As filed with the SEC on June 26, 2009.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04556

TRANSAMERICA FUNDS
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(727) 299-1800

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2008 – April 30, 2009

Item 1: Report(s) to Shareholders.  The Semi-Annual Report is attached.

Fund of Funds

Semi-Annual Report

April 30, 2009

www.transamericafunds.com

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Dear Fellow Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial advisor in the future.  We value the trust you have placed in us.

This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to recognize and understand current market conditions in order to provide a context for reading this report.  Equity and fixed-income markets have continued to remain volatile over the past six months while exhibiting some signs of price improvement in March and April of 2009.   The Federal Reserve has sought to stabilize financial markets by providing liquidity, and the Treasury department has taken an active role in the restructuring of financial companies and markets.  At the end of 2008, and during the beginning of 2009, credit markets exhibited some signs of thawing, with improvement in returns, particularly within the high yield sector.   While data has been mixed, there has been some evidence of an improvement in housing demand and construction spending.  Additionally, consumer confidence has risen as investors look beyond weak economic and unemployment data.  Oil prices have risen from their lows in 2008 while most major foreign currencies remain relatively weak against the U.S. dollar.  For the six months ending April 30, 2009, the Dow Jones Industrial Average returned -10.78%, the Standard & Poor’s 500 Index returned -8.53%, and the Barclay’s Capital Aggregate U.S. Bond Index returned 7.74%.  Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial advisor is a key resource to help you build a complete picture of your current and future financial needs.  Financial advisors are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial advisor, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial advisor if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

John K. Carter	Christopher A. Staples
President & Chief Executive Officer	Vice President & Chief Investment Officer
Transamerica Funds	Transamerica Funds

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, and other fund expenses.

The following Examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds’ and to compare these costs with the ongoing costs of investing in other funds.

The Examples are based on an investment of $1,000 invested at November 1, 2008 and held for the entire period until April 30, 2009.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, brokerage commissions paid on purchases and sales of fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

		Actual Expenses		Hypothetical Expenses (b)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (a)	Ending Account Value	Expenses Paid During Period (a)	Annualized Expense Ratio (c)

Transamerica Asset Allocation - Conservative Portfolio
Class A	$1,000.00	$1,039.40	$3.29	$1,021.57	$3.26	0.65%
Class B	1,000.00	1,036.13	6.51	1,018.40	6.46	1.29
Class C	1,000.00	1,036.48	6.26	1,018.65	6.21	1.24
Class R	1,000.00	1,038.72	4.20	1,020.68	4.16	0.83

Transamerica Asset Allocation - Growth Portfolio
Class A	1,000.00	946.15	3.62	1,021.08	3.76	0.75
Class B	1,000.00	943.09	6.89	1,017.70	7.15	1.43
Class C	1,000.00	943.57	6.60	1,018.00	6.85	1.37
Class R	1,000.00	946.14	3.72	1,020.98	3.86	0.77
Transamerica Asset Allocation - Moderate Growth Portfolio
Class A	1,000.00	987.02	3.30	1,021.47	3.36	0.67
Class B	1,000.00	984.05	6.69	1,018.05	6.80	1.36
Class C	1,000.00	984.38	6.40	1,018.35	6.51	1.30
Class R	1,000.00	986.10	3.84	1,020.93	3.91	0.78

Transamerica Asset Allocation - Moderate Portfolio
Class A	1,000.00	1,018.00	3.20	1,021.62	3.21	0.64
Class B	1,000.00	1,013.82	6.59	1,018.25	6.61	1.32
Class C	1,000.00	1,013.83	6.24	1,018.60	6.26	1.25
Class R	1,000.00	1,016.89	4.00	1,020.83	4.01	0.80
Transamerica Multi-Manager Alternative Strategies Portfolio
Class A	1,000.00	1,006.66	4.13	1,020.68	4.16	0.83
Class C	1,000.00	1,003.02	7.35	1,017.46	7.40	1.48

Transamerica Multi-Manager International Portfolio
Class A	1,000.00	1,003.35	3.97	1,020.83	4.01	0.80
Class B	1,000.00	1,000.00	7.19	1,017.60	7.25	1.45
Class C	1,000.00	1,000.00	7.19	1,017.60	7.25	1.45

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.

(c)	Expense ratios do not include expenses of the investment companies in which the Funds invest.

1

Schedules of Investments Composition

At April 30, 2009

(the following charts summarize the Schedule of Investments of each Fund by asset type)

(unaudited)

Transamerica Asset Allocation - Conservative Portfolio

Bonds	45.4%
U.S. Stocks	21.2
Tactical and Specialty	14.6
Global/International Stocks	9.5
Inflation-Protected Securities	8.4
Capital Preservation	0.8
Other Assets and Liabilities, net	0.1
Total	100.0%

Transamerica Asset Allocation - Growth Portfolio

U.S. Stocks	67.7%
Global/International Stocks	19.2
Tactical and Specialty	12.8
Capital Preservation	0.4
Other Assets and Liabilities, net	(0.1)
Total	100.0%

Transamerica Asset Allocation - Moderate Growth Portfolio

U.S. Stocks	47.1%
Bonds	22.0
Tactical and Specialty	14.1
Global/International Stocks	12.2
Inflation-Protected Securities	4.4
Capital Preservation	0.3
Other Assets and Liabilities, net	(0.1)
Total	100.0%

Transamerica Asset Allocation - Moderate Portfolio

Bonds	36.8%
U.S. Stocks	33.1
Tactical and Specialty	14.9
Global/International Stocks	8.3
Inflation-Protected Securities	6.6
Capital Preservation	0.3
Other Assets and Liabilities, net	0.0	*
Total	100.0%

Transamerica Multi-Manager Alternative Strategies Portfolio

Tactical and Specialty	72.3%
Bonds	13.0
Global/International Stocks	6.5
Capital Preservation	6.2
U.S. Stocks	2.1
Other Assets and Liabilities, net	(0.1)
Total	100.0%

Transamerica Multi-Manager International Portfolio

Global/International Stocks	86.2%
Tactical and Specialty	14.0
Other Assets and Liabilities, net	(0.2)
Total	100.0%

*Amount rounds to less than 0.05% or (0.05%).

2

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (99.9%) €
Bonds (45.4%)
Transamerica Convertible Securities	21,676	$156
Transamerica Flexible Income	1,470,684	10,692
Transamerica High Yield Bond	6,905,265	47,992
Transamerica JPMorgan International Bond	5,632,691	57,960
Transamerica PIMCO Total Return	13,258,819	128,743
Transamerica Short-Term Bond	7,235,366	69,387
Transamerica Van Kampen Emerging Markets Debt	3,715,951	33,258
Capital Preservation (0.8%)
Transamerica Money Market	5,991,934	5,992
Global/International Stocks (9.5%)
Transamerica AllianceBernstein International Value	553,370	3,353
Transamerica Evergreen International Small Cap	857,149	6,763
Transamerica Marsico International Growth	868,953	5,926
Transamerica MFS International Equity	2,358,526	14,764
Transamerica Neuberger Berman International	658,594	3,853
Transamerica Oppenheimer Developing Markets	1,284,274	9,183
Transamerica Schroders International Small Cap	1,903,691	11,365
Transamerica Thornburg International Value	1,947,183	14,935
Transamerica WMC Emerging Markets ‡	314,063	2,789
Inflation-Protected Securities (8.4%)
Transamerica PIMCO Real Return TIPS	6,472,559	64,337
Tactical and Specialty (14.6%)
Transamerica BlackRock Global Allocation	1,710,704	14,456
Transamerica BlackRock Natural Resources	851,112	6,630
Transamerica BNY Mellon Market Neutral Strategy	304,340	2,623
Transamerica Clarion Global Real Estate Securities	1,211,354	9,727
Transamerica Evergreen Health Care	128,807	1,069
Transamerica Federated Market Opportunity	959,771	8,436
Transamerica Loomis Sayles Bond	7,469,568	59,832
Transamerica Science & Technology ‡	901,980	2,661
Transamerica UBS Dynamic Alpha	1,309,992	6,956
U.S. Stocks (21.2%)
Transamerica American Century Large Company Value	2,756,938	18,278
Transamerica BlackRock Large Cap Value	3,541,319	23,408
Transamerica Equity	3,309,341	22,007
Transamerica Growth Opportunities ‡	832,191	5,642
Transamerica Jennison Growth	2,581,187	22,018
Transamerica JPMorgan Mid Cap Value	1,124,327	7,904
Transamerica Marsico Growth	2,932,416	25,102
Transamerica Oppenheimer Small- & Mid-Cap Value	1,028,568	6,696
Transamerica Third Avenue Value ‡	571,809	8,892
Transamerica UBS Large Cap Value	2,413,937	17,187
Transamerica Van Kampen Mid-Cap Growth	502,755	3,826
Transamerica Van Kampen Small Company Growth	262,252	1,938
Total Investment Companies (cost $891,864) #		766,736
Other Assets and Liabilities, net		633
Net Assets		$767,369

NOTES TO SCHEDULE OF INVESTMENTS:
€	The Fund invests its assets in the Class I shares of affiliated Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $891,864. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,576 and $128,704, respectively. Net unrealized depreciation for tax purposes is $125,128.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$766,736	$—	$—	$766,736

The notes to the financial statements are an integral part of this report.

3

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.1%) €
Capital Preservation (0.4%)
Transamerica Money Market	5,786,020	$5,786
Global/International Stocks (19.2%)
Transamerica AllianceBernstein International Value	4,734,461	28,691
Transamerica Evergreen International Small Cap	6,688,658	52,774
Transamerica Marsico International Growth	5,555,834	37,891
Transamerica MFS International Equity	1,160,321	7,264
Transamerica Neuberger Berman International	7,691,638	44,996
Transamerica Oppenheimer Developing Markets	8,138,341	58,188
Transamerica Schroders International Small Cap	1,645,967	9,826
Transamerica Thornburg International Value	1,143,515	8,771
Transamerica WMC Emerging Markets ‡	234,189	2,080
Tactical and Specialty (12.8%)
Transamerica BlackRock Global Allocation	5,652,054	47,760
Transamerica BlackRock Natural Resources	1,608,943	12,534
Transamerica BNY Mellon Market Neutral Strategy	1,107,805	9,549
Transamerica Clarion Global Real Estate Securities	6,981,419	56,061
Transamerica Evergreen Health Care	571,154	4,741
Transamerica Federated Market Opportunity	1,338,160	11,762
Transamerica Science & Technology ‡	4,276,855	12,617
Transamerica UBS Dynamic Alpha	2,342,829	12,440
U.S. Stocks (67.7%)
Transamerica American Century Large Company Value	16,939,917	112,312
Transamerica BlackRock Large Cap Value	20,208,328	133,578
Transamerica Equity	20,857,518	138,703
Transamerica Growth Opportunities ‡	4,207,851	28,529
Transamerica Jennison Growth	11,005,531	93,877
Transamerica JPMorgan Mid Cap Value	5,893,640	41,432
Transamerica Marsico Growth	13,368,714	114,436
Transamerica Oppenheimer Small- & Mid-Cap Value	4,260,585	27,736
Transamerica Third Avenue Value ‡	3,210,805	49,928
Transamerica UBS Large Cap Value	13,589,317	96,756
Transamerica Van Kampen Mid-Cap Growth	3,761,824	28,627
Transamerica Van Kampen Small Company Growth	2,147,682	15,871
Total Investment Companies (cost $1,798,820) #		1,305,516
Other Assets and Liabilities, net		(995)
Net Assets		$1,304,521

NOTES TO SCHEDULE OF INVESTMENTS:
€	The Fund invests its assets in the Class I shares of affiliated Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $1,798,820. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,828 and $499,132, respectively. Net unrealized depreciation for tax purposes is $493,304.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$1,305,516	$—	$—	$1,305,516

The notes to the financial statements are an integral part of this report.

4

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.1%) €
Bonds (22.0%)
Transamerica Convertible Securities	2,908,782	$20,943
Transamerica Flexible Income	2,549,538	18,535
Transamerica High Yield Bond	11,565,965	80,383
Transamerica JPMorgan International Bond	9,099,557	93,634
Transamerica PIMCO Total Return	20,331,079	197,416
Transamerica Short-Term Bond	8,722,157	83,645
Transamerica Van Kampen Emerging Markets Debt	6,221,642	55,684
Capital Preservation (0.3%)
Transamerica Money Market	7,481,024	7,481
Global/International Stocks (12.2%)
Transamerica AllianceBernstein International Value	6,581,268	39,882
Transamerica Evergreen International Small Cap	7,493,206	59,121
Transamerica Marsico International Growth	8,170,053	55,720
Transamerica MFS International Equity	295,171	1,848
Transamerica Neuberger Berman International	10,353,648	60,569
Transamerica Oppenheimer Developing Markets	8,542,578	61,080
Transamerica Schroders International Small Cap	1,408,196	8,407
Transamerica Thornburg International Value	883,438	6,776
Transamerica WMC Emerging Markets ‡	1,223,435	10,864
Inflation-Protected Securities (4.4%)
Transamerica PIMCO Real Return TIPS	10,956,998	108,913
Tactical and Specialty (14.1%)
Transamerica BlackRock Global Allocation	8,391,458	70,908
Transamerica BlackRock Natural Resources	3,567,478	27,791
Transamerica BNY Mellon Market Neutral Strategy	3,243,834	27,962
Transamerica Clarion Global Real Estate Securities	9,574,235	76,880
Transamerica Evergreen Health Care	815,238	6,766
Transamerica Federated Market Opportunity	2,424,253	21,309
Transamerica Loomis Sayles Bond	8,758,001	70,152
Transamerica Science & Technology ‡	7,521,881	22,190
Transamerica UBS Dynamic Alpha	5,659,634	30,053
U.S. Stocks (47.1%)
Transamerica American Century Large Company Value	22,039,217	146,120
Transamerica BlackRock Large Cap Value	25,338,217	167,486
Transamerica Equity	31,352,988	208,497
Transamerica Growth Opportunities ‡	6,165,368	41,801
Transamerica Jennison Growth	9,331,292	79,596
Transamerica JPMorgan Mid Cap Value	9,860,726	69,321
Transamerica Marsico Growth	18,101,322	154,947
Transamerica Oppenheimer Small- & Mid-Cap Value	6,660,290	43,358
Transamerica Third Avenue Value ‡	4,573,632	71,120
Transamerica UBS Large Cap Value	20,356,697	144,940
Transamerica Van Kampen Mid-Cap Growth	5,067,447	38,563
Transamerica Van Kampen Small Company Growth	1,883,763	13,921
Total Investment Companies (cost $3,221,705) #		2,504,582
Other Assets and Liabilities, net		(2,232)
Net Assets		$2,502,350

NOTES TO SCHEDULE OF INVESTMENTS:
€	The Fund invests its assets in the Class I shares of affiliated Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $3,221,705. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $10,822 and $727,945, respectively. Net unrealized depreciation for tax purposes is $717,123.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$2,504,582	$—	$—	$2,504,582

The notes to the financial statements are an integral part of this report.

5

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0) €
Bonds (36.8%)
Transamerica Convertible Securities	3,046,789	$21,937
Transamerica Flexible Income	2,070,733	15,054
Transamerica High Yield Bond	10,878,132	75,603
Transamerica JPMorgan International Bond	11,408,758	117,396
Transamerica PIMCO Total Return	21,106,866	204,948
Transamerica Short-Term Bond	9,807,542	94,054
Transamerica Van Kampen Emerging Markets Debt	5,629,461	50,384
Capital Preservation (0.3%)
Transamerica Money Market	5,309,722	5,310
Global/International Stocks (8.3%)
Transamerica AllianceBernstein International Value	2,739,094	16,599
Transamerica Evergreen International Small Cap	2,284,341	18,023
Transamerica Marsico International Growth	2,530,902	17,261
Transamerica MFS International Equity	853,308	5,342
Transamerica Neuberger Berman International	2,881,703	16,858
Transamerica Oppenheimer Developing Markets	2,327,010	16,638
Transamerica Schroders International Small Cap	2,850,163	17,015
Transamerica Thornburg International Value	708,352	5,433
Transamerica WMC Emerging Markets ‡	2,012,498	17,871
Inflation-Protected Securities (6.6%)
Transamerica PIMCO Real Return TIPS	10,531,036	104,678
Tactical and Specialty (14.9%)
Transamerica BlackRock Global Allocation	3,969,319	33,541
Transamerica BlackRock Natural Resources	1,425,624	11,106
Transamerica BNY Mellon Market Neutral Strategy	1,630,964	14,059
Transamerica Clarion Global Real Estate Securities	3,915,566	31,442
Transamerica Evergreen Health Care	130,408	1,082
Transamerica Federated Market Opportunity	1,957,195	17,204
Transamerica Loomis Sayles Bond	13,086,324	104,821
Transamerica Science & Technology ‡	2,696,616	7,955
Transamerica UBS Dynamic Alpha	2,435,613	12,933
U.S. Stocks (33.1%)
Transamerica American Century Large Company Value	9,052,160	60,016
Transamerica BlackRock Large Cap Value	12,517,633	82,742
Transamerica Equity	12,473,646	82,950
Transamerica Growth Opportunities ‡	1,935,124	13,120
Transamerica Jennison Growth	6,999,674	59,707
Transamerica JPMorgan Mid Cap Value	4,374,631	30,754
Transamerica Marsico Growth	7,930,888	67,888
Transamerica Oppenheimer Small- & Mid-Cap Value	3,347,537	21,792
Transamerica Third Avenue Value ‡	2,071,823	32,217
Transamerica UBS Large Cap Value	7,961,327	56,685
Transamerica Van Kampen Mid-Cap Growth	1,533,045	11,666
Transamerica Van Kampen Small Company Growth	329,352	2,434
Total Investment Companies (cost $1,924,416) #		1,576,518
Other Assets and Liabilities, net		(85)
Net Assets		$1,576,433

NOTES TO SCHEDULE OF INVESTMENTS:
€	The Fund invests its assets in the Class I shares of affiliated Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $1,924,416. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,382 and $352,280, respectively. Net unrealized depreciation for tax purposes is $347,898.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$1,576,518	$—	$—	$1,576,518

The notes to the financial statements are an integral part of this report.

6

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.1%) €
Bonds (13.0%)
Transamerica JPMorgan International Bond	2,155,444	$22,180
Capital Preservation (6.2%)
Transamerica Money Market	10,575,013	10,575
Global/International Stocks (6.5%)
Transamerica Evergreen International Small Cap	187,718	1,481
Transamerica Oppenheimer Developing Markets	659,152	4,713
Transamerica Schroders International Small Cap	805,991	4,812
Tactical and Specialty (72.3%)
Transamerica BlackRock Global Allocation	1,268,400	10,718
Transamerica BlackRock Natural Resources	1,908,999	14,871
Transamerica BNY Mellon Market Neutral Strategy	2,384,670	20,556
Transamerica Clarion Global Real Estate Securities	1,574,966	12,647
Transamerica Federated Market Opportunity	2,592,025	22,784
Transamerica Loomis Sayles Bond	3,132,636	25,092
Transamerica UBS Dynamic Alpha	3,093,943	16,429
U.S. Stocks (2.1%)
Transamerica Third Avenue Value ‡	230,747	3,588
Total Investment Companies (cost $217,998) #		170,446
Other Assets and Liabilities, net		(130)
Net Assets		$170,316

NOTES TO SCHEDULE OF INVESTMENTS:
€	The Fund invests its assets in the Class I shares of affiliated Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $217,998. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $506 and $48,058, respectively. Net unrealized depreciation for tax purposes is $47,552.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$170,446	$—	$—	$170,446

The notes to the financial statements are an integral part of this report.

7

Transamerica Multi-Manager International Portfolio

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.2%) €
Global/International Stocks (86.2%)
Transamerica AllianceBernstein International Value	4,003,243	$24,260
Transamerica Evergreen International Small Cap	1,858,661	14,665
Transamerica Marsico International Growth	2,999,228	20,455
Transamerica MFS International Equity	2,039,581	12,768
Transamerica Neuberger Berman International	3,328,888	19,474
Transamerica Oppenheimer Developing Markets	3,068,842	21,942
Transamerica Schroders International Small Cap	3,166,511	18,904
Transamerica Thornburg International Value	4,652,730	35,686
Transamerica WMC Emerging Markets ‡	1,953,498	17,347
Tactical and Specialty (14.0%)
Transamerica BlackRock Global Allocation	2,193,168	18,532
Transamerica Clarion Global Real Estate Securities	1,454,178	11,677
Total Investment Companies (cost $343,568) #		215,710
Other Assets and Liabilities, net		(449)
Net Assets		$215,261

NOTES TO SCHEDULE OF INVESTMENTS:
€	The Fund invests its assets in the Class I shares of affiliated Transamerica Funds.
‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $343,568. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $0 and $127,858, respectively. Net unrealized depreciation for tax purposes is $127,858.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$215,710	$—	$—	$215,710

The notes to the financial statements are an integral part of this report.

8

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Transamerica Asset Allocation - Conservative Portfolio	Transamerica Asset Allocation - Growth Portfolio	Transamerica Asset Allocation - Moderate Growth Portfolio	Transamerica Asset Allocation - Moderate Portfolio	Transamerica Multi-Manager Alternative Strategies Portfolio	Transamerica Multi-Manager International Portfolio
Assets:
Investments in affiliated investment companies, at value	$766,736	$1,305,516	$2,504,582	$1,576,518	$170,446	$215,710
Cash	1	—	—	—	—	—
Receivables:
Investment securities sold	166	285	186	—	66	—
Shares of beneficial interest sold	2,574	2,280	4,406	4,069	740	484
Dividends	204	—	247	277	1	—
Other	13	23	46	34	—	—
	$769,694	$1,308,104	$2,509,467	$1,580,898	$171,253	$216,194
Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	$204	$—	$246	$578	$—	$155
Shares of beneficial interest redeemed	1,450	2,315	4,496	2,440	758	557
Management and advisory fees	61	103	200	126	27	10
Distribution and service fees	466	794	1,557	976	91	122
Trustees fees	16	31	61	42	1	2
Transfer agent fees	41	257	355	146	21	81
Administration fees	8	13	25	16	2	2
Due to custodian	—	—	1	5	—	1
Other	79	70	176	136	37	3
	$2,325	$3,583	$7,117	$4,465	$937	$933
Net assets	$767,369	$1,304,521	$2,502,350	$1,576,433	$170,316	$215,261
Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	926,079	1,899,727	3,380,836	1,964,680	223,299	403,446
Undistributed (accumulated) net investment income (loss)	(3,998)	11,660	1,963	4,810	(105)	2,975
Accumulated net realized loss from investments in affiliated investment companies	(29,579)	(113,551)	(163,305)	(45,144)	(5,326)	(63,302)
Net unrealized depreciation on investments in affiliated investment companies	(125,133)	(493,315)	(717,144)	(347,913)	(47,552)	(127,858)
Net assets	$767,369	$1,304,521	$2,502,350	$1,576,433	$170,316	$215,261
Net assets by class:
Class A	$282,261	$466,748	$847,866	$547,231	$88,431	$94,770
Class B	94,552	169,675	348,667	202,336		13,957
Class C	389,206	666,307	1,303,732	825,461	81,885	106,534
Class R	1,350	1,791	2,085	1,405
Shares outstanding:
Class A	31,605	56,902	97,091	60,758	11,009	14,499
Class B	10,614	21,094	39,979	22,462		2,147
Class C	43,742	82,896	149,849	91,976	10,244	16,386
Class R	150	220	239	156
Net asset value per share:
Class A	$8.93	$8.20	$8.73	$9.01	$8.03	$6.54
Class B	8.91	8.04	8.72	9.01		6.50
Class C	8.90	8.04	8.70	8.97	7.99	6.50
Class R	8.99	8.15	8.71	8.98

Maximum offering price per share: (a)
Class A	$9.45	$8.68	$9.24	$9.53	$8.50	$6.92

Investments in affiliated investment companies, at cost	$891,864	$1,798,820	$3,221,705	$1,924,416	$217,998	$343,568

(a)     Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and R shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

The notes to the financial statements are an integral part of this report.

9

STATEMENTS OF OPERATIONS

For the period ended April 30, 2009

(all amounts in thousands)

(unaudited)

	Transamerica Asset Allocation - Conservative Portfolio	Transamerica Asset Allocation - Growth Portfolio	Transamerica Asset Allocation - Moderate Growth Portfolio	Transamerica Asset Allocation - Moderate Portfolio	Transamerica Multi-Manager Alternative Strategies Portfolio	Transamerica Multi-Manager International Portfolio
Investment income:
Dividend income from affiliated investment companies	$26,001	$24,728	$72,580	$51,918	$6,671	$4,983

Expenses:
Management and advisory	354	625	1,219	761	170	106
Distribution and service:
Class A	460	768	1,421	902	154	160
Class B	446	830	1,712	1,001		68
Class C	1,780	3,220	6,406	4,027	413	534
Class R	3	4	5	3
Transfer agent:
Class A	195	540	692	359	81	122
Class B	61	233	360	170		32
Class C	150	689	979	427	74	175
Class R	1	1	1	1
Printing and shareholder reports	57	112	212	128	16	22
Custody	16	32	55	33	3	8
Administration	44	78	152	95	11	13
Legal	10	19	37	23	2	3
Audit and tax	10	10	10	10	10	10
Trustees	7	13	25	15	2	2
Registration	46	42	46	42	39	32
Other	9	16	29	18	2	3
Total expenses	3,649	7,232	13,361	8,015	977	1,290
Net of reimbursement of class expenses
Class A	—	—	—	—	—	(3)
Class B	—	—	—	—	—	(14)
Class C	—	—	—	—	—	(35)
Total reimbursed expenses	—	—	—	—	—	(52)
Net expenses	3,649	7,232	13,361	8,015	977	1,238

Net investment income	22,352	17,496	59,219	43,903	5,694	3,745
Net realized and unrealized gain (loss) on investments in affiliated investment companies:
Realized loss from investments in affiliated investment companies	(32,274)	(120,990)	(177,240)	(49,254)	(11,527)	(30,714)
Realized gain distributions from investments in affiliated investment companies	5,107	16,059	28,595	13,011	6,658	5,248
	(27,167)	(104,931)	(148,645)	(36,243)	(4,869)	(25,466)
Increase (decrease) in unrealized appreciation (depreciation) on investments in affiliated investment companies	32,574	(1,847)	30,040	8,403	(1,043)	17,999
Net realized and unrealized gain (loss) on investments in affiliated investment companies	5,407	(106,778)	(118,605)	(27,840)	(5,912)	(7,467)

Net increase (decrease) In net assets resulting from operations	$27,759	$(89,282)	$(59,386)	$16,063	$(218)	$(3,722)

The notes to the financial statements are an integral part of this report.

10

STATEMENTS OF CHANGES IN NET ASSETS

For the period or years ended:

(all amounts in thousands)

	Transamerica Asset Allocation - Conservative Portfolio		Transamerica Asset Allocation - Growth Portfolio		Transamerica Asset Allocation - Moderate Growth Portfolio
	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008
From operations:
Net investment income	$22,352	$22,258	$17,496	$17,181	$59,219	$63,059
Net realized gain (loss) on investment in affiliated investment companies	(27,167)	127	(104,931)	(1,971)	(148,645)	6,369
Change in unrealized appreciation (depreciation) on investment in affiliated investment companies	32,574	(241,499)	(1,847)	(1,035,052)	30,040	(1,522,341)
Net increase (decrease) in net assets resulting from operations	27,759	(219,114)	(89,282)	(1,019,842)	(59,386)	(1,452,913)

Distributions to shareholders:
From net investment income:
Class A	(11,753)	(7,660)	(10,374)	(1,116)	(32,722)	(17,275)
Class B	(3,734)	(2,383)	(2,124)	—	(10,197)	(4,380)
Class C	(15,002)	(8,298)	(9,364)	—	(40,056)	(16,655)
Class R	(52)	(19)	(40)	—	(73)	(25)
	(30,541)	(18,360)	(21,902)	(1,116)	(83,048)	(38,335)
From net realized gains:
Class A	—	(4,897)	—	(22,064)	—	(36,711)
Class B	—	(2,233)	—	(10,387)	—	(18,289)
Class C	—	(6,652)	—	(36,318)	—	(60,086)
Class R	—	(13)	—	(26)	—	(58)
	—	(13,795)	—	(68,795)	—	(115,144)
Total distributions to shareholders	(30,541)	(32,155)	(21,902)	(69,911)	(83,048)	(153,479)

Capital share transactions:
Proceeds from shares sold:
Class A	66,770	191,670	77,655	212,070	103,579	358,051
Class B	15,852	44,384	10,034	40,565	18,542	74,823
Class C	103,233	274,416	64,994	263,723	117,515	556,048
Class R	426	1,070	1,172	1,918	346	1,706
	186,281	511,540	153,855	518,276	239,982	990,628
Dividends and distributions reinvested:
Class A	10,436	9,506	9,388	20,861	30,079	49,557
Class B	3,040	3,420	1,861	9,005	9,051	20,024
Class C	10,423	8,944	7,303	27,196	29,852	55,992
Class R	43	21	19	18	45	37
	23,942	21,891	18,571	57,080	69,027	125,610
Cost of shares redeemed:
Class A	(63,335)	(88,378)	(78,235)	(168,000)	(142,430)	(294,086)
Class B	(16,107)	(32,684)	(22,484)	(56,102)	(45,876)	(105,134)
Class C	(87,456)	(130,261)	(100,671)	(236,973)	(223,910)	(408,704)
Class R	(208)	(377)	(862)	(593)	(188)	(759)
	(167,106)	(251,700)	(202,252)	(461,668)	(412,404)	(808,683)
Redemption fees:
Class A	6	6	3	4	1	4
Class B	1	3	—	2	—	3
Class C	1	18	3	7	2	9
	8	27	6	13	3	16
Automatic conversions:
Class A	1,074	4,081	1,828	9,315	3,485	13,458
Class B	(1,074)	(4,081)	(1,828)	(9,315)	(3,485)	(13,458)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital shares transactions	43,125	281,758	(29,820)	113,701	(103,392)	307,571

Net increase (decrease) in net assets	40,343	30,489	(141,004)	(976,052)	(245,826)	(1,298,821)

Net assets:
Beginning of period/year	$727,026	$696,537	$1,445,525	$2,421,577	$2,748,176	$4,046,997
End of period/year	$767,369	$727,026	$1,304,521	$1,445,525	$2,502,350	$2,748,176
Undistributed (accumulated) net investment income (loss)	$(3,998)	$4,191	$11,660	$16,066	$1,963	$25,792

The notes to the financial statements are an integral part of this report.

11

	Transamerica Asset Allocation - Conservative Portfolio		Transamerica Asset Allocation - Growth Portfolio		Transamerica Asset Allocation - Moderate Growth Portfolio
	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008
Share activity:
Shares issued:
Class A	7,804	17,099	9,951	16,662	12,357	28,856
Class B	1,871	3,992	1,321	3,216	2,233	6,036
Class C	12,184	24,710	8,476	21,061	14,120	44,820
Class R	50	101	149	166	42	139
	21,909	45,902	19,897	41,105	28,752	79,851
Shares issued-reinvested from distributions:
Class A	1,223	977	1,182	1,519	3,594	3,790
Class B	357	333	239	670	1,080	1,536
Class C	1,227	903	938	2,022	3,571	4,300
Class R	5	2	2	1	5	3
	2,812	2,215	2,361	4,212	8,250	9,629
Shares redeemed:
Class A	(7,418)	(8,115)	(10,286)	(13,653)	(17,332)	(24,553)
Class B	(1,890)	(2,996)	(3,032)	(4,682)	(5,622)	(8,856)
Class C	(10,323)	(12,235)	(13,561)	(20,022)	(27,580)	(34,617)
Class R	(25)	(35)	(109)	(46)	(22)	(64)
	(19,656)	(23,381)	(26,988)	(38,403)	(50,556)	(68,090)
Automatic conversions:
Class A	125	358	228	720	416	1,079
Class B	(125)	(359)	(233)	(737)	(417)	(1,085)
	—	(1)	(5)	(17)	(1)	(6)
Net increase (decrease) in shares outstanding:
Class A	1,734	10,319	1,075	5,248	(965)	9,172
Class B	213	970	(1,705)	(1,533)	(2,726)	(2,369)
Class C	3,088	13,378	(4,147)	3,061	(9,889)	14,503
Class R	30	68	42	121	25	78
	5,065	24,735	(4,735)	6,897	(13,555)	21,384

The notes to the financial statements are an integral part of this report.

12

	Transamerica Asset Allocation - Moderate Portfolio		Transamerica Multi-Manager Alternative Strategies Portfolio		Transamerica Multi-Manager International Portfolio
	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008
From operations:
Net investment income	$43,903	$50,142	$5,694	$2,882	$3,745	$9,540
Net realized loss on investment in affiliated investment companies	(36,243)	(3,803)	(4,869)	(455)	(25,466)	(37,550)
Change in unrealized appreciation (depreciation) on investment in affiliated investment companies	8,403	(715,860)	(1,043)	(50,142)	17,999	(221,869)
Net increase (decrease) in net assets resulting from operations	16,063	(669,521)	(218)	(47,715)	(3,722)	(249,879)

Distributions to shareholders:
From net investment income:
Class A	(25,025)	(13,866)	(3,552)	(1,164)	(770)	(4,695)
Class B	(7,739)	(4,791)	—	—	—	(595)
Class C	(32,988)	(17,309)	(2,751)	(1,288)	—	(5,384)
Class R	(61)	(11)	—	—	—	—
	(65,813)	(35,977)	(6,303)	(2,452)	(770)	(10,674)
From net realized gains:
Class A	—	(20,000)	—	—	—	(1,300)
Class B	—	(10,456)	—	—	—	(213)
Class C	—	(34,616)	—	—	—	(1,818)
Class R	—	(19)	—	—	—	—
	—	(65,091)	—	—	—	(3,331)
Total distributions to shareholders	(65,813)	(101,068)	(6,303)	(2,452)	(770)	(14,005)

Capital share transactions:
Proceeds from shares sold:
Class A	92,776	257,189	20,496	116,850	21,873	93,298
Class B	15,148	46,815	—	—	640	8,076
Class C	112,248	356,768	11,754	79,747	7,402	74,383
Class R	1,007	904	—	—	—	—
	221,179	661,676	32,250	196,597	29,915	175,757
Dividends and distributions reinvested:
Class A	22,442	30,571	2,810	893	603	4,441
Class B	6,569	12,884	—	—	—	648
Class C	23,369	36,220	2,055	1,003	—	4,866
Class R	46	15	—	—	—	—
	52,426	79,690	4,865	1,896	603	9,955
Cost of shares redeemed:
Class A	(98,595)	(169,998)	(28,753)	(33,651)	(28,936)	(67,324)
Class B	(33,930)	(71,809)	—	—	(2,024)	(5,230)
Class C	(161,099)	(263,959)	(18,709)	(15,669)	(27,406)	(60,577)
Class R	(594)	(253)	—	—	—	—
	(294,218)	(506,019)	(47,462)	(49,320)	(58,366)	(133,131)
Redemption fees:
Class A	—	7	1	—	1	—
Class B	—	1	—	—	—	—
Class C	5	7	—	1	—	2
	5	15	1	1	1	2
Automatic conversions:
Class A	2,288	9,884	—	—	245	1,195
Class B	(2,288)	(9,884)	—	—	(245)	(1,195)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital shares transactions	(20,608)	235,362	(10,346)	149,174	(27,847)	52,583

Net increase (decrease) in net assets	(70,358)	(535,227)	(16,867)	99,007	(32,339)	(211,301)

Net assets:
Beginning of period/year	$1,646,791	$2,182,018	$187,183	$88,176	$247,600	$458,901
End of period/year	$1,576,433	$1,646,791	$170,316	$187,183	$215,261	$247,600
Undistributed (accumulated) net investment income (loss)	$4,810	$26,720	$(105)	$504	$2,975	$—

The notes to the financial statements are an integral part of this report.

13

	Transamerica Asset Allocation - Moderate Portfolio		Transamerica Multi-Manager Alternative Strategies Portfolio		Transamerica Multi-Manager International Portfolio
	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008
Share activity:
Shares issued:
Class A	10,739	21,575	2,611	11,512	3,581	8,606
Class B	1,759	3,930	—	—	107	726
Class C	13,069	30,129	1,512	7,837	1,219	6,632
Class R	116	78	—	—	—	—
	25,683	55,712	4,123	19,349	4,907	15,964
Shares issued-reinvested from distributions:
Class A	2,606	2,475	359	88	96	387
Class B	761	1,043	—	—	—	56
Class C	2,717	2,940	264	99	—	425
Class R	6	1	—	—	—	—
	6,090	6,459	623	187	96	868
Shares redeemed:
Class A	(11,565)	(14,728)	(3,705)	(3,463)	(4,910)	(6,889)
Class B	(3,981)	(6,249)	—	—	(345)	(534)
Class C	(19,023)	(23,247)	(2,435)	(1,632)	(4,630)	(6,328)
Class R	(69)	(21)	—	—	—	—
	(34,638)	(44,245)	(6,140)	(5,095)	(9,885)	(13,751)
Automatic conversions:
Class A	266	819	—	—	41	110
Class B	(266)	(822)	—	—	(41)	(111)
	—	(3)	—	—	—	(1)
Net increase (decrease) in shares outstanding:
Class A	2,046	10,141	(735)	8,137	(1,192)	2,214
Class B	(1,727)	(2,098)	—	—	(279)	137
Class C	(3,237)	9,822	(659)	6,304	(3,411)	729
Class R	53	58	—	—	—	—
	(2,865)	17,923	(1,394)	14,441	(4,882)	3,080

The notes to the financial statements are an integral part of this report.

14

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period

	Transamerica Asset Allocation - Conservative Portfolio
	Class A
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$8.99		$12.40	$11.76	$11.35	$11.07	$10.67

Investment operations
From net investment income(a),(b)	0.29		0.36	0.38	0.28	0.32	0.17
From net realized and unrealized gain (loss) on investments	0.04		(3.21)	0.82	0.80	0.37	0.77
Total from investment operations	0.33		(2.85)	1.20	1.08	0.69	0.94

Distributions
Net investment income	(0.39)		(0.32)	(0.24)	(0.35)	(0.22)	(0.51)
Net realized gains on investments	—		(0.24)	(0.32)	(0.32)	(0.19)	(0.03)
Total distributions	(0.39)		(0.56)	(0.56)	(0.67)	(0.41)	(0.54)

Net asset value
End of period/year	$8.93		$8.99	$12.40	$11.76	$11.35	$11.07

Total return(c)	3.94	%(d)	(23.86)%	12.06%	9.90%	6.30%	8.97%

Net assets end of period/year	$282,261		$268,516	$242,342	$165,071	$129,724	$99,811

Ratio and supplemental data
Expenses to average net assets:(e)
After reimbursement/recapture	0.65	%(f)	0.62%	0.62%	0.60%	0.28%	0.29	%(*)
Before reimbursement/recapture	0.65	%(f)	0.62%	0.62%	0.60%	0.28%	0.29	%(*)
Net investment income, to average net assets(g),(h)	6.67	%(f)	3.22%	3.18%	2.44%	2.85%	1.55%
Portfolio turnover rate	14	%(d)	10%	32%	29%	32%	11%

For a share outstanding throughout each period

	Transamerica Asset Allocation - Conservative Portfolio
	Class B
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$8.97		$12.36	$11.73	$11.32	$11.05	$10.66

Investment operations
From net investment income(a),(b)	0.26		0.31	0.30	0.20	0.24	0.10
From net realized and unrealized gain (loss) on investments	0.04		(3.22)	0.86	0.81	0.38	0.76
Total from investment operations	0.30		(2.91)	1.16	1.01	0.62	0.86

Distributions
Net investment income	(0.36)		(0.24)	(0.21)	(0.28)	(0.16)	(0.44)
Net realized gains on investments	—		(0.24)	(0.32)	(0.32)	(0.19)	(0.03)
Total distributions	(0.36)		(0.48)	(0.53)	(0.60)	(0.35)	(0.47)

Net asset value
End of period/year	$8.91		$8.97	$12.36	$11.73	$11.32	$11.05

Total return(c)	3.61	%(d)	(24.36)%	11.34%	9.19%	5.65%	8.21%

Net assets end of period/year	$94,552		$93,268	$116,569	$110,701	$106,449	$106,601

Ratio and supplemental data
Expenses to average net assets:(e)
After reimbursement/recapture	1.29	%(f)	1.24%	1.25%	1.26%	0.93%	0.92	%(*)
Before reimbursement/recapture	1.29	%(f)	1.24%	1.25%	1.26%	0.93%	0.92	%(*)
Net investment income, to average net assets(g),(h)	6.09	%(f)	2.72%	2.59%	1.78%	2.15%	0.93%
Portfolio turnover rate	14	%(d)	10%	32%	29%	32%	11%

The notes to the financial statements are an integral part of this report.

15

For a share outstanding throughout each period

	Transamerica Asset Allocation - Conservative Portfolio
	Class C
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006		October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$8.96		$12.35	$11.73	$11.32		$11.05	$10.66

Investment operations
From net investment income(a),(b)	0.26		0.29	0.30	0.21		0.25	0.10
From net realized and unrealized gain (loss) on investments	0.05		(3.19)	0.86	0.80		0.37	0.76
Total from investment operations	0.31		(2.90)	1.16	1.01		0.62	0.86

Distributions
Net investment income	(0.37)		(0.25)	(0.22)	(0.28)		(0.16)	(0.44)
Net realized gains on investments	—		(0.24)	(0.32)	(0.32)		(0.19)	(0.03)
Total distributions	(0.37)		(0.49)	(0.54)	(0.60)		(0.35)	(0.47)

Net asset value
End of period/year	$8.90		$8.96	$12.35	$11.73		$11.32	$11.05

Total return(c)	3.65	%(d)	(24.30)%	11.31%	9.25%		5.61%	8.26%

Net assets end of period/year	$389,206		$364,153	$336,981	$257,675		$208,959	$182,112

Ratio and supplemental data
Expenses to average net assets:(e)
After reimbursement/recapture	1.24	%(f)	1.22%	1.22%	1.23%		0.90%	0.93	%(*)
Before reimbursement/recapture	1.24	%(f)	1.22%	1.22%	1.23%		0.90%	0.93	%(*)
Net investment income, to average net assets(g),(h)	6.08	%(f)	2.61%	2.60%	1.82%		2.21%	0.89%
Portfolio turnover rate	14	%(d)	10%	32%	29%		32%	11%

For a share outstanding throughout each period

	Transamerica Asset Allocation - Conservative Portfolio
	Class R
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006(i)

Net asset value
Beginning of period/year	$9.05		$12.47	$11.84	$11.30

Investment operations
From net investment income(a),(b)	0.28		0.35	0.33	0.13
From net realized and unrealized gain (loss) on investments	0.05		(3.23)	0.85	0.47
Total from investment operations	0.33		(2.88)	1.18	0.60

Distributions
Net investment income	(0.39)		(0.30)	(0.23)	(0.06)
Net realized gains on investments	—		(0.24)	(0.32)	—
Total distributions	(0.39)		(0.54)	(0.55)	(0.06)

Net asset value
End of period/year	$8.99		$9.05	$12.47	$11.84

Total return(c)	3.87	%(d)	(23.98)%	11.89%	5.35	%(d)

Net assets end of period/year	$1,350		$1,089	$645	$53

Ratio and supplemental data
Expenses to average net assets:(e)
After reimbursement/recapture	0.83	%(f)	0.82%	0.86%	0.66	%(f)
Before reimbursement/recapture	0.83	%(f)	0.82%	0.86%	0.66	%(f)
Net investment income, to average net assets(g),(h)	6.45	%(f)	3.14%	2.71%	3.03	%(f)
Portfolio turnover rate	14	%(d)	10%	32%	29	%(d)

The notes to the financial statements are an integral part of this report.

16

For a share outstanding throughout each period

	Transamerica Asset Allocation - Growth Portfolio
	Class A
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$8.87		$15.46	$13.44	$11.99	$10.75	$9.82

Investment operations
From net investment income (loss)(a),(b)	0.13		0.15	0.23	0.03	0.05	(0.02)
From net realized and unrealized gain (loss) on investments	(0.61)		(6.29)	2.53	1.89	1.38	0.95
Total from investment operations	(0.48)		(6.14)	2.76	1.92	1.43	0.93

Distributions
Net investment income	(0.19)		(0.02)	(0.29)	(0.11)	(0.12)	—
Net realized gains on investments	—		(0.43)	(0.45)	(0.36)	(0.07)	—
Total distributions	(0.19)		(0.45)	(0.74)	(0.47)	(0.19)	—

Net asset value
End of period/year	$8.20		$8.87	$15.46	$13.44	$11.99	$10.75

Total return(c)	(5.39	)%(d)	(40.75)%	21.35%	16.38%	13.42%	9.47%

Net assets end of period/year	$466,748		$495,257	$781,872	$502,488	$286,412	$171,708

Ratio and supplemental data
Expenses to average net assets:(e)
After reimbursement/recapture	0.75	%(f)	0.65%	0.64%	0.65%	0.34%	0.43	%(^)
Before reimbursement/recapture	0.75	%(f)	0.65%	0.64%	0.65%	0.34%	0.43	%(^)
Net investment income (loss), to average net assets (g),(h)	3.15	%(f)	1.20%	1.62%	0.22%	0.42%	(0.22)%
Portfolio turnover rate	19	%(d)	12%	18%	22%	35%	5%

For a share outstanding throughout each period

	Transamerica Asset Allocation - Growth Portfolio
	Class B
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$8.63		$15.13	$13.17	$11.77	$10.57	$9.71

Investment operations
From net investment income (loss)(a),(b)	0.10		0.08	0.14	(0.05)	(0.03)	(0.09)
From net realized and unrealized gain (loss) on investments	(0.59)		(6.15)	2.47	1.85	1.36	0.95
Total from investment operations	(0.49)		(6.07)	2.61	1.80	1.33	0.86

Distributions
Net investment income	(0.10)		—	(0.20)	(0.04)	(0.06)	—
Net realized gains on investments	—		(0.43)	(0.45)	(0.36)	(0.07)	—
Total distributions	(0.10)		(0.43)	(0.65)	(0.40)	(0.13)	—

Net asset value
End of period/year	$8.04		$8.63	$15.13	$13.17	$11.77	$10.57

Total return(c)	(5.69	)%(d)	(41.15)%	20.54%	15.57%	12.55%	8.96%

Net assets end of period/year	$169,675		$196,817	$368,186	$288,719	$211,904	$160,959

Ratio and supplemental data
Expenses to average net assets:(e)
After reimbursement/recapture	1.43	%(f)	1.30%	1.29%	1.31%	0.99%	1.05	%(^)
Before reimbursement/recapture	1.43	%(f)	1.30%	1.29%	1.31%	0.99%	1.05	%(^)
Net investment income (loss), to average net assets (g),(h)	2.56	%(f)	0.67%	1.02%	(0.42)%	(0.24)%	(0.82)%
Portfolio turnover rate	19	%(d)	12%	18%	22%	35%	5%

The notes to the financial statements are an integral part of this report.

17

For a share outstanding throughout each period

	Transamerica Asset Allocation - Growth Portfolio
	Class C
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006		October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$8.64		$15.13	$13.18	$11.78		$10.57	$9.71

Investment operations
From net investment income (loss)(a),(b)	0.10		0.08	0.14	(0.05)		(0.02)	(0.08)
From net realized and unrealized gain (loss) on investments	(0.59)		(6.14)	2.48	1.85		1.37	0.94
Total from investment operations	(0.49)		(6.06)	2.62	1.80		1.35	0.86

Distributions
Net investment income	(0.11)		—	(0.22)	(0.04)		(0.07)	—
Net realized gains on investments	—		(0.43)	(0.45)	(0.36)		(0.07)	—
Total distributions	(0.11)		(0.43)	(0.67)	(0.40)		(0.14)	—

Net asset value
End of period/year	$8.04		$8.64	$15.13	$13.18		$11.78	$10.57

Total return(c)	(5.64	)%(d)	(41.08)%	20.60%	15.61%		12.82%	8.86%

Net assets end of period/year	$666,307		$751,881	$1,270,635	$876,768		$528,211	$356,543

Ratio and supplemental data
Expenses to average net assets:(e)
After reimbursement/recapture	1.37	%(f)	1.26%	1.25%	1.26%		0.93%	0.99	%(^)
Before reimbursement/recapture	1.37	%(f)	1.26%	1.25%	1.26%		0.93%	0.99	%(^)
Net investment income (loss), to average net assets (g),(h)	2.62	%(f)	0.62%	1.03%	(0.38)%		(0.17)%	(0.78)%
Portfolio turnover rate	19	%(d)	12%	18%	22%		35%	5%

For a share outstanding throughout each period

	Transamerica Asset Allocation - Growth Portfolio
	Class R
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006(i)

Net asset value
Beginning of period/year	$8.84		$15.40	$13.43	$12.36

Investment operations
From net investment income(a),(b)	0.12		0.07	0.13	0.05
From net realized and unrealized gain (loss) on investments	(0.60)		(6.20)	2.60	1.02
Total from investment operations	(0.48)		(6.13)	2.73	1.07

Distributions
Net investment income	(0.21)		—	(0.31)	—
Net realized gains on investments	—		(0.43)	(0.45)	—
Total distributions	(0.21)		(0.43)	(0.76)	—

Net asset value
End of period/year	$8.15		$8.84	$15.40	$13.43

Total return(c)	(5.39	)%(d)	(40.81)%	21.20%	8.66	%(d)

Net assets end of period/year	$1,791		$1,570	$884	$85

Ratio and supplemental data
Expenses to average net assets:(e)
After reimbursement/recapture	0.77	%(f)	0.83%	0.68%	0.67	%(f)
Before reimbursement/recapture	0.77	%(f)	0.83%	0.68%	0.67	%(f)
Net investment income, to average net assets(g),(h)	3.04	%(f)	0.57%	0.94%	1.08	%(f)
Portfolio turnover rate	19	%(d)	12%	18%	22	%(d)

The notes to the financial statements are an integral part of this report.

18

For a share outstanding throughout each period

	Transamerica Asset Allocation - Moderate Growth Portfolio
	Class A
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$9.20		$14.58	$13.05	$11.88	$10.97	$10.13

Investment operations
From net investment income(a),(b)	0.23		0.26	0.33	0.15	0.16	0.05
From net realized and unrealized gain (loss) on investments	(0.36)		(5.04)	1.86	1.53	1.00	0.87
Total from investment operations	(0.13)		(4.78)	2.19	1.68	1.16	0.92

Distributions
Net investment income	(0.34)		(0.19)	(0.34)	(0.20)	(0.20)	(0.08)
Net realized gains on investments	—		(0.41)	(0.32)	(0.31)	(0.05)	—
Total distributions	(0.34)		(0.60)	(0.66)	(0.51)	(0.25)	(0.08)

Net asset value
End of period/year	$8.73		$9.20	$14.58	$13.05	$11.88	$10.97

Total return(c)	(1.30	)%(d)	(34.01)%	17.48%	14.59%	10.69%	9.09%

Net assets end of period/year	$847,866		$901,766	$1,295,568	$914,835	$560,231	$352,852

Ratio and supplemental data
Expenses to average net assets:(e)
After reimbursement/recapture	0.67	%(f)	0.60%	0.60%	0.61%	0.28%	0.32	%(*)
Before reimbursement/recapture	0.67	%(f)	0.60%	0.60%	0.61%	0.28%	0.32	%(*)
Net investment income, to average net assets(g),(h)	5.28	%(f)	2.12%	2.42%	1.17%	1.37%	0.45%
Portfolio turnover rate	16	%(d)	13%	19%	21%	26%	3%

For a share outstanding throughout each period

	Transamerica Asset Allocation - Moderate Growth Portfolio
	Class B
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$9.12		$14.45	$12.94	$11.80	$10.90	$10.09

Investment operations
From net investment income (loss)(a),(b)	0.19		0.19	0.24	0.06	0.08	(0.02)
From net realized and unrealized gain (loss) on investments	(0.35)		(5.01)	1.85	1.52	1.01	0.85
Total from investment operations	(0.16)		(4.82)	2.09	1.58	1.09	0.83

Distributions
Net investment income	(0.24)		(0.10)	(0.26)	(0.13)	(0.14)	(0.02)
Net realized gains on investments	—		(0.41)	(0.32)	(0.31)	(0.05)	—
Total distributions	(0.24)		(0.51)	(0.58)	(0.44)	(0.19)	(0.02)

Net asset value
End of period/year	$8.72		$9.12	$14.45	$12.94	$11.80	$10.90

Total return(c)	(1.59	)%(d)	(34.44)%	16.69%	13.74%	10.05%	8.25%

Net assets end of period/year	$348,667		$389,429	$651,359	$549,040	$428,677	$333,533

Ratio and supplemental data
Expenses to average net assets:(e)
After reimbursement/recapture	1.36	%(f)	1.27%	1.27%	1.28%	0.95%	0.97	%(*)
Before reimbursement/recapture	1.36	%(f)	1.27%	1.27%	1.28%	0.95%	0.97	%(*)
Net investment income (loss), to average net assets (g),(h)	4.61	%(f)	1.54%	1.78%	0.51%	0.68%	(0.19)%
Portfolio turnover rate	16	%(d)	13%	19%	21%	26%	3%

The notes to the financial statements are an integral part of this report.

19

For a share outstanding throughout each period

	Transamerica Asset Allocation - Moderate Growth Portfolio
	Class C
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006		October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$9.11		$14.45	$12.95	$11.80		$10.91	$10.09

Investment operations
From net investment income (loss)(a),(b)	0.20		0.18	0.24	0.07		0.08	(0.02)
From net realized and unrealized gain (loss) on investments	(0.35)		(5.00)	1.85	1.52		1.01	0.86
Total from investment operations	(0.15)		(4.82)	2.09	1.59		1.09	0.84

Distributions
Net investment income	(0.26)		(0.11)	(0.27)	(0.13)		(0.15)	(0.02)
Net realized gains on investments	—		(0.41)	(0.32)	(0.31)		(0.05)	—
Total distributions	(0.26)		(0.52)	(0.59)	(0.44)		(0.20)	(0.02)

Net asset value
End of period/year	$8.70		$9.11	$14.45	$12.95		$11.80	$10.91

Total return(c)	(1.56	)%(d)	(34.44)%	16.74%	13.87%		10.02%	8.35%

Net assets end of period/year	$1,303,732		$1,455,012	$2,098,087	$1,520,489		$981,156	$675,562

Ratio and supplemental data
Expenses to average net assets:(e)
After reimbursement/recapture	1.30	%(f)	1.23%	1.23%	1.24%		0.90%	0.92	%(*)
Before reimbursement/recapture	1.30	%(f)	1.23%	1.23%	1.24%		0.90%	0.92	%(*)
Net investment income (loss), to average net assets (g),(h)	4.66	%(f)	1.49%	1.79%	0.55%		0.74%	(0.15)%
Portfolio turnover rate	16	%(d)	13%	19%	21%		26%	3%

For a share outstanding throughout each period

	Transamerica Asset Allocation - Moderate Growth Portfolio
	Class R
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006(i)

Net asset value
Beginning of period/year	$9.18		$14.54	$13.05	$12.13

Investment operations
From net investment income(a),(b)	0.21		0.22	0.24	0.10
From net realized and unrealized gain (loss) on investments	(0.35)		(5.00)	1.93	0.82
Total from investment operations	(0.14)		(4.78)	2.17	0.92

Distributions
Net investment income	(0.33)		(0.17)	(0.36)	—
Net realized gains on investments	—		(0.41)	(0.32)	—
Total distributions	(0.33)		(0.58)	(0.68)	—

Net asset value
End of period/year	$8.71		$9.18	$14.54	$13.05

Total return(c)	(1.39	)%(d)	(34.08)%	17.31%	7.58	%(d)

Net assets end of period/year	$2,085		$1,969	$1,983	$54

Ratio and supplemental data
Expenses to average net assets:(e)
After reimbursement/recapture	0.78	%(f)	0.76%	0.67%	0.66	%(f)
Before reimbursement/recapture	0.78	%(f)	0.76%	0.67%	0.66	%(f)
Net investment income, to average net assets(g),(h)	5.09	%(f)	1.74%	1.80%	2.08	%(f)
Portfolio turnover rate	16	%(d)	13%	19%	21	%(d)

The notes to the financial statements are an integral part of this report.

20

For a share outstanding throughout each period

	Transamerica Asset Allocation - Moderate Portfolio
	Class A
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$9.29		$13.69	$12.64	$11.78	$11.23	$10.42

Investment operations
From net investment income(a),(b)	0.27		0.33	0.36	0.24	0.27	0.12
From net realized and unrealized gain (loss) on investments	(0.12)		(4.05)	1.40	1.15	0.67	0.84
Total from investment operations	0.15		(3.72)	1.76	1.39	0.94	0.96

Distributions
Net investment income	(0.43)		(0.28)	(0.37)	(0.28)	(0.33)	(0.15)
Net realized gains on investments	—		(0.40)	(0.34)	(0.25)	(0.06)	—
Total distributions	(0.43)		(0.68)	(0.71)	(0.53)	(0.39)	(0.15)

Net asset value
End of period/year	$9.01		$9.29	$13.69	$12.64	$11.78	$11.23

Total return(c)	1.80	%(d)	(28.41)%	14.51%	12.22%	8.54%	9.32%

Net assets end of period/year	$547,231		$545,646	$665,013	$471,902	$329,797	$232,748

Ratio and supplemental data
Expenses to average net assets:(e)
After reimbursement/recapture	0.64	%(f)	0.59%	0.59%	0.58%	0.26%	0.28%
Before reimbursement/recapture	0.64	%(f)	0.59%	0.59%	0.58%	0.26%	0.28%
Net investment income, to average net assets(g),(h)	6.13	%(f)	2.79%	2.83%	1.98%	2.31%	1.13%
Portfolio turnover rate	15	%(d)	12%	23%	22%	19%	1%

For a share outstanding throughout each period

	Transamerica Asset Allocation - Moderate Portfolio
	Class B
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$9.23		$13.59	$12.55	$11.70	$11.16	$10.37

Investment operations
From net investment income(a),(b)	0.24		0.27	0.28	0.16	0.18	0.05
From net realized and unrealized gain (loss) on investments	(0.13)		(4.05)	1.39	1.15	0.68	0.83
Total from investment operations	0.11		(3.78)	1.67	1.31	0.86	0.88

Distributions
Net investment income	(0.33)		(0.18)	(0.28)	(0.21)	(0.26)	(0.09)
Net realized gains on investments	—		(0.40)	(0.34)	(0.25)	(0.06)	—
Total distributions	(0.33)		(0.58)	(0.62)	(0.46)	(0.32)	(0.09)

Net asset value
End of period/year	$9.01		$9.23	$13.59	$12.55	$11.70	$11.16

Total return(c)	1.38	%(d)	(28.87)%	13.73%	11.50%	7.81%	8.62%

Net assets end of period/year	$202,336		$223,209	$357,175	$336,385	$295,649	$261,772

Ratio and supplemental data
Expenses to average net assets:(e)
After reimbursement/recapture	1.32	%(f)	1.25%	1.25%	1.25%	0.92%	0.93%
Before reimbursement/recapture	1.32	%(f)	1.25%	1.25%	1.25%	0.92%	0.93%
Net investment income, to average net assets(g),(h)	5.54	%(f)	2.26%	2.21%	1.31%	1.61%	0.48%
Portfolio turnover rate	15	%(d)	12%	23%	22%	19%	1%

The notes to the financial statements are an integral part of this report.

21

For a share outstanding throughout each period

	Transamerica Asset Allocation - Moderate Portfolio
	Class C
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006		October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$9.21		$13.58	$12.55	$11.70		$11.17	$10.37

Investment operations
From net investment income(a),(b)	0.24		0.26	0.28	0.16		0.19	0.05
From net realized and unrealized gain (loss) on investments	(0.13)		(4.03)	1.39	1.14		0.67	0.84
Total from investment operations	0.11		(3.77)	1.67	1.30		0.86	0.89

Distributions
Net investment income	(0.35)		(0.20)	(0.30)	(0.21)		(0.27)	(0.09)
Net realized gains on investments	—		(0.40)	(0.34)	(0.25)		(0.06)	—
Total distributions	(0.35)		(0.60)	(0.64)	(0.46)		(0.33)	(0.09)

Net asset value
End of period/year	$8.97		$9.21	$13.58	$12.55		$11.70	$11.17

Total return(c)	1.38	%(d)	(28.87)%	13.86%	11.46%		7.85%	8.67%

Net assets end of period/year	$825,461		$876,977	$1,159,220	$905,061		$678,783	$518,527

Ratio and supplemental data
Expenses to average net assets:(e)
After reimbursement/recapture	1.25	%(f)	1.21%	1.21%	1.22%		0.89%	0.89%
Before reimbursement/recapture	1.25	%(f)	1.21%	1.21%	1.22%		0.89%	0.89%
Net investment income, to average net assets(g),(h)	5.59	%(f)	2.21%	2.22%	1.35%		1.67%	0.50%
Portfolio turnover rate	15	%(d)	12%	23%	22%		19%	1%

For a share outstanding throughout each period

	Transamerica Asset Allocation - Moderate Portfolio
	Class R
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006(i)

Net asset value
Beginning of period/year	$9.28		$13.65	$12.64	$11.86

Investment operations
From net investment income(a),(b)	0.26		0.28	0.31	0.13
From net realized and unrealized gain (loss) on investments	(0.12)		(4.02)	1.42	0.65
Total from investment operations	0.14		(3.74)	1.73	0.78

Distributions
Net investment income	(0.44)		(0.23)	(0.38)	—
Net realized gains on investments	—		(0.40)	(0.34)	—
Total distributions	(0.44)		(0.63)	(0.72)	—

Net asset value
End of period/year	$8.98		$9.28	$13.65	$12.64

Total return(c)	1.69	%(d)	(28.57)%	14.31%	6.58	%(d)

Net assets end of period/year	$1,405		$959	$610	$53

Ratio and supplemental data
Expenses to average net assets:(e)
After reimbursement/recapture	0.80	%(f)	0.87%	0.72%	0.66	%(f)
Before reimbursement/recapture	0.80	%(f)	0.87%	0.72%	0.66	%(f)
Net investment income, to average net assets(g),(h)	6.10	%(f)	2.37%	2.44%	2.73	%(f)
Portfolio turnover rate	15	%(d)	12%	23%	22	%(d)

The notes to the financial statements are an integral part of this report.

22

For a share outstanding throughout each period

	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class A
	April 30, 2009 (unaudited)		October 31, 2008		October 31, 2007(j)

Net asset value
Beginning of period/year	$8.30		$10.78		$10.00

Investment operations
From net investment income(a),(b)	0.28		0.20		0.05
From net realized and unrealized gain (loss) on investments	(0.23)		(2.43)		0.73
Total from investment operations	0.05		(2.23)		0.78

Distributions
Net investment income	(0.32)		(0.25)		—
Net realized gains on investments	—		—		—
Total distributions	(0.32)		(0.25)		—

Net asset value
End of period/year	$8.03		$8.30		$10.78

Total return(c)	0.67	%(d)	(21.08)%		7.80	%(d)

Net assets end of period/year	$88,431		$97,482		$38,870

Ratio and supplemental data
Expenses to average net assets:(e)
After reimbursement/recapture	0.83	%(f)	0.84	%(#)	0.90	%(f)
Before reimbursement/recapture	0.83	%(f)	0.84	%(#)	1.29	%(f)
Net investment income, to average net assets(g),(h)	6.99	%(f)	1.98%		0.58	%(f)
Portfolio turnover rate	13	%(d)	5%		—	%(d),(k)

For a share outstanding throughout each period

	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class C
	April 30, 2009 (unaudited)		October 31, 2008		October 31, 2007(j)

Net asset value
Beginning of period/year	$8.23		$10.72		$10.00

Investment operations
From net investment income (loss)(a),(b)	0.25		0.15		(0.01)
From net realized and unrealized gain (loss) on investments	(0.23)		(2.42)		0.73
Total from investment operations	0.02		(2.27)		0.72

Distributions
Net investment income	(0.26)		(0.22)		—
Net realized gains on investments	—		—		—
Total distributions	(0.26)		(0.22)		—

Net asset value
End of period/year	$7.99		$8.23		$10.72

Total return(c)	0.30	%(d)	(21.52)%		7.20	%(d)

Net assets end of period/year	$81,885		$89,701		$49,306

Ratio and supplemental data
Expenses to average net assets:(e)
After reimbursement/recapture	1.48	%(f)	1.52	%(#)	1.55	%(f)
Before reimbursement/recapture	1.48	%(f)	1.52	%(#)	1.99	%(f)
Net investment income (loss), to average net assets(g),(h)	6.35	%(f)	1.53%		(0.07	)%(f)
Portfolio turnover rate	13	%(d)	5%		—	%(d),(k)

The notes to the financial statements are an integral part of this report.

23

For a share outstanding throughout each period

	Transamerica Multi-Manager International Portfolio
	Class A
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006(I)

Net asset value
Beginning of period/year	$6.57		$13.24	$10.63	$10.00

Investment operations
From net investment income (loss)(a),(b)	0.17		0.27	0.32	(0.04)
From net realized and unrealized gain (loss) on investments	(0.15)		(6.53)	2.87	0.67
Total from investment operations	0.02		(6.26)	3.19	0.63

Distributions
Net investment income	(0.05)		(0.32)	(0.58)	—
Net realized gains on investments	—		(0.09)	—	—
Total distributions	(0.05)		(0.41)	(0.58)	—

Net asset value
End of period/year	$6.54		$6.57	$13.24	$10.63

Total return(c)	0.33	%(d)	(48.61)%	31.30%	6.30	%(d)

Net assets end of period/year	$94,770		$103,077	$178,422	$58,142

Ratio and supplemental data
Expenses to average net assets:(e)
After reimbursement/recapture	0.80	%(f)	0.65%	0.65%	0.80	%(f)
Before reimbursement/recapture	0.81	%(f)	0.65%	0.65%	0.88	%(f)
Net investment income (loss), to average net assets(g),(h)	5.55	%(f)	2.59%	2.78%	(0.67	)%(f)
Portfolio turnover rate	8	%(d)	38%	1%	1	%(d)

For a share outstanding throughout each period

	Transamerica Multi-Manager International Portfolio
	Class B
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006(l)

Net asset value
Beginning of period/year	$6.50		$13.13	$10.59	$10.00

Investment operations
From net investment income (loss)(a),(b)	0.04		0.21	0.23	(0.09)
From net realized and unrealized gain (loss) on investments	(0.04)		(6.50)	2.86	0.68
Total from investment operations	—		(6.29)	3.09	0.59

Distributions
Net investment income	—		(0.25)	(0.55)	—
Net realized gains on investments	—		(0.09)	—	—
Total distributions	—		(0.34)	(0.55)	—

Net asset value
End of period/year	$6.50		$6.50	$13.13	$10.59

Total return(c)	—	%(d)	(49.04)%	30.32%	5.90	%(d)

Net assets end of period/year	$13,957		$15,781	$30,060	$9,849

Ratio and supplemental data
Expenses to average net assets:(e)
After reimbursement/recapture	1.45	%(f)	1.42%	1.43%	1.45	%(f)
Before reimbursement/recapture	1.66	%(f)	1.42%	1.43%	1.69	%(f)
Net investment income (loss), to average net assets(g),(h)	1.28	%(f)	1.95%	1.98%	(1.32	)%(f)
Portfolio turnover rate	8	%(d)	38%	1%	1	%(d)

The notes to the financial statements are an integral part of this report.

24

For a share outstanding throughout each period

	Transamerica Multi-Manager International Portfolio
	Class C
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006(l)

Net asset value
Beginning of period/year	$6.50		$13.13	$10.58	$10.00

Investment operations
From net investment income (loss)(a),(b)	0.06		0.21	0.24	(0.09)
From net realized and unrealized gain (loss) on investments	(0.06)		(6.49)	2.86	0.67
Total from investment operations	—		(6.28)	3.10	0.58

Distributions
Net investment income	—		(0.26)	(0.55)	—
Net realized gains on investments	—		(0.09)	—	—
Total distributions	—		(0.35)	(0.55)	—

Net asset value
End of period/year	$6.50		$6.50	$13.13	$10.58

Total return(c)	—	%(d)	(48.98)%	30.45%	5.80	%(d)

Net assets end of period/year	$106,534		$128,742	$250,419	$76,650

Ratio and supplemental data
Expenses to average net assets:(e)
After reimbursement/recapture	1.45	%(f)	1.31%	1.31%	1.45	%(f)
Before reimbursement/recapture	1.52	%(f)	1.31%	1.31%	1.53	%(f)
Net investment income (loss), to average net assets(g),(h)	2.10	%(f)	2.01%	2.08%	(1.32	)%(f)
Portfolio turnover rate	8	%(d)	38%	1%	1	%(d)

(a) Calculated based on average number of shares outstanding.

(b) On November 15, 2005, the Fund was authorized under the 12b-1 plan to pay fees on each class up to the following limits: Class A 0.35%, Class B 1.00%, Class C 1.00%, Class R 0.50%.

(c) Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.

(d) Not annualized.

(e) Does not include expenses of the investment companies in which the Fund invests.

(f) Annualized.

(g) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(h) Includes Redemption Fees, if any.  The impact of Redemption Fees is less than 0.01% for Class A, Class B, Class C, and R respectively.

(i) Commenced operations on June 15, 2006.

(j) Commenced operations on December 28, 2006.

(k) Amount rounds to less than 1% or (1%).

(l) Commenced operations on March 1, 2006.

(*) Includes recaptured expenses by the investment adviser. The impact of recaptured expenses was 0.01% for Class A, Class B, and Class C (See Note 2).

(^) Includes recaptured expenses by the investment adviser. The impact of recaptured expenses was 0.05% for Class A, Class B, and Class C (See Note 2).

(#) Includes recaptured expenses by the investment adviser. The impact of recaptured expenses was 0.07% and 0.09% for Class A and Class C, respectively (See Note 2).

The notes to the financial statements are an integral part of this report.

25

NOTES TO FINANCIAL STATEMENTS

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Transamerica Asset Allocation—Conservative Portfolio, Transamerica Asset Allocation—Growth Portfolio, Transamerica Asset Allocation—Moderate Growth Portfolio, Transamerica Asset Allocation—Moderate Portfolio, Transamerica Multi—Manager Alternative Strategies Portfolio, and Transamerica Multi—Manager International Portfolio (each, a “Fund”; and collectively, the “Funds”) are part of Transamerica Funds.

The Funds, with the exception of Transamerica Multi—Manager International Portfolio and Transamerica Multi-Manager Alternative Strategies Portfolio, currently offer four classes of shares, Class A, Class B, Class C, and Class R. Transamerica Multi—Manager International Portfolio currently offers three classes of shares, Class A, Class B, and Class C.  Transamerica Multi—Manager Alternative Strategies Portfolio currently offers two classes of shares, Class A and Class C. Each class has a public offering price that reflects different sales charges, if any, and expense levels. Class B shares will convert to Class A shares eight years after purchase.

This report should be read in conjunction with the Funds’ current prospectus, which contains more complete information about the Funds.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

In preparing the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: Investment company securities are valued at the net asset value of the underlying portfolio at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. Valuation levels are not necessarily an indication of the risk associated with investing in those securities. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The aggregate value by input level, at April 30, 2009, for the Funds’ investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Funds’ Schedules of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Interest income is accrued as earned. Dividend income, if any, is recorded on the ex-dividend date. Dividends and net realized gain (loss) from investment securities for the Funds are from investments in shares of affiliated investment companies.

Redemption fees: A short-term trading redemption fee may be assessed on any sales of Fund shares in a fund account during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the period ended April 30, 2009, the Funds received redemption fees, which are disclosed in the Funds’ Statements of Changes in Net Assets. Effective March 1, 2009, the Funds no longer charge redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations.

NOTE 2.   RELATED PARTY TRANSACTIONS

Transamerica Asset Management, Inc (“TAM”) is the Funds’ investment adviser. Transamerica Fund Services, Inc. (“TFS”) is the Funds’ administrator and transfer agent.  Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter.  TAM, TFS, and TCI are affiliates of AEGON, NV.

26

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Certain officers and trustees of the Funds are also officers and/or directors of TAM, TFS and TCI. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Funds have material ownership interests in the underlying funds.

At the commencement of operations of each of these Funds and classes, TAM, an affiliate, invested in each Fund. As of April 30, 2009, TAM had investments in the Funds as follows:

Fund Name	Market Value	% of Fund’s Net Assets
Transamerica Asset Allocation Conservative Portfolio
Class R	$47	0.01%
Transamerica Asset Allocation Growth Portfolio
Class R	37	—	(a)
Transamerica Moderate Growth Portfolio
Class R	41	—	(a)
Transamerica Moderate Portfolio
Class R	44	—	(a)
Transamerica Multi-Manager Alternative Strategies Portfolio
Class A	214	0.13

(a) Amount rounds to less than .01%.

Investment advisory fees:  The Funds pay management fees to TAM based on average daily net assets (“ANA”) at the following rates or breakpoints:

Transamerica Asset Allocation — Conservative Portfolio
Average Daily Net Assets	0.10%
Transamerica Asset Allocation — Growth Portfolio
Average Daily Net Assets	0.10%
Transamerica Asset Allocation — Moderate Growth Portfolio
Average Daily Net Assets	0.10%
Transamerica Asset Allocation — Moderate Portfolio
Average Daily Net Assets	0.10%
Transamerica Multi-Manager Alternative Strategies Portfolio
First $500 million	0.20%
Over $500 million up to $1 billion	0.19%
Over $1 billion	0.18%
Transamerica Multi - Manager International Portfolio
Average Daily Net Assets	0.10%

TAM has contractually agreed to waive its advisory fees and will reimburse the Funds to the extent that operating expenses, excluding 12b-1 fees and certain extraordinary expenses, exceed the following stated annual limit:

Fund	Expense Limit
Transamerica Asset Allocation - Conservative Portfolio	0.45%
Transamerica Asset Allocation - Growth Portfolio	0.45
Transamerica Asset Allocation - Moderate Growth Portfolio	0.45
Transamerica Asset Allocation - Moderate Portfolio	0.45
Transamerica Multi-Manager Alternative Strategies Portfolio	0.55
Transamerica Multi-Manager International Portfolio*	0.45

*This Fund may not recapture any fees waived and/or reimbursed prior to March 1, 2008.

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Funds may be required to pay the adviser a portion or all of the reimbursed class expenses. There are no amounts available for recapture at April 30, 2009.

Distribution and service fees: The Funds have 12b-1 distribution plans under the 1940 Act pursuant to which an annual fee, based on ANA, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Funds. The Funds are authorized under the 12b-1 plans to pay fees on each available class up to the following limits: 0.35% for Class A; 1.00% for Class B; 1.00% for Class C; and 0.50% for Class R.

If the Funds or a class of shares of the Funds are closed to new investors or investments, the Funds are authorized to pay 12b-1 fees for past sales and distribution efforts and present and past investor services.

27

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Classes B, C, and certain A share redemptions. For the period ended April 30, 2009, the underwriter commissions were as follows:

Transamerica Asset Allocation - Conservative Portfolio
Received by Underwriter	$977
Retained by Underwriter	158
Contingent Deferred Sales Charge	283

Transamerica Asset Allocation - Growth Portfolio
Received by Underwriter	$1,288
Retained by Underwriter	194
Contingent Deferred Sales Charge	343

Transamerica Asset Allocation - Moderate Growth Portfolio
Received by Underwriter	$2,210
Retained by Underwriter	338
Contingent Deferred Sales Charge	684

Transamerica Asset Allocation - Moderate Portfolio
Received by Underwriter	$1,533
Retained by Underwriter	237
Contingent Deferred Sales Charge	430

Transamerica Multi-Manager Alternative Strategies Portfolio
Received by Underwriter	$172
Retained by Underwriter	26
Contingent Deferred Sales Charge	43

Transamerica Multi-Manager International Portfolio
Received by Underwriter	$56
Retained by Underwriter	8
Contingent Deferred Sales Charge	56

Administrative services: The Funds have entered into agreements with TFS for financial and legal fund administration services. The Funds pay TFS an annual fee of 0.0125% of ANA. The Legal fees on the Statements of Operations are fees paid to external legal counsel.

Transfer agent fees: The Funds pay TFS an annual per-account charge for each open and closed account. The Funds paid TFS the following amounts for the period ended April 30, 2009:

Fund	Fees
Transamerica Asset Allocation - Conservative Portfolio	$419
Transamerica Asset Allocation - Growth Portfolio	1,390
Transamerica Asset Allocation - Moderate Growth Portfolio	1,938
Transamerica Asset Allocation - Moderate Portfolio	937
Transamerica Multi-Manager Alternative Strategies Portfolio	154
Transamerica Multi-Manager International Portfolio	295

Deferred compensation plan: Each eligible Independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan (the “Plan”) maintained by Transamerica Funds. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds, including the Funds, or investment options under Transamerica Partners Institutional Fund Group, Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is a claim against the general assets of all series of Transamerica Funds.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee is deemed to have elected to serve as Trustee Emeritus of Transamerica Funds upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts were to be accrued by Transamerica Funds on a pro rata basis allocable to each Transamerica Fund based on the relative assets of the fund. If retainers increased in the future, past accruals (and credits) would be adjusted upward so that 50% of the Trustee’s current retainer was accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred become payable to an Emeritus Trustee (or his/her beneficiary). Upon commencement of service as Trustee Emeritus, compensation would be paid on a quarterly basis during the time period that the Trustee Emeritus is allowed to serve as such.

At April 30, 2009, the Funds’ liabilities related to the Emeritus Plan were as follows:

Fund	Emeritus Fees
Transamerica Asset Allocation - Conservative Portfolio	$2
Transamerica Asset Allocation - Growth Portfolio	4
Transamerica Asset Allocation - Moderate Growth Portfolio	8
Transamerica Asset Allocation - Moderate Portfolio	5
Transamerica Multi-Manager International Portfolio	—	(a)

(a) Rounds to less than $1.

Amounts deferred and accrued under the Deferred Compensation and Emeritus Plans are claims against the general assets of Transamerica Funds.

The Emeritus Plan was terminated effective October 30, 2007. Upon termination, the Funds continue to pay any remaining benefits in accordance with the Plan, but no further compensation is accrued under the Plan.

28

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 3.   INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2009 were as follows:

	Purchases of securities:		Proceeds from maturities and sales of securities:
Fund	Long-term	U.S. Government	Long-term	U.S. Government
Transamerica Asset Allocation - Conservative Portfolio	$140,367	$—	$101,236	$—
Transamerica Asset Allocation - Growth Portfolio	247,419	—	265,315	—
Transamerica Asset Allocation - Moderate Growth Portfolio	395,070	—	492,473	—
Transamerica Asset Allocation - Moderate Portfolio	229,958	—	259,819	—
Transamerica Multi-Manager Alternative Strategies Portfolio	22,171	—	26,188	—
Transamerica Multi-Manager International Portfolio	17,391	—	36,513	—

NOTE 4. FEDERAL INCOME TAX MATTERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Management has evaluated the Funds tax provisions taken for all open tax years and has concluded that no provision for income tax is required in the Funds financial statements. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses and distribution reclasses.

NOTE 5. ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statement disclosures.

29

TRANSAMERICA ASSET ALLOCATION — CONSERVATIVE PORTFOLIO

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation — Conservative Portfolio (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Morningstar Associates, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was strong compared to its peer universe for the past 1-, 3- and 5-year periods.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Board noted that the Fund’s contractual management fees were below the medians for its peer group and peer universe and the Fund’s total expenses were above the medians for its peer group and peer universe.  The Board also noted that currently, the entire management fee is paid over to the Sub-Adviser.  Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser do not offer breakpoints and determined that the absence of breakpoints is appropriate under the circumstances.  The Trustees concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that given the nature of the Fund, neither TAM nor the Sub-Adviser would realize soft dollar benefits from its relationship with the Fund.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

30

TRANSAMERICA ASSET ALLOCATION — GROWTH PORTFOLIO

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation - Growth Portfolio (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Morningstar Associates, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was strong compared to its peer universe for the past 1- and 5-year periods and was above the median for the past 3—year period.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were below the medians for its peer group and peer universe and that the total expenses of the Fund were below the median for its peer group and in line with the median for its peer universe.  The Board also noted that currently, the entire management fee is paid over to the Sub-Adviser.  Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser do not offer breakpoints and determined that the absence of breakpoints is appropriate under the circumstances.  The Trustees concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that given the nature of the Fund, neither TAM nor the Sub-Adviser would realize soft dollar benefits from its relationship with the Fund.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

31

TRANSAMERICA ASSET ALLOCATION - MODERATE GROWTH PORTFOLIO

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation - Moderate Growth Portfolio (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Morningstar Associates, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was above the median for its peer universe for the past 1-year period and satisfactory compared to its peer universe for the past 3- and 5-year periods.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were at the median for its peer group and below the median for its peer universe The Board also noted that currently, the entire management fee is paid over to the Sub-Adviser.  and that the total expenses of the Fund were above the medians for its peer group and peer universe.  Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser do not offer breakpoints and determined that the absence of breakpoints is appropriate under the circumstances.  The Trustees concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that given the nature of the Fund, neither TAM nor the Sub-Adviser would realize soft dollar benefits from its relationship with the Fund.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

32

TRANSAMERICA ASSET ALLOCATION — MODERATE PORTFOLIO

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Asset Allocation - Moderate Portfolio (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Morningstar Associates, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was strong compared to its peer universe for the past 1-, 3- and 5-year periods.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Board noted that the Fund’s contractual management fees were below the medians for its peer group and peer universe and the Fund’s total expenses were above the medians for its peer group and peer universe.  The Board also noted that currently, the entire management fee is paid over to the Sub-Adviser.  Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser do not offer breakpoints and determined that the absence of breakpoints is appropriate under the circumstances.  The Trustees concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that given the nature of the Fund, neither TAM nor the Sub-Adviser would realize soft dollar benefits from its relationship with the Fund.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

33

TRANSAMERICA MULTI-MANAGER INTERNATIONAL PORTFOLIO

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Multi-Manager International Portfolio (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Morningstar Associates, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007, noting that the Fund’s date of inception was in March 2006.  The Board noted that the Fund’s performance was above the median for the 1-year period and was strong.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were at the median for its peer group and below the median for its peer universe and that the total expenses of the Fund were above the medians for its peer group and peer universe  The Board also noted that currently, the entire management fee is paid over to the Sub-Adviser.  Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser do not offer breakpoints and determined that the absence of breakpoints is appropriate under the circumstances.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that given the nature of the Fund, neither TAM nor the Sub-Adviser would realize soft dollar benefits from its relationship with the Fund.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

34

TRANSAMERICA MULTI-MANAGER ALTERNATIVE STRATEGIES PORTFOLIO

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Board of Trustees of Transamerica Funds held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Multi-Manager Alternative Strategies Portfolio (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Morningstar Associates, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for periods ended December 31, 2007, noting that the Fund’s date of inception was in December 2006.  The Board noted that the Fund’s performance was below the median for the 1-year period and that while year-to-date performance had improved, they would be monitoring performance closely.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were in line with the medians for its peer group and peer universe and that the total expenses of the Fund were above the medians for its peer group and peer universe.  The Board also noted that the Fund was designed to deliver hedge fund-like returns, and relative to hedge funds, expenses are competitive, and that currently, the entire management fee is paid over to the Sub-Adviser.  Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that despite a flat sub-advisory fee schedule, TAM offers breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that given the nature of the Fund, neither TAM nor the Sub-Adviser would realize soft dollar benefits from its relationship with the Fund.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving a substantial amount of fees for the benefit of shareholders.

35

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statements of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamericafunds.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday—Friday. Your request will take effect within 30 days.

36

P.O. Box 9012

Clearwater, FL 33758-9012

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Open Funds

Semi-Annual Report

April 30, 2009

www.transamericafunds.com

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Dear Fellow Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial advisor in the future.  We value the trust you have placed in us.

This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to recognize and understand current market conditions in order to provide a context for reading this report.  Equity and fixed-income markets have continued to remain volatile over the past six months while exhibiting some signs of price improvement in March and April of 2009.  The Federal Reserve has sought to stabilize financial markets by providing liquidity, and the Treasury department has taken an active role in the restructuring of financial companies and markets.  At the end of 2008, and during the beginning of 2009, credit markets exhibited some signs of thawing, with improvement in returns, particularly within the high yield sector.  While data has been mixed, there has been some evidence of an improvement in housing demand and construction spending.  Additionally, consumer confidence has risen as investors look beyond weak economic and unemployment data.  Oil prices have risen from their lows in 2008 while most major foreign currencies remain relatively weak against the U.S. dollar.  For the six months ending April 30, 2009, the Dow Jones Industrial Average returned -10.78%, the Standard & Poor’s 500 Index returned -8.53%, and the Barclays Capital Aggregate U.S. Bond Index returned 7.74%.  Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial advisor is a key resource to help you build a complete picture of your current and future financial needs.  Financial advisors are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial advisor, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial advisor if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

John K. Carter	Christopher A. Staples
President & Chief Executive Officer	Vice President & Chief Investment Officer
Transamerica Funds	Transamerica Funds

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds’ and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2008 and held for the entire period until April 30, 2009.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (a)	Ending Account Value	Expenses Paid During Period (a)	Annualized Expense Ratio

Transamerica Balanced
Class A	$1,000.00	$1,033.73	$8.67	$1,016.27	$8.60	1.72%
Class B	1,000.00	1,029.22	12.33	1,012.65	12.23	2.45
Class C	1,000.00	1,030.94	11.48	1,013.49	11.38	2.28

Transamerica Convertible Securities
Class A	1,000.00	1,020.48	7.41	1,017.46	7.40	1.48
Class B	1,000.00	1,015.74	11.15	1,013.74	11.13	2.23
Class C	1,000.00	1,016.64	10.20	1,014.68	10.19	2.04
Class I	1,000.00	1,022.21	4.36	1,020.48	4.36	0.87

Transamerica Equity
Class A	1,000.00	954.74	7.37	1,017.26	7.60	1.52
Class B	1,000.00	950.15	10.49	1,014.03	10.84	2.17
Class C	1,000.00	951.87	10.50	1,014.03	10.84	2.17
Class I	1,000.00	957.51	3.88	1,020.83	4.01	0.80
Class T	1,000.00	956.23	4.95	1,019.74	5.11	1.02

Transamerica Flexible Income
Class A	1,000.00	1,035.25	7.52	1,017.41	7.45	1.49
Class B	1,000.00	1,031.47	11.13	1,013.84	11.03	2.21
Class C	1,000.00	1,030.99	10.58	1,014.38	10.49	2.10
Class I	1,000.00	1,038.94	4.30	1,020.58	4.26	0.85

Transamerica Growth Opportunities
Class A	1,000.00	1,003.04	8.69	1,016.12	8.75	1.75
Class B	1,000.00	1,000.00	11.90	1,012.89	11.98	2.40
Class C	1,000.00	1,000.00	11.90	1,012.89	11.98	2.40
Class I	1,000.00	1,005.94	4.53	1,020.28	4.56	0.91

Transamerica High Yield Bond
Class A	1,000.00	1,158.30	6.48	1,018.79	6.06	1.21
Class B	1,000.00	1,155.61	10.48	1,015.08	9.79	1.96
Class C	1,000.00	1,155.20	9.83	1,015.67	9.20	1.84
Class I	1,000.00	1,162.46	3.54	1,021.52	3.31	0.66

Transamerica Legg Mason Partners All Cap
Class A	1,000.00	924.23	7.40	1,017.11	7.75	1.55
Class B	1,000.00	920.74	10.48	1,013.88	10.99	2.20
Class C	1,000.00	920.33	10.48	1,013.88	10.99	2.20

1

		Actual Expenses		Hypothetical Expenses (b)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (a)	Ending Account Value	Expenses Paid During Period (a)	Annualized Expense Ratio

Transamerica Money Market
Class A	$1,000.00	$1,002.09	$3.97	$1,020.83	$4.01	0.80%
Class B	1,000.00	1,000.79	5.11	1,019.69	5.16	1.03
Class C	1,000.00	1,000.66	5.16	1,019.64	5.21	1.04
Class I	1,000.00	1,003.41	2.53	1,022.27	2.56	0.51

Transamerica Science & Technology
Class A	1,000.00	1,017.61	7.65	1,017.21	7.65	1.53
Class B	1,000.00	1,014.92	10.89	1,013.98	10.89	2.18
Class C	1,000.00	1,014.92	10.89	1,013.98	10.89	2.18
Class I	1,000.00	1,020.76	5.31	1,019.54	5.31	1.06

Transamerica Short-Term Bond
Class A	1,000.00	1,056.47	5.56	1,019.39	5.46	1.09
Class C	1,000.00	1,054.31	8.76	1,016.27	8.60	1.72
Class I	1,000.00	1,059.61	3.52	1,021.37	3.46	0.69

Transamerica Small/Mid Cap Value
Class A	1,000.00	1,030.15	8.81	1,016.12	8.75	1.75
Class B	1,000.00	1,027.35	11.76	1,013.19	11.68	2.34
Class C	1,000.00	1,027.76	11.51	1,013.44	11.43	2.29
Class I	1,000.00	1,034.31	4.49	1,020.38	4.46	0.89

Transamerica Templeton Global
Class A	1,000.00	967.72	7.56	1,017.11	7.75	1.55
Class B	1,000.00	964.14	10.71	1,013.88	10.99	2.20
Class C	1,000.00	964.43	10.72	1,013.88	10.99	2.20

Transamerica Value Balanced
Class A	1,000.00	961.26	7.54	1,017.11	7.75	1.55
Class B	1,000.00	958.02	10.68	1,013.88	10.99	2.20
Class C	1,000.00	958.98	10.69	1,013.88	10.99	2.20

(a)

Expenses are calculated using the Funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)	5% return per year before expenses.

2

Schedules of Investments Composition

At April 30, 2009

(the following charts summarize the Schedule of Investments of each Fund by asset type)

(unaudited)

Transamerica Balanced

Common Stocks	61.7%
Corporate Debt Securities	19.0
U.S. Government Agency Obligations	15.7
Mortgage-Backed Securities	1.9
Repurchase Agreement	1.0
U.S. Government Obligations	1.0
Municipal Government Obligation	0.3
Other Assets and Liabilities, net Ω	(0.6)
Total	100.0%

Transamerica Convertible Securities

Convertible Bonds	74.7%
Convertible Preferred Stocks	6.1
Reverse Convertible Bond	4.1
Repurchase Agreement	3.9
Preferred Stock	2.5
Other Assets and Liabilities, net Ω	8.7
Total	100.0%

Transamerica Equity

Common Stocks	98.8%
Repurchase Agreement	1.5
Other Assets and Liabilities, net Ω	(0.3)
Total	100.0%

Transamerica Flexible Income

Corporate Debt Securities	64.1%
U.S. Government Agency Obligations	16.4
Mortgage-Backed Securities	5.3
Foreign Government Obligation	3.8
Convertible Bonds	3.1
Repurchase Agreement	3.0
U.S. Government Obligations	2.2
Preferred Stock	0.8
Convertible Preferred Stock	0.4
Other Assets and Liabilities, net Ω	0.9
Total	100.0%

Transamerica Growth Opportunities

Common Stocks	95.0%
Repurchase Agreement	6.0
Other Assets and Liabilities, net Ω	(1.0)
Total	100.0%

Transamerica High Yield Bond

Corporate Debt Securities	92.5%
Repurchase Agreement	3.7
Preferred Stock	0.2
Other Assets and Liabilities, net Ω	3.6
Total	100.0%

Transamerica Legg Mason Partners All Cap

Common Stocks	95.0%
Repurchase Agreement	5.9
Other Assets and Liabilities, net Ω	(0.9)
Total	100.0%

Transamerica Money Market

Commercial Paper	92.0%
Corporate Debt Securities	6.4
Certificate of Deposit	2.0
Repurchase Agreement	0.0 *
Other Assets and Liabilities, net Ω	(0.4)
Total	100.0%

Transamerica Science & Technology

Common Stocks	98.7%
Repurchase Agreement	1.3
Other Assets and Liabilities, net Ω	0.0 *
Total	100.0%

Transamerica Short-Term Bond

Corporate Debt Securities	77.2%
U.S. Government Agency Obligations	16.2
Mortgage-Backed Securities	4.6
Repurchase Agreement	2.1
Other Assets and Liabilities, net Ω	(0.1)
Total	100.0%

Transamerica Small/Mid Cap Value

Common Stocks	97.7%
Repurchase Agreement	3.5
Other Assets and Liabilities, net Ω	(1.2)
Total	100.0%

Transamerica Templeton Global

Common Stocks	98.3%
Repurchase Agreement	1.2
Other Assets and Liabilities, net Ω	0.5
Total	100.0%

Transamerica Value Balanced

Common Stocks	59.3%
Corporate Debt Securities	19.4
U.S. Government Agency Obligations	17.4
Mortgage-Backed Securities	1.5
U.S. Government Obligations	1.4
Repurchase Agreement	1.2
Municipal Government Obligations	0.6
Other Assets and Liabilities, net Ω	(0.8)
Total	100.0%

Ω The Other Assets and Liabilities, net category may include, but is not limited to, Forward Currency contracts, Futures contracts, Swap Agreements, Written options and swaptions, and Securities Sold Short.

*Amount rounds to less than 0.05% or (0.05%).

3

Transamerica Balanced

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (1.0%)
U.S. Treasury Bond
4.50%, 05/15/2038	$48	$52
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	425	383
2.50%, 01/15/2029	455	462
Total U.S. Government Obligations (cost $851)		897

U.S. GOVERNMENT AGENCY OBLIGATIONS (15.7%)
Fannie Mae
4.50%, 07/25/2021	572	582
5.00%, 04/25/2034- 09/01/2037	2,100	2,176
5.50%, 04/01/2037- 11/01/2038	2,556	2,651
5.77%, 12/01/2036 *	1,192	1,245
Freddie Mac
4.79%, 03/01/2035 *	458	469
5.00%, 02/01/2024- 01/01/2039	4,608	4,747
6.00%, 12/01/2037	1,409	1,484
Ginnie Mae
4.50%, 02/20/2037 *	789	798
Total U.S. Government Agency Obligations (cost $13,919)		14,152

MORTGAGE-BACKED SECURITIES (1.9%)
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037-144A	450	401
Crown Castle Towers LLC
Series 2006-1A, Class AFX
5.24%, 11/15/2036-144A	739	679
Small Business Administration Trust
Series 2006-1A, Class A
5.31%, 11/15/2036-144A	680	636
Total Mortgage-Backed Securities (cost $1,816)		1,716

MUNICIPAL GOVERNMENT OBLIGATION (0.3%)
State of California
7.55%, 04/01/2039	250	261
Total Municipal Government Obligation (cost $261)

CORPORATE DEBT SECURITIES (19.0%)
Airlines (0.3%)
Delta Air Lines, Inc.
7.57%, 11/18/2010	270	251
Auto Components (0.5%)
Johnson Controls, Inc.
5.25%, 01/15/2011	458	451
Beverages (0.6%)
Anheuser-Busch InBev Worldwide, Inc.
8.20%, 01/15/2039 -144A	283	284
Bacardi, Ltd.
7.45%, 04/01/2014 -144A	230	233
Capital Markets (0.4%)
Goldman Sachs Group, Inc.
6.00%, 05/01/2014	355	354
Chemicals (0.4%)
Dow Chemical Co.
6.13%, 02/01/2011	385	385
Commercial Banks (1.5%)
Barclays Bank PLC
7.70%, 04/25/2018 -144A ¡ Ž	395	249
BB&T Corp.
6.85%, 04/30/2019	335	326
PNC Bank NA
6.00%, 12/07/2017	250	225
6.88%, 04/01/2018	270	257
Wells Fargo Bank NA
5.75%, 05/16/2016	300	267
Commercial Services & Supplies (0.4%)
Allied Waste North America, Inc.
6.50%, 11/15/2010	365	372
Construction Materials (0.5%)
Lafarge SA
6.15%, 07/15/2011	455	442
Consumer Finance (0.4%)
Discover Financial Services
1.86%, 06/11/2010 *	432	381
Containers & Packaging (0.3%)
Rexam PLC
6.75%, 06/01/2013 -144A	315	286
Diversified Financial Services (2.2%)
Bank of America Corp.
5.75%, 12/01/2017	470	384
Bear Stearns Cos., Inc.
7.25%, 02/01/2018	378	386
General Electric Capital Corp.
6.88%, 01/10/2039	290	227
Glencore Funding LLC
6.00%, 04/15/2014 -144A	200	123
Harley-Davidson Funding Corp.
5.25%, 12/15/2012 -144A	235	181
Merrill Lynch & Co., Inc.
5.45%, 02/05/2013	475	416
Pemex Finance, Ltd.
9.03%, 02/15/2011	340	352
Electric Utilities (0.3%)
EDF SA
6.95%, 01/26/2039 -144A	270	285
Energy Equipment & Services (1.4%)
DCP Midstream LLC
9.75%, 03/15/2019 -144A	215	213
Halliburton Co.
6.15%, 09/15/2019	445	472
NGPL Pipeco LLC
6.51%, 12/15/2012 -144A	330	326
Weatherford International, Ltd.
7.00%, 03/15/2038	285	211
Food & Staples Retailing (0.2%)
Stater Brothers Holdings, Inc.
8.13%, 06/15/2012	225	222
Food Products (0.3%)
Michael Foods, Inc.
8.00%, 11/15/2013	320	302
Hotels, Restaurants & Leisure (0.3%)
Royal Caribbean Cruises, Ltd.
8.75%, 02/02/2011	252	236
Insurance (0.4%)
MetLife, Inc.
5.38%, 12/15/2012	320	305
Oil Insurance, Ltd.
7.56%, 06/30/2011 -144A ¡ Ž	270	88
Machinery (0.4%)
PACCAR, Inc.
6.88%, 02/15/2014	320	335

The notes to the financial statements are an integral part of this report.

4

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Media (0.2%)
Time Warner Cable, Inc.
8.25%, 04/01/2019	$200	$221
Metals & Mining (1.5%)
ArcelorMittal
5.38%, 06/01/2013	440	397
BHP Billiton Finance USA, Ltd.
6.50%, 04/01/2019	360	392
Falconbridge, Ltd.
7.35%, 06/05/2012	183	161
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	330	339
Multi-Utilities (0.5%)
Sempra Energy
9.80%, 02/15/2019	380	433
Office Electronics (0.4%)
Xerox Corp.
7.13%, 06/15/2010	400	404
Oil, Gas & Consumable Fuels (2.7%)
Energy Transfer Partners, LP
9.70%, 03/15/2019	275	305
Enterprise Products Operating, LP
7.50%, 02/01/2011	400	411
Hess Corp.
8.13%, 02/15/2019	410	449
Husky Energy, Inc.
6.25%, 06/15/2012	348	346
PetroHawk Energy Corp.
9.13%, 07/15/2013	360	353
TEPPCO Partners, LP
7.00%, 06/01/2067 ¡	300	163
Valero Logistics Operations, LP
6.88%, 07/15/2012	450	438
Paper & Forest Products (0.4%)
Weyerhaeuser Co.
6.75%, 03/15/2012	380	379
Real Estate Investment Trusts (1.2%)
PPF Funding, Inc.
5.35%, 04/15/2012 -144A	781	572
WEA Finance LLC / WCI Finance LLC
5.40%, 10/01/2012 -144A	520	478
Real Estate Management & Development (0.3%)
Post Apartment Homes, LP
6.30%, 06/01/2013	349	277
Road & Rail (0.2%)
Hertz Corp.
8.88%, 01/01/2014	200	155
Specialty Retail (0.6%)
Staples, Inc.
9.75%, 01/15/2014	415	455
Wireless Telecommunication Services (0.2%)
Centennial Communications Corp.
6.96%, 01/01/2013 *	170	170
Total Corporate Debt Securities (cost $18,200)		17,125

	Shares
COMMON STOCKS (61.7%)
Aerospace & Defense (0.9%)
Boeing Co.	20,000	801
Air Freight & Logistics (2.2%)
CH Robinson Worldwide, Inc.	27,000	1,435
Expeditors International of Washington, Inc.	15,000	521
Auto Components (3.1%)
BorgWarner, Inc.	50,000	1,447
Johnson Controls, Inc.	72,000	1,369
Biotechnology (2.0%)
Gilead Sciences, Inc. ‡	40,000	1,832
Capital Markets (4.4%)
Charles Schwab Corp.	130,000	2,402
T. Rowe Price Group, Inc.	39,843	1,535
Chemicals (2.5%)
Sigma-Aldrich Corp.	50,000	2,192
Communications Equipment (2.3%)
Qualcomm, Inc.	50,000	2,116
Computers & Peripherals (3.1%)
Apple, Inc. ‡	22,000	2,768
Construction & Engineering (1.0%)
Jacobs Engineering Group, Inc. ‡	24,000	913
Diversified Financial Services (1.8%)
JPMorgan Chase & Co.	48,000	1,584
Diversified Telecommunication Services (2.0%)
Verizon Communications, Inc.	60,000	1,820
Electronic Equipment & Instruments (1.0%)
Tyco Electronics, Ltd.	53,300	930
Food & Staples Retailing (1.3%)
Wal-Mart Stores, Inc.	24,000	1,210
Health Care Equipment & Supplies (2.9%)
Becton Dickinson & Co.	22,000	1,330
Covidien, Ltd.	25,000	825
Varian Medical Systems, Inc. ‡	13,000	434
Industrial Conglomerates (1.8%)
General Electric Co.	125,000	1,581
Internet & Catalog Retail (3.2%)
Amazon.com, Inc. ‡	35,000	2,818
Internet Software & Services (2.7%)
Google, Inc. -Class A ‡	6,200	2,455
IT Services (1.7%)
Automatic Data Processing, Inc.	44,000	1,549
Machinery (6.0%)
Caterpillar, Inc.	25,000	890
Kennametal, Inc.	100,000	2,045
PACCAR, Inc.	72,000	2,551
Paper & Forest Products (2.3%)
Weyerhaeuser Co.	60,000	2,116
Real Estate Investment Trusts (0.5%)
Plum Creek Timber Co., Inc.	14,000	483
Road & Rail (1.1%)
Burlington Northern Santa Fe Corp.	15,000	1,012
Semiconductors & Semiconductor Equipment (2.7%)
Intel Corp.	154,000	2,430
Software (7.4%)
Adobe Systems, Inc. ‡	87,000	2,379
Intuit, Inc. ‡	44,000	1,018
Oracle Corp.	115,000	2,224
Salesforce.com, Inc. ‡	23,500	1,006
Trading Companies & Distributors (1.9%)
WW Grainger, Inc.	20,000	1,678
Total Common Stocks (cost $61,849)		55,699

The notes to the financial statements are an integral part of this report.

5

(all amounts in thousands)

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT (1.0%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $929 on 05/01/2009 •	$929	$929
Total Repurchase Agreement (cost $929)
Total Investment Securities (cost $97,825) #		90,779
Other Assets and Liabilities, net		(637)
Net Assets		$90,142

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Ž	The security has a perpetual maturity. The date shown is the next call date.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 04/30/2009.
*	Floating or variable rate note. Rate is listed as of 04/30/2009.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 3.74%, a maturity date of 04/01/2035, and with a market value plus accrued interest of $948.
#

Aggregate cost for federal income tax purposes is $97,825. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,707 and $12,753, respectively. Net unrealized depreciation for tax purposes is $7,046.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2009, these securities aggregated $5,034, or 5.58%, of the Fund’s net assets.

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$55,699	$35,080	$—	$90,779

The notes to the financial statements are an integral part of this report.

6

Transamerica Convertible Securities

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (6.1%)
Diversified Financial Services (3.3%)
Vale Capital, Ltd. 5.50% ▲	60,900	$2,132
Pharmaceuticals (2.8%)
Mylan, Inc. 6.50% ▲	2,055	1,751
Total Convertible Preferred Stocks (cost $3,536)		3,883

PREFERRED STOCK (2.5%)
Commercial Services & Supplies (2.5%)
Avery Dennison Corp. 7.88% ▲	52,000	1,586
Total Preferred Stock (cost $1,674)

REVERSE CONVERTIBLE BOND (4.1%)
Capital Markets (4.1%)
Goldman Sachs Group, Inc. -144A ‡	162,000	2,579
Total Reverse Convertible Bond (cost $2,603)

	Principal
CONVERTIBLE BONDS (74.7%)
Aerospace & Defense (2.6%)
Alliant Techsystems, Inc.
2.75%, 02/15/2024	$1,575	1,660
Beverages (3.2%)
Molson Coors Brewing Co.
2.50%, 07/30/2013	1,925	2,043
Biotechnology (2.9%)
Gilead Sciences, Inc.
0.63%, 05/01/2013	1,450	1,867
Commercial Services & Supplies (3.1%)
Covanta Holding Corp.
1.00%, 02/01/2027	2,350	1,917
Communications Equipment (1.8%)
Ciena Corp.
0.88%, 06/15/2017	2,250	1,148
Computers & Peripherals (3.0%)
Maxtor Corp.
6.80%, 04/30/2010	1,950	1,921
Construction & Engineering (1.9%)
Quanta Services, Inc.
3.75%, 04/30/2026	1,075	1,226
Containers & Packaging (2.5%)
Sealed Air Corp.
3.00%, 06/30/2033 -144A	1,675	1,581
Diversified Telecommunication Services (3.7%)
Global Crossing, Ltd.
5.00%, 05/15/2011	745	484
Lucent Technologies, Inc.
2.88%, 06/15/2023 Ђ	2,050	1,884
Electronic Equipment & Instruments (3.4%)
Itron, Inc.
2.50%, 08/01/2026	2,137	2,164
Energy Equipment & Services (2.9%)
Transocean, Inc.
1.63%, 12/15/2037	2,005	1,867
Health Care Equipment & Supplies (2.5%)
NuVasive, Inc.
2.25%, 03/15/2013 -144A	1,578	1,608
Industrial Conglomerates (3.0%)
Textron, Inc.
4.50%, 05/01/2013	1,750	1,892
Internet Software & Services (2.0%)
Equinix, Inc.
3.00%, 10/15/2014	1,525	1,252
Leisure Equipment & Products (3.4%)
Hasbro, Inc.
2.75%, 12/01/2021	1,650	2,141
Machinery (3.0%)
Danaher Corp.
Zero Coupon, 01/22/2021	2,120	1,903
Metals & Mining (8.4%)
Arcelormittal
5.00%, 05/15/2014	640	661
Newmont Mining Corp.
1.25%, 07/15/2014	1,375	1,540
U.S. Steel Corp.
4.00%, 05/15/2014	3,100	3,100
Oil, Gas & Consumable Fuels (1.3%)
Quicksilver Resources, Inc.
1.88%, 11/01/2024	940	807
Pharmaceuticals (6.2%)
Allergan, Inc.
1.50%, 04/01/2026	2,505	2,557
Sepracor, Inc.
Zero Coupon, 12/15/2010	1,525	1,331
Software (7.0%)
Nuance Communications, Inc.
2.75%, 08/15/2027	2,710	2,438
Symantec Corp.
0.75%, 06/15/2011	1,860	1,979
Wireless Telecommunication Services (6.9%)
Nextel Communications, Inc.
5.25%, 01/15/2010	1,920	1,884
SBA Communications Corp.
1.88%, 05/01/2013 -144A	3,000	2,520
Total Convertible Bonds (cost $49,484)		47,375

REPURCHASE AGREEMENT (3.9%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $2,471 on 05/01/2009 •	2,471	2,471
Total Repurchase Agreement (cost $2,471)

Total Investment Securities (cost $59,768) #		57,894
Other Assets and Liabilities, net		5,506

Net Assets		$63,400

The notes to the financial statements are an integral part of this report.

7

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 04/30/2009.
‡	Non-income producing security.
Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 4.73% to 4.80%, maturity dates ranging from 05/01/2035 to 09/01/2035, and with market values plus accrued interests of $2,521.

#

Aggregate cost for federal income tax purposes is $59,768. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,896 and $3,770, respectively. Net unrealized depreciation for tax purposes is $1,874.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2009, these securities aggregated $8,288, or 13.07%, of the Fund’s net assets.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$8,048	$49,846	$—	$57,894

The notes to the financial statements are an integral part of this report.

8

Transamerica Equity

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.8%)
Aerospace & Defense (3.5%)
Raytheon Co.	690,000	$31,209
Air Freight & Logistics (2.2%)
Expeditors International of Washington, Inc.	565,000	19,611
Auto Components (6.1%)
BorgWarner, Inc.	793,400	22,969
Johnson Controls, Inc.	1,630,000	30,986
Biotechnology (5.7%)
Gilead Sciences, Inc. ‡	1,100,000	50,380
Capital Markets (6.1%)
Charles Schwab Corp.	1,536,280	28,390
T. Rowe Price Group, Inc.	660,000	25,423
Chemicals (13.3%)
Ecolab, Inc.	670,000	25,829
Monsanto Co.	100,000	8,489
Praxair, Inc.	674,000	50,286
Sigma-Aldrich Corp.	770,000	33,757
Commercial Banks (2.9%)
Wells Fargo & Co.	1,280,000	25,613
Communications Equipment (7.6%)
Cisco Systems, Inc. ‡	1,060,000	20,479
Qualcomm, Inc.	1,100,000	46,552
Computers & Peripherals (9.3%)
Apple, Inc. ‡	422,000	53,101
Hewlett-Packard Co.	240,000	8,635
International Business Machines Corp.	206,000	21,262
Construction & Engineering (1.8%)
Jacobs Engineering Group, Inc. ‡	420,000	15,977
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	810,000	20,752
Electrical Equipment (2.0%)
Emerson Electric Co.	511,000	17,394
Electronic Equipment & Instruments (1.6%)
Tyco Electronics, Ltd.	806,285	14,062
Food & Staples Retailing (2.0%)
Wal-Mart Stores, Inc.	350,955	17,688
Health Care Equipment & Supplies (4.8%)
Becton Dickinson & Co.	435,000	26,309
Varian Medical Systems, Inc. ‡	488,225	16,292
Industrial Conglomerates (2.7%)
General Electric Co.	1,925,000	24,351
Internet & Catalog Retail (6.6%)
Amazon.com, Inc. ‡	725,000	58,377
Internet Software & Services (4.7%)
Google, Inc. -Class A ‡	105,000	41,577
IT Services (2.0%)
Automatic Data Processing, Inc.	509,275	17,926
Machinery (4.7%)
Caterpillar, Inc.	385,900	13,730
PACCAR, Inc.	774,000	27,431
Media (2.0%)
Walt Disney Co.	830,000	18,177
Pharmaceuticals (2.1%)
Allergan, Inc.	142,055	6,628
Teva Pharmaceutical Industries, Ltd. ADR	272,840	11,975
Road & Rail (2.7%)
Union Pacific Corp.	490,000	24,079
Total Common Stocks (cost $969,233)		875,696

	Principal
REPURCHASE AGREEMENT (1.5%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $14,045 on 05/01/2009 •	$14,045	14,045
Total Repurchase Agreement (cost $14,045)

Total Investment Securities (cost $983,278) #		889,741
Other Assets and Liabilities, net		(2,987)

Net Assets		$886,754

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 4.23% to 4.44%, maturity dates ranging from 02/01/2035 to 03/01/2035, and with market values plus accrued interests of $14,326.

#

Aggregate cost for federal income tax purposes is $983,278. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $87,768 and $181,305, respectively. Net unrealized depreciation for tax purposes is $93,537.

DEFINITIONS:

ADR	American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$875,696	$14,045	$—	$889,741

The notes to the financial statements are an integral part of this report.

9

Transamerica Flexible Income

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (2.2%)
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028		$1,415	$1,272
U.S. Treasury Note
1.75%, 03/31/2014		1,015	1,004
2.75%, 02/15/2019		586	568
Total U.S. Government Obligations (cost $2,910)			2,844

U.S. GOVERNMENT AGENCY OBLIGATIONS (16.4%)
Fannie Mae
4.50%, 07/25/2021		2,678	2,727
5.00%, 06/25/2019 - 03/01/2039		8,313	8,589
5.50%, 07/01/2038 - 11/01/2038		9,020	9,355
Total U.S. Government Agency Obligations (cost $20,196)			20,671

FOREIGN GOVERNMENT OBLIGATION (3.8%)
France Government Bond
4.00%, 04/25/2018	EUR	3,500	4,801
Total Foreign Government Obligation (cost $4,461)

MORTGAGE-BACKED SECURITIES (5.3%)
American Tower Trust
Series 2007-1A, Class C
5.62%, 04/15/2037 -144A		$2,090	1,766
Crown Castle Towers LLC
Series 2006-1A, Class C
5.47%, 11/15/2036 -144A		2,000	1,810
Small Business Administration Trust
Series 2006-1A, Class D
5.85%, 11/15/2036 -144A		2,054	1,849
Series 2006-1A, Class E
6.17%, 11/15/2036 -144A		1,460	1,299
Total Mortgage-Backed Securities (cost $7,610)			6,724

CORPORATE DEBT SECURITIES (64.1%)
Auto Components (1.6%)
Johnson Controls, Inc.
5.25%, 01/15/2011		1,565	1,540
Tenneco, Inc.
8.13%, 11/15/2015		1,180	472
Automobiles (1.1%)
Daimler Finance North America LLC
8.00%, 06/15/2010		1,360	1,392
Beverages (1.2%)
Anheuser-Busch InBev Worldwide, Inc.
8.20%, 01/15/2039 -144A		1,000	1,002
Bacardi, Ltd.
7.45%, 04/01/2014 -144A		525	532
Capital Markets (0.9%)
Xstrata Finance Dubai, Ltd.
1.27%, 11/13/2009 -144A *		1,095	1,075
Chemicals (3.1%)
Dow Chemical Co.
6.13%, 02/01/2011		1,115	1,114
Lubrizol Corp.
8.88%, 02/01/2019		1,300	1,411
Momentive Performance Materials, Inc.
9.75%, 12/01/2014 Ђ		1,005	344
Nalco Co.
7.75%, 11/15/2011		1,000	1,010
Commercial Banks (3.0%)
Barclays Bank PLC
7.70%, 04/25/2018 -144A ¡ Ž		1,850	1,166
BB&T Corp.
6.85%, 04/30/2019		1,190	1,159
M&I Marshall & Ilsley Bank
1.54%, 12/04/2012 *		2,000	1,431
Construction Materials (3.2%)
CRH America, Inc.
5.30%, 10/15/2013		1,140	959
Lafarge SA
6.15%, 07/15/2011		1,880	1,828
Martin Marietta Materials, Inc.
1.19%, 04/30/2010 *		1,340	1,281
Consumer Finance (1.3%)
Cardtronics, Inc.
9.25%, 08/15/2013 Ђ		835	605
Discover Financial Services
1.86%, 06/11/2010 *		1,130	996
Containers & Packaging (1.7%)
Rexam PLC
6.75%, 06/01/2013 -144A		2,365	2,149
Diversified Financial Services (10.2%)
Bank of America Corp.
5.75%, 12/01/2017		2,200	1,797
8.00%, 01/30/2018 ¡ Ž		2,250	1,278
Bear Stearns Cos., Inc.
7.25%, 02/01/2018		2,000	2,043
General Electric Capital Corp.
6.88%, 01/10/2039		2,000	1,567
Glencore Funding LLC
6.00%, 04/15/2014 -144A		2,000	1,230
GMAC LLC
6.88%, 09/15/2011 -144A		750	653
JPMorgan Chase & Co.
7.90%, 04/30/2018 ¡ Ž		1,750	1,331
Pemex Finance, Ltd.
9.03%, 02/15/2011		2,540	2,630
Sensus Metering Systems, Inc.
8.63%, 12/15/2013		500	425
Diversified Telecommunication Services (1.0%)
Sprint Capital Corp.
7.63%, 01/30/2011		1,300	1,252
Energy Equipment & Services (1.8%)
DCP Midstream LLC
9.75%, 03/15/2019 -144A		725	719
Weatherford International, Ltd.
9.63%, 03/01/2019		1,500	1,619
Food & Staples Retailing (0.8%)
Stater Brothers Holdings, Inc.
8.13%, 06/15/2012		1,000	988
Food Products (1.6%)
ConAgra Foods, Inc.
9.75%, 03/01/2021		325	388
Michael Foods, Inc.
8.00%, 11/15/2013		1,575	1,488
Hotels, Restaurants & Leisure (2.3%)
Carrols Corp.
9.00%, 01/15/2013		500	463
MGM Mirage, Inc.
6.00%, 10/01/2009		1,000	839
Pokagon Gaming Authority
10.38%, 06/15/2014 -144A		650	601
Station Casinos, Inc.
6.88%, 03/01/2016 Џ		700	23

The notes to the financial statements are an integral part of this report.

10

(all amounts except shares amounts in thousands)

(unaudited)

	Principal	Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.
8.88%, 04/15/2011	$920	$987
Household Durables (1.0%)
Whirlpool Corp.
8.00%, 05/01/2012	1,265	1,287
Household Products (0.1%)
Sealy Mattress Co.
8.25%, 06/15/2014	250	166
Industrial Conglomerates (0.5%)
Susser Holdings LLC
10.63%, 12/15/2013	582	588
Insurance (2.0%)
MetLife, Inc.
7.72%, 02/15/2019	1,750	1,755
Oil Insurance, Ltd.
7.56%, 06/30/2011 -144A ¡ Ž	2,245	735
IT Services (0.4%)
Aramark Corp.
8.50%, 02/01/2015	500	478
Machinery (2.5%)
PACCAR, Inc.
6.88%, 02/15/2014	1,750	1,832
Polypore, Inc.
8.75%, 05/15/2012	550	426
Titan International, Inc.
8.00%, 01/15/2012	1,200	960
Media (1.7%)
Comcast Cable Holdings LLC
9.80%, 02/01/2012	2,000	2,156
Metals & Mining (2.9%)
Anglo American Capital PLC
9.38%, 04/08/2019 -144A	1,240	1,263
ArcelorMittal
5.38%, 06/01/2013	750	675
Falconbridge, Ltd.
7.35%, 06/05/2012	645	569
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	1,165	1,198
Multiline Retail (1.1%)
Macy’s Retail Holdings, Inc.
5.35%, 03/15/2012	1,480	1,351
Multi-Utilities (1.3%)
Sempra Energy
9.80%, 02/15/2019	1,455	1,659
Oil, Gas & Consumable Fuels (4.9%)
Energy Transfer Partners, LP
9.70%, 03/15/2019	900	1,000
Enterprise Products Operating, LP
8.38%, 08/01/2066 ¡	1,150	794
Opti Canada, Inc.
8.25%, 12/15/2014	1,800	990
PetroHawk Energy Corp.
9.13%, 07/15/2013	1,255	1,230
Petroleum Development Corp.
12.00%, 02/15/2018	1,000	675
Valero Logistics Operations, LP
6.88%, 07/15/2012	1,500	1,459
Paper & Forest Products (2.1%)
Exopack Holding, Inc.
11.25%, 02/01/2014	2,000	1,400
Weyerhaeuser Co.
6.75%, 03/15/2012	1,300	1,297
Professional Services (0.4%)
FTI Consulting, Inc.
7.75%, 10/01/2016	480	487
Real Estate Investment Trusts (2.7%)
Healthcare Realty Trust, Inc.
8.13%, 05/01/2011	1,480	1,422
WEA Finance LLC / WCI Finance LLC
5.40%, 10/01/2012 -144A	2,100	1,932
Road & Rail (2.5%)
CSX Corp.
6.75%, 03/15/2011	1,675	1,723
Hertz Corp.
10.50%, 01/01/2016	340	241
Kansas City Southern de Mexico SA de CV
7.63%, 12/01/2013	360	295
12.50%, 04/01/2016 -144A	1,000	965
Specialty Retail (2.1%)
Michaels Stores, Inc.
11.38%, 11/01/2016	1,200	594
Penske Auto Group, Inc.
7.75%, 12/15/2016	750	548
Staples, Inc.
9.75%, 01/15/2014	1,435	1,575
Tobacco (0.3%)
Alliance One International, Inc.
11.00%, 05/15/2012	425	414
Wireless Telecommunication Services (0.8%)
Centennial Communications Corp.
6.96%, 01/01/2013 *	1,000	1,003
Total Corporate Debt Securities (cost $87,534)		80,929

	Shares
CONVERTIBLE PREFERRED STOCK (0.4%)
Road & Rail (0.4%)
Kansas City Southern 5.13% ▲	880	564
Total Convertible Preferred Stock (cost $751)

PREFERRED STOCK (0.8%)
Diversified Telecommunication Services (0.8%)
Centaur Funding Corp. 9.08% -144A ▲	1,661	1,033
Total Preferred Stock (cost $2,153)

	Principal
CONVERTIBLE BONDS (3.1%)
Auto Components (1.0%)
Johnson Controls, Inc.
6.50%, 09/30/2012	$775	1,396
Containers & Packaging (0.4%)
Sealed Air Corp.
3.00%, 06/30/2033 -144A	500	472
Diversified Telecommunication Services (1.0%)
Lucent Technologies, Inc.
2.88%, 06/15/2023 Ђ	1,350	1,240
Software (0.7%)
Symantec Corp.
0.75%, 06/15/2011	775	824
Total Convertible Bonds (cost $3,391)		3,932

The notes to the financial statements are an integral part of this report.

11

(all amounts in thousands)

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT (3.0%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $3,739 on 05/01/2009 •	$3,739	$3,739
Total Repurchase Agreement (cost $3,739)

Total Investment Securities (cost $132,745) #		125,237
Other Assets and Liabilities, net		1,183

Net Assets		$126,420

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	(Sold)	Settlement Date	Amount in U.S. Dollars (Sold)	Net Unrealized (Depreciation)
Euro	(3,642)	07/31/2009	$(4,752)	$(64)

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 04/30/2009.
Ž	The security has a perpetual maturity. The date shown is the next call date.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 04/30/2009.
Џ	In default.
*	Floating or variable rate note. Rate is listed as of 04/30/2009.
Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 4.74%, a maturity date of 07/01/2034, and with a market value plus accrued interest of $3,814.
#

Aggregate cost for federal income tax purposes is $132,745. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,929 and $11,437, respectively. Net unrealized depreciation for tax purposes is $7,508.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2009, these securities aggregated $22,251, or 17.60%, of the Fund’s net assets.

EUR	Euro
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities				Other Financial Instruments*
Level 1	Level 2	Level 3	Total Investments in Securities	Level 1	Level 2	Level 3
$1,033	$124,204	$—	$125,237	$(64)	$—	$—

*Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

12

Transamerica Growth Opportunities

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.0%)
Aerospace & Defense (4.2%)
Precision Castparts Corp.	77,300	$5,786
Rockwell Collins, Inc.	21,500	825
Air Freight & Logistics (3.9%)
CH Robinson Worldwide, Inc.	116,900	6,214
Auto Components (4.8%)
BorgWarner, Inc.	196,200	5,680
Johnson Controls, Inc.	98,100	1,865
Capital Markets (6.9%)
Greenhill & Co., Inc.	68,070	5,277
T. Rowe Price Group, Inc.	143,430	5,526
Chemicals (1.8%)
Ecolab, Inc.	70,700	2,725
Communications Equipment (3.8%)
Juniper Networks, Inc. ‡	97,400	2,109
Polycom, Inc. ‡	212,400	3,959
Computers & Peripherals (0.5%)
Data Domain, Inc. ‡	46,050	764
Construction & Engineering (1.2%)
Jacobs Engineering Group, Inc. ‡	49,300	1,875
Construction Materials (1.4%)
Martin Marietta Materials, Inc.	27,200	2,286
Diversified Consumer Services (2.0%)
Strayer Education, Inc.	17,100	3,239
Electrical Equipment (1.9%)
Cooper Industries, Ltd. -Class A	93,500	3,066
Electronic Equipment & Instruments (1.7%)
FLIR Systems, Inc. ‡	123,000	2,728
Health Care Equipment & Supplies (3.5%)
Idexx Laboratories, Inc. ‡	64,300	2,528
Intuitive Surgical, Inc. ‡	15,900	2,285
Varian Medical Systems, Inc. ‡	20,400	681
Health Care Technology (1.2%)
Cerner Corp. ‡	34,600	1,861
Hotels, Restaurants & Leisure (1.1%)
Burger King Holdings, Inc.	105,010	1,716
Internet & Catalog Retail (1.2%)
priceline.com, Inc. ‡	19,310	1,875
Leisure Equipment & Products (2.1%)
Hasbro, Inc.	123,000	3,279
Life Sciences Tools & Services (3.3%)
Covance, Inc. ‡	44,600	1,752
Techne Corp.	59,900	3,427
Machinery (8.8%)
Donaldson Co., Inc.	80,100	2,642
Kennametal, Inc.	246,300	5,037
PACCAR, Inc.	174,900	6,198
Multiline Retail (0.6%)
Nordstrom, Inc.	44,040	997
Oil, Gas & Consumable Fuels (0.8%)
Range Resources Corp.	33,100	1,323
Pharmaceuticals (2.6%)
Allergan, Inc.	89,000	4,153
Professional Services (1.7%)
FTI Consulting, Inc. ‡	50,000	2,744
Real Estate Investment Trusts (3.3%)
Plum Creek Timber Co., Inc.	152,300	5,257
Real Estate Management & Development (1.3%)
St. Joe Co. ‡	85,500	2,127
Software (16.2%)
Activision Blizzard, Inc. ‡	473,300	5,097
Adobe Systems, Inc. ‡	196,825	5,383
Informatica Corp. ‡	190,100	3,023
Intuit, Inc. ‡	204,000	4,719
Macrovision Solutions Corp. ‡	60,900	1,231
Quality Systems, Inc.	30,100	1,614
Salesforce.com, Inc. ‡	103,900	4,448
Specialty Retail (6.2%)
Gap, Inc.	241,595	3,754
Guess, Inc.	235,200	6,124
Textiles, Apparel & Luxury Goods (2.5%)
Carter’s, Inc. ‡	148,500	3,175
Under Armour, Inc. -Class A ‡	32,100	756
Trading Companies & Distributors (4.5%)
WW Grainger, Inc.	84,700	7,105
Total Common Stocks (cost $165,336)		150,235

	Principal
REPURCHASE AGREEMENT (6.0%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $9,526 on 05/01/2009 •	$9,526	9,526
Total Repurchase Agreement (cost $9,526)

Total Investment Securities (cost $174,862) #		159,761
Other Assets and Liabilities, net		(1,652)

Net Assets		$158,109

The notes to the financial statements are an integral part of this report.

13

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 3.97% to 4.75%, a maturity date of 05/01/2035, and with market values plus accrued interests of $9,719.

#

Aggregate cost for federal income tax purposes is $174,862. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,000 and $24,101, respectively. Net unrealized depreciation for tax purposes is $15,101.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$150,235	$9,526	$—	$159,761

The notes to the financial statements are an integral part of this report.

14

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (92.5%)
Aerospace & Defense (1.6%)
Alliant Techsystems, Inc.
6.75%, 04/01/2016	$4,110	$3,997
BE Aerospace, Inc.
8.50%, 07/01/2018	1,800	1,629
L-3 Communications Corp.
6.13%, 01/15/2014	1,000	950
Auto Components (0.5%)
Lear Corp.
5.75%, 08/01/2014	3,955	771
TRW Automotive, Inc.
7.00%, 03/15/2014 -144A	2,000	1,110
Automobiles (0.2%)
General Motors Corp.
7.13%, 07/15/2013	1,500	143
7.20%, 01/15/2011	5,265	579
8.25%, 07/15/2023	2,710	244
Beverages (1.9%)
Constellation Brands, Inc.
7.25%, 09/01/2016	4,900	4,728
Cott Beverages USA, Inc.
8.00%, 12/15/2011	3,350	2,479
Building Products (1.9%)
Owens Corning, Inc.
7.00%, 12/01/2036 Ђ	3,690	2,272
Ply Gem Industries, Inc.
11.75%, 06/15/2013	8,520	4,941
Chemicals (3.0%)
Huntsman International LLC
7.38%, 01/01/2015 Ђ	6,400	4,160
Ineos Group Holdings PLC
8.50%, 02/15/2016 -144A	2,570	386
Lyondellbasell Industries AF SCA
8.38%, 08/15/2015 -144A Џ	5,230	105
Nova Chemicals Corp.
5.72%, 11/15/2013 *	5,400	4,238
6.50%, 01/15/2012	3,700	3,367
Commercial Banks (0.4%)
Wells Fargo Capital XV
9.75%, 12/29/2049 ■ Ž	2,000	1,700
Commercial Services & Supplies (0.6%)
Ceridian Corp.
11.25%, 11/15/2015 Ђ	2,930	2,139
12.25%, 11/15/2015 Ώ	325	169
Communications Equipment (0.3%)
Nortel Networks, Ltd.
5.34%, 07/15/2011 Џ	2,230	547
10.75%, 07/15/2016 -144A Џ	1,820	482
Computers & Peripherals (0.9%)
Seagate Technology International
10.00%, 05/01/2014 -144A	450	443
Seagate Technology, Inc.
6.38%, 10/01/2011	2,730	2,498
6.80%, 10/01/2016	950	684
Consumer Finance (2.2%)
Ford Motor Credit Co. LLC
7.88%, 06/15/2010	1,400	1,288
9.88%, 08/10/2011	8,575	7,504
Containers & Packaging (2.6%)
Graphic Packaging International, Inc.
8.50%, 08/15/2011	3,885	3,797
Jefferson Smurfit Corp.
8.25%, 10/01/2012 Џ	7,745	1,626
Owens-Brockway Glass Container, Inc.
6.75%, 12/01/2014	3,535	3,438
Sealed Air Corp.
6.88%, 07/15/2033 -144A	2,100	1,384
Diversified Consumer Services (1.1%)
Service Corp. International
6.75%, 04/01/2015	350	321
6.75%, 04/01/2016 Ђ	4,300	3,870
7.00%, 06/15/2017 Ђ	175	157
Diversified Financial Services (4.2%)
AES Red Oak LLC
9.20%, 11/30/2029	2,125	1,806
Firekeepers Development Authority
13.88%, 05/01/2015 -144A	2,800	2,016
GMAC LLC
6.75%, 12/01/2014 -144A	6,240	4,617
7.25%, 03/02/2011 -144A	3,150	2,771
Hawker Beechcraft Acquisition Company LLC
8.50%, 04/01/2015	3,740	1,262
JPMorgan Chase & Co.
7.90%, 04/30/2018 ■ Ž	2,000	1,522
Nuveen Investments, Inc.
10.50%, 11/15/2015 -144A	4,310	2,177
Diversified Telecommunication Services (6.3%)
Cincinnati Bell, Inc.
7.00%, 02/15/2015	800	760
Fairpoint Communications, Inc.
13.13%, 04/01/2018	5,020	1,374
Frontier Communications Corp.
6.63%, 03/15/2015	1,360	1,244
9.00%, 08/15/2031	5,915	4,703
Qwest Communications International, Inc.
7.50%, 02/15/2014	2,615	2,425
7.50%, 02/15/2014 Ђ	3,900	3,617
Sprint Capital Corp.
6.90%, 05/01/2019	5,570	4,624
Telcordia Technologies, Inc.
4.88%, 07/15/2012 -144A *	4,535	3,333
Windstream Corp.
8.63%, 08/01/2016	3,250	3,234
Electric Utilities (3.7%)
Elwood Energy LLC
8.16%, 07/05/2026	4,035	3,176
Intergen NV
9.00%, 06/30/2017 -144A	5,100	4,845
Ipalco Enterprises, Inc.
7.25%, 04/01/2016 -144A	1,365	1,283
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/2015 Ђ	9,045	5,133
Electronic Equipment & Instruments (0.2%)
NXP BV / NXP Funding LLC
3.88%, 10/15/2013 *	2,940	838
Food & Staples Retailing (1.0%)
Supervalu, Inc.
7.50%, 05/15/2012	4,000	3,884
Food Products (1.6%)
Del Monte Corp.
6.75%, 02/15/2015	1,075	1,032
8.63%, 12/15/2012 Ђ	190	194

The notes to the financial statements are an integral part of this report.

15

	Principal	Value
Food Products (continued)
Smithfield Foods, Inc.
7.75%, 05/15/2013	$4,375	$2,881
Tyson Foods, Inc.
7.00%, 05/01/2018	2,400	1,748
8.25%, 10/01/2011	700	711
Health Care Equipment & Supplies (2.4%)
Boston Scientific Corp.
6.25%, 11/15/2015 Ђ	1,100	1,052
6.40%, 06/15/2016	1,125	1,076
Cooper Cos., Inc.
7.13%, 02/15/2015	4,495	4,203
Universal Hospital Services, Inc.
5.94%, 06/01/2015 *	1,500	1,151
8.50%, 06/01/2015	2,300	2,139
Health Care Providers & Services (6.9%)
Community Health Systems, Inc.
8.88%, 07/15/2015	6,250	6,219
HCA, Inc.
8.50%, 04/15/2019 -144A	1,100	1,107
9.25%, 11/15/2016	8,875	8,786
Omnicare, Inc.
6.13%, 06/01/2013	3,900	3,666
6.88%, 12/15/2015	600	563
US Oncology, Inc.
9.00%, 08/15/2012	6,975	6,870
Hotels, Restaurants & Leisure (6.5%)
Harrah’s Operating Co., Inc.
10.00%, 12/15/2018 -144A	6,825	3,208
Mashantucket Western Pequot Tribe
8.50%, 11/15/2015 -144A	6,000	1,290
MGM Mirage, Inc.
5.88%, 02/27/2014	2,500	1,419
6.75%, 04/01/2013	3,000	1,575
7.50%, 06/01/2016	1,625	910
Mohegan Tribal Gaming Authority
7.13%, 08/15/2014	3,275	1,998
Royal Caribbean Cruises, Ltd.
7.00%, 06/15/2013	4,850	3,758
7.25%, 06/15/2016	500	333
Seminole Hard Rock Entertainment, Inc.
3.82%, 03/15/2014 -144A *	5,955	3,929
Seneca Gaming Corp.
7.25%, 05/01/2012	2,000	1,410
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/2018	1,600	1,368
Station Casinos, Inc.
6.00%, 04/01/2012 Џ	5,485	1,906
6.50%, 02/01/2014 Џ	2,620	92
Vail Resorts, Inc.
6.75%, 02/15/2014	1,325	1,193
Wynn Las Vegas Capital Corp.
6.63%, 12/01/2014	2,200	1,826
Household Durables (3.8%)
Dr. Horton, Inc.
5.25%, 02/15/2015	2,008	1,667
5.63%, 01/15/2016	1,900	1,568
Jarden Corp.
7.50%, 05/01/2017	3,390	3,000
Meritage Homes Corp.
6.25%, 03/15/2015	5,795	4,229
Mohawk Industries, Inc.
6.63%, 01/15/2016 Ђ	475	403
Pulte Homes, Inc.
5.20%, 02/15/2015	2,000	1,680
7.88%, 08/01/2011	2,500	2,494
Independent Power Producers & Energy Traders (3.4%)
Edison Mission Energy
7.50%, 06/15/2013	3,725	3,166
7.75%, 06/15/2016	2,000	1,585
LSP Energy, LP/LSP Batesville Funding Corp.
7.16%, 01/15/2014	3,346	3,204
NRG Energy, Inc.
7.25%, 02/01/2014	4,020	3,879
7.38%, 01/15/2017	2,000	1,910
IT Services (4.0%)
Aramark Corp.
8.50%, 02/01/2015	2,350	2,244
DI Finance/Dyncorp International
9.50%, 02/15/2013	2,005	1,955
SunGard Data Systems, Inc.
9.13%, 08/15/2013	5,360	5,118
10.25%, 08/15/2015	4,200	3,654
Unisys Corp.
8.00%, 10/15/2012	2,750	1,320
12.50%, 01/15/2016	3,200	1,656
Machinery (0.7%)
Case New Holland, Inc.
7.13%, 03/01/2014	3,225	2,822
Media (6.5%)
CCH I Capital Corp.
11.00%, 10/01/2015 Џ	4,075	316
CSC Holdings, Inc.
7.63%, 07/15/2018	4,650	4,463
8.50%, 06/15/2015 -144A	925	937
DEX Media, Inc.
8.00%, 11/15/2013	2,500	300
DIRECTV Financing Co.
8.38%, 03/15/2013	2,080	2,111
Dish DBS Corp.
6.63%, 10/01/2014	2,740	2,548
7.75%, 05/31/2015	3,080	2,926
Intelsat Corp.
9.25%, 06/15/2016 -144A	2,715	2,620
Intelsat Subsidiary Holding Co., Ltd.
8.50%, 01/15/2013 -144A	420	416
Knight-Ridder, Inc.
5.75%, 09/01/2017	1,675	235
Lamar Media Corp.
6.63%, 08/15/2015	2,025	1,549
9.75%, 04/01/2014 -144A	750	754
Liberty Media Corp.
5.70%, 05/15/2013	2,500	2,100
Medianews Group, Inc.
6.88%, 10/01/2013	1,500	15
Quebecor Media, Inc.
7.75%, 03/15/2016	1,250	1,044
RH Donnelley, Inc.
11.75%, 05/15/2015 -144A	8,507	1,659
Univision Communications, Inc.
9.75%, 03/15/2015 -144A	2,325	360

The notes to the financial statements are an integral part of this report.

16

(all amounts except amounts in thousands)

(unaudited)

	Principal	Value
Media (continued)
Videotron Ltee
6.88%, 01/15/2014	$1,825	$1,773
Metals & Mining (0.8%)
Noranda Aluminium Acquisition Corp.
6.60%, 05/15/2015 *	1,800	630
Steel Dynamics, Inc.
7.38%, 11/01/2012	2,950	2,633
Multiline Retail (1.7%)
Bon-Ton Department Stores, Inc.
10.25%, 03/15/2014	5,125	1,602
JC Penney Corp., Inc.
7.65%, 08/15/2016	2,000	1,810
Macy’s Retail Holdings, Inc.
7.45%, 07/15/2017	4,100	3,530
Multi-Utilities (0.5%)
CMS Energy Corp.
6.55%, 07/17/2017	840	732
6.88%, 12/15/2015	1,340	1,205
Oil, Gas & Consumable Fuels (11.0%)
Chesapeake Energy Corp.
6.88%, 01/15/2016	2,000	1,778
7.00%, 08/15/2014	3,400	3,137
7.25%, 12/15/2018	830	726
7.63%, 07/15/2013	100	96
Connacher Oil And Gas, Ltd.
10.25%, 12/15/2015 -144A	2,480	1,104
Dynegy Holdings, Inc.
7.50%, 06/01/2015	2,975	2,335
7.75%, 06/01/2019	4,440	3,263
El Paso Corp.
7.25%, 06/01/2018	3,100	2,829
Forest Oil Corp.
7.25%, 06/15/2019 -144A	2,000	1,665
7.75%, 05/01/2014	275	259
Kinder Morgan Finance Co.
5.70%, 01/05/2016	5,810	5,040
Mariner Energy, Inc.
8.00%, 05/15/2017	1,555	1,127
Newfield Exploration Co.
6.63%, 09/01/2014	2,175	2,001
7.13%, 05/15/2018	295	267
Opti Canada, Inc.
7.88%, 12/15/2014	2,500	1,344
8.25%, 12/15/2014	2,100	1,155
Peabody Energy Corp.
6.88%, 03/15/2013	100	98
7.38%, 11/01/2016	1,230	1,202
Pioneer Natural Resources Co.
6.65%, 03/15/2017	3,225	2,759
Plains Exploration & Production Co.
7.00%, 03/15/2017	1,700	1,462
7.75%, 06/15/2015	3,000	2,745
Tennessee Gas Pipeline Co.
8.00%, 02/01/2016 -144A	1,000	1,020
Tesoro Corp.
6.25%, 11/01/2012	3,275	2,980
6.63%, 11/01/2015	675	567
Verasun Energy Corp.
9.38%, 06/01/2017 Џ ∞	4,325	238
Whiting Petroleum Corp.
7.00%, 02/01/2014	3,380	2,907
Paper & Forest Products (3.3%)
Abitibi-Consolidated, Inc.
8.55%, 08/01/2010 Џ	1,460	93
8.85%, 08/01/2030 Џ	5,015	301
13.75%, 04/01/2011 -144A Џ	3,200	2,784
Boise Cascade LLC
7.13%, 10/15/2014	896	396
Domtar Corp.
7.88%, 10/15/2011	3,720	3,311
Georgia-Pacific LLC
7.00%, 01/15/2015 -144A	3,825	3,634
7.13%, 01/15/2017 -144A	1,153	1,090
Westvaco Corp.
8.20%, 01/15/2030	2,300	1,758
Real Estate Investment Trusts (1.1%)
Host Hotels & Resorts, Inc.
7.13%, 11/01/2013	3,155	2,966
iStar Financial, Inc.
5.88%, 03/15/2016	5,000	1,600
Real Estate Management & Development (0.4%)
Realogy Corp.
10.50%, 04/15/2014	5,305	1,751
Road & Rail (0.8%)
Hertz Corp.
8.88%, 01/01/2014	4,150	3,216
Semiconductors & Semiconductor Equipment (1.6%)
Freescale Semiconductor, Inc.
8.88%, 12/15/2014	7,345	2,497
Spansion, Inc.
5.84%, 06/01/2013 -144A Џ	3,960	1,584
Stats ChipPAC, Ltd.
6.75%, 11/15/2011	2,750	2,449
Software (0.7%)
First Data Corp.
9.88%, 09/24/2015	4,136	2,859
Textiles, Apparel & Luxury Goods (1.6%)
Levi Strauss & Co.
8.88%, 04/01/2016	1,200	1,062
9.75%, 01/15/2015	5,480	5,178
Wireless Telecommunication Services (0.6%)
Nextel Communications, Inc.
6.88%, 10/31/2013	3,125	2,398
Total Corporate Debt Securities (cost $494,213)		369,256

	Shares
PREFERRED STOCK (0.2%)
Diversified Financial Services (0.2%)
Preferred Blocker, Inc. 7.00% -144A Ђ ▲	2,228	668
Total Preferred Stock (cost $701)

	Principal
REPURCHASE AGREEMENT (3.7%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $14,626 on 05/01/2009 •	$14,626	14,626
Total Repurchase Agreement (cost $14,626)

Total Investment Securities (cost $509,540) #		384,550
Other Assets and Liabilities, net		14,567

Net Assets		$399,117

The notes to the financial statements are an integral part of this report.

17

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 04/30/2009.
Ž	The security has a perpetual maturity. The date shown is the next call date.
Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
Џ	In default.
*	Floating or variable rate note. Rate is listed as of 04/30/2009.
Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.
■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 04/30/2009.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 0.80% to 4.66%, maturity dates ranging from 10/01/2034 to 12/15/2034, and with market values plus accrued interests of $14,920.

#

Aggregate cost for federal income tax purposes is $509,540. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,510 and $129,500, respectively. Net unrealized depreciation for tax purposes is $124,990.

Description	Date of Acquisition	Principal	Cost	Value
Verasun Energy Corp. 9.38%, 06/01/2017	09/21/2007	4,325	$3,482	$238

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2009, these securities aggregated $54,781, or 13.74%, of the Fund’s net assets.

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$668	$383,882	$—	$384,550

The notes to the financial statements are an integral part of this report.

18

Transamerica Legg Mason Partners All Cap

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.0%)
Aerospace & Defense (3.3%)
Boeing Co.	17,860	$715
Honeywell International, Inc.	31,120	972
Northrop Grumman Corp.	6,950	336
Air Freight & Logistics (2.2%)
United Parcel Service, Inc. -Class B	26,690	1,397
Building Products (0.4%)
Simpson Manufacturing Co., Inc.	10,970	244
Capital Markets (4.5%)
Franklin Resources, Inc.	21,900	1,325
Gamco Investors, Inc. -Class A	6,000	301
State Street Corp.	35,290	1,204
Teton Advisors, Inc. Ә ‡	89	♦
Commercial Banks (1.2%)
Comerica, Inc.	29,410	617
East-West Bancorp, Inc.	16,425	112
Communications Equipment (3.5%)
Cisco Systems, Inc. ‡	93,130	1,799
Telefonaktiebolaget LM Ericsson ADR	41,970	358
Computers & Peripherals (2.2%)
International Business Machines Corp.	13,340	1,377
Construction & Engineering (1.5%)
Fluor Corp.	14,320	542
Jacobs Engineering Group, Inc. ‡	6,850	261
Perini Corp. ‡	9,530	165
Diversified Financial Services (5.6%)
Bank of America Corp.	146,380	1,307
JPMorgan Chase & Co.	65,190	2,152
Energy Equipment & Services (6.9%)
Baker Hughes, Inc.	27,250	970
Halliburton Co.	46,940	949
Schlumberger, Ltd.	24,490	1,199
Transocean, Ltd. ‡	5,926	400
Weatherford International, Ltd. ‡	46,550	774
Food & Staples Retailing (2.3%)
Wal-Mart Stores, Inc.	28,460	1,434
Food Products (2.4%)
Unilever PLC ADR	34,949	680
Unilever PLC	41,575	816
Health Care Providers & Services (1.2%)
McKesson Corp.	19,870	735
Hotels, Restaurants & Leisure (1.3%)
Carnival Corp.	23,200	624
Marriott International, Inc. -Class A	8,700	205
Household Durables (1.1%)
Toll Brothers, Inc. ‡	33,600	681
Industrial Conglomerates (3.4%)
General Electric Co.	60,460	765
McDermott International, Inc. ‡	81,380	1,313
Insurance (3.2%)
Allied World Assurance Co. Holdings, Ltd.	16,380	608
Chubb Corp.	36,150	1,408
Internet Software & Services (1.6%)
eBay, Inc. ‡	59,630	982
Life Sciences Tools & Services (0.9%)
ENZO Biochem, Inc. ‡	133,887	549
Machinery (2.7%)
Dover Corp.	21,550	663
PACCAR, Inc.	17,200	610
Parker Hannifin Corp.	9,700	440
Media (2.4%)
Walt Disney Co.	69,520	1,521
Metals & Mining (0.7%)
BHP Billiton, Ltd. ADR	3,200	154
Nucor Corp.	7,440	303
Oil, Gas & Consumable Fuels (4.3%)
Anadarko Petroleum Corp.	23,250	1,001
Chevron Corp.	8,460	559
ConocoPhillips	7,040	289
Exxon Mobil Corp.	10,570	705
Murphy Oil Corp.	3,250	155
Paper & Forest Products (1.1%)
Weyerhaeuser Co.	19,210	677
Pharmaceuticals (8.7%)
Abbott Laboratories	31,990	1,339
Johnson & Johnson	27,780	1,454
Merck & Co., Inc.	51,068	1,238
Novartis AG ADR	38,270	1,451
Professional Services (0.3%)
Robert Half International, Inc.	8,420	202
Real Estate Investment Trusts (0.5%)
Host Hotels & Resorts, Inc.	13,350	103
LaSalle Hotel Properties	18,130	216
Semiconductors & Semiconductor Equipment (14.6%)
Applied Materials, Inc.	159,960	1,954
Novellus Systems, Inc. ‡	52,930	956
Samsung Electronics Co., Ltd. -144A GDR	13,300	3,021
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	133,457	1,411
Texas Instruments, Inc.	86,000	1,553
Varian Semiconductor Equipment Associates, Inc.‡	6,070	155
Verigy, Ltd. ‡	9,211	101
Software (3.7%)
Citrix Systems, Inc. ‡	14,710	420
Lawson Software, Inc. ‡	74,960	404
Microsoft Corp.	73,410	1,486
Specialty Retail (5.2%)
Gap, Inc.	49,070	763
Home Depot, Inc.	71,370	1,878
Penske Auto Group, Inc.	20,450	271
Williams-Sonoma, Inc.	22,840	320
Wireless Telecommunication Services (2.1%)
Vodafone Group PLC ADR	72,007	1,321
Total Common Stocks (cost $71,592)		59,370

	Principal
REPURCHASE AGREEMENT (5.9%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $3,667 on 05/01/2009 •	$3,667	3,667
Total Repurchase Agreement (cost $3,668)

Total Investment Securities (cost $75,260) #		63,037
Other Assets and Liabilities, net		(546)

Net Assets		$62,491

The notes to the financial statements are an integral part of this report.

19

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
♦	Value is less than $1.
Ә	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 4.84% to 4.90%, a maturity date of 09/01/2034, and with market values plus accrued interests of $3,741.

#

Aggregate cost for federal income tax purposes is $75,260. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,800 and $15,023, respectively. Net unrealized depreciation for tax purposes is $12,223.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2009, these securities aggregated $3,020, or 4.83%, of the Fund’s net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3		Total Investments in Securities
$59,370	$3,667	$	♦	$63,037

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending April 30, 2009:

Beginning Balance at 10/31/2008	Net Purchases/ (Sales)		Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 04/30/2009
$0	$	♦	$—	$—	$—	$—	$	♦

The notes to the financial statements are an integral part of this report.

20

Transamerica Money Market

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
COMMERCIAL PAPER (92%)
Capital Markets (3.9%)
State Street Corp.
0.30%, 05/15/2009	$4,600	$4,599
0.33%, 05/05/2009 - 05/22/2009	7,500	7,500
Chemicals (1.9%)
Ecolab, Inc.
0.55%, 06/05/2009 - 144A	6,000	5,997
Commercial Banks (20.2%)
Bank of Scotland PLC *
1.23%, 06/15/2009	5,900	5,900
1.24%, 06/09/2009 - 06/11/2009	10,400	10,399
Barclays Bank PLC
0.95%, 07/22/2009	2,800	2,794
1.25%, 05/26/2009	3,900	3,897
1.34%, 05/11/2009	4,200	4,198
1.35%, 05/06/2009	4,700	4,699
Royal Bank of Scotland PLC
1.01%, 05/11/2009	5,850	5,848
1.19%, 07/20/2009	3,100	3,092
1.28%, 05/04/2009 - 05/08/2009	3,300	3,300
1.30%, 05/12/2009	3,400	3,399
UBS Finance Delaware LLC
1.00%, 05/04/2009	1,000	1,000
1.03%, 05/21/2009	5,300	5,297
1.20%, 05/29/2009	8,850	8,845
Computers & Peripherals (1.5%)
Hewlett-Packard Co.
0.40%, 06/04/2009 - 144A	4,550	4,548
Consumer Finance (9.7%)
American Express Credit Corp.
0.40%, 05/01/2009 - 05/07/2009	10,000	9,999
0.43%, 05/15/2009 - 05/28/2009	3,450	3,449
0.52%, 06/05/2009	1,250	1,249
Toyota Motor Credit Corp.
0.24%, 05/12/2009	3,300	3,300
0.26%, 05/13/2009	2,000	2,000
0.30%, 06/17/2009	9,000	8,997
0.50%, 05/05/2009	1,050	1,050
Diversified Financial Services (36.4%)
Alpine Securitization
0.33%, 05/20/2009 - 144A	6,950	6,949
0.35%, 06/09/2009 - 144A	1,700	1,699
0.42%, 06/03/2009 - 06/11/2009 -144A	6,900	6,897
American Honda Finance Corp.
0.75%, 07/07/2009	9,000	8,987
0.80%, 05/18/2009	4,800	4,798
0.85%, 06/02/2009	1,050	1,049
Bank of America Corp.
0.52%, 07/24/2009	2,500	2,500
CAFCO LLC
0.85%, 07/22/2009 - 144A	1,700	1,697
0.90%, 05/14/2009 - 06/08/2009 -144A	6,900	6,895
Caterpillar Financial Services Corp.
0.32%, 05/04/2009	1,350	1,350
0.43%, 06/01/2009	4,300	4,298
CIESCO LLC
0.85%, 07/22/2009 - 144A	3,600	3,593
0.95%, 07/13/2009 - 144A	3,400	3,393
Citigroup Funding, Inc.
0.30%, 05/04/2009	8,000	8,000
MetLife Funding, Inc.
0.25%, 05/18/2009	1,300	1,300
0.30%, 05/13/2009	4,000	4,000
0.35%, 05/08/2009	7,700	7,699
MetLife Short Term Funding LLC
0.93%, 05/07/2009 - 144A	2,500	2,500
Old Line Funding LLC
0.25%, 05/15/2009 - 144A	3,200	3,200
0.45%, 07/07/2009 - 144A	10,100	10,092
0.60%, 07/15/2009 - 144A	2,275	2,272
PACCAR Financial Corp.
0.45%, 06/15/2009	2,900	2,898
Rabobank USA Financial Corp.
0.42%, 07/15/2009	4,300	4,296
0.50%, 05/11/2009	1,050	1,050
0.65%, 05/26/2009	10,200	10,196
Ranger Funding Co. LLC
0.55%, 05/06/2009 - 144A	1,000	1,000
Food Products (2.9%)
Nestle Capital Corp.
0.32%, 06/16/2009 - 144A	9,000	8,996
Industrial Conglomerates (4.5%)
General Electric Co.
0.32%, 05/19/2009	3,900	3,899
0.33%, 05/27/2009	5,000	4,999
0.37%, 06/22/2009	5,100	5,097
Short-Term Foreign Government Obligation (8.7%)
Province of Ontario Canada
0.30%, 07/08/2009	6,000	5,997
0.35%, 06/12/2009	9,400	9,396
Province of Quebec Canada
0.29%, 07/09/2009 - 144A	2,800	2,798
0.32%, 05/05/2009 - 05/06/2009 -144A	8,750	8,750
Software (1.9%)
Microsoft Corp.
0.18%, 06/16/2009 - 144A	5,900	5,899
Total Commercial Paper (cost $283,795)		283,795

CORPORATE DEBT SECURITIES (6.4%)
Capital Markets (0.9%)
Goldman Sachs Group, Inc. *
0.53%, 06/23/2009	1,175	1,174
1.32%, 06/23/2009	1,649	1,646
Commercial Banks (0.5%)
Wells Fargo & Co. *
1.42%, 09/15/2009	1,595	1,585
Diversified Financial Services (5.1%)
Bank of America Corp. *
1.33%, 06/12/2009	3,700	3,698
Caterpillar Financial Services Corp. *
1.31%, 05/18/2009	2,150	2,150
General Electric Capital Corp. *
1.42%, 06/15/2009	1,250	1,248
IBM International Group Capital LLC *
1.39%, 07/29/2009	6,990	6,998
Merrill Lynch & Co., Inc. *
1.29%, 05/08/2009	1,750	1,749
Total Corporate Debt Security (cost $20,248)		20,248

The notes to the financial statements are an integral part of this report.

21

	Principal	Value
CERTIFICATE OF DEPOSIT (2.0%)
Commercial Banks (2.0%)
Bank of America Corp.
0.55%, due 07/27/2009 *	$6,200	$6,200
Total Certificate of Deposit (cost $6,200)

REPURCHASE AGREEMENTS (0.0%)
State Street Repurchase Agreement 0.01%, dated 4/30/2009, to be repurchased at $63 on 05/01/2009 •	63	63
Total Repurchase Agreements (cost $63)

Total Investment Securities (cost $310,306) #		310,306
Other Assets and Liabilities, net		(1,228)

Net Assets		$309,078

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 04/30/2009.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 5.74%, a maturity date of 10/01/2036, and with a market value plus accrued interest of $65.
#	Aggregate cost for federal income tax purposes is $310,306.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2009, these securities aggregated $87,175, or 28.13%, of the Fund’s net assets.

LLC	Limited Liability Company
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$—	$310,306	$—	$310,306

The notes to the financial statements are an integral part of this report.

22

Transamerica Science & Technology

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.7%)
Aerospace & Defense (2.5%)
Hexcel Corp. ‡	136,000	$1,304
Biotechnology (1.8%)
Gilead Sciences, Inc. ‡	20,700	948
Communications Equipment (17.2%)
Cisco Systems, Inc. ‡	30,000	580
F5 Networks, Inc. ‡	55,500	1,513
Juniper Networks, Inc. ‡	45,000	974
Palm, Inc. ‡	221,500	2,324
Polycom, Inc. ‡	120,000	2,237
Qualcomm, Inc.	33,000	1,397
Computers & Peripherals (10.1%)
Apple, Inc. ‡	15,900	2,001
Data Domain, Inc. ‡	135,500	2,247
EMC Corp. -Series MA ‡	85,500	1,071
Diversified Consumer Services (1.1%)
Capella Education Co. ‡	11,100	570
Diversified Telecommunication Services (5.2%)
AT&T, Inc.	54,100	1,386
Verizon Communications, Inc.	45,000	1,365
Electronic Equipment & Instruments (6.0%)
DTS, Inc. ‡	32,000	853
FLIR Systems, Inc. ‡	53,500	1,186
Itron, Inc. ‡	24,000	1,104
Health Care Equipment & Supplies (7.0%)
Covidien, Ltd.	24,700	815
Intuitive Surgical, Inc. ‡	9,700	1,394
NuVasive, Inc. ‡	38,000	1,440
Internet & Catalog Retail (6.6%)
Amazon.com, Inc. ‡	29,500	2,375
priceline.com, Inc. ‡	11,400	1,107
Internet Software & Services (9.4%)
Equinix, Inc. ‡	30,200	2,121
Google, Inc. -Class A ‡	3,900	1,544
Vocus, Inc. ‡	74,538	1,267
Pharmaceuticals (2.1%)
Allergan, Inc.	24,200	1,129
Semiconductors & Semiconductor Equipment (1.0%)
Intel Corp.	32,000	505
Software (20.0%)
Activision Blizzard, Inc. ‡	182,500	1,966
Adobe Systems, Inc. ‡	41,000	1,121
Concur Technologies, Inc. ‡	47,500	1,286
Informatica Corp. ‡	63,000	1,002
Nintendo Co., Ltd. ADR	30,200	1,016
Nuance Communications, Inc. ‡	140,000	1,869
Salesforce.com, Inc. ‡	52,500	2,248
Wireless Telecommunication Services (8.8%)
American Tower Corp. -Class A ‡	32,000	1,016
NII Holdings, Inc. ‡	60,600	979
SBA Communications Corp. -Class A ‡	39,000	983
Sprint Nextel Corp. ‡	370,000	1,614
Total Common Stocks (cost $53,572)		51,857

	Principal
REPURCHASE AGREEMENT (1.3%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $693 on 05/01/2009 •	$693	693
Total Repurchase Agreement (cost $693)

Total Investment Securities (cost $54,265) #		52,550
Other Assets and Liabilities, net		(23)

Net Assets		$52,527

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 4.87%, a maturity date of 08/01/2034, and with a market value plus accrued interest of $707.
#

Aggregate cost for federal income tax purposes is $54,265. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,034 and $7,749, respectively. Net unrealized depreciation for tax purposes is $1,715.

DEFINITIONS:

ADR	American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$51,857	$693	$—	$52,550

The notes to the financial statements are an integral part of this report.

23

Transamerica Short-Term Bond

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (16.2%)
Fannie Mae
4.50%, 03/25/2017 - 04/25/2030	$19,398	$19,842
5.00%, 10/25/2032 - 06/25/2034	17,354	17,841
5.50%, 03/25/2026	8,194	8,525
Freddie Mac
3.75%, 12/15/2011	4,273	4,304
4.00%, 10/15/2029	4,708	4,764
4.50%, 02/15/2027	4,444	4,556
4.82%, 06/01/2035 *	8,184	8,301
5.00%, 06/15/2027 - 11/15/2032	18,497	18,850
5.50%, 01/15/2029	13,767	14,022
5.53%, 02/01/2038 *	6,241	6,470
5.54%, 08/01/2037 *	2,884	2,981
Ginnie Mae
4.50%, 01/17/2033	5,423	5,514
Total U.S. Government Agency Obligations (cost $112,402)		115,970

MORTGAGE-BACKED SECURITIES (4.6%)
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037 -144A	4,000	3,560
Crown Castle Towers LLC
Series 2006-1A, Class B
5.36%, 11/15/2036 Ә -144A	7,000	6,440
Series 2006-1A, Class C
5.47%, 11/15/2036 Ә -144A	6,000	5,430
Global Signal Trust
Series 2004-2A, Class D
5.09%, 12/15/2014 -144A	9,750	9,603
Small Business Administration Trust
Series 2006-1A, Class A
5.31%, 11/15/2036 -144A	3,700	3,460
Series 2006-1A, Class E
6.17%, 11/15/2036 -144A	5,000	4,450
Total Mortgage-Backed Securities (cost $33,898)		32,943

CORPORATE DEBT SECURITIES (77.2%)
Airlines (0.4%)
Continental Airlines, Inc.
7.49%, 10/02/2010	3,061	2,877
Auto Components (0.9%)
Johnson Controls, Inc.
5.25%, 01/15/2011	6,600	6,495
Automobiles (0.7%)
Daimler Finance North America LLC
7.20%, 09/01/2009	5,200	5,227
Beverages (4.1%)
Anheuser-Busch InBev Worldwide, Inc.
7.20%, 01/15/2014 -144A	2,940	3,065
Bacardi, Ltd.
7.45%, 04/01/2014 -144A	3,475	3,518
Diageo Capital PLC
4.38%, 05/03/2010	4,870	4,919
Foster’s Finance Corp.
6.88%, 06/15/2011 -144A	6,225	6,344
Molson Coors Capital Finance ULC
4.85%, 09/22/2010	5,000	5,092
Sabmiller PLC
6.20%, 07/01/2011 -144A	6,301	6,343
Capital Markets (2.5%)
Goldman Sachs Group, Inc.
1.32%, 11/16/2009 *	6,100	6,019
Morgan Stanley Group, Inc.
1.36%, 01/18/2011 *	6,700	6,241
Xstrata Finance Dubai, Ltd.
1.27%, 11/13/2009 -144A *	5,700	5,594
Chemicals (3.2%)
Cytec Industries, Inc.
5.50%, 10/01/2010	5,880	5,853
Dow Chemical Co.
6.13%, 02/01/2011	7,240	7,233
Lubrizol Corp.
4.63%, 10/01/2009	6,566	6,604
Nalco Co.
7.75%, 11/15/2011	3,250	3,283
Commercial Banks (2.7%)
BB&T Corp.
5.70%, 04/30/2014	3,940	3,878
First Tennessee Bank NA
1.31%, 05/18/2009 *	3,110	3,101
M&I Marshall & Ilsley Bank
1.54%, 12/04/2012 *	5,390	3,857
PNC Funding Corp.
1.18%, 01/31/2012 *	3,900	3,283
Wells Fargo & Co.
4.63%, 08/09/2010	4,800	4,839
Commercial Services & Supplies (0.5%)
Waste Management, Inc.
6.88%, 05/15/2009	3,355	3,357
Construction Materials (3.0%)
CRH America, Inc.
5.63%, 09/30/2011	6,890	6,207
Lafarge SA
6.15%, 07/15/2011	7,900	7,683
Martin Marietta Materials, Inc.
1.19%, 04/30/2010 *	7,645	7,307
Consumer Finance (2.4%)
Discover Financial Services
1.86%, 06/11/2010 *	6,920	6,098
John Deere Capital Corp.
2.04%, 06/10/2011 *	6,125	5,884
Toyota Motor Credit Corp.
4.65%, 01/09/2012 *	5,000	5,090
Containers & Packaging (0.4%)
Rexam PLC
6.75%, 06/01/2013 -144A	2,950	2,681
Diversified Financial Services (8.4%)
American Honda Finance Corp.
1.40%, 01/29/2010 -144A *	4,500	4,485
BAE Systems Holdings, Inc.
6.40%, 12/15/2011 -144A	7,000	7,369
Bank of America Corp.
1.12%, 08/02/2010 *	2,200	2,105
5.38%, 08/15/2011	5,260	5,134
Bear Stearns Cos., Inc.
5.50%, 08/15/2011	2,000	2,064
6.95%, 08/10/2012	5,000	5,264
Caterpillar Financial Services Corp.
1.98%, 06/24/2011 *	7,390	6,988
Credit Suisse USA, Inc.
6.13%, 11/15/2011	5,267	5,519
General Electric Capital Corp.
1.26%, 07/27/2012 *	1,400	1,209
5.88%, 02/15/2012	4,890	4,983

The notes to the financial statements are an integral part of this report.

24

	Principal	Value
Diversified Financial Services (continued)
Harley-Davidson Funding Corp.
5.00%, 12/15/2010 -144A	$7,700	$7,025
PACCAR Financial Corp.
4.64%, 01/12/2011 *	5,000	4,989
Pemex Finance, Ltd.
9.03%, 02/15/2011	2,160	2,236
Diversified Telecommunication Services (2.2%)
Sprint Capital Corp.
7.63%, 01/30/2011	3,200	3,084
Telefonica Europe BV
7.75%, 09/15/2010	6,250	6,563
Verizon Global Funding Corp.
7.38%, 09/01/2012	5,500	6,020
Electric Utilities (0.7%)
PSEG Power LLC
7.75%, 04/15/2011	4,780	5,064
Energy Equipment & Services (2.6%)
Allied Waste North America, Inc.
5.75%, 02/15/2011	6,375	6,407
NGPL Pipeco LLC
6.51%, 12/15/2012 -144A	6,470	6,388
Plains All American Pipeline, LP
4.75%, 08/15/2009	1,230	1,219
Rockies Express Pipeline LLC
5.10%, 08/20/2009 -144A *	4,740	4,742
Food & Staples Retailing (2.7%)
Kroger Co.
8.05%, 02/01/2010	7,012	7,238
New Albertsons, Inc.
6.95%, 08/01/2009	3,617	3,640
Safeway, Inc.
6.50%, 03/01/2011	5,000	5,244
Stater Brothers Holdings, Inc.
8.13%, 06/15/2012	2,900	2,864
Food Products (3.0%)
ConAgra Foods, Inc.
7.88%, 09/15/2010	5,880	6,174
Dole Food Co., Inc.
8.63%, 05/01/2009 Ђ	6,000	6,000
Michael Foods, Inc.
8.00%, 11/15/2013	3,215	3,038
UST, Inc.
6.63%, 07/15/2012	6,460	6,508
Hotels, Restaurants & Leisure (1.6%)
Carrols Corp.
9.00%, 01/15/2013	2,000	1,850
Royal Caribbean Cruises, Ltd.
8.75%, 02/02/2011	3,000	2,805
Yum! Brands, Inc.
8.88%, 04/15/2011	6,200	6,656
Household Durables (1.0%)
Whirlpool Corp.
8.00%, 05/01/2012	7,125	7,249
Insurance (1.1%)
MetLife, Inc.
5.38%, 12/15/2012	7,000	6,659
Oil Insurance, Ltd.
7.56%, 06/30/2011 -144A ¡ Ž	3,250	1,063
IT Services (0.8%)
Western Union Co.
5.40%, 11/17/2011	5,500	5,578
Machinery (0.8%)
Case New Holland, Inc.
6.00%, 06/01/2009	2,500	2,488
PACCAR, Inc.
6.88%, 02/15/2014	2,500	2,617
Media (3.8%)
British Sky Broadcasting Group PLC
8.20%, 07/15/2009	6,000	6,072
Time Warner, Inc.
1.15%, 11/13/2009 *	6,406	6,363
Viacom, Inc.
1.67%, 06/16/2009 *	7,000	6,973
5.75%, 04/30/2011	7,045	7,043
Metals & Mining (3.1%)
Anglo American Capital PLC
9.38%, 04/08/2014 -144A	3,500	3,632
Arcelormittal
5.38%, 06/01/2013	4,500	4,051
BHP Billiton Finance USA, Ltd.
5.00%, 12/15/2010	6,000	6,236
Falconbridge, Ltd.
7.35%, 06/05/2012	3,585	3,164
Rio Tinto Finance USA, Ltd.
8.95%, 05/01/2014	4,795	4,963
Multiline Retail (1.4%)
JC Penney Corp., Inc.
8.00%, 03/01/2010	6,175	6,209
Macy’s Retail Holdings, Inc.
5.35%, 03/15/2012	4,170	3,806
Multi-Utilities (0.8%)
Sempra Energy
7.95%, 03/01/2010	5,500	5,661
Office Electronics (0.9%)
Xerox Corp.
7.13%, 06/15/2010	6,250	6,314
Oil, Gas & Consumable Fuels (11.1%)
Anadarko Finance Co.
6.75%, 05/01/2011	6,460	6,657
DCP Midstream LLC
7.88%, 08/16/2010	6,900	7,024
EnCana Corp.
6.30%, 11/01/2011	5,100	5,329
Enterprise Products Operating, LP
7.50%, 02/01/2011	8,100	8,324
Hess Corp.
6.65%, 08/15/2011	4,215	4,419
7.00%, 02/15/2014	2,450	2,657
Husky Energy, Inc.
6.25%, 06/15/2012	6,700	6,655
Kinder Morgan Energy Partners, LP
6.75%, 03/15/2011	6,450	6,620
Marathon Oil Corp.
8.38%, 05/01/2012	6,000	6,410
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.44%, 09/15/2009 -144A	2,040	2,034
Teppco Partners, LP
7.63%, 02/15/2012	6,800	6,716
Weatherford International, Inc.
5.95%, 06/15/2012	7,305	7,309
Williams Cos., Inc.
3.21%, 10/01/2010 -144A *	1,450	1,363
6.38%, 10/01/2010 -144A	1,100	1,089

The notes to the financial statements are an integral part of this report.

25

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
XTO Energy, Inc.
5.00%, 08/01/2010	$5,770	$5,835
Paper & Forest Products (1.0%)
Weyerhaeuser Co.
6.75%, 03/15/2012	7,200	7,185
Real Estate Investment Trusts (4.2%)
BRE Properties, Inc.
5.75%, 09/01/2009	6,000	5,990
Federal Realty Investment Trust
8.75%, 12/01/2009	2,680	2,673
Healthcare Realty Trust, Inc.
8.13%, 05/01/2011	3,000	2,883
Kimco Realty Corp.
4.62%, 05/06/2010	5,000	4,822
PPF Funding, Inc.
5.35%, 04/15/2012 -144A	4,000	2,929
Simon Property Group, LP
4.88%, 03/18/2010	6,265	6,143
Wea Finance LLC / WCI Finance LLC
5.40%, 10/01/2012 -144A	5,000	4,600
Real Estate Management & Development (0.7%)
Post Apartment Homes, LP
7.70%, 12/20/2010	5,000	4,859
Road & Rail (2.8%)
CSX Corp.
6.75%, 03/15/2011	6,580	6,767
Erac USA Finance Co.
7.95%, 12/15/2009 -144A	6,875	6,684
Union Pacific Corp.
3.63%, 06/01/2010	5,030	5,004
6.13%, 01/15/2012	2,000	2,046
Specialty Retail (1.1%)
Home Depot, Inc.
1.45%, 12/16/2009 *	3,000	2,970
Staples, Inc.
7.75%, 04/01/2011	1,500	1,571
9.75%, 01/15/2014	2,950	3,237
Wireless Telecommunication Services (1.3%)
Centennial Communications Corp.
6.96%, 01/01/2013 *	3,750	3,759
Vodafone Group PLC
7.75%, 02/15/2010	5,000	5,186
Total Corporate Debt Securities (cost $552,233)		552,736

REPURCHASE AGREEMENT (2.1%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $15,512 on 05/01/2009 •	15,512	15,512
Total Repurchase Agreement (cost $15,512)

Total Investment Securities (cost $714,045) #		717,161
Other Assets and Liabilities, net		(1,024)

Net Assets		$716,137

NOTES TO SCHEDULE OF INVESTMENTS:

Ž	The security has a perpetual maturity. The date shown is the next call date.
Ә	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 04/30/2009.
*	Floating or variable rate note. Rate is listed as of 04/30/2009.
Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 3.63% to 3.80%, a maturity date of 05/01/2035, and with market values plus accrued interests of $15,822.

#

Aggregate cost for federal income tax purposes is $714,045. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $13,551 and $10,435, respectively. Net unrealized appreciation for tax purposes is $3,116.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2009, these securities aggregated $113,888, or 16.03%, of the Fund’s net assets.

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
ULC	Underwriters’ Laboratories of Canada

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$—	$717,161	$—	$717,161

The notes to the financial statements are an integral part of this report.

26

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.7%)
Aerospace & Defense (1.0%)
Alliant Techsystems, Inc. ‡	32,630	$2,599
Auto Components (1.3%)
Tenneco, Inc. ‡	1,179,671	3,610
Chemicals (5.0%)
Intrepid Potash, Inc. ‡	294,090	7,261
Terra Industries, Inc.	233,031	6,175
Commercial Banks (3.9%)
Bank of Hawaii Corp.	132,255	4,647
City National Corp.	160,900	5,889
Commercial Services & Supplies (2.0%)
Energysolutions, Inc.	288,000	2,794
Republic Services, Inc. -Class A	126,000	2,646
Communications Equipment (6.4%)
Arris Group, Inc. ‡	673,180	7,183
Brocade Communications Systems, Inc. ‡	727,855	4,207
Harmonic Lightwaves, Inc. ‡	836,792	6,134
Electric Utilities (4.2%)
ITC Holdings Corp.	88,075	3,834
NV Energy, Inc.	400,700	4,107
Portland General Electric Co.	192,410	3,515
Electrical Equipment (2.5%)
General Cable Corp. ‡	248,560	6,746
Energy Equipment & Services (1.7%)
Superior Energy Services, Inc. ‡	246,585	4,737
Health Care Equipment & Supplies (4.1%)
Hologic, Inc. ‡	432,000	6,419
West Pharmaceutical Services, Inc.	147,400	4,813
Health Care Providers & Services (1.8%)
Mednax, Inc. ‡	137,000	4,918
Health Care Technology (2.1%)
Allscripts-Misys Healthcare Solutions, Inc.	452,765	5,623
Hotels, Restaurants & Leisure (5.0%)
Cheesecake Factory ‡	283,415	4,923
Penn National Gaming, Inc. ‡	153,715	5,229
Starwood Hotels & Resorts Worldwide, Inc.	157,500	3,285
Insurance (5.6%)
HCC Insurance Holdings, Inc.	306,210	7,325
PartnerRe, Ltd.	117,020	7,980
Internet Software & Services (2.1%)
Valueclick, Inc. ‡	540,848	5,733
IT Services (1.9%)
NeuStar, Inc. -Class A ‡	265,766	5,052
Leisure Equipment & Products (1.6%)
Pool Corp.	236,100	4,217
Life Sciences Tools & Services (2.0%)
Charles River Laboratories International, Inc.‡	200,865	5,554
Machinery (3.4%)
Clarcor, Inc.	167,700	5,212
Watts Water Technologies, Inc. -Class A	179,325	3,992
Media (1.4%)
Lamar Advertising Co. -Class A ‡	226,800	3,833
Oil, Gas & Consumable Fuels (4.8%)
Comstock Resources, Inc. ‡	125,265	4,317
PetroHawk Energy Corp. ‡	367,595	8,675
Pharmaceuticals (1.9%)
Sepracor, Inc. ‡	356,195	5,062
Professional Services (6.2%)
FTI Consulting, Inc. ‡	180,000	9,878
Manpower, Inc.	157,500	6,787
Real Estate Investment Trusts (12.5%)
Annaly Capital Management, Inc.	616,742	8,678
Host Hotels & Resorts, Inc.	1,071,000	8,236
Kilroy Realty Corp.	179,155	3,859
Omega Healthcare Investors, Inc.	464,500	7,302
Potlatch Corp.	194,340	5,716
Real Estate Management & Development (2.2%)
St. Joe Co. ‡	236,675	5,887
Road & Rail (1.4%)
Kansas City Southern ‡	251,900	3,841
Software (1.5%)
Macrovision Solutions Corp. ‡	201,000	4,064
Specialty Retail (1.4%)
Childrens Place Retail Stores, Inc. ‡	133,720	3,803
Textiles, Apparel & Luxury Goods (0.7%)
Skechers U.S.A., Inc. -Class A ‡	173,140	2,026
Thrifts & Mortgage Finance (1.7%)
People’s United Financial, Inc.	290,465	4,537
Trading Companies & Distributors (4.0%)
Beacon Roofing Supply, Inc. ‡	224,392	3,568
WESCO International, Inc. ‡	282,800	7,353
Total Common Stocks (cost $230,347)		263,781

	Principal
REPURCHASE AGREEMENT (3.5%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $9,457 on 05/01/2009 •	$9,457	9,457
Total Repurchase Agreement (cost $9,457)

Total Investment Securities (cost $239,804) #		273,238
Other Assets and Liabilities, net		(3,313)

Net Assets		$269,925

The notes to the financial statements are an integral part of this report.

27

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 06/24/2009, and with a market value plus accrued interest of $9,650.
#

Aggregate cost for federal income tax purposes is $239,804. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $49,371 and $15,937, respectively. Net unrealized appreciation for tax purposes is $33,434.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$263,781	$9,457	$—	$273,238

The notes to the financial statements are an integral part of this report.

28

Transamerica Templeton Global

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.3%)
Australia (1.0%)
Alumina, Ltd. §	96,049	$104
Brambles, Ltd.	55,748	240
National Australia Bank, Ltd.	34,025	510
Austria (0.6%)
Telekom Austria AG	41,880	555
Bermuda (0.7%)
Tyco Electronics, Ltd.	36,945	644
Brazil (1.2%)
Cia Vale do Rio Doce -Class B ADR	15,230	251
Empresa Brasileira de Aeronautica SA ADR ‡	25,360	411
Petroleo Brasileiro SA -Class A ADR	13,480	364
China (0.4%)
China Telecom Corp., Ltd.	670,000	333
Denmark (0.5%)
Vestas Wind Systems ‡	6,730	444
France (6.7%)
Accor SA	7,040	300
AXA SA ‡	36,800	621
France Telecom SA	47,180	1,053
GDF Suez	14,448	522
Michelin -Class B	10,407	537
Sanofi-Aventis SA	16,139	935
Suez Environnement SA ‡	3,787	58
Total SA	21,742	1,103
Vivendi	26,410	715
Germany (6.0%)
Bayerische Motoren Werke AG	21,040	731
Celesio AG	19,660	437
Deutsche Post AG	42,130	488
E.ON AG ADR ‡	24,540	825
Merck KGAA	6,870	618
Muenchener Rueckversicherungs AG	4,810	666
SAP AG	17,410	669
Siemens AG	11,760	793
Hong Kong (1.0%)
Cheung Kong Holdings, Ltd.	47,000	490
Hutchison Whampoa, Ltd.	59,000	350
Ireland (0.6%)
CRH PLC	21,612	564
Israel (1.3%)
Check Point Software Technologies ‡	24,050	558
Teva Pharmaceutical Industries, Ltd. ADR	12,495	548
Italy (1.6%)
Autogrill SpA	32,781	251
ENI SpA ADR	17,185	733
UniCredit SpA	173,709	430
Japan (5.0%)
Fujifilm Holdings Corp.	16,700	423
Konica Minolta Holdings, Inc.	54,500	443
Mabuchi Motor Co., Ltd.	12,400	561
Mitsubishi UFJ Financial Group, Inc. ADR	32,270	175
Nintendo Co., Ltd.	2,200	587
Olympus Corp.	27,800	451
Promise Co., Ltd.	26,150	344
Sony Corp. ADR	10,560	273
Takeda Pharmaceutical Co., Ltd.	8,300	295
Toyota Motor Corp.	13,100	511
USS Co., Ltd.	7,410	334
Korea, Republic of (1.3%)
KB Financial Group, Inc. ADR ‡	8,150	260
Samsung Electronics Co., Ltd. -144A GDR	4,030	915
Netherlands (2.1%)
Akzo Nobel NV	5,540	234
ING Groep NV	32,710	306
ING Groep NV ADR	9,330	85
Koninklijke Philips Electronics NV	33,360	607
Randstad Holding NV	12,460	288
Reed Elsevier NV	26,984	298
Norway (1.0%)
Aker Kvaerner ASA	17,210	106
Statoilhydro ASA	11,180	213
Telenor ASA	88,850	557
Singapore (2.1%)
DBS Group Holdings, Ltd. ADR	4,010	102
DBS Group Holdings, Ltd.	128,400	823
Flextronics International, Ltd. ‡	61,830	240
Singapore Telecommunications, Ltd.	378,000	654
South Africa (0.6%)
Sasol, Ltd. ADR	16,850	507
Spain (1.5%)
Banco Santander SA	25,719	247
Telefonica SA	57,454	1,096
Sweden (0.6%)
Loomis AB	5,150	44
Nordea Bank AB	67,010	492
Switzerland (4.9%)
ACE, Ltd.	18,590	861
Adecco SA	12,770	506
Lonza Group AG	7,370	679
Nestle SA ADR	24,375	791
Novartis AG ADR	16,740	635
Roche Holding AG	2,640	334
Swiss Reinsurance	11,470	276
UBS AG	17,015	238
Taiwan (1.3%)
Chunghwa Telecom Co., Ltd. ADR	11,348	214
Lite-On Technology Corp. GDR	30,712	246
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	62,781	664
Turkey (0.7%)
Turkcell Iletisim Hizmet AS ADR	47,270	600
United Kingdom (10.7%)
Aviva PLC	92,990	434
BAE Systems PLC	112,160	595
BP PLC ADR	18,170	772
British Sky Broadcasting Group PLC	79,790	574
Cadbury PLC	38,348	288
Compass Group PLC	92,320	442
GlaxoSmithKline PLC	44,309	688
Group 4 Securicor PLC	161,830	452
HSBC Holdings PLC ADR	310	11
HSBC Holdings PLC	38,729	275
Kingfisher PLC	123,010	339
Kingfisher PLC ADR	52,500	279
Pearson PLC	31,090	325
Rolls-Royce Group PLC -Class C Ә ‡	10,352,713	15
Rolls-Royce Group PLC § ‡	120,661	604
Royal Dutch Shell PLC -Class B	29,130	671
Tesco PLC	103,780	518

The notes to the financial statements are an integral part of this report.

29

	Shares	Value
United Kingdom (continued)
Unilever PLC	34,487	$676
Vodafone Group PLC	618,342	1,141
Wolseley PLC ‡	14,163	257
United States (44.9%)
Allergan, Inc.	6,730	314
Amazon.com, Inc. ‡	34,000	2,738
Apple, Inc. ‡	20,100	2,529
AT&T, Inc.	37,000	948
Automatic Data Processing, Inc.	23,330	821
Becton Dickinson & Co.	14,000	846
BorgWarner, Inc.	37,300	1,080
Caterpillar, Inc.	17,695	630
Charles Schwab Corp.	70,285	1,298
Cisco Systems, Inc. ‡	50,000	966
Ecolab, Inc.	31,500	1,214
Emerson Electric Co.	23,500	800
Expeditors International of Washington, Inc.	26,000	902
General Electric Co.	92,000	1,164
Gilead Sciences, Inc. ‡	51,500	2,359
Google, Inc. -Class A ‡	5,000	1,980
Hewlett-Packard Co.	11,000	396
International Business Machines Corp.	9,500	980
Jacobs Engineering Group, Inc. ‡	20,000	761
Johnson Controls, Inc.	75,000	1,426
Monsanto Co.	4,300	365
PACCAR, Inc.	36,000	1,275
Praxair, Inc.	31,000	2,314
Qualcomm, Inc.	51,500	2,179
Raytheon Co.	31,000	1,402
Sigma-Aldrich Corp.	36,000	1,579
T. Rowe Price Group, Inc.	30,000	1,156
Union Pacific Corp.	23,000	1,130
Varian Medical Systems, Inc. ‡	22,015	735
Wal-Mart Stores, Inc.	15,985	806
Walt Disney Co.	38,000	832
Wells Fargo & Co.	58,800	1,176
Total Common Stocks (cost $111,883)		85,823

	Principal
REPURCHASE AGREEMENTS (1.2%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $1,069 on 05/01/2009 •	$1,069	1,069
Total Repurchase Agreements (cost $1,069)

Total Investment Securities (cost $112,952) #		86,892
Other Assets and Liabilities, net		372

Net Assets		$87,264

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Chemicals	6.6%	$5,706
Diversified Telecommunication Services	6.2	5,410
Commercial Banks	5.1	4,501
Pharmaceuticals	5.1	4,367
Oil, Gas & Consumable Fuels	5.0	4,363
Computers & Peripherals	4.8	4,151
Communications Equipment	3.6	3,145
Auto Components	3.5	3,043
Aerospace & Defense	3.5	3,027
Industrial Conglomerates	3.4	2,914
Insurance	3.3	2,858
Media	3.2	2,744
Internet & Catalog Retail	3.1	2,738
Capital Markets	3.1	2,692
Biotechnology	2.7	2,359
Health Care Equipment & Supplies	2.3	2,032
Internet Software & Services	2.3	1,980
Machinery	2.2	1,905
Electronic Equipment & Instruments	2.2	1,868
Software	2.2	1,814
Food Products	2.0	1,755
Wireless Telecommunication Services	2.0	1,741
Semiconductors & Semiconductor Equipment	1.9	1,579
Air Freight & Logistics	1.6	1,390
Food & Staples Retailing	1.5	1,324
Electrical Equipment	1.4	1,244
Automobiles	1.4	1,242
Road & Rail	1.3	1,130
Hotels, Restaurants & Leisure	1.1	993

The notes to the financial statements are an integral part of this report.

30

(all amounts in thousands)

(unaudited)

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY (continued):
Specialty Retail	1.1%	$952
Electric Utilities	0.9	825
IT Services	0.9	821
Professional Services	0.9	794
Construction & Engineering	0.9	761
Commercial Services & Supplies	0.9	736
Life Sciences Tools & Services	0.8	679
Multi-Utilities	0.7	580
Construction Materials	0.6	564
Real Estate Management & Development	0.6	490
Office Electronics	0.5	443
Health Care Providers & Services	0.5	437
Diversified Financial Services	0.4	391
Metals & Mining	0.4	355
Consumer Finance	0.4	344
Household Durables	0.3	273
Trading Companies & Distributors	0.3	257
Energy Equipment & Services	0.1	106
Investment Securities, at Value	98.8	85,823
Short-Term Investments	1.2	1,069
Total Investments	100.0%	$86,892

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
§	Illiquid. These securities aggregated to $708, or 0.81%, of the Fund’s net assets.
Ә	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation, with an interest rate of 0.95%, maturity date of 06/15/2034, and with a market value plus accrued interest of $1,091.
#

Aggregate cost for federal income tax purposes is $112,952. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,519 and $29,579, respectively. Net unrealized depreciation for tax purposes is $26,060.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2009, these securities aggregated $915, or 1.05%, of the Fund’s net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$85,808	$1,084	$—	$86,892

The notes to the financial statements are an integral part of this report.

31

Transamerica Value Balanced

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (1.4%)
U.S. Treasury Bond
4.50%, 05/15/2038	$6	$6
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	122	109
2.50%, 01/15/2029	124	126
U.S. Treasury Inflation Indexed Note
1.38%, 07/15/2018	49	48
U.S. Treasury Note
2.75%, 02/15/2019	76	74
Total U.S. Government Obligations (cost $349)		363

U.S. GOVERNMENT AGENCY OBLIGATIONS (17.4%)
Fannie Mae
4.72%, 10/01/2035 *	318	327
5.00%, 05/01/2018- 03/01/2039	1,395	1,438
5.50%, 07/01/2019- 01/01/2038	501	521
6.00%, 08/01/2036- 12/01/2037	658	688
Freddie Mac
5.00%, 04/01/2018- 11/15/2032	942	975
5.50%, 09/01/2018- 11/01/2018	131	136
5.53%, 09/01/2037 *	334	349
Total U.S. Government Agency Obligations (cost $4,300)		4,434

MORTGAGE-BACKED SECURITIES (1.5%)
American Tower Trust
Series 2007-1A, Class C
5.62%, 04/15/2037-144A	155	131
Crown Castle Towers LLC
Series 2006-1A, Class AFX
5.24%, 11/15/2036-144A	115	106
Small Business Administration Trust
Series 2006-1A, Class A
5.31%, 11/15/2036-144A	150	140
Total Mortgage-Backed Securities (cost $411)		377

MUNICIPAL GOVERNMENT OBLIGATIONS (0.6%)
Metropolitan Transportation Authority
7.34%, 11/15/2039	71	76
State of California
7.55%, 04/01/2039	75	78
Total Municipal Government Obligations (cost $149)		154

CORPORATE DEBT SECURITIES (19.4%)
Airlines (0.6%)
Continental Airlines, Inc.
7.49%, 10/02/2010	75	71
Delta Air Lines, Inc.
7.57%, 11/18/2010	85	79
Auto Components (0.5%)
Johnson Controls, Inc.
5.25%, 01/15/2011	124	122
Beverages (0.3%)
Anheuser-Busch InBev Worldwide, Inc.
8.20%, 01/15/2039 -144A	80	80
Capital Markets (0.4%)
Goldman Sachs Group, Inc.
6.00%, 05/01/2014	105	105
Chemicals (0.8%)
Lubrizol Corp.
8.88%, 02/01/2019	100	109
Potash Corp. of Saskatchewan, Inc.
6.50%, 05/15/2019	88	91
Commercial Banks (1.5%)
Barclays Bank PLC
7.70%, 04/25/2018 -144A ■ Ž	120	76
BB&T Corp.
6.85%, 04/30/2019	100	97
PNC Bank NA
6.88%, 04/01/2018	110	105
Wells Fargo Bank NA
4.75%, 02/09/2015	130	112
Construction Materials (1.2%)
CRH America, Inc.
5.30%, 10/15/2013	100	84
Lafarge SA
6.15%, 07/15/2011	125	122
Martin Marietta Materials, Inc.
1.19%, 04/30/2010 *	112	107
Consumer Finance (0.3%)
Discover Financial Services
1.86%, 06/11/2010 *	95	84
Diversified Financial Services (2.7%)
American Honda Finance Corp.
1.40%, 01/29/2010 -144A *	130	130
Bank of America Corp.
5.75%, 12/01/2017	130	106
Bear Stearns Cos., Inc.
7.25%, 02/01/2018	103	105
General Electric Capital Corp.
6.88%, 01/10/2039	80	63
Glencore Funding LLC
6.00%, 04/15/2014 -144A	80	49
Merrill Lynch & Co., Inc.
5.45%, 02/05/2013	150	130
Pemex Finance, Ltd.
9.03%, 02/15/2011	100	104
Electric Utilities (0.3%)
EDF SA
6.95%, 01/26/2039 -144A	80	84
Energy Equipment & Services (1.0%)
DCP Midstream LLC
9.75%, 03/15/2019 -144A	60	60
Halliburton Co.
6.15%, 09/15/2019	120	127
Weatherford International, Ltd.
7.00%, 03/15/2038	80	59
Food & Staples Retailing (0.4%)
Stater Brothers Holdings, Inc.
8.13%, 06/15/2012	100	99
Food Products (0.3%)
Michael Foods, Inc.
8.00%, 11/15/2013	90	85
Hotels, Restaurants & Leisure (0.3%)
Royal Caribbean Cruises, Ltd.
8.75%, 02/02/2011	70	65
Insurance (0.5%)
MetLife, Inc.
5.38%, 12/15/2012	96	91
Oil Insurance, Ltd.
7.56%, 06/30/2011 -144A ■ Ž	80	26
Machinery (0.3%)
PACCAR, Inc.
6.88%, 02/15/2014	85	89
Media (0.5%)
Time Warner Cable, Inc.
6.75%, 07/01/2018	125	127

The notes to the financial statements are an integral part of this report.

32

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Metals & Mining (1.9%)
Anglo American Capital PLC
9.38%, 04/08/2019 -144A	$106	$108
ArcelorMittal
5.38%, 06/01/2013	130	117
BHP Billiton Finance USA, Ltd.
6.50%, 04/01/2019	96	104
Falconbridge, Ltd.
7.35%, 06/05/2012	55	49
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	100	103
Multi-Utilities (0.5%)
Sempra Energy
9.80%, 02/15/2019	105	120
Oil, Gas & Consumable Fuels (2.3%)
EnCana Corp.
6.50%, 05/15/2019	71	73
Energy Transfer Partners, LP
9.70%, 03/15/2019	75	83
Enterprise Products Operating, LP
7.50%, 02/01/2011	120	123
Hess Corp.
8.13%, 02/15/2019	110	121
Husky Energy, Inc.
6.25%, 06/15/2012	105	104
PetroHawk Energy Corp.
9.13%, 07/15/2013	100	98
Paper & Forest Products (1.1%)
Celulosa Arauco y Constitucion SA
8.63%, 08/15/2010	171	178
Weyerhaeuser Co.
6.75%, 03/15/2012	100	100
Real Estate Investment Trusts (0.6%)
WEA Finance LLC / WCI Finance LLC
5.40%, 10/01/2012 -144A	168	155
Real Estate Management & Development (0.3%)
Post Apartment Homes, LP
6.30%, 06/01/2013	91	72
Road & Rail (0.2%)
Hertz Corp.
8.88%, 01/01/2014	75	58
Specialty Retail (0.6%)
Staples, Inc.
9.75%, 01/15/2014	115	126
Total Corporate Debt Securities (cost $5,121)		4,935

	Shares
COMMON STOCKS (59.3%)
Aerospace & Defense (2.4%)
Boeing Co.	6,006	241
Raytheon Co.	8,215	372
Air Freight & Logistics (0.7%)
United Parcel Service, Inc. -Class B	3,200	167
Auto Components (2.1%)
BorgWarner, Inc.	18,153	526
Capital Markets (1.5%)
BlackRock, Inc. -Class A	1,530	224
Eaton Vance Corp.	6,000	164
Chemicals (2.1%)
Praxair, Inc.	7,200	537
Computers & Peripherals (2.6%)
Hewlett-Packard Co.	9,800	352
International Business Machines Corp.	3,150	325
Construction & Engineering (0.8%)
Jacobs Engineering Group, Inc. ‡	5,418	206
Diversified Financial Services (3.5%)
CME Group, Inc. -Class A	1,660	367
JPMorgan Chase & Co.	15,500	512
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	14,087	361
Electronic Equipment & Instruments (0.9%)
Tyco Electronics, Ltd.	13,700	239
Food Products (1.2%)
Kraft Foods, Inc. -Class A	13,600	318
Health Care Equipment & Supplies (2.0%)
Becton Dickinson & Co.	8,423	509
Household Products (2.6%)
Colgate-Palmolive Co.	7,000	413
Kimberly-Clark Corp.	5,000	246
IT Services (0.6%)
Automatic Data Processing, Inc.	4,000	141
Life Sciences Tools & Services (1.7%)
Thermo Fisher Scientific, Inc. ‡	12,000	421
Machinery (0.7%)
Caterpillar, Inc.	5,100	181
Media (1.9%)
Walt Disney Co.	22,500	493
Metals & Mining (1.2%)
Cia Vale do Rio Doce -Class B ADR	18,500	305
Multi-Utilities (0.7%)
Dominion Resources, Inc.	6,000	181
Oil, Gas & Consumable Fuels (8.3%)
Anadarko Petroleum Corp.	11,000	474
BP PLC ADR	9,485	403
Exxon Mobil Corp.	10,700	713
XTO Energy, Inc.	15,000	520
Paper & Forest Products (1.0%)
Weyerhaeuser Co.	7,280	257
Pharmaceuticals (4.2%)
Bristol-Myers Squibb Co.	29,000	557
Merck & Co., Inc.	5,300	128
Teva Pharmaceutical Industries, Ltd. ADR	9,200	404
Real Estate Investment Trusts (2.4%)
Plum Creek Timber Co., Inc.	17,600	608
Road & Rail (2.2%)
Union Pacific Corp.	11,400	560
Software (2.2%)
Oracle Corp.	17,500	338
Symantec Corp. ‡	12,605	217
Specialty Retail (3.1%)
Gap, Inc.	24,790	385
Home Depot, Inc.	15,500	407
Textiles, Apparel & Luxury Goods (0.6%)
Nike, Inc. -Class B	3,100	163
Tobacco (4.6%)
Lorillard, Inc.	8,000	505
Philip Morris International, Inc.	18,750	680
Total Common Stocks (cost $15,097)		15,120

The notes to the financial statements are an integral part of this report.

33

(all amounts in thousands)

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT (1.2%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $294 on 05/01/2009 •	$294	$294
Total Repurchase Agreement (cost $294)

Total Investment Securities (cost $25,721) #		25,677
Other Assets and Liabilities, net		(205)

Net Assets		$25,472

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Ž	The security has a perpetual maturity. The date shown is the next call date.
■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 04/30/2009.
*	Floating or variable rate note. Rate is listed as of 04/30/2009.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 3.74%, a maturity date of 04/01/2035, and with a market value plus accrued interest of $300.
#

Aggregate cost for federal income tax purposes is $25,721. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,822 and $1,866, respectively. Net unrealized depreciation for tax purposes is $44.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2009, these securities aggregated $1,145, or 4.49%, of the Fund’s net assets.

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$15,120	$10,557	$—	$25,677

The notes to the financial statements are an integral part of this report.

34

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2009

(all amounts except per share amounts in thousands)

(unaudited)

	Transamerica Balanced	Transamerica Convertible Securities	Transamerica Equity	Transamerica Flexible Income	Transamerica Growth Opportunities
Assets:
Investment securities, at value	$89,850	$55,423	$875,696	$121,498	$150,235
Repurchase agreement, at value	929	2,471	14,045	3,739	9,526
Receivables:
Investment securities sold	212	10,568	2,236	3,054	887
Shares of beneficial interest sold	17	160	376	99	26
Interest	385	247	—	1,918	—
Dividends	72	112	837	11	25
Dividend reclaims	60	—	369	—	—
Other	41	8	422	16	18
	$91,566	$68,989	$893,981	$130,335	$160,717
Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	950	5,490	5,261	3,591	2,377
Shares of beneficial interest redeemed	261	11	672	104	30
Management and advisory fees	58	40	462	73	75
Distribution and service fees	46	10	139	16	32
Trustees fees	42	9	427	17	19
Transfer agent fees	29	3	141	5	47
Administration fees	1	1	14	2	2
Other	37	25	111	43	26
Unrealized depreciation on forward foreign currency contracts	—	—	—	64	—
	1,424	5,589	7,227	3,915	2,608
Net assets	$90,142	$63,400	$886,754	$126,420	$158,109

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$106,968	$106,092	$1,618,988	$205,727	$321,268
Undistributed net investment income (loss)	131	261	2,980	533	69
Accumulated net realized gain (loss) from investments	(9,899)	(41,075)	(641,518)	(72,260)	(148,119)
Net unrealized appreciation (depreciation) on:
Investment securities	(7,064)	(1,878)	(93,731)	(7,516)	(15,109)
Translation of assets and liabilities denominated in foreign currencies	6	—	35	(64)	—
Net assets	$90,142	$63,400	$886,754	$126,420	$158,109
Net assets by class:
Class A	$51,144	$10,890	$270,559	$15,386	$42,495
Class B	22,921	2,297	44,507	8,431	16,006
Class C	16,077	6,255	37,088	6,752	9,820
Class I		43,958	454,741	95,851	89,788
Class T			79,859
Shares outstanding:
Class A	3,255	1,513	41,383	2,124	6,448
Class B	1,466	322	7,298	1,163	2,611
Class C	1,033	880	6,054	935	1,595
Class I		6,102	68,414	13,184	13,236
Class T			4,364
Net asset value per share:
Class A	$15.71	$7.20	$6.54	$7.24	$6.59
Class B	15.63	7.14	6.10	7.25	6.13
Class C	15.57	7.11	6.13	7.22	6.16
Class I		7.20	6.65	7.27	6.78
Class T			18.30
Maximum offering price per share (a)
Class A	$16.62	$7.56	$6.92	$7.60	$6.97

Investment securities, at cost	$96,896	$57,297	$969,233	$129,006	$165,336
Repurchase agreement, at cost	$929	$2,471	$14,045	$3,739	$9,526

The notes to the financial statements are an integral part of this report.

35

	Transamerica High Yield Bond	Transamerica Legg Mason Partners All Cap	Transamerica Money Market	Transamerica Science & Technology	Transamerica Short-Term Bond
Assets:
Investment securities, at value	$369,924	$59,370	$310,243	$51,857	$701,649
Repurchase agreement, at value	14,626	3,667	63	693	15,512
Receivables:
Investment securities sold	7,464	82	—	—	6,321
Shares of beneficial interest sold	855	23	653	16	9,992
Interest	12,033	—	54	—	8,539
Dividends	38	44	—	47	—
Dividend reclaims	—	26	—	—	—
Other	26	28	12	4	—
	$404,966	$63,240	$311,025	$52,617	$742,013
Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	5,521	570	—	—	25,138
Shares of beneficial interest redeemed	19	47	1,767	4	187
Management and advisory fees	180	21	59	27	339
Distribution and service fees	24	36	44	3	43
Trustees fees	28	28	14	4	3
Transfer agent fees	5	26	—	4	—
Administration fees	6	1	5	1	11
Dividends from short sales	—	—	26	—	70
Other	66	20	32	47	85
	5,849	749	1,947	90	25,876
Net assets	$399,117	$62,491	$309,078	$52,527	$716,137

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$554,727	$82,354	$308,995	$67,381	$731,358
Undistributed (accumulated) net investment income (loss)	2,107	179	83	(109)	—
Accumulated net realized gain (loss) from investments	(32,715)	(7,806)	—	(13,028)	(18,339)
Net unrealized appreciation (depreciation) on:
Investment securities	(125,002)	(12,236)	—	(1,717)	3,118
Net assets	$399,117	$62,491	$309,078	$52,527	$716,137
Net assets by class:
Class A	$33,996	$26,920	$155,852	$3,839	$41,188
Class B	9,921	23,175	45,161	1,640
Class C	10,753	12,396	69,453	1,259	52,943
Class I	344,447		38,612	45,789	622,006
Shares outstanding:
Class A	4,925	2,964	155,852	1,327	4,224
Class B	1,438	2,733	45,161	603
Class C	1,562	1,463	69,453	463	5,438
Class I	49,593		38,612	15,496	64,893
Net asset value per share:
Class A	$6.90	$9.08	$1.00	$2.89	$9.75
Class B	6.90	8.48	1.00	2.72
Class C	6.88	8.47	1.00	2.72	9.73
Class I	6.95		1.00	2.95	9.59
Maximum offering price per share (a)
Class A	$7.24	$9.61	$1.00	$3.06	$10.00

Investment securities, at cost	$494,914	$71,593	$310,243	$53,572	$698,533
Repurchase agreement, at cost	$14,626	$3,667	$63	$693	$15,512

The notes to the financial statements are an integral part of this report.

36

	Transamerica Small/Mid Cap Value	Transamerica Templeton Global	Transamerica Value Balanced
Assets:
Investment securities, at value	$263,781	$85,823	$25,383
Repurchase agreement, at value	9,457	1,069	294
Foreign currency, at value	—	303	—
Receivables:
Investment securities sold	4,298	106	360
Shares of beneficial interest sold	1,284	12	3
Interest	—	—	103
Dividends	206	260	33
Dividend reclaims	—	186	—
Other	15	119	16
	$279,041	$87,878	$26,192
Liabilities:
Due to custodian	—	—	1
Accounts payable and accrued liabilities:
Investment securities purchased	6,701	233	608
Shares of beneficial interest redeemed	1,957	118	44
Management and advisory fees	164	8	7
Distribution and service fees	127	35	12
Trustees fees	18	120	16
Transfer agent fees	116	57	10
Administration fees	4	1	—
Other	29	42	22
	9,116	614	720
Net assets	$269,925	$87,264	$25,472
Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$470,247	$424,150	$31,994
Undistributed net investment income (loss)	570	239	412
Accumulated net realized gain (loss) from investments	(234,319)	(311,003)	(6,883)
Net unrealized appreciation (depreciation) on:
Investment securities	33,427	(26,114)	(51)
Translation of assets and liabilities denominated in foreign currencies	—	(8)	—
Net assets	$269,925	$87,264	$25,472
Net assets by class:
Class A	$142,546	$66,649	$16,077
Class B	29,937	8,209	4,592
Class C	87,795	12,406	4,803
Class I	9,647
Shares outstanding:
Class A	11,198	3,541	1,905
Class B	2,436	463	546
Class C	7,229	704	571
Class I	755
Net asset value per share:
Class A	$12.73	$18.82	$8.44
Class B	12.29	17.75	8.41
Class C	12.14	17.62	8.41
Class I	12.78
Maximum offering price per share (a)
Class A	$13.47	$19.92	$8.93

Investment securities, at cost	$230,347	$111,883	$25,427
Repurchase agreement, at cost	$9,457	$1,069	$294
Foreign currency, at cost	$—	$313	$—

(a) Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

The notes to the financial statements are an integral part of this report.

37

STATEMENTS OF OPERATIONS

For the period ended April 30, 2009

(all amounts in thousands)

(unaudited)

	Transamerica Balanced	Transamerica Convertible Securities	Transamerica Equity	Transamerica Flexible Income	Transamerica Growth Opportunities
Investment income:
Dividend income	$502	$624	$8,172	$150	$828
Withholding taxes on foreign dividends	—	—	—	—	(2)
Interest income	1,115	1,439	—	4,904	—
Securities lending income (net)	68	42	290	31	231
	1,685	2,105	8,462	5,085	1,057

Expenses:
Management and advisory	352	362	3,040	486	554
Distribution and service:
Class A	83	19	442	24	65
Class B	126	12	227	40	79
Class C	78	31	185	29	45
Transfer agent:
Class A	94	13	635	20	188
Class B	66	4	191	14	85
Class C	24	5	102	7	37
Class I		— (a)	— (a)	— (a)	— (a)
Class T			83
Printing and shareholder reports	7	8	71	11	12
Custody	13	10	74	24	17
Administration	9	10	83	13	14
Legal	1	1	13	2	2
Audit and tax	10	10	12	10	10
Trustees	1	1	9	2	1
Registration	31	18	30	20	18
Other	2	2	11	2	2
Total expenses	897	506	5,208	704	1,129
Class expense reimbursed:
Class A	—	—	(172)	—	(97)
Class B	(6)	—	(107)	—	(47)
Class C	—	—	(33)	—	(14)
Total reimbursement of expenses	(6)	—	(312)	—	(158)
Net expenses	891	506	4,896	704	971

Net investment income	794	1,599	3,566	4,381	86

Net realized gain (loss) on transactions from:
Investment securities	(9,799)	(23,702)	(177,917)	(25,032)	(16,098)
Foreign currency transactions	—	—	—	457	—
	(9,799)	(23,702)	(177,917)	(24,575)	(16,098)

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	10,935	21,341	122,375	24,070	16,538
Translation of assets and liabilities denominated in foreign currencies	1	—	6	(111)	—
Change in unrealized appreciation (depreciation)	10,936	21,341	122,381	23,959	16,538
Net realized and unrealized gain (loss):	1,137	(2,361)	(55,536)	(616)	440
Net increase (decrease) In net assets resulting from operations	$1,931	$(762)	$(51,970)	$3,765	$526

The notes to the financial statements are an integral part of this report.

38

	Transamerica High Yield Bond	Transamerica Legg Mason Partners All Cap	Transamerica Money Market	Transamerica Science & Technology	Transamerica Short-Term Bond
Investment income:
Dividend income	$60	$862	$—	$131	$—
Withholding taxes on foreign dividends	(2)	(30)	—	—	(2)
Interest income	25,438	—	1,548	—	14,095
Securities lending income (net)	183	25	229	32	38
	25,679	857	1,777	163	14,131

Expenses:
Management and advisory	1,252	250	601	181	1,626
Distribution and service:
Class A	48	43	266	6	19
Class B	43	127	217	8	—
Class C	31	62	335	6	94
Transfer agent:
Class A	26	69	139	13	2
Class B	13	84	38	10
Class C	5	28	28	4	3
Class I	— (a)		— (a)	— (a)	— (a)
Printing and shareholder reports	35	6	22	5	38
Custody	32	17	23	6	33
Administration	42	6	30	5	52
Legal	6	1	4	1	7
Audit and tax	10	10	11	10	10
Trustees	4	1	2	—	5
Registration	22	19	41	37	30
Money market guarantee insurance	—	—	48	—	—
Other	6	2	6	1	6
Total expenses	1,575	725	1,811	293	1,925
Fund expense reimbursed	—	—	(19)	—	—
Class expense reimbursed:
Class A	—	(44)	(192)	(12)	—
Class B	—	(58)	(141)	(8)
Class C	—	(15)	(183)	(3)	—
Class I	—	—	— (a)	—	—
Total reimbursement of expenses	—	(117)	(535)	(23)	—
Net expenses	1,575	608	1,276	270	1,925

Net investment income (loss)	24,104	249	501	(107)	12,206

Net realized gain (loss) on transactions from:
Investment securities	(21,873)	(5,317)	—	(12,465)	(2,971)
Futures contracts	—	—	—	—	(1,328)
Foreign currency transactions	—	(1)	—	—	—
	(21,873)	(5,318)	—	(12,465)	(4,299)

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	52,549	(1,683)	—	13,314	23,825
Futures contracts	—	—	—	—	160
Change in unrealized appreciation (depreciation)	52,549	(1,683)	—	13,314	23,985
Net realized and unrealized gain (loss):	30,676	(7,001)	—	849	19,686
Net increase (decrease) In net assets resulting from operations	$54,780	$(6,752)	$501	$742	$31,892

The notes to the financial statements are an integral part of this report.

39

	Transamerica Small/Mid Cap Value	Transamerica Templeton Global	Transamerica Value Balanced
Investment income:
Dividend income	$3,031	$1,214	$289
Withholding taxes on foreign dividends	—	(65)	(2)
Interest income	—	—	336
Securities lending income (net)	279	53	11
	3,310	1,202	634

Expenses:
Management and advisory	1,117	338	100
Distribution and service:
Class A	240	112	29
Class B	132	42	26
Class C	393	61	26
Transfer agent:
Class A	308	233	36
Class B	52	52	17
Class C	134	43	8
Class I	— (a)
Printing and shareholder reports	80	8	2
Custody	41	31	10
Administration	28	9	3
Legal	5	1	1
Audit and tax	10	11	11
Trustees	4	1	—
Registration	26	28	19
Other	5	6	1
Total expenses	2,575	976	289
Class expense reimbursed:
Class A	—	(177)	(28)
Class B	—	(45)	(14)
Class C	—	(32)	(6)
Total reimbursement of expenses	—	(254)	(48)
Net expenses	2,575	722	241

Net investment income	735	480	393

Net realized gain (loss) on transactions from:
Investment securities	(135,265)	(13,430)	(3,121)
	(135,265)	(13,430)	(3,121)

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	101,060	8,998	1,323
Translation of assets and liabilities denominated in foreign currencies	—	1	—
Change in unrealized appreciation (depreciation)	101,060	8,999	1,323
Net realized and unrealized loss:	(34,205)	(4,431)	(1,798)
Net decrease In net assets resulting from operations	$(33,470)	$(3,951)	$(1,405)

(a) Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

40

STATEMENTS OF CHANGES IN NET ASSETS

For the period or year ended:

(all amounts in thousands)

	Transamerica Balanced		Transamerica Convertible Securities		Transamerica Equity
	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008
From operations:
Net investment income	$794	$1,331	$1,599	$2,392	$3,566	$2,780
Net realized gain (loss)(a)	(9,799)	6,222	(23,702)	(17,308)	(177,917)	(58,064)
Change in unrealized appreciation (depreciation)(b)	10,936	(63,988)	21,341	(55,761)	122,381	(731,286)
Net increase (decrease) in net assets resulting from operations	1,931	(56,435)	(762)	(70,677)	(51,970)	(786,570)

Distributions to shareholders:
From net investment income:
Class A	(542)	(699)	(185)	(133)	—	—
Class B	(178)	(286)	(35)	(15)	—	—
Class C	(132)	(161)	(93)	(38)	—	—
Class I	—	—	(1,545)	(1,811)	(2,946)	—
Class T					(9)	—
	(852)	(1,146)	(1,858)	(1,997)	(2,955)	—
From net realized gains:
Class A	(3,148)	(1,615)	—	(2,349)	—	—
Class B	(1,819)	(2,368)	—	(1,381)	—	—
Class C	(1,091)	(828)	—	(861)	—	—
Class I	—	—	—	(31,579)	—	—
	(6,058)	(4,811)	—	(36,170)	—	—
Total distributions to shareholders	(6,910)	(5,957)	(1,858)	(38,167)	(2,955)	—

Capital share transactions:
Proceeds from shares sold:
Class A	1,172	3,878	3,990	13,963	11,440	42,081
Class B	675	2,063	220	1,164	1,773	4,848
Class C	562	1,325	1,064	9,648	1,785	5,391
Class I	—	—	72	6,078	30,383	51,057
Class T					488	1,798
	2,409	7,266	5,346	30,853	45,869	105,175
Dividends and distributions reinvested:
Class A	3,493	2,018	134	1,721	—	—
Class B	1,902	2,440	28	1,103	—	—
Class C	1,097	879	34	599	—	—
Class I	—	—	1,545	32,781	2,946	—
Class T					9	—
	6,492	5,337	1,741	36,204	2,955	—
Cost of shares redeemed:
Class A	(6,764)	(15,261)	(4,058)	(7,685)	(32,902)	(89,748)
Class B	(4,715)	(19,396)	(764)	(1,659)	(5,337)	(28,453)
Class C	(2,406)	(6,156)	(1,885)	(2,109)	(8,332)	(19,902)
Class I	—	—	(46,777)	(4,311)	(51,624)	(56,853)
Class T	—	—	—	—	(6,848)	(21,752)
	(13,885)	(40,813)	(53,484)	(15,764)	(105,043)	(216,708)
Redemption fee:
Class A	—	—	—	—	—	3
	—	—	—	—	—	3
Automatic conversions:
Class A	5,525	24,175	87	645	7,600	48,320
Class B	(5,525)	(24,175)	(87)	(645)	(7,600)	(48,320)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital shares transactions	(4,984)	(28,210)	(46,397)	51,293	(56,219)	(111,530)

Net decrease in net assets	(9,963)	(90,602)	(49,017)	(57,551)	(111,144)	(898,100)

Net assets:
Beginning of period/year	$100,105	$190,707	$112,417	$169,968	$997,898	$1,895,998
End of period/year	$90,142	$100,105	$63,400	$112,417	$886,754	$997,898
Undistributed net investment income (loss)	$131	$189	$261	$520	$2,980	$2,369

The notes to the financial statements are an integral part of this report.

41

	Transamerica Balanced		Transamerica Convertible Securities		Transamerica Equity
	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008
Share activity:
Shares issued:
Class A	80	168	578	1,322	1,906	4,098
Class B	45	93	33	111	323	511
Class C	39	60	158	939	313	552
Class I	—	—	10	509	4,677	6,453
Class T					29	64
	164	321	779	2,881	7,248	11,678
Shares issued-reinvested from distributions:
Class A	237	95	20	159	—	6
Class B	130	104	4	100	—	—
Class C	75	39	5	55	—	—
Class I	—	—	227	3,008	458	—
Class T					1	—
	442	238	256	3,322	459	6
Shares redeemed:
Class A	(464)	(712)	(594)	(784)	(5,556)	(9,119)
Class B	(324)	(893)	(112)	(168)	(969)	(3,011)
Class C	(168)	(289)	(279)	(235)	(1,503)	(2,172)
Class I	—	—	(6,891)	(465)	(8,375)	(7,429)
Class T					(415)	(787)
	(956)	(1,894)	(7,876)	(1,652)	(16,818)	(22,518)
Automatic conversions:
Class A	367	1,089	13	62	1,240	4,704
Class B	(369)	(1,096)	(13)	(62)	(1,328)	(5,003)
	(2)	(7)	—	—	(88)	(299)
Net increase (decrease) in shares outstanding:
Class A	220	640	17	759	(2,410)	(311)
Class B	(518)	(1,792)	(88)	(19)	(1,974)	(7,503)
Class C	(54)	(190)	(116)	759	(1,190)	(1,620)
Class I			(6,654)	3,052	(3,240)	(976)
Class T					(385)	(723)
	(352)	(1,342)	(6,841)	4,551	(9,199)	(11,133)

The notes to the financial statements are an integral part of this report.

42

	Transamerica Flexible Income		Transamerica Growth Opportunities		Transamerica High Yield Bond
	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008
From operations:
Net investment income (loss)	$4,381	$19,949	$86	$(933)	$24,104	$37,005
Net realized loss(a)	(24,575)	(34,533)	(16,098)	(20,795)	(21,873)	(9,296)
Change in unrealized appreciation (depreciation)(b)	23,959	(26,098)	16,538	(114,155)	52,549	(173,227)
Net increase (decrease) in net assets resulting from operations	3,765	(40,682)	526	(135,883)	54,780	(145,518)

Distributions to shareholders:
From net investment income:
Class A	(439)	(849)	—	—	(1,523)	(2,500)
Class B	(225)	(600)	—	—	(458)	(1,008)
Class C	(171)	(386)	—	—	(339)	(574)
Class I	(3,818)	(18,830)	—	—	(22,744)	(31,427)
	(4,653)	(20,665)	—	—	(25,064)	(35,509)

Total distributions to shareholders	(4,653)	(20,665)	—	—	(25,064)	(35,509)

Capital share transactions:
Proceeds from shares sold:
Class A	3,540	3,320	1,734	3,902	17,134	10,846
Class B	1,841	1,949	822	2,025	1,354	1,083
Class C	2,122	2,580	585	1,293	5,794	736
Class I	10,717	28,018	2,369	1,984	3,697	241,102
	18,220	35,867	5,510	9,204	27,979	253,767
Dividends and distributions reinvested:
Class A	369	509	—	—	1,039	1,345
Class B	176	369	—	—	289	502
Class C	140	239	—	—	199	267
Class I	3,818	15,299	—	—	22,744	20,457
	4,503	16,416	—	—	24,271	22,571
Cost of shares redeemed:
Class A	(2,816)	(5,383)	(3,882)	(14,166)	(12,079)	(14,351)
Class B	(1,429)	(5,085)	(1,649)	(9,511)	(1,228)	(6,552)
Class C	(1,537)	(4,119)	(1,255)	(4,474)	(1,541)	(3,074)
Class I	(45,710)	(232,281)	(14)	(45,766)	(125,950)	(11,363)
	(51,492)	(246,868)	(6,800)	(73,917)	(140,798)	(35,340)
Redemption fee:
Class A	—	—	1	1	—	1
	—	—	1	1	—	1
Automatic conversions:
Class A	818	3,069	3,492	15,592	391	2,666
Class B	(818)	(3,069)	(3,492)	(15,592)	(391)	(2,666)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital shares transactions	(28,769)	(194,585)	(1,289)	(64,712)	(88,548)	240,999

Net increase (decrease) in net assets	(29,657)	(255,932)	(763)	(200,595)	(58,832)	59,972

Net assets:
Beginning of period/year	$156,077	$412,009	$158,872	$359,467	$457,949	$397,977
End of period/year	$126,420	$156,077	$158,109	$158,872	$399,117	$457,949
Undistributed (accumulated) net investment income (loss)	$533	$805	$69	$(17)	$2,107	$3,067

The notes to the financial statements are an integral part of this report.

43

	Transamerica Flexible Income		Transamerica Growth Opportunities		Transamerica High Yield Bond
	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008
Share activity:
Shares issued:
Class A	510	359	298	427	2,772	4,575
Class B	264	214	159	235	216	1,712
Class C	307	290	106	144	925	1,055
Class I	1,550	2,984	409	224	564	67,248
	2,631	3,847	972	1,030	4,477	74,590
Shares issued-reinvested from distributions:
Class A	53	83	—	—	172	223
Class B	25	56	—	—	48	78
Class C	20	38	—	—	33	41
Class I	547	2,167	—	—	3,775	3,829
	645	2,344	—	—	4,028	4,171
Shares redeemed:
Class A	(404)	(630)	(680)	(1,569)	(1,960)	(733)
Class B	(204)	(585)	(311)	(1,105)	(201)	(229)
Class C	(222)	(483)	(235)	(529)	(256)	(195)
Class I	(6,575)	(27,886)	(2)	(5,248)	(20,591)	(1,397)
	(7,405)	(29,584)	(1,228)	(8,451)	(23,008)	(2,554)
Automatic conversions:
Class A	116	351	589	1,695	64	37
Class B	(116)	(351)	(632)	(1,809)	(64)	(37)
	—	—	(43)	(114)	—	—
Net increase (decrease) in shares outstanding:
Class A	275	163	207	553	1,048	4,102
Class B	(31)	(666)	(784)	(2,679)	(1)	1,524
Class C	105	(155)	(129)	(385)	702	901
Class I	(4,478)	(22,735)	407	(5,024)	(16,252)	69,680
	(4,129)	(23,393)	(299)	(7,535)	(14,503)	76,207

The notes to the financial statements are an integral part of this report.

44

	Transamerica Legg Mason Partners All Cap		Transamerica Money Market		Transamerica Science & Technology
	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008
From operations:
Net investment income (loss)	$249	$532	$501	$4,673	$(107)	$(434)
Net realized loss(a)	(5,318)	(1,842)	—	—	(12,465)	(563)
Change in unrealized appreciation (depreciation)(b)	(1,683)	(48,557)	—	—	13,314	(48,013)
Net increase (decrease) in net assets resulting from operations	(6,752)	(49,867)	501	4,673	742	(49,010)

Distributions to shareholders:
From net investment income:
Class A	(415)	—	(300)	(2,745)	—	—
Class B	(96)	—	(30)	(473)	—	—
Class C	(84)	—	(42)	(539)	—	—
Class I	—	—	(129)	(927)	—	—
	(595)	—	(501)	(4,684)	—	—
From net realized gains:
Class A	—	(4,246)	—	—	—	(282)
Class B	—	(7,861)	—	—	—	(157)
Class C	—	(3,130)	—	—	—	(96)
Class I	—	—	—	—	—	(2,576)
	—	(15,237)	—	—	—	(3,111)
Total distributions to shareholders	(595)	(15,237)	(501)	(4,684)	—	(3,111)

Capital share transactions:
Proceeds from shares sold:
Class A	936	2,542	83,176	156,262	403	2,918
Class B	572	1,618	19,127	36,830	63	381
Class C	662	909	41,440	72,304	89	660
Class I	—	—	15,315	25,560	—	4,896
	2,170	5,069	159,058	290,956	555	8,855
Dividends and distributions reinvested:
Class A	401	4,108	256	2,215	—	268
Class B	87	7,238	29	376	—	149
Class C	75	2,816	41	404	—	78
Class I	—	—	93	811	—	2,576
	563	14,162	419	3,806	—	3,071
Cost of shares redeemed:
Class A	(3,900)	(15,837)	(72,269)	(115,331)	(671)	(3,212)
Class B	(4,000)	(23,998)	(11,872)	(16,870)	(204)	(821)
Class C	(2,218)	(10,843)	(32,019)	(32,353)	(237)	(625)
Class I	—	—	(6,123)	(31,716)	(1,169)	(1,428)
	(10,118)	(50,678)	(122,283)	(196,270)	(2,281)	(6,086)
Redemption fee:
	—	—	—	—	—	—
Automatic conversions:
Class A	3,893	8,181	2,233	3,549	285	186
Class B	(3,893)	(8,181)	(2,233)	(3,549)	(285)	(186)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital shares transactions	(7,385)	(31,447)	37,194	98,492	(1,726)	5,840

Net increase (decrease) in net assets	(14,732)	(96,551)	37,194	98,481	(984)	(46,281)

Net assets:
Beginning of period/year	$77,223	$173,774	$271,884	$173,403	$53,511	$99,792
End of period/year	$62,491	$77,223	$309,078	$271,884	$52,527	$53,511
Undistributed (accumulated) net investment income (loss)	$179	$525	$83	$83	$(109)	$(2)

The notes to the financial statements are an integral part of this report.

45

	Transamerica Legg Mason Partners All Cap		Transamerica Money Market		Transamerica Science & Technology
	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008
Share activity:
Shares issued:
Class A	109	183	83,176	156,265	155	616
Class B	73	128	19,116	36,830	27	92
Class C	82	73	41,433	72,304	36	154
Class I	—	—	15,315	25,560	—	1,201
	264	384	159,040	290,959	218	2,063
Shares issued-reinvested from distributions:
Class A	44	271	256	2,215	—	53
Class B	10	513	40	376	—	31
Class C	9	199	48	404	—	16
Class I	—	—	93	811	—	501
	63	983	437	3,806	—	601
Shares redeemed:
Class A	(471)	(1,145)	(72,269)	(115,331)	(268)	(774)
Class B	(509)	(1,867)	(11,872)	(16,870)	(88)	(202)
Class C	(283)	(835)	(32,019)	(32,353)	(102)	(161)
Class I	—	—	(6,123)	(31,716)	(476)	(394)
	(1,263)	(3,847)	(122,283)	(196,270)	(934)	(1,531)
Automatic conversions:
Class A	454	595	2,233	3,549	110	47
Class B	(487)	(641)	(2,233)	(3,549)	(117)	(50)
	(33)	(46)	—	—	(7)	(3)
Net increase (decrease) in shares outstanding:
Class A	136	(96)	13,396	46,698	(3)	(58)
Class B	(913)	(1,867)	5,051	16,787	(178)	(129)
Class C	(192)	(563)	9,462	40,355	(66)	9
Class I			9,285	(5,345)	(476)	1,308
	(969)	(2,526)	37,194	98,495	(723)	1,130

The notes to the financial statements are an integral part of this report.

46

	Transamerica Short-Term Bond		Transamerica Small/Mid Cap Value		Transamerica Templeton Global
	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008
From operations:
Net investment income	$12,206	$24,879	$735	$9,308	$480	$1,492
Net realized gain (loss)(a)	(4,299)	(10,141)	(135,265)	(98,519)	(13,430)	11,217
Change in unrealized appreciation (depreciation)(b)	23,985	(19,826)	101,060	(296,332)	8,999	(105,619)
Net increase (decrease) in net assets resulting from operations	31,892	(5,088)	(33,470)	(385,543)	(3,951)	(92,910)

Distributions to shareholders:
From net investment income:
Class A	(313)	(73)	(4,092)	(815)	(662)	(1,124)
Class B			(531)	—	—	(99)
Class C	(438)	(74)	(1,959)	(207)	—	(199)
Class I	(12,788)	(24,970)	(1,434)	(4,881)	—	—
	(13,539)	(25,117)	(8,016)	(5,903)	(662)	(2,122)
From net realized gains:
Class A	—	—	—	(12,319)	—	—
Class B			—	(5,719)	—	—
Class C	—	—	—	(7,564)	—	—
Class I	—	—	—	(50,781)	—	—
	—	—	—	(76,383)	—	—
Total distributions to shareholders	(13,539)	(25,117)	(8,016)	(82,286)	(662)	(2,122)

Capital share transactions:
Proceeds from shares sold:
Class A	39,178	6,797	28,871	376,986	712	4,616
Class B			2,365	18,229	426	1,618
Class C	47,267	8,910	8,157	111,684	303	900
Class I	183,987	34,605	25,014	40,971	—	—
	270,432	50,312	64,407	547,870	1,441	7,134
Dividends and distributions reinvested:
Class A	236	27	3,256	10,992	644	1,085
Class B			458	5,175	—	94
Class C	281	29	1,538	6,054	—	189
Class I	12,788	19,101	1,434	55,662	—	—
	13,305	19,157	6,686	77,883	644	2,068
Cost of shares redeemed:
Class A	(4,396)	(923)	(80,103)	(137,493)	(6,327)	(21,738)
Class B			(3,539)	(10,337)	(1,080)	(8,972)
Class C	(2,755)	(1,386)	(16,095)	(21,818)	(1,554)	(5,417)
Class I	(84,062)	(95,587)	(200,957)	(148,685)	—	—
	(91,213)	(97,896)	(300,694)	(318,333)	(8,961)	(74,197)
Redemption fee:
Class A	1	2	6	2	—	—
	1	2	6	2	—	—
Automatic conversions:
Class A	—	—	891	7,300	1,377	30,467
Class B			(891)	(7,300)	(1,377)	(30,467)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital shares transactions	192,525	(28,425)	(229,595)	307,422	(6,876)	(64,995)

Net increase (decrease) in net assets	210,878	(58,630)	(271,081)	(160,407)	(11,489)	(160,027)

Net assets:
Beginning of period/year	$505,259	$563,889	$541,006	$701,413	$98,753	$258,780
End of period/year	$716,137	$505,259	$269,925	$541,006	$87,264	$98,753
Undistributed net investment income (loss)	$—	$1,333	$570	$7,851	$239	$427

The notes to the financial statements are an integral part of this report.

47

	Transamerica Short-Term Bond		Transamerica Small/Mid Cap Value		Transamerica Templeton Global
	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008
Share activity:
Shares issued:
Class A	4,063	689	2,610	20,500	40	148
Class B			223	1,013	26	61
Class C	4,926	908	771	6,200	18	32
Class I	19,480	2,942	2,159	3,081	—	—
	28,469	4,539	5,763	30,794	84	241
Shares issued-reinvested from distributions:
Class A	25	6	287	553	34	35
Class B			42	270	—	3
Class C	29	6	142	318	—	6
Class I	1,368	2,571	126	2,787	—	—
	1,422	2,583	597	3,928	34	64
Shares redeemed:
Class A	(464)	(95)	(7,464)	(9,819)	(363)	(749)
Class B			(349)	(609)	(66)	(315)
Class C	(288)	(143)	(1,597)	(1,406)	(96)	(198)
Class I	(9,001)	(9,914)	(18,266)	(9,530)	—	—
	(9,753)	(10,152)	(27,676)	(21,364)	(525)	(2,522)
Automatic conversions:
Class A	—	—	80	385	76	1,006
Class B			(83)	(400)	(81)	(1,071)
	—	—	(3)	(15)	(5)	(65)
Net increase (decrease) in shares outstanding:
Class A	3,624	600	(4,487)	11,619	(213)	440
Class B			(167)	274	(121)	(1,322)
Class C	4,667	771	(684)	5,112	(78)	(160)
Class I	11,847	(4,401)	(15,981)	(3,662)
	20,138	(3,030)	(21,319)	13,343	(412)	(2,282)

The notes to the financial statements are an integral part of this report.

48

	Transamerica Value Balanced
	April 30, 2009 (unaudited)	October 31, 2008
From operations:
Net investment income	$393	$1,068
Net realized loss(a)	(3,121)	(3,730)
Change in unrealized appreciation (depreciation) (b)	1,323	(14,696)
Net decrease in net assets resulting from operations	(1,405)	(17,358)

Distributions to shareholders:
From net investment income:
Class A	(226)	(692)
Class B	(52)	(196)
Class C	(52)	(172)
	(330)	(1,060)
From net realized gains:
Class A	—	(1,609)
Class B	—	(830)
Class C	—	(566)
	—	(3,005)
Total distributions to shareholders	(330)	(4,065)

Capital share transactions:
Proceeds from shares sold:
Class A	747	1,496
Class B	188	511
Class C	462	374
	1,397	2,381
Dividends and distributions reinvested:
Class A	214	2,069
Class B	48	909
Class C	48	669
	310	3,647
Cost of shares redeemed:
Class A	(3,211)	(8,353)
Class B	(974)	(4,161)
Class C	(1,228)	(2,846)
	(5,413)	(15,360)
Redemption fee:
Class B	—	1
	—	1
Automatic conversions:
Class A	711	3,193
Class B	(711)	(3,193)
	—	—
Net decrease in net assets resulting from capital shares transactions	(3,706)	(9,331)

Net decrease in net assets	(5,441)	(30,754)

Net assets:
Beginning of period/year	$30,913	$61,667
End of period/year	$25,472	$30,913
Undistributed net investment income (loss)	$412	$349

The notes to the financial statements are an integral part of this report.

49

	Transamerica Value Balanced
	April 30, 2009 (unaudited)	October 31, 2008
Share activity:
Shares issued:
Class A	89	112
Class B	23	39
Class C	55	29
	167	180
Shares issued-reinvested from distributions:
Class A	27	176
Class B	6	74
Class C	7	56
	40	306
Shares redeemed:
Class A	(393)	(713)
Class B	(119)	(351)
Class C	(149)	(243)
	(661)	(1,307)
Automatic conversions:
Class A	86	261
Class B	(86)	(262)
	—	(1)
Net increase (decrease) in shares outstanding:
Class A	(191)	(164)
Class B	(176)	(500)
Class C	(87)	(158)
	(454)	(822)

(a)  Net realized gain (loss) includes Investment Securities, Futures Contracts, Written Options and Swaptions, Securities Sold Short,  Swaps and Foreign Currency Transactions.

(b)  Change in unrealized appreciation (depreciation) includes Investment Securities, Futures Contracts, Written Options and Swaptions, Securities Sold Short, Swaps and Foreign Currency Translation.

The notes to the financial statements are an integral part of this report.

50

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period

	Transamerica Balanced
	Class A
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$16.44		$25.70	$22.05	$19.90	$18.53	$17.43

Investment operations
Net investment income(a)	0.16		0.28	0.17	0.12	0.15	0.14
Net realized and unrealized gain (loss) on investments	0.31		(8.64)	3.62	2.12	1.41	1.08
Total from investment operations	0.47		(8.36)	3.79	2.24	1.56	1.22

Distributions
Net investment income	(0.17)		(0.24)	(0.14)	(0.09)	(0.19)	(0.12)
Net realized gains on investments	(1.03)		(0.66)	—	—	—	—
Total distributions	(1.20)		(0.90)	(0.14)	(0.09)	(0.19)	(0.12)

Net asset value
End of period/year	$15.71		$16.44	$25.70	$22.05	$19.90	$18.53

Total return(b)	3.37	%(c)	(33.55)%	17.28%	11.27%	8.41%	7.03%

Net assets end of period/year	$51,144		$49,917	$61,565	$55,547	$62,440	$72,997

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.72	%(d)	1.52%	1.56%	1.58%	1.59%	1.70%
Before reimbursement/fee waiver	1.72	%(d)	1.52%	1.56%	1.58%	1.59%	1.70%
Net investment income, to average net assets (e)	2.11	%(d)	1.27%	0.73%	0.57%	0.75%	0.76%
Portfolio turnover rate	63	%(c)	52%	52%	51%	27%	107%

For a share outstanding throughout each period

	Transamerica Balanced
	Class B
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$16.37		$25.58	$21.98	$19.88	$18.47	$17.39

Investment operations
Net investment income(a)	0.10		0.13	0.04	— (f)	0.04	0.04
Net realized and unrealized gain (loss) on investments	0.30		(8.58)	3.60	2.12	1.40	1.08
Total from investment operations	0.40		(8.45)	3.64	2.12	1.44	1.12

Distributions
Net investment income	(0.11)		(0.10)	(0.04)	(0.02)	(0.03)	(0.04)
Net realized gains on investments	(1.03)		(0.66)	—	—	—	—
Total distributions	(1.14)		(0.76)	(0.04)	(0.02)	(0.03)	(0.04)

Net asset value
End of period/year	$15.63		$16.37	$25.58	$21.98	$19.88	$18.47

Total return(b)	2.92	%(c)	(33.95)%	16.57%	10.65%	7.80%	6.44%

Net assets end of period/year	$22,921		$32,469	$96,573	$118,286	$142,479	$170,630

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	2.45	%(d)	2.15%	2.14%	2.15%	2.14%	2.26%
Before reimbursement/fee waiver	2.50	%(d)	2.15%	2.14%	2.15%	2.14%	2.26%
Net investment income, to average net assets (e)	1.39	%(d)	0.59%	0.15%	0.01%	0.20%	0.19%
Portfolio turnover rate	63	%(c)	52%	52%	51%	27%	107%

The notes to the financial statements are an integral part of this report.

51

For a share outstanding throughout each period

	Transamerica Balanced
	Class C
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$16.30		$25.50	$21.91	$19.82	$18.45	$17.39

Investment operations
Net investment income (loss)(a)	0.11		0.15	0.04	0.01	0.04	(0.01)
Net realized and unrealized gain (loss) on investments	0.32		(8.56)	3.59	2.10	1.41	1.11
Total from investment operations	0.43		(8.41)	3.63	2.11	1.45	1.10

Distributions
Net investment income	(0.13)		(0.13)	(0.04)	(0.02)	(0.08)	(0.04)
Net realized gains on investments	(1.03)		(0.66)	—	—	—	—
Total distributions	(1.16)		(0.79)	(0.04)	(0.02)	(0.08)	(0.04)

Net asset value
End of period/year	$15.57		$16.30	$25.50	$21.91	$19.82	$18.45

Total return(b)	3.09	%(c)	(33.92)%	16.61%	10.64%	7.85%	6.33%

Net assets end of period/year	$16,077		$17,719	$32,569	$36,750	$43,276	$53,990

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	2.28	%(d)	2.08%	2.11%	2.12%	2.13%	2.28%
Before reimbursement/fee waiver	2.28	%(d)	2.08%	2.11%	2.12%	2.13%	2.28%
Net investment income (loss), to average net assets(e)	1.55	%(d)	0.69%	0.18%	0.03%	0.21%	(0.08)%
Portfolio turnover rate	63	%(c)	52%	52%	51%	27%	107%

For a share outstanding throughout each period

	Transamerica Convertible Securities
	Class A
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$7.18		$15.30	$12.76	$11.56	$11.00	$11.32

Investment operations
Net investment income(a)	0.11		0.13	0.10	0.07	0.20	0.21
Net realized and unrealized gain (loss) on investments	0.03		(4.92)	3.22	1.33	0.81	0.56
Total from investment operations	0.14		(4.79)	3.32	1.40	1.01	0.77

Distributions
Net investment income	(0.12)		(0.10)	(0.11)	(0.07)	(0.20)	(0.22)
Net realized gains on investments	—		(3.23)	(0.67)	(0.13)	(0.25)	(0.87)
Total distributions	(0.12)		(3.33)	(0.78)	(0.20)	(0.45)	(1.09)

Net asset value
End of period/year	$7.20		$7.18	$15.30	$12.76	$11.56	$11.00

Total return(b)	2.05	%(c)	(38.92)%	27.41%	12.15%	9.24%	7.06%

Net assets end of period/year	$10,890		$10,748	$11,276	$6,350	$209,374	$188,049

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.48	%(d)	1.33%	1.33%	1.25%	1.17%	1.20%
Before reimbursement/fee waiver	1.48	%(d)	1.33%	1.33%	1.25%	1.17%	1.20%
Net investment income, to average net assets (e)	3.13	%(d)	1.23%	0.75%	0.59%	1.74%	1.83%
Portfolio turnover rate	87	%(c)	91%	92%	69%	87%	157%

The notes to the financial statements are an integral part of this report.

52

For a share outstanding throughout each period

	Transamerica Convertible Securities
	Class B
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$7.13		$15.22	$12.71	$11.54	$11.00	$11.31

Investment operations
Net investment income(a)	0.08		0.04	0.01	— (f)	0.09	0.14
Net realized and unrealized gain (loss) on investments	0.03		(4.87)	3.21	1.32	0.80	0.57
Total from investment operations	0.11		(4.83)	3.22	1.32	0.89	0.71

Distributions
Net investment income	(0.10)		(0.03)	(0.04)	(0.02)	(0.10)	(0.15)
Net realized gains on investments	—		(3.23)	(0.67)	(0.13)	(0.25)	(0.87)
Total distributions	(0.10)		(3.26)	(0.71)	(0.15)	(0.35)	(1.02)

Net asset value
End of period/year	$7.14		$7.13	$15.22	$12.71	$11.54	$11.00

Total return(b)	1.57	%(c)	(39.32)%	26.54%	11.47%	8.09%	6.52%

Net assets end of period/year	$2,297		$2,920	$6,533	$6,651	$6,656	$6,379

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	2.23	%(d)	2.02%	1.99%	1.99%	2.15%	1.79%
Before reimbursement/fee waiver	2.23	%(d)	2.02%	1.99%	1.99%	2.15%	1.79%
Net investment income, to average net assets(e)	2.25	%(d)	0.40%	0.10%	—%	0.76%	1.24%
Portfolio turnover rate	87	%(c)	91%	92%	69%	87%	157%

For a share outstanding throughout each period

	Transamerica Convertible Securities
	Class C
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$7.10		$15.17	$12.66	$11.50	$10.97	$11.31

Investment operations
Net investment income(a)	0.08		0.07	0.02	— (f)	0.08	0.11
Net realized and unrealized gain (loss) on investments	0.03		(4.87)	3.20	1.31	0.82	0.57
Total from investment operations	0.11		(4.80)	3.22	1.31	0.90	0.68

Distributions
Net investment income	(0.10)		(0.04)	(0.04)	(0.02)	(0.12)	(0.15)
Net realized gains on investments	—		(3.23)	(0.67)	(0.13)	(0.25)	(0.87)
Total distributions	(0.10)		(3.27)	(0.71)	(0.15)	(0.37)	(1.02)

Net asset value
End of period/year	$7.11		$7.10	$15.17	$12.66	$11.50	$10.97

Total return(b)	1.66	%(c)	(39.24)%	26.69%	11.44%	8.17%	6.33%

Net assets end of period/year	$6,255		$7,070	$3,598	$3,551	$4,465	$5,204

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	2.04	%(d)	1.94%	1.94%	1.94%	2.16%	2.05%
Before reimbursement/fee waiver	2.04	%(d)	1.94%	1.94%	1.94%	2.16%	2.05%
Net investment income, to average net assets(e)	2.52	%(d)	0.72%	0.15%	0.02%	0.73%	0.98%
Portfolio turnover rate	87	%(c)	91%	92%	69%	87%	157%

The notes to the financial statements are an integral part of this report.

53

For a share outstanding throughout each period

	Transamerica Convertible Securities
	Class I
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006(g)

Net asset value
Beginning of period/year	$7.19		$15.31	$12.76	$11.71

Investment operations
Net investment income(a)	0.12		0.18	0.16	0.14
Net realized and unrealized gain (loss) on investments	0.03		(4.92)	3.23	1.17
Total from investment operations	0.15		(4.74)	3.39	1.31

Distributions
Net investment income	(0.14)		(0.15)	(0.17)	(0.13)
Net realized gains on investments	—		(3.23)	(0.67)	(0.13)
Total distributions	(0.14)		(3.38)	(0.84)	(0.26)

Net asset value
End of period/year	$7.20		$7.19	$15.31	11.26	%(c)

Total return(b)	2.22	%(c)	(38.58)%	28.10%	$12.76

Net assets end of period/year	$43,958		$91,679	$148,562	$256,474

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.87	%(d)	0.84%	0.82%	0.82	%(d)
Before reimbursement/fee waiver	0.87	%(d)	0.84%	0.82%	0.82	%(d)
Net investment income, to average net assets(e)	3.44	%(d)	1.65%	1.24%	1.20	%(d)
Portfolio turnover rate	87	%(c)	91%	92%	69	%(c)

For a share outstanding throughout each period

	Transamerica Equity
	Class A
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006		October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$6.85		$12.07	$9.83	$8.87		$7.44	$6.86

Investment operations
Net investment income (loss)(a)	0.02		(0.01)	(0.05)	(0.07)		(0.02)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.33)		(5.21)	2.29	1.11		1.58	0.65
Total from investment operations	(0.31)		(5.22)	2.24	1.04		1.56	0.58

Distributions
Net realized gains on investments	—		—	—	(0.08)		(0.13)	—
Total distributions	—		—	—	(0.08)		(0.13)	—

Net asset value
End of period/year	$6.54		$6.85	$12.07	$9.83		$8.87	$7.44

Total return(b)	(4.53	)%(c)	(43.25)%	22.79%	11.71%		21.16%	8.45%

Net assets end of period/year	$270,559		$300,140	$532,251	$500,483		$301,635	$176,851

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.52	%(d)	1.39%	1.40%	1.51%		1.36%	1.50%
Before reimbursement/fee waiver	1.66	%(d)	1.39%	1.40%	1.51%		1.36%	1.50%
Net investment income (loss), to average net assets(e)	0.51	%(d)	(0.07)%	(0.48)%	(0.70)%		(0.27)%	(0.90)%
Portfolio turnover rate	23	%(c)	33%	62%	19%		39%	97%

The notes to the financial statements are an integral part of this report.

54

For a share outstanding throughout each period

	Transamerica Equity
	Class B
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$6.42		$11.39	$9.35	$8.49	$7.19	$6.68

Investment operations
Net investment loss(a)	—	(f)	(0.08)	(0.12)	(0.12)	(0.08)	(0.11)
Net realized and unrealized gain (loss) on investments	(0.32)		(4.89)	2.16	1.06	1.51	0.62
Total from investment operations	(0.32)		(4.97)	2.04	0.94	1.43	0.51

Distributions
Net realized gains on investments	—		—	—	(0.08)	(0.13)	—
Total distributions	—		—	—	(0.08)	(0.13)	—

Net asset value
End of period/year	$6.10		$6.42	$11.39	$9.35	$8.49	$7.19

Total return(b)	(4.98	)%(c)	(43.63)%	21.82%	11.06%	20.03%	7.68%

Net assets end of period/year	$44,507		$59,479	$191,007	$222,144	$49,865	$47,928

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	2.17	%(d)	2.17%	2.17%	2.17%	2.18%	2.20%
Before reimbursement/fee waiver	2.64	%(d)	2.21%	2.21%	2.34%	2.61%	2.72%
Net investment loss, to average net assets(e)	(0.12	)%(d)	(0.87)%	(1.25)%	(1.34)%	(0.99)%	(1.62)%
Portfolio turnover rate	23	%(c)	33%	62%	19%	39%	97%

For a share outstanding throughout each period

	Transamerica Equity
	Class C
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$6.44		$11.42	$9.37	$8.50	$7.20	$6.68
Investment operations
Net investment loss(a)	—	(f)	(0.07)	(0.11)	(0.12)	(0.08)	(0.11)
Net realized and unrealized gain (loss) on investments	(0.31)		(4.91)	2.16	1.07	1.51	0.63
Total from investment operations	(0.31)		(4.98)	2.05	0.95	1.43	0.52

Distributions
Net realized gains on investments	—		—	—	(0.08)	(0.13)	—
Total distributions	—		—	—	(0.08)	(0.13)	—

Net asset value
End of period/year	$6.13		$6.44	$11.42	$9.37	$8.50	$7.20

Total return(b)	(4.81	)%(c)	(43.61)%	21.88%	11.16%	20.05%	7.78%

Net assets end of period/year	$37,088		$46,676	$101,226	$97,047	$23,656	$21,808

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	2.17	%(d)	2.04%	2.07%	2.10%	2.18%	2.20%
Before reimbursement/fee waiver	2.35	%(d)	2.04%	2.07%	2.10%	2.31%	2.55%
Net investment loss, to average net assets(e)	(0.13	)%(d)	(0.72)%	(1.15)%	(1.27)%	(1.00)%	(1.63)%
Portfolio turnover rate	23	%(c)	33%	62%	19%	39%	97%

The notes to the financial statements are an integral part of this report.

55

For a share outstanding throughout each period

	Transamerica Equity
	Class I
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006(g)

Net asset value
Beginning of period/year	$6.99		$12.23	$9.90	$9.17

Investment operations
Net investment income(a)	0.04		0.06	0.01	—	(f)
Net realized and unrealized gain (loss) on investments	(0.34)		(5.30)	2.32	0.81
Total from investment operations	(0.30)		(5.24)	2.33	0.81

Distributions
Net investment income	(0.04)		—	—	—
Net realized gains on investments	—		—	—	(0.08)
Total distributions	(0.04)		—	—	(0.08)

Net asset value
End of period/year	$6.65		$6.99	$12.23	$9.90

Total return(b)	(4.25	)%(c)	(42.85)%	23.54%	8.83	%(c)

Net assets end of period/year	$454,741		$500,722	$888,019	$714,803

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.80	%(d)	0.75%	0.78%	0.81	%(d)
Before reimbursement/fee waiver	0.80	%(d)	0.75%	0.78%	0.81	%(d)
Net investment income, to average net assets(e)	1.23	%(d)	0.55%	0.13%	0.02	%(d)
Portfolio turnover rate	23	%(c)	33%	62%	19	%(c)

For a share outstanding throughout each period

	Transamerica Equity
	Class T
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006(h)

Net asset value
Beginning of period/year	$19.14		$33.53	$27.18	$27.10

Investment operations
Net investment income(a)	0.08		0.12	—	—	(f)
Net realized and unrealized gain (loss) on investments	(0.92)		(14.51)	6.35	0.08
Total from investment operations	(0.84)		(14.39)	6.35	0.08

Distributions
Net investment income	—	(f)	—	—	—
Total distributions	—	(f)	—	—	—

Net asset value
End of period/year	$18.30		$19.14	$33.53	$27.18

Total return(b)	(4.38	)%(c)	(42.92)%	23.36%	0.30	%(c)

Net assets end of period/year	$79,859		$90,881	$183,495	$195,420

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.02	%(d)	0.89%	0.91%	0.84	%(d)
Before reimbursement/fee waiver	1.02	%(d)	0.89%	0.91%	0.84	%(d)
Net investment income (loss), to average net assets(e)	1.01	%(d)	0.42%	0.01%	(0.21	)%(d)
Portfolio turnover rate	23	%(c)	33%	62%	19	%(c)

The notes to the financial statements are an integral part of this report.

56

For a share outstanding throughout each period

	Transamerica Flexible Income
	Class A
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$7.22		$9.14	$9.38	$9.31	$9.68	$10.21

Investment operations
Net investment income(a)	0.22		0.44	0.48	0.43	0.37	0.38
Net realized and unrealized gain (loss) on investments	0.02		(1.89)	(0.25)	0.05	(0.32)	0.14
Total from investment operations	0.24		(1.45)	0.23	0.48	0.05	0.52

Distributions
Net investment income	(0.22)		(0.47)	(0.47)	(0.41)	(0.38)	(0.38)
Net realized gains on investments	—		—	—	—	—	(0.63)
Return of capital	—		—	—	—	(0.04)	(0.04)
Total distributions	(0.22)		(0.47)	(0.47)	(0.41)	(0.42)	(1.05)

Net asset value
End of period/year	$7.24		$7.22	$9.14	$9.38	$9.31	$9.68

Total return(b)	3.52	%(c)	(16.57)%	2.42%	5.34%	0.47%	5.72%

Net assets end of period/year	$15,386		$13,360	$15,409	$17,005	$140,203	$80,201

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.49	%(d)	1.39%	1.40%	1.47%	1.25%	1.43%
Before reimbursement/fee waiver	1.49	%(d)	1.39%	1.40%	1.47%	1.25%	1.43%
Net investment income, to average net assets (e)	6.13	%(d)	5.12%	5.12%	4.64%	3.85%	3.89%
Portfolio turnover rate	90	%(c)	98%	108%	110%	58%	169%

For a share outstanding throughout each period

	Transamerica Flexible Income
	Class B
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$7.23		$9.14	$9.39	$9.32	$9.68	$10.20

Investment operations
Net investment income(a)	0.19		0.38	0.42	0.38	0.29	0.32
Net realized and unrealized gain (loss) on investments	0.03		(1.88)	(0.26)	0.06	(0.32)	0.15
Total from investment operations	0.22		(1.50)	0.16	0.44	(0.03)	0.47

Distributions
Net investment income	(0.20)		(0.41)	(0.41)	(0.37)	(0.29)	(0.32)
Net realized gains on investments	—		—	—	—	—	(0.63)
Return of capital	—		—	—	—	(0.04)	(0.04)
Total distributions	(0.20)		(0.41)	(0.41)	(0.37)	(0.33)	(0.99)

Net asset value
End of period/year	$7.25		$7.23	$9.14	$9.39	$9.32	$9.68

Total return(b)	3.15	%(c)	(17.03)%	1.66%	4.81%	(0.36)%	5.13%

Net assets end of period/year	$8,431		$8,628	$17,007	$23,501	$32,560	$45,338

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	2.21	%(d)	2.05%	2.04%	2.08%	2.08%	2.03%
Before reimbursement/fee waiver	2.21	%(d)	2.05%	2.04%	2.08%	2.08%	2.03%
Net investment income, to average net assets (e)	5.39	%(d)	4.42%	4.48%	4.08%	3.02%	3.25%
Portfolio turnover rate	90	%(c)	98%	108%	110%	58%	169%

The notes to the financial statements are an integral part of this report.

57

For a share outstanding throughout each period

	Transamerica Flexible Income
	Class C
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$7.21		$9.12	$9.36	$9.30	$9.67	$10.20

Investment operations
Net investment income(a)	0.19		0.39	0.42	0.39	0.29	0.33
Net realized and unrealized gain (loss) on investments	0.02		(1.88)	(0.25)	0.04	(0.33)	0.13
Total from investment operations	0.21		(1.49)	0.17	0.43	(0.04)	0.46

Distributions
Net investment income	(0.20)		(0.42)	(0.41)	(0.37)	(0.29)	(0.32)
Net realized gains on investments	—		—	—	—	—	(0.63)
Return of capital	—		—	—	—	(0.04)	(0.04)
Total distributions	(0.20)		(0.42)	(0.41)	(0.37)	(0.33)	(0.99)

Net asset value
End of period/year	$7.22		$7.21	$9.12	$9.36	$9.30	$9.67

Total return(b)	3.10	%(c)	(16.98)%	1.81%	4.74%	(0.40)%	5.02%

Net assets end of period/year	$6,752		$5,981	$8,982	$12,519	$13,439	$19,675

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	2.10	%(d)	1.97%	2.00%	2.07%	2.11%	2.10%
Before reimbursement/fee waiver	2.10	%(d)	1.97%	2.00%	2.07%	2.11%	2.10%
Net investment income, to average net assets (e)	5.52	%(d)	4.52%	4.51%	4.15%	2.99%	3.37%
Portfolio turnover rate	90	%(c)	98%	108%	110%	58%	169%

For a share outstanding throughout each period

	Transamerica Flexible Income
	Class I
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005(i)

Net asset value
Beginning of period/year	$7.25		$9.17	$9.42	$9.35	$9.68

Investment operations
Net investment income(a)	0.23		0.50	0.53	0.50	0.40
Net realized and unrealized gain (loss) on investments	0.04		(1.90)	(0.26)	0.05	(0.32)
Total from investment operations	0.27		(1.40)	0.27	0.55	0.08

Distributions
Net investment income	(0.25)		(0.52)	(0.52)	(0.48)	(0.37)
Net realized gains on investments	—		—	—	—	(0.04)
Total distributions	(0.25)		(0.52)	(0.52)	(0.48)	(0.41)

Net asset value
End of period/year	$7.27		$7.25	$9.17	$9.42	$9.35

Total return(b)	3.89	%(c)	(16.02)%	2.93%	6.04%	0.85	%(c)

Net assets end of period/year	$95,851		$128,108	$370,611	$221,116	$110,709

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.85	%(d)	0.77%	0.80%	0.86%	0.85	%(d)
Before reimbursement/fee waiver	0.85	%(d)	0.77%	0.80%	0.86%	0.85	%(d)
Net investment income, to average net assets (e)	6.73	%(d)	5.67%	5.71%	5.35%	4.25	%(d)
Portfolio turnover rate	90	%(c)	98%	108%	110%	58	%(c)

The notes to the financial statements are an integral part of this report.

58

For a share outstanding throughout each period

	Transamerica Growth Opportunities
	Class A
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$6.57		$11.40	$8.36	$7.85	$6.61	$5.95

Investment operations
Net investment loss(a)	(0.01)		(0.06)	(0.09)	(0.07)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments	0.03		(4.77)	3.13	0.58	1.26	0.69
Total from investment operations	0.02		(4.83)	3.04	0.51	1.24	0.66

Net asset value
End of period/year	$6.59		$6.57	$11.40	$8.36	$7.85	$6.61

Total return(b)	0.30	%(c)	(42.37)%	36.20%	6.62%	18.76%	11.09%

Net assets end of period/year	$42,495		$41,005	$64,825	$56,588	$256,559	$230,633

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.75	%(d)	1.75%	1.75%	1.72%	1.41%	1.43%
Before reimbursement/fee waiver	2.27	%(d)	1.81%	1.77%	1.72%	1.41%	1.43%
Net investment loss, to average net assets (e)	(0.23	)%(d)	(0.69)%	(1.00)%	(0.89)%	(0.30)%	(0.47)%
Portfolio turnover rate	34	%(c)	45%	85%	59%	34%	43%

For a share outstanding throughout each period

	Transamerica Growth Opportunities
	Class B
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$6.13		$10.72	$7.92	$7.48	$6.37	$5.79

Investment operations
Net investment loss(a)	(0.02)		(0.12)	(0.14)	(0.13)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments	0.02		(4.47)	2.94	0.57	1.20	0.67
Total from investment operations	—		(4.59)	2.80	0.44	1.11	0.58

Net asset value
End of period/year	$6.13		$6.13	$10.72	$7.92	$7.48	$6.37

Total return(b)	—	%(c)	(42.82)%	35.35%	5.88%	17.43%	10.02%

Net assets end of period/year	$16,006		$20,823	$65,123	$66,098	$74,589	$77,869

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	2.40	%(d)	2.40%	2.40%	2.40%	2.40%	2.40%
Before reimbursement/fee waiver	2.99	%(d)	2.46%	2.45%	2.46%	2.61%	2.64%
Net investment loss, to average net assets (e)	(0.83	)%(d)	(1.39)%	(1.66)%	(1.57)%	(1.29)%	(1.44)%
Portfolio turnover rate	34	%(c)	45%	85%	59%	34%	43%

The notes to the financial statements are an integral part of this report.

59

For a share outstanding throughout each period

	Transamerica Growth Opportunities
	Class C
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$6.16		$10.74	$7.94	$7.49	$6.38	$5.79

Investment operations
Net investment loss(a)	(0.02)		(0.11)	(0.14)	(0.12)	(0.09)	(0.10)
Net realized and unrealized gain (loss) on investments	0.02		(4.47)	2.94	0.57	1.20	0.69
Total from investment operations	—		(4.58)	2.80	0.45	1.11	0.59

Net asset value
End of period/year	$6.16		$6.16	$10.74	$7.94	$7.49	$6.38

Total return(b)	—	%(c),	(42.64)%	35.26%	6.01%	17.40%	10.19%

Net assets end of period/year	$9,820		$10,619	$22,656	$21,688	$25,432	$28,103

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	2.40	%(d)	2.34%	2.36%	2.38%	2.40%	2.40%
Before reimbursement/fee waiver	2.72	%(d)	2.34%	2.36%	2.38%	2.54%	2.65%
Net investment loss, to average net assets (e)	(0.86	)%(d)	(1.29)%	(1.61)%	(1.54)%	(1.29)%	(1.58)%
Portfolio turnover rate	34	%(c)	45%	85%	59%	34%	43%

For a share outstanding throughout each period

	Transamerica Growth Opportunities
	Class I
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006(g)

Net asset value
Beginning of period/year	$6.74		$11.59	$8.43	$7.99

Investment operations
Net investment income (loss)(a)	0.02		0.01	(0.01)	—	(f)
Net realized and unrealized gain (loss) on investments	0.02		(4.86)	3.17	0.44
Total from investment operations	0.04		(4.85)	3.16	0.44

Net asset value
End of period/year	$6.78		$6.74	$11.59	$8.43

Total return(b)	0.59	%(c)	(41.85)%	37.49%	5.51	%(c)

Net assets end of period/year	$89,788		$86,425	$206,863	$214,775

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.91	%(d)	0.86%	0.88%	0.88	%(d)
Before reimbursement/fee waiver	0.91	%(d)	0.86%	0.88%	0.88	%(d)
Net investment income (loss), to average net assets(e)	0.61	%(d)	0.15%	(0.15)%	(0.06	)%(d)
Portfolio turnover rate	34	%(c)	45%	85%	59	%(c)

The notes to the financial statements are an integral part of this report.

60

For a share outstanding throughout each period

	Transamerica High Yield Bond
	Class A
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$6.31		$9.12	$9.19	$8.97	$9.37	$9.08

Investment operations
Net investment income(a)	0.34		0.64	0.60	0.61	0.56	0.52
Net realized and unrealized gain (loss) on investments	0.60		(2.83)	(0.07)	0.19	(0.37)	0.29
Total from investment operations	0.94		(2.19)	0.53	0.80	0.19	0.81

Distributions
Net investment income	(0.35)		(0.62)	(0.60)	(0.58)	(0.59)	(0.52)
Total distributions	(0.35)		(0.62)	(0.60)	(0.58)	(0.59)	(0.52)

Net asset value
End of period/year	$6.90		$6.31	$9.12	$9.19	$8.97	$9.37

Total return(b)	15.83	%(c)	(25.46)%	5.90%	9.27%	2.06%	9.23%

Net assets end of period/year	$33,996		$24,506	$35,147	$43,514	$336,340	$309,223

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.20	%(d)	1.16%	1.15%	1.16%	1.05%	1.08%
Before reimbursement/fee waiver	1.20	%(d)	1.16%	1.15%	1.16%	1.05%	1.08%
Net investment income, to average net assets(e)	10.79	%(d)	7.65%	6.45%	6.77%	6.04%	5.67%
Portfolio turnover rate	18	%(c)	38%	80%	73%	71%	49%

For a share outstanding throughout each period

	Transamerica High Yield Bond
	Class B
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$6.30		$9.11	$9.18	$8.97	$9.37	$9.08

Investment operations
Net investment income(a)	0.31		0.58	0.53	0.55	0.48	0.46
Net realized and unrealized gain (loss) on investments	0.61		(2.83)	(0.06)	0.19	(0.37)	0.29
Total from investment operations	0.92		(2.25)	0.47	0.74	0.11	0.75

Distributions
Net investment income	(0.32)		(0.56)	(0.54)	(0.53)	(0.51)	(0.46)
Total distributions	(0.32)		(0.56)	(0.54)	(0.53)	(0.51)	(0.46)

Net asset value
End of period/year	$6.90		$6.30	$9.11	$9.18	$8.97	$9.37

Total return(b)	15.56	%(c)	(26.04)%	5.19%	8.53%	1.21%	8.52%

Net assets end of period/year	$9,921		$9,091	$21,370	$27,753	$37,006	$49,422

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.96	%(d)	1.85%	1.83%	1.83%	1.85%	1.72%
Before reimbursement/fee waiver	1.96	%(d)	1.85%	1.83%	1.83%	1.85%	1.72%
Net investment income, to average net assets(e)	10.07	%(d)	6.83%	5.77%	6.12%	5.18%	5.05%
Portfolio turnover rate	18	%(c)	38%	80%	73%	71%	49%

The notes to the financial statements are an integral part of this report.

61

For a share outstanding throughout each period

	Transamerica High Yield Bond
	Class C
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005		October 31, 2004

Net asset value
Beginning of period/year	$6.30		$9.10	$9.17	$8.96	$9.36		$9.08

Investment operations
Net investment income(a)	0.31		0.58	0.53	0.55	0.47		0.46
Net realized and unrealized gain (loss) on investments	0.60		(2.82)	(0.06)	0.19	(0.36)		0.28
Total from investment operations	0.91		(2.24)	0.47	0.74	0.11		0.74

Distributions
Net investment income	(0.33)		(0.56)	(0.54)	(0.53)	(0.51)		(0.46)
Total distributions	(0.33)		(0.56)	(0.54)	(0.53)	(0.51)		(0.46)

Net asset value
End of period/year	$6.88		$6.30	$9.10	$9.17	$8.96		$9.36

Total return(b)	15.52	%(c)	(25.89)%	5.21%	8.54%	1.21%		8.41%

Net assets end of period/year	$10,753		$5,429	$10,160	$11,317	$15,880		$25,379

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.84	%(d)	1.80%	1.83%	1.83%	1.88%		1.78%
Before reimbursement/fee waiver	1.84	%(d)	1.80%	1.83%	1.83%	1.88%		1.78%
Net investment income, to average net assets(e)	10.03	%(d)	6.93%	5.77%	6.12%	5.11%		4.95%
Portfolio turnover rate	18	%(c)	38%	80%	73%	71%		49%

For a share outstanding throughout each period

	Transamerica High Yield Bond
	Class I
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005(i)

Net asset value
Beginning of period/year	$6.35		$9.17	$9.24	$9.02	$9.39

Investment operations
Net investment income(a)	0.35		0.69	0.65	0.67	0.59
Net realized and unrealized gain (loss) on investments	0.62		(2.85)	(0.07)	0.18	(0.37)
Total from investment operations	0.97		(2.16)	0.58	0.85	0.22

Distributions
Net investment income	(0.37)		(0.66)	(0.65)	(0.63)	(0.59)
Total distributions	(0.37)		(0.66)	(0.65)	(0.63)	(0.59)

Net asset value
End of period/year	$6.95		$6.35	$9.17	$9.24	$9.02

Total return(b)	16.25	%(c)	(25.05)%	6.39%	9.81%	2.33	%(c)

Net assets end of period/year	$344,447		$418,923	$331,300	$315,252	$40,860

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.66	%(d)	0.65%	0.65%	0.66%	0.66	%(d)
Before reimbursement/fee waiver	0.66	%(d)	0.65%	0.65%	0.66%	0.66	%(d)
Net investment income, to average net assets(e)	11.43	%(d)	8.34%	6.96%	7.29%	6.60	%(d)
Portfolio turnover rate	18	%(c)	38%	80%	73%	71	%(c)

The notes to the financial statements are an integral part of this report.

62

For a share outstanding throughout each period

	Transamerica Legg Mason Partners All Cap
	Class A
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$9.98		$17.08	$18.18	$16.10	$14.80	$13.95

Investment operations
Net investment income (loss)(a)	0.05		0.12	0.07	0.09	0.06	(0.03)
Net realized and unrealized gain (loss) on investments	(0.80)		(5.73)	1.49	2.55	1.24	0.88
Total from investment operations	(0.75)		(5.61)	1.56	2.64	1.30	0.85

Distributions
Net investment income	(0.15)		—	(0.06)	(0.01)	— (f)	—
Net realized gains on investments	—		(1.49)	(2.60)	(0.55)	—	—
Total distributions	(0.15)		(1.49)	(2.66)	(0.56)	— (f)	—

Net asset value
End of period/year	$9.08		$9.98	$17.08	$18.18	$16.10	$14.80

Total return(b)	(7.58	)%(c)	(35.81)%	9.27%	16.74%	8.79%	6.09%

Net assets end of period/year	$26,920		$28,237	$49,938	$55,622	$173,929	$438,047

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.55	%(d)	1.55%	1.55%	1.55%	1.32%	1.33%
Before reimbursement/fee waiver	1.91	%(d)	1.59%	1.56%	1.57%	1.32%	1.33%
Net investment income (loss), to average net assets(e)	1.15	%(d)	0.85%	0.42%	0.52%	0.36%	(0.17)%
Portfolio turnover rate	15	%(c)	27%	17%	25%	27%	25%

For a share outstanding throughout each period

	Transamerica Legg Mason Partners All Cap
	Class B
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$9.24		$16.01	$17.24	$15.39	$14.27	$13.53

Investment operations
Net investment income (loss)(a)	0.02		0.02	(0.03)	(0.03)	(0.09)	(0.11)
Net realized and unrealized gain (loss) on investments	(0.75)		(5.30)	1.40	2.43	1.21	0.85
Total from investment operations	(0.73)		(5.28)	1.37	2.40	1.12	0.74

Distributions
Net investment income	(0.03)		—	—	— (f)	—	—
Net realized gains on investments	—		(1.49)	(2.60)	(0.55)	—	—
Total distributions	(0.03)		(1.49)	(2.60)	(0.55)	—	—

Net asset value
End of period/year	$8.48		$9.24	$16.01	$17.24	$15.39	$14.27

Total return(b)	(7.93	)%(c)	(36.18)%	8.57%	15.97%	7.84%	5.48%

Net assets end of period/year	$23,175		$33,670	$88,268	$109,567	$123,494	$150,829

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	2.20	%(d)	2.20%	2.19%	2.20%	2.19%	1.97%
Before reimbursement/fee waiver	2.66	%(d)	2.24%	2.19%	2.21%	2.19%	1.97%
Net investment income (loss), to average net assets(e)	0.57	%(d)	0.20%	(0.22)%	(0.17)%	(0.58)%	(0.80)%
Portfolio turnover rate	15	%(c)	27%	17%	25%	27%	25%

The notes to the financial statements are an integral part of this report.

63

For a share outstanding throughout each period

	Transamerica Legg Mason Partners All Cap
	Class C
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$9.26		$16.04	$17.25	$15.39	$14.26	$13.53

Investment operations
Net investment income (loss)(a)	0.02		0.03	(0.02)	(0.02)	(0.08)	(0.12)
Net realized and unrealized gain (loss) on investments	(0.76)		(5.32)	1.41	2.43	1.21	0.85
Total from investment operations	(0.74)		(5.29)	1.39	2.41	1.13	0.73

Distributions
Net investment income	(0.05)		—	—	— (f)	—	—
Net realized gains on investments	—		(1.49)	(2.60)	(0.55)	—	—
Total distributions	(0.05)		(1.49)	(2.60)	(0.55)	—	—

Net asset value
End of period/year	$8.47		$9.26	$16.04	$17.25	$15.39	$14.26

Total return(b)	(7.97	)%(c)	(36.17)%	8.70%	16.04%	7.89%	5.43%

Net assets end of period/year	$12,396		$15,316	$35,568	$41,340	$49,909	$65,391

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	2.20	%(d)	2.15%	2.13%	2.15%	2.15%	1.99%
Before reimbursement/fee waiver	2.44	%(d)	2.15%	2.13%	2.15%	2.15%	1.99%
Net investment income (loss), to average net assets(e)	0.54	%(d)	0.26%	(0.15)%	(0.12)%	(0.53)%	(0.83)%
Portfolio turnover rate	15	%(c)	27%	17%	25%	27%	25%

For a share outstanding throughout each period

	Transamerica Money Market
	Class A
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations
Net investment income(a)	—	(f)	0.02	0.05	0.04	0.02	— (f)
Net realized and unrealized gain on investments	—		— (f)	—	—	—	—
Total from investment operations	—	(f)	0.02	0.05	0.04	0.02	— (f)

Distributions
Net investment income	—	(f)	(0.02)	(0.05)	(0.04)	(0.02)	— (f)
Net realized gains on investments	—		—	— (f)	—	—	—
Total distributions	—	(f)	(0.02)	(0.05)	(0.04)	(0.02)	— (f)

Net asset value
End of period/year	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	0.21	%(c)	2.52%	4.61%	4.09%	2.10%	0.42%

Net assets end of period/year	$155,852		$142,456	$95,766	$78,716	$150,804	$185,311

Ratio and supplemental data
Expenses to average net assets(k)(l)
After reimbursement/fee waiver	0.80	%(d)	0.83%	0.83%	0.83%	0.83%	0.83%
Before reimbursement/fee waiver	1.06	%(d)	1.08%	1.20%	1.23%	1.05%	1.19%
Net investment income, to average net assets(e)	0.41	%(d)	2.40%	4.54%	3.98%	2.08%	0.45%

The notes to the financial statements are an integral part of this report.

64

For a share outstanding throughout each period

	Transamerica Money Market
	Class B
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations
Net investment income(a)	—	(f)	0.02	0.04	0.03	0.02	—	(f)
Net realized and unrealized gain on investments	—		— (f)	—	—	—	—
Total from investment operations	—	(f)	0.02	0.04	0.03	0.02	—	(f)

Distributions
Net investment income	—	(f)	(0.02)	(0.04)	(0.03)	(0.02)	—	(f)
Net realized gains on investments	—		—	— (f)	—	—	—
Total distributions	—	(f)	(0.02)	(0.04)	(0.03)	(0.02)	—	(f)

Net asset value
End of period/year	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	0.08	%(c)	1.83%	3.92%	3.41%	1.60%	0.14%

Net assets end of period/year	$45,161		$40,110	$23,324	$25,727	$31,647	$40,203

Ratio and supplemental data
Expenses to average net assets(k)(l)
After reimbursement/fee waiver	1.03	%(d)	1.48%	1.48%	1.48%	1.32%	1.10%
Before reimbursement/fee waiver	1.70	%(d)	1.75%	1.83%	1.80%	1.79%	1.81%
Net investment income, to average net assets(e)	0.16	%(d)	1.75%	3.87%	3.50%	1.57%	0.13%

For a share outstanding throughout each period

	Transamerica Money Market
	Class C
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations
Net investment income(a)	—	(f)	0.02	0.04	0.03	0.02	—	(f)
Net realized and unrealized gain on investments	—		— (f)	—	—	—	—
Total from investment operations	—	(f)	0.02	0.04	0.03	0.02	—	(f)

Distributions
Net investment income	—	(f)	(0.02)	(0.04)	(0.03)	(0.02)	—	(f)
Net realized gains on investments	—		—	— (f)	—	—	—
Total distributions	—	(f)	(0.02)	(0.04)	(0.03)	(0.02)	—	(f)

Net asset value
End of period/year	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(b)	0.07	%(c)	1.86%	3.92%	3.16%	1.87%	0.14%

Net assets end of period/year	$69,453		$59,991	$19,638	$17,286	$15,997	$22,277

Ratio and supplemental data
Expenses to average net assets(k)(l)
After reimbursement/fee waiver	1.04	%(d)	1.48%	1.48%	1.48%	1.26%	0.98%
Before reimbursement/fee waiver	1.60	%(d)	1.67%	1.73%	1.82%	1.89%	1.96%
Net investment income, to average net assets(e)	0.14	%(d)	1.65%	3.88%	3.40%	1.61%	0.43%

The notes to the financial statements are an integral part of this report.

65

For a share outstanding throughout each period

	Transamerica Money Market
	Class I
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006(g)

Net asset value
Beginning of period/year	$1.00		$1.00	$1.00	$1.00

Investment operations
Net investment income(a)	—	(f)	0.03	0.05	0.04
Net realized and unrealized gain on investments	—		— (f)	—	—
Total from investment operations	—	(f)	0.03	0.05	0.04

Distributions
Net investment income	—	(f)	(0.03)	(0.05)	(0.04)
Net realized gains on investments	—		—	— (f)	—
Total distributions	—	(f)	(0.03)	(0.05)	(0.04)

Net asset value
End of period/year	$1.00		$1.00	$1.00	$1.00

Total return(b)	0.34	%(c)	2.84%	4.98%	4.30	%(c)

Net assets end of period/year	$38,612		$29,327	$34,673	$26,466

Ratio and supplemental data
Expenses to average net assets(l)
After reimbursement/fee waiver	0.51	%(d)	0.48%	0.48%	0.48	%(d)
Before reimbursement/fee waiver	0.53	%(d)	0.49%	0.52%	0.51	%(d)
Net investment income, to average net assets(e)	0.69	%(d)	2.89%	4.88%	4.39	%(d)

For a share outstanding throughout each period

	Transamerica Science & Technology
	Class A
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006		October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$2.84		$5.67	$3.91	$3.82		$3.80	$3.61

Investment operations
Net investment income (loss)(a)	(0.01)		(0.04)	(0.05)	(0.03)		0.03	(0.04)
Net realized and unrealized gain (loss) on investments	0.06		(2.61)	1.81	0.18		0.02	0.23
Total from investment operations	0.05		(2.65)	1.76	0.15		0.05	0.19

Distributions
Net investment income	—		—	—	—		(0.03)	—
Net realized gains on investments	—		(0.18)	—	(0.06)		—	—
Total distributions	—		(0.18)	—	(0.06)		(0.03)	—

Net asset value
End of period/year	$2.89		$2.84	$5.67	$3.91		$3.82	$3.80

Total return(b)	1.76	%(c)	(48.18)%	45.01%	3.78%		1.23%	5.26%

Net assets end of period/year	$3,839		$3,778	$7,874	$5,616		$65,423	$119,985

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.53	%(d)	1.53%	1.53%	1.53%		1.32%	1.36%
Before reimbursement/fee waiver	2.23	%(d)	1.70%	1.77%	1.67%		1.32%	1.36%
Net investment income (loss), to average net assets(e)	(0.83	)%(d)	(1.02)%	(1.03)%	(0.72)%		0.63%	(1.12)%
Portfolio turnover rate	36	%(c)	47%	66%	94%		73%	41%

The notes to the financial statements are an integral part of this report.

66

For a share outstanding throughout each period

	Transamerica Science & Technology
	Class B
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$2.68		$5.40	$3.74	$3.68	$3.68	$3.51

Investment operations
Net investment loss(a)	(0.02)		(0.07)	(0.07)	(0.06)	(0.02)	(0.06)
Net realized and unrealized gain (loss) on investments	0.06		(2.47)	1.73	0.18	0.02	0.23
Total from investment operations	0.04		(2.54)	1.66	0.12	—	0.17

Distributions
Net realized gains on investments	—		(0.18)	—	(0.06)	—	—
Total distributions	—		(0.18)	—	(0.06)	—	—

Net asset value
End of period/year	$2.72		$2.68	$5.40	$3.74	$3.68	$3.68

Total return(b)	1.49	%(c)	(48.56)%	44.39%	3.10%	—%	4.84%

Net assets end of period/year	$1,640		$2,094	$4,913	$4,208	$5,316	$6,874

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	2.18	%(d)	2.18%	2.18%	2.18%	2.20%	1.91%
Before reimbursement/fee waiver	3.20	%(d)	2.53%	2.53%	2.57%	2.68%	1.91%
Net investment loss, to average net assets(e)	(1.48	)%(d)	(1.67)%	(1.67)%	(1.58)%	(0.58)%	(1.68)%
Portfolio turnover rate	36	%(c)	47%	66%	94%	73%	41%

For a share outstanding throughout each period

	Transamerica Science & Technology
	Class C
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$2.68		$5.39	$3.73	$3.67	$3.67	$3.51

Investment operations
Net investment loss(a)	(0.02)		(0.07)	(0.07)	(0.06)	(0.02)	(0.07)
Net realized and unrealized gain (loss) on investments	0.06		(2.46)	1.73	0.18	0.02	0.23
Total from investment operations	0.04		(2.53)	1.66	0.12	—	0.16

Distributions
Net realized gains on investments	—		(0.18)	—	(0.06)	—	—
Total distributions	—		(0.18)	—	(0.06)	—	—

Net asset value
End of period/year	$2.72		$2.68	$5.39	$3.73	$3.67	$3.67

Total return(b)	1.49	%(c)	(48.46)%	44.50%	3.11%	—%	4.56%

Net assets end of period/year	$1,259		$1,417	$2,799	$2,045	$2,779	$4,089

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	2.18	%(d)	2.18%	2.18%	2.18%	2.20%	2.20%
Before reimbursement/fee waiver	2.74	%(d)	2.31%	2.36%	2.35%	2.65%	2.60%
Net investment loss, to average net assets(e)	(1.48	)%(d)	(1.67)%	(1.63)%	(1.57)%	(0.51)%	(1.94)%
Portfolio turnover rate	36	%(c)	47%	66%	94%	73%	41%

The notes to the financial statements are an integral part of this report.

67

For a share outstanding throughout each period

	Transamerica Science & Technology						Transamerica Short-Term Bond
	Class I						Class A
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006(g)		April 30, 2009 (unaudited)		October 31, 2008(j)

Net asset value
Beginning of period/year	$2.89		$5.74	$3.93	$3.98		$9.44		$10.00

Investment operations
Net investment income (loss)(a)	—	(f)	(0.02)	(0.02)	(0.01)		0.22		0.38
Net realized and unrealized gain (loss) on investments	0.06		(2.65)	1.83	0.02		0.31		(0.54)
Total from investment operations	0.06		(2.67)	1.81	0.01		0.53		(0.16)

Distributions
Net investment income	—		—	—	—		(0.22)		(0.40)
Net realized gains on investments	—		(0.18)	—	(0.06)		—		—
Total distributions	—		(0.18)	—	(0.06)		(0.22)		(0.40)

Net asset value
End of period/year	$2.95		$2.89	$5.74	$3.93		$9.75		$9.44

Total return(b)	2.08	%(c)	(47.93)%	46.06%	0.12	%(c)	5.65	%(c)	(1.70	)%(c)

Net assets end of period/year	$45,789		$46,222	$84,206	$57,642		$41,188		$5,663

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.06	%(d)	0.91%	0.92%	0.92	%(d)	1.09	%(d)	1.11	%(d)
Before reimbursement/fee waiver	1.06	%(d)	0.91%	0.92%	0.92	%(d)	1.09	%(d)	1.11	%(d)
Net investment income (loss), to average net assets(e)	(0.36	)%(d)	(0.41)%	(0.41)%	(0.35	)%(d)	4.56	%(d)	3.92	%(d)
Portfolio turnover rate	36	%(c)	47%	66%	94	%(c)	47	%(c)	67	%(c)

For a share outstanding throughout each period

	Transamerica Short-Term Bond
	Class C
	April 30, 2009 (unaudited)		October 31, 2008(j)

Net asset value
Beginning of period/year	$9.42		$10.00

Investment operations
Net investment income(a)	0.18		0.32
Net realized and unrealized gain (loss) on investments	0.32		(0.55)
Total from investment operations	0.50		(0.23)

Distributions
Net investment income	(0.19)		(0.35)
Total distributions	(0.19)		(0.35)

Net asset value
End of period/year	$9.73		$9.42

Total return(b)	5.43	%(c)	(2.43	)%(c)

Net assets end of period/year	$52,943		$7,263

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.72	%(d)	1.76	%(d)
Before reimbursement/fee waiver	1.72	%(d)	1.76	%(d)
Net investment income, to average net assets(e)	3.89	%(d)	3.28	%(d)
Portfolio turnover rate	47	%(c)	67	%(c)

The notes to the financial statements are an integral part of this report.

68

For a share outstanding throughout each period

	Transamerica Short-Term Bond
	Class I
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005(i)

Net asset value
Beginning of period/year	$9.28		$9.82	$9.84	$9.79	$10.00

Investment operations
Net investment income(a)	0.22		0.43	0.47	0.40	0.28
Net realized and unrealized gain (loss) on investments	0.32		(0.54)	(0.04)	0.05	(0.22)
Total from investment operations	0.54		(0.11)	0.43	0.45	0.06

Distributions
Net investment income	(0.23)		(0.43)	(0.45)	(0.40)	(0.27)
Total distributions	(0.23)		(0.43)	(0.45)	(0.40)	(0.27)

Net asset value
End of period/year	$9.59		$9.28	$9.82	$9.84	$9.79

Total return(b)	5.96	%(c)	(1.22)%	4.45%	4.72%	0.49	%(c)

Net assets end of period/year	$622,006		$492,333	$563,889	$379,442	$174,302
Expenses to average net assets
After reimbursement/fee waiver	0.69	%(d)	0.68%	0.67%	0.70%	0.71	%(d)
Before reimbursement/fee waiver	0.69	%(d)	0.68%	0.67%	0.70%	0.71	%(d)
Net investment income, to average net assets (e)	4.70	%(d)	4.38%	4.81%	4.10%	2.92	%(d)
Portfolio turnover rate	47	%(c)	67%	117%	100%	153	%(c)

For a share outstanding throughout each period

	Transamerica Small/Mid Cap Value
	Class A
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$12.70		$23.78	$17.78	$16.69	$14.32	$12.94

Investment operations
Net investment income(a)	0.03		0.21	0.14	0.28	0.03	0.04
Net realized and unrealized gain (loss) on investments	0.31		(8.64)	6.30	1.96	2.85	2.56
Total from investment operations	0.34		(8.43)	6.44	2.24	2.88	2.60

Distributions
Net investment income	(0.31)		(0.16)	(0.13)	(0.03)	(0.09)	—
Net realized gains on investments	—		(2.49)	(0.31)	(1.12)	(0.42)	(1.22)
Total distributions	(0.31)		(2.65)	(0.44)	(1.15)	(0.51)	(1.22)

Net asset value
End of period/year	$12.73		$12.70	$23.78	$17.78	$16.69	$14.32

Total return(b)	3.01	%(c)	(39.47)%	36.99%	13.97%	20.41%	20.61%

Net assets end of period/year	$142,546		$199,210	$96,667	$47,014	$386,346	$334,763

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.75	%(d)	1.41%	1.41%	1.39%	1.24%	1.32%
Before reimbursement/fee waiver	1.75	%(d)	1.41%	1.41%	1.39%	1.24%	1.32%
Net investment income, to average net assets (e)	0.66	%(d)	1.18%	0.71%	1.61%	0.20%	0.31%
Portfolio turnover rate	54	%(c)	48%	22%	21%	42%	81%

The notes to the financial statements are an integral part of this report.

69

For a share outstanding throughout each period

	Transamerica Small/Mid Cap Value
	Class B
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$12.19		$22.89	$17.12	$16.21	$13.97	$12.73

Investment operations
Net investment income (loss)(a)	—	(f)	0.06	0.02	(0.01)	(0.11)	(0.06)
Net realized and unrealized gain (loss) on investments	0.31		(8.27)	6.06	2.07	2.77	2.52
Total from investment operations	0.31		(8.21)	6.08	2.06	2.66	2.46

Distributions
Net investment income	(0.21)		—	—	(0.03)	—	—
Net realized gains on investments	—		(2.49)	(0.31)	(1.12)	(0.42)	(1.22)
Total distributions	(0.21)		(2.49)	(0.31)	(1.15)	(0.42)	(1.22)

Net asset value
End of period/year	$12.29		$12.19	$22.89	$17.12	$16.21	$13.97

Total return(b)	2.73	%(c)	(39.85)%	36.09%	13.21%	19.30%	19.85%

Net assets end of period/year	$29,937		$31,716	$53,285	$47,007	$46,410	$40,477

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	2.35	%(d)	2.07%	2.07%	2.10%	2.14%	1.97%
Before reimbursement/fee waiver	2.35	%(d)	2.07%	2.07%	2.10%	2.14%	1.97%
Net investment income (loss), to average net assets(e)	0.03	%(d)	0.34%	0.12%	(0.06)%	(0.70)%	(0.43)%
Portfolio turnover rate	54	%(c)	48%	22%	21%	42%	81%

For a share outstanding throughout each period

	Transamerica Small/Mid Cap Value
	Class C
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$12.10		$22.81	$17.09	$16.18	$13.96	$12.73

Investment operations
Net investment income (loss)(a)	—	(f)	0.09	0.02	— (f)	(0.12)	(0.01)
Net realized and unrealized gain (loss) on investments	0.29		(8.24)	6.05	2.06	2.77	2.46
Total from investment operations	0.29		(8.15)	6.07	2.06	2.65	2.45

Distributions
Net investment income	(0.25)		(0.07)	(0.04)	(0.03)	(0.01)	—
Net realized gains on investments	—		(2.49)	(0.31)	(1.12)	(0.42)	(1.22)
Total distributions	(0.25)		(2.56)	(0.35)	(1.15)	(0.43)	(1.22)

Net asset value
End of period/year	$12.14		$12.10	$22.81	$17.09	$16.18	$13.96

Total return(b)	2.78	%(c)	(39.84)%	36.16%	13.23%	19.22%	19.78%

Net assets end of period/year	$87,795		$95,729	$63,856	$29,105	$21,532	$19,678

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	2.29	%(d)	2.04%	2.04%	2.08%	2.20%	2.07%
Before reimbursement/fee waiver	2.29	%(d)	2.04%	2.04%	2.08%	2.20%	2.07%
Net investment income (loss), to average net assets(e)	0.08	%(d)	0.52%	0.10%	(0.03)%	(0.76)%	(0.02)%
Portfolio turnover rate	54	%(c)	48%	22%	21%	42%	81%

The notes to the financial statements are an integral part of this report.

70

For a share outstanding throughout each period

	Transamerica Small/Mid Cap Value
	Class I
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006(g)

Net asset value
Beginning of period/year	$12.81		$23.91	$17.87	$16.84

Investment operations
Net investment income(a)	0.08		0.30	0.26	0.18
Net realized and unrealized gain (loss) on investments	0.30		(8.67)	6.32	1.97
Total from investment operations	0.38		(8.37)	6.58	2.15

Distributions
Net investment income	(0.41)		(0.24)	(0.23)	—
Net realized gains on investments	—		(2.49)	(0.31)	(1.12)
Total distributions	(0.41)		(2.73)	(0.54)	(1.12)

Net asset value
End of period/year	$12.78		$12.81	$23.91	$17.87

Total return(b)	3.43	%(c)	(39.11)%	37.78%	13.30	%(c)

Net assets end of period/year	$9,647		$214,351	$487,605	$478,728

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.89	%(d)	0.85%	0.85%	0.86	%(d)
Before reimbursement/fee waiver	0.89	%(d)	0.85%	0.85%	0.86	%(d)
Net investment income, to average net assets(e)	1.34	%(d)	1.58%	1.30%	1.05	%(d)
Portfolio turnover rate	54	%(c)	48%	22%	21	%(c)

For a share outstanding throughout each period

	Transamerica Templeton Global
	Class A
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006		October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$19.63		$35.83	$29.28	$24.68		$22.57	$21.41

Investment operations
Net investment income (loss)(a)	0.12		0.33	0.19	0.15		0.21	(0.07)
Net realized and unrealized gain (loss) on investments	(0.75)		(16.19)	6.70	4.45		2.14	1.23
Total from investment operations	(0.63)		(15.86)	6.89	4.60		2.35	1.16

Distributions
Net investment income	(0.18)		(0.34)	(0.34)	—	(f)	(0.24)	—
Total distributions	(0.18)		(0.34)	(0.34)	—	(f)	(0.24)	—

Net asset value
End of period/year	$18.82		$19.63	$35.83	$29.28		$24.68	$22.57

Total return(b)	(3.23)	%(c)	(44.68)%	23.74%	18.65%		10.41%	5.41%

Net assets end of period/year	$66,649		$73,721	$118,738	$117,367		$385,504	$226,517

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.55	%(d)	1.55%	1.55%	1.55%		1.42%	1.85%
Before reimbursement/fee waiver	2.10	%(d)	1.61%	1.63%	1.62%		1.42%	1.85%
Net investment income (loss), to average net assets(e)	1.30	%(d)	1.13%	0.59%	0.55%		0.85%	(0.31)%
Portfolio turnover rate	14	%(c)	28%	30%	55%		79%	140%

The notes to the financial statements are an integral part of this report.

71

For a share outstanding throughout each period

	Transamerica Templeton Global
	Class B
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$18.41		$33.52	$27.40	$23.24	$21.23	$20.25

Investment operations
Net investment income (loss)(a)	0.05		0.08	(0.02)	(0.01)	0.02	(0.20)
Net realized and unrealized gain (loss) on investments	(0.71)		(15.14)	6.28	4.17	1.99	1.18
Total from investment operations	(0.66)		(15.06)	6.26	4.16	2.01	0.98

Distributions
Net investment income	—		(0.05)	(0.14)	—	— (f)	—
Total distributions	—		(0.05)	(0.14)	—	— (f)	—

Net asset value
End of period/year	$17.75		$18.41	$33.52	$27.40	$23.24	$21.23

Total return(b)	(3.59	)%(c)	(44.99)%	22.94%	17.90%	9.48%	4.83%

Net assets end of period/year	$8,209		$10,746	$63,876	$75,711	$90,877	$117,409

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	2.20	%(d)	2.20%	2.20%	2.20%	2.20%	2.49%
Before reimbursement/fee waiver	3.25	%(d)	2.44%	2.39%	2.42%	2.41%	2.49%
Net investment income (loss), to average net assets(e)	0.62	%(d)	0.29%	(0.07)%	(0.05)%	0.07%	(0.93)%
Portfolio turnover rate	14	%(c)	28%	30%	55%	79%	140%

For a share outstanding throughout each period

	Transamerica Templeton Global
	Class C
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$18.27		$33.47	$27.37	$23.21	$21.21	$20.25

Investment operations
Net investment income (loss)(a)	0.05		0.12	(0.02)	(0.01)	0.02	(0.15)
Net realized and unrealized gain (loss) on investments	(0.70)		(15.10)	6.27	4.17	1.99	1.11
Total from investment operations	(0.65)		(14.98)	6.25	4.16	2.01	0.96

Distributions
Net investment income	—		(0.22)	(0.15)	—	(0.01)	—
Total distributions	—		(0.22)	(0.15)	—	(0.01)	—

Net asset value
End of period/year	$17.62		$18.27	$33.47	$27.37	$23.21	$21.21

Total return(b)	(3.56	)%(c)	(45.05)%	22.95%	17.87%	9.52%	4.74%

Net assets end of period/year	$12,406		$14,286	$31,506	$32,341	$36,938	$48,378

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	2.20	%(d)	2.20%	2.20%	2.20%	2.20%	2.18%
Before reimbursement/fee waiver	2.73	%(d)	2.26%	2.31%	2.35%	2.38%	2.18%
Net investment income (loss), to average net assets(e)	0.64	%(d)	0.43%	(0.07)%	(0.05)%	0.07%	(0.72)%
Portfolio turnover rate	14	%(c)	28%	30%	55%	79%	140%

The notes to the financial statements are an integral part of this report.

72

For a share outstanding throughout each period

	Transamerica Value Balanced
	Class A
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$8.91		$14.38	$13.30	$11.95	$12.11	$11.49

Investment operations
Net investment income(a)	0.14		0.30	0.28	0.23	0.24	0.18
Net realized and unrealized gain (loss) on investments	(0.49)		(4.74)	1.41	1.54	0.69	0.61
Total from investment operations	(0.35)		(4.44)	1.69	1.77	0.93	0.79

Distributions
Net investment income	(0.12)		(0.31)	(0.23)	(0.24)	(0.25)	(0.17)
Net realized gains on investments	—		(0.72)	(0.38)	(0.18)	(0.84)	—
Total distributions	(0.12)		(1.03)	(0.61)	(0.42)	(1.09)	(0.17)

Net asset value
End of period/year	$8.44		$8.91	$14.38	$13.30	$11.95	$12.11

Total return(b)	(3.87	)%(c)	(32.94)%	13.11%	15.09%	7.79%	6.99%

Net assets end of period/year	$16,077		$18,666	$32,485	$32,666	$32,934	$37,393

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.55	%(d)	1.55%	1.55%	1.55%	1.55%	1.55%
Before reimbursement/fee waiver	1.89	%(d)	1.56%	1.58%	1.63%	1.59%	1.63%
Net investment income, to average net assets(e)	3.19	%(d)	2.51%	2.06%	1.84%	2.03%	1.50%
Portfolio turnover rate	55	%(c)	50%	42%	42%	57%	122%

For a share outstanding throughout each period

	Transamerica Value Balanced
	Class B
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$8.88		$14.32	$13.25	$11.91	$12.07	$11.46

Investment operations
Net investment income(a)	0.11		0.22	0.19	0.15	0.17	0.10
Net realized and unrealized gain (loss) on investments	(0.49)		(4.72)	1.41	1.53	0.68	0.61
Total from investment operations	(0.38)		(4.50)	1.60	1.68	0.85	0.71

Distributions
Net investment income	(0.09)		(0.22)	(0.15)	(0.16)	(0.17)	(0.10)
Net realized gains on investments	—		(0.72)	(0.38)	(0.18)	(0.84)	—
Total distributions	(0.09)		(0.94)	(0.53)	(0.34)	(1.01)	(0.10)

Net asset value
End of period/year	$8.41		$8.88	$14.32	$13.25	$11.91	$12.07

Total return(b)	(4.20	)%(c)	(33.37)%	12.40%	14.28%	7.13%	6.23%

Net assets end of period/year	$4,592		$6,414	$17,508	$20,405	$24,072	$29,409

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	2.20	%(d)	2.20%	2.20%	2.20%	2.20%	2.20%
Before reimbursement/fee waiver	2.75	%(d)	2.30%	2.27%	2.28%	2.27%	2.30%
Net investment income, to average net assets(e)	2.55	%(d)	1.83%	1.43%	1.20%	1.39%	0.81%
Portfolio turnover rate	55	%(c)	50%	42%	42%	57%	122%

The notes to the financial statements are an integral part of this report.

73

For a share outstanding throughout each period

	Transamerica Value Balanced
	Class C
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$8.87		$14.31	$13.25	$11.91	$12.07	$11.46

Investment operations
Net investment income(a)	0.11		0.22	0.19	0.15	0.17	0.11
Net realized and unrealized gain (loss) on investments	(0.48)		(4.72)	1.41	1.53	0.69	0.60
Total from investment operations	(0.37)		(4.50)	1.60	1.68	0.86	0.71

Distributions
Net investment income	(0.09)		(0.22)	(0.16)	(0.16)	(0.18)	(0.10)
Net realized gains on investments	—		(0.72)	(0.38)	(0.18)	(0.84)	—
Total distributions	(0.09)		(0.94)	(0.54)	(0.34)	(1.02)	(0.10)

Net asset value
End of period/year	$8.41		$8.87	$14.31	$13.25	$11.91	$12.07

Total return(b)	(4.10	)%(c)	(33.33)%	12.40%	14.33%	7.18%	6.31%

Net assets end of period/year	$4,803		$5,833	$11,674	$11,316	$11,926	$14,285

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	2.20	%(d)	2.13%	2.17%	2.20%	2.16%	2.20%
Before reimbursement/fee waiver	2.41	%(d)	2.13%	2.17%	2.20%	2.16%	2.39%
Net investment income, to average net assets(e)	2.54	%(d)	1.92%	1.44%	1.19%	1.43%	0.78%
Portfolio turnover rate	55	%(c)	50%	42%	42%	57%	122%

(a) Calculation is based on average number of shares outstanding.

(b) Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.

(c) Not annualized.

(d) Annualized.

(e) Includes Redemption Fees, if any.  The impact of Redemption Fees is less than 0.01% for Class A, Class B, Class C, and Class T, respectively.

(f) Rounds to less than $(0.01) or $0.01.

(g) Commenced operations November 15, 2005.

(h) Commenced operations October 27, 2006.

(i) Commenced operations November 8, 2004.

(j) Commenced operations November 1, 2007.

(k) Expenses are inclusive of treasury guarantee expenses with total impacts of 0.04% for Class A, and 0.03% for Classes B, C, and I.

(l) Expenses were waived to sustain a positive yield with a total impact of (0.07%), (0.48%), and (0.46%) for Classes A, B, and C, respectively.

The notes to the financial statements are an integral part of this report.

74

NOTES TO FINANCIAL STATEMENTS

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Transamerica Balanced, Transamerica Convertible Securities, Transamerica Equity, Transamerica Flexible Income, Transamerica Growth Opportunities, Transamerica High Yield Bond, Transamerica Legg Mason Partners All Cap, Transamerica Money Market, Transamerica Science & Technology, Transamerica Short-Term Bond, Transamerica Small/Mid Cap Value, Transamerica Templeton Global and Transamerica Value Balanced (each, a “Fund”; collectively, the “Funds”) are part of Transamerica Funds.

The Funds, except Transamerica Balanced, Transamerica Equity, Transamerica Legg Mason Partners All Cap, Transamerica Short-Term Bond, Transamerica Templeton Global and Transamerica Value Balanced, currently have four classes of shares; Class A, Class B, Class C, and Class I. Transamerica Balanced, Transamerica Legg Mason Partners All Cap, Transamerica Templeton Global, and Transamerica Value Balanced currently have three classes of shares; Class A, Class B, and Class C. Transamerica Equity currently has five classes of shares; Class A, Class B, Class C, Class I, and Class T. Transamerica Short-Term Bond currently has three classes of shares: Class A, Class C, and Class I. Class T shares are not available to new investors. Each of the above classes has a public offering price that reflects different sales charges, if any, and expense levels. Class I shares are currently available for investment primarily to certain affiliated asset allocation funds.

Class I shares may also be made available to other investors, including institutional investors and eligible retirement plans whose record keepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Class B shares will convert to Class A shares eight years after purchase.

Transamerica Legg Mason Partners All Cap and Transamerica Science & Technology are “non-diversified” under the 1940 Act.

This report should be read in conjunction with the Funds’ current prospectus, which contains more complete information about the Funds.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

In preparing the Funds’ financial statements in accordance with accounting  principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Multiple class operations, income and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Funds’ investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market value.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Funds’ net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Funds may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.

75

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (“Level 1”) and the lowest priority to unobservable inputs (“Level 3”) when market prices are not readily available or reliable. Valuation levels are not necessarily an indication of the risk associated with investing in those securities. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The aggregate value by input level, at April 30, 2009 for the Funds’ investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Funds’ Schedules of Investments.

Cash overdraft:  Throughout the year, the Funds may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdrafts by a rate based on the federal funds rate.

Repurchase agreements: The Funds may enter into repurchase agreements. The Funds, through their custodian, receive delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Funds will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-advisers of certain Funds, to the extent consistent with the best execution and usual commission rate policies and practices, have elected to place security transactions of the Funds with broker/dealers with which Transamerica Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions paid by the Funds be used to pay expenses that would otherwise be borne by any other funds within Transamerica Funds, or by any other party.

Recaptured comissions during the period ended April 30, 2009, are included in net realized gains on the Statements of Operations and are summarized as follows:

Fund	Commissions
Transamerica Balanced	$2
Transamerica Equity	49
Transamerica Growth Opportunities	16
Transamerica Legg Mason Partners All Cap	6
Transamerica Science & Technology	2
Transamerica Small/Mid Cap Value	56
Transamerica Templeton Global	2
Transamerica Value Balanced	—	(a)

(a) Rounds to less than $1.

Securities lending: The Funds may lend securities to qualified financial institutions and brokers. The lending of Fund securities exposes the Funds to risks such as the following: (i) the borrower may fail to return the loaned securities; (ii) the borrower may not be able to provide additional collateral; (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain of these risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Funds attempt to increase their net investment income through the receipt of interest (after rebates and fees). Such income is reflected separately on the Statements of Operations. The value of loaned securities and the liability to return the cash collateral received are reflected on the Schedules of Investments and Statements of Assets and Liabilities. There were no securities on loan at April 30, 2009.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis.  Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend income, related to Real Estate Investment Trusts (“REIT”), is recorded at managements’ estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

76

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. Income, expenses, purchases and sales of investment securities denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Funds combine fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at April 30, 2009 are listed in the Schedules of Investments.

Futures contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Funds each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The underlying face amounts of open futures contracts are listed in the Schedules of Investments. The variation margin receivable or payable, as applicable, is included in the Statements of Assets and Liabilities.

At April 30, 2009, the Funds did not hold any futures contracts.

Option contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market and an inability of the counterparty to meet the contract terms. Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. When a Fund writes a covered call or put option/swaption, an amount equal to the premium received by a Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. Premiums received from writing options/swaptions which expire are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. Options are marked-to-market daily to reflect the current value of the option/swaption written.

At April 30, 2009, the Funds did not hold any open options or swaptions contracts.

77

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Redemption fees: A short-term trading redemption fee may be assessed on any sales of Fund shares in a fund account during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the period ended April 30, 2009, the Funds received redemption fees which are disclosed in the Funds’ Statements of Changes in Net Assets. Effective March 1, 2009, the Funds no longer charge redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

Temporary guarantee program: Transamerica Money Market has enrolled in the U.S. Department of the Treasury’s “Treasury” Temporary Guarantee Program for Money Market Funds (the “Program”) through September 18, 2009. Under the Program, the Treasury guarantees the $1.00 dollar per share value of fund shares outstanding as of September 19, 2008, subject to certain terms and limitations “Covered Shares”.

The guarantee will be triggered if the market-based net asset value of any class percentage of Transamerica Money Market is less than $0.995, unless promptly cured (a “Guarantee Event”). If a Guarantee Event were to occur, Transamerica Money Market would be required to liquidate. Upon liquidation and subject to the availability of funds under the Program, eligible shareholders would be entitled to receive payments equal to $1.00 per Covered Share. The number of Covered Shares held by a shareholder would be equal to the lesser of (1) the number of shares owned by that shareholder on September 19, 2008 or (2) the number of shares owned by that shareholder on the date upon which the Guarantee Event occurs.

The initial period of the Program covered a three month period from September 19, 2008 to December 18, 2008. The program was extended from December 19, 2008 through April 30, 2009, and again from May 1, 2009 through September 18, 2009 (the “Program Extension Periods”). Participation in the Program extension periods required payment of additional fees. Transamerica Money Market paid to the Treasury a fee of 0.01% of its net assets as of September 19, 2008 to participate in the initial three month period of the Program and a fee of 0.015% of its net assets as of September 19, 2008 to participate in each of the Program Extension Periods. These expenses are borne by Transamerica Money Market without regard to any expense limitation agreement in effect.

NOTE 2.   RELATED PARTY TRANSACTIONS

TAM is the Fund’s investment adviser. TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE).  Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Funds’ administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of AEGON NV.

Certain officers and trustees of the Funds are also officers and/or directors of TAM, TFS, and TCI.

At the commencement of operations of each of these Funds and classes, TAM, an affiliate, invested in each Fund. As of April 30, 2009, TAM had investments in the Funds as follows:

Fund Name	Market Value	% of Fund’s Net Assets
Transamerica Convertible Securities
Class C	$290	0.48%
Transamerica Short-Term Bond
Class A	259	0.04
Class C	257	0.04

78

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

The following schedule reflects the percentage of each Fund’s assets owned by affiliated investment companies at April 30, 2009:

Transamerica Convertible Securities	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$156	0.25%
Transamerica Asset Allocation-Moderate Portfolio	21,937	34.60
Transamerica Asset Allocation-Moderate Growth Portfolio	20,943	33.03
Total	$43,036	67.88%

Transamerica Equity	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$22,007	2.48%
Transamerica Asset Allocation-Growth Portfolio	138,703	15.64
Transamerica Asset Allocation-Moderate Portfolio	82,950	9.36
Transamerica Asset Allocation-Moderate Growth Portfolio	208,497	23.51
Total	$452,157	50.99%

Transamerica Flexible Income	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$10,692	8.46%
Transamerica Asset Allocation-Moderate Portfolio	15,054	11.91
Transamerica Asset Allocation-Moderate Growth Portfolio	18,535	14.66
Transamerica Asset Allocation-Conservative VP	6,366	5.03
Transamerica Asset Allocation-Moderate Growth VP	21,466	16.98
Transamerica Asset Allocation-Moderate VP	23,219	18.37
Total	$95,332	75.41%

Transamerica Growth Opportunities	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$5,642	3.57%
Transamerica Asset Allocation-Growth Portfolio	28,529	18.04
Transamerica Asset Allocation-Moderate Portfolio	13,120	8.30
Transamerica Asset Allocation-Moderate Growth Portfolio	41,801	26.44
Total	$89,092	56.35%

Transamerica High Yield Bond	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$47,992	12.03%
Transamerica Asset Allocation-Moderate Portfolio	75,603	18.94
Transamerica Asset Allocation-Moderate Growth Portfolio	80,383	20.14
Transamerica Asset Allocation-Conservative VP	31,696	7.94
Transamerica Asset Allocation-Moderate Growth VP	51,669	12.95
Transamerica Asset Allocation-Moderate VP	54,017	13.53
Total	$341,360	85.53%

Transamerica Money Market	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$5,992	1.94%
Transamerica Asset Allocation-Growth Portfolio	5,786	1.87
Transamerica Asset Allocation-Moderate Portfolio	5,310	1.72
Transamerica Asset Allocation-Moderate Growth Portfolio	7,481	2.42
Transamerica Multi-Manager Alternative Strategies Portfolio	10,575	3.42
Total	$35,144	11.37%

Transamerica Science & Technology	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$2,661	5.07%
Transamerica Asset Allocation-Growth Portfolio	12,617	24.02
Transamerica Asset Allocation-Moderate Portfolio	7,955	15.14
Transamerica Asset Allocation-Moderate Growth Portfolio	22,190	42.24
Total	$45,423	86.47%

Transamerica Short-Term Bond	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$69,387	9.69%
Transamerica Asset Allocation-Moderate Portfolio	94,054	13.14
Transamerica Asset Allocation-Moderate Growth Portfolio	83,645	11.68
Transamerica Asset Allocation-Conservative VP	84,814	11.84
Transamerica Asset Allocation-Moderate Growth VP	140,000	19.55
Transamerica Asset Allocation-Moderate VP	134,201	18.74
Transamerica International Moderate Growth VP	14,200	1.98
Total	$620,301	86.62%

79

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Investment advisory fees:  The Funds pay management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

Transamerica Balanced
First $250 million	0.80%
Over $250 million up to $500 million	0.75%
Over $500 million up to $1.5 billion	0.70%
Over $1.5 billion	0.625%
Transamerica Convertible Securities
First $250 million	0.75%
Over $250 million	0.70%
Transamerica Equity
First $500 million	0.75%
Over $500 million up to $2.5 billion	0.70%
Over $2.5 billion	0.65%
Transamerica Flexible Income
First $250 million	0.725%
Over $250 million up to $350 million	0.675%
Over $350 million	0.625%
Transamerica Growth Opportunities
First $250 million	0.80%
Over $250 million up to $500 million	0.75%
Over $500 million	0.70%
Transamerica High Yield Bond
First $400 million	0.59%
Over $400 million up to $750 million	0.575%
Over $750 million	0.55%
Transamerica Legg Mason Partners All Cap
First $500 million	0.80%
Over $500 million	0.675%
Transamerica Money Market
Average daily net assets	0.40%
Transamerica Science & Technology
First $500 million	0.78%
Over $500 million	0.70%
Transamerica Short-Term Bond
First $250 million	0.65%
Over $250 million up to $500 million	0.60%
Over $500 million up to $1 billion	0.575%
Over $1 billion	0.55%
Transamerica Small/Mid Cap Value
First $500 million	0.80%
Over $500 million	0.75%
Transamerica Templeton Global
First $500 million	0.80%
Over $500 million	0.70%
Transamerica Value Balanced
First $500 million	0.75%
Over $500 million up to $1 billion	0.65%
Over $1 billion	0.60%

TAM has contractually agreed to waive its advisory fee and will reimburse the Funds to the extent that operating expenses, excluding 12b-1 fees and other extraordinary expenses, exceed the following stated annual limit:

Fund	Expense Limit
Transamerica Balanced	1.45%
Transamerica Convertible Securities	1.35
Transamerica Equity*	1.17
Transamerica Flexible Income	1.50
Transamerica Growth Opportunities*	1.40
Transamerica High Yield Bond*	1.24
Transamerica Legg Mason Partners All Cap*	1.20
Transamerica Money Market	0.48
Transamerica Science & Technology	1.18
Transamerica Short-Term Bond	0.85
Transamerica Small/Mid Cap Value	1.40
Transamerica Templeton Global	1.20
Transamerica Value Balanced*	1.20

*The Fund may not recapture any fees waived and/or reimbursed prior to March 1, 2008.

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Funds may be required to pay the adviser a portion or all of the reimbursed class expenses.

There were no amounts recaptured at April 30, 2009.

80

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

The following amounts were available for recapture as of April 30, 2009:

Fund	Reimbursement of Class Expenses	Available for Recapture Through
Transamerica Equity
Fiscal Year 2008:		10/31/2011
Class B	$54
Transamerica Growth Opportunities
Fiscal Year 2008:		10/31/2011
Class A	$31
Class B	27
Transamerica Legg Mason Partners All Cap
Fiscal Year 2008:		10/31/2011
Class A	$17
Class B	24
Transamerica Money Market
Fiscal Year 2008:		10/31/2011
Class A	$276
Class B	71
Class C	62
Class I	2
Fiscal Year 2007:		10/31/2010
Class A	$321
Class B	88
Class C	45
Class I	18
Fiscal Year 2006:		10/31/2009
Class A	$290
Class B	81
Class C	47
Transamerica Science & Technology
Fiscal Year 2008:		10/31/2011
Class A	$11
Class B	12
Class C	3
Fiscal Year 2007:		10/31/2010
Class A	$13
Class B	14
Class C	4
Fiscal Year 2006:		10/31/2009
Class A	$12
Class B	19
Class C	4
Transamerica Templeton Global
Fiscal Year 2008:		10/31/2011
Class A	$66
Class B	82
Class C	14
Fiscal Year 2007:		10/31/2010
Class A	$94
Class B	131
Class C	35
Fiscal Year 2006:		10/31/2009
Class A	$97
Class B	184
Class C	53
Transamerica Value Balanced
Fiscal Year 2008:		10/31/2011
Class A	$3
Class B	11

In addition to the advisory fee waiver for Transamerica Money Market, TAM or any of its affiliates may waive fees or reimburse expenses of one or more classes of Transamerica Money Market in order to avoid a negative yield. At any point in which the Transamerica Money Market, or any classes thereof, achieves a positive yield, the expenses previously waived or reimbursed pursuant to this paragraph may be reimbursed to TAM, to the extent that such reimbursement does not cause classes of Transamerica Money Market to experience a negative yield. Waived expenses related to the maintenance of the yield are included in the Statement of Operations, within the class expense reimbursed (recaptured). Amounts waived for Class A, B, and C, as of April 30, 2009 were $53, $103, and $155, respectively.

Distribution and service fees: The Funds have 12b-1 distribution plans under the 1940 Act pursuant to which an annual fee, based on ANA, is paid to the distributor for various disbursements such as broker-dealer account servicing fees and other promotional expenses of the Funds. The Funds are authorized under the 12b-1 plans to pay fees on each class up to the following limits: 0.35% for Class A, 1.00% for Class B, and 1.00% for Class C. 12b-1 fees are not applicable for Class I and Class T.

81

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Underwriter commissions relate to front-end sales charges imposed for Class A shares and contingent deferred sales charges from Class B, Class C, and certain Class A share redemptions. For the period ended April 30, 2009, the underwriter commissions were as follows:

Transamerica Balanced
Received by Underwriter	$21
Retained by Underwriter	3
Contingent Deferred Sales Charge	11
Transamerica Convertible Securities
Received by Underwriter	$20
Retained by Underwriter	4
Contingent Deferred Sales Charge	9
Transamerica Equity
Received by Underwriter	$148
Retained by Underwriter	22
Contingent Deferred Sales Charge	34
Transamerica Flexible Income
Received by Underwriter	$22
Retained by Underwriter	4
Contingent Deferred Sales Charge	4
Transamerica Growth Opportunities
Received by Underwriter	$23
Retained by Underwriter	3
Contingent Deferred Sales Charge	9
Transamerica High Yield Bond
Received by Underwriter	$89
Retained by Underwriter	16
Contingent Deferred Sales Charge	5
Transamerica Legg Mason Partners All Cap
Received by Underwriter	$15
Retained by Underwriter	2
Contingent Deferred Sales Charge	9
Transamerica Money Market
Received by Underwriter	$—
Retained by Underwriter	—
Contingent Deferred Sales Charge	121
Transamerica Science & Technology
Received by Underwriter	$3
Retained by Underwriter	—	(a)
Contingent Deferred Sales Charge	2
Transamerica Short-Term Bond
Received by Underwriter	$197
Retained by Underwriter	41
Contingent Deferred Sales Charge	4
Transamerica Small/Mid Cap Value
Received by Underwriter	$73
Retained by Underwriter	11
Contingent Deferred Sales Charge	72
Transamerica Templeton Global
Received by Underwriter	$20
Retained by Underwriter	3
Contingent Deferred Sales Charge	6
Transamerica Value Balanced
Received by Underwriter	$6
Retained by Underwriter	1
Contingent Deferred Sales Charge	4

(a) Rounds to less than $1.

Administrative services: The Funds have entered into agreements with TFS for financial and legal fund administration services. The Funds pay TFS an annual fee of 0.02% of ANA. The Legal fees on the Statements of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Funds pay TFS an annual per-account charge for each open and closed account. The Funds paid TFS the following amounts for the period ended April 30, 2009:

Fund	Fees
Transamerica Balanced	$181
Transamerica Convertible Securities	21
Transamerica Equity	983
Transamerica Flexible Income	41
Transamerica Growth Opportunities	306
Transamerica High Yield Bond	46
Transamerica Legg Mason Partners All Cap	177
Transamerica Money Market	228
Transamerica Science & Technology	27
Transamerica Short-Term Bond	9
Transamerica Small/Mid Cap Value	448
Transamerica Templeton Global	318
Transamerica Value Balanced	61

Brokerage commissions: There were no brokerage commissions incurred on security transactions placed with affiliates of the advisers or sub-advisers for the period ended April 30, 2009.

Deferred compensation plan: Each eligible Independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan (the “Plan”) maintained by Transamerica Funds. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds, including the Funds, or investment options under Transamerica Partners Institutional Funds Group or Transamerica Institutional Asset Allocation Funds, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is a claim against the general assets of all series of Transamerica Funds.

82

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee was deemed to have been elected to serve as Trustee Emeritus of Transamerica Funds upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts were to be accrued by Transamerica Funds on a pro rata basis allocable to each Transamerica Fund based on the relative assets of the Fund. If retainers increased in the future, past accruals (and credits) would be adjusted upward so that 50% of the Trustee’s current retainer was accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred became payable to a Trustee Emeritus (or his/her beneficiary). Upon the commencement of service as Trustee Emeritus, compensation would be paid on a quarterly basis during the time period that the Trustee Emeritus was allowed to serve as such.

At April 30, 2009, the Funds’ liabilities related to the Emeritus Plan were as follows:

Fund	Emeritus Fees
Transamerica Balanced	$1
Transamerica Convertible Securities	1
Transamerica Equity	6
Transamerica Flexible Income	1
Transamerica Growth Opportunities	1
Transamerica High Yield Bond	1
Transamerica Legg Mason Partners All Cap	1
Transamerica Money Market	—	(a)
Transamerica Science & Technology	—	(a)
Transamerica Short-Term Bond	1
Transamerica Small/Mid Cap Value	2
Transamerica Templeton Global	1
Transamerica Value Balanced	—	(a)

(a) Rounds to less than $1.

Amounts deferred and accrued under the Emeritus Plan are claims against the general assets of Transamerica Funds.

The Emeritus Plan was terminated effective October 30, 2007. Upon the termination, the Funds continue to pay any remaining benefits in accordance with the Plan, but no further compensation is accrued under the Plan.

NOTE 3.   INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2009 were as follows:

	Purchases of securities:		Proceeds from maturities and sales of securities:
Fund	Long-term	U.S. Government	Long-term	U.S. Government
Transamerica Balanced	$43,300	$11,816	$47,239	$17,064
Transamerica Convertible Securities	71,316	—	117,254	—
Transamerica Equity	193,440	—	187,309	—
Transamerica Flexible Income	86,612	32,961	110,268	43,963
Transamerica Growth Opportunities	45,812	—	49,696	—
Transamerica High Yield Bond	69,483	—	156,244	—
Transamerica Legg Mason Partners All Cap	9,654	—	20,289	—
Transamerica Science & Technology	17,809	—	15,994	—
Transamerica Short-Term Bond	397,745	5,181	279,364	6,318
Transamerica Small/Mid Cap Value	155,296	—	323,347	—
Transamerica Templeton Global	11,826	—	14,589	—
Transamerica Value Balanced	10,893	3,778	12,745	4,402

NOTE 4.   FEDERAL INCOME TAX MATTERS

The Funds have not made any provisions for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Management has evaluated the Funds’ tax provisions taken for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses and distribution reclasses.

83

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 5.   ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statement disclosures.

NOTE 6. SUBSEQUENT EVENT

Effective May 1, 2009 for Transamerica Short Term Bond, TAM has contractually agreed, through May 1, 2010, to waive 0.10% of its 0.62% advisory fee. As the result of a contractual waiver, 0.10% of the 0.35% 12b-1 fee on Class A shares will be waived through May 1, 2010. In addition, contractual arrangements have been made with TAM through March 1, 2010, to waive fees and/or reimburse fund expenses to the extent such expenses exceed 0.85%, excluding 12b-1 fees and certain extraordinary expenses. If the total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Fund may be required to pay the adviser a portion or all of the reimbursed expenses.

84

TRANSAMERICA BALANCED

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Balanced (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Transamerica Investment Management, LLC (“TIM” or, the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Trustees noted that the Fund’s performance was strong compared to its peer universe for the past 1-year period, above the median for the past 3-year period, and in line with the median for the past 5-year period.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees and total expenses were above the medians for its peer group and peer universe. and they also noted management’s statements about the challenges reflected in the peer group.  Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

85

TRANSAMERICA CONVERTIBLE SECURITIES

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Convertible Securities (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Transamerica Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Trustees noted that the Fund’s performance was strong compared to its peer universe for the past 1-, 3- and 5-year periods.  The Trustees considered that the Fund’s risk/reward profile is well above median, indicating attractive returns commensurate with the risk taken.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees and total expenses were above the medians for its peer group and peer universe.  Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that despite a flat sub-advisory fee schedule TAM offers breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

86

TRANSAMERICA EQUITY

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Equity (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Transamerica Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Trustees noted that the Fund’s performance was in line with the median for its peer universe for the past 1-year period, strong compared to its peer universe for the past 3-year period and above the median for the past 5-year period.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were in line with the medians for its peer group and peer universe and that the total expenses of the Fund were above the medians for its peer group and peer universe.  Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

87

TRANSAMERICA FLEXIBLE INCOME

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Flexible Income (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Transamerica Investment Management, LLC (“TIM” or, the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-, 3- and 5-year periods.  The Trustees recognized that the longer-term underperformance can be attributed to the Fund’s prior sub-adviser, noting that TIM took over the management of the Fund on March 1, 2004.  The Trustees considered that the Fund’s recent underperformance was driven in part by overweighting in corporate and high-yield bond investments, but they noted that they would be monitoring performance closely and expected to see improvement.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s proposed investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe and that the total expenses of the Fund above the medians for its peer group and peer universe.  The Trustees further noted that TAM voluntarily lowered its fees in 2007 and again for 2008.  Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

88

TRANSAMERICA GROWTH OPPORTUNITIES

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Growth Opportunities (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Transamerica Investment Management, LLC (“TIM” or, the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Trustees noted that the Fund’s performance was above the median for its peer universe for the past 1- and 3-year periods and slightly above the median for the past 5-year period.  The Trustees recognized that the longer-term underperformance can be partially attributed to the Fund’s prior sub-adviser, noting that TIM took over the management of the Fund in 2005.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were below the median for its peer group and in line with the median for its peer universe and that the total expenses of the Fund were above the medians for its peer group and peer universe.  Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which currently is resulting in TAM waiving fees for certain share classes for the benefit of shareholders.

89

TRANSAMERICA HIGH YIELD BOND

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica High Yield Bond (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and AEGON USA Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was in line with the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5-year period.  The Board noted that prior to March 2005, the Fund’s mandate was limited to 75% in high-yield bonds and relative to its peer funds, this higher quality structural limitation hurt the Fund as high-yield bonds outperformed investment-grade bonds over the past several years.  The Board noted that they would be monitoring performance closely.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were in line with the median for its peer group and slightly below the median for its peer universe and that the total expenses of the Fund were above the medians for its peer group and peer universe.  Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

90

TRANSAMERICA LEGG MASON PARTNERS ALL CAP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Legg Mason Partners All Cap (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and ClearBridge Advisors, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was below the median for its peer universe for the past 1- and 3-year periods and slightly below the median for the past 5-year period, and that they would be monitoring performance closely and expected improvement.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees is in line with the median for its peer group and above the median for its peer universe and that the total expenses of the Fund were above the medians for its peer group and peer universe.  The Board noted further that sub-advisory fees were renegotiated for 2008.  Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

91

TRANSAMERICA MONEY MARKET

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Money Market (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Transamerica Investment Management, LLC (“TIM” or, the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Trustees noted that the Fund’s performance was in line with the median for its peer universe for the past 1-, 3-, and 5-year periods.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were below the median for its peer group and in line with the median for its peer universe and that the total expenses of the Fund were below the medians for its peer group and peer universe.  Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, the nature of the Fund and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board considered the specific reasons for the absence of breakpoints, and concluded that the absence of breakpoints was acceptable under the circumstances.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which currently is resulting in TAM waiving a substantial amount of fees for the benefit of shareholders.

92

TRANSAMERICA SCIENCE & TECHNOLOGY

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Science & Technology (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Transamerica Investment Management, LLC (“TIM” or, the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Trustees noted that the Fund’s performance was strong compared to its peer universe for the past 1-year period, slightly above the median for the past 3-year period, and in line with the median for the past 5-year period.  The Board also noted that the performance of the Fund prior to August, 2006 could be attributed in part to the Fund’s prior sub-adviser.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees and total expenses were below the medians for its peer group and peer universe.  Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which currently is resulting in TAM waiving a substantial amount of fees for the benefit of shareholders.

93

TRANSAMERICA SHORT-TERM BOND

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Short-Term Bond (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Transamerica Investment Management, LLC (“TIM” or, the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for trailing periods ended December 31, 2007, noting that the Fund’s inception date was November 8, 2004.  The Trustees noted that the Fund’s performance was below the median for its peer universe for the past 1- year period and in line with the median for the past 3-year period.  The Board noted that they would be monitoring performance closely.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe but that the total expenses of the Fund were below the medians for its peer group and peer universe.  Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

94

TRANSAMERICA SMALL/MID CAP VALUE

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Small/Mid Cap Value (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Transamerica Investment Management, LLC (“TIM” or, the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was strong compared to its peer universe for the past 1-, 3- and 5-year periods.  The Board also noted that the Fund’s 5-year performance could not be attributed completely to the Sub-Adviser’s current management team, which assumed management of the Fund in March 2004.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were below the medians for its peer group and peer universe and that the total expenses of the Fund were in line with the medians for its peer group and peer universe.  Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

95

TRANSAMERICA TEMPLETON GLOBAL

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Templeton Global (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC (“TIM”) (collectively the “Sub-Advisers”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Advisers such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Advisers.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Advisers as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Advisers to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Advisers are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Advisers for this series and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Advisers, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Advisers.  The Trustees determined that TAM and the Sub-Advisers can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Trustees noted that the Fund’s performance was in line with the median for its peer universe for the past 1-year period and below the median for its peer universe for the past 3- and 5-year periods.  The Trustees recognized that the longer-term underperformance can partly be attributed to the Fund’s prior sub-advisers of the domestic portion of the Fund, noting that TIM took over the management of the domestic portion of the Fund in August 2006.  The Board noted they would be monitoring performance closely.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Advisers, the Board concluded that TAM and the Sub-Advisers are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were below the median for its peer group and slightly above median for the peer universe and that the total expenses of the Fund were slightly above the median for its peer group and above the median for its peer universe.  Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Advisers.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Advisers offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Advisers, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Advisers from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Advisers from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which currently is resulting in TAM waiving fees for the benefit of shareholders.

96

TRANSAMERICA VALUE BALANCED

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Value Balanced (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Transamerica Investment Management, LLC (“TIM” or, the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-year period and in line with the median for the past 3- and 5-year periods.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe and that the total expenses of the Fund were above the medians for its peer group and peer universe.  Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.  The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which currently is resulting in TAM waiving fees for certain share classes for the benefit of shareholders.

97

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statements of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamericafunds.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday—Friday. Your request will take effect within 30 days.

98

P.O. Box 9012

Clearwater, FL 33758-9012

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Closed Funds

Semi-Annual Report

April 30, 2009

www.transamericafunds.com

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Dear Fellow Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial advisor in the future.  We value the trust you have placed in us.

This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to recognize and understand current market conditions in order to provide a context for reading this report.  Equity and fixed-income markets have continued to remain volatile over the past six months while exhibiting some signs of price improvement in March and April of 2009. The Federal Reserve has sought to stabilize financial markets by providing liquidity, and the Treasury department has taken an active role in the restructuring of financial companies and markets.  At the end of 2008, and during the beginning of 2009, credit markets exhibited some signs of thawing, with improvement in returns, particularly within the high yield sector.   While data has been mixed, there has been some evidence of an improvement in housing demand and construction spending.  Additionally, consumer confidence has risen as investors look beyond weak economic and unemployment data.  Oil prices have risen from their lows in 2008 while most major foreign currencies remain relatively weak against the U.S. dollar.  For the six months ending April 30, 2009, the Dow Jones Industrial Average returned -10.78%, the Standard & Poor’s 500 Index returned -8.53%, and the Barclays Capital Aggregate U.S. Bond Index returned 7.74%.  Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial advisor is a key resource to help you build a complete picture of your current and future financial needs.  Financial advisors are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial advisor, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial advisor if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

John K. Carter	Christopher A. Staples
President & Chief Executive Officer	Vice President & Chief Investment Officer
Transamerica Funds	Transamerica Funds

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions and redemption fees; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2008 and held for the entire period until April 30, 2009.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (a)	Ending Account Value	Expenses Paid During Period (a)	Annualized Expense Ratio
Transamerica American Century Large Company Value
Class A	$1,000.00	$886.60	$7.16	$1,017.21	$7.65	1.53%
Class B	1,000.00	885.67	8.14	1,016.17	8.70	1.74
Class C	1,000.00	887.30	6.60	1,017.80	7.05	1.41
Class I	1,000.00	889.44	4.12	1,020.43	4.41	0.88
Transamerica Clarion Global Real Estate Securities
Class A	1,000.00	848.71	7.43	1,016.76	8.10	1.62
Class B	1,000.00	846.84	8.33	1,015.77	9.10	1.82
Class C	1,000.00	849.62	5.69	1,018.65	6.21	1.24
Class I	1,000.00	851.43	4.32	1,020.13	4.71	0.94
Transamerica Evergreen Health Care
Class A	1,000.00	931.43	7.14	1,017.41	7.45	1.49
Class B	1,000.00	932.07	8.05	1,016.46	8.40	1.68
Class C	1,000.00	934.32	6.04	1,018.55	6.31	1.26
Class I	1,000.00	934.10	4.56	1,020.08	4.76	0.95
Transamerica Jennison Growth
Class A	1,000.00	1,018.16	7.86	1,017.01	7.85	1.57
Class B	1,000.00	1,018.11	7.56	1,017.31	7.55	1.51
Class C	1,000.00	1,019.33	6.81	1,018.05	6.80	1.36
Class I	1,000.00	1,021.54	4.31	1,020.53	4.31	0.86
Transamerica Marsico Growth
Class A	1,000.00	926.40	6.59	1,017.95	6.90	1.38
Class B	1,000.00	925.80	7.02	1,017.50	7.35	1.47
Class C	1,000.00	926.48	6.07	1,018.50	6.36	1.27
Class I	1,000.00	928.22	4.06	1,020.58	4.26	0.85
Transamerica MFS International Equity
Class A	1,000.00	949.09	8.99	1,015.57	9.30	1.86
Class B	1,000.00	948.72	10.48	1,014.03	10.84	2.17
Class C	1,000.00	951.75	8.42	1,016.17	8.70	1.74
Class I	1,000.00	951.37	5.61	1,019.04	5.81	1.16
Transamerica PIMCO Real Return TIPS
Class A	1,000.00	1,094.22	4.73	1,020.28	4.56	0.91
Class B	1,000.00	1,094.08	4.98	1,020.03	4.81	0.96
Class C	1,000.00	1,094.60	4.67	1,020.33	4.51	0.90
Class I	1,000.00	1,095.67	3.90	1,021.08	3.76	0.75
Transamerica PIMCO Total Return
Class A	1,000.00	1,079.28	5.46	1,019.54	5.31	1.06
Class B	1,000.00	1,078.17	5.56	1,019.44	5.41	1.08
Class C	1,000.00	1,079.12	5.00	1,019.98	4.86	0.97
Class I	1,000.00	1,080.53	3.87	1,021.08	3.76	0.75

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)       5% return per year before expenses.

1

Schedules of Investments Composition

At April 30, 2009

(the following charts summarize the Schedule of Investments of each Fund by asset type)

(unaudited)

Transamerica American Century Large Company Value

Common Stocks	93.6%
Repurchase Agreement	5.9
Convertible Preferred Stock	0.1
Other Assets and Liabilities, netΩ	0.4
Total	100.0%

Transamerica Clarion Global Real Estate Securities

Common Stocks	98.4%
Repurchase Agreement	1.6
Right	0.0	*
Other Assets and Liabilities, netΩ	0.0	*
Total	100.0%

Transamerica Evergreen Health Care

Common Stocks	93.7%
Repurchase Agreement	2.5
Preferred Stock	1.8
Warrants	0.0 *
Other Assets and Liabilities, netΩ	2.0
Total	100.0%

Transamerica Jennison Growth

Common Stocks	99.5%
Repurchase Agreement	1.4
Other Assets and Liabilities, netΩ	(0.9)
Total	100.0%

Transamerica Marsico Growth

Common Stocks	88.3%
Repurchase Agreement	10.4
Preferred Stock	0.3
Other Assets and Liabilities, netΩ	1.0
Total	100.0%

Transamerica MFS International Equity

Common Stocks	97.7%
Repurchase Agreement	2.0
Other Assets and Liabilities, netΩ	0.3
Total	100.0%

Transamerica PIMCO Real Return TIPS

U.S. Government Obligations	101.8%
U.S. Government Agency Obligations	26.3
Corporate Debt Securities	16.3
Foreign Government Obligations	3.1
Repurchase Agreement	2.5
Mortgage-Backed Securities	1.4
Municipal Government Obligations	0.9
Loan Assignments	0.7
Asset-Backed Securities	0.2
Short-Term U.S. Government Obligation	0.2
Convertible Preferred Stock	0.0 *
Other Assets and Liabilities, netΩ	(53.4)
Total	100.0%

Transamerica PIMCO Total Return

U.S. Government Agency Obligations	82.3%
Corporate Debt Securities	35.6
U.S. Government Obligations	15.5
Mortgage-Backed Securities	9.2
Municipal Government Obligations	5.4
Asset-Backed Securities	4.2
Foreign Government Obligations	3.5
Loan Assignments	0.9
Convertible Preferred Stocks	0.3
Preferred Stocks	0.2
Short-Term U.S. Government Obligations	0.1
Purchased Swaptions	0.0 *
Other Assets and Liabilities, netΩ	(57.2)
Total	100.0%

ΩThe Other Assets and Liabilities, net category may include, but is not limited to, forward currency contracts, futures contracts, swap agreements, written options and swaptions, and securities sold short.

*Amount rounds to less than 0.05% or (0.05%).

2

Transamerica American Century Large Company Value

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK (0.1%)
Capital Markets (0.1%)
Legg Mason, Inc., 7.00% ▲	21,500	$463
Total Convertible Preferred Stock (cost $406)

COMMON STOCKS (93.6%)
Aerospace & Defense (1.3%)
Northrop Grumman Corp.	92,100	4,453
Beverages (2.0%)
Coca-Cola Co.	137,600	5,924
Pepsi Bottling Group, Inc.	28,300	885
Biotechnology (1.3%)
Amgen, Inc. ‡	94,000	4,556
Capital Markets (3.6%)
Ameriprise Financial, Inc.	87,800	2,314
Bank of New York Mellon Corp.	136,300	3,473
Goldman Sachs Group, Inc.	32,000	4,111
Morgan Stanley	103,000	2,435
Chemicals (2.2%)
E.I. duPont de Nemours & Co.	148,800	4,152
PPG Industries, Inc.	75,900	3,343
Commercial Banks (3.2%)
PNC Financial Services Group, Inc.	33,200	1,318
US Bancorp	142,000	2,587
Wells Fargo & Co.	357,300	7,150
Commercial Services & Supplies (1.9%)
Avery Dennison Corp.	46,600	1,339
Pitney Bowes, Inc.	64,900	1,593
RR Donnelley & Sons Co.	141,700	1,651
Waste Management, Inc.	72,200	1,925
Communications Equipment (0.8%)
Cisco Systems, Inc. ‡	137,200	2,651
Computers & Peripherals (2.2%)
Hewlett-Packard Co.	102,400	3,684
International Business Machines Corp.	36,500	3,767
Diversified Consumer Services (0.6%)
H&R Block, Inc.	127,100	1,924
Diversified Financial Services (4.9%)
Bank of America Corp.	549,400	4,906
JPMorgan Chase & Co.	368,200	12,151
Diversified Telecommunication Services (6.3%)
AT&T, Inc. ¡	523,600	13,415
Embarq Corp.	22,300	815
Verizon Communications, Inc.	250,700	7,606
Electric Utilities (2.8%)
Exelon Corp.	113,200	5,221
PPL Corp.	155,300	4,645
Energy Equipment & Services (0.6%)
National Oilwell Varco, Inc. ‡	64,400	1,950
Food & Staples Retailing (3.2%)
Kroger Co.	124,800	2,698
Walgreen Co.	120,700	3,793
Wal-Mart Stores, Inc.	94,000	4,737
Food Products (0.9%)
Unilever NV	164,000	3,246
Health Care Equipment & Supplies (0.8%)
Medtronic, Inc.	90,300	2,890
Health Care Providers & Services (0.7%)
Aetna, Inc.	32,900	724
Quest Diagnostics, Inc.	34,700	1,781
Hotels, Restaurants & Leisure (0.6%)
Darden Restaurants, Inc.	18,600	688
Starbucks Corp. ‡	88,600	1,281
Household Durables (0.7%)
Newell Rubbermaid, Inc.	235,100	2,457
Independent Power Producers & Energy Traders (0.5%)
NRG Energy, Inc. ‡	92,300	1,660
Industrial Conglomerates (4.2%)
General Electric Co.	1,009,200	12,767
Tyco International, Ltd.	74,800	1,777
Insurance (3.2%)
Allstate Corp.	169,100	3,945
Loews Corp.	53,800	1,339
Torchmark Corp.	62,000	1,818
Travelers Cos., Inc.	97,500	4,012
IT Services (0.5%)
Fiserv, Inc. ‡	47,100	1,758
Machinery (2.7%)
Dover Corp.	89,400	2,752
Ingersoll-Rand Co., Ltd. -Class A	157,400	3,426
Parker Hannifin Corp.	69,500	3,152
Media (3.9%)
CBS Corp. -Class B	327,400	2,305
Comcast Corp. -Class A	178,700	2,763
Time Warner Cable, Inc. -Class A	46,947	1,513
Time Warner, Inc.	192,300	4,197
Viacom, Inc. -Class B ‡	164,000	3,155
Metals & Mining (0.5%)
Nucor Corp.	42,700	1,737
Multiline Retail (0.6%)
Kohl’s Corp. ‡	47,600	2,159
Office Electronics (0.3%)
Xerox Corp.	170,500	1,042
Oil, Gas & Consumable Fuels (15.6%)
Apache Corp.	37,000	2,696
Chevron Corp.	190,500	12,592
ConocoPhillips	237,000	9,717
Devon Energy Corp.	33,000	1,711
Exxon Mobil Corp.	269,600	17,973
Occidental Petroleum Corp.	15,900	895
Royal Dutch Shell PLC -Class A ADR	178,800	8,168
Paper & Forest Products (1.0%)
International Paper Co.	74,700	946
Weyerhaeuser Co.	72,100	2,542
Pharmaceuticals (12.2%)
Abbott Laboratories	71,200	2,980
Eli Lilly & Co.	131,400	4,326
Johnson & Johnson	207,700	10,875
Merck & Co., Inc.	222,500	5,393
Pfizer, Inc.	863,700	11,540
Wyeth	160,600	6,809

The notes to the financial statements are an integral part of this report.

3

	Shares	Value
Real Estate Investment Trusts (0.7%)
Developers Diversified Realty Corp. §	2,658	$11
Host Hotels & Resorts, Inc.	115,400	887
Simon Property Group, Inc.	31,200	1,610
Semiconductors & Semiconductor Equipment (0.7%)
Applied Materials, Inc.	72,200	882
Intel Corp.	105,600	1,666
Software (1.8%)
Microsoft Corp.	177,600	3,598
Oracle Corp.	139,900	2,706
Specialty Retail (2.8%)
Best Buy Co., Inc.	48,400	1,858
Gap, Inc.	115,700	1,798
Home Depot, Inc.	138,200	3,637
Staples, Inc.	110,700	2,283
Textiles, Apparel & Luxury Goods (0.5%)
V.F. Corp.	26,700	1,583
Tobacco (1.3%)
Altria Group, Inc.	132,700	2,167
Lorillard, Inc.	36,000	2,273
Total Common Stocks (cost $446,639)		323,638

	Principal
REPURCHASE AGREEMENT (5.9%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $20,363 on 05/01/2009 •	$20,363	20,363
Total Repurchase Agreement (cost $20,363)

Total Investment Securities (cost $467,408) #		344,464
Other Assets and Liabilities, net		1,408

Net Assets		$345,872

FUTURES CONTRACTS:

Description	Contracts Г	Expiration Date	Net Unrealized Appreciation
S&P 500 E-Mini Index	389	06/19/2009	$2,402

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 04/30/2009.
‡	Non-income producing security.
¡	A portion of this security is held at the broker in the amount of $5,124 to cover margin requirements for open futures contracts.
§	Illiquid. Investment securities aggregated to $11, or less than 0.00%, of the Fund’s net assets.
Г	Contract amounts are not in thousands.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 4.54% to 5.22%, maturity dates of 08/01/2034, and with market values plus accrued interests of $20,770.

#

Aggregate cost for federal income tax purposes is $467,408. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,512 and $132,456, respectively. Net unrealized depreciation for tax purposes is $122,944.

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities				Other Financial Instruments*
Level 1	Level 2	Level 3	Total Investments in Securities	Level 1	Level 2	Level 3
$324,101	$20,363	$—	$344,464	$—	$2,402	$—

*Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

4

Transamerica Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.4%)
Australia (8.6%)
CFS Retail Property Trust REIT	1,020,400	$1,220
Dexus Property Group -Subscription Shares REIT ‡	1,342,844	712
Dexus Property Group REIT	4,699,954	2,493
Goodman Group REIT	3,416,769	919
GPT Group REIT	1,384,684	473
Mirvac Group REIT	1,894,819	1,439
Stockland REIT	456,600	1,042
Westfield Group REIT	1,172,543	9,144
Belgium (0.0%)
Cofinimmo REIT	90	10
Bermuda (1.5%)
Hongkong Land Holdings, Ltd.	442,900	1,107
Kerry Properties, Ltd.	652,800	1,997
Brazil (0.4%)
BR Malls Participacoes SA ‡	115,100	861
Canada (2.1%)
Calloway -144A REIT ‡	40,600	362
Calloway REIT	87,600	782
Canadian REIT	57,800	945
Primaris Retail REIT	47,700	417
RioCan REIT	158,500	1,817
France (6.3%)
Fonciere Des Regions REIT	73	4
ICADE REIT	14,760	1,144
Klepierre REIT	75,550	1,692
Mercialys SA REIT	46,237	1,422
SILIC REIT	6,877	580
Unibail-Rodamco REIT	53,640	8,051
Germany (0.2%)
Deutsche Euroshop AG	14,477	411
Hong Kong (13.7%)
Cheung Kong Holdings, Ltd.	611,824	6,371
Hang Lung Group, Ltd.	505,048	1,867
Hang Lung Properties, Ltd.	1,079,600	3,072
Henderson Land Development Co., Ltd.	318,000	1,498
Hysan Development Co., Ltd.	359,400	657
Link REIT	1,269,300	2,476
Sino Land Co.	578,700	747
Sun Hung Kai Properties, Ltd.	975,045	10,158
Wharf Holdings, Ltd.	296,050	984
Japan (16.0%)
AEON Mall Co., Ltd.	48,900	639
Daito Trust Construction Co., Ltd.	44,700	1,854
Frontier Real Estate Investment Corp. REIT	138	758
Japan Logistics Fund, Inc. -Class A REIT	107	637
Japan Real Estate Investment Corp. -Class A REIT	415	2,932
Japan Retail Fund Investment Corp. -Class A REIT	184	646
Mitsubishi Estate Co., Ltd.	639,200	8,316
Mitsui Fudosan Co., Ltd.	550,500	6,899
Nippon Accommodations Fund, Inc. -Class A REIT	68	300
Nippon Building Fund, Inc. -Class A REIT	343	2,779
Nomura Real Estate Office Fund, Inc. -Class A REIT	88	454
NTT Urban Development Corp.	485	391
Orix, Inc. -Class A REIT	118	443
Sumitomo Realty & Development Co., Ltd.	364,500	4,343
Tokyu, Inc. REIT	87	401
United Urban Investment Corp. -Class A REIT	140	632
Netherlands (2.4%)
Corio NV REIT	61,160	2,734
Eurocommercial Properties NV REIT	35,461	1,051
Vastned Retail NV REIT	8,920	394
Wereldhave NV REIT	8,735	602
Singapore (3.6%)
Ascendas REIT ‡	1,664,039	1,506
Capitaland, Ltd.	1,780,650	3,320
CapitaMall Trust REIT ‡	2,616,214	2,208
Starhill Global -Class Trabajo share REIT ‡	838,500	272
Sweden (0.6%)
Castellum AB	147,840	941
Hufvudstaden AB -Class A	60,091	362
Switzerland (0.8%)
PSP Swiss Property AG ‡	34,940	1,647
United Kingdom (5.1%)
British Land Co. PLC REIT	303,186	1,932
Derwent London PLC REIT	39,119	485
Great Portland Estates PLC REIT	95,410	433
Hammerson PLC REIT	416,162	1,949
Land Securities Group PLC REIT	503,332	4,188
Liberty International PLC REIT	100,950	598
Safestore Holdings PLC	574,000	667
United States (37.1%)
Acadia Realty Trust REIT	49,710	721
Alexandria Real Estate Equities, Inc. REIT	36,400	1,328
AMB Property Corp. REIT	108,800	2,077
AvalonBay Communities, Inc. REIT	39,325	2,234
BioMed Realty Trust, Inc. REIT	41,000	468
Boston Properties, Inc. REIT	57,100	2,822
BRE Properties, Inc. -Class A REIT	58,900	1,447
Corporate Office Properties Trust REIT	36,300	1,109
Digital Realty Trust, Inc. REIT	73,400	2,643
Duke Realty Corp. REIT	75,800	741
Equity Lifestyle Properties, Inc. REIT	8,900	353
Equity Residential REIT	117,800	2,696
Essex Property Trust, Inc. REIT	25,500	1,619
Extra Space Storage, Inc. REIT	65,100	463
Federal Realty Investment Trust REIT	67,700	3,737
Health Care Property Investors, Inc. REIT	95,500	2,096
Health Care, Inc. REIT	66,300	2,259
Highwoods Properties, Inc. REIT	59,600	1,430
Home Properties, Inc. REIT	29,500	1,075
Hospitality Properties Trust REIT	39,700	486

The notes to the financial statements are an integral part of this report.

5

	Shares	Value
United States (continued)
Host Hotels & Resorts, Inc. REIT	382,743	$2,943
Kimco Realty Corp. REIT	53,900	648
LaSalle Hotel Properties REIT	22,700	271
Liberty Property Trust REIT	107,500	2,617
Macerich Co. REIT	96,100	1,685
Nationwide Health Properties, Inc. REIT	109,900	2,713
Omega Healthcare Investors, Inc. REIT	80,900	1,272
ProLogis REIT	282,200	2,571
Public Storage, Inc. REIT	64,000	4,278
Regency Centers Corp. REIT	49,100	1,839
Simon Property Group, Inc. REIT	170,807	8,813
SL Green Realty Corp. REIT	30,900	546
Tanger Factory Outlet Centers REIT	53,000	1,766
Taubman Centers, Inc. REIT	73,200	1,744
UDR, Inc. REIT	187,583	1,889
Ventas, Inc. REIT	92,000	2,635
Vornado Realty Trust REIT	99,261	4,852
Weingarten Realty Investors REIT	31,500	490
Total Common Stocks (cost $289,687)		199,963

RIGHT (0.0%)
United Kingdom (0.0%)
Liberty International PLC REIT Ә ‡	26,266	35
Total Right (cost $0)

	Principal
REPURCHASE AGREEMENT (1.6%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $3,153 on 05/01/2009 •	$3,153	3,153
Total Repurchase Agreement (cost $3,153)

Total Investment Securities (cost $292,840) #		203,151
Other Assets and Liabilities, net		30

Net Assets		$203,181

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Real Estate Investment Trusts	69.4%	$140,889
Real Estate Management & Development	29.0	59,109
Investment Securities, at Value	98.4	199,998
Short-Term Investments	1.6	3,153
Total Investments	100.0%	$203,151

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Ә	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 5.22%, a maturity date of 08/01/2034, and with a market value plus accrued interest of $3,217.
#

Aggregate cost for federal income tax purposes is $292,840. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,726 and $91,415, respectively. Net unrealized depreciation for tax purposes is $89,689.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2009, these securities aggregated $362, or 0.18%, of the Fund’s net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$199,963	$3,188	$—	$203,151

The notes to the financial statements are an integral part of this report.

6

Transamerica Evergreen Health Care

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCK (1.8%)
Health Care Equipment & Supplies (1.8%)
Fresenius AG, 1.22% ▲	13,237	$684
Total Preferred Stock (cost $713)

COMMON STOCKS (93.7%)
Biotechnology (25.5%)
Alexion Pharmaceuticals, Inc. ‡	13,565	453
Amgen, Inc. ‡	17,039	826
Antisoma PLC ‡	236,555	95
Biogen IDEC, Inc. ‡	9,922	480
BioMarin Pharmaceutical, Inc. ‡	25,470	328
Celgene Corp. ‡	16,862	720
Cephalon, Inc. ‡	8,381	550
Cepheid, Inc. ‡	22,319	216
Genzyme Corp. ‡	11,063	590
Gilead Sciences, Inc. ‡	22,076	1,011
Incyte Corp., Ltd. ‡	44,190	104
Novavax, Inc. ‡	84,951	207
Onyx Pharmaceuticals, Inc. ‡	39,431	1,022
Orchid Cellmark, Inc. ‡	63,091	63
OSI Pharmaceuticals, Inc. ‡	26,920	904
Theratechnologies, Inc. ‡	336,730	799
Theratechnologies, Inc. -144A ‡	10,000	24
United Therapeutics Corp. ‡	5,574	350
Vertex Pharmaceuticals, Inc. ‡	23,329	719
Chemicals (1.7%)
Monsanto Co.	7,256	616
Food & Staples Retailing (2.3%)
CVS Caremark Corp.	26,737	850
Health Care Equipment & Supplies (18.8%)
Abiomed, Inc. ‡	21,009	140
Alcon, Inc.	4,245	391
Baxter International, Inc.	9,037	438
Becton Dickinson & Co.	5,202	315
Covidien, Ltd.	14,682	484
Gen-Probe, Inc. ‡	11,236	541
Hologic, Inc. ‡	28,838	429
Inverness Medical Innovations, Inc. ‡	27,689	893
Medtronic, Inc.	10,220	327
NMT Medical, Inc. ‡	38,152	34
NuVasive, Inc. ‡	10,630	403
ResMed, Inc. ‡	18,460	710
St Jude Medical, Inc. ‡	21,937	735
Thoratec Corp. ‡	15,179	441
Zimmer Holdings, Inc. ‡	9,720	428
Zoll Medical Corp. ‡	15,798	254
Health Care Providers & Services (6.6%)
Express Scripts, Inc. -Class A ‡	17,549	1,123
Fresenius Medical Care AG	19,672	774
Medco Health Solutions, Inc. ‡	12,254	534
Health Care Technology (2.1%)
Cerner Corp. ‡	13,451	724
Medipattern Corp. ‡ ∞	159,723	31
Medipattern Corp. ‡ §	171,935	34
Life Sciences Tools & Services (10.6%)
AMAG Pharmaceuticals, Inc. ‡	19,661	882
Covance, Inc. ‡	11,053	434
ENZO Biochem, Inc. ‡	66,241	272
Life Technologies Corp. ‡	26,786	999
Pharmaceutical Product Development, Inc.	19,946	391
Qiagen NV ‡	28,358	467
Sequenom, Inc. ‡ §	35,980	130
Thermo Fisher Scientific, Inc. ‡	9,410	330
Pharmaceuticals (26.1%)
Abbott Laboratories	14,378	602
Allergan, Inc.	10,929	510
Auxilium Pharmaceuticals, Inc. ‡	28,511	653
Bayer AG ‡	32,845	1,633
Biodel, Inc. ‡	17,139	82
Bristol-Myers Squibb Co.	41,171	790
Chugai Pharmaceutical Co., Ltd.	22,900	424
Eurand NV ‡	50,368	554
Johnson & Johnson	7,320	383
Merck & Co., Inc.	25,652	622
Pfizer, Inc.	78,920	1,054
Roche Holding AG	4,388	556
Schering-Plough Corp.	30,077	692
Shire PLC ADR	12,147	453
Spectrum Pharmaceuticals, Inc. ‡	50,022	122
Teva Pharmaceutical Industries, Ltd. ADR	10,638	467
Total Common Stocks (cost $38,761)		34,612

WARRANTS (0.0%)
Biotechnology (0.0%)
Novavax, Inc. Ә	174,814	♦
Expiration: 07/31/2013
Exercise Price: $0.00
Pharmaceuticals (0.0%)
Mannkind Corp. Ә	30,624	♦
Expiration: 08/05/2020
Exercise Price: $0.00
Total Warrants (cost $1)		♦

	Principal
REPURCHASE AGREEMENT (2.5%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $940 on 05/01/2009 •	$940	940
Total Repurchase Agreement (cost $940)

Total Investment Securities (cost $40,415) #		36,236
Other Assets and Liabilities, net		738

Net Assets		$36,974

The notes to the financial statements are an integral part of this report.

7

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 04/30/2009.
‡	Non-income producing security.
§	Illiquid. Investment securities aggregated to $164, or 0.44%, of the Fund’s net assets.
Ә	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 3.74%, a maturity date of 04/01/2035, and with a market value plus accrued interest of $960.
#

Aggregate cost for federal income tax purposes is $40,415. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,086 and $7,265, respectively. Net unrealized depreciation for tax purposes is $4,179.

∞	Restricted security. At 04/30/2009, the Fund owned the following security (representing 0.08% of Net Assets) which was restricted as to public resale:

Description	Date of Acquisition	Shares	Cost	Value
Medipattern Corp.	07/16/2007	159,723	$168	$31

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2009, these securities aggregated $24, or 0.07%, of the Fund’s net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$35,296	$940	$—	$36,236

The notes to the financial statements are an integral part of this report.

8

Transamerica Jennison Growth

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.5%)
Aerospace & Defense (3.1%)
Lockheed Martin Corp.	60,000	$4,713
Raytheon Co.	75,600	3,419
Beverages (1.8%)
PepsiCo, Inc.	95,000	4,727
Biotechnology (6.3%)
Celgene Corp. ‡	107,000	4,571
Gilead Sciences, Inc. ‡	240,894	11,033
Vertex Pharmaceuticals, Inc. ‡	45,400	1,399
Capital Markets (5.3%)
Charles Schwab Corp.	337,500	6,237
Goldman Sachs Group, Inc.	61,500	7,903
Chemicals (3.3%)
Monsanto Co.	94,000	7,980
Potash Corp. of Saskatchewan, Inc.	10,500	908
Communications Equipment (11.9%)
Cisco Systems, Inc. ‡	506,400	9,784
Qualcomm, Inc.	310,600	13,144
Research In Motion, Ltd. ‡	130,900	9,098
Computers & Peripherals (7.4%)
Apple, Inc. ‡	67,900	8,545
Hewlett-Packard Co.	155,100	5,580
International Business Machines Corp.	56,500	5,831
Electrical Equipment (1.0%)
First Solar, Inc. ‡	15,000	2,809
Energy Equipment & Services (1.7%)
Schlumberger, Ltd.	58,600	2,871
Weatherford International, Ltd. ‡	98,000	1,630
Food & Staples Retailing (6.0%)
Costco Wholesale Corp.	99,000	4,811
CVS Caremark Corp.	148,600	4,723
Wal-Mart Stores, Inc.	137,500	6,930
Food Products (0.9%)
Cadbury PLC	305,300	2,292
Health Care Equipment & Supplies (4.2%)
Alcon, Inc.	57,500	5,291
Baxter International, Inc.	125,700	6,096
Health Care Providers & Services (2.3%)
Medco Health Solutions, Inc. ‡	141,300	6,154
Household Products (1.4%)
Colgate-Palmolive Co.	62,800	3,705
Internet & Catalog Retail (3.4%)
Amazon.com, Inc. ‡	114,400	9,212
Internet Software & Services (5.9%)
Baidu, Inc. ADR ‡	6,400	1,491
Google, Inc. -Class A ‡	36,300	14,373
IT Services (5.5%)
Infosys Technologies, Ltd. ADR	37,100	1,143
Mastercard, Inc. -Class A	25,600	4,696
Visa, Inc. -Class A	138,500	8,997
Life Sciences Tools & Services (0.3%)
Thermo Fisher Scientific, Inc. ‡	24,900	873
Media (1.6%)
Walt Disney Co.	196,000	4,292
Multiline Retail (1.6%)
Kohl’s Corp. ‡	68,900	3,125
Target Corp.	28,000	1,155
Oil, Gas & Consumable Fuels (5.5%)
Occidental Petroleum Corp.	87,900	4,948
Petroleo Brasileiro SA ADR	81,800	2,746
Southwestern Energy Co. ‡	120,900	4,335
XTO Energy, Inc.	78,800	2,731
Pharmaceuticals (7.2%)
Abbott Laboratories	82,100	3,436
Mylan, Inc. ‡	142,000	1,882
Roche Holding AG ADR	130,500	4,128
Shire PLC ADR	58,260	2,171
Teva Pharmaceutical Industries, Ltd. ADR	172,900	7,588
Semiconductors & Semiconductor Equipment (4.0%)
Applied Materials, Inc.	312,900	3,821
Intel Corp.	290,800	4,588
KLA-Tencor Corp.	79,800	2,214
Software (5.2%)
Adobe Systems, Inc. ‡	191,000	5,224
Microsoft Corp.	132,100	2,676
Oracle Corp.	183,600	3,551
SAP AG ADR	69,700	2,655
Specialty Retail (1.0%)
Home Depot, Inc.	56,500	1,487
Staples, Inc.	56,700	1,169
Textiles, Apparel & Luxury Goods (1.7%)
Nike, Inc. -Class B	85,530	4,488
Total Common Stocks (cost $257,666)		267,379

	Principal
REPURCHASE AGREEMENT (1.4%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $3,731 on 05/01/2009 •	$3,731	3,731
Total Repurchase Agreement (cost $3,731)

Total Investment Securities (cost $261,397) #		271,110
Other Assets and Liabilities, net		(2,323)

Net Assets		$268,787

The notes to the financial statements are an integral part of this report.

9

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 06/24/2009, and with a market value plus accrued interest of $3,810.
#

Aggregate cost for federal income tax purposes is $261,397. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $21,928 and $12,215, respectively. Net unrealized appreciation for tax purposes is $9,713.

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$267,379	$3,731	$—	$271,110

The notes to the financial statements are an integral part of this report.

10

Transamerica Marsico Growth

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCK (0.3%)
Commercial Banks (0.3%)
Wells Fargo & Co., 8.00% ▲	67,700	$1,252
Total Preferred Stock (cost $1,298)

COMMON STOCKS (88.3%)
Aerospace & Defense (4.4%)
General Dynamics Corp.	135,469	7,000
Lockheed Martin Corp.	119,056	9,349
Biotechnology (2.2%)
Genzyme Corp. ‡	15,912	849
Gilead Sciences, Inc. ‡	159,217	7,292
Capital Markets (5.7%)
Bank of New York Mellon Corp.	105,413	2,686
Goldman Sachs Group, Inc.	143,868	18,486
Chemicals (7.9%)
Air Products & Chemicals, Inc.	41,119	2,710
Monsanto Co.	173,679	14,744
Potash Corp. of Saskatchewan, Inc.	70,314	6,081
Praxair, Inc.	80,665	6,018
Commercial Banks (2.3%)
US Bancorp	473,701	8,631
Communications Equipment (3.3%)
Qualcomm, Inc.	296,958	12,567
Computers & Peripherals (7.9%)
Apple, Inc. ‡	152,573	19,199
International Business Machines Corp.	100,424	10,365
Diversified Financial Services (4.6%)
JPMorgan Chase & Co.	524,989	17,325
Energy Equipment & Services (4.3%)
Transocean, Ltd. ‡	237,112	16,001
Food & Staples Retailing (8.4%)
Costco Wholesale Corp.	165,764	8,056
CVS Caremark Corp.	401,096	12,747
Wal-Mart Stores, Inc.	213,455	10,758
Hotels, Restaurants & Leisure (8.3%)
McDonald’s Corp.	435,405	23,203
Wynn Resorts, Ltd. ‡	56,181	2,204
Yum! Brands, Inc.	182,068	6,072
Internet Software & Services (3.5%)
Google, Inc. -Class A ‡	33,039	13,082
IT Services (9.5%)
Mastercard, Inc. -Class A	93,028	17,066
Visa, Inc. -Class A	289,598	18,813
Metals & Mining (2.0%)
BHP Billiton, Ltd. ADR	152,100	6,364
U.S. Steel Corp.	41,282	1,096
Oil, Gas & Consumable Fuels (2.1%)
Petroleo Brasileiro SA ADR	233,613	7,842
Pharmaceuticals (1.3%)
Abbott Laboratories	115,679	4,841
Road & Rail (5.7%)
Norfolk Southern Corp.	184,789	6,593
Union Pacific Corp.	305,085	14,992
Semiconductors & Semiconductor Equipment (0.2%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	85,513	904
Specialty Retail (2.3%)
Lowe’s Cos., Inc.	402,620	8,656
Textiles, Apparel & Luxury Goods (2.4%)
Nike, Inc. -Class B	170,096	8,925
Total Common Stocks (cost $336,487)		331,517

	Principal
REPURCHASE AGREEMENT (10.4%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $38,891 on 05/01/2009 •	$38,891	38,891
Total Repurchase Agreement (cost $38,891)

Total Investment Securities (cost $376,676) #		371,660
Other Assets and Liabilities, net		3,658

Net Assets		$375,318

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 04/30/2009.
‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon interest rate, a maturity date of 06/24/2009, and with a market value plus accrued interest of $39,670.
#

Aggregate cost for federal income tax purposes is $376,676. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $21,485 and $26,501, respectively. Net unrealized depreciation for tax purposes is $5,016.

DEFINITIONS:

ADR	American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$332,769	$38,891	$—	$371,660

The notes to the financial statements are an integral part of this report.

11

Transamerica MFS International Equity

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.7%)
Australia (0.2%)
QBE Insurance Group, Ltd.	31,121	$493
Austria (0.8%)
Erste Group Bank AG	81,154	1,718
Bermuda (1.2%)
Li & Fung, Ltd.	872,000	2,475
Canada (2.0%)
Canadian National Railway Co.	100,233	4,051
Czech Republic (0.7%)
Komercni Banka AS	10,861	1,472
France (19.3%)
Air Liquide SA	43,638	3,571
AXA SA ‡	265,409	4,476
GDF Suez	120,087	4,338
Legrand SA	151,132	3,051
Moet Hennessy Louis Vuitton SA	103,803	7,883
Pernod-Ricard SA	56,488	3,362
Schneider Electric SA ‡	84,258	6,457
Total SA	83,598	4,241
Vivendi	84,561	2,290
Germany (10.1%)
Bayer AG ‡	84,377	4,199
Deutsche Boerse AG	30,090	2,229
E.ON AG	55,031	1,867
Linde AG	89,328	7,130
Merck KGAA	39,630	3,563
SAP AG	47,600	1,828
Hong Kong (0.6%)
CNOOC, Ltd.	1,165,000	1,306
India (1.4%)
Infosys Technologies, Ltd. ADR	93,380	2,877
Italy (0.8%)
Intesa Sanpaolo SpA	512,778	1,654
Japan (11.8%)
AEON Credit Service Co., Ltd.	141,400	1,606
Canon, Inc.	141,200	4,223
Fanuc, Ltd.	38,700	2,774
Hirose Electric Co., Ltd.	5,700	591
Hoya Corp.	205,200	3,531
INPEX Corp.	598	3,778
KAO Corp.	192,000	3,604
Konica Minolta Holdings, Inc.	73,000	594
Shin-Etsu Chemical Co., Ltd.	50,700	2,447
Tokyo Electron, Ltd.	22,100	1,004
Jersey, C.I. (2.0%)
WPP PLC	605,570	4,179
Korea, Republic of (1.4%)
Samsung Electronics Co., Ltd.	6,108	2,818
Mexico (1.4%)
America Movil SAB de CV -Series L ADR	52,580	1,728
Grupo Modelo SAB de CV -Series C ‡	375,900	1,090
Netherlands (6.7%)
ASML Holding NV	59,814	1,231
Heineken NV	187,240	5,594
TNT NV	186,305	3,466
Wolters Kluwer NV	212,300	3,517
Singapore (1.1%)
Singapore Telecommunications, Ltd.	1,292,150	2,234
South Africa (0.8%)
MTN Group, Ltd.	120,140	1,575
Switzerland (15.7%)
Actelion, Ltd. ‡	39,259	1,797
Compagnie Financiere Richemont SA	107,482	1,940
Givaudan SA	5,990	3,815
Julius Baer Holding AG	84,792	2,823
Nestle SA	310,916	10,177
Roche Holding AG	73,801	9,344
Sonova Holding AG	22,596	1,480
Swiss Reinsurance	40,975	987
Taiwan (1.5%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	289,713	3,062
United Kingdom (16.2%)
BHP Billiton, Ltd.	51,088	1,076
Burberry Group PLC	180,580	1,085
Diageo PLC	392,426	4,720
GlaxoSmithKline PLC	88,175	1,368
HSBC Holdings PLC	300,463	2,136
Ladbrokes PLC	424,568	1,481
Reckitt Benckiser Group PLC	200,511	7,911
Royal Dutch Shell PLC -Class A	161,366	3,755
Smiths Group PLC	199,065	2,160
Standard Chartered PLC	184,675	2,890
Tesco PLC	311,199	1,552
William Hill PLC	887,834	2,883
United States (2.0%)
Synthes, Inc.	41,334	4,201
Total Common Stocks (cost $213,741)		200,758

	Principal
REPURCHASE AGREEMENT (2.0%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $4,203 on 05/01/2009 •	$4,203	4,203
Total Repurchase Agreement (cost $4,203)

Total Investment Securities (cost $217,944) #		204,961
Other Assets and Liabilities, net		712

Net Assets		$205,673

The notes to the financial statements are an integral part of this report.

12

(all amounts in thousands)

(unaudited)

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Pharmaceuticals	9.1%	$18,474
Chemicals	8.3	16,963
Beverages	7.1	14,766
Oil, Gas & Consumable Fuels	6.3	13,080
Household Products	5.6	11,515
Textiles, Apparel & Luxury Goods	5.3	10,908
Food Products	4.9	10,177
Media	4.8	9,986
Commercial Banks	4.8	9,870
Electrical Equipment	4.7	9,508
Semiconductors & Semiconductor Equipment	4.0	8,115
Insurance	2.9	5,956
Health Care Equipment & Supplies	2.7	5,681
Office Electronics	2.3	4,817
Hotels, Restaurants & Leisure	2.1	4,364
Multi-Utilities	2.1	4,338
Electronic Equipment & Instruments	2.0	4,122
Road & Rail	2.0	4,051
Air Freight & Logistics	1.7	3,466
Wireless Telecommunication Services	1.7	3,303
IT Services	1.4	2,877
Capital Markets	1.4	2,823
Machinery	1.4	2,774
Distributors	1.2	2,475
Diversified Telecommunication Services	1.1	2,234
Diversified Financial Services	1.1	2,229
Industrial Conglomerates	1.1	2,160
Electric Utilities	0.9	1,867
Software	0.9	1,828
Biotechnology	0.9	1,797
Consumer Finance	0.8	1,606
Food & Staples Retailing	0.8	1,552
Metals & Mining	0.5	1,076
Investment Securities, at Value	97.9	200,758
Short-Term Investments	2.1	4,203
Total Investments	100.0%	$204,961

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 0.95%, a maturity date of 06/15/2034, and with a market value plus accrued interest of $4,289.
#

Aggregate cost for federal income tax purposes is $217,944. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,753 and $17,736, respectively. Net unrealized depreciation for tax purposes is $12,983.

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$200,758	$4,203	$—	$204,961

The notes to the financial statements are an integral part of this report.

13

Transamerica PIMCO Real Return TIPS

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (101.8%)
U.S. Treasury Inflation Indexed Bond (e)
1.75%, 01/15/2028	$3,139		$2,824
2.00%, 01/15/2026		30,144	28,222
2.38%, 01/15/2025 - 01/15/2027		86,320	85,497
2.50%, 01/15/2029		1,186	1,207
3.38%, 04/15/2032		598	715
3.63%, 04/15/2028		39,369	45,446
3.88%, 04/15/2029		47,950	57,570
U.S. Treasury Inflation Indexed Note(e)
1.38%, 07/15/2018		8,068	7,866
1.63%, 01/15/2018		15,191	15,115
1.88%, 07/15/2013 - 07/15/2015		130,069	131,971
2.00%, 04/15/2012 - 01/15/2016		137,074	139,815
2.38%, 04/15/2011 - 01/15/2017		107,413	110,701
2.50%, 07/15/2016		14,392	15,175
2.63%, 07/15/2017		11,977	12,830
3.00%, 07/15/2012		22,721	23,985
3.38%, 01/15/2012		10,937	11,594
3.50%, 01/15/2011		6,095	6,323
Total U.S. Government Obligations (cost $675,666)			696,856

U.S. GOVERNMENT AGENCY OBLIGATIONS (26.3%)
Fannie Mae
0.59%, 08/25/2034 *		139	132
2.83%, 10/01/2044 *		70	69
5.50%, 12/01/2036 - 12/01/2038		105,511	109,442
6.00%, 06/01/2036 - 10/01/2038		41,773	43,733
Freddie Mac
0.68%, 02/15/2019 *		4,535	4,427
0.89%, 02/01/2011 *		3,500	3,500
4.50%, 05/15/2017		124	128
5.00%, 12/14/2018 - 02/15/2020		2,822	2,832
5.50%, 11/01/2038		2,117	2,192
5.88%, 03/21/2011		6,300	6,600
Ginnie Mae
6.00%, 04/15/2036 - 10/15/2038		6,771	7,074
Total U.S. Government Agency Obligations (cost $177,047)			180,129

FOREIGN GOVERNMENT OBLIGATIONS (3.1%)
Japanese Government CPI Linked Bond(e)
0.80%, 12/10/2015	JPY	391,950	3,493
1.10%, 12/10/2016	JPY	610,000	5,436
1.20%, 06/10/2017 - 12/10/2017	JPY	1,115,800	9,836
1.40%, 06/10/2018	JPY	239,040	2,123
Republic of Deutschland
4.75%, 07/04/2040	EUR	100	151
Total Foreign Government Obligations (cost $20,288)			21,039

MORTGAGE-BACKED SECURITIES (1.4%)
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.49%, 02/10/2051	$530		382
Banc of America Mortgage Securities, Inc.
Series 2004-1, Class 5A1
6.50%, 09/25/2033		66	65
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1
2.94%, 03/25/2035 *	1,110		900
Series 2005-2, Class A2
2.39%, 03/25/2035 *		441	356
Series 2005-5, Class A1
2.65%, 08/25/2035 *		333	260
Series 2005-5, Class A2
4.55%, 08/25/2035 *		604	471
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A
4.22%, 12/25/2035 *		48	37
Series 2005-6, Class A1
4.75%, 08/25/2035 *		396	291
Series 2005-6, Class A2
4.25%, 08/25/2035 *		513	371
Series 2005-6, Class A3
4.10%, 08/25/2035 *		73	53
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-3, Class 1A2
0.73%, 04/25/2035 *		1,242	516
Series 2005-R2, Class 1AF1
0.78%, 06/25/2035 -144A *		338	207
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class A2
0.66%, 06/25/2045 *		560	238
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
4.51%, 09/25/2035 *		1,035	792
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB17, Class A4
5.43%, 12/12/2043		510	395
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045		200	152
Master Alternative Loans Trust
Series 2006-2, Class 2A1
0.84%, 03/25/2036 *		951	351
Morgan Stanley Capital I
Series 2007-IQ15, Class A4
5.88%, 06/11/2049		800	624
Residential Accredit Loans, Inc.
Series 2006-QO6, Class A1
0.62%, 06/25/2046 *		1,428	571
Sequoia Mortgage Trust
Series 5, Class A
0.80%, 10/19/2026 *		151	114
Structured Asset Mortgage Investments, Inc.
Series 2006-AR5, Class 1A1
0.65%, 05/25/2046 *		1,182	430
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A4
5.42%, 01/15/2045		720	551
Series 2006-C28, Class A4
5.57%, 10/15/2048		400	314
WAMU Mortgage Pass-Through Certificates
Series 2003-AR9, Class 2A
4.48%, 09/25/2033 *		958	839
Total Mortgage-Backed Securities (cost $12,560)			9,280

The notes to the financial statements are an integral part of this report.

14

		Principal	Value
ASSET-BACKED SECURITIES (0.2%)
CSAB Mortgage Backed Trust
Series 2006-1, Class A6A
6.17%, 06/25/2036		$1,300	$677
Equity One, Inc.
Series 2004-1, Class AV2
0.74%, 04/25/2034 *		48	15
GSAMP Trust
Series 2004-SEA2, Class A2A
0.73%, 03/25/2034 *		34	33
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A6A
5.73%, 10/25/2036		500	347
Small Business Administration
Series 2004-P10A, Class 1
4.50%, 02/01/2014		471	471
Truman Capital Mortgage Loan Trust
Series 2004-1, Class A1
0.78%, 01/25/2034 -144A *		9	8
Total Asset-Backed Securities (cost $1,984)			1,551

MUNICIPAL GOVERNMENT OBLIGATIONS (0.9%)
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2047		500	280
Dallas Area Rapid Transit
5.00%, 12/01/2036		1,600	1,613
New York City Municipal Water Finance Authority
4.75%, 06/15/2038 -Class D		200	190
5.00%, 06/15/2038		500	494
North Texas Municipal Water District
5.00%, 09/01/2035		2,100	2,114
State of California
5.00%, 11/01/2037		800	728
Tobacco Settlement Financing Corp.
6.00%, 06/01/2023		580	533
7.47%, 06/01/2047		690	386
Total Municipal Government Obligations (cost $7,016)			6,338

CORPORATE DEBT SECURITIES (16.3%)
Capital Markets (2.2%)
Goldman Sachs Group, Inc.
1.53%, 06/28/2010 *		3,000	2,911
6.75%, 10/01/2037		400	305
Morgan Stanley
1.40%, 01/09/2012 *		200	175
1.45%, 01/09/2014 *		700	565
1.56%, 10/18/2016 *		800	564
3.02%, 05/14/2010 *		9,400	9,177
6.63%, 04/01/2018		1,700	1,618
Commercial Banks (5.9%)
ANZ National International, Ltd.
6.20%, 07/19/2013 -144A		1,700	1,697
Credit Suisse, Inc.
5.00%, 05/15/2013		7,600	7,505
HBOS PLC
6.75%, 05/21/2018 -144A		1,000	736
National Australia Bank, Ltd.
5.35%, 06/12/2013 -144A		1,400	1,378
Royal Bank of Scotland PLC
7.09%, 09/29/2017 ¡ Ž	EUR	300	95
UBS AG
5.88%, 12/20/2017		$700	614
Unicredito Italiano Bank Ireland PLC
1.05%, 05/15/2009 *		7,700	7,700
1.05%, 05/18/2009 *		10,300	10,300
Wachovia Bank NA
1.33%, 12/02/2010 *		1,200	1,129
1.82%, 05/14/2010 *		7,300	7,073
Wells Fargo & Co.
4.38%, 01/31/2013		1,000	963
7.98%, 03/15/2018 ¡ Ž		1,500	840
Wells Fargo Capital XIII
7.70%, 03/26/2013 ¡ Ž		800	512
Consumer Finance (0.5%)
American Express Co.
7.00%, 03/19/2018		1,320	1,252
8.15%, 03/19/2038		380	360
Ford Motor Credit Co. LLC
7.25%, 10/25/2011		1,950	1,599
7.80%, 06/01/2012		150	116
Diversified Financial Services (2.4%)
Bank of America Corp.
8.13%, 05/15/2018 ¡ Ž		5,800	3,293
Bear Stearns Cos., Inc.
6.95%, 08/10/2012		1,700	1,790
C10 Capital SPV, Ltd.
6.72%, 12/31/2016 -144A ¡ Ž		300	135
Citigroup Capital XXI
8.30%, 12/21/2057 ¡		800	487
Citigroup Funding, Inc.
2.04%, 05/07/2010 *		6,600	6,219
Citigroup, Inc.
1.34%, 05/18/2011 *		1,500	1,293
General Electric Capital Corp.
6.50%, 09/15/2067 -144A ¡	GBP	1,900	1,293
Green Valley, Ltd.
5.05%, 01/10/2011 -144A * §	EUR	300	378
Longpoint RE, Ltd.
6.57%, 05/08/2010 -144A * §		$600	579
Mystic RE, Ltd.
11.26%, 06/07/2011 -144A * §		1,000	947
Vita Capital III, Ltd.
2.33%, 01/01/2012 -144A * §		400	339
Diversified Telecommunication Services (0.1%)
AT&T, Inc.
5.60%, 05/15/2018		600	603
Electric Utilities (0.2%)
EDF SA
6.50%, 01/26/2019 -144A		500	538
Public Service Electric & Gas Co.
5.30%, 05/01/2018		600	599
Food Products (0.2%)
Kraft Foods, Inc.
6.00%, 02/11/2013		700	736
6.13%, 02/01/2018		600	609
Health Care Providers & Services (1.9%)
Roche Holdings, Inc.
3.25%, 02/25/2011 -144A *		13,500	13,656
Household Durables (0.5%)
Black & Decker Corp.
8.95%, 04/15/2014		3,000	3,159

The notes to the financial statements are an integral part of this report.

15

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
Insurance (1.9%)
American International Group, Inc.
5.05%, 10/01/2015		$1,300	$473
8.18%, 05/15/2058 -144A ¡		3,650	420
8.25%, 08/15/2018 -144A		1,000	352
8.63%, 05/22/2038 Reg S ¡ §	GBP	500	24
AIG SunAmerica Life Assurance Company
1.24%, 07/26/2010 *		$2,500	2,025
Foundation RE II, Ltd.
7.99%, 11/26/2010 -144A * §		500	479
Marsh & McLennan Cos., Inc.
5.75%, 09/15/2015		6,000	5,316
New York Life Global Funding
4.65%, 05/09/2013 -144A		1,600	1,584
Pacific Life Global Funding
5.15%, 04/15/2013 -144A		500	474
Residential Reinsurance 2007, Ltd.
8.51%, 06/07/2010 -144A * §		1,600	1,555
Oil, Gas & Consumable Fuels (0.1%)
GAZ Capital SA
7.34%, 04/11/2013 -144A		300	269
8.15%, 04/11/2018 -144A		400	326
Pharmaceuticals (0.1%)
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/2018		400	415
Road & Rail (0.3%)
CSX Corp.
6.25%, 03/15/2018		2,000	1,893
Total Corporate Debt Securities (cost $122,626)			111,442

		Shares
CONVERTIBLE PREFERRED STOCK (0.0%)
Commercial Banks (0.0%)
Wells Fargo & Co., 7.50% ▲		400	247
Total Convertible Preferred Stock (cost $400)

		Principal
LOAN ASSIGNMENTS (0.7%)
Automobiles (0.2%)
DaimlerChrysler Finance Co.
6.00%, 08/03/2012		$2,258	1,642
Health Care Providers & Services (0.4%)
HCA, Inc.
6.01%, 11/18/2013		2,601	2,343
Paper & Forest Products (0.1%)
Koch Forest Products, Inc.
7.47%, 12/20/2012		866	804
Total Loan Assignments (cost $5,612)			4,789

SHORT-TERM U.S. GOVERNMENT OBLIGATION (0.2%)
U.S. Treasury Bill (a)
Zero Coupon, 05/14/2009		1,060	1,060
Total Short-Term U.S. Government Obligation (cost $1,060)

REPURCHASE AGREEMENT (2.5%)
U.S. Treasury Repurchase Agreement 0.19%, dated 04/30/2009, to be repurchased at $16,800 on 05/01/2009 •		16,800	16,800
Total Repurchase Agreement (cost $16,800)

Total Investment Securities (cost $1,041,059) #			1,049,531
Other Assets and Liabilities, net			(365,320)

Net Assets			$684,211

SECURITIES SOLD SHORT (-0.8%)
Fannie Mae, TBA (e)
6.00%, 05/01/2038	(5,000)		(5,227)
Total Securities Sold Short (Proceeds $5,231)

		Notional
		Amount
WRITTEN-OPTIONS (0.0%)
Put Options - 0.0%
10-Year U.S. Treasury Note		126	(45)
Put Strike $119.00
Expires 05/22/2009
10-Year U.S. Treasury Note		116	(190)
Put Strike $122.00
Expires 05/22/2009
Euro Future		160	(7)
Put Strike $98.50
Expires 09/14/2009
Euro Future		150	(9)
Put Strike $98.63
Expires 09/14/2009
Call Options - 0.0%
10-Year U.S. Treasury Note		138	(9)
Call Strike $126.00
Expires 05/22/2009
10-Year U.S. Treasury Note		104	(3)
Call Strike $128.00
Expires 05/22/2009
Total Written Options (Premiums: $183)			(263)

WRITTEN-SWAPTIONS (0.0%)
Call Options (0.0%)
7-Year IRO USD		6,300	(6)
Call Strike $2.35
Expires 06/22/2009
Put Options (0.0%)
OTC USD vs RYL		8,000	(51)
Put Strike $5.37
Expires 09/20/2010
5-Year IRO USD		5,100	(14)
Put Strike $2.75
Expires 05/22/2009
5-Year IRO USD		3,400	(10)
Put Strike $2.75
Expires 05/22/2009
2-Year IRO USD		26,100	(37)
Put Strike $2.00
Expires 07/27/2009
7-Year IRO USD		10,000	(3)
Put Strike $3.50
Expires 05/06/2009
7-Year IRO BRC		3,200	(14)
Put Strike $3.10
Expires 05/22/2009
7-Year IRO USD		300	(1)
Put Strike $3.50
Expires 06/22/2009
7-Year IRO USD		6,300	(18)
Put Strike $3.50
Expires 06/22/2009
Total Written Swaptions (Premiums: $375)			(154)

The notes to the financial statements are an integral part of this report.

16

(all amounts in thousands)

(unaudited)

SWAP AGREEMENTS: (b)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION: (1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread at 04/30/2009 (3)	Notional Amount (4)	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Black and Decker Corp., 8.95%, 04/15/2014	2.20%	06/20/2014	CBK	148.79	$3,000	$(87)	$—	$(87)
Credit Suisse Group Finance, Inc., 3.13%, 09/14/2012	1.45%	06/20/2013	BPS	157.98	2,500	20	—	20
Credit Suisse Group Finance, Inc., 3.13%, 09/14/2012	1.60%	06/20/2013	BRC	157.98	3,600	8	—	8
Credit Suisse Group Finance, Inc., 3.13%, 09/14/2012	1.75%	06/20/2013	BRC	157.98	1,500	(6)	—	(6)
CSX Corp., 6.25%, 03/15/2018	1.40%	03/20/2018	BRC	77.10	2,000	(95)	—	(95)
Marsh & McLennan Cos., Inc., 5.75%, 09/15/2015	0.76%	09/20/2015	BRC	73.80	6,000	(29)	—	(29)
						$(189)	$—	$(189)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION: (2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at 04/30/2009 (3)	Notional Amount (4)	Market Value	Premiums Paid (Received)	Unrealized (Depreciation)
American International Group, Inc., 6.25%, 05/01/2036	5.00%	12/20/2013	DUB	3,527.17	$6,500	$(3,095)	$(608)	$(2,487)
CIT Group, Inc., 5.65%, 02/13/2017	5.00%	12/20/2013	MEI	1,670.00	1,600	(497)	(336)	(161)
Ford Motor Credit, 7.00%, 10/01/2013	3.80%	09/20/2012	BRC	959.59	300	(57)	—	(57)
Ford Motor Credit, 7.00%, 10/01/2013	3.80%	09/20/2012	MYC	959.59	500	(94)	—	(94)
General Electric Capital Corp., 5.63%, 09/15/2017	3.73%	12/20/2013	CBK	685.31	8,100	(906)	—	(906)
General Electric Capital Corp., 6.00%, 06/15/2012	1.01%	03/20/2013	BRC	698.71	2,800	(523)	—	(523)
GMAC LLC, 6.88%, 08/28/2012	6.85%	06/20/2012	MYC	1,128.79	300	(69)	—	(69)
GMAC LLC, 6.88%, 08/28/2012	3.05%	09/20/2012	BRC	1,110.16	100	(32)	—	(32)
GMAC LLC, 6.88%, 08/28/2012	3.05%	09/20/2012	GST	1,110.16	100	(32)	—	(32)
GMAC LLC, 6.88%, 08/28/2012	6.69%	09/20/2012	BOA	1,110.16	400	(91)	—	(91)
GMAC LLC, 6.88%, 08/28/2012	5.35%	09/20/2012	GST	1,110.16	3,400	(899)	—	(899)
						$(6,295)	$(944)	$(5,351)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION: (1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Premiums Paid	Unrealized Appreciation (Depreciation)
CDX.NA.IG.12 §	1.00%	06/20/2014	DUB	$8,700	$240	$240	$ ♦
CDX.NA.IG.12 §	1.00%	06/20/2014	MYC	2,600	79	95	(16)
CDX.NA.IG.12 §	1.00%	06/20/2014	GST	10,900	332	345	(13)
					$651	$680	$(29)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (2)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Premiums Paid (Received)	Unrealized (Depreciation)
Commercial Mortgage Backed Index	0.08%	12/13/2049	MYC	$1,100	$(289)	$(173)	$(116)
Dow Jones CDX.IG.9 Index	6.69%	12/20/2012	MEI	400	(107)	—	(107)
					$(396)	$(173)	$(223)

The notes to the financial statements are an integral part of this report.

17

INTEREST RATE SWAP AGREEMENTS - RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-month USD-LIBOR	5.00%	12/20/2021	DUB	—	$1,200	$(211)	$78	$(289)
3-month USD-LIBOR	5.00%	12/17/2028	MYC	—	100	(22)	1	(23)
3-month USD-LIBOR	3.00%	06/17/2029	CBK	—	1,900	163	(165)	328
3-month USD-LIBOR	3.00%	06/17/2029	FBF	—	700	60	(42)	102
6-month USD-LIBOR	5.00%	12/17/2028	BRC	—	700	(152)	(8)	(144)
BRL-CDI	14.77%	01/02/2012	MLC	BRL	1,100	35	2	33
BRL-CDI	14.77%	01/02/2012	HUS	BRL	200	6	1	5
FRC - Excluding Tobacco-Non-Revised CPI	2.10%	10/15/2010	BRC	EUR	5,000	266	(3)	269
FRC - Excluding Tobacco-Non-Revised CPI	2.04%	02/21/2011	BPS	EUR	5,500	254	—	254
FRC - Excluding Tobacco-Non-Revised CPI	2.03%	10/15/2011	JPM	EUR	1,400	64	—	64
FRC - Excluding Tobacco-Non-Revised CPI	2.28%	10/15/2016	UAG	EUR	1,400	6	—	6
						$469	$(136)	$605

INTEREST RATE SWAP AGREEMENTS - PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-month USD-LIBOR	2.35%	10/15/2016	JPM	EUR	1,300	$(28)	$—	$(28)
6-month EURIBOR	4.50%	03/19/2010	MYC	EUR	10,700	406	(18)	424
6-month GBP-LIBOR	5.00%	06/15/2009	BRC	GBP	2,800	35	(29)	64
6-month GBP-LIBOR	1.97%	03/20/2010	DUB	GBP	5,100	320	87	233
6-month GBP-LIBOR	2.05%	09/15/2010	RYL	GBP	3,300	219	(103)	322
6-month GBP-LIBOR	2.05%	09/15/2010	FBF	GBP	3,400	225	(101)	326
6-month GBP-LIBOR	1.77%	03/18/2011	GST	EUR	3,300	224	(6)	230
6-month GBP-LIBOR	2.01%	03/18/2014	HUS	GBP	600	82	5	77
6-month-EURIBOR	4.50%	03/19/2010	DUB	EUR	10,700	406	(6)	412
BRL-CDI	12.41%	01/04/2010	UAG	BRL	1,300	12	2	10
BRL-CDI	10.12%	01/02/2012	MYC	BRL	3,000	(65)	(20)	(45)
BRL-CDI	10.58%	01/02/2012	UAG	BRL	13,000	(182)	(3)	(179)
BRL-CDI	10.68%	01/02/2012	BRC	BRL	14,800	(184)	(104)	(80)
CPTFEMU Index	2.35%	10/15/2016	UAG	EUR	1,400	(31)	—	(31)
FRC - Excluding Tobacco-Non-Revised CPI	2.10%	10/15/2011	UAG	EUR	3,600	186	—	186
FRC - Excluding Tobacco-Non-Revised CPI	1.99%	12/15/2011	BPS	EUR	2,900	103	—	103
FRC - Excluding Tobacco-Non-Revised CPI	1.96%	03/28/2012	RYL	EUR	200	6	—	6
FRC - Excluding Tobacco-Non-Revised CPI	1.95%	03/30/2012	RYL	EUR	700	19	—	19
FRC - Excluding Tobacco-Non-Revised CPI	3.44%	09/10/2027	RYL	GBP	700	36	—	36
ICAP CMM FRA Fixing Rate	3.11%	01/03/2018	GST	GBP	2,100	119	—	119
ICAP CMM FRA Fixing Rate	5.50%	05/21/2009	RYL	—	$2,100	(311)	7	(318)
U.K. Retail Price Index	3.18%	12/19/2017	RYL	GBP	3,500	233	2	231
USA-Non-Revised CPI - Urban	3.25%	12/14/2017	BRC	GBP	2,300	177	9	168
						$2,007	$(278)	$2,285

The notes to the financial statements are an integral part of this report.

18

FUTURES CONTRACTS: (c)

Description	Contracts Г	Expiration Date	Net Unrealized Appreciation (Depreciation)
3-Month EURIBOR	76	09/13/2010	$5
3-Month EURIBOR	47	12/13/2010	(3)
3-Month EURIBOR	29	06/14/2010	4
3-Month EURIBOR	29	03/15/2010	3
3-Month Pound Sterling	174	06/16/2010	(18)
90-Day Euro	93	03/15/2010	506
90-Day Euro	118	12/14/2009	705
90-Day Euro	34	06/14/2010	177
			$1,379

FORWARD FOREIGN CURRENCY CONTRACTS: (d)

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	2,070	05/07/2009	$1,450	$55
Australian Dollar	(2,220)	05/29/2009	(1,564)	(46)
Brazilian Real	10,368	06/02/2009	4,385	309
Brazilian Real	(9,740)	06/02/2009	(3,997)	(414)
Chinese Yuan Renminbi	4,908	05/06/2009	709	11
Chinese Yuan Renminbi	(4,909)	05/06/2009	(718)	♦
Chinese Yuan Renminbi	13,903	07/15/2009	2,143	(97)
Chinese Yuan Renminbi	(4,179)	07/15/2009	(614)	(1)
Chinese Yuan Renminbi	16,129	09/08/2009	2,390	(10)
Chinese Yuan Renminbi	2,344	09/08/2009	340	5
Chinese Yuan Renminbi	(1,341)	09/08/2009	(192)	(6)
Chinese Yuan Renminbi	9,015	03/29/2010	1,335	2
Euro	76	05/14/2009	99	2
Euro	(2,470)	05/14/2009	(3,274)	6
Japanese Yen	32,664	05/07/2009	337	(5)
Japanese Yen	(952,867)	05/07/2009	(9,797)	133
Japanese Yen	(952,868)	06/04/2009	(9,788)	120
Malaysian Ringgit	92	08/12/2009	26	♦
Mexican Peso	3,625	05/19/2009	322	(61)
Mexican Peso	(3,625)	05/19/2009	(257)	(4)
Mexican Peso	(183)	11/27/2009	(12)	(1)
Philippines Peso	(588)	08/06/2009	(12)	♦
Polish Zloty	7,517	05/06/2009	3,331	(1,086)
Polish Zloty	(7,517)	05/06/2009	(2,453)	207
Russian Ruble	1,230	05/06/2009	50	(12)
Russian Ruble	(1,230)	05/06/2009	(36)	(1)
Singapore Dollar	506	07/30/2009	350	(8)
Singapore Dollar	(506)	07/30/2009	(339)	(3)
Swiss Franc	(640)	06/04/2009	(545)	(16)
Pound Sterling	797	05/21/2009	1,160	18
Pound Sterling	(2,939)	05/21/2009	(4,327)	(21)
				$(924)

The notes to the financial statements are an integral part of this report.

19

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 04/30/2009.
Ž	The security has a perpetual maturity. The date shown is the next call date.
■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 04/30/2009.
§	Illiquid. These securities aggregated to $4,301, or 0.63%; and illiquid derivatives aggregated to $651, or 0.10%, of the Fund’s net assets.
Г	Contract amounts are not in thousands.
♦	Value and/or principal is less than $1 or ($1).
▲	Rate shown reflects the yield at 04/30/2009.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 5.50%, a maturity date of 07/01/2034, and with a market value plus accrued interest of $17,466.
#

Aggregate cost for federal income tax purposes is $1,041,059. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $26,422 and $17,950, respectively. Net unrealized appreciation for tax purposes is $8,472.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values of credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(a)	This security has been pledged as collateral with the broker in the amount of $1,060 to cover margin requirements for open swap contracts.

(b)

Cash in the amount of $2,030 has been segregated and securities with an aggregate market value of $180 have been pledged as collateral with the broker to cover margin requirements for open swap contracts.

(c)	Cash in the amount of $1,506 has been pledged as collateral and segregated with the broker to cover margin requirements for open future contracts.

(d)	Cash in the amount of $60 has been pledged as collateral and segregated with the custodian to cover margin requirements for open forward foreign currency contracts.

(e)	Cash in the amount of $8,510 has been pledged as collateral and segregated with the custodian to cover counterparty exposure on a portion of bond forward trades.

The notes to the financial statements are an integral part of this report.

20

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2009, these securities aggregated $27,350, or 3.99%, of the Fund’s net assets.

BOA	Bank of America
BPS	BNP Paribas
BRC	Barclays Bank PLC
BRL	Brazilian Real
CBK	Citibank N.A.
CDI	Credit Default Index
CDX	A series of indices that track North American and emerging market credit derivative indices.
CMM	Constant Maturity Mortgage
CPI	Consumer Price Index
DUB	Deutsche Bank AG
EUR	Euro
EURIBOR	Euro InterBank Offered Rate
FBF	Credit Suisse
FRA	Forward Rate Agreement
FRC	Fixed Rate Credit
GBP	Pound Sterling
GST	Goldman Sachs Capital Markets
HUS	HSBC Bank USA
ICAP

The world’s largest interdealer brokerage, is a wholesale broker of over-the-counter (OTC) derivatives, money markets, and securities, focusing on such markets as foreign exchange, energy, credit, and equities.

IG	Investment Grade
IRO	Interest Rate Option
JPM	JPMorgan Chase Bank
JPY	Japanese Yen
LB	Lehman Brothers
LIBOR	London Interbank Offered Rates
LLC	Limited Liability Company
MEI	Merrill Lynch International
MLC	Merrill Lynch Capital Services
MYC	Morgan Stanley Capital Services
NA	North American
OTC	Over The Counter
PLC	Public Limited Company
RYL	Royal Bank of Scotland PLC
TBA	To Be Announced
UAG	UBS AG
USD	United States Dollar

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities			Total Investments in Securities	Other Financial Instruments*
Level 1	Level 2	Level 3	(net of Written Options and Swaptions)	Level 1	Level 2	Level 3
$(168)	$1,049,282	$—	$1,049,114	$—	$(1,523)	$—

*Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Investments in Securities Sold Short			Total Investments in Securities Sold
Level 1	Level 2	Level 3	Short
$—	$(5,227)	$—	$(5,227)

The notes to the financial statements are an integral part of this report.

21

Transamerica PIMCO Total Return

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (15.5%)
U.S. Treasury Bond
5.00%, 05/15/2037		$4,200	$4,848
7.88%, 02/15/2021		8,300	11,579
8.75%, 05/15/2017 - 08/15/2020		12,900	18,308
8.88%, 08/15/2017 - 02/15/2019		12,300	17,581
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028		1,013	911
2.00%, 01/15/2026		2,677	2,506
2.38%, 01/15/2025		1,195	1,185
3.63%, 04/15/2028		394	455
U.S. Treasury Inflation Indexed Note
1.63%, 01/15/2015		1,113	1,107
1.88%, 07/15/2015		546	552
2.00%, 07/15/2014		564	575
2.13%, 01/15/2019		2,475	2,583
2.38%, 01/15/2017		2,422	2,535
2.50%, 07/15/2016		1,473	1,553
2.63%, 07/15/2017		2,973	3,185
U.S. Treasury STRIP
Zero Coupon, 05/15/2021		26,400	15,849
Total U.S. Government Obligations (cost $85,147)			85,312

U.S. GOVERNMENT AGENCY OBLIGATIONS (82.3%)
Fannie Mae
0.54%, 01/25/2021 *		826	812
0.79%, 09/25/2042 *		575	536
2.83%, 03/01/2044 - 10/01/2044 *		2,768	2,729
3.75%, 03/01/2034 *		524	523
4.00%, 07/01/2015		1,840	1,873
4.39%, 11/01/2033 *		270	273
4.50%, 02/01/2038 - 03/01/2038		3,891	3,964
4.71%, 09/01/2035 *		1,215	1,232
4.72%, 07/01/2035 *		1,035	1,063
4.88%, 01/01/2028 *		65	65
5.00%, 06/01/2013 - 04/01/2036		23,473	24,258
5.17%, 01/01/2026 *		4	4
5.47%, 06/01/2037 *		9,041	9,432
5.50%, 07/01/2016 - 12/01/2038		94,385	97,976
5.50%, 10/01/2038 (b)		26,454	27,444
6.00%, 10/01/2034 - 11/01/2037		3,867	4,049
6.30%, 10/17/2038		1,252	1,251
6.50%, 08/01/2029		578	621
6.63%, 11/15/2030		6,100	7,694
6.66%, 07/25/2034 Ī § *		3,061	295
Fannie Mae, TBA
4.00%, 12/01/2099		11,000	11,144
5.00%, 04/01/2038		13,400	13,810
5.50%, 06/01/2037 - 05/01/2038		110,500	114,235
6.00%, 05/01/2038		7,400	7,735
Freddie Mac
2.73%, 03/01/2034 *	277		275
2.80%, 03/01/2034 *	268		266
2.83%, 10/25/2044 *	586		556
3.03%, 07/25/2044 *	612		589
4.00%, 05/01/2014	622		634
4.46%, 11/01/2033 *	243		246
4.50%, 06/15/2017 - 09/15/2018	3,210		3,310
4.74%, 09/01/2035 *	1,173		1,208
5.00%, 02/15/2020 - 04/15/2030	17,608		18,032
5.08%, 01/01/2036 *	5,977		6,057
5.29%, 09/01/2035 *	916		944
5.50%, 03/15/2017 - 08/01/2038	14,557		15,072
6.50%, 04/15/2029 - 07/25/2043	38		41
Ginnie Mae
5.38%, 05/20/2024 *	65		67
5.50%, 06/15/2038	200		208
6.11%, 10/16/2033 Ī § *	1,332		128
6.11%, 04/16/2033 Ī § *	1,391		132
6.15%, 08/16/2033 Ī § *	3,506		302
6.15%, 09/20/2034 Ī § *	2,477		175
6.50%, 07/15/2023 - 02/15/2039	13,304		14,010
Ginnie Mae, TBA
6.00%, 12/01/2099	31,000		32,337
6.50%, 05/01/2038	21,500		22,609
Overseas Private Investment Corp.
5.10%, 12/10/2012	2,600		2,756
Total U.S. Government Agency Obligations (cost $445,336)			452,972

FOREIGN GOVERNMENT OBLIGATIONS (3.5%)
Bundesrepublik Deutschland
5.50%, 01/04/2031	EUR	1,100	1,729
Export-Import Bank of Korea
8.13%, 01/21/2014	$3,300		3,483
Korea Expressway Corp.
5.13%, 05/20/2015 -144A	200		169
Malaysia Government Bond
7.50%, 07/15/2011	10		11
Province of Ontario Canada
4.70%, 06/02/2037	CAD	2,400	1,943
6.20%, 06/02/2031	CAD	4,000	3,861
6.50%, 03/08/2029	CAD	7,500	7,427
Republic of Brazil
10.25%, 01/10/2028	BRL	1,000	412
Republic of South Africa
5.25%, 05/16/2013	EUR	90	116
Total Foreign Government Obligations (cost $17,752)			19,151

The notes to the financial statements are an integral part of this report.

22

	Principal	Value
MORTGAGE-BACKED SECURITIES (9.2%)
American Home Mortgage Assets
Series 2006-2, Class 2A1
0.63%, 09/25/2046 *	$1,238	$476
Series 2006-4, Class 1A12
0.65%, 10/25/2046 *	2,918	946
Banc of America Commercial Mortgage, Inc.
Series 2007-1, Class A4
5.45%, 01/15/2049	200	154
Banc of America Funding Corp.
Series 2005-D, Class A1
3.99%, 05/25/2035 *	1,415	1,140
Series 2006-J, Class 4A1
6.11%, 01/20/2047	155	77
BCAP LLC Trust
Series 2006-AA2, Class A1
0.61%, 01/25/2037 *	725	275
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
4.53%, 08/25/2033	1,656	1,448
Series 2003-8, Class 2A1
5.44%, 01/25/2034 *	28	22
Series 2003-8, Class 4A1
5.15%, 01/25/2034	172	121
Series 2005-2, Class A2
2.39%, 03/25/2035 *	1,296	1,048
Series 2005-5, Class A2
4.55%, 08/25/2035 *	443	345
Series 2005-7, Class 22A1
5.49%, 09/25/2035	385	199
Series 2005-9, Class A1
4.63%, 10/25/2035 *	746	558
Series 2006-6, Class 32A1
5.72%, 11/25/2036	443	223
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18, Class A4
5.70%, 06/11/2050	800	648
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
5.65%, 01/26/2036	394	246
CC Mortgage Funding Corp.
Series 2004-3A, Class A1
0.69%, 08/25/2035 -144A *	313	203
Citigroup Commercial Mortgage Trust
Series 2006-FL2, Class A1
0.52%, 08/15/2021 -144A *	6	5
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2
4.25%, 08/25/2035 *	513	371
Series 2006-AR1, Class 1A1
4.90%, 10/25/2035 *	1,496	985
Series 2007-10, Class 22AA
6.01%, 09/25/2037	2,851	1,545
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class A5
5.62%, 10/15/2048	330	273
Commercial Mortgage Pass-Through Certificates
Series 2007-C9, Class A4
5.82%, 12/10/2049	170	136
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	7	6
Series 2005-11CB, Class 2A8
4.50%, 06/25/2035	140	133
Series 2005-81, Class A1
0.72%, 02/25/2037 *	752	311
Series 2006-30T1, Class 1A3
6.25%, 11/25/2036	718	419
Series 2006-J8, Class A2
6.00%, 02/25/2037	611	339
Series 2006-OA17, Class 1A1A
0.64%, 12/20/2046 *	2,895	938
Series 2007-2CB, Class 1A13
5.75%, 03/25/2037 *	700	307
Series 2007-HY4, Class 1A1
5.35%, 06/25/2037	1,381	646
Series 2007-OA6, Class A1B
0.64%, 06/25/2037 *	1,430	530
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-30, Class M
5.32%, 10/19/2032 *	18	8
Series 2004-12, Class 12A1
4.72%, 08/25/2034	638	426
Series 2004-R1, Class 2A
6.50%, 11/25/2034 -144A	791	775
Series 2005-R2, Class 1AF1
0.78%, 06/25/2035 -144A *	2,320	1,420
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A
1.06%, 03/25/2032 -144A *	1	1
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.47%, 09/15/2039	3,000	2,169
CS First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1
4.38%, 06/25/2033	1,243	999
Deutsche Alt-A Securities, Inc.
Series 2005-6, Class 2A3
5.50%, 12/25/2035	900	285
Series 2006-AR6, Class A1
0.52%, 02/25/2037 *	405	371
Series 2007-AR1, Class A3B
0.51%, 01/25/2047 *	608	545
First Horizon Alternative Mortgage Securities
Series 2007-FA4, Class 1A8
6.25%, 08/25/2037	601	447
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1
5.36%, 08/25/2035 *	107	79
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.44%, 03/10/2039	1,000	783
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1
0.58%, 03/06/2020 -144A *	792	586

The notes to the financial statements are an integral part of this report.

23

	Principal	Value
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
4.51%, 09/25/2035 *	$213	$163
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
0.69%, 03/19/2036 *	1,970	751
Series 2006-12, Class 2A11
0.54%, 01/19/2038 *	334	303
Series 2006-12, Class 2A2A
0.64%, 01/19/2038 *	944	337
Series 2006-6, Class 5A1A
5.92%, 08/19/2036	961	473
Series 2007-1, Class 2A1A
0.58%, 04/19/2038 *	1,481	544
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
5.01%, 12/25/2034	61	44
Series 2006-AR14, Class 1A1A
0.53%, 11/25/2046 *	519	480
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
5.02%, 02/25/2035 *	402	340
Series 2007-A1, Class 5A5
4.77%, 07/25/2035 *	1,355	1,063
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3
5.43%, 02/15/2040	300	216
Series 2007-C7, Class A3
5.87%, 09/15/2045	1,900	1,446
Luminent Mortgage Trust
Series 2006-6, Class 2A1
3.41%, 10/25/2046	886	363
Master Alternative Loans Trust
Series 2006-2, Class 2A1
0.84%, 03/25/2036 *	200	74
Mellon Residential Funding Corp.
Series 2000-TBC3, Class A1
1.00%, 12/15/2030 *	563	453
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A
0.65%, 02/25/2036 *	208	114
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049	1,500	1,112
Merrill Lynch Credit Corporation Mortgage Investors, Inc.
Series 2005-2, Class 3A
1.44%, 10/25/2035 *	51	34
Series 2005-3, Class 4A
0.69%, 11/25/2035 *	56	34
Morgan Stanley Capital I
Series 2007-XLFA, Class A1
0.51%, 10/15/2020 -144A *	746	540
Residential Accredit Loans, Inc.
Series 2006-QO3, Class A1
0.65%, 04/25/2046 *	671	257
Series 2006-QO6, Class A1
0.62%, 06/25/2046 *	428	171
Series 2006-QO7, Class 3A1
0.54%, 09/25/2046 *	478	356
Residential Asset Securitization Trust
Series 2006-R1, Class A2
0.84%, 01/25/2046 *	417	144
Residential Funding Mortgage Securities I
Series 2003-S9, Class A1
6.50%, 03/25/2032	7	7
Sequoia Mortgage Trust
Series 10, Class 2A1
0.83%, 10/20/2027 *	43	34
Series 2007-1, Class 1A1
5.27%, 01/20/2047	932	556
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-19, Class 2A1
2.84%, 01/25/2035 *	254	100
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
1.11%, 09/19/2032 *	26	20
Series 2005-AR5, Class A1
0.70%, 07/19/2035 - 07/19/2035 *	281	186
Series 2005-AR8, Class A1A
0.72%, 02/25/2036 *	696	269
Series 2006-AR3, Class 12A1
0.66%, 05/25/2036 *	799	283
Series 2006-AR6, Class 2A1
0.63%, 07/25/2046 *	2,862	1,152
Structured Asset Securities Corp.
Series 2003-22A, Class 2A1
5.64%, 06/25/2033	1,542	1,079
TBW Mortgage Backed Pass-Through Certificates
Series 2006-6, Class A1
0.55%, 01/25/2037 *	405	369
Thornburg Mortgage Securities Trust
Series 2006-6, Class A1
0.55%, 11/25/2046 *	853	735
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1
0.54%, 09/15/2021 -144A *	1,329	930
WAMU Mortgage Pass-Through Certificates
Series 2007-C30, Class A5
5.34%, 12/15/2043	2,100	1,376
Series 2002-AR2, Class A
3.25%, 02/27/2034 *	29	22
Series 2002-AR9, Class 1A
2.91%, 08/25/2042 *	15	10
Series 2003-AR5, Class A7
4.31%, 06/25/2033 *	949	753
Series 2003-AR9, Class 2A
4.48%, 09/25/2033 *	1,891	1,657
Series 2003-R1, Class A1
0.98%, 12/25/2027 *	991	702
Series 2005-AR11, Class A1A
0.76%, 08/25/2045 *	769	362
Series 2006-AR19, Class 1A
2.25%, 01/25/2047 *	1,367	420
Series 2006-AR19, Class 1A1A
2.24%, 01/25/2047 *	1,164	421

The notes to the financial statements are an integral part of this report.

24

	Principal	Value
WAMU Mortgage Pass-Through Certificates (continued)
Series 2006-AR9, Class 2A
3.50%, 08/25/2046 *	$740	$289
Series 2007-HY1, Class 4A1
5.41%, 02/25/2037	2,837	1,674
Series 2007-OA1, Class A1A
2.21%, 02/25/2047 *	2,889	878
Wells Fargo Mortgage Backed Securities Trust
Series 2003-13, Class A5
4.50%, 11/25/2018	553	536
Series 2004-CC, Class A1
4.95%, 01/25/2035 *	483	378
Series 2006-AR11, Class A2
5.51%, 08/25/2036	278	205
Series 2006-AR4, Class 2A6
5.78%, 04/25/2036 *	357	111
Series 2006-AR8, Class 2A4
5.24%, 04/25/2036	1,591	1,101
Total Mortgage-Backed Securities (cost $74,994)		50,394

ASSET-BACKED SECURITIES (4.2%)
Accredited Mortgage Loan Trust
Series 2007-1, Class A1
0.49%, 02/25/2037 *	671	598
ACE Securities Corp.
Series 2006-NC1, Class A2B
0.59%, 12/25/2035 *	172	166
Series 2006-NC3, Class A2A
0.49%, 12/25/2036 *	271	207
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.73%, 07/25/2032 *	4	1
Argent Securities, Inc.
Series 2006-M3, Class A2A
0.49%, 10/25/2036 *	62	60
Asset Backed Funding Certificates
Series 2004-OPT5, Class A1
0.79%, 06/25/2034 *	406	205
Series 2006-HE1, Class A2A
0.50%, 01/25/2037 *	423	353
Series 2006-OPT2, Class A3A
0.50%, 10/25/2036 *	76	74
Aurum CLO, Ltd.
Series 2002-1A, Class A1
1.56%, 04/15/2014 -144A *	1,184	1,035
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
1.10%, 10/25/2032 *	24	14
Series 2006-SD4, Class 1A1
5.03%, 10/25/2036	1,046	786
Series 2007-AQ1, Class A1
0.55%, 11/25/2036 *	1,153	668
Carrington Mortgage Loan Trust
Series 2006-NC4, Class A1
0.49%, 10/25/2036 *	367	340
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WFH3, Class A2
0.54%, 10/25/2036 *	830	763
Series 2007-AHL1, Class A2A
0.48%, 12/25/2036 *	937	701
Countrywide Asset-Backed Certificates
Series 2006-23, Class 2A1
0.49%, 05/25/2037 *	903	801
Series 2006-26, Class 2A1
0.52%, 06/25/2037 *	745	668
Series 2006-SD1, Class A1
0.60%, 02/25/2036 -144A *	72	68
Series 2007-1, Class 2A1
0.49%, 07/25/2037 *	953	816
Series 2007-7, Class 2A1
0.52%, 10/25/2037 *	181	154
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB1, Class AF1A
0.51%, 01/25/2037 *	910	510
Series 2007-SP1, Class A1
0.53%, 12/25/2037 -144A *	398	375
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF1, Class A2C
0.81%, 12/25/2034 *	118	93
Series 2007-FF1, Class A2A
0.48%, 01/25/2038 *	536	481
Fremont Home Loan Trust
Series 2006-E, Class 2A1
0.50%, 01/25/2037 *	634	541
HFC Home Equity Loan Asset Backed Certificates
Series 2006-4, Class A1V
0.52%, 03/20/2036 *	79	76
Home Equity Asset Trust
Series 2002-1, Class A4
1.04%, 11/25/2032 *	♦	♦
HSI Asset Securitization Corp. Trust
Series 2007-OPT1, Class 2A1
0.49%, 12/25/2036 *	811	683
JPMorgan Mortgage Acquisition Corp.
Series 2006-CH1, Class A2
0.49%, 07/25/2036 *	201	187
Series 2006-CH2, Class AV2
0.49%, 10/25/2036 *	1,306	1,155
Series 2007-CH3, Class A5
0.70%, 03/01/2037 *	3,500	994
Lehman XS Trust
Series 2006-16N, Class A1A
0.52%, 11/25/2046 *	418	327
Series 2006-17, Class WF11
0.56%, 11/25/2036 *	164	159
Long Beach Mortgage Loan Trust
Series 2006-9, Class 2A1
0.50%, 10/25/2036 *	194	173
Merrill Lynch Mortgage Investors, Inc.
Series 2006-FF1, Class A2A
0.51%, 08/25/2036 *	102	98
Mid-State Trust
Series 4, Class A
8.33%, 04/01/2030	280	239
Morgan Stanley Capital I
Series 2006-HE8, Class A2A
0.49%, 10/25/2036 *	278	242
Series 2007-NC1, Class A2A
0.49%, 11/25/2036 *	410	384

The notes to the financial statements are an integral part of this report.

25

		Principal	Value
Morgan Stanley Capital I
Series 2006-HE7, Class A2A
0.49%, 09/25/2036 *		$198	$186
Series 2007-HE2, Class A2A
0.48%, 01/25/2037 *		715	615
Morgan Stanley Home Equity Loans
Series 2007-1, Class A1
0.49%, 12/25/2036 *		1,099	939
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1
6.00%, 07/25/2047		597	388
Series 2007-3XS, Class 2A1A
0.51%, 01/25/2047 *		997	898
Series 2007-8XS, Class A1
5.75%, 04/25/2037		649	434
Nationstar Home Equity Loan Trust
Series 2007-A, Class AV1
0.50%, 03/25/2037 *		425	383
New Century Home Equity Loan Trust
Series 2006-1, Class A2B
0.62%, 05/25/2036 *		244	170
Option One Mortgage Loan Trust
Series 2007-1, Class 2A1
0.49%, 01/25/2037 *		288	271
Park Place Securities, Inc.
Series 2005-WCW1, Class A1B
0.70%, 09/25/2035 *		77	48
Residential Asset Securities Corp.
Series 2006-EMX9, Class 1A1
0.51%, 11/25/2036 *		156	152
Series 2006-KS9, Class AI1
0.51%, 11/25/2036 *		139	133
Series 2007-KS2, Class AI1
0.51%, 02/25/2037 *		1,022	927
Saxon Asset Securities Trust
Series 2006-3, Class A1
0.50%, 10/25/2046 *		120	115
SBI Home Equity Loan Trust
Series 2006-1A, Class 1A2A
0.61%, 08/25/2036 -144A *		48	43
Securitized Asset Backed Receivables LLC Trust
Series 2007-HE1, Class A2A
0.50%, 12/25/2036 *		160	99
SLM Student Loan Trust
Series 2007-3, Class A1
1.08%, 10/27/2014 *		520	515
Small Business Administration
Series 2003-20I, Class 1
5.13%, 09/01/2023		58	61
Series 2004-20C, Class 1
4.34%, 03/01/2024		380	386
Series 2004-P10A, Class 1
4.50%, 02/01/2014		118	118
Structured Asset Securities Corp.
Series 2002-HF1, Class A
0.73%, 01/25/2033 *		4	3
Series 2006-BC3, Class A2
0.49%, 10/25/2036 *		306	272
Series 2006-BC6, Class A2
0.52%, 01/25/2037 *		570	496
Wells Fargo Home Equity Trust
Series 2006-3, Class A1
0.49%, 01/25/2037 *		114	111
Total Asset-Backed Securities (cost $27,134)			22,958

MUNICIPAL GOVERNMENT OBLIGATIONS (5.4%)
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2047		600	336
Chicago Board of Education -Class A
5.00%, 12/01/2012		255	278
Chicago Transit Authority -Class A
6.90%, 12/01/2040		7,600	7,448
City of Chicago, IL
8.24%, 01/01/2014 *		3,645	3,044
City of Houston Texas
5.00%, 11/15/2036		400	395
Los Angeles Community College District
5.00%, 08/01/2027		1,600	1,614
Los Angeles Unified School District -Class A
4.50%, 01/01/2028		1,200	1,098
Massachusetts Health & Educational Facilities Authority
5.50%, 11/15/2036		3,500	3,786
New York City Municipal Finance Authority
4.75%, 06/15/2035		900	866
State of California
5.65%, 04/01/2039		5,900	6,143
6.00%, 04/01/2038		100	103
7.50%, 04/01/2034		300	311
7.55%, 04/01/2039		700	730
Tobacco Settlement Financing Corp.
5.00%, 06/01/2041		1,400	738
5.25%, 06/01/2019		200	210
5.50%, 06/01/2026		200	224
5.88%, 05/15/2039		40	28
7.47%, 06/01/2047		1,185	664
Triborough Bridge & Tunnel Authority
5.00%, 11/15/2029		1,700	1,726
Total Municipal Government Obligations (cost $30,860)			29,742

CORPORATE DEBT SECURITIES (35.6%)
Airlines (0.0%)
Continental Airlines, Inc.
7.06%, 09/15/2009		200	197
United Airlines, Inc.
6.20%, 12/31/2049		6	6
6.60%, 09/01/2013		3	3
Automobiles (0.2%)
Daimler Finance North America LLC
7.75%, 01/18/2011		1,000	1,010
General Motors Corp.
8.38%, 07/05/2033	EUR	800	53
Buildings Products (0.1%)
C8 Capital Spv, Ltd.
6.64%, 12/31/2014 -144A ■ Ž	$1,000		449
Capital Markets (4.6%)
Goldman Sachs Group, Inc.
1.67%, 02/04/2013 *	EUR	300	329
2.24%, 11/15/2014 *	EUR	500	504
6.25%, 09/01/2017	$6,500		6,148
6.75%, 10/01/2037		3,300	2,515

The notes to the financial statements are an integral part of this report.

26

		Principal	Value
Capital Markets (continued)
Lehman Brothers Holdings, Inc.
1.00%, 10/22/2049 Џ		$200	$28
2.85%, 12/31/2049 Џ		1,600	224
5.63%, 01/24/2013 Џ		4,100	595
6.75%, 12/28/2017 Џ		1,700	♦
6.88%, 05/02/2018 Џ		500	74
Merrill Lynch & Co., Inc.
1.64%, 01/31/2014 *	EUR	1,000	935
Morgan Stanley
1.56%, 10/18/2016 *		$2,800	1,975
3.02%, 05/14/2010 *		3,000	2,929
5.95%, 12/28/2017		5,600	5,073
6.00%, 04/28/2015		1,900	1,795
Morgan Stanley Group, Inc.
1.36%, 01/18/2011 *		2,500	2,329
Commercial Banks (8.8%)
American Express Bank FSB
5.50%, 04/16/2013		2,100	1,975
ANZ National International, Ltd.
6.20%, 07/19/2013 -144A		6,100	6,090
Barclays Bank PLC
5.45%, 09/12/2012		4,100	4,165
6.05%, 12/04/2017 -144A		2,600	2,083
7.43%, 12/15/2017 -144A ■ Ž		900	440
7.70%, 04/25/2018 -144A ■ Ž		2,800	1,765
China Development Bank Corp.
5.00%, 10/15/2015		100	105
Credit Suisse, Inc.
5.00%, 05/15/2013		8,900	8,788
Deutsche Bank AG
6.00%, 09/01/2017		4,500	4,404
Export-Import Bank of China
5.25%, 07/29/2014 -144A		250	263
Export-Import Bank of Korea
1.39%, 10/04/2011 -144A *		2,500	2,506
HSBC Capital Funding LP
10.18%, 06/30/2030 -144A ■ Ž		150	132
ING Bank NV
2.63%, 02/05/2012 -144A		9,500	9,464
Rabobank Capital Funding II
5.26%, 12/31/2013 -144A ■ Ž		210	116
Rabobank Capital Funding Trust
5.25%, 10/21/2016 -144A ■ Ž		280	154
Royal Bank of Scotland PLC
7.64%, 09/29/2017 ■ Ž		3,000	870
Sumitomo Mitsui Banking Corp.
5.63%, 10/15/2015 -144A ■ Ž		150	119
UBS AG
5.88%, 12/20/2017		2,400	2,105
Wells Fargo & Co.
7.98%, 03/15/2018 ■ Ž		5,200	2,912
Consumer Finance (2.9%)
American Express Co.
6.15%, 08/28/2017		1,400	1,250
American Express Credit Corp.
5.88%, 05/02/2013		6,000	5,910
Capital One Financial Corp.
6.75%, 09/15/2017		1,500	1,267
Ford Motor Credit Co. LLC
7.25%, 10/25/2011		100	82
7.80%, 06/01/2012		1,100	853
HSBC Finance Corp.
1.41%, 03/12/2010 *		2,400	2,297
6.38%, 10/15/2011		4,500	4,443
Diversified Financial Services (7.6%)
Bank of America Corp.
5.65%, 05/01/2018		3,900	3,175
8.00%, 01/30/2018 ■ Ž		3,100	1,761
8.13%, 05/15/2018 ■ Ž		5,400	3,067
Bear Stearns Cos., Inc.
5.70%, 11/15/2014		1,900	1,865
6.40%, 10/02/2017		900	876
6.95%, 08/10/2012		1,800	1,895
7.25%, 02/01/2018		2,100	2,145
C10 Capital Spv, Ltd.
6.72%, 12/31/2016 Reg S ■ Ž		1,300	584
Citigroup Capital XXI
8.30%, 12/21/2057 ■		1,400	852
Citigroup, Inc.
1.41%, 03/07/2014 *		2,000	1,348
5.50%, 04/11/2013		2,200	1,961
8.40%, 04/30/2018 ■ Ž		4,100	2,742
Ford Motor Credit Co. LLC
7.00%, 10/01/2013		400	298
General Electric Capital Corp.
5.88%, 01/14/2038		3,000	2,071
6.38%, 11/15/2067 ■		300	172
6.50%, 09/15/2067 -144A ■	GBP	1,600	1,089
GMAC LLC
2.49%, 05/15/2009 *		$300	296
6.63%, 05/15/2012		900	551
7.00%, 02/01/2012		1,500	1,125
7.25%, 03/02/2011		300	246
JPMorgan Chase & Co.
7.90%, 04/30/2018 ■ Ž		2,000	1,522
KBC Bank Funding Trust III
9.86%, 11/02/2009 -144A ■ Ž		15	5
Merrill Lynch & Co., Inc.
6.05%, 08/15/2012		200	184
6.40%, 08/28/2017		400	325
6.88%, 04/25/2018		7,400	6,235
Petroleum Export, Ltd.
5.27%, 06/15/2011 -144A		99	87
Santander SA
1.33%, 11/20/2009 -144A *		1,500	1,487
6.67%, 10/24/2017 -144A ■ Ž		900	563
SMFG Preferred Capital, Ltd.
10.23%, 07/18/2049 Reg S ■ Ž	GBP	2,900	3,113
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
4.13%, 09/15/2009		$575	580
5.50%, 02/01/2018		2,000	1,997
6.30%, 01/15/2038		800	740
Deutsche Telekom International Finance BV
8.13%, 05/29/2012	EUR	124	184
KT Corp.
4.88%, 07/15/2015 -144A		$200	171

The notes to the financial statements are an integral part of this report.

27

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
Electric Utilities (1.8%)
EDF SA
6.50%, 01/26/2019 -144A	$5,800		$6,243
6.95%, 01/26/2039 -144A		2,800	2,952
Entergy Gulf States, Inc.
5.70%, 06/01/2015		200	186
Florida Power Corp.
4.80%, 03/01/2013		450	467
PSEG Power LLC
6.95%, 06/01/2012		210	215
Food & Staples Retailing (0.5%)
Kroger Co.
6.40%, 08/15/2017		1,500	1,560
New Albertsons, Inc.
6.95%, 08/01/2009		1,200	1,208
Food Products (0.1%)
Kraft Foods, Inc.
6.88%, 02/01/2038		300	295
Health Care Providers & Services (1.4%)
HCA, Inc.
9.25%, 11/15/2016		200	198
Roche Holdings, Inc.
7.00%, 03/01/2039 -144A		5,700	6,192
UnitedHealth Group, Inc.
6.00%, 02/15/2018		1,400	1,311
6.88%, 02/15/2038		300	261
Insurance (2.9%)
American International Group, Inc.
5.60%, 10/18/2016		1,000	348
8.25%, 08/15/2018 -144A		5,300	1,863
Metropolitan Life Global Funding I
5.13%, 04/10/2013 -144A		1,100	1,052
New York Life Global Funding
4.65%, 05/09/2013 -144A		12,200	12,076
Principal Life Income Funding Trusts
5.30%, 04/24/2013		400	377
Media (0.0%)
Time Warner, Inc.
6.88%, 05/01/2012		20	21
Oil, Gas & Consumable Fuels (0.8%)
Enterprise Products Operating, LP
4.95%, 06/01/2010		100	100
GAZ Capital SA
8.15%, 04/11/2018 -144A		1,000	815
8.63%, 04/28/2034 Reg S		500	458
NGPL Pipeco LLC
7.12%, 12/15/2017 -144A		1,800	1,777
7.77%, 12/15/2037 -144A		700	608
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.44%, 09/15/2009 -144A		10	10
Sonat, Inc.
7.63%, 07/15/2011		370	366
Southern Natural Gas Co.
8.00%, 03/01/2032		100	94
Williams Cos., Inc.
7.50%, 01/15/2031		100	83
Pharmaceuticals (1.0%)
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/2038		5,100	5,255
Real Estate Investment Trusts (0.3%)
Ventas Realty, LP
6.75%, 06/01/2010		1,500	1,543
Thrifts & Mortgage Finance (0.5%)
Nykredit Realkredit A/S
5.00%, 10/01/2038 *	DKK	5,690	952
Realkredit Danmark A/S
4.10%, 01/01/2038 *	DKK	11,432	1,910
Tobacco (1.4%)
Altria Group, Inc.
9.25%, 08/06/2019	$5,700		6,527
Reynolds American, Inc.
7.63%, 06/01/2016		200	176
7.75%, 06/01/2018		1,000	908
Wireless Telecommunication Services (0.0%)
AT&T Mobility LLC
6.50%, 12/15/2011		180	192
Total Corporate Debt Securities (cost $230,754)			195,640

	Shares
CONVERTIBLE PREFERRED STOCKS (0.3%)
Commercial Banks (0.2%)
Wells Fargo & Co., 7.50% ▲	1,600	989
Diversified Financial Services (0.1%)
Bank of America Corp., 7.25% ▲	800	462
Insurance (0.0%)
American International Group, Inc., 8.50% ▲	40,000	204
Total Convertible Preferred Stocks (cost $5,184)		1,655

PREFERRED STOCKS (0.2%)
Thrifts & Mortgage Finance (0.2%)
DG Funding Trust, 3.47% -144A § ▲	119	1,193
U.S. Government Agency Obligation (0.0%)
Fannie Mae, 8.25% ▲	26,000	22
Total Preferred Stocks (cost $1,916)		1,215

	Principal
LOAN ASSIGNMENTS (0.9%)
Automobiles (0.2%)
DaimlerChrysler Finance Co.
6.00%, 08/03/2012	$1,970	1,432
Health Care Providers & Services (0.4%)
HCA, Inc.
6.01%, 11/18/2013	1,258	1,133
Health Management Associates, Inc.
7.10%, 08/16/2020	1,022	883
Media (0.2%)
CSC Holdings, Inc.
1.00%, 02/24/2013	987	910
Paper & Forest Products (0.1%)
Koch Forest Products, Inc.
7.47%, 12/20/2012	879	816
Total Loan Assignments (cost $5,884)		5,174

Notional Amount
PURCHASED SWAPTION (0.0%)
Call Options (0.0%)
IRO 2-Year USD
Call Strike $3.45
Expires 08/03/2009	5,100	179
Total Purchased Swaption (cost $56)

The notes to the financial statements are an integral part of this report.

28

(all amounts in thousands)

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (0.1%)
U.S. Treasury Discount Note
0.16%, 05/07/2009 ▲ (d)	$270	$270
0.16%, 05/14/2009 ▲ (d)	10	10
Total Short-Term U.S. Government Obligations (cost $280)		280

Total Investment Securities (cost $925,297) #		864,672
Other Assets and Liabilities, net		(314,711)

Net Assets		$549,961

SECURITIES SOLD SHORT (-5.6%)
Fannie Mae, TBA (f)
4.50%, 12/31/2099	(3,000)	(3,043)
5.00%, 04/01/2038	(13,400)	(13,823)
5.00%, 05/01/2038	(13,400)	(13,781)
6.50%, 12/01/2099	(400)	(424)
Total Securities Sold Short (Proceeds $30,891)		(31,071)

	Notional Amount
WRITTEN-OPTIONS (0.0%)
Put Options (0.0%)
10-Year U.S. Treasury Note
Put Strike $119.00
Expires 05/22/2009	54	(19)
Euro Future
Put Strike $98.50
Expires 09/14/2009	12	(1)
Euro Future
Put Strike $98.63
Expires 09/14/2009	23	(1)
Call Options (0.0%)
10-Year U.S. Treasury Note
Call Strike $126.00
Expires 05/22/2009	174	(11)
Total Written Options (Premiums: $154)		(32)

WRITTEN-SWAPTIONS (0.0%)
Call Options (0.0%)
7-Year USD	3,100	(3)
Call Strike $2.35
Expires 06/22/2009
Put Options (0.0%)
2-Year IRO USD	57,800	(73)
Put Strike $2.95
Expires 12/15/2009
2-Year IRO USD	5,800	(7)
Put Strike $2.95
Expires 12/15/2009
5-Year USD	32,600	(92)
Put Strike $2.75
Expires 05/22/2009
5-Year IRO USD	6,000	(17)
Put Strike $2.75
Expires 05/22/2009
5-Year IRO USD	2,200	(1)
Put Strike $4.15
Expires 08/03/2009
7-Year USD	3,100	(9)
Put Strike $3.50
Expires 06/22/2009
Total Written Swaptions (Premiums: $735)		(202)

SWAP AGREEMENTS: (e)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION: (1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread at 04/30/2009 (3)	Notional Amount (4)	Market Value	Premiums Paid (Received)	Unrealized Appreciation
Diamond Offshore Drill, Zero Coupon, 6/6/2020	0.44%	06/20/2017	CBK	49.34	$1,400	$9	$—	$9
General Mills, Inc., 5.70%, 02/15/2017	0.50%	09/20/2013	BRC	62.98	3,200	15	—	15
HSBC Finance Corp BP, 6.38%, 01/15/2011	0.20%	12/20/2011	RYL	737.54	4,900	821	—	821
Kroger Co., 6.40%, 08/15/2017	0.78%	09/20/2017	DUB	78.71	1,500	1	—	1
Morgan Stanley, 1.54%, 10/18/2016	0.32%	12/20/2016	RYL	299.64	2,800	430	—	430
Wyeth, 5.25%, 03/15/2013	0.39%	09/20/2013	UAG	48.71	10,400	39	—	39
Wyeth, 5.25%, 03/15/2013	0.39%	09/20/2013	BRC	48.71	1,000	4	—	4
						$1,319	$—	$1,319

The notes to the financial statements are an integral part of this report.

29

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION: (2)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at 04/30/2009 (3)	Notional Amount (4)	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Altria Group, Inc., 9.25%, 08/06/2019	1.46%	03/20/2019	DUB	80.47	$5,700	$(266)	$—	$(266)
General Electric Capital Corp., 6.00%, 06/15/2012	1.15%	03/20/2010	CBK	748.67	2,000	(102)	—	(102)
General Electric Capital Corp., 6.00%, 06/15/2012	1.05%	03/20/2010	CBK	748.67	2,500	(130)	—	(130)
General Electric Capital Corp., 6.00%, 06/15/2012	5.00%	06/20/2010	DUB	735.77	300	(6)	(10)	4
Time Warner, Inc., 5.88%, 11/15/2016	1.19%	03/20/2014	DUB	86.13	20	—	—	♦
						$(504)	$(10)	$(494)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION: (1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Premiums Paid (Received)	Unrealized Appreciation
CDX.NA.IG.10	1.55%	06/20/2013	FBF	$1,464	$37	$(3)	$40
CDX.NA.IG.10	1.50%	06/20/2018	DUB	293	5	(6)	11
Dow Jones CDX.EM.9 Index	2.65%	06/20/2013	BRC	8,700	896	(174)	1,070
Dow Jones CDX.HY-10 Index	5.00%	06/20/2013	BRC	2,392	442	30	412
Dow Jones CDX.HY-10 Index	5.00%	06/20/2013	UAG	2,300	425	27	398
Dow Jones CDX.IG.5 7 Year Index	0.14%	12/20/2012	MYC	4,500	973	—	973
Dow Jones CDX.IG.9 1 Year Index	0.80%	12/20/2017	BRC	2,147	136	22	114
Dow Jones CDX.IG.9 1 Year Index	0.80%	12/20/2017	MYC	11,419	723	238	485
					$3,637	$134	$3,503

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (2)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Notional Amount (4)	Market Value (5)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Asset-backed Securities Index	0.11%	05/25/2046	GST	$1,998	$(1,359)	$(635)	$(724)
Commercial Mortgage Backed Index	0.08%	12/13/2049	MYC	400	(105)	(59)	(46)
Dow Jones CDX.HY-8 1 Index	0.48%	06/20/2012	BRC	3,215	(248)	—	(248)
Dow Jones CDX.HY-9, 5 Year Index	1.40%	12/20/2012	FBF	2,997	(337)	(26)	(311)
Dow Jones CDX.IG.10 1 Year Index	1.50%	06/20/2018	GST	11,810	220	(362)	582
Dow Jones CDX.IG.10 1 Year Index	1.50%	06/20/2018	MYC	21,667	422	(583)	1,003
Dow Jones CDX.IG.5 1 Year Index	0.46%	12/20/2015	MYC	3,200	(1,006)	—	(1,006)
					$(2,413)	$(1,664)	$(749)

The notes to the financial statements are an integral part of this report.

30

INTEREST RATE SWAP AGREEMENTS - RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-month USD-LIBOR	5.00%	12/17/2023	MLC	—	$55,900	$(10,274)	$(1,030)	$(9,244)
3-month USD-LIBOR	5.00%	12/17/2023	BRC	—	2,100	(386)	31	(417)
3-month USD-LIBOR	5.00%	12/17/2023	RYL	—	6,400	(1,176)	(343)	(833)
3-month USD-LIBOR	5.00%	12/17/2023	DUB	—	10,900	(2,003)	147	(2,150)
3-month USD-LIBOR	4.00%	06/17/2024	RYL	—	2,500	(129)	(307)	178
3-month USD-LIBOR	4.00%	06/17/2024	FBF	—	2,300	(119)	(278)	159
3-month USD-LIBOR	5.00%	12/17/2028	MYC	—	7,300	(1,583)	136	(1,719)
3-month USD-LIBOR	5.00%	12/17/2028	RYL	—	2,200	(477)	12	(489)
3-month USD-LIBOR	5.00%	12/17/2028	MLC	—	8,400	(1,821)	(86)	(1,735)
6-month GBP-LIBOR	4.50%	12/15/2035	DUB	GBP	4,200	(263)	104	(367)
6-month GBP-LIBOR	4.00%	06/15/2037	BRC	GBP	900	(29)	(4)	(25)
6-month GBP-LIBOR	4.00%	06/15/2037	GST	GBP	1,000	(32)	(5)	(27)
6-month USD-LIBOR	5.00%	12/17/2028	BRC	—	$2,400	(520)	—	(520)
FRC - Excluding Tobacco-Non-Revised CPI	2.15%	10/15/2010	UAG	EUR	2,100	122	3	119
FRC - Excluding Tobacco-Non-Revised CPI	2.10%	10/15/2010	BRC	EUR	1,000	53	—	53
FRC - Excluding Tobacco-Non-Revised CPI	2.09%	10/15/2010	BPS	EUR	2,000	97	—	97
FRC - Excluding Tobacco-Non-Revised CPI	1.96%	04/05/2012	BRC	EUR	300	8	—	8
ICAP CMM FRA Fixing Rate	5.50%	05/21/2009	MLC	—	$1,000	(148)	1	(149)
						$(18,680)	$(1,619)	$(17,061)

INTEREST RATE SWAP AGREEMENTS - PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-month USD-LIBOR	4.00%	06/17/2014	CBK	—	$2,500	$160	$179	$(19)
6-month GBP-LIBOR	6.00%	06/19/2009	RYL	GBP	6,100	128	(6)	134
6-month GBP-LIBOR	2.05%	09/15/2010	RYL	GBP	1,300	86	(29)	115
6-month GBP-LIBOR	2.05%	09/15/2010	BRC	GBP	11,200	742	(249)	991
6-month GBP-LIBOR	5.00%	03/18/2011	DUB	GBP	4,200	350	(49)	399
BRL-CDI	12.67%	01/04/2010	MLC	BRL	6,800	67	—	67
BRL-CDI	12.67%	01/04/2010	MYC	BRL	2,900	25	1	24
BRL-CDI	10.68%	01/02/2012	BRC	BRL	19,800	(247)	(185)	(62)
FRC - Excluding Tobacco-Non-Revised CPI	1.95%	03/15/2012	BRC	EUR	1,400	41	—	41
FRC - Excluding Tobacco-Non-Revised CPI	1.96%	03/28/2012	RYL	EUR	400	11	—	11
FRC - Excluding Tobacco-Non-Revised CPI	1.96%	03/30/2012	GST	EUR	400	12	—	12
FRC - Excluding Tobacco-Non-Revised CPI	1.95%	03/30/2012	RYL	EUR	400	11	—	11
FRC - Excluding Tobacco-Non-Revised CPI	1.94%	04/10/2012	RYL	EUR	600	15	—	15
FRC - Excluding Tobacco-Non-Revised CPI	1.94%	04/10/2012	BPS	EUR	600	16	—	16
FRC - Excluding Tobacco-Non-Revised CPI	1.98%	04/30/2012	BRC	EUR	500	13	—	13
						$1,430	$(338)	$1,768

The notes to the financial statements are an integral part of this report.

31

FUTURES CONTRACTS:  (c)

Description	Contracts Г	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	18	06/19/2009	$(42)
2-Year U.S. Treasury Note	9	06/30/2009	11
3-Month EURIBOR	318	09/13/2010	142
3-Month Pound Sterling	41	06/16/2010	18
90-Day Euro	180	03/15/2010	950
90-Day Euro	214	06/14/2010	32
90-Day GBP-LIBOR	259	12/17/2009	1,522
90-Day GBP-LIBOR	86	09/16/2010	24
90-Day Pound Sterling	238	09/16/2009	1,733
90-Day Pound Sterling	54	12/15/2010	9
German Euro BOBL	109	06/08/2009	(22)
German Euro Bund	74	06/08/2009	(133)
			$4,244

FORWARD FOREIGN CURRENCY CONTRACTS: (a)

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Brazilian Real	8,720	06/02/2009	$3,709	$241
Brazilian Real	(7,383)	06/02/2009	(3,007)	(338)
Canadian Dollar	447	06/08/2009	364	11
Canadian Dollar	(45)	06/08/2009	(37)	(1)
Chinese Yuan Renminbi	61,511	07/15/2009	9,052	(485)
Chinese Yuan Renminbi	18,604	07/15/2009	3,214	9
Chinese Yuan Renminbi	(80,115)	07/15/2009	(11,530)	(262)
Chinese Yuan Renminbi	41,252	09/08/2009	5,955	129
Chinese Yuan Renminbi	(13,012)	09/08/2009	(1,913)	(7)
Chinese Yuan Renminbi	(5,537)	03/29/2010	(821)	♦
Danish Krone	1,779	06/04/2009	312	4
Danish Krone	(17,535)	06/04/2009	(2,950)	(162)
Euro	3,075	05/14/2009	4,068	52
Euro	1,175	05/14/2009	1,513	(9)
Euro	(2,724)	05/14/2009	(6,522)	(92)
Euro	(4,999)	05/14/2009	(3,611)	7
Japanese Yen	748,081	05/07/2009	7,699	(112)
Japanese Yen	(443,007)	05/07/2009	(4,562)	70
Japanese Yen	(331,356)	06/04/2009	(3,404)	42
Malaysian Ringgit	3,599	08/12/2009	1,014	(6)
Malaysian Ringgit	(3,590)	08/12/2009	(979)	(27)
Mexican Peso	51,033	05/19/2009	3,739	(56)
Mexican Peso	(51,033)	05/19/2009	(3,522)	(161)
Mexican Peso	51,033	11/27/2009	3,424	155
Mexican Peso	(51,298)	11/27/2009	(3,578)	(18)
Polish Zloty	5,621	05/06/2009	2,490	(809)
Polish Zloty	(5,621)	05/06/2009	(1,854)	174
Pound Sterling	1,049	05/21/2009	1,520	32
Pound Sterling	(5,963)	05/21/2009	(8,767)	(56)
Russian Ruble	78,746	05/06/2009	2,351	(612)
Russian Ruble	56,420	05/06/2009	2,314	24
Russian Ruble	(135,166)	05/06/2009	(4,189)	114
Singapore Dollar	2,970	07/30/2009	1,954	52
Singapore Dollar	434	07/30/2009	300	(6)
Singapore Dollar	(3,802)	07/30/2009	(2,505)	(64)
				$(2,167)

The notes to the financial statements are an integral part of this report.

32

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 04/30/2009.
§	Illiquid. These securities aggregated to $2,225, or 0.40%, of the Fund’s net assets.
Ī	IO - Interest Only.
♦	Value and/or principal is less than $1 or ($1).
Ž	The security has a perpetual maturity. The date shown is the next call date.
■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 04/30/2009.
Џ	In default.
▲	Rate shown reflects the yield at 04/30/2009.
#

Aggregate cost for federal income tax purposes is $925,297. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $15,288 and $75,913, respectively. Net unrealized depreciation for tax purposes is $60,625.

Г	Contract amounts are not in thousands.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(a)	Cash in the amount of $1,110 has been pledged as collateral and segregated with the custodian to cover margin requirements for open forward foreign currency contracts.

(b)	A portion of this security has been pledged as collateral with the custodian in the amount of $1,974 to cover margin requirements for open future contracts.

(c)	Cash in the amount of $1,640 has been pledged as collateral and segregated with the broker to cover margin requirements for open future contracts.

(d)	All of these securities have been pledged as collateral in the amount of $280 to cover margin requirements for open swap contracts..

(e)	Securities with an aggregate market value of $739 have been pledged as collateral with the custodian to cover margin requirements for open swap contracts.

(f)

Securities with an aggregate market value of $979 have been pledged as collateral and cash in the amount of $830 has been segregated with the custodian to cover margin requirements for open TBA transactions.

The notes to the financial statements are an integral part of this report.

33

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2009, these securities aggregated $67,914, or 12.35%, of the Fund’s net assets.

BPS	BNP Paribas
BRC	Barclays Bank PLC
BRL	Brazilian Real
CAD	Canadian Dollar
CBK	Citibank N.A.
CDI	Credit Default Index
CDX	A series of indices that track North American and emerging market credit derivative indices.
CLO	Collateralized Loan Obligation
CMM	Constant Maturity Mortgage
CPI	Consumer Price Index
DKK	Danish Kroner
DUB	Deutsche Bank AG
EM	Emerging Markets
EUR	Euro
EURIBOR	Euro InterBank Offered Rate
FBF	Credit Suisse
FRA	Forward Rate Agreement
FRC	Fixed Rate Credit
FSB	Full-Service Bank
GBP	Pound Sterling
GST	Goldman Sachs Capital Markets
HY	High Yield
ICAP

The world’s largest interdealer brokerage, is a wholesale broker of over-the-counter (OTC) derivatives, money markets, and securities, focusing on such markets as foreign exchange, energy, credit, and equities.

IG	Investment Grade
IRO	Interest Rate Option
LB	Lehman Brothers
LIBOR	London Interbank Offered Rates
LLC	Limited Liability Company
LP	Limited Partnership
MLC	Merrill Lynch Capital Services
MYC	Morgan Stanley Capital Services
NA	North American
PLC	Public Limited Company
RYL	Royal Bank of Scotland PLC
STRIP	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced
UAG	UBS AG
USD	United States Dollar

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities			Total Investments in Securities	Other Financial Instruments*
Level 1	Level 2	Level 3	(net of Written Options and Swaptions)	Level 1	Level 2	Level 3
$2,636	$860,768	$1,034	$864,438	$0	$(7,471)	$0

*Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Investments in Securities Sold Short			Total Investments in Securities Sold
Level 1	Level 2	Level 3	Short
$—	$(31,071)	$—	$(31,071)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending April 30, 2009:

Beginning Balance at 10/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 04/30/2009
$1,221	$(69)	$0	$0	$(118)	$0	$1,034

The notes to the financial statements are an integral part of this report.

34

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Transamerica American Century Large Company Value	Transamerica Clarion Global Real Estate Securities	Transamerica Evergreen Health Care	Transamerica Jennison Growth	Transamerica Marsico Growth
Assets:
Investment securities, at value	$324,101	$199,998	$35,296	$267,379	$332,769
Repurchase agreement, at value	20,363	3,153	940	3,731	38,891
Foreign currency, at value	—	151	85	—	332
Receivables:
Investment securities sold	3,433	266	484	1,315	3,088
Shares of beneficial interest sold	5	26	—	40	—
Dividends	503	826	44	159	499
Dividend reclaims	3	32	191	1	36
Variation margin	18	—	—	—	—
Other	7	4	9	7	4
	$348,433	$204,456	$37,049	$272,632	$375,619
Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	2,231	1,063	—	3,632	—
Shares of beneficial interest redeemed	53	1	—	17	18
Management and advisory fees	229	128	37	163	239
Trustees fees	9	6	10	8	5
Transfer agent fees	2	2	1	6	5
Administration fees	6	3	1	4	6
Other	31	72	26	15	28
	2,561	1,275	75	3,845	301
Net assets	$345,872	$203,181	$36,974	$268,787	$375,318
Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$616,402	$362,929	$81,731	$315,992	$483,615
Undistributed (accumulated) net investment income (loss)	3,364	2,916	(147)	203	1,118
Accumulated net realized gain (loss) from investments	(153,349)	(72,987)	(40,430)	(57,118)	(104,397)
Net unrealized appreciation (depreciation) on:
Investment securities	(122,947)	(89,691)	(4,183)	9,709	(5,018)
Futures contracts	2,402	—	—	—	—
Translation of assets and liabilities denominated in foreign currencies	—	14	3	1	—
Net assets	$345,872	$203,181	$36,974	$268,787	$375,318
Net assets by class:
Class A	$3,195	$1,781	$1,621	$4,889	$5,227
Class B	2,271	676	945	4,848	3,000
Class C	1,225	854	734	2,247	1,727
Class I	339,181	199,870	33,674	256,803	365,364
Shares outstanding:
Class A	480	222	199	581	614
Class B	353	84	121	616	370
Class C	192	108	94	284	213
Class I	51,142	24,888	4,057	30,118	42,697
Net asset value per share:
Class A	$6.65	$8.04	$8.15	$8.41	$8.52
Class B	6.43	8.00	7.82	7.87	8.11
Class C	6.40	7.94	7.80	7.91	8.10
Class I	6.63	8.03	8.30	8.53	8.56
Maximum offering price per share (a)
Class A	$7.04	$8.51	$8.62	$8.90	$9.02

Investment securities, at cost	$447,045	$289,687	$39,475	$257,666	$337,785
Repurchase agreement, at cost	$20,363	$3,153	$940	$3,731	$38,891
Foreign currency, at cost	$—	$151	$84	$—	$332

The notes to the financial statements are an integral part of this report.

35

	Transamerica MFS International Equity	Transamerica PIMCO Real Return TIPS	Transamerica PIMCO Total Return
Assets:
Investment securities, at value	$200,758	$1,032,731	$864,672
Repurchase agreement, at value	4,203	16,800	—
Cash	—	1,043	1,986
Cash on deposit with broker	—	1,506	1,640
Foreign currency, at value	274	1,420	4,441
Receivables:
Investment securities sold	143	57,057	450,908
Shares of beneficial interest sold	486	—	—
Interest	—	6,428	6,885
Dividends	634	—	64
Dividend reclaims	219	—	—
Variation margin	—	28	—
Other	7	10	4
Swap agreements, at value	—	4,341	7,555
Unrealized appreciation on forward foreign currency contracts	—	868	1,116
	$206,724	$1,122,232	$1,339,271
Liabilities:
Cash deposit due to custodian	—	10,600	1,940
Accounts payable and accrued liabilities:
Investment securities purchased	771	410,490	726,978
Shares of beneficial interest redeemed	82	83	249
Management and advisory fees	147	378	298
Trustees fees	8	13	7
Transfer agent fees	6	1	3
Administration fees	3	11	9
Variation margin	—	—	26
Other	34	75	98
Written options and swaptions, at value	—	417	234
Swap agreements, at value	—	8,094	22,766
Payable for terminated swap agreements	—	840	2,348
Securities sold short, at value	—	5,227	31,071
Unrealized depreciation on forward foreign currency contracts	—	1,792	3,283
	1,051	438,021	789,310
Net assets	$205,673	$684,211	$549,961
Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$219,806	$711,808	$583,517
Undistributed net investment income (loss)	1,053	2,633	1,659
Undistributed (accumulated) net realized gain (loss) from investments	(2,208)	(36,359)	36,397
Net unrealized appreciation (depreciation) on:
Investment securities	(12,986)	8,467	(60,627)
Futures contracts	—	1,379	4,244
Written option and swaption contracts	—	141	655
Swap agreements	—	(2,902)	(11,714)
Translation of assets and liabilities denominated in foreign currencies	8	(960)	(3,990)
Securities sold short	—	4	(180)
Net assets	$205,673	$684,211	$549,961

The notes to the financial statements are an integral part of this report.

36

	Transamerica MFS International Equity	Transamerica PIMCO Real Return TIPS	Transamerica PIMCO Total Return
Net assets by class:
Class A	$5,673	$2,336	$4,688
Class B	3,191	1,687	3,989
Class C	1,661	1,433	3,014
Class I	195,148	678,755	538,270
Shares outstanding:
Class A	2,176	235	482
Class B	1,439	172	410
Class C	767	147	311
Class I	31,172	68,287	55,430
Net asset value per share:
Class A	$2.61	$9.93	$9.73
Class B	2.22	9.82	9.73
Class C	2.17	9.78	9.70
Class I	6.26	9.94	9.71
Maximum offering price per share (a)
Class A	$2.76	$10.43	$10.22

Investment securities, at cost	$213,741	$1,024,259	$925,297
Repurchase agreement, at cost	$4,203	$16,800	$—
Foreign currency, at cost	$275	$1,419	$4,431
Premium received on written option & swaption contracts	$—	$558	$889
Premium paid on swap agreements	$—	$(851)	$(3,497)
Proceeds received from securities sold short	$—	$5,231	$30,891

(a)          Includes the maximum selling commission (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the Prospectus. Net asset value per share for Classes B, C, and I shares represents offering price. The redemption price for Classes B and C shares equals net asset value less any applicable contingent deferred sales charge.

The notes to the financial statements are an integral part of this report.

37

STATEMENTS OF OPERATIONS

For the period ended April 30, 2009

(all amounts in thousands)

(unaudited)

	Transamerica American Century Large Company Value	Transamerica Clarion Global Real Estate Securities	Transamerica Evergreen Health Care	Transamerica Jennison Growth	Transamerica Marsico Growth
Investment income:
Dividend income	$6,874	$6,326	$532	$1,156	$2,826
Withholding taxes on foreign dividends	(52)	(322)	(13)	(30)	(14)
Securities lending income (net)	72	136	111	57	198
	6,894	6,140	630	1,183	3,010
Expenses:
Management and advisory	1,455	761	588	804	1,402
Transfer agent:
Class A	10	7	4	17	14
Class B	11	3	4	16	10
Class C	4	1	1	6	4
Class I	— (a)	— (a)	— (a)	— (a)	— (a)
Printing and shareholder reports	4	2	2	2	4
Custody	31	92	24	16	32
Administration	35	19	14	20	35
Legal	6	3	2	3	5
Audit and tax	10	11	10	10	10
Trustees	4	2	2	2	3
Other	5	3	2	3	4
Total expenses	1,575	904	653	899	1,523

Net investment income (loss)	5,319	5,236	(23)	284	1,487

Net realized gain (loss) on transactions from:
Investment securities	(85,366)	(40,510)	(33,946)	(24,092)	(45,640)
Futures contracts	(8,065)	—	—	—	—
Written option & swaption contracts	—	(1,157)	—	—	—
Foreign currency transactions	—	(78)	7	(14)	(2)
	(93,431)	(41,745)	(33,939)	(24,106)	(45,642)

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	30,629	1,243	19,980	32,248	20,239
Futures contracts	6,181	—	—	—	—
Translation of assets and liabilities denominated in foreign currencies	—	8	16	1	—
Change in unrealized appreciation (depreciation)	36,810	1,251	19,996	32,249	20,239
Net realized and unrealized gain (loss):	(56,621)	(40,494)	(13,943)	8,143	(25,403)
Net increase (decrease) in net assets resulting from operations	$(51,302)	$(35,258)	$(13,966)	$8,427	$(23,916)

The notes to the financial statements are an integral part of this report.

38

	Transamerica MFS International Equity	Transamerica PIMCO Real Return TIPS	Transamerica PIMCO Total Return
Investment income:
Dividend income	$1,921	$15	$252
Withholding taxes on foreign dividends	(202)	—	(1)
Interest income	—	8,656	16,259
Securities lending income (net)	40	470	85
	1,759	9,141	16,595
Expenses:
Management and advisory	528	2,124	1,834
Transfer agent:
Class A	19	2	7
Class B	22	2	7
Class C	5	1	3
Class I	— (a)	— (a)	— (a)
Printing and shareholder reports	1	7	7
Custody	105	150	161
Administration	11	64	55
Legal	1	9	8
Audit and tax	10	10	10
Trustees	1	6	6
Other	2	8	7
Total expenses	705	2,383	2,105
Net investment income	1,054	6,758	14,490

Net realized gain (loss) on transactions from:
Investment securities	(279)	7,459	23,310
Futures contracts	—	8,449	1,347
Written option & swaption contracts	—	(486)	(749)
Swap agreements	—	(19,840)	4,537
Foreign currency transactions	(241)	(1,108)	4,168
	(520)	(5,526)	32,613

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	4,655	63,333	11,538
Futures contracts	—	(4,299)	2,895
Written option and swaption contracts	—	208	603
Swap agreements	—	1,297	(12,885)
Translation of assets and liabilities denominated in foreign currencies	11	714	(5,977)
Securities sold short	—	(5,790)	(93)
Change in unrealized appreciation (depreciation)	4,666	55,463	(3,919)
Net realized and unrealized gain:	4,146	49,937	28,694
Net increase in net assets resulting from operations	$5,200	$56,695	$43,184

(a) Rounds to less than $1.

The notes to the financial statements are an integral part of this report.

39

STATEMENTS OF CHANGES IN NET ASSETS

For the period or years ended:

(all amounts in thousands)

	Transamerica American Century Large Company Value		Transamerica Clarion Global Real Estate Securities		Transamerica Evergreen Health Care
	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008
From operations:
Net investment income (loss)	$5,319	$13,189	$5,236	$7,539	$(23)	$444
Net realized loss(a)	(93,431)	(58,399)	(41,745)	(29,260)	(33,939)	(5,948)
Change in unrealized appreciation (depreciation)(b)	36,810	(225,229)	1,251	(162,319)	19,996	(86,319)
Net decrease in net assets resulting from operations	(51,302)	(270,439)	(35,258)	(184,040)	(13,966)	(91,823)

Distributions to shareholders:
From net investment income:
Class A	(102)	(73)	(9)	(254)	—	—
Class B	(81)	(107)	(3)	(159)	—	—
Class C	(46)	(53)	(6)	(106)	(1)	—
Class I	(13,532)	(10,236)	(1,580)	(16,445)	(602)	(589)
	(13,761)	(10,469)	(1,598)	(16,964)	(603)	(589)
From net realized gains:
Class A	—	(104)	—	(588)	—	(252)
Class B	—	(156)	—	(369)	—	(245)
Class C	—	(68)	—	(243)	—	(124)
Class I	—	(11,071)	—	(37,556)	—	(28,011)
	—	(11,399)	—	(38,756)	—	(28,632)
Total distributions to shareholders	(13,761)	(21,868)	(1,598)	(55,720)	(603)	(29,221)

Capital share transactions:
Proceeds from shares sold:
Class A	1	42	1	5	14	5
Class B	2	7	—	2	3	3
Class C	2	14	—	4	—	12
Class I	30,470	53,344	2,438	48,177	—	—
	30,475	53,407	2,439	48,188	17	20
Dividends and distributions reinvested:
Class A	99	175	8	793	—	246
Class B	76	242	3	457	—	228
Class C	39	95	5	311	1	120
Class I	13,532	21,307	1,580	54,001	602	28,600
	13,746	21,819	1,596	55,562	603	29,194
Cost of shares redeemed:
Class A	(436)	(1,604)	(520)	(1,578)	(281)	(645)
Class B	(476)	(2,559)	(128)	(971)	(134)	(756)
Class C	(324)	(1,412)	(61)	(354)	(139)	(135)
Class I	(64,411)	(61,423)	(214)	(4,425)	(115,006)	(111,447)
	(65,647)	(66,998)	(923)	(7,328)	(115,560)	(112,983)
Automatic conversions:
Class A	280	1,185	62	723	79	328
Class B	(280)	(1,185)	(62)	(723)	(79)	(328)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital shares transactions	(21,426)	8,228	3,112	96,422	(114,940)	(83,769)

Net decrease in net assets	(86,489)	(284,079)	(33,744)	(143,338)	(129,509)	(204,813)
Net assets:
Beginning of period/year	$432,361	$716,440	$236,925	$380,263	$166,483	$371,296
End of period/year	$345,872	$432,361	$203,181	$236,925	$36,974	$166,483
Undistributed (accumulated) net investment income (loss)	$3,364	$11,806	$2,916	$(722)	$(147)	$479

The notes to the financial statements are an integral part of this report.

40

	Transamerica American Century Large Company Value		Transamerica Clarion Global Real Estate Securities		Transamerica Evergreen Health Care
	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008
Share activity:
Shares issued:
Class A	—	4	—	1	3	1
Class B	—	1	—	—	—	—
Class C	—	2	—	—	—	1
Class I	4,111	6,151	313	3,314	—	—
	4,111	6,158	313	3,315	3	2
Shares issued-reinvested from distributions:
Class A	14	15	1	50	—	19
Class B	11	21	1	29	—	19
Class C	6	8	1	20	—	10
Class I	1,911	1,806	230	3,424	71	2,236
	1,942	1,850	233	3,523	71	2,284
Shares redeemed:
Class A	(69)	(156)	(68)	(114)	(35)	(57)
Class B	(75)	(252)	(18)	(67)	(16)	(72)
Class C	(52)	(134)	(9)	(25)	(19)	(13)
Class I	(9,687)	(7,401)	(29)	(322)	(14,223)	(9,706)
	(9,883)	(7,943)	(124)	(528)	(14,293)	(9,848)
Automatic conversions:
Class A	43	113	8	49	9	30
Class B	(45)	(117)	(8)	(49)	(10)	(31)
	(2)	(4)	—	—	(1)	(1)
Net increase (decrease) in shares outstanding:
Class A	(12)	(24)	(59)	(14)	(23)	(7)
Class B	(109)	(347)	(25)	(87)	(26)	(84)
Class C	(46)	(124)	(8)	(5)	(19)	(2)
Class I	(3,665)	556	514	6,416	(14,152)	(7,470)
	(3,832)	61	422	6,310	(14,220)	(7,563)

The notes to the financial statements are an integral part of this report.

41

	Transamerica Jennison Growth		Transamerica Marsico Growth		Transamerica MFS International Equity
	April 30, 2009		April 30, 2009		April 30, 2009
	(unaudited)	October 31, 2008	(unaudited)	October 31, 2008	(unaudited)	October 31, 2008
From operations:
Net investment income	$284	$353	$1,487	$2,767	$1,054	$220
Net realized loss(a)	(24,106)	(32,716)	(45,642)	(57,792)	(520)	(174)
Change in unrealized appreciation (depreciation)(b)	32,249	(63,764)	20,239	(123,573)	4,666	(22,621)
Net increase (decrease) in net assets resulting from operations	8,427	(96,127)	(23,916)	(178,598)	5,200	(22,575)

Distributions to shareholders:
From net investment income:
Class A	—	—	(7)	—	—	(143)
Class B	—	—	—	(1)	—	(232)
Class C	—	—	(4)	(14)	—	(98)
Class I	(430)	(228)	(2,286)	(1,238)	—	—
	(430)	(228)	(2,297)	(1,253)	—	(473)
From net realized gains:
Class A	—	—	—	—	—	(557)
Class B	—	—	—	—	—	(861)
Class C	—	—	—	—	—	(335)
	—	—	—	—	—	(1,753)
Total distributions to shareholders	(430)	(228)	(2,297)	(1,253)	—	(2,226)

Capital share transactions:
Proceeds from shares sold:
Class A	6	27	8	54	21	49
Class B	3	6	—	—	6	13
Class C	—	—	1	1	—	6
Class I	107,483	147,775	80,285	159,450	151,592	53,956
	107,492	147,808	80,294	159,505	151,619	54,024
Dividends and distributions reinvested:
Class A	—	—	7	—	—	687
Class B	—	—	—	—	—	1,065
Class C	—	—	3	13	—	367
Class I	430	228	2,286	1,238	—	—
	430	228	2,296	1,251	—	2,119
Cost of shares redeemed:
Class A	(552)	(1,969)	(643)	(1,262)	(665)	(2,210)
Class B	(777)	(2,815)	(503)	(2,291)	(634)	(2,970)
Class C	(349)	(746)	(321)	(4,642)	(202)	(1,784)
Class I	(44,033)	(36,134)	(37,511)	(39,979)	(3,390)	—
	(45,711)	(41,664)	(38,978)	(48,174)	(4,891)	(6,964)
Automatic conversions:
Class A	194	1,195	481	1,795	1,336	1,054
Class B	(194)	(1,195)	(481)	(1,795)	(1,336)	(1,054)
	—	—	—	—	—	—
Net increase in net assets resulting from capital shares transactions	62,211	106,372	43,612	112,582	146,728	49,179

Net increase (decrease) in net assets	70,208	10,017	17,399	(67,269)	151,928	24,378

Net assets:
Beginning of period/year	$198,579	$188,562	$357,919	$425,188	$53,745	$29,367
End of period/year	$268,787	$198,579	$375,318	$357,919	$205,673	$53,745
Undistributed (accumulated) net investment income (loss)	$203	$349	$1,118	$1,928	$1,053	$(1)

The notes to the financial statements are an integral part of this report.

42

	Transamerica Jennison Growth		Transamerica Marsico Growth		Transamerica MFS International Equity
	April 30, 2009		April 30, 2009		April 30, 2009
	(unaudited)	October 31, 2008	(unaudited)	October 31, 2008	(unaudited)	October 31, 2008
Share activity:
Shares issued:
Class A	1	2	1	5	8	12
Class B	—	1	—	—	3	4
Class C	—	—	—	—	—	3
Class I	13,662	14,148	9,554	14,021	25,531	6,234
	13,663	14,151	9,555	14,026	25,542	6,253
Shares issued-reinvested from distributions:
Class A	—	—	1	—	—	152
Class B	—	—	—	—	—	275
Class C	—	—	—	1	—	97
Class I	55	18	267	89	—	—
	55	18	268	90	—	524
Shares redeemed:
Class A	(73)	(181)	(81)	(108)	(277)	(565)
Class B	(110)	(273)	(66)	(199)	(297)	(857)
Class C	(50)	(73)	(42)	(367)	(97)	(512)
Class I	(5,705)	(4,386)	(4,371)	(4,404)	(593)	—
	(5,938)	(4,913)	(4,560)	(5,078)	(1,264)	(1,934)
Automatic conversions:
Class A	25	106	58	148	534	254
Class B	(27)	(113)	(61)	(156)	(626)	(298)
	(2)	(7)	(3)	(8)	(92)	(44)
Net increase (decrease) in shares outstanding:
Class A	(47)	(73)	(21)	45	265	(147)
Class B	(137)	(385)	(127)	(355)	(920)	(876)
Class C	(50)	(73)	(42)	(366)	(97)	(412)
Class I	8,012	9,780	5,450	9,706	24,938	6,234
	7,778	9,249	5,260	9,030	24,186	4,799

The notes to the financial statements are an integral part of this report.

43

	Transamerica PIMCO Real Return TIPS		Transamerica PIMCO Total Return
	April 30, 2009		April 30, 2009
	(unaudited)	October 31, 2008	(unaudited)	October 31, 2008
From operations:
Net investment income	$6,758	$33,282	$14,490	$27,295
Net realized gain (loss)(a)	(5,526)	(2,877)	32,613	24,977
Change in unrealized appreciation (depreciation)(b)	55,463	(64,174)	(3,919)	(78,111)
Net increase (decrease) in net assets resulting from operations	56,695	(33,769)	43,184	(25,839)
Distributions to shareholders:
From net investment income:
Class A	(21)	(131)	(188)	(188)
Class B	(16)	(113)	(177)	(259)
Class C	(14)	(91)	(127)	(143)
Class I	(6,007)	(35,353)	(23,536)	(24,014)
	(6,058)	(35,688)	(24,028)	(24,604)
From net realized gains:
Class A	(13)	—	(92)	(25)
Class B	(10)	—	(89)	(42)
Class C	(8)	—	(62)	(20)
Class I	(3,862)	—	(11,115)	(2,969)
	(3,893)	—	(11,358)	(3,056)
Total distributions to shareholders	(9,951)	(35,688)	(35,386)	(27,660)

Capital share transactions:
Proceeds from shares sold:
Class A	3	46	1	92
Class B	—	24	4	54
Class C	3	32	12	37
Class I	75,939	70,880	935	68,212
	75,945	70,982	952	68,395
Dividends and distributions reinvested:
Class A	29	79	245	146
Class B	21	68	225	200
Class C	17	49	148	101
Class I	9,869	25,244	34,651	20,711
	9,936	25,440	35,269	21,158
Cost of shares redeemed:
Class A	(311)	(903)	(412)	(1,086)
Class B	(109)	(480)	(746)	(1,837)
Class C	(143)	(525)	(296)	(462)
Class I	(74,476)	(97,080)	(60,367)	(21,488)
	(75,039)	(98,988)	(61,821)	(24,873)
Automatic conversions:
Class A	105	308	215	1,285
Class B	(105)	(308)	(215)	(1,285)
	—	—	—	—
Net increase (decrease) in net assets resulting from capital shares transactions	10,842	(2,566)	(25,600)	64,680

Net increase (decrease) in net assets	57,586	(72,023)	(17,802)	11,181

Net assets:
Beginning of period/year	$626,625	$698,648	$567,763	$556,582
End of period/year	$684,211	$626,625	$549,961	$567,763
Undistributed net investment income (loss)	$2,633	$1,933	$1,659	$11,197

The notes to the financial statements are an integral part of this report.

44

	Transamerica PIMCO Real Return TIPS		Transamerica PIMCO Total Return
	April 30, 2009		April 30, 2009
	(unaudited)	October 31, 2008	(unaudited)	October 31, 2008
Share activity:
Shares issued:
Class A	—	2	—	5
Class B	—	—	1	1
Class C	—	1	1	1
Class I	7,649	5,765	98	5,939
	7,649	5,768	100	5,946
Shares issued-reinvested from distributions:
Class A	3	10	27	18
Class B	2	9	23	23
Class C	2	7	16	13
Class I	1,012	3,387	3,696	2,600
	1,019	3,413	3,762	2,654
Shares redeemed:
Class A	(32)	(86)	(43)	(104)
Class B	(11)	(47)	(78)	(177)
Class C	(15)	(51)	(31)	(45)
Class I	(7,779)	(9,325)	(6,365)	(2,124)
	(7,837)	(9,509)	(6,517)	(2,450)
Automatic conversions:
Class A	11	29	22	121
Class B	(11)	(29)	(22)	(121)
	—	—	—	—
Net increase (decrease) in shares outstanding:
Class A	(18)	(45)	6	40
Class B	(20)	(67)	(76)	(274)
Class C	(13)	(43)	(14)	(31)
Class I	882	(173)	(2,571)	6,415
	831	(328)	(2,655)	6,150

(a)   Net realized gain (loss) includes investment securities, futures contracts, written options and swaptions, swaps, securities sold short, and foreign currency transaction.

(b)   Change in unrealized appreciation (depreciation) includes investment securities, futures contracts, written options and swaptions, swaps, securities sold short and foreign currency transaction.

The notes to the financial statements are an integral part of this report.

45

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period

	Transamerica American Century Large Company Value
	Class A
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005		October 31, 2004

Net asset value
Beginning of period/year	$7.72		$12.82	$12.44	$10.98	$10.20		$9.09

Investment operations
Net investment income(a)	0.08		0.19	0.19	0.39	0.13		0.11
Net realized and unrealized gain (loss) on investments	(0.94)		(4.95)	0.95	1.50	0.80		1.01
Total from investment operations	(0.86)		(4.76)	1.14	1.89	0.93		1.12

Distributions
Net investment income	(0.21)		(0.14)	(0.11)	(0.02)	(0.15)		(0.01)
Net realized gains on investments	—		(0.20)	(0.65)	(0.41)	—		—
Total distributions	(0.21)		(0.34)	(0.76)	(0.43)	(0.15)		(0.01)

Net asset value
End of period/year	$6.65		$7.72	$12.82	$12.44	$10.98		$10.20

Total return(b)	(11.34	)%(c)	(38.03)%	9.54%	17.66%	9.10%		12.38%

Net assets end of period/year	$3,195		$3,802	$6,612	$8,453	$406,609		$157,103

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.53	%(d)	1.26%	1.17%	1.30%	1.31	%(*)	1.54%
Before reimbursement/fee waiver	1.53	%(d)	1.26%	1.17%	1.30%	1.31	%(*)	1.54%
Net investment income, to average net assets(e)	2.37	%(d)	1.79%	1.49%	3.44%	1.16%		1.11%
Portfolio turnover rate	9	%(c)	30%	13%	24%	28%		61%

For a share outstanding throughout each period

	Transamerica American Century Large Company Value
	Class B
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005		October 31, 2004

Net asset value
Beginning of period/year	$7.46		$12.39	$12.03	$10.67	$9.88		$8.87

Investment operations
Net investment income(a)	0.07		0.18	0.18	0.11	0.02		0.02
Net realized and unrealized gain (loss) on investments	(0.91)		(4.77)	0.92	1.68	0.77		1.00
Total from investment operations	(0.84)		(4.59)	1.10	1.79	0.79		1.02

Distributions
Net investment income	(0.19)		(0.14)	(0.09)	(0.02)	—		(0.01)
Net realized gains on investments	—		(0.20)	(0.65)	(0.41)	—		—
Total distributions	(0.19)		(0.34)	(0.74)	(0.43)	—		(0.01)

Net asset value
End of period/year	$6.43		$7.46	$12.39	$12.03	$10.67		$9.88

Total return(b)	(11.43	)%(c)	(37.99)%	9.55%	17.29%	8.01%		11.54%

Net assets end of period/year	$2,271		$3,446	$10,023	$13,169	$16,927		$18,612

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.74	%(d)	1.28%	1.19%	1.64%	2.36	%(*)	2.32%
Before reimbursement/fee waiver	1.74	%(d)	1.28%	1.19%	1.64%	2.36	%(*)	2.32%
Net investment income, to average net assets(e)	2.21	%(d)	1.76%	1.48%	1.01%	0.23%		0.20%
Portfolio turnover rate	9	%(c)	30%	13%	24%	28%		61%

The notes to the financial statements are an integral part of this report.

46

For a share outstanding throughout each period

	Transamerica American Century Large Company Value
	Class C
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006		October 31, 2005		October 31, 2004

Net asset value
Beginning of period/year	$7.44		$12.37	$12.01	$10.64		$9.86		$8.87

Investment operations
Net investment income(a)	0.08		0.20	0.19	0.12		0.02		—
Net realized and unrealized gain (loss) on investments	(0.90)		(4.77)	0.92	1.68		0.77		1.00
Total from investment operations	(0.82)		(4.57)	1.11	1.80		0.79		1.00

Distributions
Net investment income	(0.22)		(0.16)	(0.10)	(0.02)		(0.01)		(0.01)
Net realized gains on investments	—		(0.20)	(0.65)	(0.41)		—		—
Total distributions	(0.22)		(0.36)	(0.75)	(0.43)		(0.01)		(0.01)

Net asset value
End of period/year	$6.40		$7.44	$12.37	$12.01		$10.64		$9.86

Total return(b)	(11.27	)%(c)	(37.96)%	9.66%	17.45%		7.93%		11.38%

Net assets end of period/year	$1,225		$1,768	$4,474	$5,301		$7,163		$7,586

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.41	%(d)	1.14%	1.07%	1.59%		2.42	%(*)	2.50%
Before reimbursement/fee waiver	1.41	%(d)	1.14%	1.07%	1.59%		2.42	%(*)	2.54%
Net investment income, to average net assets(e)	2.53	%(d)	1.91%	1.59%	1.07%		0.16%		0.04%
Portfolio turnover rate	9	%(c)	30%	13%	24%		28%		61%

For a share outstanding throughout each period

	Transamerica American Century Large Company Value
	Class I
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006(f)

Net asset value
Beginning of period/year	$7.72		$12.82	$12.45	$11.15

Investment operations
Net investment income(a)	0.10		0.23	0.22	0.17
Net realized and unrealized gain (loss) on investments	(0.94)		(4.94)	0.97	1.57
Total from investment operations	(0.84)		(4.71)	1.19	1.74

Distributions
Net investment income	(0.25)		(0.19)	(0.17)	(0.03)
Net realized gains on investments	—		(0.20)	(0.65)	(0.41)
Total distributions	(0.25)		(0.39)	(0.82)	(0.44)

Net asset value
End of period/year	$6.63		$7.72	$12.82	$12.45

Total return(b)	(11.06	)%(c)	(37.79)%	9.95%	16.11	%(c)

Net assets end of period/year	$339,181		$423,344	$695,331	$316,631

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.88	%(d)	0.85%	0.85%	0.91	%(d)
Before reimbursement/fee waiver	0.88	%(d)	0.85%	0.85%	0.91	%(d)
Net investment income, to average net assets(e)	3.03	%(d)	2.19%	1.73%	1.57	%(d)
Portfolio turnover rate	9	%(c)	30%	13%	24	%(c)

The notes to the financial statements are an integral part of this report.

47

For a share outstanding throughout each period

	Transamerica Clarion Global Real Estate Securities
	Class A
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$9.53		$20.53	$20.30	$16.13	$13.99	$12.25

Investment operations
Net investment income(a)	0.19		0.29	0.31	0.13	0.27	0.28
Net realized and unrealized gain (loss) on investments	(1.64)		(8.35)	2.45	5.59	2.46	3.05
Total from investment operations	(1.45)		(8.06)	2.76	5.72	2.73	3.33

Distributions
Net investment income	(0.04)		(0.89)	(0.75)	(0.17)	(0.41)	(0.53)
Net realized gains on investments	—		(2.05)	(1.78)	(1.38)	(0.18)	(1.06)
Total distributions	(0.04)		(2.94)	(2.53)	(1.55)	(0.59)	(1.59)

Net asset value
End of period/year	$8.04		$9.53	$20.53	$20.30	$16.13	$13.99

Total return(b)	(15.13	)%(c)	(44.97)%	14.79%	38.39%	19.87%	29.30%

Net assets end of period/year	$1,781		$2,682	$6,050	$7,199	$139,290	$125,423

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.62	%(d)	1.21%	1.13%	1.30%	1.25%	1.30%
Before reimbursement/fee waiver	1.62	%(d)	1.21%	1.13%	1.30%	1.25%	1.30%
Net investment income, to average net assets(e)	4.88	%(d)	1.98%	1.02%	0.77%	1.77%	2.16%
Portfolio turnover rate	24	%(c)	41%	72%	76%	66%	73%

For a share outstanding throughout each period

	Transamerica Clarion Global Real Estate Securities
	Class B
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$9.50		$20.47	$20.25	$16.14	$13.99	$12.22

Investment operations
Net investment income(a)	0.18		0.27	0.31	0.11	0.06	0.25
Net realized and unrealized gain (loss) on investments	(1.64)		(8.31)	2.44	5.57	2.49	3.03
Total from investment operations	(1.46)		(8.04)	2.75	5.68	2.55	3.28

Distributions
Net investment income	(0.04)		(0.88)	(0.75)	(0.19)	(0.22)	(0.45)
Net realized gains on investments	—		(2.05)	(1.78)	(1.38)	(0.18)	(1.06)
Total distributions	(0.04)		(2.93)	(2.53)	(1.57)	(0.40)	(1.51)

Net asset value
End of period/year	$8.00		$9.50	$20.47	$20.25	$16.14	$13.99

Total return(b)	(15.32	)%(c)	(44.96)%	14.77%	38.20%	18.45%	28.96%

Net assets end of period/year	$676		$1,036	$4,004	$6,323	$6,644	$4,042

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.82	%(d)	1.28%	1.14%	1.55%	2.38%	1.51%
Before reimbursement/fee waiver	1.82	%(d)	1.28%	1.14%	1.55%	2.38%	1.51%
Net investment income, to average net assets(e)	4.67	%(d)	1.87%	1.02%	0.64%	0.42%	1.97%
Portfolio turnover rate	24	%(c)	41%	72%	76%	66%	73%

The notes to the financial statements are an integral part of this report.

48

For a share outstanding throughout each period

	Transamerica Clarion Global Real Estate Securities
	Class C
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$9.41		$20.30	$20.09	$16.02	$13.92	$12.22

Investment operations
Net investment income(a)	0.20		0.30	0.32	0.11	0.11	0.17
Net realized and unrealized gain (loss) on investments	(1.62)		(8.25)	2.44	5.54	2.44	3.04
Total from investment operations	(1.42)		(7.95)	2.76	5.65	2.55	3.21

Distributions
Net investment income	(0.05)		(0.89)	(0.77)	(0.20)	(0.27)	(0.45)
Net realized gains on investments	—		(2.05)	(1.78)	(1.38)	(0.18)	(1.06)
Total distributions	(0.05)		(2.94)	(2.55)	(1.58)	(0.45)	(1.51)

Net asset value
End of period/year	$7.94		$9.41	$20.30	$20.09	$16.02	$13.92

Total return(b)	(15.04	)%(c)	(44.91)%	14.95%	38.30%	18.53%	28.32%

Net assets end of period/year	$854		$1,091	$2,459	$2,963	$5,632	$5,325

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.24	%(d)	1.07%	1.06%	1.52%	2.27%	2.22%
Before reimbursement/fee waiver	1.24	%(d)	1.07%	1.06%	1.52%	2.27%	2.22%
Net investment income, to average net assets(e)	5.22	%(d)	2.11%	1.09%	0.64%	0.76%	1.32%
Portfolio turnover rate	24	%(c)	41%	72%	76%	66%	73%

For a share outstanding throughout each period

	Transamerica Clarion Global Real Estate Securities
	Class I
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006(f)

Net asset value
Beginning of period/year	$9.52		$20.48	$20.25	$15.85

Investment operations
Net investment income(a)	0.21		0.32	0.36	0.21
Net realized and unrealized gain (loss) on investments	(1.64)		(8.33)	2.45	5.85
Total from investment operations	(1.43)		(8.01)	2.81	6.06

Distributions
Net investment income	(0.06)		(0.90)	(0.80)	(0.28)
Net realized gains on investments	—		(2.05)	(1.78)	(1.38)
Total distributions	(0.06)		(2.95)	(2.58)	(1.66)

Net asset value
End of period/year	$8.03		$9.52	$20.48	$20.25

Total return(b)	(14.86	)%(c)	(44.82)%	15.11%	41.43	%(c)

Net assets end of period/year	$199,870		$232,115	$367,750	$331,620

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.94	%(d)	0.89%	0.88%	0.91	%(d)
Before reimbursement/fee waiver	0.94	%(d)	0.89%	0.88%	0.91	%(d)
Net investment income, to average net assets(e)	5.52	%(d)	2.29%	1.29%	1.27	%(d)
Portfolio turnover rate	24	%(c)	41%	72%	76	%(c)

The notes to the financial statements are an integral part of this report.

49

For a share outstanding throughout each period

	Transamerica Evergreen Health Care
	Class A
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006		October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$8.75		$13.93	$14.06	$12.44		$10.84	$10.14

Investment operations
Net investment loss(a)	(0.02)		(0.02)	(0.01)	(0.07)		(0.12)	(0.13)
Net realized and unrealized gain (loss) on investments	(0.58)		(4.06)	1.73	2.41		1.82	1.18
Total from investment operations	(0.60)		(4.08)	1.72	2.34		1.70	1.05

Distributions
Net realized gains on investments	—		(1.10)	(1.85)	(0.72)		(0.10)	(0.35)
Total distributions	—		(1.10)	(1.85)	(0.72)		(0.10)	(0.35)

Net asset value
End of period/year	$8.15		$8.75	$13.93	$14.06		$12.44	$10.84

Total return(b)	(6.86	)%(c)	(31.72)%	13.71%	19.48%		15.69%	10.19%

Net assets end of period/year	$1,621		$1,941	$3,188	$3,592		$194,414	$154,957

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.49	%(d)	1.25%	1.24%	1.47	%(^)	1.44%	1.53%
Before reimbursement/fee waiver	1.49	%(d)	1.25%	1.24%	1.47	%(^)	1.44%	1.53%
Net investment loss, to average net assets(e)	(0.58	)%(d)	(0.19)%	(0.08)%	(0.56)%		(1.02)%	(1.15)%
Portfolio turnover rate	26	%(c)	44%	68%	92%		59%	35%

For a share outstanding throughout each period

	Transamerica Evergreen Health Care
	Class B
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006		October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$8.39		$13.42	$13.61	$12.10		$10.66	$10.03

Investment operations
Net investment loss(a)	(0.03)		(0.02)	(0.01)	(0.10)		(0.25)	(0.17)
Net realized and unrealized gain (loss) on investments	(0.54)		(3.91)	1.67	2.33		1.79	1.15
Total from investment operations	(0.57)		(3.93)	1.66	2.23		1.54	0.98

Distributions
Net realized gains on investments	—		(1.10)	(1.85)	(0.72)		(0.10)	(0.35)
Total distributions	—		(1.10)	(1.85)	(0.72)		(0.10)	(0.35)

Net asset value
End of period/year	$7.82		$8.39	$13.42	$13.61		$12.10	$10.66

Total return(b)	(6.79	)%(c)	(31.81)%	13.73%	19.11%		14.45%	9.59%

Net assets end of period/year	$945		$1,239	$3,099	$4,528		$5,274	$4,590

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.68	%(d)	1.29%	1.24%	1.71	%(^)	2.60%	2.09%
Before reimbursement/fee waiver	1.68	%(d)	1.29%	1.24%	1.71	%(^)	2.66%	2.09%
Net investment loss, to average net assets(e)	(0.77	)%(d)	(0.23)%	(0.06)%	(0.79)%		(2.18)%	(1.58)%
Portfolio turnover rate	26	%(c)	44%	68%	92%		59%	35%

The notes to the financial statements are an integral part of this report.

50

For a share outstanding throughout each period

	Transamerica Evergreen Health Care
	Class C
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007		October 31, 2006		October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$8.36		$13.35	$13.55		$12.07		$10.63	$10.03

Investment operations
Net investment loss(a)	(0.01)		— (g)	(0.01)		(0.13)		(0.25)	(0.24)
Net realized and unrealized gain (loss) on investments	(0.54)		(3.89)	1.66		2.33		1.79	1.19
Total from investment operations	(0.55)		(3.89)	1.65		2.20		1.54	0.95

Distributions
Net investment income	(0.01)		—	—		—		—	—
Net realized gains on investments	—		(1.10)	(1.85)		(0.72)		(0.10)	(0.35)
Total distributions	(0.01)		(1.10)	(1.85)		(0.72)		(0.10)	(0.35)

Net asset value
End of period/year	$7.80		$8.36	$13.35		$13.55		$12.07	$10.63

Total return(b)	(6.57	)%(c)	(31.67)%	13.71%		18.90%		14.44%	9.28%

Net assets end of period/year	$734		$946	$1,530		$1,748		$2,223	$2,081

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.26	%(d)	1.10%	1.24	%(@)	1.89	%(^)	2.60%	2.60%
Before reimbursement/fee waiver	1.26	%(d)	1.10%	1.24	%(@)	1.89	%(^)	2.90%	3.41%
Net investment loss, to average net assets(e)	(0.36	)%(d)	(0.04)%	(0.11)%		(0.99)%		(2.18)%	(1.61)%
Portfolio turnover rate	26	%(c)	44%	68%		92%		59%	35%

For a share outstanding throughout each period

	Transamerica Evergreen Health Care
	Class I
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006		October 31, 2005(h)

Net asset value
Beginning of period/year	$8.92		$14.15	$14.22	$12.52		$11.26

Investment operations
Net investment income (loss)(a)	—	(g)	0.02	0.03	—	(g)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.59)		(4.13)	1.75	2.42		1.43
Total from investment operations	(0.59)		(4.11)	1.78	2.42		1.36

Distributions
Net investment income	(0.03)		(0.02)	— (g)	—		—
Net realized gains on investments	—		(1.10)	(1.85)	(0.72)		(0.10)
Total distributions	(0.03)		(1.12)	(1.85)	(0.72)		(0.10)

Net asset value
End of period/year	$8.30		$8.92	$14.15	$14.22		$12.52

Total return(b)	(6.59	)%(c)	(31.45)%	14.04%	20.02%		12.09	%(c)

Net assets end of period/year	$33,674		$162,357	$363,479	$514,419		$173,270

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.95	%(d)	0.90%	0.90%	0.96	%(^)	1.06	%(d)
Before reimbursement/fee waiver	0.95	%(d)	0.90%	0.90%	0.96	%(^)	1.06	%(d)
Net investment income (loss), to average net assets(e)	(0.02	)%(d)	0.16%	0.23%	(0.03)%		(0.65	)%(d)
Portfolio turnover rate	26	%(c)	44%	68%	92%		59	%(c)

The notes to the financial statements are an integral part of this report.

51

For a share outstanding throughout each period

	Transamerica Jennison Growth
	Class A
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$8.26		$12.93	$11.35	$11.06	$9.52	$8.54

Investment operations
Net investment loss(a)	(0.01)		(0.03)	(0.02)	(0.06)	(0.03)	(0.07)
Net realized and unrealized gain (loss) on investments	0.16		(4.64)	2.06	0.56	1.57	1.05
Total from investment operations	0.15		(4.67)	2.04	0.50	1.54	0.98

Distributions
Net realized gains on investments	—		—	(0.46)	(0.21)	—	—
Total distributions	—		—	(0.46)	(0.21)	—	—

Net asset value
End of period/year	$8.41		$8.26	$12.93	$11.35	$11.06	$9.52

Total return(b)	1.82	%(c)	(36.12)%	18.59%	4.44%	16.18%	11.48%

Net assets end of period/year	$4,889		$5,187	$9,065	$10,924	$64,920	$57,760

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.57	%(d)	1.33%	1.30%	1.41%	1.41%	1.59%
Before reimbursement/fee waiver	1.57	%(d)	1.33%	1.30%	1.41%	1.41%	1.59%
Net investment loss, to average net assets(e)	(0.36	)%(d)	(0.25)%	(0.21)%	(0.56)%	(0.33)%	(0.79)%
Portfolio turnover rate	37	%(c)	70%	63%	80%	86%	147%

For a share outstanding throughout each period

	Transamerica Jennison Growth
	Class B
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$7.73		$12.09	$10.63	$10.39	$9.03	$8.14

Investment operations
Net investment loss(a)	(0.01)		(0.02)	(0.01)	(0.08)	(0.11)	(0.12)
Net realized and unrealized gain (loss) on investments	0.15		(4.34)	1.93	0.53	1.47	1.01
Total from investment operations	0.14		(4.36)	1.92	0.45	1.36	0.89

Distributions
Net realized gains on investments	—		—	(0.46)	(0.21)	—	—
Total distributions	—		—	(0.46)	(0.21)	—	—

Net asset value
End of period/year	$7.87		$7.73	$12.09	$10.63	$10.39	$9.03

Total return(b)	1.81	%(c)	(36.06)%	18.72%	4.24%	15.06%	10.93%

Net assets end of period/year	$4,848		$5,822	$13,754	$17,590	$32,778	$34,667

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.51	%(d)	1.26%	1.23%	1.62%	2.27%	2.24%
Before reimbursement/fee waiver	1.51	%(d)	1.26%	1.23%	1.62%	2.27%	2.24%
Net investment loss, to average net assets(e)	(0.30	)%(d)	(0.19)%	(0.14)%	(0.75)%	(1.18)%	(1.37)%
Portfolio turnover rate	37	%(c)	70%	63%	80%	86%	147%

The notes to the financial statements are an integral part of this report.

52

For a share outstanding throughout each period

	Transamerica Jennison Growth
	Class C
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$7.76		$12.12	$10.66	$10.41	$9.05	$8.14

Investment operations
Net investment loss(a)	(0.01)		(0.01)	(0.01)	(0.08)	(0.12)	(0.15)
Net realized and unrealized gain (loss) on investments	0.16		(4.35)	1.93	0.54	1.48	1.06
Total from investment operations	0.15		(4.36)	1.92	0.46	1.36	0.91

Distributions
Net realized gains on investments	—		—	(0.46)	(0.21)	—	—
Total distributions	—		—	(0.46)	(0.21)	—	—

Net asset value
End of period/year	$7.91		$7.76	$12.12	$10.66	$10.41	$9.05

Total return(b)	1.93	%(c)	(35.97)%	18.67%	4.33%	15.03%	11.18%

Net assets end of period/year	$2,247		$2,589	$4,928	$6,130	$11,163	$13,717

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.36	%(d)	1.18%	1.20%	1.66%	2.37%	2.39%
Before reimbursement/fee waiver	1.36	%(d)	1.18%	1.20%	1.66%	2.37%	2.39%
Net investment loss, to average net assets(e)	(0.15	)%(d)	(0.11)%	(0.10)%	(0.79)%	(1.20)%	(1.68)%
Portfolio turnover rate	37	%(c)	70%	63%	80%	86%	147%

For a share outstanding throughout each period

	Transamerica Jennison Growth
	Class I
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006(f)

Net asset value
Beginning of period/year	$8.37		$13.05	$11.40	$11.43

Investment operations
Net investment income(a)	0.01		0.02	0.03	—	(g)
Net realized and unrealized gain (loss) on investments	0.17		(4.68)	2.08	0.18
Total from investment operations	0.18		(4.66)	2.11	0.18

Distributions
Net investment income	(0.02)		(0.02)	—	—
Net realized gains on investments	—		—	(0.46)	(0.21)
Total distributions	(0.02)		(0.02)	(0.46)	(0.21)

Net asset value
End of period/year	$8.53		$8.37	$13.05	$11.40

Total return(b)	2.15	%(c)	(35.77)%	19.14%	1.50	%(c)

Net assets end of period/year	$256,803		$184,981	$160,815	$96,273

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.86	%(d)	0.85%	0.87%	0.89	%(d)
Before reimbursement/fee waiver	0.86	%(d)	0.85%	0.87%	0.89	%(d)
Net investment income (loss), to average net assets(e)	0.32	%(d)	0.21%	0.22%	(0.02	)%(d)
Portfolio turnover rate	37	%(c)	70%	63%	80	%(c)

The notes to the financial statements are an integral part of this report.

53

For a share outstanding throughout each period

	Transamerica Marsico Growth
	Class A
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005		October 31, 2004

Net asset value
Beginning of period/year	$9.21		$14.31	$11.02	$10.32	$9.15		$8.97

Investment operations
Net investment income (loss)(a)	0.01		0.04	0.01	(0.05)	(0.03)		(0.05)
Net realized and unrealized gain (loss) on investments	(0.69)		(5.14)	3.28	0.75	1.20		0.23
Total from investment operations	(0.68)		(5.10)	3.29	0.70	1.17		0.18

Distributions
Net investment income	(0.01)		—	—	—	—		—
Total distributions	(0.01)		—	—	—	—		—

Net asset value
End of period/year	$8.52		$9.21	$14.31	$11.02	$10.32		$9.15

Total return(b)	(7.36	)%(c)	(35.64)%	29.85%	6.78%	12.79%		2.01%

Net assets end of period/year	$5,227		$5,855	$8,451	$9,362	$102,906		$37,186

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.38	%(d)	1.21%	1.20%	1.34%	1.35	%(#)	1.52%
Before reimbursement/fee waiver	1.38	%(d)	1.21%	1.20%	1.34%	1.35	%(#)	1.52%
Net investment income (loss), to average net assets(e)	0.33	%(d)	0.35%	0.08%	(0.43)%	(0.30)%		(0.58)%
Portfolio turnover rate	34	%(c)	73%	40%	62%	74%		85%

For a share outstanding throughout each period

	Transamerica Marsico Growth
	Class B
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005		October 31, 2004

Net asset value
Beginning of period/year	$8.76		$13.61	$10.47	$9.83	$8.80		$8.68

Investment operations
Net investment income (loss)(a)	0.01		0.05	0.01	(0.07)	(0.12)		(0.10)
Net realized and unrealized gain (loss) on investments	(0.66)		(4.90)	3.13	0.71	1.15		0.22
Total from investment operations	(0.65)		(4.85)	3.14	0.64	1.03		0.12

Distributions
Net investment income	—		— (g)	—	—	—		—
Total distributions	—		— (g)	—	—	—		—

Net asset value
End of period/year	$8.11		$8.76	$13.61	$10.47	$9.83		$8.80

Total return(b)	(7.42	)%(c)	(35.63)%	29.99%	6.51%	11.70%		1.38%

Net assets end of period/year	$3,000		$4,354	$11,589	$13,327	$20,650		$19,792

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.47	%(d)	1.19%	1.17%	1.58%	2.31	%(#)	2.13%
Before reimbursement/fee waiver	1.47	%(d)	1.19%	1.17%	1.58%	2.31	%(#)	2.13%
Net investment income (loss), to average net assets(e)	0.26	%(d)	0.40%	0.10%	(0.64)%	(1.24)%		(1.19)%
Portfolio turnover rate	34	%(c)	73%	40%	62%	74%		85%

The notes to the financial statements are an integral part of this report.

54

For a share outstanding throughout each period

	Transamerica Marsico Growth
	Class C
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005		October 31, 2004

Net asset value
Beginning of period/year	$8.76		$13.62	$10.47	$9.81	$8.78		$8.68

Investment operations
Net investment income (loss)(a)	0.02		0.08	0.03	(0.05)	(0.11)		(0.12)
Net realized and unrealized gain (loss) on investments	(0.66)		(4.92)	3.12	0.71	1.14		0.22
Total from investment operations	(0.64)		(4.84)	3.15	0.66	1.03		0.10

Distributions
Net investment income	(0.02)		(0.02)	—	—	—		—
Total distributions	(0.02)		(0.02)	—	—	—		—

Net asset value
End of period/year	$8.10		$8.76	$13.62	$10.47	$9.81		$8.78

Total return(b)	(7.35	)%(c)	(35.57)%	30.90%	6.73%	11.69%		1.27%

Net assets end of period/year	$1,727		$2,233	$8,455	$8,140	$12,009		$9,379

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.27	%(d)	1.09%	1.02%	1.46%	2.26	%(#)	2.40%
Before reimbursement/fee waiver	1.27	%(d)	1.09%	1.02%	1.46%	2.26	%(#)	2.40%
Net investment income (loss), to average net assets(e)	0.46	%(d)	0.66%	0.23%	(0.52)%	(1.20)%		(1.38)%
Portfolio turnover rate	34	%(c)	73%	40%	62%	74%		85%

For a share outstanding throughout each period

	Transamerica Marsico Growth
	Class I
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006(f)

Net asset value
Beginning of period/year	$9.28		$14.40	$11.07	$10.63

Investment operations
Net investment income(a)	0.03		0.08	0.04	0.01
Net realized and unrealized gain (loss) on investments	(0.70)		(5.16)	3.30	0.43
Total from investment operations	(0.67)		(5.08)	3.34	0.44

Distributions
Net investment income	(0.05)		(0.04)	(0.01)	—
Total distributions	(0.05)		(0.04)	(0.01)	—

Net asset value
End of period/year	$8.56		$9.28	$14.40	$11.07

Total return(b)	(7.18	)%(c)	(35.35)%	30.25%	4.14	%(c)

Net assets end of period/year	$365,364		$345,477	$396,693	$100,280

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.85	%(d)	0.85%	0.86%	0.89	%(d)
Before reimbursement/fee waiver	0.85	%(d)	0.85%	0.86%	0.89	%(d)
Net investment income, to average net assets(e)	0.86	%(d)	0.68%	0.30%	0.07	%(d)
Portfolio turnover rate	34	%(c)	73%	40%	62	%(c)

The notes to the financial statements are an integral part of this report.

55

For a share outstanding throughout each period

	Transamerica MFS International Equity
	Class A
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$2.75		$4.95	$8.07	$10.07	$8.81	$8.03

Investment operations
Net investment income(a)	0.01		0.03	0.05	0.03	0.03	— (g)
Net realized and unrealized gain (loss) on investments	(0.15)		(1.89)	0.96	1.76	1.30	0.80
Total from investment operations	(0.14)		(1.86)	1.01	1.79	1.33	0.80

Distributions
Net investment income	—		(0.07)	(0.18)	(0.08)	(0.07)	(0.02)
Net realized gains on investments	—		(0.27)	(3.95)	(3.71)	—	—
Total distributions	—		(0.34)	(4.13)	(3.79)	(0.07)	(0.02)

Net asset value
End of period/year	$2.61		$2.75	$4.95	$8.07	$10.07	$8.81

Total return(b)	(5.09	)%(c)	(40.23)%	20.00%	24.04%	15.17%	9.95%

Net assets end of period/year	$5,673		$5,250	$10,194	$11,604	$67,656	$187,608

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.86	%(d)	1.88%	1.61%	1.48%	1.56%	1.59%
Before reimbursement/fee waiver	1.86	%(d)	1.88%	1.81%	1.92%	1.56%	1.59%
Net investment income (loss), to average net assets (e)	0.74	%(d)	0.81%	1.11%	0.39%	0.36%	(0.05)%
Portfolio turnover rate	9	%(c)	37%	26%	131%	82%	159%

For a share outstanding throughout each period

	Transamerica MFS International Equity
	Class B
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$2.34		$4.28	$7.50	$9.62	$8.41	$7.70

Investment operations
Net investment income (loss)(a)	—	(g)	0.03	0.05	0.01	— (g)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.12)		(1.63)	0.85	1.65	1.21	0.77
Total from investment operations	(0.12)		(1.60)	0.90	1.66	1.21	0.73

Distributions
Net investment income	—		(0.07)	(0.17)	(0.07)	— (g)	(0.02)
Net realized gains on investments	—		(0.27)	(3.95)	(3.71)	—	—
Total distributions	—		(0.34)	(4.12)	(3.78)	— (g)	(0.02)

Net asset value
End of period/year	$2.22		$2.34	$4.28	$7.50	$9.62	$8.41

Total return(b)	(5.13	)%(c)	(40.41)%	20.12%	23.78%	14.41%	9.46%

Net assets end of period/year	$3,191		$5,527	$13,841	$16,091	$21,069	$20,153

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	2.17	%(d)	1.89%	1.59%	1.69%	2.34%	2.09%
Before reimbursement/fee waiver	2.17	%(d)	1.89%	1.79%	2.20%	2.72%	2.09%
Net investment income (loss), to average net assets (e)	0.20	%(d)	0.71%	1.13%	0.17%	(0.01)%	(0.46)%
Portfolio turnover rate	9	%(c)	37%	26%	131%	82%	159%

The notes to the financial statements are an integral part of this report.

56

For a share outstanding throughout each period

	Transamerica MFS International Equity
	Class C
	April 30, 2009 (unaudited)		October 31, 2008		October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$2.28		$4.18		$7.41	$9.55	$8.40	$7.70

Investment operations
Net investment income (loss)(a)	0.01		0.03		0.05	0.01	— (g)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.12)		(1.58)		0.84	1.63	1.20	0.81
Total from investment operations	(0.11)		(1.55)		0.89	1.64	1.20	0.72

Distributions
Net investment income	—		(0.08)		(0.17)	(0.07)	(0.05)	(0.02)
Net realized gains on investments	—		(0.27)		(3.95)	(3.71)	—	—
Total distributions	—		(0.35)		(4.12)	(3.78)	(0.05)	(0.02)

Net asset value
End of period/year	$2.17		$2.28		$4.18	$7.41	$9.55	$8.40

Total return(b)	(4.82	)%(c)	(40.33)%		20.26%	23.77%	14.36%	9.33%

Net assets end of period/year	$1,661		$1,971		$5,332	$6,089	$8,737	$9,166

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.74	%(d)	1.75%		1.51%	1.70%	2.34%	2.40%
Before reimbursement/fee waiver	1.74	%(d)	1.75%		1.66%	2.08%	2.70%	2.49%
Net investment income (loss), to average net assets (e)	0.77	%(d)	0.83%		1.19%	0.17%	(0.01)%	(1.07)%
Portfolio turnover rate	9	%(c)	37%		26%	131%	82%	159%

For a share outstanding throughout each period

	Transamerica MFS International Equity
	Class I
	April 30, 2009 (unaudited)		October 31, 2008(i)

Net asset value
Beginning of period/year	$6.58		$10.00

Investment operations
Net investment income(a)	0.06		0.02
Net realized and unrealized loss on investments	(0.38)		(3.44)
Total from investment operations	(0.32)		(3.42)

Net asset value
End of period/year	$6.26		$6.58

Total return(b)	(4.86	)%(c)	(34.20	)%(c)

Net assets end of period/year	$195,148		$40,997

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.16	%(d)	1.23	%(d)
Before reimbursement/fee waiver	1.16	%(d)	1.23	%(d)
Net investment income, to average net assets(e)	1.98	%(d)	0.71	%(d)
Portfolio turnover rate	9	%(c)	37	%(c)

The notes to the financial statements are an integral part of this report.

57

For a share outstanding throughout each period

	Transamerica PIMCO Real Return TIPS
	Class A
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$9.21		$10.20	$10.05	$10.23	$10.48	$10.10

Investment operations
Net investment income(a)	0.09		0.46	0.33	0.94	0.30	0.02
Net realized and unrealized gain (loss) on investments	0.77		(0.95)	0.18	(0.70)	(0.06)	0.76
Total from investment operations	0.86		(0.49)	0.51	0.24	0.24	0.78

Distributions
Net investment income	(0.08)		(0.50)	(0.36)	(0.41)	(0.32)	(0.02)
Net realized gains on investments	(0.06)		—	—	(0.01)	(0.17)	(0.38)
Total distributions	(0.14)		(0.50)	(0.36)	(0.42)	(0.49)	(0.40)

Net asset value
End of period/year	$9.93		$9.21	$10.20	$10.05	$10.23	$10.48

Total return(b)	9.42	%(c)	(5.29)%	5.24%	2.36%	2.35%	7.94%

Net assets end of period/year	$2,336		$2,334	$3,045	$4,107	$277,289	$330,282

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.91	%(d)	0.83%	0.87%	1.07%	1.10%	1.15%
Before reimbursement/fee waiver	0.91	%(d)	0.83%	0.87%	1.07%	1.10%	1.15%
Net investment income, to average net assets(e)	1.84	%(d)	4.40%	3.31%	9.24%	2.89%	0.20%
Portfolio turnover rate	366	%(c)	1,028%	375%	384%	662%	1,438%

For a share outstanding throughout each period

	Transamerica PIMCO Real Return TIPS
	Class B
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$9.11		$10.10	$9.95	$10.17	$10.42	$10.08

Investment operations
Net investment income (loss)(a)	0.08		0.46	0.31	0.42	0.23	(0.02)
Net realized and unrealized gain (loss) on investments	0.77		(0.95)	0.20	(0.21)	(0.09)	0.75
Total from investment operations	0.85		(0.49)	0.51	0.21	0.14	0.73

Distributions
Net investment income	(0.08)		(0.50)	(0.36)	(0.42)	(0.22)	(0.01)
Net realized gains on investments	(0.06)		—	—	(0.01)	(0.17)	(0.38)
Total distributions	(0.14)		(0.50)	(0.36)	(0.43)	(0.39)	(0.39)

Net asset value
End of period/year	$9.82		$9.11	$10.10	$9.95	$10.17	$10.42

Total return(b)	9.41	%(c)	(5.38)%	5.31%	2.09%	1.39%	7.51%

Net assets end of period/year	$1,687		$1,751	$2,616	$5,155	$9,896	$7,496

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.96	%(d)	0.87%	0.91%	1.28%	2.00%	1.51%
Before reimbursement/fee waiver	0.96	%(d)	0.87%	0.91%	1.28%	2.00%	1.51%
Net investment income (loss), to average net assets (e)	1.72	%(d)	4.37%	3.12%	4.21%	2.26%	(0.20)%
Portfolio turnover rate	366	%(c)	1,028%	375%	384%	662%	1,438%

The notes to the financial statements are an integral part of this report.

58

For a share outstanding throughout each period

	Transamerica PIMCO Real Return TIPS
	Class C
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005		October 31, 2004

Net asset value
Beginning of period/year	$9.07		$10.06	$9.91	$10.13	$10.39		$10.08

Investment operations
Net investment income (loss)(a)	0.09		0.46	0.32	0.39	0.23		(0.06)
Net realized and unrealized gain (loss) on investments	0.76		(0.95)	0.19	(0.18)	(0.09)		0.76
Total from investment operations	0.85		(0.49)	0.51	0.21	0.14		0.70

Distributions
Net investment income	(0.08)		(0.50)	(0.36)	(0.42)	(0.23)		(0.01)
Net realized gains on investments	(0.06)		—	—	(0.01)	(0.17)		(0.38)
Total distributions	(0.14)		(0.50)	(0.36)	(0.43)	(0.40)		(0.39)

Net asset value
End of period/year	$9.78		$9.07	$10.06	$9.91	$10.13		$10.39

Total return(b)	9.46	%(c)	(5.36)%	5.38%	2.09%	1.35%		7.20%

Net assets end of period/year	$1,433		$1,448	$2,045	$3,082	$8,167		$6,601

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.90	%(d)	0.81%	0.86%	1.33%	2.04%		1.87%
Before reimbursement/fee waiver	0.90	%(d)	0.81%	0.86%	1.33%	2.04%		1.87%
Net investment income (loss), to average net assets (e)	1.84	%(d)	4.42%	3.27%	3.95%	2.22%		(0.52)%
Portfolio turnover rate	366	%(c)	1,028%	375%	384%	662%		1,438%

For a share outstanding throughout each period

	Transamerica PIMCO Real Return TIPS
	Class I
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005(h)

Net asset value
Beginning of period/year	$9.21		$10.21	$10.05	$10.25	$10.45

Investment operations
Net investment income(a)	0.10		0.47	0.38	0.48	0.37
Net realized and unrealized gain (loss) on investments	0.78		(0.96)	0.16	(0.22)	(0.04)
Total from investment operations	0.88		(0.49)	0.54	0.26	0.33

Distributions
Net investment income	(0.09)		(0.51)	(0.38)	(0.45)	(0.36)
Net realized gains on investments	(0.06)		—	—	(0.01)	(0.17)
Total distributions	(0.15)		(0.51)	(0.38)	(0.46)	(0.53)

Net asset value
End of period/year	$9.94		$9.21	$10.21	$10.05	$10.25

Total return(b)	9.57	%(c)	(5.29)%	5.54%	2.55%	3.20	%(c)

Net assets end of period/year	$678,755		$621,092	$690,942	$603,597	$295,966

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.75	%(d)	0.74%	0.73%	0.73%	0.73	%(d)
Before reimbursement/fee waiver	0.75	%(d)	0.74%	0.73%	0.73%	0.73	%(d)
Net investment income, to average net assets(e)	2.04	%(d)	4.47%	3.82%	4.79%	3.60	%(d)
Portfolio turnover rate	366	%(c)	1,028%	375%	384%	662	%(c)

The notes to the financial statements are an integral part of this report.

59

For a share outstanding throughout each period

	Transamerica PIMCO Total Return
	Class A
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$9.59		$10.48	$10.29	$10.16	$10.48	$10.52

Investment operations
Net investment income(a)	0.23		0.46	0.42	0.38	0.26	0.12
Net realized and unrealized gain (loss) on investments	0.50		(0.88)	0.19	0.09	(0.17)	0.36
Total from investment operations	0.73		(0.42)	0.61	0.47	0.09	0.48

Distributions
Net investment income	(0.39)		(0.41)	(0.41)	(0.34)	(0.28)	(0.14)
Net realized gains on investments	(0.20)		(0.06)	(0.01)	—	(0.13)	(0.38)
Total distributions	(0.59)		(0.47)	(0.42)	(0.34)	(0.41)	(0.52)

Net asset value
End of period/year	$9.73		$9.59	$10.48	$10.29	$10.16	$10.48

Total return(b)	7.93	%(c)	(4.31)%	6.01%	4.72%	0.86%	4.78%

Net assets end of period/year	$4,688		$4,567	$4,574	$5,735	$125,910	$106,366

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.06	%(d)	1.05%	1.06%	1.21%	1.20%	1.34%
Before reimbursement/fee waiver	1.06	%(d)	1.05%	1.06%	1.21%	1.20%	1.34%
Net investment income, to average net assets(e)	4.71	%(d)	4.37%	4.08%	3.77%	2.55%	1.19%
Portfolio turnover rate	509	%(c)	751%	756%	544%	459%	385%

For a share outstanding throughout each period

	Transamerica PIMCO Total Return
	Class B
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005	October 31, 2004

Net asset value
Beginning of period/year	$9.60		$10.49	$10.29	$10.18	$10.48	$10.51

Investment operations
Net investment income(a)	0.23		0.46	0.43	0.36	0.17	0.07
Net realized and unrealized gain (loss) on investments	0.49		(0.88)	0.19	0.08	(0.16)	0.36
Total from investment operations	0.72		(0.42)	0.62	0.44	0.01	0.43

Distributions
Net investment income	(0.39)		(0.41)	(0.41)	(0.33)	(0.18)	(0.08)
Net realized gains on investments	(0.20)		(0.06)	(0.01)	—	(0.13)	(0.38)
Total distributions	(0.59)		(0.47)	(0.42)	(0.33)	(0.31)	(0.46)

Net asset value
End of period/year	$9.73		$9.60	$10.49	$10.29	$10.18	$10.48

Total return(b)	7.82	%(c)	(4.30)%	6.17%	4.50%	0.07%	4.30%

Net assets end of period/year	$3,989		$4,663	$7,973	$13,337	$22,116	$28,219

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	1.08	%(d)	1.02%	0.99%	1.40%	2.06%	1.92%
Before reimbursement/fee waiver	1.08	%(d)	1.02%	0.99%	1.40%	2.06%	1.92%
Net investment income, to average net assets(e)	4.70	%(d)	4.34%	4.08%	3.53%	1.64%	0.64%
Portfolio turnover rate	509	%(c)	751%	756%	544%	459%	385%

The notes to the financial statements are an integral part of this report.

60

For a share outstanding throughout each period

	Transamerica PIMCO Total Return
	Class C
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006		October 31, 2005		October 31, 2004

Net asset value
Beginning of period/year	$9.57		$10.46	$10.26	$10.15		$10.47		$10.51

Investment operations
Net investment income(a)	0.24		0.47	0.43	0.36		0.16		0.04
Net realized and unrealized gain (loss) on investments	0.49		(0.88)	0.19	0.08		(0.16)		0.38
Total from investment operations	0.73		(0.41)	0.62	0.44		—		0.42

Distributions
Net investment income	(0.40)		(0.42)	(0.41)	(0.33)		(0.19)		(0.08)
Net realized gains on investments	(0.20)		(0.06)	(0.01)	—		(0.13)		(0.38)
Total distributions	(0.60)		(0.48)	(0.42)	(0.33)		(0.32)		(0.46)

Net asset value
End of period/year	$9.70		$9.57	$10.46	$10.26		$10.15		$10.47

Total return(b)	7.91	%(c)	(4.23)%	6.21%	4.48%		—	%(j)	4.10%

Net assets end of period/year	$3,014		$3,105	$3,725	$4,762		$9,635		$12,850

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.97	%(d)	0.95%	0.97%	1.41%		2.11%		2.09%
Before reimbursement/fee waiver	0.97	%(d)	0.95%	0.97%	1.41%		2.11%		2.09%
Net investment income, to average net assets(e)	4.81	%(d)	4.45%	4.11%	3.52%		1.58%		0.41%
Portfolio turnover rate	509	%(c)	751%	756%	544%		459%		385%

For a share outstanding throughout each period

	Transamerica PIMCO Total Return
	Class I
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006(f)

Net asset value
Beginning of period/year	$9.58		$10.47	$10.28	$10.12

Investment operations
Net investment income(a)	0.24		0.49	0.46	0.41
Net realized and unrealized gain (loss) on investments	0.50		(0.88)	0.18	0.12
Total from investment operations	0.74		(0.39)	0.64	0.53

Distributions
Net investment income	(0.41)		(0.44)	(0.44)	(0.37)
Net realized gains on investments	(0.20)		(0.06)	(0.01)	—
Total distributions	(0.61)		(0.50)	(0.45)	(0.37)

Net asset value
End of period/year	$9.71		$9.58	$10.47	$10.28

Total return(b)	8.05	%(c)	(4.04)%	6.33%	5.33	%(c)

Net assets end of period/year	$538,270		$555,428	$540,310	$268,173

Ratio and supplemental data
Expenses to average net assets
After reimbursement/fee waiver	0.75	%(d)	0.75%	0.75%	0.80	%(d)
Before reimbursement/fee waiver	0.75	%(d)	0.75%	0.75%	0.80	%(d)
Net investment income, to average net assets(e)	5.02	%(d)	4.66%	4.39%	4.18	%(d)
Portfolio turnover rate	509	%(c)	751%	756%	544	%(c)

The notes to the financial statements are an integral part of this report.

61

(a)	Calculated based on average number of shares outstanding.
(b)	Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.
(c)	Not annualized.
(d)	Annualized.
(e)	Includes Redemption Fees, if any. The impact of Redemption Fees is less than 0.01% for Class A, Class B, Class C, and Class I, respectively.
(f)	Commenced operations November 15, 2005.
(g)	Rounds to less than $(0.01) or $0.01.
(h)	Commenced operations November 8, 2004.
(i)	Commenced operations June 10, 2008.
(j)	Rounds to less than (0.01%) or 0.01%.
(*)	Includes recaptured expenses by the investment adviser. The impact of recaptured expenses was 0.06%, 0.06%, and 0.07% for Class A, Class B, and Class C, respectively (See Note 2).
(@)	Includes recaptured expenses by the investment adviser. The impact of recaptured expenses was 0.11% (See Note 2).
(^)	Includes recaptured expenses by the investment adviser. The impact of recaptured expenses was 0.01%, 0.07%, 0.30%, and 0.01% for Class A, Class B, Class C, and Class I, respectively (See Note 2).
(#)	Includes recaptured expenses by the investment adviser. The impact of recaptured expenses was 0.03% for Class A, Class B, and Class C (See Note 2).

The notes to the financial statements are an integral part of this report.

62

NOTES TO FINANCIAL STATEMENTS

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Transamerica American Century Large Company Value, Transamerica Clarion Global Real Estate Securities, Transamerica Evergreen Health Care, Transamerica Jennison Growth, Transamerica Marsico Growth, Transamerica MFS International Equity, Transamerica PIMCO Real Return TIPS, and Transamerica PIMCO Total Return (each, a “Fund”; collectively, the “Funds”) are part of Transamerica Funds.

The Funds currently have four classes of shares, Class A, Class B, Class C, and Class I. Each of the classes has a public offering price that reflects different sales charges, if any, and different expense levels. Class I shares are currently offered for investment primarily in certain affiliated asset allocation funds. Class I shares are also made available to other investors, including institutional investors and eligible retirement plans whose record keepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents. Class B shares will convert to Class A shares eight years after purchase.

Transamerica Clarion Global Real Estate Securities, Transamerica Evergreen Health Care, and Transamerica PIMCO Real Return TIPS are “non-diversified” under the 1940 Act.

This report should be read in conjunction with the Funds’ current prospectus, which contains more complete information about the Funds.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

In preparing the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Multiple class operations, income, and expenses: Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class, based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses.

Security valuations: The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Funds’ investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market value.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Funds’ net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Funds may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (“Level 1”) and the lowest priority to unobservable inputs (“Level 3”) when market prices are not readily available or reliable. Valuation levels are not necessarily an indication of the risk associated with investing in those securities. The three levels of the hierarchy under FAS 157 are described below:

63

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3 -	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The aggregate value by input level, at April 30, 2009, for the Funds’ investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Funds’ Schedules of Investments.

Cash overdraft:  Throughout the period, the Funds may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdrafts by a rate based on the federal funds rate.

Repurchase agreements: The Funds may enter into repurchase agreements. The Funds, through their custodian, receive delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. The Funds will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-advisers of certain Funds, to the extent consistent with the best execution and usual commission rate policies and practices, have elected to place security transactions of the Funds with broker/dealers with which Transamerica Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions paid by the Funds be used to pay expenses that would otherwise be borne by any other funds within Transamerica Funds, or by any other party.

Recaptured comissions during the period ended April 30, 2009 are included in net realized gains on the Statements of Operations and are summarized as follows:

Fund	Commissions
Transamerica Clarion Global Real Estate Securities	$18
Transamerica Evergreen Health Care	44
Transamerica Jennison Growth	26
Transamerica Marsico Growth	1

TBA purchase commitments: The Funds may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not to exceed 45 days. TBA purchase commitments themselves are considered to be securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Funds’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.

Securities lending: The Funds may lend securities to qualified financial institutions and brokers. The lending of Fund securities exposes the Funds to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain of these risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Funds attempt to increase their net investment income through the receipt of interest (after rebates and fees). Such income is reflected separately on the Statements of Operations. The value of loaned securities and the liability to return the cash collateral received are reflected on the Schedules of Investments and Statements of Assets and Liabilities. There were no securities on loan at April 30, 2009.

Loan participations/assignments: The Funds may purchase participations/ assignments in commercial loans. Such indebtedness may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan participations/ assignments involve risks of insolvency of the lending banks or other financial intermediaries.

As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

64

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

The Funds may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy a portion of the loans, becoming part lenders. Loans are often administered by agent banks acting as agents for all holders. The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the portfolios have direct recourse against the corporate borrowers, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend income, related to Real Estates Investment Trusts (“REIT”), is recorded at management’s estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. Income, expenses, purchases and sales of investment securities denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Funds combine fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Foreign taxes:  The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies.   Forward foreign currency contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at April 30, 2009 are listed in the Schedules of Investments.

Swap agreements: The Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Funds may enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Specific risks and accounting related to each type of swap agreement are identified within the Notes to the Financial Statements.

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy.

65

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 1. — (continued)

Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. The Funds’ maximum risk of loss from counterparty risk, either as the protection sellers or as the protection buyers, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparties and by the posting of collateral by the counterparties to the Funds to cover the Funds’ exposure to the counterparties.

The Funds may sell credit default swaps which expose them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedules of Investments. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap agreement cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered and the Funds would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain their ability to generate income at prevailing market rates, the Funds may enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked to market daily based upon quotations from the market makers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap agreement cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees. When the swap contract is terminated early, the Funds record a realized gain or loss equal to the difference between the current realized value and the expected cash flows. The risks of interest rate swaps include changes in market conditions will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparties and by the posting of collateral by the counterparties to the Funds to cover the Funds’ exposure to the counterparties.

Total return swap agreements: The Funds are subject to equity and other risks related to the underlying investments of the swap agreement in the normal course of pursuing its investment objectives. The Funds may enter into total return swap agreements. Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counter party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments.

The aggregate fair value of the total return swaps are disclosed in the Schedules of Investments. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees.  In the event that market quotes are not readily available and the swap agreement cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions. These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive payments from or make payments to the counterparties. Net periodic payments received or paid by the Funds are included as part of realized gains or losses on the Statements of Operations. Liquidation payments received or paid by the Funds are included as part of realized gains or losses on the Statements of Operations.

Futures contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

66

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 1. — (continued)

Upon entering into such contracts, the Funds are required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Funds each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The underlying face amounts of open futures contracts at April 30, 2009 are listed in the Schedules of Investments. The variation margin receivable or payable, as applicable, is included in the Statements of Assets and Liabilities.

Option contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market and an inability of the counterparty to meet the contract terms. Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest.  When a Fund writes a covered call or put option/swaption, an amount equal to the premium received by a Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. Premiums received from writing options/swaptions which expire are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. Options are marked-to-market daily to reflect the current value of the option/swaption written.

The underlying face amounts of open option and swaption contracts at April 30, 2009 are listed in the Schedules of Investments.

Transactions in written options were as follows:

Transamerica PIMCO Real Return TIPS	Premium	Notional Amount
Balance at October 31, 2008	$197	322
Sales	201	1,004
Closing Buys	—	—
Expirations	(215)	(532)
Exercised	—	—
Balance at April 30, 2009	$183	794

Transamerica PIMCO Total Return	Premium	Notional Amount
Balance at October 31, 2008	$87	309
Sales	154	263
Closing Buys	—	—
Expirations	(29)	(235)
Exercised	(58)	(74)
Balance at April 30, 2009	$154	263

Transactions in written swaptions were as follows:

Transamerica PIMCO Real Return TIPS	Premium	Notional Amount
Balance at October 31, 2008	$410	13,700
Sales	484	77,300
Closing Buys	(404)	(15,700)
Expirations	(115)	(6,600)
Exercised	—	—
Balance at April 30, 2009	$375	68,700

Transamerica PIMCO Total Return	Premium	Notional Amount
Balance at October 31, 2008	$1,494	63,500
Sales	737	113,800
Closing Buys	(1,496)	(66,700)
Expirations	—	—
Exercised	—	—
Balance at April 30, 2009	$735	110,600

Redemption fees: A short-term trading redemption fee may be assessed on any sales of Fund shares in a fund account during the first five (5) NYSE trading days following their purchase date. This redemption fee will equal 2% of the amount redeemed and shares held the longest will be treated as being redeemed first and shares held the shortest as being redeemed last. For the period ended April 30, 2009, the Funds received redemption fees which are disclosed in the Funds’ Statements of Changes in Net Assets. Effective March 1, 2009, the Funds no longer charge redemption fees.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations which may differ from GAAP.

67

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 1. — (continued)

Market and Credit Risk: On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding. Certain funds had investment securities, credit default and interest rate swap agreements, foreign currency transactions, securities and/or derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity or counterparty at the time the relevant Lehman Brothers entity filed for protection or was placed in administration.

The investment securities, credit default and interest rate swap agreements, foreign currency transactions, securities and derivatives transactions associated with Lehman Brothers have been adjusted to their estimated fair values. The two funds with outstanding amounts due to Lehman Brothers Holdings Inc. for terminated derivative transactions at April 30, 2009, are Transamerica PIMCO Real Return TIPS and Transamerica PIMCO Total Return. Anticipated losses for derivatives transactions associated with Lehman Brothers have been incorporated as payable for terminated swap agreements on the Statement of Assets and Liabilities, any realized gains or losses related to these transactions were incurred within the fiscal year ending October 31, 2008. A facilitated auction occurred on October 10, 2008 comprising multiple preapproved brokerage agencies to determine the estimated recovery rate for investment securities and credit default swap agreements with Lehman Brothers as referenced entity. These recovery rates have been utilized in determining estimated fair values. Financial assets and liabilities may be offset and the net amount may be reported in the statement of assets and liabilities where there is a legally enforceable right to set off the recognized amounts and the provisions of FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts (“FIN 39”) have been met. As of April 30, 2008, TBA transactions with Lehman Brothers were included in Transamerica PIMCO Total Return on the Statement of Assets and Liabilities were netted to $471 in accordance with FIN 39. These receivables are fully collateralized. The sub-adviser has delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. The sub-adviser has terminated transactions with Lehman Brothers counterparties, has obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties. Certain Funds which had exposure to Lehman Brothers have filed claims for termination amounts due under the relevant contracts. There can be no assurance that any amounts will actually be recovered.

NOTE 2. RELATED PARTY TRANSACTIONS

TAM is the Funds’ investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE).  Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Funds’ administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of AEGON, NV, a Netherlands corporation.

Certain officers and trustees of the Funds are also officers and/or directors of TAM, TFS, and TCI.

At the commencement of operations of each of these Funds and classes, TAM, an affiliate, invested in each Fund. As of April 30, 2009, TAM had investments in the Funds as follows:

Fund Name	Market Value		% of Fund’s Net Assets
Transamerica Clarion Global Real Estate Securities
Class C	$419		0.21%
Transamerica Evergreen Healthcare
Class A	140		0.38
Class C	270		0.73
Transamerica MFS International Equity
Class I	—	(a)	—	(b)
Transamerica PIMCO Real Return TIPS
Class A	252		0.04
Class C	739		0.11
Transamerica PIMCO Total Return
Class A	334		0.06
Class C	652		0.12

(a) Rounds to less than $1.

(b) Rounds to less than 0.01%.

68

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 2. — (continued)

The following schedule reflects the percentage of the Funds’ assets owned by affiliated investment companies at April 30, 2009:

Transamerica American Century Large Company Value	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$18,278	5.29%
Transamerica Asset Allocation-Growth Portfolio	112,312	32.47
Transamerica Asset Allocation-Moderate Portfolio	60,016	17.35
Transamerica Asset Allocation-Moderate Growth Portfolio	146,120	42.25
Total	$336,726	97.36%

Transamerica Clarion Global Real Estate Securities	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$9,727	4.79%
Transamerica Asset Allocation-Growth Portfolio	56,061	27.59
Transamerica Asset Allocation-Moderate Portfolio	31,442	15.47
Transamerica Asset Allocation-Moderate Growth Portfolio	76,880	37.84
Transamerica Multi-Manager Alternative Strategies Portfolio	12,647	6.22
Transamerica Multi-Manager International Portfolio	11,677	5.75
Total	$198,434	97.66%

Transamerica Evergreen Health Care	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$1,069	2.89%
Transamerica Asset Allocation-Growth Portfolio	4,741	12.82
Transamerica Asset Allocation-Moderate Portfolio	1,082	2.93
Transamerica Asset Allocation-Moderate Growth Portfolio	6,766	18.30
Transamerica Asset Allocation-Conservative VP	823	2.22
Transamerica Asset Allocation-Growth VP	4,100	11.09
Transamerica Asset Allocation-Moderate Growth VP	13,940	37.70
Transamerica Asset Allocation-Moderate VP	1,156	3.13
Total	$33,677	91.08%

Transamerica Jennison Growth	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$22,018	8.19%
Transamerica Asset Allocation-Growth Portfolio	93,877	34.93
Transamerica Asset Allocation-Moderate Portfolio	59,707	22.21
Transamerica Asset Allocation-Moderate Growth Portfolio	79,596	29.61
Total	$255,198	94.94%

Transamerica Marsico Growth	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$25,102	6.69%
Transamerica Asset Allocation-Growth Portfolio	114,436	30.49
Transamerica Asset Allocation-Moderate Portfolio	67,888	18.09
Transamerica Asset Allocation-Moderate Growth Portfolio	154,947	41.28
Total	$362,373	96.55%

Transamerica MFS International Equity	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$14,764	7.18%
Transamerica Asset Allocation-Growth Portfolio	7,264	3.53
Transamerica Asset Allocation-Moderate Portfolio	5,342	2.60
Transamerica Asset Allocation-Moderate Growth Portfolio	1,848	0.90
Transamerica Multi-Manager International Portfolio	12,767	6.21
Transamerica Asset Allocation-Conservative VP	32,310	15.71
Transamerica Asset Allocation-Growth VP	3,158	1.53
Transamerica Asset Allocation-Moderate Growth VP	43,403	21.10
Transamerica Asset Allocation-Moderate VP	35,656	17.34
Transamerica International Moderate Growth VP	38,010	18.48
Total	$194,522	94.58%

Transamerica PIMCO Real Return TIPS	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$64,337	9.40%
Transamerica Asset Allocation-Moderate Portfolio	104,678	15.30
Transamerica Asset Allocation-Moderate Growth Portfolio	108,913	15.92
Transamerica Asset Allocation-Conservative VP	93,968	13.73
Transamerica Asset Allocation-Moderate Growth VP	132,026	19.30
Transamerica Asset Allocation-Moderate VP	156,386	22.86
Transamerica International Moderate Growth VP	15,156	2.21
Total	$675,464	98.72%

Transamerica PIMCO Total Return	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$128,743	23.41%
Transamerica Asset Allocation-Moderate Portfolio	204,948	37.26
Transamerica Asset Allocation-Moderate Growth Portfolio	197,416	35.90
Total	$531,107	96.57%

69

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 2. — (continued)

Investment advisory fees:  The Funds pay management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

Transamerica American Century Large Company Value
First $250 million	0.835%
Over $250 million up to $400 million	0.80%
Over $400 million up to $750 million	0.775%
Over $750 million	0.70%
Transamerica Clarion Global Real Estate Securities
First $250 million	0.80%
Over $250 million up to $500 million	0.775%
Over $500 million up to $1 billion	0.70%
Over $1 billion	0.65%
Transamerica Evergreen Health Care
First $100 million	0.87%
Over $100 million up to $250 million	0.85%
Over $250 million	0.80%
Transamerica Jennison Growth
First $250 million	0.80%
Over $250 million up to $500 million	0.775%
Over $500 million up to $1 billion	0.70%
Over $1 billion up to $1.5 billion	0.675%
Over $1.5 billion	0.65%
Transamerica Marsico Growth
First $500 million	0.80%
Over $500 million	0.70%
Transamerica MFS International Equity
First $250 million	0.925%
Over $250 million up to $500 million	0.90%
Over $500 million up to $1 billion	0.85%
Over $1 billion	0.80%
Transamerica PIMCO Real Return TIPS
First $250 million	0.70%
Over $250 million up to $750 million	0.65%
Over $750 million	0.60%
Transamerica PIMCO Total Return
First $250 million	0.675%
Over $250 million up to $750 million	0.65%
Over $750 million	0.60%

Administrative services: The Funds have entered into agreements with TFS for financial and legal fund administration services. The Funds pay TFS an annual fee of 0.02% of ANA. The Legal fees on the Statements of Operations are for fees paid to external legal counsel.

Transfer agent fees: The Funds pay TFS an annual per-account charge for each open and closed account. The Funds paid TFS the following amounts for the period ended April 30, 2009:

Fund	Fees
Transamerica American Century Large Company Value	$25
Transamerica Clarion Global Real Estate Securities	11
Transamerica Evergreen Health Care	9
Transamerica Jennison Growth	38
Transamerica Marsico Growth	28
Transamerica MFS International Equity	46
Transamerica PIMCO Real Return TIPS	5
Transamerica PIMCO Total Return	17

Brokerage commissions:  Brokerage commissions incurred on security transactions placed with affiliates of the adviser or sub-advisers for the period ended April 30, 2009 were as follows:

Fund	Brokerage Commissions
Transamerica American Century Large Company Value	$1
Transamerica Marsico Growth	6

Deferred compensation plan: Each eligible independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan (the “Plan”) maintained by Transamerica Funds. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds, including the Funds, or investment options under Transamerica Partners Funds Group II, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is a claim against the general assets of all series of Transamerica Funds.

70

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 2. — (continued)

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee was deemed to have been elected to serve as Trustee Emeritus of Transamerica Funds upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts were to be accrued by Transamerica Funds on a pro rata basis allocable to each Transamerica Fund based on the relative assets of the fund. If retainers increased in the future, past accruals (and credits) would be adjusted upward so that 50% of the Trustee’s current retainer was accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred became payable to a Trustee Emeritus (or his/her beneficiary). Upon commencement of service as Trustee Emeritus, compensation would be paid on a quarterly basis during the time period that the Trustee Emeritus was allowed to serve as such.

At April 30, 2009, the Funds’ liabilities related to the Emeritus Plan were as follows:

Fund	Emeritus Fees
Transamerica American Century Large Company Value	$1
Transamerica Clarion Global Real Estate Securities	1
Transamerica Evergreen Health Care	2
Transamerica Jennison Growth	—	(a)
Transamerica Marsico Growth	—	(a)
Transamerica MFS International Equity	—	(a)
Transamerica PIMCO Real Return TIPS	2
Transamerica PIMCO Total Return	1

(a) Rounds to less than $1.

Amounts deferred and accrued under the Emeritus Plan are claims against the general assets of Transamerica Funds.

The Emeritus Plan was terminated effective October 30, 2007. Upon termination, the Funds continue to pay any remaining benefits in accordance with the Plan, but no further compensation is accrued under the Plan.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2009 were as follows:

	Purchases of securities:		Proceeds from maturities and sales of securities:
Fund	Long-term	U.S. Government	Long-term	U.S. Government
Transamerica American Century Large Company Value	$30,736	$—	$65,099	$—
Transamerica Clarion Global Real Estate Securities	57,523	—	46,003	—
Transamerica Evergreen Health Care	32,037	—	140,691	—
Transamerica Jennison Growth	143,186	—	76,281	—
Transamerica Marsico Growth	174,710	—	99,109	—
Transamerica MFS International Equity	155,726	—	9,817	—
Transamerica PIMCO Real Return TIPS	1,871,099	2,074,560	1,930,351	2,087,113
Transamerica PIMCO Total Return	3,564,848	1,102,667	3,687,663	1,046,174

NOTE 4. FEDERAL INCOME TAX MATTERS

The Funds have not made any provisions for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Management has evaluated the Funds’ tax provisions taken for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, passive foreign investment companies, net operating losses and distribution reclasses.

NOTE 5. ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statement disclosures.

71

TRANSAMERICA AMERICAN CENTURY LARGE COMPANY VALUE

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica American Century Large Company Value (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and American Century Investment Management Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-, 3- and 5-year periods, but noted that the Fund’s performance track record prior to May, 2004 was attributable to a different investment team.  The Board recognized the Fund has had a lower risk/reward profile as compared to its peer universe over the past 3-year period, but noted that they would be monitoring performance closely in the coming quarters and expected improvement.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe and that the total expenses were in line with the medians for its peer group and peer universe.  The Board also noted that sub-advisory fees were renegotiated for 2008.  Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.

72

TRANSAMERICA CLARION GLOBAL REAL ESTATE SECURITIES

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Clarion Global Real Estate Securities (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and ING Clarion Real Estate Securities, L.P. (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007, noting that the Fund’s modified its mandate in November 2005 to include global real estate securities.  The Board noted that the Fund’s performance was strong compared to its peer universe for the past 1- and 3-year periods.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were in line with the median for its peer group and below the median for its peer universe and that the total expenses of the Fund were below the medians for its peer group and peer universe.  Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.

73

TRANSAMERICA EVERGREEN HEALTH CARE

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Evergreen Health Care (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Evergreen Investment Management Company, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was in line with the median for its peer universe for the past 1-year period and strong compared to its peer universe for the past 3- and 5-year periods.  The Board did note that the Sub-Adviser took over the management of the Fund in March 2006 and so longer-term performance cannot be completely attributable to this Sub-Adviser.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were in line with the medians for its peer group and peer universe and that the total expenses of the Fund were below the medians for its peer group and peer universe.  Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offers breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.

74

TRANSAMERICA JENNISON GROWTH

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Jennison Growth (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Jennison Associates LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-year period, in line with the median for the past 3-year period and above the median for the past 5-year period.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe and that the total expenses of the Fund were in line with the median for its peer group and above the median for its peer universe.  Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.

75

TRANSAMERICA MARSICO GROWTH

INVESTMENT ADVISORY, SUB-ADVISORY AND PORTFOLIO MANAGEMENT AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Marsico Growth (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Columbia Management Advisors, LLC (the “Sub-Adviser”) and the portfolio management agreement (the “Portfolio Management Agreement”) between the Sub-Adviser and Marsico Capital Management, LLC (“MCM”), to determine whether the agreements should be renewed.  The Board noted that the Sub-Adviser has entered into an agreement with MCM to provide portfolio management services for the Fund.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement, the Sub- Advisory Agreement and the Portfolio Management Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement, Sub-Advisory Agreement and Portfolio Management Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM, the Sub-Adviser and MCM such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser and MCM.  The Trustees also carefully considered information they had previously received from TAM, the Sub-Adviser and MCM as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory, Sub-Advisory and Portfolio Management Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and MCM to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and MCM are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and MCM for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and MCM, TAM’s management oversight process and the professional qualifications of the portfolio management team of MCM.  The Trustees determined that TAM and MCM can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.  The Board noted that MCM had previously been affiliated with the Sub-Adviser, but was no longer, and that the Sub-Advisory Agreement provided continued access to the services of MCM.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Trustees noted that the performance of the Fund was above the median for its peer universe for the past 1- and 3-year periods and strong compared to its peer universe for the past 5-year period.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and MCM, the Board concluded that TAM and MCM are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe but that the total expenses of the Fund were below the medians for its peer group and peer universe.  The Board noted that the Fund’s contractual management fees and total expenses are near the median relative to its peer group and peer universe.  Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and MCM from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.  The Board also noted that MCM is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements MCM may engage in with respect to the Fund’s brokerage transactions.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of MCM.

76

TRANSAMERICA MFS INTERNATIONAL EQUITY

INVESTMENT ADVISORY, SUB-ADVISORY AND PORTFOLIO MANAGEMENT AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica MFS International Equity (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and MFS® Investment Management (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-, 3- and 5-year periods.  The Trustees further noted that longer-term performance was attributable to a former manager and the MFS retail mutual fund managed in this style has a strong long-term track record and was a top performer in 2006.  The Board noted that they would be monitoring performance closely and expected to see improvement.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Trustees noted that the Fund’s contractual management fees were slightly above the median for its peer group and above the median for its peer universe and that the total expenses of the Fund were below the median for its peer group and above with the median for its peer universe.  Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.  The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.

77

TRANSAMERICA PIMCO REAL RETURN TIPS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica PIMCO Real Return TIPS (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007, noting that the Fund’ inception date was in November 2004.  The Board noted that the Fund’s performance was in line with the median for its peer universe for the past 1- and 3—year periods.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Board noted that the Fund’s contractual management fees and total expenses were above the medians for its peer group and peer universe.  Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM offer breakpoints which appropriately benefit investors by passing along economies of scale in the form of lower management fees as the level of assets grows despite a flat sub-advisory fee schedule.  The Board noted further that an additional breakpoint has been added for 2008.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.

78

TRANSAMERICA PIMCO TOTAL RETURN

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica PIMCO Total Return (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders.  The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009.  In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management.  In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant.  They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future.  The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund.  The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007.  The Trustees noted that the Fund’s performance was strong compared to its peer universe for the past 1- and 3-year periods and above the median for the past 5-year period.  The Trustees also considered the Fund’s notable performance improvement over the past six months.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates.  The Board reviewed the management and sub-advisory fees for the Fund.  The Board noted that the Fund’s contractual management fees and total expenses were above the medians for its peer group and peer universe.  The Trustees further noted that advisory fees were reduced in 2007.  Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM offers breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows, despite a flat sub-advisory fee schedule.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund.  The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.

Other considerations.  The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.

79

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statements of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained  by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamericafunds.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday–Friday. Your request will take effect within 30 days.

80

P.O. Box 9012

Clearwater, FL 33758-9012

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Class I Funds

Semi-Annual Report

April 30, 2009

www.transamericafunds.com

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Dear Fellow Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial advisor in the future. We value the trust you have placed in us.

This semi-annual report is provided to you with the intent of presenting a comprehensive review of the investments of each of your funds. The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe this report to be an important part of the investment process. In addition to providing a comprehensive review, this report also provides a discussion of accounting policies as well as matters presented to shareholders that may have required their vote.

We believe it is important to recognize and understand current market conditions in order to provide a context for reading this report. Equity and fixed-income markets have continued to remain volatile over the past six months while exhibiting some signs of price improvement in March and April of 2009. The Federal Reserve has sought to stabilize financial markets by providing liquidity, and the Treasury department has taken an active role in the restructuring of financial companies and markets. At the end of 2008, and during the beginning of 2009, credit markets exhibited some signs of thawing, with improvement in returns, particularly within the high yield sector. While data has been mixed, there has been some evidence of an improvement in housing demand and construction spending. Additionally, consumer confidence has risen as investors look beyond weak economic and unemployment data. Oil prices have risen from their lows in 2008 while most major foreign currencies remain relatively weak against the U.S. dollar. For the six months ending April 30, 2009, the Dow Jones Industrial Average returned -10.78%, the Standard & Poor’s 500 Index returned -8.53%, and the Barclay’s Capital Aggregate U.S. Bond Index returned 7.74%. Please keep in mind it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial advisor is a key resource to help you build a complete picture of your current and future financial needs. Financial advisors are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial advisor, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial advisor if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

John K. Carter	Christopher A. Staples
President & Chief Executive Officer	Vice President & Chief Investment Officer
Transamerica Funds	Transamerica Funds

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, dividend expense on short-sales, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at November 1, 2008 and held for the entire period until April 30, 2009.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses		Hypothetical Expenses (b)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period (a)	Ending Account Value	Expenses Paid During Period (a)	Annualized Expense Ratio
Transamerica AllianceBernstein International Value	$1,000.00	$967.10	$5.22	$1,019.54	$5.31	1.06%
Transamerica BlackRock Global Allocation	1,000.00	1,019.90	4.81	1,020.03	4.81	0.96%
Transamerica BlackRock Large Cap Value	1,000.00	884.40	3.92	1,020.63	4.21	0.84%
Transamerica BlackRock Natural Resources	1,000.00	966.20	4.49	1,020.23	4.61	0.92%
Transamerica BNY Mellon Market Neutral Strategy	1,000.00	917.50	16.93	1,007.14	17.72	3.56%
Transamerica Evergreen International Small Cap	1,000.00	971.90	5.92	1,018.79	6.06	1.21%
Transamerica Federated Market Opportunity	1,000.00	1,101.40	4.53	1,020.48	4.36	0.87%
Transamerica JPMorgan International Bond	1,000.00	1,036.60	3.13	1,021.72	3.11	0.62%
Transamerica JPMorgan Mid Cap Value	1,000.00	962.70	4.43	1,020.28	4.56	0.91%
Transamerica Loomis Sayles Bond	1,000.00	1,152.30	3.74	1,021.32	3.51	0.70%
Transamerica Marsico International Growth	1,000.00	1,031.40	6.25	1,018.65	6.21	1.24%
Transamerica Neuberger Berman International	1,000.00	1,011.10	5.68	1,019.14	5.71	1.14%
Transamerica Oppenheimer Developing Markets	1,000.00	1,102.20	7.56	1,017.60	7.25	1.45%
Transamerica Oppenheimer Small- & Mid-Cap Value	1,000.00	1,037.10	5.00	1,019.89	4.96	0.99%
Transamerica Schroders International Small Cap	1,000.00	1,042.60	6.43	1,018.50	6.36	1.27%
Transamerica Third Avenue Value	1,000.00	918.50	4.23	1,020.38	4.46	0.89%
Transamerica Thornburg International Value	1,000.00	967.40	6.20	1,018.50	6.36	1.27%
Transamerica UBS Dynamic Alpha	1,000.00	920.00	7.85	1,016.61	8.25	1.65%
Transamerica UBS Large Cap Value	1,000.00	907.40	3.88	1,020.73	4.11	0.82%
Transamerica Van Kampen Emerging Markets Debt	1,000.00	1,175.90	5.34	1,019.89	4.96	0.99%
Transamerica Van Kampen Mid-Cap Growth	1,000.00	1,027.00	4.52	1,020.33	4.51	0.90%
Transamerica Van Kampen Small Company Growth	1,000.00	1,025.80	5.47	1,019.39	5.46	1.09%
Transamerica WMC Emerging Markets	1,000.00	1,159.30	7.50	1,017.85	7.00	1.40%

(a)  Expenses are calculated using the Funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(b)  5% return per year before expenses.

Schedules of Investments Composition

At April 30, 2009

(The following charts summarize the Schedule of Investments of each Fund by asset type)

(unaudited)

Transamerica AllianceBernstein International Value

Common Stocks	97.5%
Repurchase Agreement	2.9
Rights	0.0	(*)
Other Assets and Liabilities, net	(0.4	)(a)
Total	100.0%

Transamerica BlackRock Global Allocation

Common Stock	50.3%
U.S. Government Obligation	12.7
Convertible Bond	10.3
Foreign Government Obligation	9.7
Short-Term U.S. Government Obligation	8.6
Corporate Debt Security	4.4
Investment Company	2.9
Convertible Preferred Stock	0.5
Purchased Option	0.3
Preferred Stock	0.1
Repurchase Agreement	0.1
Warrant	0.0	(*)
Asset-Backed Security	0.0	(*)
Structured Note Debt	0.0	(*)
Other Assets and Liabilities, net	0.1	(a)
Total	100.0%

Transamerica BlackRock Large Cap Value

Common Stocks	99.8%
Repurchase Agreement	0.1
Other Assets and Liabilities, net	0.1 (a)
Total	100.0%

Transamerica BlackRock Natural Resources

Common Stocks	97.1%
Repurchase Agreement	2.8
Other Assets and Liabilities, net	0.1 (a)
Total	100.0%

Transamerica BNY Mellon Market Neutral Strategy

Common Stocks	99.3%
Repurchase Agreement	23.5
Other Assets and Liabilities, net	(22.8	)(a)
Total	100.0%

Transamerica Evergreen International Small Cap

Common Stocks	93.9%
Preferred Stocks	3.9
Repurchase Agreement	3.8
Rights	0.1
Other Assets and Liabilities, net	(1.7	)(a)
Total	100.0%

Transamerica Federated Market Opportunity

Repurchase Agreement	40.1%
Common Stock	35.3
Purchased Option	7.4
U.S. Government Obligation	4.6
Foreign Government Obligation	4.6
Investment Company	4.2
Short-Term U.S. Government Obligation	2.7
Other Assets and Liabilities, net	1.1 (a)
Total	100.0%

Transamerica JPMorgan International Bond

Foreign Government Obligation	62.5%
Corporate Debt Security	30.5
Certificate of Deposit	1.8
Repurchase Agreement	0.5
Mortgage-Backed Security	0.5
Short-Term Foreign Government Obligation	0.3
Asset-Backed Security	0.1
Other Assets and Liabilities, net	3.8 (a)
Total	100.0%

Transamerica JPMorgan Mid Cap Value

Common Stocks	97.0%
Repurchase Agreement	4.7
Other Assets and Liabilities, net	(1.7	)(a)
Total	100.0%

Transamerica Loomis Sayles Bond

Corporate Debt Security	73.8%
Foreign Government Obligation	9.5
Repurchase Agreement	4.2
Mortgage-Backed Security	3.7
Convertible Bond	1.8
Asset-Backed Security	1.5
Preferred Stock	0.8
Structured Note Debt	0.6
Loan Assignment	0.5
Convertible Preferred Stock	0.5
Common Stock	0.1
Other Assets and Liabilities, net	3.0 (a)
Total	100.0%

Transamerica Marsico International Growth

Common Stocks	91.3%
Repurchase Agreement	8.2
Other Assets and Liabilities, net	0.5 (a)
Total	100.0%

Transamerica Neuberger Berman International

Common Stocks	97.3%
Repurchase Agreement	3.5
Other Assets and Liabilities, net	(0.8	)(a)
Total	100.0%

Transamerica Oppenheimer Developing Markets

Common Stocks	92.4%
Preferred Stocks	3.2
Repurchase Agreement	2.7
Other Assets and Liabilities, net	1.7 (a)
Total	100.0%

Transamerica Oppenheimer Small- & Mid-Cap Value

Common Stock	87.9%
Repurchase Agreement	10.9
Investment Company	3.1
Other Assets and Liabilities, net	(1.9	)(a)
Total	100.0%

Transamerica Schroders International Small Cap

Common Stocks	95.1%
Repurchase Agreement	4.7
Rights	0.1
Other Assets and Liabilities, net	0.1 (a)
Total	100.0%

Transamerica Third Avenue Value

Common Stock	82.9%
Repurchase Agreement	10.9
Short-Term U.S. Government Obligation	5.6
Corporate Debt Security	0.6
Other Assets and Liabilities, net	0.0 (a)
Total	100.0%

Transamerica Thornburg International Value

Common Stock	94.5%
Repurchase Agreement	5.8
Other Assets and Liabilities, net	(0.3	)(a)
Total	100.0%

Transamerica UBS Dynamic Alpha

Common Stock	80.9%
Repurchase Agreement	11.3
Preferred Stock	0.7
Other Assets and Liabilities, net	7.1 (a)
Total	100.0%

Transamerica UBS Large Cap Value

Common Stock	97.2%
Investment Company	1.5
Repurchase Agreement	1.2
Other Assets and Liabilities, net	0.1 (a)
Total	100.0%

Transamerica Van Kampen Emerging Markets Debt

Foreign Government Obligation	74.6%
Corporate Debt Security	11.0
Repurchase Agreement	0.3
Other Assets and Liabilities, net	14.1 (a)
Total	100.0%

Transamerica Van Kampen Mid-Cap Growth

Common Stocks	92.8%
Repurchase Agreement	6.4
Other Assets and Liabilities, net	0.8 (a)
Total	100.0%

Transamerica Van Kampen Small Company Growth

Common Stock	89.2%
Repurchase Agreement	7.4
Preferred Stock	3.3
Other Assets and Liabilities, net	0.1 (a)
Total	100.0%

Transamerica WMC Emerging Markets

Common Stock	94.3%
Repurchase Agreement	5.1
Convertible Preferred Stock	0.5
Warrant	0.1
Other Assets and Liabilities, net	0.0 (a)
Total	100.0%

(a) The Other Assets and Liabilities, net category may include, but is not limited to, Forward Currencies contracts, Futures contracts, Swap Agreements, Written options and swaptions, and Securities Sold Short.

(*) Amount rounds to less than 0.05% or (0.05)%.

Transamerica AllianceBernstein International Value

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.5%)
Australia (5.9%)
Amcor, Ltd.	328,200	$1,143
Australia & New Zealand Banking Group, Ltd.	263,700	3,047
BHP Billiton, Ltd.	48,900	1,182
Commonwealth Bank of Australia	79,200	2,021
Lend Lease Corp., Ltd.	202,400	1,062
Macquarie Group, Ltd.	46,900	1,141
National Australia Bank, Ltd.	144,221	2,162
Qantas Airways, Ltd.	991,701	1,427
Belgium (0.9%)
Delhaize Group	29,800	2,019
Canada (6.8%)
BCE, Inc.	87,500	1,871
Biovail Corp.	48,600	531
Bombardier, Inc. -Class B	483,000	1,530
Brookfield Properties Corp.	122,000	907
Fairfax Financial Holdings, Ltd.	5,000	1,322
Industrial Alliance Insurance and Financial Services, Inc.	35,100	840
Magna International, Inc. -Class A	28,100	965
National Bank of Canada	20,700	757
Nexen, Inc.	92,263	1,757
Petro-Canada	79,600	2,512
Sun Life Financial, Inc.	26,340	616
TELUS Corp. -Class A	47,700	1,109
Toronto-Dominion Bank	13,500	533
Finland (1.1%)
Nokia OYJ	173,600	2,511
France (13.3%)
Arkema SA	30,400	705
BNP Paribas	59,320	3,159
Credit Agricole SA	256,076	3,795
France Telecom SA	136,100	3,038
Lagardere SCA	63,300	2,002
Renault SA	70,800	2,302
Sanofi-Aventis SA	72,200	4,181
Societe Generale	68,600	3,555
Total SA	112,000	5,682
Vallourec SA	12,300	1,357
Germany (13.7%)
Allianz SE	36,600	3,378
BASF SE ‡	95,000	3,591
Bayer AG ‡	50,700	2,523
Deutsche Bank AG	69,100	3,716
Deutsche Lufthansa AG	96,400	1,233
Deutsche Post AG	90,240	1,045
Deutsche Telekom AG	189,900	2,296
E.ON AG	120,100	4,075
Muenchener Rueckversicherungs AG	23,600	3,267
RWE AG	40,540	2,928
Siemens AG	24,000	1,620
Suedzucker AG	54,100	1,050
Italy (3.9%)
ENI SpA	175,700	3,824
Intesa Sanpaolo SpA	552,500	1,782
Telecom Italia SpA	878,300	790
Telecom Italia SpA	1,817,100	2,315
Japan (18.4%)
Canon, Inc.	81,800	2,447
Fujitsu, Ltd.	628,000	2,675
Furukawa Electric Co., Ltd.	281,000	838
Hitachi High-Technologies Corp.	62,700	875
Hitachi, Ltd.	524,000	1,812
Isuzu Motors, Ltd.	591,000	977
JFE Holdings, Inc.	91,400	2,479
KDDI Corp.	277	1,241
Mitsubishi Chemical Holdings Corp.	461,500	1,746
Mitsubishi Corp.	136,700	2,093
Mitsubishi UFJ Financial Group, Inc.	393,200	2,133
Mitsui & Co., Ltd.	196,000	2,063
Namco Bandai Holdings, Inc.	126,000	1,251
Nippon Mining Holdings, Inc.	391,500	1,778
Nippon Telegraph & Telephone Corp.	69,800	2,605
Nissan Motor Co., Ltd.	492,800	2,548
Sharp Corp.	295,000	3,069
Sony Corp.	56,600	1,452
Sumitomo Mitsui Financial Group, Inc.	76,900	2,651
Tokyo Electric Power Co., Inc.	35,300	827
Toshiba Corp.	766,000	2,610
Tosoh Corp.	303,000	694
Luxembourg (0.9%)
ArcelorMittal	85,047	2,025
Netherlands (3.6%)
ING Groep NV	294,000	2,756
Koninklijke Ahold NV	279,060	3,076
Koninklijke Philips Electronics NV	127,680	2,325
New Zealand (0.4%)
Telecom Corp. of New Zealand, Ltd.	544,898	871
Norway (1.3%)
Statoilhydro ASA	158,050	3,004
Spain (1.7%)
Telefonica SA	199,700	3,807
Sweden (3.5%)
Nordea Bank AB	368,280	2,775
Svenska Cellulosa AB -Class B	182,400	1,780
Telefonaktiebolaget LM Ericsson -Class B	210,000	1,853
Volvo AB -Class B	228,450	1,512
Switzerland (3.7%)
Credit Suisse Group AG	102,000	3,986
Novartis AG	115,110	4,377
United Kingdom (18.4%)
Associated British Foods PLC	227,600	2,418
AstraZeneca PLC	58,900	2,078
Aviva PLC	374,801	1,749
Barclays Bank PLC	628,100	2,616
BP PLC	812,800	5,802
Centrica PLC	807,400	2,711
GlaxoSmithKline PLC	314,600	4,882
HSBC Holdings PLC	339,333	2,412
Lloyds TSB Group PLC	1,196,475	1,982
Royal & Sun Alliance Insurance Group PLC	671,216	1,303
Royal Dutch Shell PLC -Class A	276,130	6,419
TUI Travel PLC	406,500	1,523
Vodafone Group PLC	2,691,812	4,966
Total Common Stocks (cost $343,685)		218,046

RIGHTS (0.0%)
Belgium (0.0%)
Fortis Ə	175,832	♦
Total Rights (cost $0)

	Principal
REPURCHASE AGREEMENT (2.9%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $6,379 on 05/01/2009 •	$6,379	6,379
Total Repurchase Agreement (cost $6,379)

Total Investment Securities (cost $350,064) #		224,425
Other Assets and Liabilities, net		(798)

Net Assets		$223,627

The notes to the financial statements are an integral part of this report.

(all amounts in thousands)

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Canadian Dollar	15,403	06/15/2009	12,371	541
Canadian Dollar	(15,403)	06/15/2009	(12,131)	(779)
Canadian Dollar	(16,791)	07/15/2009	(13,518)	(560)
Euro	2,454	06/15/2009	3,219	27
Euro	(2,454)	06/15/2009	(3,097)	(149)
Pound Sterling	4,146	06/15/2009	6,064	69
Pound Sterling	(4,146)	06/15/2009	(5,903)	(230)
Pound Sterling	(4,146)	07/15/2009	(6,064)	(70)
Swedish Krona	24,382	06/15/2009	2,877	154
Swedish Krona	(24,382)	06/15/2009	(2,760)	(272)
Swiss Franc	1,934	06/15/2009	1,660	35
Swiss Franc	(1,934)	06/15/2009	(1,662)	(34)
				$(1,268)

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	15.7%	$35,380
Oil, Gas & Consumable Fuels	13.7	30,778
Diversified Telecommunication Services	8.4	18,702
Pharmaceuticals	8.2	18,572
Insurance	5.6	12,475
Capital Markets	4.0	8,843
Chemicals	3.0	6,736
Wireless Telecommunication Services	2.8	6,207
Automobiles	2.6	5,827
Metals & Mining	2.5	5,686
Multi-Utilities	2.5	5,639
Computers & Peripherals	2.3	5,285
Food & Staples Retailing	2.3	5,095
Electric Utilities	2.2	4,902
Household Durables	2.0	4,521
Communications Equipment	1.9	4,364
Trading Companies & Distributors	1.9	4,156
Industrial Conglomerates	1.7	3,945
Food Products	1.6	3,468
Machinery	1.3	2,869
Diversified Financial Services	1.2	2,756
Electronic Equipment & Instruments	1.2	2,687
Airlines	1.1	2,660
Office Electronics	1.1	2,447
Media	0.9	2,002
Real Estate Management & Development	0.9	1,969
Paper & Forest Products	0.8	1,780
Aerospace & Defense	0.7	1,530
Hotels, Restaurants & Leisure	0.7	1,523
Leisure Equipment & Products	0.6	1,251
Containers & Packaging	0.5	1,143
Air Freight & Logistics	0.5	1,045
Auto Components	0.4	965
Electrical Equipment	0.4	838
Investment Securities, at Value	97.2	218,046
Short-Term Investments	2.8	6,379
Total Investments	100.0%	$224,425

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
♦	Value is less than $1.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 3.71%, a maturity date of 04/01/2035, and with a market value plus accrued interest of $6,506.
Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Trust’s Board of Trustees.
#

Aggregate cost for federal income tax purposes is $350,064. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,292 and $129,931, respectively. Net unrealized depreciation for tax purposes is $125,639.

DEFINITION:

PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities					Other Financial Instruments*
Level 1	Level 2	Level 3		Total Investments in Securities	Level 1	Level 2	Level 3
$218,046	$6,379	$	♦	$224,425	$(1,268)	$—	$—

* Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Beginning Balance at 10/31/2008		Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 04/30/2009
$	♦	$—	$—	$—	$—	$—	$	♦

The notes to the financial statements are an integral part of this report.

Transamerica BlackRock Global Allocation

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Principal		Value
U.S. GOVERNMENT OBLIGATIONS (12.7%)
United States (12.7%)
U.S. Treasury Inflation Indexed Bond
2.38%, 01/15/2027	$1,718		$1,696
U.S. Treasury Inflation Indexed Note
0.88%, 04/15/2010	3,903		3,870
1.63%, 01/15/2018	1,500		1,492
2.00%, 04/15/2012 - 01/15/2016	9,057		9,218
2.38%, 04/15/2011 £	6,069		6,196
2.38%, 01/15/2017	263		275
2.50%, 07/15/2016	7,760		8,182
U.S. Treasury Note
1.75%, 01/31/2014	1,002		993
2.13%, 01/31/2010	1,390		1,408
2.63%, 02/29/2016	1,530		1,530
2.75%, 02/15/2019	3,145		3,046
2.88%, 06/30/2010	2,797		2,872
4.63%, 07/31/2009	2,130		2,154
4.88%, 05/31/2011	5,650		6,107
Total U.S. Government Obligations (cost $47,900)			49,039

FOREIGN GOVERNMENT OBLIGATIONS (9.7%)
Australia (0.2%)
Australian Government
5.75%, 06/15/2011	AUD	1,145	876
Brazil (1.2%)
Brazil Notas Do Tesouro Nacional
10.00%, 01/01/2017	BRL	11,635	4,736
Canada (0.3%)
Canadian Government Bond
4.00%, 09/01/2010 - 06/01/2016	CAD	1,165	1,042
France (0.1%)
Caisse D’amortissement de La Dette Sociale
3.25%, 04/25/2013	EUR	400	539
Germany (3.9%)
Bundesrepublik Deutschland
4.25%, 07/04/2017	EUR	2,150	3,084
Bundesschatzanweisungen
4.75%, 06/11/2010	EUR	1,914	2,633
Deutsche Bundesrepublik, TIPS
1.50%, 04/15/2016	EUR	3,827	5,115
Federal Republic of Germany
4.00%, 07/04/2016	EUR	2,750	3,888
Japan (1.9%)
Japanese Government Bond
0.70%, 09/15/2010	JPY	94,450	963
Japanese Government CPI Linked Bond, TIPS
0.80%, 09/10/2015 - 03/10/2016	JPY	584,818	5,192
1.00%, 06/10/2016	JPY	40,280	358
1.40%, 06/10/2018	JPY	84,660	752
Malaysia (0.5%)
Malaysian Government Bond
3.76%, 04/28/2011	MYR	3,400	979
3.87%, 04/13/2010	MYR	2,850	814
Netherlands (0.4%)
Kingdom of the Netherlands
3.75%, 07/15/2014	EUR	1,200	1,663
New Zealand (0.1%)
New Zealand Government, TIPS
4.50%, 02/15/2016	NZD	400	327
Poland (0.2%)
Republic of Poland, TIPS
3.00%, 08/24/2016	PLN	3,237	882
United Kingdom (0.9%)
United Kingdom
4.25%, 03/07/2011	GBP	2,335	3,656
Total Foreign Government Obligations (cost $39,946)			37,499

ASSET-BACKED SECURITY (0.0%)
Cayman Islands (0.0%)
Latitude CLO, Ltd.
Series 2005-1I, Class SUB
0.01%, 12/15/2017	$200		2
Total Asset-Backed Security (cost $177)

CORPORATE DEBT SECURITIES (4.4%)
Bermuda (0.3%)
Gome Electrical Appliances Holdings, Ltd.
Zero Coupon, 05/18/2014	CNY	8,100	868
Noble Group, Ltd.
8.50%, 05/30/2013 -144A	$375		321
Brazil (0.0%)
Cosan Finance, Ltd.
7.00%, 02/01/2017 -144A	90		68
Canada (0.1%)
Rogers Communications, Inc.
7.63%, 12/15/2011	CAD	500	450
Sino-Forest Corp.
9.13%, 08/17/2011 Reg S	$50		47
Cayman Islands (0.5%)
Chaoda Modern Agriculture Holdings, Ltd.
7.75%, 02/08/2010 Reg S	300		258
China Milk Products Group, Ltd.
Zero Coupon, 01/05/2012	600		586
Hutchison Whampoa International, Ltd.
6.25%, 11/24/2014 Reg S	200		205
5.45%, 11/24/2010 Reg S	300		310
Hutchison Whampoa, Ltd.
7.63%, 04/09/2019 -144A	400		393
Ireland (0.4%)
TransCapitalInvest, Ltd.
5.67%, 03/05/2014 Reg S	100		79
6.10%, 06/27/2012 -144A	100		89
8.70%, 08/07/2018 -144A	200		176
VIP Finance Ireland, Ltd.
8.38%, 04/30/2013 -144A	462		371
9.13%, 04/30/2018 -144A	1,338		953
Korea, Republic of (0.0%)
Korea Electric Power Corp.
5.13%, 04/23/2034 Reg S	51		44
Luxembourg (1.0%)
Evraz Group SA
8.25%, 11/10/2015 Reg S	100		62
8.88%, 04/24/2013 -144A	300		206
9.50%, 04/24/2018 -144A	425		262
GAZ Capital SA
5.14%, 03/22/2017 Reg S	EUR	168	154
5.36%, 10/31/2014	EUR	125	128
5.44%, 11/02/2017 Reg S	EUR	142	131

The notes to the financial statements are an integral part of this report.

	Principal		Value
Luxembourg (continued)
5.88%, 06/01/2015 Reg S	EUR	109	$113
6.61%, 02/13/2018	EUR	646	632
8.63%, 04/28/2034 Reg S	$231		211
Gazprom International SA
7.20%, 02/01/2020 Reg S	408		368
Novorossiysk Port Capital SA
7.00%, 05/17/2012	100		83
TNK-BP Finance SA
6.13%, 03/20/2012 -144A	100		85
6.63%, 03/20/2017 -144A	852		571
7.50%, 03/13/2013 -144A	100		83
7.50%, 07/18/2016 -144A	200		147
7.88%, 03/13/2018 -144A	977		693
UBS Luxembourg SA
8.25%, 05/23/2016 Reg S	300		212
Malaysia (0.4%)
Johor Corp.
1.00%, 07/31/2009 §	MYR	1,925	643
1.00%, 07/31/2012 §	MYR	2,896	757
Netherlands (0.3%)
Kazmunaigaz Finance Sub BV
9.13%, 07/02/2018 -144A	$1,404		1,214
Supranational (0.1%)
European Investment Bank
3.63%, 10/15/2011	EUR	296	407
United Arab Emirates (0.4%)
Abu Dhabi National Energy Co.
6.50%, 10/27/2036 Reg S	$100		76
Nakheel Development, Ltd.
3.17%, 12/14/2009	1,678		1,405
United States (0.8%)
Advanced Micro Devices, Inc.
7.75%, 11/01/2012	19		11
Citigroup Capital XXI
8.30%, 12/21/2057 ■	262		159
General Electric Capital Corp.
0.60%, 01/15/2010*	JPY	204,000	1,996
Pemex Project Funding Master Trust
5.50%, 02/24/2025 Reg S	EUR	860	825
Virgin Islands, British (0.1%)
Citic Resources Finance, Ltd.
6.75%, 05/15/2014 -144A	$331		266
Total Corporate Debt Securities (cost $17,972)			17,118

STRUCTURED NOTES DEBT (0.0%)
United States (0.0%)
Preferred Term Securities XXIV Note
03/22/2037 § ±	350		♦
Preferred Term Securities XXV Note
03/22/2037 § ±	175		♦
Preferred Term Securities XXVI, Ltd.
09/22/2037 -144A § ±	190		♦
Preferred Term Securities XXVII, Ltd.
12/22/2037 Ə § ±	200		♦
Total Structure Notes Debt (cost $516)			♦

	Shares
CONVERTIBLE PREFERRED STOCKS (0.5%)
Bermuda (0.0%)
Bunge, Ltd., 4.88% ▲	1,390		95
Cayman Islands (0.0%)
XL Capital, Ltd., 10.75% ▲	4,470		77
Japan (0.2%)
Mizuho Financial Group, Inc. 2.00% ▲ ±	JPY	105,000	656
United States (0.3%)
El Paso Corp., 4.99% ▲	689		430
Freeport-McMoRan Copper & Gold, Inc., 5.50% ▲	712		660
Mylan, Inc., 6.50% ▲	87		74
NRG Energy, Inc., 4.00% ▲	147		132
Total Convertible Preferred Stocks (cost $1,804)			2,124

PREFERRED STOCKS (0.1%)
Brazil (0.1%)
All America Latina Logistica SA 0.77% ▲	BRL	14,000	72
Cia Brasileira de Distribuicao Grupo Pao de Acucar 0.68% ▲	BRL	20,463	329
France (0.0%)
Michelin France ‡	EUR	1,513	163
Total Preferred Stocks (cost $745)			564

COMMON STOCKS (50.3%)
Australia (0.3%)
BHP Billiton, Ltd.	15,600		377
Macquarie Airports	15,100		20
Newcrest Mining, Ltd.	11,170		243
Transurban Group ‡	57,975		188
Woodside Petroleum, Ltd.	12,200		340
Austria (0.0%)
Telekom Austria AG	10,900		144
Belgium (0.1%)
RHJ International -144A ‡	17,100		81
RHJ International ‡	67,000		317
Bermuda (0.7%)
Accenture, Ltd. -Class A	300		9
Arch Capital Group, Ltd. ‡	4,600		266
Axis Capital Holdings, Ltd.	400		10
Bunge, Ltd.	2,311		111
Cheung Kong Infrastructure Holdings, Ltd.	77,900		302
Covidien, Ltd.	6,525		215
Endurance Specialty Holdings, Ltd.	16,200		423
Everest RE Group, Ltd.	2,700		202
Frontline, Ltd.	400		8
IPC Holdings, Ltd.	10,000		260
Katanga Mining, Ltd. ‡	52,700		17
Nabors Industries, Ltd. ‡	4,950		75
Noble Group, Ltd.	107,869		95
PartnerRe, Ltd.	2,800		191
Platinum Underwriters Holdings, Ltd.	6,000		173
RenaissanceRe Holdings, Ltd.	6,000		292
Tyco Electronics, Ltd.	6,525		114
Brazil (1.3%)
Cia Energetica de Minas Gerais ADR	7,094		107
Petroleo Brasileiro SA -Class A ADR	145,800		4,073
SIC Agricola SA	46,300		315
VIVO Participacoes SA ADR	33,900		541

The notes to the financial statements are an integral part of this report.

	Shares	Value
Canada (2.6%)
Alamos Gold, Inc. ‡	40,300	$312
Barrick Gold Corp.	30,995	902
BCE, Inc.	600	13
Canadian Natural Resources, Ltd.	8,100	374
Canadian Pacific Railway, Ltd.	20,600	738
Eldorado Gold Corp. ‡	73,100	581
EnCana Corp.	300	14
Goldcorp, Inc.	55,800	1,535
Golden Star Resources, Ltd. ‡	23,800	32
Iamgold Corp.	111,000	887
Kinross Gold Corp.	134,821	2,078
New Gold, Inc. ‡	8,200	15
Nexen, Inc.	800	15
Nortel Networks Corp. ‡	9,000	2
Petro-Canada	6,400	202
Rogers Communications, Inc. -Class B	28,400	698
Sino-Forest Corp. -Class A ‡	16,800	147
Sun Life Financial, Inc.	200	5
Talisman Energy, Inc.	5,200	65
TELUS Corp. ‡	5,300	129
Viterra, Inc. ‡	16,000	117
Yamana Gold, Inc.	160,400	1,258
Cayman Islands (0.4%)
Chaoda Modern Agriculture Holdings, Ltd.	765,414	439
Seagate Technology, Inc.	800	7
Tianjin Port Development Holdings, Ltd.	608,300	154
XL Capital, Ltd. -Class A	83,700	795
China (0.4%)
China Communications Services Corp., Ltd. -Class H ‡	9,300	6
China Life Insurance Co., Ltd.ADR	4,333	229
China Shenhua Energy Co., Ltd. -Class H ‡	218,000	611
China South Locomotive And Rolling Stock Corp. ‡	143,900	65
Guangshen Railway Co., Ltd.	593,200	268
Huaneng Power International, Inc. -Class H ‡	60,000	41
Jiangsu Expressway Co., Ltd. -Class H	71,400	51
Ping An Insurance Group Co. of China, Ltd. -Class H	26,800	168
Xiamen International Port Co., Ltd. -Class H	593,500	93
Cyprus (0.0%)
AFI Development PLC GDR	47,100	61
Egypt (0.1%)
Telecom Egypt	167,430	471
Finland (0.2%)
Fortum OYJ	8,978	183
Nokia OYJADR	32,700	462
Nokia OYJ	9,817	142
France (0.8%)
Bouygues SA	4,646	200
Cie Generale D’optique Essilor International SA	13,500	585
France Telecom SA	35,600	795
Sanofi-Aventis SA	5,180	300
Sanofi-Aventis SA ADR	700	20
Schneider Electric SA ‡	2,241	172
Thales SA	4,300	179
Total SA	13,708	695
Vivendi	12,300	333
Germany (0.3%)
Allianz SE	2,216	204
BASF SE ‡	3,621	137
Bayer AG ‡	5,171	257
Bayer AG ADR ‡	300	15
Bayerische Motoren Werke AG	3,100	108
Deutsche Telekom AG	9,043	109
E.ON AG	8,720	296
GEA Group AG	11,196	148
Guernsey, C.I. (0.0%)
Amdocs, Ltd. ‡	1,000	21
Hong Kong (1.1%)
Beijing Enterprises Holdings, Ltd.	336,689	1,477
Cheung Kong Holdings, Ltd.	28,500	297
China Mobile, Ltd.	55,700	484
Denway Motors, Ltd.	262,000	110
Hutchison Whampoa, Ltd.	65,800	391
Link REIT	285,600	557
Shanghai Industrial Holdings, Ltd.	19,300	66
Tianjin Development Holdings	1,219,800	508
Wharf Holdings, Ltd.	87,425	290
India (0.7%)
Bharat Heavy Electricals, Ltd.	15,900	533
Container Corp. of India	5,200	79
Hindustan Unilever, Ltd.	39,200	185
Housing Development Finance Corp.	5,000	174
Larsen & Toubro, Ltd.	11,000	195
Reliance Industries, Ltd.	30,600	1,117
State Bank of India, Ltd.	14,500	378
Indonesia (0.0%)
Bumi Resources	654,201	91
Israel (0.1%)
Check Point Software Technologies ‡	1,200	27
Ectel, Ltd. ‡	4,795	3
Teva Pharmaceutical Industries, Ltd. ADR	5,523	243
Italy (0.1%)
ENI SpA	13,651	297
Finmeccanica SpA	7,323	104
Japan (7.7%)
AIOI Insurance Co., Ltd.	203,000	889
Astellas Pharma, Inc.	33,000	1,074
Canon, Inc.	23,800	712
Coca-Cola Central Japan Co., Ltd.	10,000	122
Coca-Cola West Co., Ltd.	27,571	454
Daikin Industries, Ltd.	7,500	202
Daiwa House Industry Co., Ltd.	30,700	267
East Japan Railway Co.	15,391	867
Fanuc, Ltd.	500	36
Futaba Industrial Co., Ltd.	31,900	143
Hitachi Chemical Co., Ltd.	17,000	227
Hokkaido Coca-Cola Bottling Co., Ltd.	9,000	43
Honda Motor Co., Ltd.	13,700	395
Hoya Corp.	35,000	602
JGC Corp.	37,000	483
KDDI Corp.	224	1,004

The notes to the financial statements are an integral part of this report.

	Shares	Value
Japan (continued)
Kinden Corp.	29,000	$241
Kirin Holdings Co., Ltd.	47,900	526
Kubota Corp.	110,800	661
Kyowa Hakko Kirin Co., Ltd.	26,000	229
Mikuni Coca-Cola Bottling Co., Ltd.	21,800	167
Mitsubishi Corp.	98,700	1,511
Mitsubishi Rayon Co., Ltd.	34,300	71
Mitsubishi Tanabe Pharma Corp.	16,000	152
Mitsui & Co., Ltd.	102,600	1,080
Mitsui Sumitomo Insurance Group Holdings, Inc.	26,600	722
Murata Manufacturing Co., Ltd.	10,500	423
NGK Insulators, Ltd.	12,800	194
Nintendo Co., Ltd.	1,100	293
Nippon Sheet Glass Co., Ltd.	3,000	8
Nippon Telegraph & Telephone Corp.	12,000	448
Nipponkoa Insurance Co., Ltd.	125,900	682
NTT DoCoMo, Inc.	1,046	1,453
NTT Urban Development Corp.	160	129
Okumura Corp.	82,400	308
Panasonic Corp.	40,000	580
Rinnai Corp.	5,500	191
ROHM Co., Ltd.	1,800	110
Sekisui House, Ltd.	80,000	687
Seven & I Holdings Co., Ltd.	41,600	939
Shimachu Co., Ltd.	4,700	82
Shin-Etsu Chemical Co., Ltd.	23,000	1,110
Shionogi & Co., Ltd.	15,400	265
Sony Corp. ADR	600	16
Sumitomo Chemical Co., Ltd.	397,000	1,551
Sumitomo Mitsui Financial Group, Inc.	12,500	431
Suzuki Motor Corp.	49,100	918
Tadano, Ltd.	9,000	39
Takeda Pharmaceutical Co., Ltd.	34,600	1,227
Terumo Corp.	3,400	128
Toda Corp.	61,000	199
Toho Co., Ltd.	21,000	278
Tokio Marine Holdings, Inc.	60,700	1,596
Tokyo Gas Co., Ltd.	164,000	622
Toyota Industries Corp.	23,300	618
Toyota Motor Corp.	10,000	390
UBE Industries, Ltd.	140,900	264
West Japan Railway Co.	75	230
Jersey, C.I. (0.0%)
WPP PLC	19,331	133
Kazakhstan (0.3%)
Kazmunaigas Exploration Production GDR	56,800	1,009
Korea, Republic of (0.9%)
Cheil Industries, Inc.	3,500	125
Korean Reinsurance Co.	5,174	48
KT Corp.ADR	33,000	473
KT&G Corp.	10,300	567
LS Cable, Ltd.	5,200	409
Meritz Fire & Marine Insurance Co., Ltd.	5,363	24
Paradise Co., Ltd.	34,339	88
POSCO	700	217
POSCO ADR	3,700	284
Samsung Electronics Co., Ltd.	1,350	624
Samsung Fine Chemicals Co., Ltd.	8,400	330
SK Telecom Co., Ltd.	1,400	200
Luxembourg (0.1%)
ArcelorMittal	8,231	196
Malaysia (0.3%)
Axiata Group BHD ‡	193,500	120
British American Tobacco PLC	18,300	229
IOI Corp. BHD	298,030	360
Plus Expressways BHD	57,000	53
Resorts World BHD	119,294	81
Telekom Malaysia BHD	86,000	92
Tenaga Nasional BHD	149,657	309
Mexico (0.1%)
America Movil SAB de CV -Series L ADR	10,800	354
Fomento Economico Mexicano SAB de CV ADR	5,600	159
Netherlands (0.1%)
Koninklijke KPN NV	25,555	307
Koninklijke Philips Electronics NV -Class Y	1,200	22
Unilever NV	5,700	113
Netherlands Antilles (0.2%)
Schlumberger, Ltd.	14,100	691
Norway (0.1%)
Statoilhydro ASA	17,600	335
Panama (0.0%)
McDermott International, Inc. ‡	11,900	192
Philippines (0.0%)
First Gen Corp. ‡	12,000	5
Russian Federation (0.9%)
Gazprom OAO ADR	67,200	1,202
Kuzbassrazrezugol ‡	820,060	82
MMC Norilsk NickelADR	25,834	215
Novorossiysk Commercial Sea Port GDR	83,400	521
Polyus Gold Co.ADR	19,700	444
Rushydro ‡	25,890,300	717
Sberbank	319,400	267
SurgutneftegazADR ‡	22,700	162
Uralkali GDR	1,400	17
Singapore (0.6%)
Capitaland, Ltd.	73,650	137
Fraser and Neave, Ltd.	139,800	247
Keppel Corp., Ltd.	143,100	579
MobileOne, Ltd.	195,030	194
Oversea-Chinese Banking Corp.	63,000	250
Parkway Holdings, Ltd.	214,620	175
Parkway Life REIT ‡	11,732	6
SembCorp Marine, Ltd.	75,100	107
Singapore Press Holdings, Ltd.	71,000	139
Singapore Telecommunications, Ltd.	376,450	651
South Africa (0.1%)
Anglo Platinum, Ltd.	1,300	70
Gold Fields, Ltd. ADR	9,300	96
Impala Platinum Holdings, Ltd.	4,900	95
Sasol, Ltd.	3,200	98

The notes to the financial statements are an integral part of this report.

	Shares	Value
Spain (0.2%)
Iberdrola Renovables SA ‡	29,300	$120
Telefonica SA ADR	4,000	225
Telefonica SA	26,698	509
Sweden (0.0%)
Telefonaktiebolaget LM Ericsson ADR	2,000	17
Switzerland (1.3%)
ACE, Ltd.	31,700	1,467
Credit Suisse Group AG	7,180	281
Foster Wheeler AG ‡	17,964	387
Nestle SA	32,748	1,072
Noble Corp.	700	19
Novartis AG	6,388	243
Roche Holding AG	2,801	355
Transocean, Ltd. ‡	4,313	291
Tyco International, Ltd.	5,525	131
Weatherford International, Ltd. ‡	9,600	160
Zurich Financial Services AG	2,519	473
Taiwan (0.7%)
Asustek Computer, Inc.	61,000	81
Chunghwa Telecom Co., Ltd.	156,397	298
Chunghwa Telecom Co., Ltd. ADR	34,125	645
Delta Electronics, Inc.	207,335	453
Hon Hai Precision Industry Co., Ltd.	79,350	229
Taiwan Cement Corp.	456,960	437
Taiwan Semiconductor Manufacturing Co., Ltd.	324,347	541
Thailand (0.2%)
Hana Microelectronics PCL	173,200	59
PTT PCL	54,600	279
Siam Commercial Bank PCL	198,500	329
United Kingdom (1.8%)
Anglo American PLC	10,943	240
AstraZeneca PLC ADR	400	14
BAE Systems PLC	48,545	257
BP PLC	92,211	658
BP PLC ADR	23,700	1,007
British American Tobacco PLC	14,125	342
Cadbury PLC ADR	15,424	464
Diageo PLC ADR	26,400	1,263
GlaxoSmithKline PLC	21,262	330
Guinness Peat Group PLC	420,995	179
National Grid PLC	12,559	105
Premier Foods PLC	65,250	35
Royal Dutch Shell PLC -Class B	17,717	408
Royal Dutch Shell PLC -Class A ADR	4,200	192
Unilever PLC ADR	6,700	130
Unilever PLC	13,386	263
Vodafone Group PLC ADR	21,061	386
Vodafone Group PLC	420,122	775
United States (25.5%)
3Com Corp. ‡	114,800	465
3M Co.	11,600	668
Abbott Laboratories	23,100	967
Aetna, Inc.	31,450	692
Affiliated Computer Services, Inc. -Class A ‡	500	24
AGCO Corp. ‡	400	10
Alliance Resource Partners, LP	6,600	217
Allstate Corp.	5,300	124
Altria Group, Inc.	28,600	467
American Commercial Lines, Inc. ‡	40,900	204
AmerisourceBergen Corp. -Class A	4,000	135
Amgen, Inc. ‡	600	29
Anadarko Petroleum Corp.	11,300	487
Apache Corp.	7,300	532
Apple, Inc. ‡	6,500	818
Archer-Daniels-Midland Co.	700	17
Ascent Media Corp. ‡	50	1
AT&T, Inc.	136,230	3,491
Autodesk, Inc. ‡	900	18
Autoliv, Inc.	400	9
Avnet, Inc. ‡	500	11
Avon Products, Inc.	9,000	205
Bank of America Corp.	40,300	360
Bank of New York Mellon Corp.	69,481	1,770
Baxter International, Inc.	4,200	204
Big Lots, Inc. ‡	800	22
BMC Software, Inc. ‡	500	17
Boeing Co.	28,400	1,137
Boston Scientific Corp. ‡	14,200	119
Bristol-Myers Squibb Co.	189,900	3,647
Burlington Northern Santa Fe Corp.	24,400	1,647
CA, Inc.	49,100	847
CenturyTel, Inc.	700	19
CF Industries Holdings, Inc.	300	22
Chevron Corp.	41,300	2,731
Chubb Corp.	12,700	495
Cigna Corp.	35,200	694
Circuit City Stores, Inc. ‡	12,400	♦
Cisco Systems, Inc. ‡	59,500	1,150
CMS Energy Corp.	13,300	160
CNA Financial Corp.	400	5
CNX Gas Corp. ‡	7,000	180
Coca-Cola Co.	10,800	464
Comcast Corp. -Class A	95,650	1,480
Complete Production Services, Inc. ‡	21,400	143
Computer Sciences Corp. ‡	700	26
Comverse Technology, Inc. ‡	45,500	325
ConAgra Foods, Inc.	9,100	161
ConocoPhillips	30,200	1,238
Consol Energy, Inc.	43,800	1,370
Constellation Brands, Inc. -Class A ‡	8,200	95
Corning, Inc.	90,700	1,326
Crown Holdings, Inc. ‡	12,200	269
CVS Caremark Corp.	13,900	442
DaVita, Inc. ‡	5,900	274
Dell, Inc. ‡	1,300	15
Devon Energy Corp.	11,500	596
Discover Financial Services	100	1
Discovery Communications, Inc. ‡	1,000	18
Dish Network Corp. -Class A ‡	8,700	115
Dover Corp.	600	18
Dow Chemical Co.	30,700	491
Dr. Pepper Snapple Group, Inc. ‡	11,568	240
Dynegy, Inc. -Class A ‡	2,300	4
E.I. duPont de Nemours & Co.	21,300	594
El Paso Corp.	110,834	765
Electronic Arts, Inc. ‡	4,000	81

The notes to the financial statements are an integral part of this report.

	Shares	Value
United States (continued)
Eli Lilly & Co.	15,000	$494
Embarq Corp.	2,065	75
EMC Corp. ‡	1,500	19
Endo Pharmaceuticals Holdings, Inc. ‡	3,900	65
Ensco International, Inc.	2,400	68
Entergy Corp.	7,400	479
Exelon Corp.	10,200	471
Extreme Networks ‡	1,089	2
Exxon Mobil Corp.	55,200	3,681
Fairpoint Communications, Inc.	1,074	1
Family Dollar Stores, Inc.	600	20
Fidelity National Financial, Inc. -Class A	40,100	726
Fluor Corp.	500	19
FMC Corp.	1,800	88
Forest Laboratories, Inc. ‡	5,700	124
Foundation Coal Holdings, Inc.	35,100	570
FPL Group, Inc.	17,700	952
Gap, Inc.	1,500	23
General Communication, Inc. -Class A ‡	10,600	81
General Dynamics Corp.	1,600	83
General Electric Co.	89,620	1,134
Global Industries, Ltd. ‡	76,900	498
Goodrich Corp.	500	22
Google, Inc. -Class A ‡	3,540	1,402
Halliburton Co.	17,380	351
Hanesbrands, Inc. ‡	862	14
Hasbro, Inc.	600	16
Healthsouth Corp. ‡	8,420	79
Hess Corp.	8,000	438
Hewitt Associates, Inc. -Class A ‡	600	19
Hewlett-Packard Co.	20,700	745
HJ Heinz Co.	7,900	272
Hologic, Inc. ‡	55,200	820
Honeywell International, Inc.	300	9
Humana, Inc. ‡	24,800	714
International Business Machines Corp.	14,500	1,496
International Game Technology	25,500	315
International Paper Co.	31,100	394
JDS Uniphase Corp. ‡	4,925	23
Johnson & Johnson	57,200	2,995
JPMorgan Chase & Co.	50,800	1,676
KBR, Inc.	9,975	156
Key Energy Services, Inc. ‡	10,700	47
King Pharmaceuticals, Inc. ‡	5,800	46
Kraft Foods, Inc. -Class A	41,903	980
Kroger Co.	700	15
L-3 Communications Corp.	200	15
Lexmark International, Inc. -Class A ‡	13,900	273
Liberty Media Corp. -Class A ‡	782	4
Life Technologies Corp. ‡	5,601	209
Lockheed Martin Corp.	7,300	573
Loews Corp.	400	10
LSI Corp. ‡	3,668	14
Macqarie Infrastructure Co.	12,300	31
Manpower, Inc.	200	9
Marathon Oil Corp.	31,700	941
Marsh & McLennan Cos., Inc.	1,500	32
Mattel, Inc.	25,700	384
McDonald’s Corp.	12,200	650
McGraw-Hill Cos., Inc.	800	24
McKesson Corp.	7,200	266
Mead Johnson Nutrition Co. -Class A ‡	9,000	254
Medco Health Solutions, Inc. ‡	8,700	379
Medtronic, Inc.	37,600	1,204
Merck & Co., Inc.	41,600	1,008
MetLife, Inc.	8,400	250
Mettler-Toledo International, Inc. ‡	1,950	120
Microsoft Corp.	207,100	4,197
Motorola, Inc.	68,800	380
Murphy Oil Corp.	5,700	272
Mylan, Inc. ‡	24,173	320
National Oilwell Varco, Inc. ‡	15,921	482
Netapp, Inc. ‡	1,100	20
Newmont Mining Corp.	38,200	1,537
News Corp. -Class A	35,900	297
Noble Energy, Inc.	300	17
Northern Trust Corp.	23,100	1,256
Northrop Grumman Corp.	200	10
Novell, Inc. ‡	12,000	45
Novellus Systems, Inc. ‡	600	11
Occidental Petroleum Corp.	14,300	805
Oracle Corp.	11,300	219
Pall Corp.	1,800	47
Panera Bread Co. -Class A ‡	4,000	224
Parker Hannifin Corp.	300	14
Pepsi Bottling Group, Inc.	500	16
PepsiAmericas, Inc.	3,700	91
PerkinElmer, Inc.	7,300	106
Perrigo Co.	4,800	124
Pfizer, Inc.	142,700	1,906
Pharmerica Corp. ‡	383	7
Philip Morris International, Inc.	19,400	703
Pitney Bowes, Inc.	800	20
Plains Exploration & Production Co. ‡	500	9
Polycom, Inc. ‡	39,900	744
PPL Corp.	10,200	305
Praxair, Inc.	1,600	119
Precision Castparts Corp.	5,700	427
Procter & Gamble Co.	42,100	2,081
Progressive Corp. ‡	16,700	255
Qualcomm, Inc.	16,300	690
Quest Diagnostics, Inc.	500	26
Qwest Communications International, Inc.	149,500	582
Ralcorp Holdings, Inc. ‡	1,210	69
Raytheon Co.	200	9
Reynolds American, Inc.	400	15
Ross Stores, Inc.	700	27
Ryder System, Inc.	700	19
Safeway, Inc.	800	16
SAIC, Inc. ‡	1,400	25
Sara Lee Corp.	49,700	414
Schering-Plough Corp.	46,100	1,061
Smith International, Inc.	4,000	103
Southern Co.	3,900	113
Spirit Aerosystems Holdings, Inc. -Class A ‡	41,200	525
Sprint Nextel Corp. ‡	66,800	291

The notes to the financial statements are an integral part of this report.

		Shares	Value
United States (continued)
St. Joe Co. ‡		18,600	$463
Stone Energy Corp. ‡		4,100	18
Sun Microsystems, Inc. ‡		23,450	215
Sunoco, Inc.		200	5
Supervalu, Inc.		3,272	53
Synopsys, Inc. ‡		600	13
Tellabs, Inc. ‡		4,100	21
Thermo Fisher Scientific, Inc. ‡		8,200	288
Time Warner Cable, Inc. -Class A		2,058	66
Time Warner, Inc.		8,200	179
Travelers Cos., Inc.		23,300	958
Unifi, Inc. ‡		26,800	24
Union Pacific Corp.		29,300	1,440
United Technologies Corp.		3,800	186
UnitedHealth Group, Inc.		40,800	959
US Bancorp		43,700	796
Valero Energy Corp.		900	18
Verizon Communications, Inc.		79,400	2,410
Viacom, Inc. -Class B ‡		32,600	627
Wabco Holdings, Inc.		100	2
Wal-Mart Stores, Inc.		3,100	156
Waters Corp. ‡		8,000	353
WellPoint, Inc. ‡		21,750	929
Wells Fargo & Co.		24,600	492
Western Digital Corp. ‡		900	21
Western Union Co.		1,500	25
Windstream Corp.		10,122	84
Wyeth		28,700	1,217
Xerox Corp.		80,500	492
Xilinx, Inc.		1,000	20
XTO Energy, Inc.		6,400	222
Total Common Stocks (cost $253,039)			194,650

INVESTMENT COMPANIES (2.9%)
Cayman Islands (0.0%)
Dragon Capital - Vietnam Enterprise Investments, Ltd.		51,468	119
United States (2.8%)
Consumer Staples Select Sector SPDR Fund		25,400	559
Health Care Select Sector SPDR Fund		25,500	617
iShares Dow Jones US Telecommunications Sector Index Fund		17,900	308
iShares Silver Trust		82,700	1,009
SPDR Gold Trust		81,600	7,121
SPDR Trust		4,100	67
Telecom Holdrs Trust		4,600	106
Utilities Select Sector SPDR Fund		40,600	1,050
Vanguard Telecommunication Services ETF		500	24
Vietnam (0.1%)
Vinaland, Ltd.		436,400	208
Total Investment Companies (cost $11,420)			11,188

		Notional Amount
PURCHASED OPTIONS (0.3%)
Covered Call Options (0.3%)
General Motors Corp.		26	♦
Call Strike $60.00
Expires 01/16/2010
S&P 500 Index		17	1,235
Call Strike $1,325.00
Expires 06/20/2009
S&P 500 Index		2	54
Call Strike $1,000.00
Expires 12/19/2009
Put Options (0.0%)
PACCAR, Inc.		16	22
Put Strike $30.00
Expires 06/20/2009
Total Purchased Options (cost $757)			1,311

		Principal
CONVERTIBLE BONDS (10.3%)
Bermuda (0.3%)
Celestial Nutrifoods, Ltd.
Zero Coupon, 06/12/2011	SGD	1,400	581
Pine Agritech, Ltd.
Zero Coupon, 07/27/2012	CNY	6,500	619
Canada (0.3%)
Addax Petroleum Corp.
3.75%, 05/31/2012	$400		334
Sino-Forest Corp.
5.00%, 08/01/2013-144A		1,125	866
Cayman Islands (1.6%)
Fu Ji Food And Catering Services Holdings, Ltd.
Zero Coupon, 10/18/2010	CNY	2,700	270
NC International
Zero Coupon, 03/15/2011	JPY	20,000	187
Subsea 7, Inc.
Zero Coupon, 06/29/2017	$200		173
2.80%, 06/06/2011		500	383
Transocean, Inc.
1.50%, 12/15/2037		2,288	2,013
1.63%, 12/15/2037		1,025	955
YTL Power Finance Cayman, Ltd.
Zero Coupon, 05/09/2010		600	707
Zeus Cayman
Zero Coupon, 07/08/2013	JPY	124,000	1,144
China (0.2%)
China Petroleum & Chemical Corp.
Zero Coupon, 04/24/2014	HKD	4,390	582
Germany (0.6%)
KFW
3.25%, 06/27/2013	EUR	1,300	1,771
Kreditanstalt Fuer Wiederaufbau
0.50%, 02/03/2010	EUR	510	663
Hong Kong (0.1%)
Brilliance China Finance, Ltd.
Zero Coupon, 06/07/2011	$377		449
Hongkong Land, Ltd.
2.75%, 12/21/2012Reg S		100	97
India (1.0%)
Gujarat NRE Coke, Ltd.
Zero Coupon, 04/12/2011		200	149
Housing Development Finance Corp.
Zero Coupon, 09/27/2010		300	362

The notes to the financial statements are an integral part of this report.

(all amounts in thousands)

(unaudited)

	Principal		Value
India (continued)
Punj Lloyd, Ltd.
Zero Coupon, 04/08/2011	$500		$433
Ranbaxy Laboratories, Ltd.
Zero Coupon, 03/18/2011	327		317
Reliance Communications, Ltd.
Zero Coupon, 05/10/2011	450		443
Zero Coupon, 03/06/2012	1,400		1,217
Suzlon Energy, Ltd.
Zero Coupon, 06/12/2012	325		160
Zero Coupon, 10/11/2012	500		246
Tata Motors, Ltd.
1.00%, 04/27/2011	450		355
Tata Steel, Ltd.
1.00%, 09/05/2012	400		372
Japan (0.3%)
Bank of Kyoto, Ltd.
Zero Coupon, 03/31/2014	JPY	15,000	136
1.90%, 09/30/2009	JPY	37,000	452
Nagoya Railroad Co., Ltd.
Zero Coupon, 03/30/2012	JPY	3,000	31
Suzuki Motor Corp.
Zero Coupon, 03/29/2013	JPY	75,000	731
Jersey, C.I. (0.9%)
Aldar Funding, Ltd.
5.77%, 11/10/2011	$1,000		944
Dana Gas Sukuk, Ltd.
7.50%, 10/31/2012	3,090		1,905
Shire PLC
2.75%, 05/09/2014	900		745
Korea, Republic of (0.1%)
Korea Electric Power Corp.
Zero Coupon, 11/23/2011	JPY	40,000	396
Luxembourg (0.0%)
Acergy SA
2.25%, 10/11/2013	$100		77
Malaysia (1.0%)
Berjaya Land BHD
8.00%, 08/15/2011	MYR	1,240	359
Cherating Capital, Ltd.
2.00%, 07/05/2012 Ђ	$500		503
Feringghi Capital, Ltd.
Zero Coupon, 12/22/2009 Reg S	600		671
IOI Capital BHD
Zero Coupon, 12/18/2011	575		612
IOI Resources Labuan BHD
Zero Coupon, 01/15/2013	650		590
Paka Capital, Ltd.
Zero Coupon, 03/12/2013	200		182
Rafflesia Capital, Ltd.
1.25% *, 10/04/2011 *	1,000		1,051
Netherlands (0.2%)
Heidelberg International Finance BV
0.88%, 02/09/2012	EUR	300	328
Pargesa Netherlands NV
1.75%, 06/15/2014	CHF	475	334
Singapore (0.8%)
Capitaland, Ltd.
2.10%, 11/15/2016	SGD	1,000	558
2.95%, 06/20/2022	SGD	2,000	870
3.13%, 03/12/2018	SGD	1,500	824
Keppel Land, Ltd.
2.50%, 06/23/2013	SGD	400	249
Wilmar International, Ltd.
Zero Coupon, 12/18/2012	$500		492
Taiwan (0.0%)
Shin Kong Financial Holding Co., Ltd.
Zero Coupon, 06/17/2009	20		19
United Arab Emirates (0.1%)
Nakheel Development 2, Ltd.
2.75%, 01/15/2011	880		537
United States (2.8%)
Advanced Micro Devices, Inc.
5.75%, 08/15/2012	907		483
6.00%, 05/01/2015	4,371		1,786
Archer-Daniels-Midland Co.
0.88%, 02/15/2014	650		596
Cell Genesys, Inc.
3.13%, 11/01/2011	70		30
Chesapeake Energy Corp.
2.50%, 05/15/2037	1,036		750
2.75%, 11/15/2035	275		234
General Cable Corp.
1.00%, 10/15/2012	172		131
Greenbrier Cos., Inc.
2.38%, 05/15/2026	250		83
Helix Energy Solutions Group, Inc.
3.25%, 12/15/2025	68		42
Hologic, Inc.
2.00%, 12/15/2037 Ђ	2,441		1,728
Intel Corp.
2.95%, 12/15/2035	296		254
McMoRan Exploration Co.
5.25%, 10/06/2011	370		304
Medtronic, Inc.
1.63%, 04/15/2013	980		883
1.50%, 04/15/2011	225		212
Mylan, Inc.
1.25%, 03/15/2012	1,055		933
NABI Biopharmaceuticals
2.88%, 04/15/2025	80		76
SanDisk Corp.
1.00%, 05/15/2013	1,660		1,071
SBA Communications Corp.
4.00%, 10/01/2014-144A	237		244
Sonosite, Inc.
3.75%, 07/15/2014	201		173
Teva Pharmaceutical Finance LLC
0.25%, 02/01/2024	290		366
Total Convertible Bonds (cost $40,472)			39,823

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (8.6%)
U.S. Treasury Bill
0.05%, 07/02/2009	1,250		1,249
0.06%, 05/28/2009	830		830
0.07%, 05/21/2009	7,000		6,999
0.13%, 06/18/2009	700		700
0.14%, 06/11/2009	3,135		3,134
0.15%, 06/04/2009-09/03/2009	16,250		16,245
0.16%, 05/07/2009	3,975		3,975
0.18%, 07/30/2009	400		400
Total Short-Term U.S. Government Obligations (cost $33,532)			33,532

The notes to the financial statements are an integral part of this report.

	Principal	Value
WARRANTS (0.0%)
Canada (0.0%)
Kinross Gold Corp.
Expiration: 09/03/2013
Exercise Price: $32.00	$9,602	$33
New Gold, Inc.
Expiration: 04/03/2012
Exercise Price: $15.00	41,000	1
Total Warrants (cost $33)		34

REPURCHASE AGREEMENT (0.1%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $255 on 05/01/2009 •	255	255
Total Repurchase Agreement (cost $255)

Total Investment Securities (cost $448,568) #		387,139
Other Assets and Liabilities, net		572

Net Assets		$387,711

	Notional Amount
WRITTEN-OPTIONS (-0.3%) a
Put Options - 0.0%
PACCAR, Inc.	16	(8)
Put Strike $25.00
Expires 06/20/2009
Call Options - (-0.3)%
S&P 500 Index	1	(♦ )
Call Strike $1,525.00
Expires 06/20/2009
Apple, Inc. Δ	7	(291)
Call Strike $85.00
Expires 01/16/2010
Panera Bread Co. Δ	4	(27)
Call Strike $55.00
Expires 08/22/2009
Microsoft Corp. Δ	22	(92)
Call Strike $17.50
Expires 01/16/2010
Hewlett Packard Co. Δ	21	(76)
Call Strike $35.00
Expires 08/22/2009
Polycom, Inc. Δ	10	(24)
Call Strike $20.00
Expires 01/16/2010
Microsoft Corp. Δ	20	(122)
Call Strike $15.00
Expires 01/16/2010
S&P 500 Index	7	(194)
Call Strike $900.00
Expires 06/20/2009
S&P 500 Index	7	(241)
Call Strike $885.00
Expires 06/20/2009
Avon Prods, Inc. Δ	9	(31)
Call Strike $22.50
Expires 01/16/2010
Electronic Arts, Inc. Δ	4	(11)
Call Strike $22.50
Expires 01/16/2010
Total Written Options (Premiums: $682)		(1,117)

The notes to the financial statements are an integral part of this report.

Swap Agreements:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - BUY PROTECTION: (1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Implied Credit Spread at 04/30/2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums	Unrealized (Depreciation)
United Mexican States, 7.50%, 04/08/2033	3.85%	02/20/2014	CBK	3.03	$250	$(11)	$—	$(11)
United Mexican States, 7.50%, 04/08/2033	3.65%	02/20/2014	CBK	3.03	250	(9)	—	(9)
United Mexican States, 7.50%, 04/08/2033	4.90%	03/20/2014	CBK	3.04	250	(22)	—	(22)
						$(42)	$—	$(42)

FUTURES CONTRACTS: €

Description	Contracts Г	Expiration Date	Net Unrealized Appreciation (Depreciation)
90-Day Euro	(1)	09/14/2009	$(10)
DAX Index	3	06/19/2009	78
DJ Euro Stoxx 50 Index	162	06/19/2009	816
FTSE 100 Index	(14)	06/19/2009	(82)
Nikkei 225 Index	43	06/12/2009	793
Russell 2000 Mini Index	10	06/19/2009	70
S&P 500 Index	22	06/18/2009	1,002
			$2,667

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Brazilian Real	3,802	05/04/2009	1,728	$7
Brazilian Real	(3,802)	05/04/2009	(1,738)	4
Brazilian Real	(3,802)	05/15/2009	(1,720)	(9)
Euro	(7,780)	05/14/2009	(10,168)	(123)
Japanese Yen	(300,495)	05/08/2009	(3,055)	7
Japanese Yen	38,572	05/15/2009	400	(9)
Japanese Yen	(293,395)	05/15/2009	(3,040)	64
Mexican Peso	(804)	05/15/2009	(58)	♦
Pound Sterling	1,287	05/08/2009	1,900	3
Pound Sterling	(2,619)	05/08/2009	(3,796)	(79)
Pound Sterling	(5,070)	05/14/2009	(7,427)	(72)
Singapore Dollar	(2,310)	05/08/2009	(1,535)	(26)
South Korean Won	1,543,505	05/04/2009	1,136	67
South Korean Won	(1,543,504)	05/04/2009	(1,167)	(37)
South Korean Won	(1,543,504)	05/15/2009	(1,137)	(69)
Swiss Franc	(1,535)	05/15/2009	(1,335)	(10)
Taiwan Dollar	39,876	05/04/2009	1,183	24
Taiwan Dollar	(39,876)	05/04/2009	(1,185)	(22)
Taiwan Dollar	(20,595)	05/08/2009	(609)	(15)
Taiwan Dollar	6,572	05/15/2009	200	♦
Taiwan Dollar	(39,876)	05/15/2009	(1,183)	(28)
Turkish Lira	888	05/04/2009	555	♦
Turkish Lira	(889)	05/04/2009	(553)	(2)
Turkish Lira	(983)	05/15/2009	(612)	1
				$(324)

The notes to the financial statements are an integral part of this report.

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Bought/Sold	Currency	Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Buy	Euro	719	05/08/2009	$16
Sell	Hungarian Forint	215,341	05/08/2009	(51)
Buy	Euro	1,252	05/08/2009	35
Sell	Swiss Franc	1,892	05/08/2009	(36)
Buy	Japanese Yen	117,493	05/15/2009	(25)
Sell	Euro	931	05/15/2009	(15)
Buy	Japanese Yen	172,758	05/15/2009	(37)
Sell	Euro	1,369	05/15/2009	(23)
				$(136)

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
U.S. Government Obligation	12.7%	$49,039
Foreign Government Obligation	9.8	38,002
Oil, Gas & Consumable Fuels	9.4	35,122
Pharmaceuticals	5.7	21,133
Capital Markets	3.9	14,926
Diversified Financial Services	3.8	14,784
Metals & Mining	3.7	14,520
Diversified Telecommunication Services	3.2	12,270
Insurance	3.1	12,070
Wireless Telecommunication Services	2.6	10,178
Food Products	2.4	9,149
Commercial Banks	1.9	7,028
Energy Equipment & Services	1.8	6,571
Health Care Equipment & Supplies	1.7	6,271
Industrial Conglomerates	1.6	6,118
Software	1.6	5,781
Communications Equipment	1.6	5,749
Real Estate Management & Development	1.5	5,545
Road & Rail	1.4	5,391
Health Care Providers & Services	1.4	5,329
Chemicals	1.2	4,794
Computers & Peripherals	1.2	4,781
Electric Utilities	1.2	4,674
Semiconductors & Semiconductor Equipment	1.1	3,854
Media	0.9	3,690
Beverages	0.9	3,640
Aerospace & Defense	0.9	3,536
Automobiles	0.8	3,101
Trading Companies & Distributors	0.7	3,007
Construction & Engineering	0.7	2,621
Tobacco	0.6	2,323
Household Products	0.5	2,266
Electronic Equipment & Instruments	0.5	2,118
Hotels, Restaurants & Leisure	0.5	1,987
Food & Staples Retailing	0.5	1,950
Machinery	0.4	1,777
Electrical Equipment	0.3	1,651
Household Durables	0.3	1,474
Paper & Forest Products	0.3	1,454
Internet Software & Services	0.3	1,402
Derivative	0.3	1,311
Office Electronics	0.3	1,204

The notes to the financial statements are an integral part of this report.

(all amounts except share amounts in thousands)

(unaudited)

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY (continued):
Transportation Infrastructure	0.2	$1,111
Life Sciences Tools & Services	0.2	1,076
Independent Power Producers & Energy Traders	0.2	1,009
Specialty Retail	0.2	1,000
Auto Components	0.2	935
Gas Utilities	0.2	622
Real Estate Investment Trusts	0.1	563
Thrifts & Mortgage Finance	0.1	536
Personal Products	0.1	459
Construction Materials	0.1	437
Leisure Equipment & Products	0.1	400
Multi-Utilities	0.1	341
Containers & Packaging	0.1	269
Building Products	0.1	210
Marine	0.1	204
Textiles, Apparel & Luxury Goods	0.0	163
Biotechnology	0.0	135
IT Services	0.0	128
Consumer Finance	0.0	86
Multiline Retail	0.0	42
Commercial Services & Supplies	0.0	20
Professional Services	0.0	9
Internet & Catalog Retail	0.0	4
Asset-Backed Security	0.0	2
Investment Securities, at Value	91.2	353,352
Short-Term Investments	8.8	33,787
Total Investments	100.0%	$387,139

NOTES TO SCHEDULE OF INVESTMENTS:

Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
♦	Value and/or principal is less than $1.
Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 04/30/2009.
*	Floating or variable rate note. Rate is listed as of 04/30/2009.
▲	Rate shown reflects the yield at 04/30/2009.
‡	Non-income producing security.
§	Illiquid. These securities aggregated to $1,400, or 0.36%, of the Fund’s net assets.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 3.71%, a maturity date of 04/01/2035, and with a market value plus accrued interest of $260.
£	All or a portion of this security is segregated with the broker to cover margin requirements for open futures contracts. The value of this security segregated at 04/30/2009 is $5,129.
Г	Contract amounts are not in thousands.
Δ	Securities with aggregate market values of $3,118 have been pledged as collateral to cover margin requirements for open written options.
a	Cash in the amount of $10 is segregated with the broker to cover margin requirements for open written options.
€	Foreign currency in the amount of $1,514 due to broker to cover margin requirements for open futures contracts.
#

Aggregate cost for federal income tax purposes is $448,568. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $15,078 and $76,507, respectively. Net unrealized depreciation for tax purposes is $61,429.

±	Restricted security. At 04/30/2009, the Fund owned the following securities (representing 0.17% of Net Assets) which were restricted as to public resale.

Description	Date of Acquisition	Principal	Cost	Value
Preferred Term Secs XXVI, Ltd. 09/22/20037	9/14/2007	$190	$188	$ ♦
Preferred Term Secs XXVII, Ltd. 12/22/2037	3/15/2007	200	200	♦
Preferred Term Securities XXIV Note 03/22/2037	6/20/2007	350	343	♦
Preferred Term Securities XXV Note 03/22/2037	12/13/2006	175	173	♦

Description	Date of Acquisition	Shares	Cost	Value
Mizuho Financial Group, Inc., 2.00%	11/19/2008	105,000	$637	$656

The notes to the financial statements are an integral part of this report.

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS: (continued)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. These securities aggregated $7,089, or 1.83%, of the Fund’s net assets.

ADR	American Depositary Receipt
AUD	Australian Dollar
BHD	Berhad-Malaysian Public Limited Company
BRL	Brazilian Real
CAD	Canadian Dollar
CBK	Citibank N.A.
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CNY	Chinese Yuan
CPI	Consumer Price Index
ETF	Exchange Traded Fund
EUR	Euro
GBP	Pound Sterling
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
JPY	Japanese Yen
LLC	Limited Liability Company
LP	Limited Partnership
LSI	Lehman Brothers Special Finance Inc.
MYR	Malaysian Riggit
NZD	New Zealand Dollar
PHP	Philippines Peso
PCL	Public Company Limited
PLC	Public Limited Company
PLN	New Polish Zloty
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
SGD	Singapore Dollar
SPDR	Standard & Poor’s Depository Receipt
TIPS	Treasury Inflation Protected Security

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities			Total Investments in Securities	Other Financial Instruments*
Level 1	Level 2	Level 3	(net of written options)	Level 1	Level 2	Level 3
$208,269	$177,753	$—	$386,022	$2,206	$(42)	$—

* Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica BlackRock Large Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.8%)
Aerospace & Defense (5.2%)
General Dynamics Corp.	117,000	$6,046
L-3 Communications Corp.	56,000	4,264
Northrop Grumman Corp.	112,000	5,415
Raytheon Co.	123,000	5,564
Biotechnology (2.3%)
Amgen, Inc. ‡	193,000	9,355
Capital Markets (0.7%)
Goldman Sachs Group, Inc.	23,000	2,956
Chemicals (2.0%)
Dow Chemical Co.	409,000	6,544
Eastman Chemical Co.	39,000	1,548
Commercial Banks (1.2%)
BB&T Corp.	173,000	4,037
Wells Fargo & Co.	51,000	1,021
Computers & Peripherals (1.5%)
EMC Corp. -Series MA ‡	372,000	4,661
QLogic Corp. ‡	38,000	539
Western Digital Corp. ‡	42,000	988
Diversified Financial Services (1.6%)
JPMorgan Chase & Co.	135,000	4,455
NASDAQ OMX Group ‡	110,000	2,115
Diversified Telecommunication Services (5.9%)
AT&T, Inc.	337,000	8,634
Frontier Communications Corp.	167,000	1,187
Qwest Communications International, Inc.	337,000	1,311
Verizon Communications, Inc.	433,000	13,138
Electric Utilities (0.9%)
Edison International	128,000	3,650
Energy Equipment & Services (1.8%)
Ensco International, Inc.	126,000	3,563
Rowan Cos., Inc.	245,000	3,824
Food & Staples Retailing (3.4%)
BJ’s Wholesale Club, Inc. ‡	133,000	4,434
Kroger Co.	226,000	4,886
Safeway, Inc.	236,000	4,661
Food Products (3.0%)
Archer-Daniels-Midland Co.	224,000	5,515
Bunge, Ltd.	78,000	3,745
HJ Heinz Co.	19,000	654
Hormel Foods Corp.	80,000	2,503
Health Care Equipment & Supplies (0.4%)
Cooper Cos., Inc.	57,000	1,639
Health Care Providers & Services (9.0%)
Aetna, Inc.	146,000	3,213
AmerisourceBergen Corp. -Class A	106,000	3,566
Cigna Corp.	217,000	4,277
Coventry Health Care, Inc. ‡	267,000	4,248
McKesson Corp.	116,000	4,292
Medco Health Solutions, Inc. ‡	82,000	3,571
Mednax, Inc. ‡	28,000	1,005
UnitedHealth Group, Inc.	256,000	6,021
Universal Health Services, Inc. -Class B	8,000	403
WellPoint, Inc. ‡	152,000	6,500
Hotels, Restaurants & Leisure (1.0%)
McDonald’s Corp.	76,000	4,050
Household Durables (2.3%)
Lennar Corp. -Class A	96,000	935
Pulte Homes, Inc.	373,000	4,293
Toll Brothers, Inc. ‡	211,000	4,275
Household Products (0.4%)
Procter & Gamble Co.	36,000	1,780
Independent Power Producers & Energy Traders (0.8%)
NRG Energy, Inc. ‡	191,000	3,434
Industrial Conglomerates (1.3%)
General Electric Co.	413,000	5,224
Insurance (9.3%)
American Financial Group, Inc.	79,500	1,398
Chubb Corp.	138,000	5,375
Cincinnati Financial Corp.	149,000	3,569
Endurance Specialty Holdings, Ltd.	78,000	2,040
Everest RE Group, Ltd.	9,000	672
HCC Insurance Holdings, Inc.	165,000	3,947
PartnerRe, Ltd.	70,000	4,773
RenaissanceRe Holdings, Ltd.	55,000	2,676
Travelers Cos., Inc.	167,000	6,870
Unum Group	314,000	5,131
W.R. Berkley Corp.	59,000	1,411
IT Services (1.1%)
Computer Sciences Corp. ‡	118,000	4,361
Leisure Equipment & Products (1.0%)
Hasbro, Inc.	158,000	4,212
Metals & Mining (1.9%)
Reliance Steel & Aluminum Co.	118,000	4,157
U.S. Steel Corp.	138,000	3,664
Multiline Retail (0.4%)
Dollar Tree, Inc. ‡	34,000	1,440
Multi-Utilities (0.6%)
PG&E Corp.	62,000	2,301
Office Electronics (0.3%)
Xerox Corp.	224,000	1,369
Oil, Gas & Consumable Fuels (21.2%)
Anadarko Petroleum Corp.	146,000	6,287
Chevron Corp.	273,000	18,045
ConocoPhillips	257,000	10,537
Exxon Mobil Corp.	476,000	31,734
Marathon Oil Corp.	204,000	6,059
Occidental Petroleum Corp.	64,000	3,603
Overseas Shipholding Group, Inc.	68,000	1,952
Sunoco, Inc.	118,000	3,128
Tesoro Corp.	43,000	656
Valero Energy Corp.	244,000	4,841
Pharmaceuticals (11.5%)
Bristol-Myers Squibb Co.	209,000	4,013
Eli Lilly & Co.	215,000	7,078
Johnson & Johnson	295,000	15,445
Merck & Co., Inc.	313,000	7,587
Pfizer, Inc.	1,005,000	13,427
Road & Rail (1.8%)
CSX Corp.	90,000	2,663
Norfolk Southern Corp.	135,000	4,817
Semiconductors & Semiconductor Equipment (0.3%)
Integrated Device Technology, Inc. ‡	204,000	1,108

The notes to the financial statements are an integral part of this report.

	Shares	Value
Software (2.0%)
Amdocs, Ltd. ‡	128,000	$2,679
CA, Inc.	121,000	2,087
Compuware Corp. ‡	450,000	3,366
Specialty Retail (2.2%)
Gap, Inc.	290,000	4,506
RadioShack Corp.	319,000	4,492
Tobacco (0.2%)
Reynolds American, Inc.	19,000	722
Wireless Telecommunication Services (1.3%)
Sprint Nextel Corp. ‡	1,237,000	5,393
Total Common Stocks (cost $473,878)		409,530

	Principal
REPURCHASE AGREEMENT (0.1%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $590 on 05/01/2009 •	$590	590
Total Repurchase Agreement (cost $590)

Total Investment Securities (cost $474,468) #		410,120
Other Assets and Liabilities, net		452

Net Assets		$410,572

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 4.90%, a maturity date of 09/01/2034, and with a market value plus accrued interest of $602.
#

Aggregate cost for federal income tax purposes is $474,468. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $19,604 and $83,952, respectively. Net unrealized depreciation for tax purposes is $64,348.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$409,530	$590	$—	$410,120

The notes to the financial statements are an integral part of this report.

Transamerica BlackRock Natural Resources

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.1%)
Chemicals (0.8%)
E.I. duPont de Nemours & Co.	9,500	$265
Praxair, Inc.	5,000	373
Energy Equipment & Services (26.3%)
Acergy SA ADR	24,200	187
Baker Hughes, Inc.	25,800	918
BJ Services Co.	16,600	231
Cameron International Corp. ‡	53,200	1,361
Diamond Offshore Drilling, Inc.	14,100	1,021
Dresser-Rand Group, Inc. ‡	51,300	1,264
Dril-Quip, Inc. ‡	16,100	554
Exterran Holdings, Inc. ‡	130	3
FMC Technologies, Inc. ‡	40,700	1,393
Halliburton Co.	50,200	1,015
Helmerich & Payne, Inc.	26,200	807
Nabors Industries, Ltd. ‡	31,400	478
National Oilwell Varco, Inc. ‡	68,672	2,079
Noble Corp.	43,200	1,181
Pride International, Inc. ‡	19,500	443
Rowan Cos., Inc.	13,200	206
Saipem SpA	45,300	981
Schlumberger, Ltd.	21,700	1,063
Smith International, Inc.	23,600	610
Technip SA ADR	18,500	788
Tesco Corp. ‡	30,300	305
Transocean, Ltd. ‡	42,321	2,855
Trican Well Service, Ltd.	12,400	95
Weatherford International, Ltd. ‡	99,600	1,656
Gas Utilities (1.1%)
EQT Corp.	27,900	938
Metals & Mining (8.4%)
Alcoa, Inc.	6,500	59
Aluminum Corp. of China, Ltd. ADR	54,800	1,054
Barrick Gold Corp.	14,300	414
BHP Billiton, Ltd.	17,300	418
Cia Vale do Rio Doce -Class B ADR	49,800	822
Eldorado Gold Corp. ‡	115,400	917
Goldcorp, Inc.	38,200	1,044
Hudbay Minerals, Inc. ‡	53,700	360
Inmet Mining Corp.	3,700	128
Newcrest Mining, Ltd.	42,795	931
Newmont Mining Corp.	2,400	97
Southern Copper Corp.	37,800	702
Oil, Gas & Consumable Fuels (59.8%)
Addax Petroleum Corp.	13,000	358
Anadarko Petroleum Corp.	15,000	646
Apache Corp.	36,200	2,638
Arch Coal, Inc.	9,900	138
BP PLC ADR	11,700	497
Cabot Oil & Gas Corp.	25,100	758
Canadian Natural Resources, Ltd.	25,100	1,157
Carrizo Oil & Gas, Inc. ‡	16,300	201
Chevron Corp.	39,800	2,631
Cimarex Energy Co.	5,600	151
CNOOC, Ltd. ADR	9,000	1,002
Coastal Energy Co. ‡	137,550	335
Connacher Oil And Gas, Ltd. ‡	126,500	125
ConocoPhillips	36,500	1,497
Consol Energy, Inc.	19,500	610
Crew Energy, Inc. ‡	77,300	376
Denbury Resources, Inc. ‡	16,700	272
Devon Energy Corp.	56,300	2,919
EnCana Corp.	35,200	1,613
ENI SpA ADR	5,300	226
EOG Resources, Inc.	60,200	3,820
Exxon Mobil Corp.	36,900	2,460
Forest Oil Corp. ‡	13,100	210
Hess Corp.	21,800	1,194
Husky Energy, Inc.	29,000	703
Marathon Oil Corp.	40,700	1,209
Mariner Energy, Inc. ‡	10,600	121
Murphy Oil Corp.	70,700	3,373
Newfield Exploration Co. ‡	19,700	614
Nexen, Inc.	32,400	617
Noble Energy, Inc.	21,200	1,203
Occidental Petroleum Corp.	34,400	1,936
Pan Orient Energy Corp. ‡	61,600	206
Paramount Resources, Ltd. -Class A ‡	19,800	94
Patriot Coal Corp. ‡	7,940	50
Peabody Energy Corp.	39,700	1,048
Petro-Canada	26,200	827
Petroleo Brasileiro SA ADR	30,800	1,034
Pioneer Natural Resources Co.	10,600	245
Progress Energy Resources Corp.	42,500	317
Range Resources Corp.	44,800	1,791
Southwestern Energy Co. ‡	17,800	638
Suncor Energy, Inc.	70,000	1,762
Talisman Energy, Inc.	158,800	1,989
Total SA ADR	26,000	1,293
Tristar Oil & Gas, Ltd. ‡	61,348	553
Valero Energy Corp.	25,400	504
Whiting Petroleum Corp. ‡	12,800	419
Williams Cos., Inc.	19,400	274
XTO Energy, Inc.	7,375	256
Paper & Forest Products (0.3%)
Votorantim Celulose E Papel SA ADR ‡	26,400	231
Transportation Infrastructure (0.4%)
Aegean Marine Petroleum Network, Inc.	19,900	301
Total Common Stocks (cost $102,052)		79,458

	Principal
REPURCHASE AGREEMENT (2.8%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $2,314 on 05/01/2009 •	$2,314	2,314
Total Repurchase Agreement (cost $2,314)

Total Investment Securities (cost $104,366) #		81,772
Other Assets and Liabilities, net		114

Net Assets		$81,886

The notes to the financial statements are an integral part of this report.

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 3.71%, a maturity date of 04/01/2035, and with a market value plus accrued interest of $2,361.
#

Aggregate cost for federal income tax purposes is $104,366. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,152 and $24,746, respectively. Net unrealized depreciation for tax purposes is $22,594.

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$79,458	$2,314	$—	$81,772

The notes to the financial statements are an integral part of this report.

Transamerica BNY Mellon Market Neutral Strategy

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.3%)
Aerospace & Defense (1.8%)
AAR Corp. ‡	3,000	$45
Applied Signal Technology, Inc.	500	10
Dyncorp International, Inc. -Class A ‡	1,900	29
General Dynamics Corp.	21,500	1,111
L-3 Communications Corp.	3,700	282
Triumph Group, Inc.	600	25
Air Freight & Logistics (0.3%)
Expeditors International of Washington, Inc.	6,900	239
Airlines (0.6%)
Allegiant Travel Co. -Class A ‡	1,000	52
Hawaiian Holdings, Inc. ‡	12,100	60
JetBlue Airways Corp. ‡	4,100	20
Southwest Airlines Co.	54,400	380
Auto Components (0.0%)
Fuel Systems Solutions, Inc. ‡	1,700	26
Building Products (0.1%)
Apogee Enterprises, Inc.	3,800	51
Gibraltar Industries, Inc.	9,100	61
Universal Forest Products, Inc.	400	13
Capital Markets (0.0%)
Knight Capital Group, Inc. -Class A ‡	1,600	25
Chemicals (3.3%)
Airgas, Inc.	10,900	470
Cabot Corp.	28,600	418
FMC Corp.	17,600	857
Innophos Holdings, Inc.	3,000	44
Monsanto Co.	5,800	492
Olin Corp.	700	9
Quaker Chemical Corp.	2,000	23
Schulman, Inc.	1,500	24
Scotts Miracle-Gro Co. -Class A	10,800	365
Spartech Corp.	7,300	29
Commercial Banks (0.2%)
National Penn Bancshares, Inc.	5,800	47
Pennsylvania Commerce Bancorp, Inc. ‡	700	15
Signature Bank ‡	2,000	55
Sun Bancorp, Inc. ‡	3,360	22
Commercial Services & Supplies (2.0%)
ABM Industries, Inc.	1,500	26
ATC Technology Corp. ‡	5,700	91
Avery Dennison Corp.	31,000	891
Comfort Systems USA, Inc.	1,100	12
Ennis, Inc.	6,500	59
G&K Services, Inc. -Class A	600	15
M&F Worldwide Corp. ‡	3,100	49
Pitney Bowes, Inc.	17,000	417
Viad Corp.	2,700	52
Waste Services, Inc. ‡	8,600	46
Communications Equipment (2.2%)
Acme Packet, Inc. ‡	4,800	37
Arris Group, Inc. ‡	7,000	75
Avocent Corp. ‡	16,700	241
Bigband Networks, Inc. ‡	7,000	41
Black Box Corp.	2,100	57
Harris Corp.	19,100	584
Harris Stratex Networks, Inc. -Class A ‡	3,400	14
Polycom, Inc. ‡	35,200	657
Seachange International, Inc. ‡	3,100	19
Shoretel, Inc. ‡	3,300	16
Symmetricom, Inc. ‡	8,200	41
Tekelec ‡	3,600	56
Computers & Peripherals (3.3%)
Apple, Inc. ‡	4,600	579
Compellent Technologies, Inc. ‡	2,200	25
Diebold, Inc.	27,500	726
EMC Corp. -Series MA ‡	44,300	555
Lexmark International, Inc. -Class A ‡	29,300	575
QLogic Corp. ‡	16,500	234
Synaptics, Inc. ‡	2,300	75
Construction & Engineering (2.8%)
Dycom Industries, Inc. ‡	73,900	622
Emcor Group, Inc. ‡	3,500	73
Fluor Corp.	28,800	1,092
Insituform Technologies, Inc. -Class A ‡	1,500	23
Jacobs Engineering Group, Inc. ‡	7,700	293
KBR, Inc.	9,700	152
Michael Baker Corp. ‡	1,500	50
Pike Electric Corp. ‡	1,000	10
Consumer Finance (0.1%)
EZCORP, Inc. -Class A ‡	2,000	25
World Acceptance Corp. ‡	1,600	47
Containers & Packaging (2.5%)
Bway Holding Co. ‡	6,500	61
Crown Holdings, Inc. ‡	31,800	701
Pactiv Corp. ‡	38,800	848
Sealed Air Corp.	23,600	450
Distributors (0.9%)
Core-Mark Holding Co., Inc. ‡	3,000	58
Genuine Parts Co.	21,100	716
Diversified Consumer Services (2.1%)
Apollo Group, Inc. -Class A ‡	2,200	138
Career Education Corp. ‡	8,400	185
Corinthian Colleges, Inc. ‡	1,500	23
H&R Block, Inc.	11,500	174
Pre-Paid Legal Services, Inc. ‡	1,000	37
Regis Corp.	34,100	653
Weight Watchers International, Inc.	22,500	560
Diversified Financial Services (0.0%)
Interactive Brokers Group, Inc. -Class A ‡	1,500	22
Diversified Telecommunication Services (0.9%)
CenturyTel, Inc.	24,800	673
Ntelos Holdings Corp.	3,100	50
Electric Utilities (2.2%)
Allegheny Energy, Inc.	37,900	981
Idacorp, Inc.	25,400	609
Pepco Holdings, Inc.	18,000	215
Portland General Electric Co.	1,400	26
Electrical Equipment (1.2%)
Encore Wire Corp.	2,800	61
Enersys ‡	4,700	80
Powell Industries, Inc. ‡	1,700	61
Thomas & Betts Corp. ‡	23,300	725
Ultralife Corp. ‡	4,600	33
Electronic Equipment & Instruments (3.3%)
Arrow Electronics, Inc. ‡	43,800	997

The notes to the financial statements are an integral part of this report.

	Shares	Value
Electronic Equipment & Instruments (continued)
Benchmark Electronics, Inc. ‡	2,200	$27
Brightpoint, Inc. ‡	3,100	16
Coherent, Inc. ‡	1,700	32
CTS Corp.	10,100	61
Daktronics, Inc.	5,900	53
FLIR Systems, Inc. ‡	14,100	313
ICx Technologies, Inc. ‡	4,600	17
Ingram Micro, Inc. -Class A ‡	28,800	418
Insight Enterprises, Inc. ‡	2,900	17
Jabil Circuit, Inc.	39,200	318
L-1 Identity Solutions, Inc. ‡	7,500	55
Maxwell Technologies, Inc. ‡	1,900	19
Methode Electronics, Inc.	2,300	14
Multi-Fineline Electronix, Inc. ‡	3,800	76
OSI Systems, Inc. ‡	3,900	73
PC Mall, Inc. ‡	8,000	51
RadiSys Corp. ‡	10,700	77
Rogers Corp. ‡	2,100	53
ScanSource, Inc. ‡	2,200	54
Energy Equipment & Services (1.4%)
Bristow Group, Inc. ‡	500	11
Cal Dive International, Inc. ‡	1,400	11
Carbo Ceramics, Inc.	1,500	46
Gulfmark Offshore, Inc. ‡	1,700	46
Lufkin Industries, Inc.	1,200	42
Matrix Service Co. ‡	1,900	18
SEACOR Holdings, Inc. ‡	4,200	276
T-3 Energy Services, Inc. ‡	3,200	43
Tidewater, Inc.	15,500	671
Food & Staples Retailing (2.5%)
BJ’s Wholesale Club, Inc. ‡	13,700	457
Pantry, Inc. ‡	2,600	61
Safeway, Inc.	18,500	365
Susser Holdings Corp. ‡	1,800	26
SYSCO Corp.	45,200	1,056
United Natural Foods, Inc. ‡	2,200	50
Weis Markets, Inc.	1,100	41
Food Products (2.2%)
Archer-Daniels-Midland Co.	41,900	1,031
B&G Foods, Inc. -Class A	3,500	21
Dean Foods Co. ‡	28,200	584
Lancaster Colony Corp.	4,500	197
TreeHouse Foods, Inc. ‡	1,600	43
Gas Utilities (1.5%)
Laclede Group, Inc.	300	10
New Jersey Resources Corp.	700	23
Nicor, Inc.	1,500	48
Questar Corp.	16,300	485
Southwest Gas Corp.	1,000	20
UGI Corp.	28,700	659
Health Care Equipment & Supplies (4.8%)
American Medical Systems Holdings, Inc. ‡	5,600	69
Atrion Corp.	600	54
Cantel Medical Corp. ‡	3,800	54
Cardiac Science Corp. ‡	7,900	23
Hologic, Inc. ‡	46,700	694
ICU Medical, Inc. ‡	400	15
Immucor, Inc. ‡	13,600	222
Invacare Corp.	3,400	52
Kensey Nash Corp. ‡	2,400	50
Masimo Corp. ‡	2,100	61
Steris Corp.	43,800	1,056
Stryker Corp.	15,900	615
Symmetry Medical, Inc. ‡	8,000	58
Synovis Life Technologies, Inc. ‡	1,700	26
Varian Medical Systems, Inc. ‡	29,200	974
Health Care Providers & Services (5.4%)
Aetna, Inc.	11,600	255
Amedisys, Inc. ‡	900	30
AMN Healthcare Services, Inc. ‡	7,000	48
Cardinal Health, Inc.	6,500	220
Centene Corp. ‡	2,400	44
Community Health Systems, Inc. ‡	59,200	1,353
Emergency Medical Services Corp. -Class A ‡	800	28
Gentiva Health Services, Inc. ‡	1,900	30
Humana, Inc. ‡	21,300	614
Inventiv Health, Inc. ‡	4,800	53
Kindred Healthcare, Inc. ‡	25,600	333
LHC Group, Inc. ‡	1,300	30
Magellan Health Services, Inc. ‡	1,400	41
McKesson Corp.	22,700	841
Omnicare, Inc.	18,800	483
Pharmerica Corp. ‡	3,200	58
Rehabcare Group, Inc. ‡	900	15
Universal American Financial Corp. ‡	4,100	42
Health Care Technology (0.1%)
Vital Images, Inc. ‡	5,100	52
Hotels, Restaurants & Leisure (3.5%)
Bally Technologies, Inc. ‡	2,800	73
Brinker International, Inc.	46,900	831
Carnival Corp.	6,400	172
Churchill Downs, Inc.	2,100	73
International Speedway Corp. -Class A	26,300	623
Isle of Capri Casinos, Inc. ‡	2,100	23
Marcus Corp.	3,300	42
O’Charley’s, Inc.	6,500	45
Panera Bread Co. -Class A ‡	12,100	678
Peet’s Coffee & Tea, Inc. ‡	2,500	68
Pinnacle Entertainment, Inc. ‡	3,000	37
Red Robin Gourmet Burgers, Inc. ‡	2,100	52
Ruby Tuesday, Inc. ‡	3,600	28
Shuffle Master, Inc. ‡	3,100	12
Steak N Shake Co. ‡	3,800	44
Household Durables (1.9%)
iRobot Corp. ‡	2,500	29
Jarden Corp. ‡	30,800	619
Leggett & Platt, Inc.	23,000	330
M/I Homes, Inc.	5,600	86
National Presto Industries, Inc.	200	14
Snap-On, Inc.	14,600	495
Universal Electronics, Inc. ‡	600	11
Independent Power Producers & Energy Traders (2.0%)
AES Corp. ‡	65,900	466
Mirant Corp. ‡	94,400	1,202

The notes to the financial statements are an integral part of this report.

	Shares	Value
Industrial Conglomerates (1.4%)
Carlisle Cos., Inc.	50,900	$1,158
Standex International Corp.	1,100	15
Insurance (0.6%)
Hanover Insurance Group, Inc.	5,100	153
Horace Mann Educators Corp.	2,200	19
Infinity Property & Casualty Corp.	1,100	39
Proassurance Corp. ‡	1,000	44
White Mountains Insurance Group, Ltd.	1,500	287
Internet Software & Services (0.1%)
S1 Corp. ‡	5,000	31
Vistaprint, Ltd. ‡	800	27
IT Services (2.6%)
Acxiom Corp.	24,400	235
Alliance Data Systems Corp. ‡	9,900	415
Ciber, Inc. ‡	16,200	52
Gartner, Inc. ‡	48,200	652
Hewitt Associates, Inc. -Class A ‡	19,300	605
ManTech International Corp. -Class A ‡	500	18
Perot Systems Corp. -Class A ‡	2,300	32
RightNow Technologies, Inc. ‡	7,500	57
Syntel, Inc.	900	25
Teletech Holdings, Inc. ‡	3,800	50
Leisure Equipment & Products (0.1%)
RC2 Corp. ‡	7,300	82
Steinway Musical Instruments ‡	2,500	34
Life Sciences Tools & Services (1.0%)
Accelrys, Inc. ‡	11,500	52
Dionex Corp. ‡	600	38
Pharmaceutical Product Development, Inc.	36,700	719
Machinery (4.7%)
AGCO Corp. ‡	18,500	450
Altra Holdings, Inc. ‡	3,000	16
Blount International, Inc. ‡	3,200	20
Briggs & Stratton Corp.	2,400	36
Chart Industries, Inc. ‡	4,500	62
Circor International, Inc.	2,300	59
Donaldson Co., Inc.	20,600	680
Dynamic Materials Corp.	1,600	26
EnPro Industries, Inc. ‡	2,500	40
Federal Signal Corp.	7,200	56
Flowserve Corp.	17,300	1,176
Force Protection, Inc. ‡	6,600	50
Joy Global, Inc.	23,300	594
Met-Pro Corp.	4,700	48
Robbins & Myers, Inc.	600	11
Timken Co.	35,900	577
Twin Disc, Inc.	5,800	40
Marine (0.6%)
American Commercial Lines, Inc. ‡	13,500	67
International Shipholding Corp.	2,100	44
Kirby Corp. ‡	12,600	389
Media (1.0%)
Comcast Corp. -Class A	44,000	681
Viacom, Inc. -Class B ‡	10,100	194
Metals & Mining (0.6%)
Haynes International, Inc. ‡	2,200	50
Reliance Steel & Aluminum Co.	8,400	296
U.S. Steel Corp.	7,400	196
Multiline Retail (1.4%)
99 Cents Only Stores ‡	111,300	1,195
Multi-Utilities (0.3%)
Avista Corp.	3,900	59
Northwestern Corp.	1,100	23
Sempra Energy	4,400	202
Office Electronics (0.5%)
Xerox Corp.	74,000	452
Oil, Gas & Consumable Fuels (8.2%)
Alpha Natural Resources, Inc. ‡	32,800	672
Anadarko Petroleum Corp.	9,500	409
Bill Barrett Corp. ‡	17,800	462
Chevron Corp.	6,200	410
Clayton Williams Energy, Inc. ‡	1,200	36
ConocoPhillips	7,100	291
Double Eagle Petroleum & Mining Co. ‡	5,200	24
Encore Acquisition Co. ‡	31,500	919
Harvest Natural Resources, Inc. ‡	11,100	57
McMoRan Exploration Co. ‡	5,800	32
Nordic American Tanker Shipping	400	13
Peabody Energy Corp.	11,300	298
Petroleum Development Corp. ‡	1,100	18
Rosetta Resources, Inc. ‡	3,600	25
Ship Finance International, Ltd.	3,100	27
Southern Union Co.	65,800	1,046
Southwestern Energy Co. ‡	11,200	402
Tesoro Corp.	41,400	631
Williams Cos., Inc.	72,400	1,021
World Fuel Services Corp.	700	27
Paper & Forest Products (0.1%)
Glatfelter	7,700	68
Personal Products (0.1%)
Elizabeth Arden, Inc. ‡	5,500	48
Prestige Brands Holdings, Inc. ‡	9,100	58
Pharmaceuticals (3.2%)
Ardea Biosciences, Inc.‡	2,600	32
Cadence Pharmaceuticals, Inc. ‡	2,600	26
Eli Lilly & Co.	29,800	981
Forest Laboratories, Inc. ‡	43,300	939
Noven Pharmaceuticals, Inc. ‡	6,100	63
Valeant Pharmaceuticals International ‡	38,400	644
Professional Services (0.3%)
Advisory Board Co. ‡	3,100	58
On Assignment, Inc. ‡	15,700	55
School Specialty, Inc. ‡	2,800	53
VSE Corp.	2,400	71
Road & Rail (1.2%)
CSX Corp.	18,600	551
Marten Transport, Ltd. ‡	3,100	64
Saia, Inc. ‡	5,000	65
Union Pacific Corp.	7,000	344
Semiconductors & Semiconductor Equipment (3.3%)
Amkor Technology, Inc. ‡	13,400	58
Broadcom Corp. -Class A ‡	15,400	357
Cirrus Logic, Inc. ‡	13,400	62
Cree, Inc. ‡	26,800	734
DSP Group, Inc. ‡	7,400	47
Linear Technology Corp.	7,500	163
Marvell Technology Group, Ltd. ‡	39,600	435

The notes to the financial statements are an integral part of this report.

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Microsemi Corp. ‡	4,100	$55
Sigma Designs, Inc. ‡	1,800	23
Skyworks Solutions, Inc. ‡	8,500	75
Standard Microsystems Corp. ‡	3,100	49
Supertex, Inc. ‡	1,900	49
Tessera Technologies, Inc. ‡	2,500	35
Veeco Instruments, Inc. ‡	3,500	25
Xilinx, Inc.	28,500	583
Zoran Corp. ‡	2,900	26
Software (5.1%)
ACI Worldwide, Inc. ‡	15,500	268
Adobe Systems, Inc. ‡	17,100	468
CA, Inc.	61,100	1,054
Concur Technologies, Inc. ‡	2,700	73
Epicor Software Corp. ‡	12,000	66
FactSet Research Systems, Inc.	7,900	423
Fair Isaac Corp.	3,500	59
I2 Technologies, Inc. ‡	4,100	37
JDA Software Group, Inc. ‡	2,000	28
Lawson Software, Inc. ‡	10,000	54
Netscout Systems, Inc. ‡	4,400	40
Quest Software, Inc. ‡	3,600	52
Symantec Corp. ‡	51,400	887
Synopsys, Inc. ‡	20,100	438
Tibco Software, Inc. ‡	10,800	68
Wind River Systems, Inc. ‡	43,000	315
Specialty Retail (3.0%)
Buckle, Inc.	1,100	41
Build-A-Bear Workshop, Inc. ‡	3,500	19
Cabela’s, Inc. ‡	6,200	79
Foot Locker, Inc.	88,100	1,047
Gymboree Corp. ‡	1,500	52
Hot Topic, Inc. ‡	6,100	75
JOS A Bank Clothiers, Inc. ‡	1,900	77
RadioShack Corp.	39,400	554
Rent-A-Center, Inc. ‡	21,800	420
Tractor Supply Co. ‡	1,600	65
Textiles, Apparel & Luxury Goods (2.8%)
Coach, Inc. ‡	30,500	748
Jones Apparel Group, Inc.	31,200	288
Polo Ralph Lauren Corp. -Class A	12,200	657
Steven Madden, Ltd. ‡	2,600	76
True Religion Apparel, Inc. ‡	1,400	22
Unifirst Corp.	1,400	52
Warnaco Group, Inc. ‡	16,600	479
Thrifts & Mortgage Finance (0.7%)
Hudson City Bancorp, Inc.	40,300	506
Provident Financial Services, Inc.	3,300	35
Provident New York Bancorp	1,200	10
Trading Companies & Distributors (0.2%)
Aircastle, Ltd.	1,800	12
Beacon Roofing Supply, Inc. ‡	3,900	62
DXP Enterprises, Inc. ‡	3,100	41
Titan Machinery, Inc. ‡	2,500	25
Wireless Telecommunication Services (1.1%)
American Tower Corp. -Class A ‡	16,700	530
NII Holdings, Inc. ‡	18,200	294
Syniverse Holdings, Inc. ‡	1,800	23
USA Mobility, Inc. ‡	5,300	59
Total Common Stocks (cost $80,308)		82,841

	Principal
REPURCHASE AGREEMENT (23.5%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $19,597 on 05/01/2009 •	$19,597	19,597
Total Repurchase Agreement (cost $19,597)

Total Investment Securities (cost $99,905) #		102,438
Other Assets and Liabilities, net		(18,991)

Net Assets		$83,447

The notes to the financial statements are an integral part of this report.

	Shares	Value
SECURITIES SOLD SHORT
COMMON STOCKS (-99.9%)
Aerospace & Defense (-1.5%)
Argon St, Inc. ‡	(2,400)	$(49)
Boeing Co.	(22,900)	(916)
Curtiss-Wright Corp.	(1,500)	(48)
Heico Corp.	(1,800)	(52)
Ladish Co., Inc. ‡	(1,800)	(14)
Spirit Aerosystems Holdings, Inc. -Class A ‡	(13,700)	(175)
TASER International, Inc. ‡	(4,300)	(21)
Air Freight & Logistics (-0.1%)
Forward Air Corp.	(3,500)	(58)
Airlines (-0.7%)
AirTran Holdings, Inc. ‡	(4,900)	(34)
Continental Airlines, Inc. -Class B ‡	(54,000)	(568)
Auto Components (-1.9%)
Amerigon, Inc. ‡	(11,400)	(64)
BorgWarner, Inc.	(10,600)	(307)
Drew Industries, Inc. ‡	(5,900)	(84)
Goodyear Tire & Rubber Co. ‡	(104,400)	(1,148)
Automobiles (-0.6%)
Harley-Davidson, Inc.	(21,400)	(474)
Beverages (-0.7%)
Boston Beer Co., Inc. -Class A ‡	(1,100)	(29)
PepsiCo, Inc.	(10,900)	(543)
Biotechnology (-0.1%)
Amicus Therapeutics, Inc. ‡	(2,200)	(20)
Cepheid, Inc. ‡	(3,000)	(29)
Capital Markets (-0.1%)
Gamco Investors, Inc. -Class A	(700)	(35)
Teton Advisors, Inc. ‡ Ə	(25)	(♦ )
Westwood Holdings Group, Inc.	(1,300)	(52)
Chemicals (-4.3%)
Air Products & Chemicals, Inc.	(14,200)	(936)
Celanese Corp. -Class A	(64,200)	(1,337)
HB Fuller Co.	(3,200)	(57)
Lsb Industries, Inc. ‡	(2,300)	(28)
Praxair, Inc.	(8,100)	(604)
Valspar Corp.	(25,300)	(607)
Commercial Banks (-0.1%)
Bancfirst Corp.	(600)	(26)
Pacific Capital Bancorp NA	(4,000)	(27)
Washington Trust Bancorp, Inc.	(600)	(11)
Westamerica Bancorporation	(500)	(27)
Commercial Services & Supplies (-3.7%)
Copart, Inc. ‡	(11,000)	(345)
Equifax, Inc.	(6,200)	(181)
Geoeye, Inc. ‡	(3,100)	(77)
Innerworkings, Inc. ‡	(11,200)	(57)
Iron Mountain, Inc. ‡	(42,400)	(1,208)
McGrath Rentcorp	(1,900)	(40)
Multi Color Corp.	(4,100)	(49)
Rollins, Inc.	(63,000)	(1,134)
Waste Connections, Inc. ‡	(700)	(18)
Communications Equipment (-4.2%)
Adtran, Inc.	(49,000)	(1,036)
Blue Coat Systems, Inc. ‡	(5,600)	(74)
Ciena Corp. ‡	(30,000)	(359)
Corning, Inc.	(8,800)	(129)
Dg FastChannel, Inc. ‡	(2,600)	(61)
Juniper Networks, Inc. ‡	(46,200)	(1,000)
Loral Space & Communications, Inc. ‡	(1,500)	(35)
Motorola, Inc.	(119,200)	(659)
Netgear, Inc. ‡	(3,200)	(51)
Riverbed Technology, Inc. ‡	(4,300)	(79)
Viasat, Inc. ‡	(2,000)	(46)
Computers & Peripherals (-1.5%)
Electronics For Imaging, Inc. ‡	(5,700)	(56)
Hewlett-Packard Co.	(11,900)	(428)
Immersion Corp. ‡	(4,200)	(18)
Netapp, Inc. ‡	(39,400)	(721)
STEC Inc. ‡	(7,200)	(69)
Construction & Engineering (-0.4%)
Quanta Services, Inc. ‡	(13,800)	(313)
Sterling Construction Co., Inc. ‡	(2,700)	(51)
Construction Materials (-0.0%)
U.S. Lime & Minerals, Inc. ‡	(700)	(27)
Containers & Packaging (-0.7%)
Ball Corp.	(7,500)	(283)
Greif, Inc. -Class A	(6,200)	(281)
Diversified Consumer Services (-0.1%)
Learning Tree International, Inc. ‡	(7,400)	(61)
Princeton Review, Inc. ‡	(7,800)	(34)
Universal Technical Institute, Inc. ‡	(1,400)	(20)
Diversified Financial Services (-0.1%)
Financial Federal Corp.	(2,200)	(54)
Diversified Telecommunication Services (-0.3%)
Alaska Communications Systems Group, Inc.	(8,700)	(52)
Cbeyond, Inc. ‡	(2,600)	(54)
General Communication, Inc. -Class A ‡	(3,000)	(23)
Iowa Telecommunications Services, Inc.	(3,500)	(46)
Shenandoah Telecommunications Co.	(1,400)	(27)
Time Warner Telecom, Inc. -Class A ‡	(1,400)	(13)
Electric Utilities (-2.5%)
Cleco Corp.	(37,100)	(782)
Great Plains Energy, Inc.	(54,800)	(794)
PPL Corp.	(16,900)	(505)
Electrical Equipment (-0.2%)
Acuity Brands, Inc.	(1,900)	(56)
AO Smith Corp.	(1,300)	(40)
Graftech International, Ltd. ‡	(2,600)	(23)
II-VI, Inc. ‡	(1,800)	(43)
Vicor Corp.	(2,000)	(11)
Electronic Equipment & Instruments (-1.7%)
Checkpoint Systems, Inc. ‡	(4,000)	(49)
Cognex Corp.	(2,700)	(38)
DTS, Inc. ‡	(3,000)	(80)
Faro Technologies, Inc. ‡	(4,300)	(65)
Littelfuse, Inc. ‡	(5,300)	(87)
Newport Corp. ‡	(9,700)	(48)
Park Electrochemical Corp.	(3,500)	(72)
Rofin-Sinar Technologies, Inc. ‡	(3,900)	(83)
Trimble Navigation, Ltd. ‡	(41,600)	(892)
Energy Equipment & Services (-1.5%)
Allis-Chalmers Energy, Inc. ‡	(13,600)	(26)
Basic Energy Services, Inc. ‡	(6,300)	(64)
Bronco Drilling Co., Inc. ‡	(12,900)	(71)
Dril-Quip, Inc. ‡	(800)	(28)

The notes to the financial statements are an integral part of this report.

	Shares	Value
Energy Equipment & Services (continued)
FMC Technologies, Inc. ‡	(16,600)	$(569)
Halliburton Co.	(6,600)	(133)
Mitcham Industries, Inc. ‡	(7,200)	(32)
Natco Group, Inc. -Class A ‡	(2,900)	(70)
Natural Gas Services Group, Inc. ‡	(4,800)	(48)
Rowan Cos., Inc.	(15,500)	(242)
Food & Staples Retailing (-0.9%)
Great Atlantic & Pacific Tea Co. ‡	(10,400)	(76)
Ruddick Corp.	(25,300)	(650)
Food Products (-1.8%)
Alico, Inc.	(1,100)	(29)
Chiquita Brands International, Inc. ‡	(10,700)	(81)
Imperial Sugar Co.	(6,500)	(43)
JM Smucker Co.	(16,500)	(649)
Lance, Inc.	(2,200)	(51)
Lifeway Foods, Inc. ‡	(4,400)	(40)
Sanderson Farms, Inc.	(1,500)	(60)
Tyson Foods, Inc. -Class A	(54,200)	(571)
Gas Utilities (-1.0%)
EQT Corp.	(25,900)	(871)
Health Care Equipment & Supplies (-4.9%)
Analogic Corp.	(1,600)	(58)
Cynosure, Inc. -Class A ‡	(3,800)	(23)
Dexcom, Inc. ‡	(10,900)	(49)
Edwards Lifesciences Corp. ‡	(8,800)	(558)
Idexx Laboratories, Inc. ‡	(11,000)	(432)
Intuitive Surgical, Inc. ‡	(4,400)	(632)
Inverness Medical Innovations, Inc. ‡	(38,400)	(1,240)
Medical Action Industries, Inc. ‡	(2,500)	(24)
Natus Medical, Inc. ‡	(5,000)	(44)
Neogen Corp. ‡	(2,100)	(48)
NuVasive, Inc. ‡	(1,600)	(61)
Quidel Corp. ‡	(3,700)	(43)
Vnus Medical Technologies ‡	(1,100)	(24)
Volcano Corp. ‡	(3,800)	(50)
West Pharmaceutical Services, Inc.	(1,700)	(56)
Zimmer Holdings, Inc. ‡	(18,900)	(831)
Health Care Providers & Services (-4.8%)
Air Methods Corp. ‡	(3,000)	(80)
Alliance Healthcare Services, Inc. ‡	(7,300)	(57)
Bio-Reference Labs, Inc. ‡	(2,400)	(62)
Cardionet, Inc. ‡	(800)	(17)
Health Net, Inc. ‡	(44,900)	(648)
Laboratory Corp. of America Holdings ‡	(10,000)	(642)
Landauer, Inc.	(1,000)	(53)
Medcath Corp. ‡	(2,600)	(26)
Medco Health Solutions, Inc. ‡	(13,700)	(597)
Mednax, Inc. ‡	(5,300)	(190)
Molina Healthcare, Inc. ‡	(1,300)	(28)
RES-Care, Inc. ‡	(3,100)	(50)
Universal Health Services, Inc. -Class B	(11,700)	(590)
VCA Antech, Inc. ‡	(36,500)	(912)
Health Care Technology (-0.2%)
Athenahealth, Inc. ‡	(1,500)	(48)
Medassets, Inc. ‡	(3,000)	(52)
Omnicell, Inc. ‡	(5,800)	(51)
Hotels, Restaurants & Leisure (-3.0%)
Ambassadors Group, Inc.	(2,300)	(28)
Boyd Gaming Corp.	(29,100)	(267)
Buffalo Wild Wings, Inc. ‡	(1,300)	(51)
Burger King Holdings, Inc.	(23,800)	(389)
CEC Entertainment, Inc. ‡	(1,600)	(52)
Choice Hotels International, Inc.	(17,200)	(515)
Darden Restaurants, Inc.	(12,300)	(455)
Dineequity, Inc.	(1,800)	(55)
International Game Technology	(32,200)	(398)
Marriott International, Inc. -Class A	(8,200)	(193)
Sonic Corp. ‡	(4,800)	(52)
Household Durables (-1.7%)
American Greetings Corp. -Class A	(96,600)	(758)
Blyth, Inc.	(8,800)	(388)
Cavco Industries, Inc. ‡	(2,500)	(59)
Skyline Corp.	(3,400)	(70)
Whirlpool Corp.	(4,000)	(181)
Household Products (-0.7%)
Church & Dwight Co., Inc.	(9,700)	(528)
WD-40 Co.	(1,900)	(51)
Independent Power Producers & Energy Traders (-1.0%)
Constellation Energy Group, Inc.	(33,000)	(795)
Ormat Technologies, Inc.	(1,600)	(56)
Industrial Conglomerates (-2.1%)
3M Co.	(15,900)	(916)
McDermott International, Inc. ‡	(45,800)	(739)
Otter Tail Corp.	(2,100)	(47)
United Capital Corp. ‡	(2,000)	(36)
Insurance (-0.8%)
American Safety Insurance Holdings, Ltd. ‡	(1,700)	(19)
Citizens, Inc. ‡	(3,600)	(26)
eHealth, Inc. ‡	(2,900)	(56)
Flagstone Reinsurance Holdings, Ltd.	(2,800)	(26)
Hilltop Holdings, Inc. ‡	(4,500)	(51)
Kansas City Life Insurance Co.	(1,200)	(27)
Mercury General Corp.	(13,800)	(466)
Validus Holdings, Ltd.	(600)	(13)
Internet & Catalog Retail (-0.0%)
Gaiam, Inc. -Class A ‡	(6,600)	(38)
Internet Software & Services (-0.2%)
Savvis, Inc. ‡	(5,400)	(61)
Switch & Data Facilities Co., Inc. ‡	(7,000)	(81)
IT Services (-2.0%)
Forrester Research, Inc. ‡	(2,400)	(61)
Maximus, Inc.	(1,300)	(52)
Paychex, Inc.	(23,300)	(629)
SRA International, Inc. -Class A ‡	(26,100)	(402)
TNS, Inc. ‡	(2,600)	(44)
Total System Services, Inc.	(39,900)	(498)
Leisure Equipment & Products (-1.1%)
Brunswick Corp.	(13,900)	(83)
Hasbro, Inc.	(5,700)	(152)
Marine Products Corp.	(5,100)	(24)
Mattel, Inc.	(43,400)	(649)
Life Sciences Tools & Services (-1.8%)
AMAG Pharmaceuticals, Inc. ‡	(1,500)	(67)
Bio-Rad Laboratories, Inc. -Class A ‡	(6,000)	(418)
Covance, Inc. ‡	(23,300)	(916)

The notes to the financial statements are an integral part of this report.

	Shares	Value
Life Sciences Tools & Services (continued)
Nektar Therapeutics ‡	(12,000)	$(67)
Machinery (-6.3%)
Astec Industries, Inc. ‡	(2,100)	(65)
Barnes Group, Inc.	(5,300)	(75)
Caterpillar, Inc.	(5,000)	(178)
Deere & Co.	(8,900)	(367)
Freightcar America, Inc.	(3,100)	(60)
Gardner Denver, Inc. ‡	(22,500)	(599)
Greenbrier Cos., Inc.	(7,600)	(65)
Hurco Cos., Inc. ‡	(2,500)	(38)
Kaydon Corp.	(1,700)	(54)
Key Technology, Inc. ‡	(2,600)	(27)
Nacco Industries, Inc. -Class A	(1,300)	(50)
Nordson Corp.	(28,900)	(1,048)
PACCAR, Inc.	(31,600)	(1,119)
PMFG, Inc. ‡	(4,800)	(29)
Sun Hydraulics Corp.	(2,300)	(42)
Tennant Co.	(3,100)	(46)
Terex Corp. ‡	(52,900)	(730)
Toro Co.	(14,500)	(441)
Valmont Industries, Inc.	(3,500)	(223)
Media (-1.0%)
Cablevision Systems Corp. -Class A	(29,200)	(501)
Dolan Media Co. ‡	(3,000)	(36)
Primedia, Inc.	(7,500)	(29)
Walt Disney Co.	(12,500)	(274)
Metals & Mining (-3.0%)
Amcol International Corp.	(4,000)	(78)
Brush Engineered Materials, Inc. ‡	(2,400)	(41)
Century Aluminum Co. ‡	(86,400)	(349)
Commercial Metals Co.	(59,400)	(883)
Kaiser Aluminum Corp.	(2,000)	(59)
Nucor Corp.	(4,000)	(163)
Olympic Steel, Inc.	(1,300)	(23)
RTI International Metals, Inc. ‡	(4,000)	(52)
Steel Dynamics, Inc.	(66,300)	(825)
Multi-Utilities (-1.9%)
Black Hills Corp.	(23,300)	(463)
Oge Energy Corp.	(12,600)	(324)
PG&E Corp.	(16,500)	(613)
Scana Corp.	(5,200)	(157)
Office Electronics (-0.2%)
Zebra Technologies Corp. -Class A ‡	(8,800)	(187)
Oil, Gas & Consumable Fuels (-5.7%)
Cabot Oil & Gas Corp.	(20,612)	(622)
Carrizo Oil & Gas, Inc. ‡	(4,300)	(53)
Fx Energy, Inc. ‡	(15,400)	(58)
Holly Corp.	(38,100)	(799)
Newfield Exploration Co. ‡	(16,400)	(511)
Noble Energy, Inc.	(14,300)	(812)
PetroHawk Energy Corp. ‡	(53,500)	(1,262)
Spectra Energy Corp.	(42,300)	(613)
Paper & Forest Products (-0.6%)
Deltic Timber Corp.	(1,700)	(72)
Weyerhaeuser Co.	(13,000)	(458)
Personal Products (-1.3%)
Estee Lauder Cos., Inc. -Class A	(20,200)	(604)
NBTY, Inc. ‡	(19,800)	(513)
Pharmaceuticals (-2.1%)
Allergan, Inc.	(13,500)	(630)
Biomimetic Therapeutics, Inc. ‡	(2,900)	(25)
Medicis Pharmaceutical Corp. -Class A	(31,700)	(509)
Merck & Co., Inc.	(20,300)	(492)
Salix Pharmaceuticals, Ltd. ‡	(4,900)	(54)
Sucampo Pharmaceuticals, Inc. -Class A ‡	(3,800)	(25)
Vivus, Inc. ‡	(10,000)	(40)
Professional Services (-0.9%)
Administaff, Inc.	(2,000)	(53)
First Advantage Corp. -Class A ‡	(2,100)	(30)
FTI Consulting, Inc. ‡	(7,000)	(385)
Hill International, Inc. ‡	(7,900)	(32)
Huron Consulting Group, Inc. ‡	(800)	(38)
ICF International, Inc. ‡	(2,100)	(58)
Korn/Ferry International ‡	(5,000)	(53)
Resources Connection, Inc. ‡	(3,500)	(68)
Trueblue, Inc. ‡	(6,300)	(61)
Real Estate Management & Development (-1.6%)
Avatar Holdings, Inc. ‡	(2,800)	(52)
Consolidated-Tomoka Land Co.	(1,600)	(56)
Jones Lang Lasalle, Inc.	(28,300)	(913)
Maui Land & Pineapple Co., Inc. ‡	(1,900)	(12)
St. Joe Co. ‡	(8,600)	(214)
Tejon Ranch Co. ‡	(2,400)	(56)
Road & Rail (-1.5%)
Arkansas Best Corp.	(2,400)	(55)
Con-Way, Inc.	(29,700)	(736)
Kansas City Southern ‡	(28,100)	(429)
Semiconductors & Semiconductor Equipment (-4.5%)
Applied Materials, Inc.	(19,800)	(242)
ATMI, Inc. ‡	(3,500)	(55)
Cabot Microelectronics Corp. ‡	(1,300)	(37)
Cavium Networks, Inc. ‡	(4,800)	(60)
Cymer, Inc. ‡	(1,000)	(28)
KLA-Tencor Corp.	(21,300)	(591)
LAM Research Corp. ‡	(13,200)	(368)
Microchip Technology, Inc.	(7,500)	(173)
MKS Instruments, Inc. ‡	(4,200)	(66)
NVIDIA Corp. ‡	(28,900)	(332)
Omnivision Technologies, Inc. ‡	(5,900)	(56)
Power Integrations, Inc.	(2,700)	(58)
Semtech Corp. ‡	(43,100)	(622)
Varian Semiconductor Equipment Associates, Inc. ‡	(40,400)	(1,033)
Software (-5.4%)
Blackbaud, Inc.	(4,500)	(68)
Cadence Design Systems, Inc. ‡	(117,600)	(656)
Citrix Systems, Inc. ‡	(30,800)	(879)
Electronic Arts, Inc. ‡	(45,900)	(935)
Macrovision Solutions Corp. ‡	(44,500)	(901)
McAfee, Inc. ‡	(15,600)	(586)
Micros Systems, Inc. ‡	(2,400)	(50)
Phoenix Technologies, Ltd. ‡	(7,100)	(20)
SPSS, Inc. ‡	(2,100)	(65)
Synchronoss Technologies, Inc. ‡	(3,800)	(50)
Taleo Corp. -Class A ‡	(3,200)	(38)

The notes to the financial statements are an integral part of this report.

	Shares	Value
Software (continued)
THQ, Inc. ‡	(13,100)	$(45)
Tivo, Inc. ‡	(5,200)	(39)
Tyler Technologies, Inc. ‡	(3,400)	(56)
Ultimate Software Group, Inc. ‡	(2,800)	(52)
Specialty Retail (-4.6%)
Abercrombie & Fitch Co. -Class A	(8,600)	(233)
American Eagle Outfitters, Inc.	(82,100)	(1,217)
Bebe Stores, Inc.	(3,400)	(31)
Brown Shoe Co., Inc.	(8,100)	(52)
Chico’s FAS, Inc. ‡	(7,300)	(56)
Dick’s Sporting Goods, Inc. ‡	(26,600)	(505)
Group 1 Automotive, Inc.	(1,300)	(28)
J. Crew Group, Inc. ‡	(1,700)	(29)
O’Reilly Automotive, Inc. ‡	(22,800)	(886)
Rex Stores Corp. ‡	(4,300)	(51)
Staples, Inc.	(33,000)	(680)
Zumiez, Inc. ‡	(1,100)	(13)
Textiles, Apparel & Luxury Goods (-1.3%)
Fossil, Inc. ‡	(2,400)	(48)
Kenneth Cole Productions, Inc. -Class A	(3,600)	(25)
K-Swiss, Inc. -Class A	(3,200)	(32)
Movado Group, Inc.	(6,000)	(55)
Nike, Inc. -Class B	(4,100)	(215)
Perry Ellis International, Inc. ‡	(10,500)	(77)
Skechers U.S.A., Inc. -Class A ‡	(6,800)	(80)
V.F. Corp.	(8,800)	(522)
Volcom, Inc. ‡	(5,000)	(67)
Thrifts & Mortgage Finance (-0.1%)
Abington Bancorp, Inc.	(5,700)	(50)
First Place Financial Corp.	(1,900)	(11)
Home Federal Bancorp, Inc.	(3,300)	(33)
Trading Companies & Distributors (-1.7%)
Applied Industrial Technologies, Inc.	(2,400)	(54)
GATX Corp.	(20,700)	(623)
RSC Holdings, Inc. ‡	(3,400)	(26)
Rush Enterprises, Inc. -Class A ‡	(2,200)	(28)
WW Grainger, Inc.	(8,200)	(689)
Water Utilities (-0.1%)
American States Water Co.	(1,600)	(55)
Wireless Telecommunication Services (-1.1%)
Crown Castle International Corp. ‡	(11,100)	(272)
SBA Communications Corp. -Class A ‡	(16,200)	(408)
Telephone & Data Systems, Inc.	(9,100)	(261)
Total Common Stocks (proceeds $87,291)		(83,341)

Total Securities Sold Short (proceeds $87,291)		$(83,341)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
♦	Value is less than $1.
Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 3.71% to 3.74%, maturity dates of 04/01/2035, and with market values plus accrued interests of $19,989.

#

Aggregate cost for federal income tax purposes is $99,905. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $8,286 and $5,753, respectively. Net unrealized appreciation for tax purposes is $2,533.

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$82,841	$19,597	$—	$102,438

Investments in Securities Sold Short					Total Investments in Securities Sold
Level 1	Level 2	Level 3			Short
$(83,341)	$—	$	(♦	)	$(83,341)

Beginning Balance at 10/31/2008	Net (Purchases)/ Sales			Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 04/30/2009
$0	$	(♦	)	$—	$—	$—	$—	$	(♦	)

The notes to the financial statements are an integral part of this report.

Transamerica Evergreen International Small Cap

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (3.9%)
Germany (3.9%)
Fresenius AG, 1.22% ▲	108,272	$5,593
Porsche AG, 5.21% ▲	87,666	6,332
Total Preferred Stocks (cost $13,455)		11,925

COMMON STOCKS (93.9%)
Argentina (0.5%)
IRSA Inversiones y Representaciones SA GDR § ‡	387,129	1,471
Australia (2.6%)
Asx, Ltd.	145,438	3,458
Infigen Energy	1,035,356	948
Newcrest Mining, Ltd.	14,281	311
Sino Gold Mining, Ltd. ‡	838,930	3,323
Austria (1.8%)
Intercell AG ‡	97,680	2,585
Voestalpine AG	142,409	2,760
Belgium (0.9%)
Telenet Group Holding NV ‡	134,653	2,624
Bermuda (6.9%)
Catlin Group, Ltd.	443,248	2,308
China Gas Holdings, Ltd.	13,988,350	2,599
Lancashire Holdings, Ltd. ‡	726,622	5,160
PartnerRe, Ltd.	72,832	4,966
RenaissanceRe Holdings, Ltd.	113,537	5,525
Shangri-La Asia, Ltd.	226,182	334
Brazil (0.2%)
Empresa Brasileira de Aeronautica SA ADR ‡	43,868	712
Canada (2.8%)
Agnico-Eagle Mines, Ltd.	47,203	2,082
ING Canada, Inc.	79,032	2,289
Kinross Gold Corp.	103,194	1,594
Potash Corp. of Saskatchewan, Inc.	14,806	1,281
Rogers Communications, Inc. -Class B	31,921	784
Theratechnologies, Inc. ‡	220,942	524
Cayman Islands (2.5%)
Baidu, Inc.ADR ‡	3,201	746
SINA Corp. ‡	140,551	3,937
Vanceinfo Technologies, Inc. ADR ‡ §	348,137	2,771
Cyprus (0.4%)
Prosafe Production Public, Ltd. ‡	659,883	1,201
Finland (2.3%)
Sampo OYJ -Class A	372,482	7,013
France (13.2%)
Carbone Lorraine	100,615	2,637
CNP Assurances	37,959	3,008
Eurofins Scientific	86,889	4,838
Flo Groupe §	356,740	1,199
Michelin -Class B	62,041	3,201
Neopost SA	24,255	2,063
Peugeot SA	121,048	2,827
PPR SA	20,960	1,621
Rhodia SA	595,043	3,476
Scor SE	329,121	6,954
Sechilienne-Sidec	118,885	4,121
Teleperformance	147,319	4,279
Germany (6.7%)
Adidas AG	37,732	1,429
Deutsche Boerse AG	151,910	11,256
Hochtief AG	36,216	1,777
Rhoen Klinikum AG	205,486	4,328
Vossloh AG	16,279	1,680
Greece (4.0%)
EFG Eurobank Ergasias SA ‡	238,753	1,895
Hellenic Exchanges SA	1,165,401	10,270
Hong Kong (1.1%)
Hong Kong Exchanges and Clearing, Ltd.	280,672	3,272
Italy (1.6%)
Ansaldo Sts SpA ‡	80,938	1,297
Davide Campari-Milano SpA	286,088	1,942
Parmalat SpA	818,639	1,640
Japan (13.3%)
Ariake Japan Co., Ltd.	280,600	3,844
Central Japan Railway Co.	267	1,578
Daiichi Sankyo Co., Ltd.	104,900	1,760
East Japan Railway Co.	26,000	1,466
Kubota Corp.	646,000	3,852
Lawson, Inc.	45,700	1,770
Nippon Electric Glass Co., Ltd.	166,000	1,330
ONO Pharmaceutical Co., Ltd.	20,600	873
Osaka Securities Exchange Co., Ltd.	227	718
Shionogi & Co., Ltd.	145,100	2,494
Sompo Japan Insurance, Inc.	259,000	1,544
Sony Financial Holdings, Inc.	955	2,992
Sugi Holdings Co., Ltd.	146,200	2,759
Sundrug Co., Ltd.	77,400	1,199
T&D Holdings, Inc.	121,900	3,610
Toho Co., Ltd.	150,700	1,993
Toray Industries, Inc.	228,000	1,003
Uni-Charm Corp.	79,700	5,552
Jersey, C.I. (4.1%)
Charter International PLC	484,403	4,006
Experian Group, Ltd.	967,010	6,437
Randgold Resources, Ltd.ADR	43,071	2,085
Korea, Republic of (0.7%)
Lotte Confectionery Co., Ltd.	480	385
Taeyoung Engineering & Construction	314,170	1,788
Netherlands (2.6%)
Brunel International	26,130	423
Gemalto NV ‡	73,918	2,342
Koninklijke Vopak NV	47,365	2,104
Randstad Holding NV	133,713	3,086
Papua New Guinea (1.2%)
Lihir Gold, Ltd. ‡	1,660,029	3,619
Portugal (0.3%)
Galp Energia SGPS SA	71,847	960
Spain (3.7%)
Bolsas y Mercados Espanoles	181,629	5,119
Grifols SA	279,763	4,934
Viscofan SA	55,535	1,039
Switzerland (1.0%)
Dufry Group	7,982	213
Lonza Group AG	31,507	2,904
United Kingdom (19.5%)
AMEC PLC	584,415	5,378
Amlin PLC	177,444	947
Arriva PLC	49,829	342
Ashtead Group PLC	684,619	638
Balfour Beatty PLC	813,204	4,057

The notes to the financial statements are an integral part of this report.

	Shares	Value
United Kingdom (continued)
Britvic PLC	947,838	$3,670
Capital Group PLC	148,236	1,501
Compass Group PLC	841,293	4,032
Hays PLC	2,937,544	3,922
ICAP PLC	573,811	3,177
Intertek Group PLC	377,686	5,704
KESA Electricals PLC	1,209,662	2,384
Man Group PLC	1,161,024	4,354
Premier Oil PLC ‡	102,252	1,579
RAB Capital PLC	791,413	214
Rexam PLC	793,550	3,716
Serco Group PLC	848,854	4,612
Smiths Group PLC	251,764	2,732
Stagecoach Group PLC	9	♦
Travis Perkins PLC	194,829	2,031
Tullow Oil PLC	234,522	2,798
Wolseley PLC ‡	72,060	1,307
Total Common Stocks (cost $301,536)		285,192

RIGHTS (0.1%)
United Kingdom (0.1%)
Premier Oil PLC	32,870	271
Total Rights (cost $172)

	Principal
REPURCHASE AGREEMENT (3.8%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $11,489 on 05/01/2009 •	$11,489	11,489
Total Repurchase Agreement (cost $11,489)

Total Investment Securities (cost $326,652) #		308,877
Other Assets and Liabilities, net		(5,289)

Net Assets		$303,588

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro	3,906	06/19/2009	$5,293	$(126)
Euro	(6,511)	06/19/2009	(8,458)	(154)
Japanese Yen	117,935	05/01/2009	1,219	(23)
Japanese Yen	(89,383)	05/01/2009	(925)	18
Pound Sterling	1,566	06/30/2009	2,314	3
Pound Sterling	(3,334)	06/30/2009	(4,775)	(158)
Pound Sterling	(4,496)	07/22/2009	(6,533)	(117)
				$(557)

The notes to the financial statements are an integral part of this report.

(all amounts in thousands)

(unaudited)

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Insurance	15.1%	$46,316
Diversified Financial Services	11.0	34,093
Professional Services	8.2	25,352
Metals & Mining	5.2	15,774
Machinery	3.0	9,538
Automobiles	3.0	9,159
Biotechnology	2.6	8,043
Capital Markets	2.5	7,745
Life Sciences Tools & Services	2.5	7,742
Construction & Engineering	2.5	7,622
Food Products	2.1	6,908
Energy Equipment & Services	2.1	6,579
Chemicals	2.0	5,760
Food & Staples Retailing	1.9	5,728
Beverages	1.8	5,612
Oil, Gas & Consumable Fuels	1.8	5,608
Health Care Equipment & Supplies	1.8	5,593
Hotels, Restaurants & Leisure	1.8	5,565
Household Products	1.8	5,552
Pharmaceuticals	1.7	5,127
Independent Power Producers & Energy Traders	1.6	5,069
Internet Software & Services	1.5	4,683
Specialty Retail	1.5	4,628
Commercial Services & Supplies	1.5	4,612
Health Care Providers & Services	1.4	4,328
Containers & Packaging	1.2	3,716
Transportation Infrastructure	1.1	3,401
Road & Rail	1.1	3,386
Auto Components	1.0	3,201
Software	0.9	2,771
Industrial Conglomerates	0.9	2,732
Electrical Equipment	0.9	2,637
Diversified Telecommunication Services	0.8	2,624
Gas Utilities	0.8	2,599
Computers & Peripherals	0.8	2,342
Office Electronics	0.7	2,063
Media	0.6	1,993
Trading Companies & Distributors	0.6	1,945
Commercial Banks	0.6	1,895
Multiline Retail	0.5	1,621
Real Estate Management & Development	0.5	1,471
Textiles, Apparel & Luxury Goods	0.5	1,429
Electronic Equipment & Instruments	0.4	1,330
Wireless Telecommunication Services	0.3	784
Aerospace & Defense	0.2	712
Investment Securities, at Value	96.3	297,388
Short-Term Investments	3.7	11,489
Total Investments	100.0%	$308,877

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 04/30/2009.
‡	Non-income producing security.
♦	Value is less than $1.
§	Illiquid. Investment securities aggregated $5,441 or 1.79%, of the Fund’s net assets.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 4.56% to 4.78%, maturity dates of 02/01/2035, and with market values plus accrued interests of $11,719.

#

Aggregate cost for federal income tax purposes is $326,652. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $18,680 and $36,455, respectively. Net unrealized depreciation for tax purposes is $17,775.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities				Other Financial Instruments*
Level 1	Level 2	Level 3	Total Investments in Securities	Level 1	Level 2	Level 3
$297,388	$11,489	$—	$308,877	$(557)	$—	$—

* Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Federated Market Opportunity

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (4.6%)
United States (4.6%)
U.S. Treasury Bond
3.50%, 02/15/2039	$2,000		$1,812
U.S. Treasury Note
2.75%, 02/15/2019		2,000	1,937
Total U.S. Government Obligations (cost $3,833)			3,749

FOREIGN GOVERNMENT OBLIGATIONS (4.6%)
Argentina (0.3%)
Argentina Bonos
1.68%, 08/03/2012 *		500	264
Brazil (1.3%)
Notas do Tesouro Nacional
6.00%, 05/15/2015	BRL	600	481
10.00%, 01/01/2012	BRL	1,300	592
Colombia (0.3%)
Colombia Government International Bond
11.75%, 03/01/2010	COP	600,000	271
Ecuador (0.1%)
Republic of Ecuador
9.38%, 12/15/2015	$100		44
Poland (0.9%)
Poland Government Bond
5.25%, 10/25/2017	PLN	2,500	708
Turkey (0.8%)
Turkey Government Bond
11/03/2010	TRY	1,300	680
Venezuela (0.9%)
Republic of Venezuela
9.38%, 01/13/2034	$1,200		720
Total Foreign Government Obligations (cost $3,406)			3,760

		Shares
COMMON STOCKS (35.3%)
Bermuda (0.9%)
Bunge, Ltd.		15,900	763
Canada (13.4%)
Barrick Gold Corp.		66,700	1,941
Enerplus Resources Trust		48,400	914
Goldcorp, Inc.		59,400	1,635
Kinross Gold Corp.		149,000	2,302
Pan American Silver Corp. ‡		60,600	999
Penn West Energy Trust		68,850	755
Silver Wheaton Corp. ‡		30,300	231
Yamana Gold, Inc.		283,300	2,241
France (0.6%)
Veolia Environnement		16,950	470
Japan (0.4%)
Chiyoda Corp.		54,000	321
Netherlands Antilles (1.1%)
Schlumberger, Ltd.		18,400	901
Peru (0.5%)
Cia de Minas Buenaventura SA ADR		19,900	421
Singapore (0.8%)
Singapore Airlines, Ltd.		94,000	679
South Africa (1.1%)
Harmony Gold Mining Co., Ltd. ADR ‡		95,200	887
Switzerland (1.4%)
ABB, Ltd. ADR		19,900	283
Noble Corp.		31,000	847
United States (15.1%)
AGCO Corp. ‡		43,900	1,067
Baker Hughes, Inc.		20,700	737
Chesapeake Energy Corp.		27,800	548
Cimarex Energy Co.		21,300	573
Devon Energy Corp.		12,800	663
Diamond Offshore Drilling, Inc.		6,400	463
Ensco International, Inc.		46,000	1,301
Healthcare Realty Trust, Inc. REIT		29,800	500
Intrepid Potash, Inc. ‡		47,800	1,180
Mosaic Co.		19,100	773
Nationwide Health Properties, Inc. REIT		23,600	583
Newmont Mining Corp.		16,600	668
Rowan Cos., Inc.		98,000	1,530
Stone Energy Corp. ‡		46,300	200
Unit Corp. ‡		62,000	1,693
Total Common Stocks (cost $27,798)			29,069

INVESTMENT COMPANIES (4.2%)
Canada (1.0%)
Central Fund of Canada, Ltd.		72,000	806
United States (3.2%)
iShares Iboxx High Yield Corporate Bond Fund		11,200	854
PowerShares DB Agriculture Fund		70,000	1,771
Total Investment Companies (cost $3,220)			3,431

		Notional Amount
PURCHASED OPTIONS (7.4%)
Put Options (7.4%)
SPDR Trust
Put Strike $100.00
Expires 06/20/2009		59	820
Midcap SPDR Trust
Put Strike $110.00
Expires 06/20/2009		64	728
International Business Machines Corp.
Put Strike $110.00
Expires 07/18/2009		10	102
iShares, Inc.
Put Strike $35.00
Expires 06/20/2009		124	550
iShares Trust
Put Strike $55.00
Expires 06/30/2009		166	1,275
SPDR Trust
Put Strike $95.00
Expires 06/20/2009		72	687
PowerShares QQQ Trust
Put Strike $36.00
Expires 06/20/2009		109	301
Consumer Discretionary
Put Strike $25.00
Expires 06/20/2009		117	290

The notes to the financial statements are an integral part of this report.

(all amounts in thousands)

(unaudited)

	Notional Amount	Value
Put Options (continued)
PowerShares QQQ Trust
Put Strike $40.00
Expires 07/18/2009	99	$555
SPDR Trust
Put Strike $105.00
Expires 07/18/2009	45	775
Total Purchased Options (cost $8,152)		6,083

	Principal
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (2.7%)
U.S. Treasury Bill
0.15%, 06/04/2009 - 07/09/2009	$2,250	2,250
Total Short-Term U.S. Government Obligations (cost $2,250)

REPURCHASE AGREEMENT (40.1%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $32,962 on 05/01/2009 •	32,962	32,962
Total Repurchase Agreement (cost $32,962)

Total Investment Securities (cost $81,621) #		81,304
Other Assets and Liabilities, net		888

Net Assets		$82,192

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	2,100	06/23/2009	$1,436	$84
Brazil Real	2,106	08/04/2009	900	41
Chilean Peso	117,100	07/02/2009	200	1
Indonesian Rupiah	2,398,000	07/02/2009	200	24
Japanese Yen	(32,769)	06/23/2009	(338)	5
Norwegian Krone	19,081	06/12/2009	2,722	180
Peruvian Sol	633	06/30/2009	200	12
Swedish Krona	20,958	06/17/2009	2,435	171
Swedish Krona	(12,891)	06/17/2009	(1,606)	3
Swiss Franc	(1,029)	08/04/2009	(900)	(3)
				$518

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Bought/Sold	Currency	Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Buy	Australian Dollar	870	06/23/2009	$72
Sell	Japanese Yen	51,935	06/23/2009	30
Buy	Australian Dollar	959	06/23/2009	75
Sell	Japanese Yen	57,764	06/23/2009	33
Buy	Australian Dollar	1,800	06/23/2009	150
Sell	Japanese Yen	106,893	06/23/2009	69
Buy	Japanese Yen	106,674	05/28/2009	(1)
Sell	Pound Sterling	750	05/28/2009	(26)
Buy	Japanese Yen	137,280	06/23/2009	(1)
Sell	Australian Dollar	2,000	06/23/2009	(55)
Buy	Japanese Yen	254,561	06/23/2009	(1)
Sell	New Zealand Dollar	4,500	06/23/2009	48
Buy	New Zealand Dollar	4,500	06/23/2009	243
Sell	Japanese Yen	221,792	06/23/2009	43
Buy	Pound Sterling	2,200	05/28/2009	188
Sell	Japanese Yen	272,866	05/28/2009	299
				$1,166

The notes to the financial statements are an integral part of this report.

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Metals & Mining	13.9%	$11,325
Energy Equipment & Services	9.3	7,471
Derivative	7.5	6,083
Foreign Government Obligation	4.6	3,760
U.S. Government Obligation	4.6	3,749
Oil, Gas & Consumable Fuels	4.6	3,653
Capital Markets	4.2	3,431
Chemicals	2.4	1,953
Real Estate Investment Trusts	1.3	1,083
Machinery	1.3	1,067
Food Products	0.9	763
Airlines	0.8	679
Multi-Utilities	0.6	470
Construction & Engineering	0.4	321
Electrical Equipment	0.3	284
Investment Securities, at Value	56.7	46,092
Short-Term Investments	43.3	35,212
Total Investments	100.0%	$81,304

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 04/30/2009.
‡	Non-income producing security.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 0.85% to 0.95%, maturity dates of 06/15/2034, and with market values plus accrued interests of $33,623.

#

Aggregate cost for federal income tax purposes is $81,621. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,175 and $4,492, respectively. Net unrealized depreciation for tax purposes is $317.

DEFINITIONS:

ADR	American Depositary Receipt
BRL	Brazilian Real
COP	Columbian Peso
PLN	New Polish Zloty
QQQ	NASDAQ 100 Trust
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
SPDR	Standard & Poor’s Depository Receipt
TRY	Turkish New Lira

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities				Other Financial Instruments*
Level 1	Level 2	Level 3	Total Investments in Securities	Level 1	Level 2	Level 3
$32,500	$48,804	$—	$81,304	$1,684	$—	$—

*Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica JPMorgan International Bond

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts in thousands)

(unaudited)

	Principal		Value
FOREIGN GOVERNMENT OBLIGATIONS (62.5%)
Australia (0.3%)
New South Wales Treasury Corp.
5.50%, 03/01/2017	AUD	2,700	$1,961
Belgium (2.8%)
Belgium Government Bond
4.00%, 03/28/2018	EUR	13,100	17,645
Canada (3.0%)
Canadian Government Bond
3.75%, 06/01/2012	CAD	15,400	13,815
5.75%, 06/01/2033	CAD	4,913	5,291
Denmark (3.9%)
Denmark Government Bond
5.00%, 11/15/2013	DKK	35,000	6,771
6.00%, 11/15/2009	DKK	100,920	18,306
France (9.3%)
Caisse D’amortissement de La Dette Sociale
3.13%, 07/12/2010	EUR	8,900	11,991
3.75%, 10/25/2020	EUR	4,520	5,749
French Government Bond
5.75%, 10/25/2032	EUR	12,500	20,273
French Treasury Note
2.50%, 07/12/2010	EUR	16,080	21,611
Germany (1.6%)
Bundesrepublik Deutschland
4.25%, 01/04/2014	EUR	5,600	8,028
4.75%, 07/04/2034	EUR	1,400	2,031
Ireland (1.3%)
Ireland Government Bond
3.90%, 03/05/2012	EUR	6,000	8,070
Italy (7.1%)
Italy Buoni Poliennali del Tesoro
4.00%, 02/01/2037	EUR	9,100	10,330
5.00%, 08/01/2034	EUR	9,660	12,758
5.25%, 08/01/2017	EUR	15,200	22,174
Japan (20.9%)
Development Bank of Japan
1.05%, 06/20/2023	JPY	2,311,000	20,261
1.60%, 06/20/2014	JPY	510,000	5,250
2.30%, 03/19/2026	JPY	500,000	5,085
Japan Finance Corp. for Municipal Enterprises
1.55%, 02/21/2012	JPY	3,656,000	37,877
Japan Government Bond
1.50%, 09/20/2018	JPY	1,765,000	18,118
1.70%, 09/20/2017	JPY	1,050,000	11,028
1.80%, 06/20/2018	JPY	633,500	6,681
1.90%, 06/20/2025	JPY	580,000	5,888
2.10%, 09/20/2024 - 09/20/2028	JPY	2,250,000	23,088
Netherlands (3.1%)
Netherlands Government Bond
4.00%, 01/15/2037	EUR	5,050	6,616
4.25%, 07/15/2013	EUR	9,400	13,290
Spain (4.5%)
Spain Government Bond
4.25%, 01/31/2014	EUR	6,800	9,433
4.60%, 07/30/2019	EUR	2,300	3,197
4.90%, 07/30/2040	EUR	1,700	2,446
5.40%, 07/30/2011	EUR	9,600	13,665
Sweden (1.2%)
Sweden Government Bond
5.50%, 10/08/2012	SEK	56,720	7,872
United Kingdom (3.5%)
U.K. Gilt
4.25%, 06/07/2032	GBP	5,550	8,141
4.50%, 03/07/2019 - 12/07/2042	GBP	5,200	7,944
4.75%, 09/07/2015	GBP	3,700	6,100
Total Foreign Government Obligations (cost $389,019)			398,784

MORTGAGE-BACKED SECURITY (0.5%)
Spain (0.5%)
UCI
Series 15, Class A §
1.77%, 12/18/2048 *	EUR	4,591	3,486
Total Mortgage-Backed Security (cost $6,136)

ASSET-BACKED SECURITY (0.1%)
Spain (0.1%)
Fondo de Titulizacion de Activos Santander Auto §
Series 1, Class A
1.93%, 11/25/2021 *	EUR	542	696
Total Asset-Backed Security (cost $690)

CORPORATE DEBT SECURITIES (30.5%)
France (5.8%)
Compagnie de Financement Foncier
1.25%, 12/01/2011	JPY	2,230,000	21,843
Dexia Municipal Agency
3.50%, 09/21/2009	EUR	11,530	15,341
Germany (9.0%)
Bayerische Landesbank
1.40%, 04/22/2013	JPY	1,508,000	14,780
Eurohypo AG
3.75%, 04/11/2011	EUR	14,800	19,960
Kreditanstalt Fuer Wiederaufbau
2.60%, 06/20/2037	JPY	355,000	3,417
5.50%, 09/15/2009	GBP	11,450	17,456
Landwirtschaftliche Rentenbank
1.38%, 04/25/2013	JPY	101,000	1,012
Ireland (1.5%)
Depfa ACS Bank
1.65%, 12/20/2016	JPY	800,000	4,909
Ulster Bank Finance PLC
1.63%, 03/29/2011 *	EUR	4,000	4,766
Luxembourg (1.7%)
European Investment Bank
5.63%, 10/15/2010	EUR	7,900	11,027
Spain (4.0%)
Ayt Cedulas Cajas VII Fondo de Titulizacion de Activos
4.00%, 06/23/2011	EUR	15,700	20,649
La Caja de Ahorros y Pensiones de Barcelona
3.25%, 10/05/2015	EUR	3,900	4,797
Supranational (4.1%)
European Investment Bank
1.40%, 06/20/2017	JPY	2,646,000	26,456

	Principal		Value
United Kingdom (4.4%)
Barclays Bank PLC §
1.59%, 04/20/2016*	EUR	4,000	$3,691
Lloyds TSB Bank PLC
3.75%, 11/17/2011	EUR	5,285	7,244
Network Rail Infrastructure Finance PLC
4.38%, 01/18/2011	GBP	5,870	9,049
4.75%, 11/29/2035	GBP	2,530	3,711
Royal Bank of Scotland PLC §
3.75%, 11/14/2011	EUR	3,130	4,311
Total Corporate Debt Securities (cost $191,489)			194,419

SHORT-TERM FOREIGN GOVERNMENT OBLIGATION (0.3%)
France Treasury Bill
11/05/2009		$1,524	2,009
Total Short-Term Foreign Government Obligation (cost $2,012)

CERTIFICATE OF DEPOSIT (1.8%)
Royal Bank of Scotland PLC 0.20%, 05/01/2009	11,800	11,800
Total Certificate of Deposit (cost $11,800)

REPURCHASE AGREEMENTS (0.5%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $3,150 on 05/01/2009 •	3,150	3,150
Total Repurchase Agreements (cost $3,150)

Total Investment Securities (cost $604,296) #		614,344
Other Assets and Liabilities, net		24,029

Net Assets		$638,373

FUTURES CONTRACTS:

Description	Contracts Г	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year Canada Government Bond	2	06/19/2009	$3
10-Year Japan Government Bond	36	06/11/2009	(763)
German Euro BOBL	364	06/08/2009	(296)
German Euro Bund	174	06/08/2009	(426)
German Euro Schatz	266	06/08/2009	(12)
U.K. Long Gilt	61	06/26/2009	(173)
			$(1,668)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	17,929	06/11/2009	$12,801	$189
Australian Dollar	(3,873)	06/11/2009	(2,686)	(121)
Canadian Dollar	9,400	06/11/2009	7,555	324
Canadian Dollar	(28,460)	06/11/2009	(23,260)	(596)
Danish Krone	(112,010)	06/11/2009	(20,306)	427
Euro	13,212	06/11/2009	17,406	72
Euro	(40,810)	06/11/2009	(55,050)	1,066
Japanese Yen	8,057,029	06/11/2009	79,714	2,036
Japanese Yen	(475,217)	06/11/2009	(4,772)	(49)
Norwegian Krone	50,650	06/11/2009	7,786	(83)
Norwegian Krone	(11,581)	06/11/2009	(1,761)	♦
Swedish Krona	17,068	06/11/2009	2,118	4
Swedish Krona	(30,009)	06/11/2009	(3,731)	♦
Swiss Franc	69	06/11/2009	61	(1)
Pound Sterling	1,570	06/11/2009	2,329	(6)
Pound Sterling	(5,360)	06/11/2009	(7,702)	(228)
				$3,034

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Bought/Sold	Currency	Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Buy	Australian Dollar	1,392	06/11/2009	$6
Sell	Pound Sterling	677	06/11/2009	2
Buy	Australian Dollar	1,428	06/11/2009	22
Sell	Euro	762	06/11/2009	5
Buy	Australian Dollar	1,431	06/11/2009	29
Sell	Norwegian Krone	6,823	06/11/2009	(30)
Buy	Australian Dollar	1,432	06/11/2009	43
Sell	Canadian Dollar	1,249	06/11/2009	(52)

The notes to the financial statements are an integral part of this report.

Bought/Sold	Currency	Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Buy	Australian Dollar	1,475	06/11/2009	$7
Sell	Swedish Krona	8,898	06/11/2009	(44)
Buy	Australian Dollar	1,869	06/11/2009	31
Sell	Japanese Yen	129,777	06/11/2009	7
Buy	Australian Dollar	2,258	06/11/2009	18
Sell	Japanese Yen	157,888	06/11/2009	16
Buy	Australian Dollar	2,286	06/11/2009	32
Sell	Japanese Yen	163,836	06/11/2009	(39)
Buy	Canadian Dollar	1,588	06/11/2009	15
Sell	Australian Dollar	1,824	06/11/2009	(5)
Buy	Canadian Dollar	3,151	06/11/2009	92
Sell	Pound Sterling	1,750	06/11/2009	(40)
Buy	Euro	714	06/11/2009	(14)
Sell	Japanese Yen	97,215	06/11/2009	(28)
Buy	Euro	849	06/11/2009	9
Sell	Japanese Yen	106,120	06/11/2009	38
Buy	Euro	908	06/11/2009	(18)
Sell	Canadian Dollar	1,512	06/11/2009	(48)
Buy	Euro	936	06/11/2009	4
Sell	Pound Sterling	827	06/11/2009	10
Buy	Euro	1,242	06/11/2009	(11)
Sell	Japanese Yen	164,520	06/11/2009	(15)
Buy	Euro	1,422	06/11/2009	(4)
Sell	Japanese Yen	186,349	06/11/2009	(6)
Buy	Euro	1,715	06/11/2009	(8)
Sell	Japanese Yen	226,114	06/11/2009	(18)
Buy	Euro	1,748	06/11/2009	♦
Sell	Australian Dollar	3,242	06/11/2009	(37)
Buy	Euro	1,767	06/11/2009	33
Sell	Japanese Yen	225,989	06/11/2009	12
Buy	Euro	1,840	06/11/2009	50
Sell	Swedish Krona	20,275	06/11/2009	(137)
Buy	Euro	2,273	06/11/2009	42
Sell	Japanese Yen	288,596	06/11/2009	37
Buy	Euro	2,303	06/11/2009	42
Sell	Swedish Krona	24,869	06/11/2009	(87)
Buy	Euro	2,441	06/11/2009	67
Sell	Pound Sterling	2,191	06/11/2009	(79)
Buy	Euro	2,456	06/11/2009	(7)
Sell	Swedish Krona	26,632	06/11/2009	(55)
Buy	Euro	2,593	06/11/2009	♦
Sell	Japanese Yen	341,420	06/11/2009	(34)
Buy	Euro	2,726	06/11/2009	(8)
Sell	Pound Sterling	2,406	06/11/2009	54
Buy	Japanese Yen	94,069	06/11/2009	(2)
Sell	Euro	740	06/11/2009	(23)
Buy	Japanese Yen	103,531	06/11/2009	12
Sell	Australian Dollar	1,456	06/11/2009	(16)
Buy	Japanese Yen	178,347	06/11/2009	40
Sell	Euro	1,341	06/11/2009	(5)
Buy	Japanese Yen	254,720	06/11/2009	24
Sell	Euro	1,895	06/11/2009	54
Buy	Japanese Yen	401,103	06/11/2009	71
Sell	Australian Dollar	5,542	06/11/2009	(17)
Buy	Japanese Yen	414,250	06/11/2009	9
Sell	Euro	3,161	06/11/2009	13
Buy	Japanese Yen	628,240	06/11/2009	14
Sell	Euro	4,798	06/11/2009	14
Buy	Norwegian Krone	8,261	06/11/2009	39
Sell	Australian Dollar	1,735	06/11/2009	(40)
Buy	Norwegian Krone	10,974	06/11/2009	61
Sell	Japanese Yen	159,665	06/11/2009	(13)
Buy	Swedish Krona	31,068	06/11/2009	6
Sell	Euro	2,882	06/11/2009	45

The notes to the financial statements are an integral part of this report.

Bought/Sold	Currency	Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Buy	Swedish Krona	44,434	06/11/2009	124
Sell	Euro	4,081	06/11/2009	1
Buy	Pound Sterling	965	06/11/2009	13
Sell	Australian Dollar	2,010	06/11/2009	(41)
Buy	Pound Sterling	1,570	06/11/2009	9
Sell	Euro	1,735	06/11/2009	19
				$310

INVESTMENTS BY INDUSTRY:	Percentage of Total Investments	Value
Foreign Government Obligation	65.0%	$398,784
Commercial Banks	19.4	119,206
Thrifts & Mortgage Finance	6.8	41,804
Diversified Financial Services	5.4	33,409
Mortgage-Backed Security	0.6	3,486
Asset-Backed Security	0.1	696
Investment Securities, at Value	97.3	597,385
Short-Term Investments	2.7	16,959
Total Investments	100.0%	$614,344

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 04/30/2009.
♦	Value is less than $1.
§	Illiquid. Investment securities aggregated $12,183, or 1.91%, of the Fund’s net assets.
Г	Contract Amounts are not in thousands.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 4.56% to 4.84%, maturity dates ranging from 09/01/2034 to 10/01/2034, and with market values plus accrued interests of $3,214.

#

Aggregate cost for federal income tax purposes is $604,296. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $37,164 and $27,116, respectively. Net unrealized appreciation for tax purposes is $10,048.

DEFINITIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Kroner
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
PLC	Public Limited Company
SEK	Swedish Krona

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities				Other Financial Instruments*
Level 1	Level 2	Level 3	Total Investments in Securities	Level 1	Level 2	Level 3
$—	$614,344	$—	$614,344	$1,676	$—	$—

*Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica JPMorgan Mid Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.0%)
Aerospace & Defense (2.5%)
Alliant Techsystems, Inc. ‡	12,400	$988
L-3 Communications Corp.	12,100	921
Precision Castparts Corp.	24,200	1,811
Auto Components (0.6%)
Wabco Holdings, Inc.	53,500	855
Beverages (0.4%)
Brown-Forman Corp. -Class B	12,525	582
Capital Markets (1.7%)
Affiliated Managers Group, Inc. ‡	9,450	537
Northern Trust Corp.	14,300	777
T. Rowe Price Group, Inc.	31,500	1,214
Chemicals (4.2%)
Air Products & Chemicals, Inc.	14,200	936
Albemarle Corp.	94,272	2,529
PPG Industries, Inc.	31,900	1,405
Sigma-Aldrich Corp.	32,500	1,425
Commercial Banks (5.7%)
Bancorpsouth, Inc.	23,900	556
City National Corp.	10,900	399
Cullen/Frost Bankers, Inc.	42,500	2,001
M&T Bank Corp.	54,000	2,832
Synovus Financial Corp.	181,600	587
TCF Financial Corp.	79,800	1,110
Wilmington Trust Corp.	66,300	962
Commercial Services & Supplies (1.8%)
Republic Services, Inc. -Class A	125,400	2,633
Computers & Peripherals (0.1%)
NCR Corp. ‡	14,181	144
Construction Materials (0.5%)
Vulcan Materials Co.	14,500	689
Containers & Packaging (1.5%)
Ball Corp.	60,100	2,267
Distributors (1.5%)
Genuine Parts Co.	64,700	2,197
Diversified Consumer Services (0.8%)
H&R Block, Inc.	76,200	1,154
Diversified Telecommunication Services (1.1%)
CenturyTel, Inc.	38,400	1,042
Windstream Corp.	69,254	575
Electric Utilities (3.9%)
American Electric Power Co., Inc.	104,200	2,748
FirstEnergy Corp.	28,180	1,153
Westar Energy, Inc.	108,600	1,904
Electrical Equipment (0.6%)
Cooper Industries, Ltd. -Class A	28,500	935
Electronic Equipment & Instruments (4.4%)
Amphenol Corp. -Class A	56,500	1,912
Arrow Electronics, Inc. ‡	108,900	2,476
Tyco Electronics, Ltd.	125,100	2,182
Food & Staples Retailing (2.4%)
Safeway, Inc.	157,500	3,111
SYSCO Corp.	17,500	408
Food Products (1.2%)
JM Smucker Co.	46,500	1,832
Gas Utilities (4.2%)
Energen Corp.	94,700	3,420
EQT Corp.	55,300	1,860
Oneok, Inc.	40,500	1,060
Health Care Equipment & Supplies (1.3%)
Becton Dickinson & Co.	31,985	1,934
Health Care Providers & Services (3.7%)
Community Health Systems, Inc. ‡	49,800	1,137
Coventry Health Care, Inc. ‡	84,450	1,344
Lincare Holdings, Inc. ‡	75,783	1,829
VCA Antech, Inc. ‡	51,700	1,294
Hotels, Restaurants & Leisure (2.1%)
Burger King Holdings, Inc.	57,100	933
Marriott International, Inc. -Class A	90,800	2,139
Household Durables (1.7%)
Fortune Brands, Inc.	51,200	2,013
Jarden Corp. ‡	29,700	597
Household Products (1.0%)
Clorox Co.	27,200	1,525
Industrial Conglomerates (1.3%)
Carlisle Cos., Inc.	83,500	1,900
Insurance (11.4%)
Assurant, Inc.	106,000	2,591
Cincinnati Financial Corp.	125,155	2,997
Everest RE Group, Ltd.	27,500	2,053
Loews Corp.	31,800	792
Old Republic International Corp.	379,250	3,554
OneBeacon Insurance Group, Ltd. -Class A §	146,800	1,706
Principal Financial Group, Inc.	97,200	1,588
W.R. Berkley Corp.	73,900	1,767
IT Services (0.8%)
Total System Services, Inc.	28,287	353
Western Union Co.	51,900	869
Machinery (1.2%)
Dover Corp.	29,500	908
Illinois Tool Works, Inc.	27,500	902
Media (3.9%)
Cablevision Systems Corp. -Class A	71,200	1,222
Clear Channel Outdoor Holdings, Inc. -Class A ‡	148,173	569
Omnicom Group, Inc.	24,100	758
Scripps Networks Interactive, Inc. -Class A	51,600	1,416
Washington Post Co. -Class B	4,625	1,936
Multi-Utilities (4.9%)
CMS Energy Corp.	194,100	2,333
PG&E Corp.	67,435	2,503
Xcel Energy, Inc.	134,800	2,486
Oil, Gas & Consumable Fuels (5.5%)
CVR Energy, Inc. ‡	116,000	854
Devon Energy Corp.	34,200	1,773
Kinder Morgan Management LLC ‡	45,598	1,862
Teekay Corp.	77,500	1,119
Williams Cos., Inc.	190,100	2,681
Real Estate Investment Trusts (5.6%)
Kimco Realty Corp.	201,200	2,418
Public Storage, Inc.	11,400	762
Rayonier, Inc.	9,145	353
Regency Centers Corp.	44,100	1,652
Ventas, Inc.	44,400	1,272
Vornado Realty Trust	38,058	1,861

The notes to the financial statements are an integral part of this report.

	Shares	Value
Real Estate Management & Development (0.8%)
Brookfield Properties Corp.	166,950	$1,247
Software (1.2%)
Jack Henry & Associates, Inc.	98,300	1,771
Specialty Retail (6.2%)
AutoNation, Inc. ‡	67,261	1,191
AutoZone, Inc. ‡	7,700	1,281
Bed Bath & Beyond, Inc. ‡	23,000	700
Gap, Inc.	102,000	1,586
Sherwin-Williams Co.	15,400	872
Staples, Inc.	67,800	1,398
Tiffany & Co.	40,200	1,163
TJX Cos., Inc.	41,800	1,169
Textiles, Apparel & Luxury Goods (1.4%)
Columbia Sportswear Co.	9,000	276
V.F. Corp.	30,700	1,820
Thrifts & Mortgage Finance (1.1%)
People’s United Financial, Inc.	103,100	1,610
Tobacco (0.7%)
Lorillard, Inc.	17,400	1,098
Water Utilities (0.5%)
American Water Works Co., Inc.	40,700	733
Wireless Telecommunication Services (1.6%)
Telephone & Data Systems, Inc. -Class L §	91,600	2,367
Total Common Stocks (cost $187,230)		144,966

	Principal
REPURCHASE AGREEMENT (4.7%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $7,047 on 05/01/2009 •	$7,047	7,047
Total Repurchase Agreement (cost $7,047)

Total Investment Securities (cost $194,277) #		152,013
Other Assets and Liabilities, net		(2,604)

Net Assets		$149,409

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
§	Illiquid. Investment securities aggregated $4,073, or 2.73%, of the Fund’s net assets.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 3.71% to 3.74%, maturity dates of 04/01/2035, and with market values plus accrued interests of $7,189.

#

Aggregate cost for federal income tax purposes is $194,277. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,782 and $47,046, respectively. Net unrealized depreciation for tax purposes is $42,264.

DEFINITION:

LLC	Limited Liability Company

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$144,966	$7,047	$—	$152,013

The notes to the financial statements are an integral part of this report.

Transamerica Loomis Sayles Bond

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts in thousands)

(unaudited)

	Principal		Value
FOREIGN GOVERNMENT OBLIGATIONS (9.5%)
Australia (3.0%)
New South Wales Treasury Corp.
5.50%, 03/01/2017	AUD	16,980	$12,334
6.00%, 05/01/2012	AUD	4,340	3,298
7.00%, 12/01/2010	AUD	4,400	3,370
Brazil (0.8%)
Republic of Brazil
10.25%, 01/10/2028	BRL	12,500	5,145
Canada (4.4%)
Canada Housing Trust
3.55%, 09/15/2013	CAD	1,825	1,616
Canadian Government Bond
3.75%, 06/01/2012	CAD	6,690	6,001
4.00%, 06/01/2016	CAD	1,685	1,547
5.25%, 06/01/2012	CAD	10,770	10,066
5.75%, 06/01/2033	CAD	5,300	5,708
Province of Ontario Canada
4.20%, 03/08/2018	CAD	150	127
Province of Quebec Canada
6.75%, 11/09/2015	NZD	4,280	2,472
Colombia (0.3%)
Republic of Colombia
9.85%, 06/28/2027	COP	665,000	320
12.00%, 10/22/2015	COP	3,500,000	1,831
New Zealand (1.0%)
New Zealand Government Bond
6.00%, 12/15/2017	NZD	10,210	6,046
Total Foreign Government Obligations (cost $63,298)			59,881

MORTGAGE-BACKED SECURITIES (3.7%)
United States (3.7%)
Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class A4
5.54%, 09/11/2041		$1,000	840
Series 2007-PW15, Class A4
5.33%, 02/11/2044		1,300	1,058
Series 2007-PW16, Class A4
5.91%, 06/11/2040		700	580
Credit Suisse Mortgage Capital Certificates
Series 2007-C3, Class A4
5.91%, 06/15/2039		2,410	1,702
Series 2007-C4, Class A4
6.00%, 09/15/2039		1,200	831
Series 2007-C5, Class A4
5.70%, 09/15/2040		4,785	3,386
Series 2008-C1, Class A3
6.43%, 02/15/2041		1,540	1,149
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4
5.74%, 12/10/2049		3,100	2,436
Series 2007-GG9, Class A4
5.44%, 03/10/2039		2,200	1,723
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP6, Class A4
5.48%, 04/15/2043		200	154
Series 2007-CB19, Class A4
5.94%, 02/12/2049		740	528
Series 2007-LD11, Class A4
6.01%, 06/15/2049		4,300	3,379
Series 2007-LDPX, Class A3
5.42%, 01/15/2049		1,400	1,062
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class A4
6.08%, 06/15/2038		300	253
Series 2007-C7, Class A3
5.87%, 09/15/2045		2,070	1,575
Morgan Stanley Capital I
Series 2006-HQ10, Class A4
5.33%, 11/12/2041		500	410
Series 2008-T29, Class A4
6.46%, 01/11/2043		1,900	1,625
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29, Class A4
5.31%, 11/15/2048		400	315
Total Mortgage-Backed Securities (cost $22,352)			23,006

ASSET-BACKED SECURITIES (1.5%)
United States (1.5%)
American Express Co.
Series 2006-2, Class C
5.65%, 01/15/2014 -144A		1,800	1,416
ARG Funding Corp.
Series 2005-2A, Class A5
2.64%, 05/20/2011 -144A *		4,325	3,902
Bank One Issuance Trust
Series 2004-C2, Class C2
1.25%, 02/15/2017 *		1,300	604
Citibank Credit Card Issuance Trust
Series 2005-C1, Class C1
5.50%, 03/24/2017		300	159
Series 2005-C3, Class C3
0.86%, 07/15/2014 *		3,900	2,333
Series 2006-C1, Class C1
0.85%, 02/20/2015 *		1,300	685
MBNA Credit Card Master Note Trust
Series 2006-C3, Class C3
0.74%, 10/15/2013 *		430	312
Total Asset-Backed Securities (cost $8,973)			9,411

CORPORATE DEBT SECURITIES (73.8%)
Australia (0.7%)
FBG Finance, Ltd.
5.88%, 06/15/2035 -144A		4,450	3,026
General Electric Capital Australia Funding Pty, Ltd.
8.00%, 02/13/2012	AUD	1,635	1,193
Belgium (0.1%)
Delhaize Group
6.50%, 06/15/2017		$400	392
Bermuda (0.4%)
White Mountains Re Group, Ltd.
6.38%, 03/20/2017 -144A		3,955	2,318
Canada (2.1%)
ArcelorMittal USA Partnership
9.75%, 04/01/2014		1,005	910
Barrick Gold Finance Co.
5.80%, 11/15/2034		2,400	1,803

The notes to the financial statements are an integral part of this report.

	Principal		Value
Canada (continued)
Bell Canada
5.00%, 02/15/2017 -144A	CAD	130	$102
6.10%, 03/16/2035 -144A	CAD	475	316
6.55%, 05/01/2029 -144A	CAD	375	265
7.30%, 02/23/2032 -144A	CAD	45	34
Bombardier, Inc.
6.30%, 05/01/2014 -144A		$1,510	1,268
7.45%, 05/01/2034 -144A		800	584
CIT Group Funding Co. of Canada
5.20%, 06/01/2015 Ђ		370	204
EnCana Corp.
5.90%, 12/01/2017		1,320	1,301
6.63%, 08/15/2037		1,360	1,273
Nortel Networks, Ltd.
6.88%, 09/01/2023 Џ		425	37
Talisman Energy, Inc.
5.85%, 02/01/2037		710	480
6.25%, 02/01/2038		4,935	3,490
Teck Resources, Ltd.
6.13%, 10/01/2035		836	515
TELUS Corp.
4.95%, 03/15/2017	CAD	1,665	1,290
Cayman Islands (0.9%)
Embraer Overseas, Ltd.
6.38%, 01/24/2017		$1,300	1,157
Vale Overseas, Ltd.
6.88%, 11/21/2036		5,450	4,439
Ireland (0.4%)
Elan Finance PLC/Elan Finance Corp.
7.75%, 11/15/2011		1,470	1,308
8.88%, 12/01/2013		1,350	1,141
Korea, Republic of (0.4%)
SK Telecom Co., Ltd.
6.63%, 07/20/2027 -144A		2,825	2,379
Luxembourg (1.0%)
Arcelormittal
5.38%, 06/01/2013		3,735	3,362
6.13%, 06/01/2018		100	81
Telecom Italia Capital SA
5.25%, 11/15/2013		520	493
6.00%, 09/30/2034		2,760	1,958
6.38%, 11/15/2033		548	409
Mexico (0.1%)
America Movil SAB de CV
8.46%, 12/18/2036	MXN	12,000	667
Spain (0.1%)
Telefonica Emisiones Sau
7.05%, 06/20/2036		$450	472
Supranational (1.4%)
European Investment Bank
Zero Coupon, 04/24/2013 -144A	IDR	118,809,000	6,552
7.00%, 01/18/2012	NZD	1,580	951
International Bank For Reconstruction & Development
9.50%, 05/27/2010	ISK	129,100	1,015
United Arab Emirates (0.6%)
DP World, Ltd.
6.85%, 07/02/2037 -144A		$6,410	3,866
United Kingdom (2.2%)
Barclays Bank PLC
6.05%, 12/04/2017 -144A	2,195		1,758
British Sky Broadcasting Group PLC
6.10%, 02/15/2018 -144A	1,500		1,364
British Sky Broadcasting Finance PLC
5.63%, 10/15/2015 -144A	860		782
6.50%, 10/15/2035 -144A	855		637
National Grid PLC
6.30%, 08/01/2016	500		482
Sabmiller PLC
6.50%, 07/15/2018 -144A	3,755		3,686
Vodafone Group PLC
6.15%, 02/27/2037	5,660		5,476
United States (64.0%)
Alcatel-Lucent USA, Inc.
6.45%, 03/15/2029	6,210		3,074
6.50%, 01/15/2028	1,275		631
Altria Group, Inc.
10.20%, 02/06/2039	5,540		6,099
Ameren Energy Generating Co.
7.00%, 04/15/2018	2,550		2,362
American Express Centurion Bank
6.00%, 09/13/2017	1,130		961
American General Finance Corp.
6.90%, 12/15/2017	6,900		2,781
American Water Capital Corp.
6.59%, 10/15/2037	3,550		2,664
Amkor Technology, Inc.
7.75%, 05/15/2013	1,360		1,328
Anadarko Petroleum Corp.
6.45%, 09/15/2036	2,425		1,838
Anheuser-Busch Cos., Inc.
6.45%, 09/01/2037	1,040		869
Aramark Corp.
5.00%, 06/01/2012	2,200		1,952
AT&T, Inc.
6.30%, 01/15/2038	4,555		4,214
6.50%, 03/15/2029	850		796
Avnet, Inc.
6.00%, 09/01/2015	1,210		1,005
Bank of America Corp.
5.42%, 03/15/2017	1,520		1,071
5.75%, 12/01/2017	2,730		2,230
8.00%, 01/30/2018 ■ Ž	215		122
Barrick North America Finance LLC
6.80%, 09/15/2018	900		904
BMC Software, Inc. §
7.25%, 06/01/2018	2,514		2,214
Boston Scientific Corp.
5.45%, 06/15/2014	55		52
6.40%, 06/15/2016	625		598
7.00%, 11/15/2035 Ђ	1,205		1,036
Bruce Mansfield Unit §
6.85%, 06/01/2034	2,810		2,083
Cargill, Inc.
6.00%, 11/27/2017 -144A	4,960		4,534
7.35%, 03/06/2019 -144A	1,130		1,117

The notes to the financial statements are an integral part of this report.

		Principal	Value
United States (continued)
Caterpillar Financial Services Corp.
7.15%, 02/15/2019	$5,440		$5,339
Centex Corp.
5.25%, 06/15/2015		1,375	1,169
Chesapeake Energy Corp.
6.88%, 11/15/2020		1,115	909
Cigna Corp.
6.15%, 11/15/2036		2,450	1,637
CIT Group, Inc.
4.75%, 12/15/2010		650	481
5.00%, 02/13/2014		436	243
5.13%, 09/30/2014		297	164
5.40%, 01/30/2016		171	94
5.65%, 02/13/2017		85	46
5.80%, 10/01/2036		659	323
5.85%, 09/15/2016		55	29
7.63%, 11/30/2012		1,411	875
12.00%, 12/18/2018 -144A		4,781	1,960
Citigroup, Inc.
5.00%, 09/15/2014		3,015	2,065
5.50%, 02/15/2017		2,200	1,517
Comcast Corp.
5.65%, 06/15/2035		7,605	6,341
6.50%, 11/15/2035		2,425	2,265
6.95%, 08/15/2037		355	351
COX Communications, Inc.
6.45%, 12/01/2036 -144A		2,275	1,842
6.95%, 06/01/2038 -144A		555	468
8.38%, 03/01/2039 -144A		485	471
CSC Holdings, Inc.
7.63%, 07/15/2018		1,480	1,421
CSX Corp.
6.00%, 10/01/2036		3,790	2,852
6.15%, 05/01/2037		170	135
6.25%, 03/15/2018		3,460	3,275
CVS Caremark Corp.
6.94%, 01/10/2030 -144A		1,292	996
Delta Air Lines, Inc.
6.82%, 08/10/2022		2,727	2,032
8.02%, 08/10/2022		2,563	1,487
Dillard’s, Inc.
7.13%, 08/01/2018		990	411
Dr. Horton, Inc.
5.63%, 09/15/2014		540	456
6.50%, 04/15/2016		170	144
Dynegy Holdings, Inc.
7.50%, 06/01/2015		65	51
7.63%, 10/15/2026		450	257
7.75%, 06/01/2019		625	459
El Paso Corp.
7.42%, 02/15/2037		1,235	865
El Paso Natural Gas Co.
5.95%, 04/15/2017		1,590	1,451
Embarq Corp.
7.08%, 06/01/2016		515	494
Energy Future Holdings Corp.
5.55%, 11/15/2014		6,735	2,963
6.50%, 11/15/2024		1,110	340
6.55%, 11/15/2034		305	93
Energy Transfer Partners, LP
6.13%, 02/15/2017		4,840	4,445
Equifax, Inc.
7.00%, 07/01/2037		500	346
ERAC USA Finance Co.
6.70%, 06/01/2034 -144A		100	63
7.00%, 10/15/2037 -144A		4,815	3,363
Ford Motor Co.
6.50%, 08/01/2018		100	48
6.63%, 02/15/2028		4,788	2,251
7.45%, 07/16/2031		3,010	1,610
7.50%, 08/01/2026		115	54
Ford Motor Credit Co. LLC
5.70%, 01/15/2010		4,395	4,131
7.00%, 10/01/2013		200	149
8.00%, 12/15/2016		300	229
Frontier Communications Corp.
7.13%, 03/15/2019		400	352
7.88%, 01/15/2027		1,405	1,096
General Electric Capital Corp.
2.96%, 05/18/2012	SGD	2,500	1,393
3.49%, 03/08/2012	SGD	2,400	1,371
4.75%, 09/15/2014	$8,555		8,185
7.63%, 12/10/2014 §	NZD	320	171
Georgia-Pacific LLC
7.25%, 06/01/2028	$190		142
7.38%, 12/01/2025		1,000	755
7.70%, 06/15/2015		235	221
7.75%, 11/15/2029		875	687
8.00%, 01/15/2024		2,500	2,125
8.88%, 05/15/2031		2,125	1,817
GMAC LLC
4.75%, 09/14/2009 -144A		337	298
5.38%, 06/06/2011 -144A		968	794
5.75%, 09/27/2010 -144A		1,206	929
6.00%, 12/15/2011 -144A		1,506	1,235
6.63%, 05/15/2011 -144A		1,712	1,370
6.75%, 12/01/2014 -144A		1,051	778
6.88%, 08/28/2012 -144A Ђ		136	107
6.88%, 09/15/2011 -144A		167	145
8.00%, 11/01/2031 -144A		595	417
Goldman Sachs Group, Inc.
5.00%, 10/01/2014		3,095	2,975
5.15%, 01/15/2014		1,555	1,521
5.63%, 01/15/2017		370	317
6.75%, 10/01/2037		1,660	1,265
Harley-Davidson Funding Corp.
6.80%, 06/15/2018 -144A		6,865	4,849
Hasbro, Inc.
6.60%, 07/15/2028		4,730	3,917
HCA, Inc.
5.75%, 03/15/2014		615	486
6.25%, 02/15/2013		110	95
6.30%, 10/01/2012		180	159
6.38%, 01/15/2015		2,115	1,671
6.50%, 02/15/2016		4,915	3,785
7.05%, 12/01/2027		55	28
7.19%, 11/15/2015		2,555	1,859
7.50%, 12/15/2023		2,680	1,475

The notes to the financial statements are an integral part of this report.

	Principal	Value
United States (continued)
HCA, Inc. (continued)
7.58%, 09/15/2025	$755	$429
7.69%, 06/15/2025	1,220	704
7.75%, 07/15/2036	125	65
Hexion Specialty Chemicals, Inc.
7.88%, 02/15/2023	975	195
9.20%, 03/15/2021	475	95
Highwoods Properties, Inc. REIT
5.85%, 03/15/2017	1,175	783
Home Depot, Inc.
5.40%, 03/01/2016	20	19
5.88%, 12/16/2036	10,484	7,683
International Lease Finance Corp.
5.25%, 01/10/2013	535	312
5.65%, 06/01/2014	300	175
6.63%, 11/15/2013	555	347
International Paper Co.
5.25%, 04/01/2016	1,800	1,385
7.95%, 06/15/2018	3,515	3,057
Intuit, Inc.
5.75%, 03/15/2017	680	611
JC Penney Corp., Inc.
5.75%, 02/15/2018	395	344
6.38%, 10/15/2036	5,435	4,025
7.40%, 04/01/2037	355	260
7.63%, 03/01/2097	430	274
Joy Global, Inc.
6.00%, 11/15/2016	1,735	1,411
6.63%, 11/15/2036	2,780	1,772
K Hovnanian Enterprises, Inc.
7.50%, 05/15/2016	$10	4
7.75%, 05/15/2013	40	14
Kar Holdings, Inc.
10.00%, 05/01/2015	775	450
KB Home
5.75%, 02/01/2014	610	528
5.88%, 01/15/2015	3,415	2,885
6.25%, 06/15/2015	1,055	902
7.25%, 06/15/2018	60	50
Kinder Morgan Energy Partners, LP
6.50%, 02/01/2037	2,600	2,135
6.95%, 01/15/2038	5,730	4,981
KLA-Tencor Corp.
6.90%, 05/01/2018	5,230	4,105
Kraft Foods, Inc.
6.50%, 11/01/2031	1,155	1,076
7.00%, 08/11/2037	545	536
Lennar Corp.
5.13%, 10/01/2010	50	47
5.50%, 09/01/2014	2,015	1,567
5.60%, 05/31/2015	1,605	1,240
Level 3 Financing, Inc.
8.75%, 02/15/2017	4,045	2,872
9.25%, 11/01/2014	445	357
Lowe’s Cos., Inc.
5.50%, 10/15/2035	85	69
5.80%, 10/15/2036	360	302
6.65%, 09/15/2037	85	85
Mackinaw Power LLC
6.30%, 10/31/2023 -144A	1,656	1,465
Macy’s Retail Holdings, Inc.
5.90%, 12/01/2016	195	162
6.38%, 03/15/2037	3,770	2,498
6.79%, 07/15/2027	1,065	655
6.90%, 04/01/2029	1,860	1,241
Masco Corp.
5.85%, 03/15/2017	2,270	1,534
McDonald’s Corp.
6.30%, 03/01/2038	475	478
Merrill Lynch & Co., Inc.
5.00%, 01/15/2015	535	433
5.70%, 05/02/2017	300	197
6.11%, 01/29/2037	2,230	1,303
6.40%, 08/28/2017	3,180	2,586
6.88%, 04/25/2018	3,990	3,362
Midwest Generation LLC
8.56%, 01/02/2016	885	843
Miller Brewing Co.
5.50%, 08/15/2013 -144A	265	254
Morgan Stanley
4.25%, 05/15/2010	1,730	1,713
4.75%, 04/01/2014	1,405	1,188
5.38%, 10/15/2015	1,520	1,368
5.45%, 01/09/2017	585	523
5.55%, 04/27/2017	2,100	1,839
5.95%, 12/28/2017	130	118
6.25%, 08/09/2026	970	797
Mosaic Global Holdings, Inc.
7.30%, 01/15/2028	420	342
7.38%, 08/01/2018	400	378
Motorola, Inc.
5.22%, 10/01/2097	690	308
6.50%, 09/01/2025	1,310	958
6.63%, 11/15/2037	6,565	4,780
National Semiconductor Corp.
6.60%, 06/15/2017	1,380	1,082
New Albertsons, Inc.
6.63%, 06/01/2028	4,020	2,875
7.45%, 08/01/2029	630	529
7.75%, 06/15/2026	460	391
Newmont Mining Corp.
5.88%, 04/01/2035	2,090	1,513
News America, Inc.
6.15%, 03/01/2037	4,240	3,116
6.20%, 12/15/2034	870	656
6.40%, 12/15/2035	185	137
Nextel Communications, Inc.
5.95%, 03/15/2014	1,225	864
6.88%, 10/31/2013	1,395	1,071
7.38%, 08/01/2015	1,585	1,130

The notes to the financial statements are an integral part of this report.

		Principal	Value
United States (continued)
NGC Corp. Capital Trust
8.32%, 06/01/2027		$200	$98
NGPL Pipeco LLC
7.77%, 12/15/2037 -144A		1,215	1,056
NiSource Finance Corp.
6.40%, 03/15/2018		5,855	5,029
Nordstrom, Inc.
7.00%, 01/15/2038		4,900	3,812
Nortel Networks Capital Corp.
7.88%, 06/15/2026 Џ		300	68
Northwest Airlines, Inc.
7.03%, 11/01/2019		6,708	4,461
Oneok Partners, LP
6.65%, 10/01/2036		2,355	1,739
Owens & Minor, Inc. §
6.35%, 04/15/2016		835	748
Owens Corning, Inc.
6.50%, 12/01/2016 Ђ		790	614
7.00%, 12/01/2036 Ђ		4,585	2,823
Pioneer Natural Resources Co.
5.88%, 07/15/2016		3,415	2,831
6.88%, 05/01/2018		435	370
7.20%, 01/15/2028		925	689
Plains All American Pipeline, LP
6.50%, 05/01/2018		490	439
6.70%, 05/15/2036		930	671
Pulte Homes, Inc.
6.00%, 02/15/2035		110	70
6.38%, 05/15/2033		1,780	1,113
Qwest Capital Funding, Inc.
6.50%, 11/15/2018		965	724
6.88%, 07/15/2028		2,405	1,611
7.63%, 08/03/2021		1,000	760
7.75%, 02/15/2031		530	376
Qwest Corp.
6.50%, 06/01/2017		565	503
6.88%, 09/15/2033		2,770	1,960
7.20%, 11/10/2026		895	671
7.25%, 09/15/2025		1,480	1,117
7.50%, 06/15/2023		1,895	1,507
Realty Income Corp. REIT
6.75%, 08/15/2019		3,795	2,792
Reynolds American, Inc.
6.75%, 06/15/2017		358	322
7.25%, 06/15/2037		880	663
RH Donnelley Corp.		1,870	107
6.88%, 01/15/2013		970	60
8.88%, 01/15/2016
Sara Lee Corp.		2,195	1,832
6.13%, 11/01/2032
Schering-Plough Corp.		2,835	2,834
6.55%, 09/15/2037
Simon Property Group, LP REIT		2,735	2,667
4.88%, 08/15/2010		65	53
5.75%, 12/01/2015		580	464
5.88%, 03/01/2017		390	324
6.13%, 05/30/2018		1,950	2,035
10.35%, 04/01/2019
SLM Corp.
4.00%, 01/15/2010		785	742
4.50%, 07/26/2010		735	641
5.00%, 04/15/2015		3,013	1,858
5.05%, 11/14/2014		435	251
5.13%, 08/27/2012		640	442
5.38%, 01/15/2013		1,927	1,266
5.40%, 10/25/2011		700	525
5.63%, 08/01/2033		779	314
6.50%, 06/15/2010 §	NZD	5,865	2,758
8.45%, 06/15/2018		$10,625	6,471
Southern Natural Gas Co.
5.90%, 04/01/2017 -144A Ђ		380	346
Sprint Capital Corp.
6.88%, 11/15/2028		10,035	6,773
6.90%, 05/01/2019		710	589
8.75%, 03/15/2032		245	186
Sprint Nextel Corp.
6.00%, 12/01/2016		967	803
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 02/15/2013		3,635	3,344
Steel Dynamics, Inc.
6.75%, 04/01/2015		515	407
7.38%, 11/01/2012		3,180	2,838
Tennessee Gas Pipeline Co.
7.50%, 04/01/2017		1,679	1,667
Teva Pharmaceutical Finance LLC
6.15%, 02/01/2036		870	836
Time Warner Cable, Inc.
5.85%, 05/01/2017		380	365
6.55%, 05/01/2037		2,900	2,674
6.75%, 07/01/2018		290	293
Time Warner, Inc.
6.50%, 11/15/2036		4,220	3,479
Toll Corp.
8.25%, 12/01/2011		3,230	3,229
Toro Co.
6.63%, 05/01/2037 §		2,500	1,646
Toys “R” Us, Inc.
7.38%, 10/15/2018		6,440	3,349
7.88%, 04/15/2013		355	213
U.S. Steel Corp.
6.05%, 06/01/2017		2,945	2,025
7.00%, 02/01/2018		1,460	1,084
United Airlines, Inc.
6.64%, 07/02/2022		7,257	4,934
UnitedHealth Group, Inc.
5.80%, 03/15/2036		240	178
6.63%, 11/15/2037		4,940	4,087
6.88%, 02/15/2038		1,365	1,186
USG Corp.
6.30%, 11/15/2016		4,585	3,026
9.25%, 01/15/2018 Ђ		780	567
Valero Energy Corp.
6.63%, 06/15/2037		800	633
Verizon Communications, Inc.
6.25%, 04/01/2037		2,590	2,338
Verizon Maryland, Inc.
5.13%, 06/15/2033		200	137

The notes to the financial statements are an integral part of this report.

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
United States (continued)
Verizon New England, Inc.
4.75%, 10/01/2013	$6,125	$6,008
Viacom, Inc.
6.88%, 04/30/2036	5,990	4,885
Wachovia Bank NA
6.60%, 01/15/2038	3,560	2,801
Wachovia Corp.
5.50%, 08/01/2035	1,253	776
Western Union Co.
6.20%, 11/17/2036	1,240	1,035
Westvaco Corp.
7.95%, 02/15/2031	1,135	843
8.20%, 01/15/2030	1,590	1,215
Weyerhaeuser Co.
6.88%, 12/15/2033	115	68
Xerox Corp.
6.35%, 05/15/2018	6,330	5,127
XTO Energy, Inc.
6.10%, 04/01/2036	1,835	1,587
Yum! Brands, Inc.
6.88%, 11/15/2037	5,910	5,138
Total Corporate Debt Securities (cost $567,000)		466,855

STRUCTURED NOTE DEBT (0.6%)
United States (0.2%)
JPMorgan Chase & Co.
Zero Coupon, 04/12/2012 -144A	IDR	21,967,355	1,280
Zero Coupon, 09/10/2012 -144A	IDR	37,004,100	2,006
Total Structured Note Debt (cost $4,879)			3,286

	Shares
CONVERTIBLE PREFERRED STOCKS (0.5%)
United States (0.5%)
AES Trust III, 6.75% ▲	10,950	382
Bank of America Corp., 7.25% ▲	625	361
El Paso Energy Capital Trust I, 4.75% ▲	6,300	169
Lehman Brothers Holdings, Inc. 7.25% Џ ▲	1,275	1
Lucent Technologies Capital Trust I, 7.75% ▲	4,900	1,990
Newell Financial Trust I, 5.25% ▲	10,000	228
Total Convertible Preferred Stocks (cost $6,563)		3,131

PREFERRED STOCKS (0.8%)
United States (0.8%)
Comcast Corp., 7.00% ▲	108,601	2,376
Countrywide Capital IV, 6.75% ▲	88,375	1,062
Fannie Mae
4.75% ▲	8,150	7
5.13% ▲	2,900	3
5.38% ▲	5,800	10
5.81% ▲	2,400	4
6.75% ▲	3,700	2
8.25% ▲	388,125	332
Freddie Mac
5.00% ▲	4,150	3
5.57% ▲	63,300	23
5.66% ▲	18,750	8
5.70% ▲	6,500	6
5.79% ▲	12,000	8
5.81% ▲	4,200	3
5.90% ▲	9,300	4
6.00% ▲	5,350	4
6.42% ▲	3,750	3
6.55% ▲	14,400	6
8.38% ▲	161,275	82
Preferred Blocker, Inc., 7.00% -144A ▲	1,675	503
SLM Corp., 6.00% ▲	78,825	784
Total Preferred Stocks (cost $19,740)		5,233

COMMON STOCKS (0.1%)
United States (0.1%)
Freddie Mac	72,000	57
Owens-Illinois, Inc. ‡	10,796	263
Total Common Stocks (cost $2,369)		320

	Principal
LOAN ASSIGNMENT (0.5%)
United States (0.5%)
Level 3 Financing, Inc.
11.62%, 03/13/2014	$3,250	3,299
Total Loan Assignment (cost $3,218)

CONVERTIBLE BONDS (1.8%)
Canada (0.1%)
Nortel Networks Corp.
1.75%, 04/15/2012 Џ	450	105
2.13%, 04/15/2014 Џ	2,870	660
Cayman Islands (0.5%)
Transocean, Inc.
1.50%, 12/15/2037	3,260	2,788
1.50%, 12/15/2037	160	141
United States (1.2%)
Chesapeake Energy Corp.
2.25%, 12/15/2038	265	147
Hercules, Inc. §
6.50%, 06/30/2029	1,260	403
Human Genome Sciences, Inc.
2.25%, 08/15/2012	1,170	465
Incyte Corp., Ltd.
3.50%, 02/15/2011	650	351
JDS Uniphase Corp.
1.00%, 05/15/2026	450	299
Level 3 Communications, Inc.
3.50%, 06/15/2012	1,365	684
6.00%, 03/15/2010	2,770	2,591
6.00%, 09/15/2009	370	364
Liberty Media Corp.
3.50%, 01/15/2031	124	50
Nektar Therapeutics
3.25%, 09/28/2012	1,960	1,330
Valeant Pharmaceuticals International
4.00%, 11/15/2013	1,300	1,139
Total Convertible Bonds (cost $15,727)		11,517

REPURCHASE AGREEMENT (4.2%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $26,214 on 05/01/2009 •	26,214	26,214
Total Repurchase Agreement (cost $26,214)

Total Investment Securities (cost $740,333) #		612,153
Other Assets and Liabilities, net		17,364

Net Assets		$629,517

The notes to the financial statements are an integral part of this report.

(all amounts in thousands)

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	(Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Singapore Dollar	(4,380)	07/29/2009	$(2,907)	$(51)

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Foreign Government Obligation	9.8%	$59,881
Diversified Financial Services	8.9	53,768
Diversified Telecommunication Services	8.2	47,718
Oil, Gas & Consumable Fuels	6.0	36,377
Media	5.3	32,721
Consumer Finance	3.9	24,306
Mortgage-Backed Security	3.8	23,006
Metals & Mining	3.1	19,881
Health Care Providers & Services	3.0	18,592
Commercial Banks	2.4	14,814
Multiline Retail	2.2	13,682
Household Durables	2.2	13,646
Capital Markets	2.2	13,625
Electric Utilities	2.1	13,095
Airlines	2.1	12,914
Communications Equipment	2.0	12,910
Wireless Telecommunication Services	2.0	12,390
Paper & Forest Products	2.0	12,315
Specialty Retail	1.9	11,720
Road & Rail	1.6	9,625
Asset-Backed Security	1.5	9,411
Real Estate Investment Trusts	1.5	9,118
Food Products	1.5	9,095
Hotels, Restaurants & Leisure	1.5	8,960
Building Products	1.4	8,564
Beverages	1.3	7,835
Pharmaceuticals	1.2	7,258
Tobacco	1.2	7,084
Semiconductors & Semiconductor Equipment	1.1	6,515
Food & Staples Retailing	0.9	5,183
Office Electronics	0.8	5,127
Machinery	0.8	5,119
Automobiles	0.6	3,963
Leisure Equipment & Products	0.6	3,917
Transportation Infrastructure	0.6	3,866
Aerospace & Defense	0.5	3,009
IT Services	0.5	2,987
Energy Equipment & Services	0.5	2,929
Software	0.5	2,825
Water Utilities	0.4	2,664
Independent Power Producers & Energy Traders	0.4	2,465
Insurance	0.4	2,318
Health Care Equipment & Supplies	0.3	1,686
Life Sciences Tools & Services	0.2	1,330
Chemicals	0.2	1,123
Thrifts & Mortgage Finance	0.2	1,062
Electronic Equipment & Instruments	0.2	1,005
Biotechnology	0.1	816
U.S. Government Agency Obligation	0.1	565
Multi-Utilities	0.1	482
Professional Services	0.1	346
Containers & Packaging	0.1	263
Commercial Services & Supplies	0.0	63
Investment Securities, at Value	96.0	585,939
Short-Term Investments	4.0	26,214
Total Investments	100.0%	$612,153

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 04/30/2009.
Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
Џ	In default.
Ž	The security has a perpetual maturity. The date shown is the next call date.
§	Illiquid. Investment securities aggregated $10,023 or 1.60% of the Fund’s net assets.
■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 04/30/2009.
▲	Rate shown reflects the yield at 04/30/2009.
‡	Non-income producing security.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 0.74% to 4.90%, maturity dates ranging from 08/25/2034 to 09/01/2034, and with market values plus accrued interests of $26,740.

#

Aggregate cost for federal income tax purposes is $740,333. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $10,382 and $138,562, respectively. Net unrealized depreciation for tax purposes is $128,180.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2009, these securities aggregated $66,901, or 10.68%, of the Fund’s net assets.

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Columbian Peso
IDR	Indonesian Rupiah
ISK	Iceland Krona
LB	Lehman Brothers
LLC	Limited Liability Company
LP	Limited Partnership
MXN	Mexican Peso
NZD	New Zealand Dollar
PLC	Public Limited Company
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)
SGD	Singapore Dollar

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities				Other Financial Instruments*
Level 1	Level 2	Level 3	Total Investments in Securities	Level 1	Level 2	Level 3
$8,684	$603,469	$—	$612,153	$(51)	$—	$—

*Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica Marsico International Growth

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (91.3%)
Australia (2.8%)
CSL, Ltd.	335,899	$8,402
Belgium (2.2%)
Anheuser-Busch InBev NV	208,333	6,427
Bermuda (1.3%)
Esprit Holdings, Ltd.	641,000	3,958
Brazil (7.6%)
Cia Vale do Rio Doce -Class B ADR	250,000	4,128
Gafisa SA ‡	330,127	2,862
Itau Unibanco Banco Multiplo SA ADR	563,038	7,731
Petroleo Brasileiro SA ADR	239,704	8,046
Canada (4.9%)
Potash Corp. of Saskatchewan, Inc.	82,238	7,113
Rogers Communications, Inc. -Class B	301,707	7,413
China (1.8%)
Industrial & Commercial Bank of China -Class H	9,354,000	5,407
Denmark (4.4%)
Vestas Wind Systems ‡	27,013	1,550
Vestas Wind Systems ‡	173,011	11,416
France (3.5%)
Accor SA	73,336	3,126
Alstom SA	70,094	4,437
BNP Paribas	54,379	2,896
Germany (3.9%)
Bayerische Motoren Werke AG	79,643	2,766
Daimler AG	39,980	1,436
Hochtief AG	29,364	1,441
Linde AG	76,244	6,086
Hong Kong (2.9%)
Cheung Kong Holdings, Ltd.	383,000	3,988
CNOOC, Ltd.	2,923,000	3,278
Hang Lung Properties, Ltd.	462,000	1,314
India (1.8%)
ICICI Bank, Ltd. ADR	256,738	5,297
Ireland (0.5%)
CRH PLC	61,090	1,594
Israel (2.8%)
Teva Pharmaceutical Industries, Ltd. ADR	187,269	8,219
Japan (8.8%)
Daikin Industries, Ltd.	97,829	2,624
Daiwa Securities Group, Inc.	849,000	4,399
Honda Motor Co., Ltd.	101,800	2,937
Marubeni Corp.	1,329,000	4,797
Mizuho Financial Group, Inc.	1,409,100	2,943
Nintendo Co., Ltd.	26,000	6,937
Sumitomo Realty & Development Co., Ltd.	137,000	1,632
Korea, Republic of (0.5%)
Hyundai Motor Co.	27,929	1,491
Mexico (2.8%)
Cemex SAB de CV ADR ‡	1,122,189	8,394
Netherlands (1.1%)
ASML Holding NV	156,748	3,227
Singapore (2.1%)
Capitaland, Ltd.	2,237,000	4,170
DBS Group Holdings, Ltd.	112,000	719
Singapore Airlines, Ltd.	204,000	1,474
Spain (5.6%)
Banco Bilbao Vizcaya Argentaria SA	138,885	1,522
Gamesa Corp. Tecnologica SA	413,689	7,876
Telefonica SA	376,851	7,185
Sweden (0.5%)
Hennes & Mauritz AB -Class B	32,654	1,471
Switzerland (15.0%)
ABB, Ltd. ‡	207,731	2,979
Actelion, Ltd. ‡	49,248	2,255
Compagnie Financiere Richemont SA	83,201	1,502
Credit Suisse Group AG	287,845	11,249
Holcim, Ltd.	5,120	262
Julius Baer Holding AG	132,832	4,422
Lonza Group AG	76,928	7,091
Nestle SA	212,162	6,945
Transocean, Ltd. ‡	117,168	7,906
Taiwan (4.8%)
Hon Hai Precision Industry Co., Ltd.	2,182,150	6,308
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	743,035	7,853
United Kingdom (9.7%)
BG Group PLC	162,367	2,625
BP PLC	1,006,265	7,184
Reckitt Benckiser Group PLC	74,884	2,954
Rio Tinto PLC	110,535	4,536
Tesco PLC	852,846	4,254
Vodafone Group PLC	3,901,794	7,198
Total Common Stocks (cost $303,476)		$271,652

	Principal
REPURCHASE AGREEMENT (8.2%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $24,476 on 05/01/2009 •	$24,476	24,476
Total Repurchase Agreement (cost $24,476)

Total Investment Securities (cost $327,952) #		296,128
Other Assets and Liabilities, net		1,484

Net Assets		$297,612

The notes to the financial statements are an integral part of this report.

(all amounts in thousands)

(unaudited)

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Electrical Equipment	9.5%	$28,258
Commercial Banks	8.9	26,515
Oil, Gas & Consumable Fuels	7.2	21,133
Capital Markets	6.8	20,070
Wireless Telecommunication Services	4.9	14,611
Chemicals	4.5	13,199
Real Estate Management & Development	3.8	11,104
Semiconductors & Semiconductor Equipment	3.8	11,080
Biotechnology	3.6	10,657
Construction Materials	3.4	10,250
Metals & Mining	2.9	8,664
Automobiles	2.9	8,630
Pharmaceuticals	2.8	8,219
Energy Equipment & Services	2.7	7,906
Diversified Telecommunication Services	2.4	7,185
Life Sciences Tools & Services	2.4	7,091
Food Products	2.3	6,945
Software	2.3	6,937
Beverages	2.2	6,427
Electronic Equipment & Instruments	2.1	6,308
Specialty Retail	1.8	5,429
Trading Companies & Distributors	1.6	4,797
Food & Staples Retailing	1.4	4,254
Hotels, Restaurants & Leisure	1.1	3,126
Household Products	1.0	2,954
Household Durables	1.0	2,862
Building Products	0.9	2,624
Textiles, Apparel & Luxury Goods	0.5	1,502
Airlines	0.5	1,474
Construction & Engineering	0.5	1,441
Investment Securities, at Value	91.7	271,652
Short-Term Investments	8.3	24,476
Total Investments	100.0%	$296,128

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 3.62% to 5.50%, maturity dates ranging from 03/01/2035 to 04/01/2035, and with market values plus accrued interests of $24,967.

#

Aggregate cost for federal income tax purposes is $327,952. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $17,547 and $49,371, respectively. Net unrealized depreciation for tax purposes is $31,824.

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$271,652	$24,476	$—	$296,128

The notes to the financial statements are an integral part of this report.

Transamerica Neuberger Berman International

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.3%)
Australia (0.8%)
BHP Billiton, Ltd. ADR	49,500	$2,383
Belgium (4.1%)
Anheuser-Busch InBev NV	99,241	3,062
Anheuser-Busch InBev NV ‡	130,726	♦
Colruyt SA	19,640	4,477
Omega Pharma SA	30,335	813
Telenet Group Holding NV ‡	189,195	3,687
Bermuda (1.3%)
Willis Group Holdings, Ltd.	140,800	3,873
Brazil (2.5%)
Amil Participacoes SA ‡	183,740	693
Petroleo Brasileiro SA -Class A ADR	101,522	2,739
Ultrapar Participacoes SA ADR	133,890	3,730
Canada (6.0%)
Addax Petroleum Corp.	102,722	2,827
Addax Petroleum Corp. -144A ‡	29,300	806
Barrick Gold Corp.	66,300	1,920
Cameco Corp.	123,580	2,838
MacDonald Dettwiler & Associates, Ltd. ‡	266,470	6,922
Talisman Energy, Inc.	180,380	2,260
Cayman Islands (1.0%)
Hengan International Group Co., Ltd.	705,215	2,953
Chile (1.0%)
Sociedad Quimica y Minera de Chile SA ADR	89,585	2,823
China (0.7%)
Bank of China, Ltd.	5,482,700	2,052
Cyprus (0.8%)
Prosafe Se ‡	584,850	2,445
Denmark (1.4%)
NOVO Nordisk A/S -Class B	86,275	4,130
Finland (0.7%)
Nokia OYJ	149,350	2,160
France (7.4%)
Arkema SA	126,206	2,929
Ipsen SA	114,582	4,713
Ipsos	166,977	3,813
Pernod-Ricard SA	41,333	2,460
Teleperformance	127,655	3,708
Total SAADR	80,015	3,978
Germany (10.4%)
Deutsche Boerse AG	79,265	5,873
Fresenius Medical Care AG	70,670	2,782
Gea Group AG	185,865	2,449
Gerresheimer AG	166,561	4,022
Linde AG	44,500	3,552
SAP AG ADR	79,735	3,037
Siemens AG	20,965	1,403
Tognum AG ‡	223,485	2,738
Wincor Nixdorf AG	91,346	4,593
Guernsey, C.I. (0.6%)
Amdocs, Ltd. ‡	83,500	1,748
Hong Kong (1.0%)
China Mobile, Ltd. ADR	66,265	2,860
India (0.8%)
State Bank of India, Ltd. GDR	41,885	2,346
Ireland (1.0%)
CRH PLC	1	♦
DCC PLC	156,335	2,832
Israel (1.9%)
Makhteshim-Agan Industries, Ltd.	578,690	2,571
Teva Pharmaceutical Industries, Ltd. ADR	65,700	2,883
Italy (2.4%)
Lottomatica SpA ‡	117,955	2,436
Milano Assicurazioni SpA	827,690	2,557
Unione Di Banche Italiane SCpA	143,885	1,999
Japan (13.1%)
Alfresa Holdings Corp.	82,200	3,159
East Japan Railway Co.	54,000	3,044
Fanuc, Ltd.	13,400	961
Hisamitsu Pharmaceutical Co., Inc.	84,900	2,402
Hogy Medical Co., Ltd.	34,500	1,844
Jupiter Telecommunications Co., Ltd.	3,585	2,519
KDDI Corp.	308	1,380
Nihon Kohden Corp.	318,400	3,470
Nintendo Co., Ltd. ADR	111,715	3,759
Rohto Pharmaceutical	129,000	1,160
Sankyo Co., Ltd.	73,000	3,686
Secom Co., Ltd.	57,700	2,130
Seven Bank, Ltd.	550	1,294
Shiseido Co., Ltd.	153,000	2,685
Terumo Corp.	34,700	1,309
Toyota Motor Corp. ADR	30,250	2,395
Unicharm Petcare Corp.	36,000	964
Jersey, C.I. (1.4%)
Experian Group, Ltd.	611,878	4,073
Korea, Republic of (1.3%)
Hyundai Mobis	48,293	3,696
Netherlands (9.4%)
Fugro NV	110,410	3,990
Heineken NV	93,560	2,795
Koninklijke Ahold NV	114,100	1,258
Koninklijke DSM NV	104,193	3,256
Nutreco Holding NV	104,255	3,601
Sligro Food Group NV	144,034	3,290
TNT NV	216,300	4,024
Unilever NV	260,884	5,186
Norway (1.6%)
DnB NOR ASA	739,425	4,702
Singapore (1.0%)
United Overseas Bank, Ltd.	374,000	2,905
Spain (1.9%)
Telefonica SA	295,815	5,640
Sweden (0.5%)
Getinge AB -Class B	128,515	1,506
Switzerland (5.3%)
Barry Callebaut AG ‡	6,960	3,354
Nestle SA	147,660	4,833
Roche Holding AG	20,040	2,537
Sulzer AG	21,310	1,171
UBS AG	253,240	3,539

The notes to the financial statements are an integral part of this report.

	Shares	Value
United Kingdom (16.0%)
Amlin PLC	789,836	$4,215
BAE Systems PLC	403,480	2,138
Balfour Beatty PLC	398,450	1,988
Cairn Energy PLC ‡	84,693	2,684
Chemring Group PLC	170,205	5,311
De La Rue PLC	91,715	1,308
Diageo PLC	257,831	3,101
Halma PLC	589,987	1,556
Informa PLC	688,920	3,029
RPS Group PLC	1,466,737	4,112
Smith & Nephew PLC	413,425	2,939
SSL International PLC	424,526	2,992
Tullow Oil PLC	178,989	2,136
Vodafone Group PLC	4,770,264	8,799
Total Common Stocks (cost $344,562)		283,700

	Principal
REPURCHASE AGREEMENT (3.5%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $10,211 on 05/01/2009 •	$10,211	10,211
Total Repurchase Agreement (cost $10,211)

Total Investment Securities (cost $354,773) #		293,911
Other Assets and Liabilities, net		(2,392)

Net Assets		$291,519

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Oil, Gas & Consumable Fuels	6.8%	$20,268
Food Products	6.0	17,938
Pharmaceuticals	6.0	17,825
Software	5.3	15,466
Commercial Banks	5.2	15,298
Chemicals	5.2	15,131
Health Care Equipment & Supplies	5.0	14,873
Wireless Telecommunication Services	4.6	13,039
Beverages	3.9	11,418
Insurance	3.8	11,338
Media	3.2	9,361
Diversified Telecommunication Services	3.2	9,327
Food & Staples Retailing	3.0	9,025
Professional Services	2.7	7,781
Commercial Services & Supplies	2.5	7,550
Aerospace & Defense	2.5	7,449
Energy Equipment & Services	2.2	6,435
Health Care Providers & Services	2.0	5,941
Diversified Financial Services	2.1	5,873
Personal Products	1.9	5,638
Computers & Peripherals	1.6	4,593
Machinery	1.5	4,581
Metals & Mining	1.5	4,303
Industrial Conglomerates	1.5	4,235
Air Freight & Logistics	1.4	4,024
Life Sciences Tools & Services	1.4	4,022
Specialty Retail	1.3	3,730
Auto Components	1.3	3,696
Leisure Equipment & Products	1.3	3,686
Capital Markets	1.2	3,539
Road & Rail	1.0	3,044
Electrical Equipment	0.9	2,738
Hotels, Restaurants & Leisure	0.8	2,436
Automobiles	0.8	2,395
Communications Equipment	0.7	2,160
Construction & Engineering	0.7	1,988
Electronic Equipment & Instruments	0.5	1,556
Investment Securities, at Value	96.5	283,700
Short-Term Investments	3.5	10,211
Total Investments	100.0%	$293,911

The notes to the financial statements are an integral part of this report.

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
♦	Value is less than $1.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 4.73% to 4.75%, maturity dates of 05/01/2035, and with market values plus accrued interests of $10,417.

#

Aggregate cost for federal income tax purposes is $354,773. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $14,358 and $75,220, respectively. Net unrealized depreciation for tax purposes is $60,862.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2009, these securities aggregated $806, or 0.30%, of the Fund’s net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$283,700	$10,211	$—	$293,911

The notes to the financial statements are an integral part of this report.

Transamerica Oppenheimer Developing Markets

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (3.2%)
Brazil (3.2%)
All America Latina Logistica SA, 0.77% ▲	340,000	$1,760
Lojas Americanas SA, 0.85% ▲	1,615,990	6,644
NET Servicos de Comunicacao SA, ‡	338,897	2,771
Total Preferred Stocks (cost $18,294)		11,175

COMMON STOCKS (92.4%)
Argentina (0.0%)
IRSA Inversiones y Representaciones SA GDR ‡	15,500	59
Bermuda (0.9%)
Credicorp, Ltd.	37,600	1,881
Shangri-La Asia, Ltd.	863,000	1,276
Varitronix International, Ltd.	159,000	32
Brazil (10.5%)
B2W Cia Global Do Varejo	187,000	2,935
BM&F Bovespa SA	1,435,146	5,815
Cia de Bebidas das Americas ADR	46,500	2,622
Cia Vale do Rio Doce -Class B ADR	325,800	4,473
Cyrela Brazil Realty SA ‡	237,000	1,474
Diagnosticos da America SA ‡	64,200	938
Empresa Brasileira de Aeronautica SA ADR ‡	198,000	3,212
Itau Unibanco Banco Multiplo SA ADR	79,100	1,086
Natura Cosmeticos SA	515,000	6,117
Petroleo Brasileiro SA ADR	45,412	1,524
Petroleo Brasileiro SA -Class A ADR	241,400	6,514
Cayman Islands (3.3%)
Baidu, Inc. ADR ‡	3,800	885
NetEase.com ADR ‡	11,500	347
SINA Corp. ‡	222,600	6,235
Tencent Holdings, Ltd.	459,400	4,090
Chile (2.9%)
Banco Santander Chile SA	69,574,601	2,391
Centros Comerciales Sudamericanos SA	3,247,281	6,447
Saci Falabella ‡	157,473	518
Sociedad Quimica y Minera de Chile SA ADR	21,400	674
China (1.7%)
China Shenhua Energy Co., Ltd. -Class H ‡	1,163,500	3,265
Shanghai Zhenhua Port Machinery Co.	1,401,900	1,464
Travelsky Technology, Ltd. ‡	1,951,000	1,032
Colombia (0.5%)
Bancolombia SA ADR	72,700	1,698
Denmark (1.0%)
Carlsberg AS -Class B	69,200	3,368
Egypt (4.2%)
Commercial International Bank	361,037	2,549
Commercial International Bank -144AGDR	18,360	127
Eastern Tobacco	27,012	743
Egyptian Financial Group-Hermes Holding	306,117	1,076
Orascom Construction Industries	40,100	1,146
Orascom Telecom Holding Sae	1,610,780	9,163
Hong Kong (9.3%)
China Resources Enterprise, Ltd.	2,611,000	4,629
China Unicom, Ltd.	7,312,000	8,369
CNOOC, Ltd.	3,631,000	4,071
Hang Lung Properties, Ltd.	1,368,000	3,892
Hong Kong Exchanges and Clearing, Ltd.	678,000	7,904
Television Broadcasts, Ltd.	997,000	3,538
India (12.5%)
ABB, Ltd.	63,500	623
Divi’s Laboratories, Ltd.	108,054	1,861
HDFC Bank Ltd. ADR ‡	116,000	8,586
Hindustan Unilever, Ltd.	67,800	319
Housing Development Finance Corp.	178,000	6,187
Infosys Technologies, Ltd.	641,700	19,513
Infosys Technologies, Ltd. ADR	18,100	558
ITC, Ltd.	189,900	720
Tata Consultancy Services, Ltd.	207,601	2,598
ZEE Entertainment Enterprises, Ltd.	1,244,100	2,836
Indonesia (3.7%)
Bank Central Asia	6,391,400	2,023
Gudang Garam	1,717,249	1,209
PT Astra International	1,472,100	2,503
Telekomunikasi Indonesia	9,399,175	6,971
Unilever Indonesia	406,000	297
Korea, Republic of (5.8%)
GS Engineering & Construction Corp.	15,109	794
Hyundai Development Co.	36,299	1,132
Hyundai Engineering & Construction Co., Ltd.	61,643	2,906
Mirae Asset Securities Co., Ltd.	63,433	3,693
NHN Corp. ‡	48,903	5,928
Shinsegae Co., Ltd.	16,034	5,705
Luxembourg (1.8%)
Oriflame Cosmetics SA	65,500	2,858
Tenaris SA ADR	143,300	3,585
Mexico (6.2%)
America Movil SAB de CV -Class L ADR	133,200	4,376
Corp. Geo SAB de CV -Class B ‡	445,100	583
Corp. Interamericana de Entretenimiento SAB de CV -Class B ‡ §	325,700	177
Fomento Economico Mexicano SAB de CV	1,534,600	4,335
Fomento Economico Mexicano SAB de CV ADR	39,000	1,104
Grupo Modelo SAB de CV ‡	14,800	43
Grupo Televisa SA ADR	377,500	5,843
Sare Holding SAB de CV -Class B ‡	2,250,501	390
Wal-Mart de Mexico SAB de CV -Class V	1,734,793	4,731
Norway (0.4%)
Dno International ASA ‡	1,634,200	1,414
Philippines (2.2%)
Jollibee Foods Corp.	1,693,300	1,611
SM Prime Holdings, Inc.	35,523,470	6,170
Portugal (0.5%)
Jeronimo Martins SGPS SA	305,100	1,728
Russian Federation (4.9%)
Gazprom OAO ADR	258,200	4,616
Gazprom OAO ADR	18,500	331
Magnit OAO ‡	249,100	7,722
MMC Norilsk Nickel ADR	106,800	890
Novatek OAO -144A GDR	96,600	3,429
South Africa (4.4%)
Adcock Ingram Holdings, Ltd. ‡	86,748	430
Anglo Platinum, Ltd.	58,800	3,180
Impala Platinum Holdings, Ltd.	165,500	3,203
JSE, Ltd.	43,600	269
MTN Group, Ltd.	174,700	2,290
Standard Bank Group, Ltd.	419,219	4,085
Tiger Brands, Ltd.	122,548	1,918

The notes to the financial statements are an integral part of this report.

	Shares	Value
Taiwan (7.4%)
Epistar Corp.	1,466,000	$2,890
High Tech Computer Corp.	115,000	1,558
Mediatek, Inc.	886,993	9,239
President Chain Store Corp.	651,000	1,565
Synnex Technology International Corp.	354,726	515
Taiwan Semiconductor Manufacturing Co., Ltd.	5,464,000	9,119
Yuanta Financial Holding Co., Ltd.	1,491,000	875
Thailand (0.1%)
Kiatnakin Bank PCL	1,298,087	405
Turkey (6.0%)
Aksigorta AS	380,886	766
Anadolu AS	250,221	1,783
Bim Birlesik Magazalar As	71,400	1,963
Enka Insaat VE Sanayi As	905,167	3,875
Haci Omer Sabanci Holding As	1,001,887	2,567
Turkcell Iletisim Hizmet AS	1,383,700	7,090
Yapi ve Kredi Bankasi AS ‡	2,081,578	2,810
United Kingdom (1.9%)
Sabmiller PLC	382,590	6,464
United States (0.3%)
Sohu.com, Inc. ‡	17,200	897
Total Common Stocks (cost $408,225)		322,233

	Principal
REPURCHASE AGREEMENT (2.7%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $9,580 on 05/01/2009 •	$9,580	9,580
Total Repurchase Agreement (cost $9,580)

Total Investment Securities (cost $436,099) #		342,988
Other Assets and Liabilities, net		5,948

Net Assets		$348,936

The notes to the financial statements are an integral part of this report.

(all amounts in thousands)

(unaudited)

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Food & Staples Retailing	8.7%	$29,861
Commercial Banks	7.9	27,236
Oil, Gas & Consumable Fuels	7.2	25,164
IT Services	6.9	23,701
Wireless Telecommunication Services	6.9	22,919
Semiconductors & Semiconductor Equipment	6.1	21,280
Beverages	5.8	19,719
Internet Software & Services	5.4	18,382
Diversified Financial Services	4.8	16,555
Diversified Telecommunication Services	4.5	15,340
Media	4.3	15,165
Metals & Mining	3.4	11,746
Real Estate Management & Development	2.9	10,121
Personal Products	2.6	8,975
Multiline Retail	2.2	7,162
Thrifts & Mortgage Finance	1.8	6,187
Construction & Engineering	1.7	5,978
Capital Markets	1.7	5,644
Distributors	1.3	4,629
Industrial Conglomerates	1.1	3,875
Energy Equipment & Services	1.1	3,585
Aerospace & Defense	0.9	3,212
Internet & Catalog Retail	0.9	2,935
Hotels, Restaurants & Leisure	0.9	2,887
Tobacco	0.8	2,672
Automobiles	0.7	2,503
Household Durables	0.7	2,447
Food Products	0.6	1,918
Life Sciences Tools & Services	0.5	1,861
Road & Rail	0.5	1,760
Computers & Peripherals	0.5	1,558
Machinery	0.4	1,464
Health Care Providers & Services	0.3	938
Insurance	0.2	766
Chemicals	0.2	674
Electrical Equipment	0.2	623
Household Products	0.2	616
Electronic Equipment & Instruments	0.2	515
Pharmaceuticals	0.1	430
Consumer Finance	0.1	405
Investment Securities, at Value	97.2	333,408
Short-Term Investments	2.8	9,580
Total Investments	100.0%	$342,988

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 04/30/2009.
‡	Non-income producing security.
§	Illiquid. Investment securities aggregated $177, or 0.05%, of the Fund’s net assets.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 0.80% to 4.78%, maturity dates ranging from 12/15/2034 to 02/01/2035, and with market values plus accrued interests of $9,774.

#

Aggregate cost for federal income tax purposes is $436,099. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $16,898 and $110,009, respectively. Net unrealized depreciation for tax purposes is $93,111.

The notes to the financial statements are an integral part of this report.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2009, these securities aggregated $3,556, or 1.02%, of the Fund’s net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$333,408	$9,580	$—	$342,988

The notes to the financial statements are an integral part of this report.

Transamerica Oppenheimer Small- & Mid-Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (87.9%)
Aerospace & Defense (1.7%)
Goodrich Corp.	88,150	$3,903
Air Freight & Logistics (1.1%)
Atlas Air Worldwide Holdings, Inc. ‡	99,160	2,633
Auto Components (1.1%)
Goodyear Tire & Rubber Co. ‡	220,480	2,423
Beverages (2.2%)
Molson Coors Brewing Co. -Class B	132,180	5,056
Capital Markets (1.7%)
Affiliated Managers Group, Inc. ‡	27,534	1,565
Investment Technology Group, Inc. ‡	99,139	2,259
Chemicals (3.2%)
FMC Corp.	46,810	2,281
Lubrizol Corp.	120,780	5,220
Commercial Banks (0.2%)
KeyCorp	82,610	508
Communications Equipment (2.1%)
ADC Telecommunications, Inc. ‡	330,460	2,432
Juniper Networks, Inc. ‡	111,130	2,406
Consumer Finance (1.2%)
SLM Corp. ‡	550,860	2,661
Diversified Financial Services (1.0%)
Fifth Street Finance Corp.	110,155	826
Liberty Acquisition Holdings Corp. ‡	165,230	1,472
Electric Utilities (2.9%)
Cleco Corp.	165,230	3,484
NV Energy, Inc.	318,880	3,269
Electrical Equipment (1.1%)
General Cable Corp. ‡	93,550	2,539
Electronic Equipment & Instruments (2.3%)
Agilent Technologies, Inc. ‡	165,224	3,017
Amphenol Corp. -Class A	66,058	2,235
Energy Equipment & Services (1.2%)
Weatherford International, Ltd. ‡	164,242	2,731
Food & Staples Retailing (1.6%)
Kroger Co.	165,380	3,576
Food Products (1.0%)
Campbell Soup Co.	88,110	2,266
Gas Utilities (1.3%)
EQT Corp.	88,310	2,970
Health Care Equipment & Supplies (1.8%)
Hospira, Inc. ‡	123,920	4,073
Health Care Providers & Services (3.4%)
Aetna, Inc.	182,130	4,010
Community Health Systems, Inc. ‡	66,090	1,509
DaVita, Inc. ‡	55,217	2,560
Hotels, Restaurants & Leisure (4.1%)
Bally Technologies, Inc. ‡	27,850	729
Orient-Express Hotels, Ltd. -Class A	331,400	2,144
Pinnacle Entertainment, Inc. ‡	220,330	2,750
Scientific Games Corp. -Class A ‡	220,306	3,854
Household Products (1.0%)
Energizer Holdings, Inc. ‡	38,558	2,209
Independent Power Producers & Energy Traders (1.0%)
NRG Energy, Inc. ‡	132,180	2,377
Industrial Conglomerates (2.3%)
Tyco International, Ltd.	220,300	5,234
Insurance (8.9%)
ACE, Ltd.	126,678	5,868
Assurant, Inc.	220,300	5,384
Everest RE Group, Ltd.	85,364	6,371
Fidelity National Financial, Inc. -Class A	88,121	1,598
National Financial Partners Corp.	208,852	1,474
IT Services (2.9%)
Affiliated Computer Services, Inc. -Class A ‡	46,810	2,265
Teletech Holdings, Inc. ‡	330,457	4,385
Leisure Equipment & Products (1.3%)
Mattel, Inc.	198,270	2,966
Life Sciences Tools & Services (2.4%)
Charles River Laboratories International, Inc. ‡	55,050	1,522
Covance, Inc. ‡	38,540	1,514
Thermo Fisher Scientific, Inc. ‡	68,380	2,399
Machinery (3.2%)
Joy Global, Inc.	66,091	1,685
Navistar International Corp. ‡	154,211	5,830
Media (3.6%)
Cablevision Systems Corp. -Class A	198,120	3,399
Liberty Global, Inc. -Series A ‡	132,119	2,179
Time Warner Cable, Inc. -Class A	88,180	2,842
Metals & Mining (0.6%)
Nucor Corp.	33,050	1,345
Multi-Utilities (2.9%)
CMS Energy Corp.	550,758	6,620
Oil, Gas & Consumable Fuels (4.4%)
Cabot Oil & Gas Corp.	88,120	2,659
Peabody Energy Corp.	88,121	2,326
Range Resources Corp.	66,089	2,642
Southern Union Co.	165,223	2,629
Pharmaceuticals (1.1%)
Shire PLC ADR	66,090	2,463
Real Estate Investment Trusts (1.4%)
BioMed Realty Trust, Inc.	110,156	1,257
ProLogis	220,100	2,005
Semiconductors & Semiconductor Equipment (1.9%)
LAM Research Corp. ‡	44,235	1,233
Marvell Technology Group, Ltd. ‡	132,520	1,455
Varian Semiconductor Equipment Associates, Inc. ‡	66,095	1,692
Software (2.1%)
Electronic Arts, Inc. ‡	88,120	1,793
McAfee, Inc. ‡	66,096	2,482
THQ, Inc. ‡	159,748	546
Specialty Retail (2.5%)
Advance Auto Parts, Inc.	55,081	2,410
Bed Bath & Beyond, Inc. ‡	55,010	1,673
Chico’s FAS, Inc. ‡	220,300	1,683
Textiles, Apparel & Luxury Goods (1.4%)
Phillips-Van Heusen Corp.	110,150	3,198
Thrifts & Mortgage Finance (1.1%)
NewAlliance Bancshares, Inc.	198,270	2,560
Tobacco (2.2%)
Lorillard, Inc.	82,610	5,215
Trading Companies & Distributors (1.3%)
Aircastle, Ltd.	440,630	2,908

The notes to the financial statements are an integral part of this report.

	Shares	Value
Wireless Telecommunication Services (2.2%)
Crown Castle International Corp. ‡	110,150	$2,701
NII Holdings, Inc. ‡	143,230	2,315
Total Common Stocks (cost $201,893)		202,672

INVESTMENT COMPANIES (3.1%)
Capital Markets (3.1%)
iShares Russell 2000 Value Index Fund	55,160	2,510
iShares Russell Midcap Value Index Fund	82,790	2,320
SPDR Gold Trust	27,600	2,409
Total Investment Companies (cost $7,054)		7,239

	Principal
REPURCHASE AGREEMENT (10.9%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $25,009 on 05/01/2009 •	$25,009	25,009
Total Repurchase Agreement (cost $25,009)

Total Investment Securities (cost $233,956) #		234,920
Other Assets and Liabilities, net		(4,460)

Net Assets		$230,460

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 3.05% to 4.73%, maturity dates ranging from 04/01/2035 to 05/01/2035, and with market values plus accrued interest of $25,510.

#

Aggregate cost for federal income tax purposes is $233,956. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $20,505 and $19,541, respectively. Net unrealized appreciation for tax purposes is $964.

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company
SPDR	Standard & Poor’s Depository Receipt

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$209,911	$25,009	$—	$234,920

The notes to the financial statements are an integral part of this report.

Transamerica Schroders International Small Cap

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.1%)
Australia (4.0%)
Computershare, Ltd.	224,141	$1,489
David Jones, Ltd.	120,666	266
Downer Edi, Ltd.	259,711	949
Elders, Ltd.	1,529,428	484
Fairfax Media, Ltd.	1,311,452	1,129
Iluka Resources, Ltd. ‡	443,262	1,063
Sonic Healthcare, Ltd.	189,550	1,606
Transpacific Industries Group, Ltd.	177,883	260
Austria (3.3%)
Andritz AG	45,000	1,543
Kapsch Trafficcom AG §	46,937	1,087
Oesterreichische Post AG	21,000	617
Rosenbauer International AG §	52,000	1,856
Schoeller-Bleckmann Oilfield Equipment AG ‡	31,000	970
Belgium (0.5%)
EVS Broadcast Equipment SA	20,700	956
Bermuda (1.9%)
Aquarius Platinum, Ltd.	150,000	577
ARA Asset Management, Ltd. -144A	3,692,000	1,148
China Resources Gas Group, Ltd. ‡	1,012,000	578
Kerry Properties, Ltd.	366,000	1,119
Cayman Islands (2.7%)
Belle International Holdings, Ltd.	2,210,000	1,717
China Mengniu Dairy Co., Ltd.	664,000	1,195
China Zhongwang Holdings, Ltd. ‡ Ə	906,400	819
Ctrip.com International, Ltd. ADR	10,288	318
Want Want China Holdings, Ltd.	1,639,000	823
China (1.9%)
Beijing Capital International Airport Co., Ltd.	1,990,000	1,271
China National Building Material Co., Ltd.	630,000	1,340
Maanshan Iron & Steel	2,306,000	943
Denmark (1.1%)
Topdanmark A/S ‡	6,000	714
TrygVesta AS	24,000	1,326
Finland (0.8%)
Elisa OYJ	35,000	467
F-Secure OYJ	360,000	1,086
France (7.0%)
Alten, Ltd. ‡	70,000	1,272
Bourbon SA	55,000	2,081
Boursorama ‡	4,892	41
Easydentic ‡	12,000	128
Homair SA ‡	70,000	204
Ipsen SA	46,000	1,892
Maximiles ‡	11,645	113
Meetic ‡	36,000	806
Rubis	25,000	1,424
Saft Groupe SA	66,000	2,030
Store Electronic ‡	56,000	889
Sword Group	62,004	1,231
Virbac SA	11,000	742
Germany (6.6%)
Bauer AG	7,500	284
Bilfinger Berger AG	35,000	1,665
Centrotherm Photovoltaics AG ‡	5,300	206
Cts Eventim AG	2,648	77
Demag Cranes AG	20,000	423
Elringklinger AG	24,000	348
Gerresheimer AG	18,000	435
Grenkeleasing AG	43,000	1,337
Hawesko Holding AG §	14,000	306
Morphosys AG ‡	35,000	641
MTU Aero Engines Holding AG	42,000	1,417
Rheinmetall AG	45,000	1,908
SFC Smart Fuel Cell AG ‡	40,000	308
Symrise AG ‡	45,000	617
Tipp24 AG	20,000	283
Tognum AG ‡	17,812	218
United Internet AG	65,000	683
Wirecard AG ‡	100,000	834
Xing AG ‡	3,400	135
Greece (0.4%)
Aegean Airlines SA ‡	12,760	54
Alapis Holding Industrial and Commercial SA ‡	100,000	102
Eurobank Properties Real Estate Investment Co. REIT	20,553	190
Jumbo SA	50,000	430
Hong Kong (3.4%)
China Everbright, Ltd.	634,000	1,244
China Insurance International Holdings Co., Ltd.	625,000	1,048
Dah Sing Banking Group, Ltd.	1,701,600	1,217
Hong Kong Aircraft Engineering Co., Ltd.	35,600	335
Hopewell Holdings, Ltd.	403,000	1,043
MTR Corp.	286,000	727
Television Broadcasts, Ltd.	174,000	617
Ireland (0.6%)
DCC PLC	65,000	1,183
Israel (0.4%)
Oridion Systems, Ltd. ‡ §	150,000	749
Italy (3.1%)
Acea SpA	120,000	1,499
Azimut Holding SpA ‡	350,000	2,477
CIR-Compagnie Industriali Riunite SpA	875,000	1,151
Natuzzi SpA ADR ‡	75,398	117
Zignago Vetro SpA	110,000	527
Japan (20.6%)
AICA Kogyo Co., Ltd.	92,100	785
Arcs Co., Ltd.	133,800	1,650
Chugoku Marine Paints, Ltd.	323,000	1,840
Daido Steel Co., Ltd.	317,000	1,054
Daihatsu Diesel Manufacturing Co., Ltd.	149,000	771
DC Co., Ltd.	61,000	177
DOWA Holdings Co., Ltd.	258,000	1,023
Exedy Corp.	77,500	1,430
Fujikura Kasei Co., Ltd.	138,100	525
Glory, Ltd.	42,700	784
HIS Co., Ltd.	41,600	653
Hisaka Works, Ltd.	70,000	697
Icom, Inc.	18,100	367
JSP Corp.	121,300	633
Koito Manufacturing Co., Ltd.	54,000	488
Lintec Corp.	63,400	864
Miura Co., Ltd.	40,300	883
Modec, Inc.	42,900	612
Musashi Seimitsu Industry Co., Ltd.	133,200	1,675
Nabtesco Corp.	211,000	1,700
NEC Networks & System Integration Corp.	70,700	667
Nichi-Iko Pharmaceutical Co., Ltd.	67,800	1,832
Nidec Copal Corp.	116,300	750
Nifco, Inc. ‡	112,400	1,484
Nihon Parkerizing Co., Ltd.	91,000	758
Nippon Thompson Co., Ltd.	316,000	1,362
Nishimatsuya Chain Co., Ltd.	71,800	572
Nitta Corp.	131,600	1,499
Obic Co., Ltd.	12,130	1,638
Shinmaywa Industries, Ltd.	370,000	1,058

The notes to the financial statements are an integral part of this report.

	Shares	Value
Japan (continued)
Sumida Corp.	109,500	$533
Takasago International Corp.	118,000	567
Tokai Tokyo Financial Holdings	171,000	378
Tokyo Tomin Bank, Ltd.	49,500	686
Trusco Nakayama Corp.	102,400	1,237
Tsumura & Co.	36,300	994
Tsuruha Holdings, Inc.	24,900	620
Tsutsumi Jewelry Co., Ltd.	48,900	801
Union Tool Co.	63,400	1,513
Korea, Republic of (1.6%)
Hite Brewery Co., Ltd.	4,313	615
NHN Corp. ‡	8,925	1,082
Samsung C&T Corp.	14,355	496
Yuhan Corp.	4,886	754
Netherlands (5.8%)
Accell Group	40,000	1,155
Arcadis NV	90,500	1,347
Exact Holding NV	40,000	798
Fugro NV	52,000	1,880
Imtech NV	10,000	157
James Hardie Industries NV	319,749	1,069
SBM Offshore NV	115,000	1,872
Smit Internationale NV	10,000	567
Ten Cate NV	90,000	1,731
New Zealand (1.1%)
Fisher & Paykel Healthcare Corp., Ltd.	390,966	672
Fletcher Building, Ltd.	369,012	1,399
Norway (0.7%)
Pronova Biopharma As ‡	210,000	531
Stepstone ASA ‡	375,000	340
Tandberg ASA	24,000	342
Singapore (2.2%)
CapitaMall Trust REIT ‡	1,102,000	930
ComfortDelgro Corp., Ltd.	596,000	572
Goodpack, Ltd.	1,117,000	615
Jardine Cycle & Carriage, Ltd.	107,000	1,032
Parkway Holdings, Ltd.	316,000	258
SMRT Corp., Ltd.	579,000	606
Spain (2.0%)
Baron de Ley ‡	2,076	75
Bolsas y Mercados Espanoles	25,000	705
Enagas	69,000	1,208
Laboratorios Farmaceuticos Rovi SA	20,000	143
Red Electrica Corp. SA	35,000	1,472
Sweden (1.5%)
Saab AB ‡	130,000	889
Swedish Match AB	130,000	1,870
Switzerland (7.9%)
Acino Holding AG	14,000	2,085
Advanced Digital Broadcast Holdings SA ‡	874	25
Aryzta AG ‡	23,000	670
Bank Sarasin & CIE AG ‡	46,500	1,114
BKW FMB Energie AG	19,300	1,354
Bucher Industries AG	7,000	576
Financiere Tradition	8,000	749
Geberit AG	8,450	907
Helvetia Holding AG	5,000	1,304
Kuoni Reisen Holding AG	1,970	570
Lindt & Spruengli AG	200	322
Mobilezone Holding AG	250,000	1,507
Newave Energy Holding SA ‡ §	11,000	289
Partners Group Holding AG ‡	7,000	613
Sika AG	1,300	1,185
Temenos Group AG ‡	90,000	1,258
United Kingdom (14.0%)
Albemarle & Bond Holdings	220,313	610
AMEC PLC	70,000	645
Anglo Pacific Group PLC	270,554	540
Assetco PLC	262,853	158
Avocet Mining PLC ‡	350,000	408
Babcock International Group	75,000	485
Bodycote PLC	180,609	383
BSS Group PLC	119,697	567
Burberry Group PLC	66,516	400
Chloride Group PLC	300,000	727
Consort Medical PLC	100,000	577
Cranswick PLC	83,641	749
CSR PLC ‡	133,857	518
Daily Mail & General Trust	158,077	774
Dechra Pharmaceuticals PLC	60,805	364
E2V Technologies PLC §	437,009	710
Elementis PLC	850,000	327
Fidessa Group PLC	50,000	813
Forth Ports PLC	35,000	507
Future PLC	1,463,377	341
Grainger PLC	222,943	557
Greggs PLC	10,000	512
Hamworthy PLC	200,000	574
Helphire Group PLC	477,353	267
HMV Group PLC	200,000	424
Holidaybreak PLC	100,000	370
Hunting PLC	90,000	619
Ig Group Holdings PLC	180,000	587
Inchcape PLC	2,126,790	496
Intec Telecom Systems PLC ‡	700,000	445
John Wood Group PLC	160,000	566
Keller Group PLC	81,046	713
Kier Group PLC	50,927	741
Laird PLC	129,757	298
London Stock Exchange Group PLC	50,000	554
Mitie Group PLC	190,000	588
Morgan Sindall PLC	42,477	386
Oxford Instruments PLC	200,598	472
Premier Oil PLC ‡	28,153	435
PV Crystalox Solar PLC	369,474	616
Redrow PLC ‡	180,000	534
Rotork PLC	50,000	602
Scott Wilson Group PLC	550,000	496
SDL PLC ‡	127,956	619
Speedy Hire PLC	66,515	236
Vitec Group PLC	93,123	324
VT Group PLC	101,515	697
Wellstream Holdings PLC	70,000	538
WH Smith PLC	35,000	217
William Hill PLC	200,000	649
Total Common Stocks (cost $214,651)		174,409

RIGHTS (0.1%)
United Kingdom
Premier Oil PLC	12,512	103
Total Rights (cost $131)

	Principal
REPURCHASE AGREEMENT (4.7%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $8,670 on 05/01/2009 •	$8,670	8,670
Total Repurchase Agreement (cost $8,670)

Total Investment Securities (cost $223,452) #		183,182
Other Assets and Liabilities, net		254

Net Assets		$183,436

The notes to the financial statements are an integral part of this report.

(all amounts in thousands)

(unaudited)

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Machinery	9.0%	$16,358
Pharmaceuticals	5.0	9,337
Energy Equipment & Services	5.0	9,164
Chemicals	4.8	8,800
Construction & Engineering	4.0	7,359
Capital Markets	3.8	6,520
Software	3.3	6,250
Metals & Mining	3.1	5,887
Specialty Retail	2.9	5,544
IT Services	2.9	5,233
Food Products	2.7	4,755
Electronic Equipment & Instruments	2.6	4,744
Diversified Financial Services	2.4	4,427
Electrical Equipment	2.4	4,394
Insurance	2.3	4,392
Industrial Conglomerates	2.2	4,242
Auto Components	2.2	3,941
Hotels, Restaurants & Leisure	1.8	3,047
Internet Software & Services	1.7	3,046
Aerospace & Defense	1.6	3,003
Media	1.5	2,938
Electric Utilities	1.5	2,826
Real Estate Management & Development	1.5	2,719
Transportation Infrastructure	1.5	2,680
Leisure Equipment & Products	1.5	2,659
Gas Utilities	1.4	2,632
Construction Materials	1.4	2,586
Trading Companies & Distributors	1.4	2,536
Commercial Services & Supplies	1.3	2,282
Food & Staples Retailing	1.2	2,270
Road & Rail	1.2	2,172
Textiles, Apparel & Luxury Goods	1.2	2,131
Health Care Equipment & Supplies	1.1	1,998
Commercial Banks	1.1	1,903
Tobacco	1.0	1,870
Health Care Providers & Services	1.0	1,864
Oil, Gas & Consumable Fuels	1.0	1,697
Building Products	0.9	1,692
Communications Equipment	0.9	1,665
Distributors	0.9	1,528
Multi-Utilities	0.8	1,499
Air Freight & Logistics	0.6	1,232
Real Estate Investment Trusts	0.6	1,120
Life Sciences Tools & Services	0.6	1,076
Beverages	0.4	690
Household Durables	0.3	651
Consumer Finance	0.3	610
Containers & Packaging	0.3	527
Semiconductors & Semiconductor Equipment	0.3	518
Professional Services	0.3	496
Diversified Telecommunication Services	0.3	467
Multiline Retail	0.1	266
Internet & Catalog Retail	0.1	113
Household Products	0.1	102
Airlines	0.0	54
Investment Securities, at Value	95.3	174,512
Short-Term Investments	4.7	8,670
Total Investments	100.0%	$183,182

The notes to the financial statements are an integral part of this report.

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
§	Illiquid. These securities aggregated $4,997, or 2.72%, of the Fund’s net assets.
Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 3.97% to 4.73%, maturity dates of 05/01/2035, and with market values plus accrued interest of $8,845.

#

Aggregate cost for federal income tax purposes is $223,452. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,550 and $47,820, respectively. Net unrealized depreciation for tax purposes is $40,270.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2009, these securities aggregated $1,148, or 0.63%, of the Fund’s net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$173,433	$8,930	$819	$183,182

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending April 30, 2009:

Beginning Balance at 10/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 04/30/2009
$—	$827	$—	$—	$(8)	$—	$819

The notes to the financial statements are an integral part of this report.

Transamerica Third Avenue Value

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (82.9%)
Bermuda (2.1%)
Brookfield Infrastructure Partners, LP	26,617	$363
Montpelier Re Holdings, Ltd.	325,711	4,059
Nabors Industries, Ltd. ‡	196,865	2,994
Canada (12.1%)
Brookfield Asset Management, Inc. -Class A	864,586	13,427
Canfor Corp. ‡	739,723	3,180
E-L Financial Corp., Ltd. §	5,786	1,746
EnCana Corp.	327,000	14,954
Power Corp. of Canada	507,564	9,489
France (0.3%)
Sanofi-Aventis SA	17,950	1,040
Germany (0.9%)
Lanxess AG	148,000	3,200
Hong Kong (16.4%)
Cheung Kong Holdings, Ltd.	1,479,153	15,402
Chong Hing Bank, Ltd.	637,190	791
Hang Lung Group, Ltd.	928,692	3,433
Hang Lung Properties, Ltd.	1,703,749	4,847
Henderson Land Development Co., Ltd.	3,474,538	16,364
Hutchison Whampoa, Ltd.	2,095,888	12,440
Wharf Holdings, Ltd.	1,507,141	5,008
Japan (12.7%)
Mitsui Fudosan Co., Ltd.	949,462	11,900
Sapporo Holdings, Ltd.	534,000	2,215
Tokio Marine Holdings, Inc.	470,080	12,369
Toyota Industries Corp.	705,107	18,696
Korea, Republic of (3.8%)
POSCO ADR	174,261	13,413
Sweden (2.9%)
Investor AB -Class A	741,546	10,394
United Kingdom (0.2%)
Derwent London PLC REIT	70,050	869
United States (31.5%)
Alamo Group, Inc.	213,981	2,409
Alexander & Baldwin, Inc.	118,770	3,164
Applied Materials, Inc.	463,961	5,665
AVX Corp.	861,145	8,620
Bank of New York Mellon Corp.	560,052	14,269
Bel Fuse, Inc. -Class A	3,463	50
Bristow Group, Inc. ‡	173,630	3,952
Capital Southwest Corp.	19,256	1,497
Cimarex Energy Co.	551,128	14,825
United States
CIT Group, Inc.	194,517	432
Cross Country Healthcare, Inc. ‡	211,206	1,861
Electro Scientific Industries, Inc. ‡	196,486	1,690
Electronics for Imaging, Inc. ‡	177,436	1,742
Forest City Enterprises, Inc. -Class A	583,218	4,917
Intel Corp.	355,961	5,617
Investment Technology Group, Inc. ‡	134,815	3,071
Lexmark International, Inc. -Class A ‡	66,205	1,299
MDC Holdings, Inc.	53,363	1,824
NewAlliance Bancshares, Inc.	67,535	872
Pharmaceutical Product Development, Inc.	190,000	3,726
Radian Group, Inc.	360,585	624
St. Joe Co. ‡	370,892	9,227
St. Mary Land & Exploration Co.	124,198	2,219
Superior Industries International, Inc.	138,263	2,085
Sycamore Networks, Inc. ‡	1,508,183	4,449
Tejon Ranch Co. ‡	76,574	1,777
Tellabs, Inc. ‡	941,479	4,934
Westwood Holdings Group, Inc.	111,753	4,411
Total Common Stocks (cost $471,511)		$293,821

	Principal
CORPORATE DEBT (0.6%)
United States
Forest City Enterprises, Inc.
3.63%, 10/15/2011	$3,300	2,021
Total Corporate Debt Security (cost $1,870)

SHORT-TERM U.S. GOVERNMENT OBLIGATION (5.6%)
United States
U.S. Treasury Bill
0.40%, 10/08/2009	20,000	19,979
Total Short-Term U.S. Government Obligation (cost $19,963)

REPURCHASE AGREEMENT (10.9%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $38,555 on 05/01/2009 •	38,555	38,555
Total Repurchase Agreement (cost $38,555)

Total Investment Securities (cost $531,899) #		354,376
Other Assets and Liabilities, net		165

Net Assets		$354,541

The notes to the financial statements are an integral part of this report.

(all amounts in thousands)

(unaudited)

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Real Estate Management & Development	25.0%	$88,323
Oil, Gas & Consumable Fuels	9.0	31,998
Insurance	7.9	27,663
Capital Markets	6.6	23,248
Auto Components	5.8	20,781
Short-Term U.S. Government Obligation	5.6	19,979
Metals & Mining	3.8	13,413
Industrial Conglomerates	3.5	12,440
Semiconductors & Semiconductor Equipment	3.2	11,282
Diversified Financial Services	3.0	10,826
Electronic Equipment & Instruments	2.9	10,310
Communications Equipment	2.7	9,433
Energy Equipment & Services	1.9	6,946
Life Sciences Tools & Services	1.1	3,726
Chemicals	0.9	3,200
Paper & Forest Products	0.9	3,180
Marine	0.9	3,164
Computers & Peripherals	0.9	3,041
Machinery	0.7	2,409
Beverages	0.6	2,215
Health Care Providers & Services	0.5	1,861
Household Durables	0.5	1,824
Thrifts & Mortgage Finance	0.4	1,496
Pharmaceuticals	0.3	1,040
Real Estate Investment Trusts	0.2	869
Commercial Banks	0.2	791
Electric Utilities	0.1	363
Investment Securities, at Value	89.1	315,821
Short-Term Investments	10.9	38,555
Total Investments	100.0%	$354,376

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
§	Illiquid. This security aggregated $1,746, or 0.49%, of the Fund’s net assets.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 0.74% to 4.87%, maturity dates ranging from 08/01/2034 to 08/25/2034, and with market values plus accrued interest of $39,327.

#

Aggregate cost for federal income tax purposes is $531,899. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,321 and $179,844, respectively. Net unrealized depreciation for tax purposes is $177,523.

DEFINITIONS:

ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$293,821	$60,555	$—	$354,376

The notes to the financial statements are an integral part of this report.

Transamerica Thornburg International Value

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (94.5%)
Bermuda (0.5%)
Covidien, Ltd.	32,100	$1,059
Brazil (1.7%)
BM&F Bovespa SA	266,200	1,079
Empresa Brasileira de Aeronautica SA ADR ‡	63,827	1,035
Redecard SA	142,170	1,789
Canada (6.8%)
Canadian National Railway Co.	97,089	3,925
Canadian Natural Resources, Ltd.	70,307	3,241
Potash Corp. of Saskatchewan, Inc.	35,065	3,033
Rogers Communications, Inc. -Class B	205,995	5,061
Cayman Islands (1.1%)
Baidu, Inc. ADR ‡	10,400	2,422
China (5.1%)
China Life Insurance Co., Ltd. -Class H	1,620,760	5,751
China Merchants Bank Co., Ltd. -Class H	1,521,549	2,756
Industrial & Commercial Bank of China -Class H	5,394,000	3,119
Denmark (5.5%)
NOVO Nordisk A/S -Class B	119,040	5,698
Vestas Wind Systems ‡	102,890	6,790
Finland (3.1%)
Fortum Oyj	80,619	1,641
Nokia OYJ	368,950	5,335
France (9.5%)
Air Liquide SA	23,284	1,906
AXA SA ‡	205,295	3,462
BNP Paribas	78,620	4,187
Danone	74,255	3,550
France Telecom SA	108,990	2,433
LVMH Moet Hennessy Louis Vuitton SA	78,383	5,951
Germany (6.9%)
Deutsche Bank AG	42,500	2,286
E.ON AG	90,815	3,081
Fresenius Medical Care AG	60,000	2,362
SAP AG	201,720	7,746
Greece (2.2%)
National Bank of Greece SA	163,480	3,448
Opap SA	47,600	1,476
Guernsey, C.I. (1.4%)
Amdocs, Ltd. ‡	147,113	3,079
Hong Kong (3.8%)
China Mobile, Ltd.	391,500	3,400
Hong Kong Exchanges and Clearing, Ltd.	453,700	5,289
Israel (3.7%)
Teva Pharmaceutical Industries, Ltd. ADR	188,238	8,262
Japan (6.1%)
Fanuc, Ltd.	34,726	2,490
Komatsu, Ltd.	145,800	1,802
Nintendo Co., Ltd.	16,480	4,397
Toyota Motor Corp.	133,055	5,194
Mexico (3.3%)
America Movil SAB de CV -Series L ADR	95,789	3,147
Wal-Mart de Mexico SAB de CV -Series V	1,542,940	4,207
Netherlands Antilles (1.2%)
Schlumberger, Ltd.	55,414	2,715
Spain (2.2%)
Telefonica SA	261,920	4,994
Sweden (2.9%)
Hennes & Mauritz AB -Class B	143,415	6,463
Switzerland (8.7%)
Givaudan SA	2,865	1,825
Julius Baer Holding AG	90,548	3,015
Logitech International SA ‡	84,245	1,137
Nestle SA	171,135	5,602
Novartis AG	76,032	2,891
Roche Holding AG	40,025	5,067
Turkey (1.1%)
Turkcell Iletisim Hizmet AS	482,600	2,473
United Kingdom (17.7%)
ARM Holdings PLC	1,532,095	2,720
British American Tobacco PLC	146,050	3,541
British Sky Broadcasting Group PLC	545,374	3,927
Carnival Corp.	204,238	5,665
Reckitt Benckiser Group PLC	153,963	6,074
Sabmiller PLC	136,575	2,307
Smith & Nephew PLC	671,190	4,771
Standard Chartered PLC	413,647	6,474
Vodafone Group PLC ADR	255,789	4,694
Total Common Stocks (cost $222,637)		213,244

	Principal
REPURCHASE AGREEMENT (5.8%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $13,206 on 05/01/2009 •	$13,206	13,206
Total Repurchase Agreement (cost $13,206)

Total Investment Securities (cost $235,843) #		226,450
Other Assets and Liabilities, net		(617)

Net Assets		$225,833

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro	3,147	06/16/2009	$4,262	$(100)
Euro	(4,851)	06/16/2009	(6,465)	49
Mexican Peso	(84,586)	05/29/2009	(6,038)	(56)
Pound Sterling	(1,791)	06/19/2009	(2,680)	31
Swiss Franc	436	05/04/2009	382	♦
				$(76)

The notes to the financial statements are an integral part of this report.

(all amounts in thousands)

(unaudited)

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Pharmaceuticals	9.6%	$21,918
Commercial Banks	8.9	19,984
Wireless Telecommunication Services	8.4	18,775
Software	6.7	15,222
Insurance	4.0	9,213
Food Products	4.1	9,152
Diversified Telecommunication Services	3.3	7,427
Hotels, Restaurants & Leisure	3.2	7,141
Electrical Equipment	3.0	6,790
Chemicals	2.9	6,764
Specialty Retail	2.9	6,463
Diversified Financial Services	2.8	6,368
Household Products	2.7	6,074
Textiles, Apparel & Luxury Goods	2.7	5,951
Health Care Equipment & Supplies	2.6	5,830
Communications Equipment	2.4	5,335
Capital Markets	2.3	5,301
Automobiles	2.3	5,194
Electric Utilities	2.1	4,722
Machinery	1.9	4,292
Food & Staples Retailing	1.8	4,207
Media	1.7	3,927
Road & Rail	1.7	3,925
Tobacco	1.6	3,541
Oil, Gas & Consumable Fuels	1.4	3,241
Semiconductors & Semiconductor Equipment	1.2	2,720
Energy Equipment & Services	1.2	2,715
Internet Software & Services	1.1	2,422
Health Care Providers & Services	1.0	2,362
Beverages	1.0	2,307
IT Services	0.7	1,789
Computers & Peripherals	0.5	1,137
Aerospace & Defense	0.5	1,035
Investment Securities, at Value	94.2	213,244
Short-Term Investments	5.8	13,206
Total Investments	100.0%	$226,450

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 0.80%, a maturity date of 12/15/2034, and with a market value plus accrued interest of $13,472.
♦	Value is less than $1.
#

Aggregate cost for federal income tax purposes is $235,843. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,117 and $16,510, respectively. Net unrealized depreciation for tax purposes is $9,393.

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities				Other Financial Instruments*
Level 1	Level 2	Level 3	Total Investments in Securities	Level 1	Level 2	Level 3
$213,244	$13,206	$—	$226,450	$(76)	$—	$—

* Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

Transamerica UBS Dynamic Alpha

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (0.7%)
Germany (0.7%)
Henkel AG & Co. KGaA, 2.91% ▲	20,037	$544
Porsche AG, 5.21% ▲	997	72
Total Preferred Stocks (cost $741)		616

COMMON STOCKS (80.9%)
Australia (0.8%)
AMP, Ltd.	49,716	188
BHP Billiton, Ltd.	9,635	232
CSL, Ltd.	6,894	172
Rio Tinto, Ltd.	3,130	147
Belgium (0.6%)
Anheuser-Busch InBev NV	12,056	372
Colruyt SA	813	185
Bermuda (0.9%)
Covidien, Ltd.	10,600	349
Marvell Technology Group, Ltd. ‡	19,700	216
SeaDrill, Ltd.	12,800	140
Shangri-La Asia, Ltd.	62,000	92
Brazil (0.4%)
BM&F Bovespa SA	32,000	129
Cia Vale do Rio Doce -Class B ADR	5,800	96
Itau Unibanco Banco Multiplo SA ADR	5,300	73
Petroleo Brasileiro SA ADR	1,900	64
Canada (0.8%)
Kinross Gold Corp.	4,700	72
Teck Resources, Ltd. -Class B	25,300	266
Ultra Petroleum Corp. ‡	7,600	325
Cayman Islands (0.5%)
Belle International Holdings, Ltd.	208,000	162
China Resources Land, Ltd.	74,000	134
Seagate Technology, Inc.	21,300	173
China (0.5%)
China Life Insurance Co., Ltd. -Class H	17,000	60
China Shipping Container Lines Co., Ltd.	538,000	131
China South Locomotive And Rolling Stock Corp. ‡	114,000	51
Industrial & Commercial Bank of China -Class H	236,000	137
ZTE Corp.	20,200	69
Denmark (0.2%)
NOVO Nordisk A/S -Class B	3,642	174
Finland (0.5%)
Nokia OYJ	30,040	434
UPM-Kymmene OYJ	3,511	32
France (2.7%)
Air France-KLM	4,980	56
Alstom SA	1,493	94
BNP Paribas	10,592	564
Bouygues SA	1,505	65
PPR SA	920	71
Remy Cointreau SA	1,491	49
Sanofi-Aventis SA	2,728	158
Societe Generale	2,303	119
Sodexo	1,517	73
Total SA ADR	9,400	467
Total SA	11,502	585
Veolia Environnement	2,491	69
Germany (2.0%)
Adidas AG	3,330	126
Allianz SE	1,685	155
BASF SE ‡	2,500	95
Bayer AG ‡	1,548	77
Bayerische Motoren Werke AG	5,039	175
Daimler AG	2,404	86
Deutsche Boerse AG	1,479	110
Deutsche Post AG	29,328	339
E.ON AG	3,283	112
Fresenius Medical Care AG ADR	2,000	77
SAP AG	3,643	140
Siemens AG	1,512	102
Solarworld AG	2,424	69
United Internet AG	6,381	67
Greece (0.2%)
National Bank of Greece SA	3,694	78
Public Power Corp. SA	4,646	90
Guernsey, C.I. (0.2%)
Ingenious Media Active Capital, Ltd. ‡	35,750	20
Resolution, Ltd. ‡	83,699	118
Hong Kong (0.4%)
China Mobile, Ltd.	6,000	52
Hong Kong Exchanges and Clearing, Ltd.	12,600	147
Sun Hung Kai Properties, Ltd.	15,000	156
India (0.1%)
ICICI Bank, Ltd. ADR	5,600	116
Ireland (0.3%)
CRH PLC	9,741	254
Italy (0.5%)
Intesa Sanpaolo SpA	16,832	54
Saipem SpA	6,299	136
Telecom Italia SpA	231,844	209
Japan (2.8%)
Asahi Glass Co., Ltd.	22,000	131
Canon, Inc.	3,600	108
East Japan Railway Co.	2,000	113
Fanuc, Ltd.	2,000	143
Fast Retailing Co., Ltd.	1,100	115
Hosiden Corp.	4,500	55
Ibiden Co., Ltd.	2,100	61
Japan Tobacco, Inc.	34	85
Komatsu, Ltd.	9,700	120
Mitsubishi Corp.	9,600	147
Mitsubishi UFJ Financial Group, Inc.	23,700	128
Mizuho Financial Group, Inc.	19,500	41
Nintendo Co., Ltd.	200	53
Nippon Electric Glass Co., Ltd.	15,000	120
Nippon Steel Corp.	21,000	70
Nomura Holdings, Inc.	18,200	109
NTT DoCoMo, Inc.	63	88
Seven & I Holdings Co., Ltd.	4,700	106
Shin-Etsu Chemical Co., Ltd.	2,800	135
Takeda Pharmaceutical Co., Ltd.	1,300	46
Tokyu Land Corp.	37,000	123
Toyota Motor Corp.	10,100	395
Jersey, C.I. (0.1%)
Regus PLC	69,153	79
Luxembourg (0.3%)
ArcelorMittal	5,148	123
SES SA	5,951	108
Netherlands (1.0%)
ASML Holding NV	4,627	95
ASML Holding NV -Class G	4,500	95
Heineken NV	6,674	200
Koninklijke Ahold NV	3,785	42
Koninklijke Philips Electronics NV -Class Y	5,300	95
Ordina NV	11,171	49
Qiagen NV ‡	4,200	69
TNT NV	9,800	182
Wolters Kluwer NV	3,837	64

The notes to the financial statements are an integral part of this report.

	Shares	Value
Netherlands Antilles (0.2%)
Hunter Douglas NV	2,002	$50
Schlumberger, Ltd.	3,400	167
Norway (0.1%)
Norske Skogindustrier ASA ‡	9,500	23
Telenor ASA	15,800	99
Panama (0.3%)
Carnival Corp.	11,100	298
Russian Federation (0.2%)
Gazprom OAO ADR	10,532	188
Spain (1.0%)
Banco Santander SA	17,263	166
Gamesa Corp. Tecnologica SA	3,260	62
Iberdrola SA	15,396	123
Inditex SA	2,838	122
Red Electrica Corp. SA	2,363	99
Tecnicas Reunidas SA	1,739	62
Telefonica SA	11,555	220
Sweden (0.7%)
ASSA Abloy AB -Class B	30,348	361
Nordea Bank AB	14,742	111
Telefonaktiebolaget LM Ericsson -Class B	13,129	116
Switzerland (3.2%)
ACE, Ltd.	6,700	310
Alcon, Inc.	3,400	313
Julius Baer Holding AG	6,800	226
Lonza Group AG	640	59
Nestle SA	24,682	809
Novartis AG	6,027	229
Roche Holding AG-Genusschein	699	88
Roche Holding AG-BR	1,475	204
Swatch Group AG	4,821	140
Syngenta AG	498	107
Weatherford International, Ltd. ‡	6,600	110
Zurich Financial Services AG	1,069	201
United Kingdom (15.7%)
3I Group	9,511	45
Aberdeen Asset Management PLC	19,482	38
Anglo American PLC	8,624	189
Associated British Foods PLC	12,505	133
AstraZeneca PLC	11,590	409
Autonomy Corp. PLC ‡	7,225	153
Aviva PLC	74,830	349
BAE Systems PLC	8,400	45
Balfour Beatty PLC	17,436	87
Barclays Bank PLC	40,930	170
BG Group PLC	16,621	269
BP PLC	165,499	1,181
British Airways PLC	67,661	148
British Land Co. PLC REIT	12,196	78
British Sky Broadcasting Group PLC	24,528	177
Brixton PLC REIT	15,096	6
BT Group PLC -Class A	46,969	65
Cadbury PLC	14,917	112
Carnival Corp.	6,973	194
Cattles PLC	51,630	5
Compass Group PLC	30,347	145
Daily Mail & General Trust	25,340	124
DS Smith PLC	9,040	10
DSG International PLC	152,358	97
Electrocomponents PLC	40,763	96
Friends Provident PLC	110,999	105
GlaxoSmithKline PLC	64,107	995
HMV Group PLC	85,306	181
Home Retail Group PLC	29,883	111
HSBC Holdings PLC	37,185	265
IMI PLC	22,677	120
International Power PLC	21,643	80
ITV PLC	136,959	65
J. Sainsbury PLC	17,458	85
John Wood Group PLC	12,145	43
KESA Electricals PLC	34,188	67
Kingfisher PLC	57,745	159
Ladbrokes PLC	69,514	243
Lloyds TSB Group PLC	99,966	166
Logica PLC	160,096	182
Monitise PLC ‡	178,278	10
Northern Foods PLC	74,275	68
Pearson PLC	30,293	316
Premier Farnell PLC	51,890	118
Prudential PLC	91,732	534
Psion PLC	34,539	32
Reckitt Benckiser Group PLC	4,098	162
Reed Elsevier PLC	34,666	259
Rio Tinto PLC	8,824	363
Royal Bank of Scotland PLC ‡	103,510	64
Royal Dutch Shell PLC -Class B	33,724	777
Royal Dutch Shell PLC -Class A	9,456	220
Sage Group PLC	174,622	479
Standard Chartered PLC	11,384	178
STV Group PLC ‡	24,361	25
Tomkins PLC	33,337	86
Unilever PLC	18,126	356
Vodafone Group PLC	925,090	1,707
William Hill PLC	52,137	169
Wolseley PLC ‡	24,287	440
Xstrata PLC	21,296	191
Yule Catto & Co. PLC	39,152	36
United States (43.7%)
Abbott Laboratories	2,300	96
Adobe Systems, Inc. ‡	8,800	241
Aetna, Inc.	3,500	77
Aflac, Inc.	4,000	116
Air Products & Chemicals, Inc.	1,000	66
Alcoa, Inc.	15,000	136
Allergan, Inc.	19,600	915
Amazon.com, Inc. ‡	6,000	483
American Electric Power Co., Inc.	6,800	179
American Tower Corp. -Class A ‡	10,200	324
Amgen, Inc. ‡	5,300	257
Amphenol Corp. -Class A	5,600	190
Anadarko Petroleum Corp.	8,300	357
Apple, Inc. ‡	10,000	1,259
AT&T, Inc.	14,000	359
Atmel Corp. ‡	16,500	63
Baker Hughes, Inc.	8,800	313
Bank of New York Mellon Corp.	11,426	291
Baxter International, Inc.	4,000	194
BioMarin Pharmaceutical, Inc. ‡	4,600	59
BlackRock, Inc. -Class A	1,300	190
BorgWarner, Inc.	10,000	290
Broadcom Corp. -Class A ‡	16,300	378
Burger King Holdings, Inc.	8,600	141
Burlington Northern Santa Fe Corp.	7,000	473
Celanese Corp. -Class A	7,900	165
Central European Distribution Corp. ‡	5,100	114
CH Robinson Worldwide, Inc.	2,700	144
Charles Schwab Corp.	14,400	266
Chevron Corp.	7,200	477
Cisco Systems, Inc. ‡	23,800	460
City National Corp.	2,800	102

The notes to the financial statements are an integral part of this report.

	Shares	Value
United States (continued)
CME Group, Inc. -Class A	1,600	$354
Coach, Inc. ‡	9,800	240
Cognizant Technology Solutions Corp. -Class A ‡	12,300	305
Colgate-Palmolive Co.	4,500	266
Comcast Corp. -Class A	35,400	547
Concur Technologies, Inc. ‡	4,700	127
Continental Resources, Inc. ‡	6,500	152
CR Bard, Inc.	2,600	186
Darden Restaurants, Inc.	2,100	78
Data Domain, Inc. ‡	10,700	178
DaVita, Inc. ‡	4,500	209
Digital Realty Trust, Inc. REIT	3,200	115
Discover Financial Services	28,750	234
Dun & Bradstreet Corp.	3,124	254
Dynegy, Inc. -Class A ‡	17,600	31
Ecolab, Inc.	9,400	362
Energysolutions, Inc.	11,600	113
EOG Resources, Inc.	2,200	140
Estee Lauder Cos., Inc. -Class A	5,200	155
Exelon Corp.	8,800	406
Expeditors International of Washington, Inc.	2,500	87
Express Scripts, Inc. -Class A ‡	7,400	474
Exxon Mobil Corp.	4,200	280
F5 Networks, Inc. ‡	3,100	85
FedEx Corp.	7,400	413
Fiserv, Inc. ‡	4,200	157
Fortune Brands, Inc.	8,900	350
GameStop Corp. -Class A ‡	4,400	133
General Dynamics Corp.	7,900	408
General Electric Co.	46,100	583
Genzyme Corp. ‡	5,200	277
Google, Inc. -Class A ‡	1,600	634
Halliburton Co.	17,800	361
Henry Schein, Inc. ‡	2,800	115
Hess Corp.	5,400	296
Home Depot, Inc.	8,700	229
Idexx Laboratories, Inc. ‡	1,600	63
Illinois Tool Works, Inc.	12,700	416
Immucor, Inc. ‡	8,200	134
Intel Corp.	33,400	526
IntercontinentalExchange, Inc. ‡	5,500	482
International Game Technology	19,300	237
Interpublic Group of Cos., Inc. ‡	35,100	220
Intersil Corp. -Class A	8,600	100
Intuit, Inc. ‡	5,600	130
JC Penney Corp., Inc.	10,300	316
Johnson Controls, Inc.	15,000	285
JPMorgan Chase & Co.	10,000	330
Kellogg Co.	4,800	202
KLA-Tencor Corp.	5,900	164
Laboratory Corp. of America Holdings ‡	4,800	308
LKQ Corp. ‡	6,300	107
Macy’s, Inc.	19,100	261
Marathon Oil Corp.	9,300	276
Mastercard, Inc. -Class A	3,000	550
McDonald’s Corp.	2,900	155
Medco Health Solutions, Inc. ‡	8,700	379
Medtronic, Inc.	9,400	301
MetLife, Inc.	4,000	119
Metropcs Communications, Inc. ‡	11,600	198
Micros Systems, Inc. ‡	5,500	115
Microsoft Corp.	25,500	518
Millipore Corp. ‡	2,100	124
Monsanto Co.	3,600	306
Morgan Stanley	14,100	334
MSC Industrial Direct Co. -Class A	4,500	184
MSCI, Inc. -Class A ‡	5,000	105
NASDAQ OMX Group ‡	3,300	63
National Oilwell Varco, Inc. ‡	1,700	51
National Semiconductor Corp.	7,900	98
NCR Corp. ‡	9,600	97
Newfield Exploration Co. ‡	3,700	115
Nuance Communications, Inc. ‡	4,800	64
Omnicom Group, Inc.	8,000	252
Oracle Corp. ‡	13,100	253
O’Reilly Automotive, Inc. ‡	3,400	132
PACCAR, Inc.	11,700	414
Pall Corp.	7,300	193
Parker Hannifin Corp.	2,900	132
Peabody Energy Corp.	10,700	282
Pepco Holdings, Inc.	5,200	62
PepsiCo, Inc.	8,600	428
Pfizer, Inc.	30,300	405
Praxair, Inc.	5,200	387
Principal Financial Group, Inc.	10,000	163
Psychiatric Solutions, Inc. ‡	3,600	70
Qualcomm, Inc.	13,800	583
Quanta Services, Inc. ‡	8,500	193
Range Resources Corp.	1,800	72
Republic Services, Inc. -Class A	8,135	171
Roper Industries, Inc.	1,300	59
Ryder System, Inc.	5,500	152
Salesforce.com, Inc. ‡	4,300	184
SBA Communications Corp. -Class A ‡	6,500	164
Sempra Energy	6,700	308
Sherwin-Williams Co.	3,800	215
Smith International, Inc.	3,100	80
Solera Holdings, Inc. ‡	11,600	265
Southwestern Energy Co. ‡	12,900	463
Sprint Nextel Corp. ‡	52,000	227
SPX Corp.	1,400	65
Starbucks Corp. ‡	13,200	191
Stericycle, Inc. ‡	3,700	174
Strayer Education, Inc.	1,100	208
Stryker Corp.	8,300	321
SYSCO Corp.	6,400	149
TD Ameritrade Holding Corp. ‡	16,100	256
Teradata Corp. ‡	7,500	125
Tessera Technologies, Inc. ‡	2,900	41
Thermo Fisher Scientific, Inc. ‡	3,200	112
Union Pacific Corp.	8,300	408
United Technologies Corp.	4,400	215
UnitedHealth Group, Inc.	7,700	181
Viacom, Inc. -Class B ‡	10,500	202
Visa, Inc. -Class A	9,700	630
VMware, Inc. -Class A ‡	11,500	300
Waters Corp. ‡	900	40
Wells Fargo & Co.	11,100	224
Williams Cos., Inc.	11,700	165
WMS Industries, Inc. ‡	11,200	359
Wynn Resorts, Ltd. ‡	1,800	71
XTO Energy, Inc.	8,750	303
Zimmer Holdings, Inc. ‡	8,900	391
Total Common Stocks (cost $85,287)		71,125

The notes to the financial statements are an integral part of this report.

(all amounts in thousands)

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT (11.3%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $9,901 on 05/01/2009 •	$9,901	$9,901
Total Repurchase Agreement (cost $9,901)

Total Investment Securities (cost $95,929) #		81,642
Other Assets and Liabilities, net		6,254

Net Assets		$87,896

SWAP AGREEMENTS (a)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION: (1)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty	Currency Code	Notional Amount(2)	Market Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Dow Jones CDX.NA.HY.10 5 Year Index §	5.00%	06/20/2013	GST	—	$13,800	$(2,746)	$(308)	$(2,438)
Dow Jones CDX.NA.HY.11 5 Year Index §	5.00%	12/20/2013	GST	—	7,360	(2,073)	(1,068)	(1,005)
Dow Jones CDX.NA.HY.9 5 Year Index §	1.55%	06/20/2013	GST	—	8,500	(234)	100	(334)
Dow Jones CDX.NA.IG.12 5 Year Index §	1.00%	06/20/2014	GST	—	2,000	(63)	(68)	5
iTraxx Europe Crossover S9 Index §	6.50%	06/20/2013	GST	EUR	9,310	(1,523)	640	(2,163)
iTraxx Europe, Series 11, Version 1 §	1.85%	06/20/2014	GST	EUR	1,500	41	33	8
						$(6,598)	$(671)	$(5,927)

INTEREST RATE SWAP AGREEMENTS - RECEIVABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Upfront Premiums Paid	Unrealized (Depreciation)
6-Month CHF-LIBOR §	3.25%	09/01/2018	GST	CHF	$1,250	$(98)	$1	$(99)
6-Month GBP-LIBOR §	5.21%	06/29/2037	DUB	GBP	3,000	(1,101)	—	(1,101)
6-Month GBP-LIBOR §	5.12%	07/27/2037	DUB	GBP	1,000	(343)	—	(343)
6-Month JPY-LIBOR §	2.57%	02/02/2037	GST	JPY	160,000	(250)	—	(250)
						$(1,792)	$1	$(1,793)

INTEREST RATE SWAP AGREEMENTS - PAYABLE:

Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Currency Code	Notional Amount	Market Value	Upfront Premiums	Unrealized Appreciation (Depreciation)
6-Month GBP-LIBOR §	3.01%	01/22/2037	GST	GBP	$1,000	$(63)	$—	$(63)
6-Month GBP-LIBOR §	3.32%	06/27/2037	DUB	GBP	4,000	103	—	103
						$40	$—	$40

The notes to the financial statements are an integral part of this report.

FUTURES CONTRACTS: (b)

Description	Contracts Г	Expiration Date	Net Unrealized Appreciation (Depreciation)
10-Year Australian T-Bond	87	06/15/2009	$(122)
10-Year Canada Government Bond	(57)	06/19/2009	33
10-Year JGB Mini Index	(109)	06/10/2009	197
10-Year U.S. Treasury Note	(33)	06/19/2009	19
AEX Index	142	05/15/2009	240
ASX SPI 200 Index	(72)	06/18/2009	(470)
CAC 40 Index	(45)	05/15/2009	(56)
DAX Index	(27)	06/19/2009	(448)
DJ Euro Stoxx 50 Index	(45)	06/19/2009	(38)
FTSE 100 Index	(85)	06/19/2009	(130)
FTSE JSE Top 40 Index	(95)	06/18/2009	(48)
German Euro Bund	67	06/08/2009	(77)
Hang Seng Stock Index	(14)	05/27/2009	(41)
IBEX 35 Index	(1)	05/15/2009	(3)
MSCI Taiwan Index	86	05/26/2009	138
Nikkei 225 Index	38	06/12/2009	494
OMX 30 Index	(74)	05/15/2009	(40)
S&P 500 Index	(13)	06/18/2009	(85)
S&P MIB Index	31	06/19/2009	924
S&P Midcap 400 Emini Index	(166)	06/19/2009	(2,121)
S&P TSE 60 Index Futures	(95)	06/18/2009	(904)
SGX MSCI Singapore Index	3	05/28/2009	4
U.K. Long Gilt	(56)	06/26/2009	28
			$(2,506)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	1,735	07/23/2009	$1,197	$57
Australian Dollar	(1,735)	07/23/2009	(1,116)	(138)
Canadian Dollar	1,880	07/23/2009	1,503	74
Canadian Dollar	(1,880)	07/23/2009	(1,472)	(104)
Euro	8,595	07/23/2009	10,927	441
Euro	(21,640)	07/23/2009	(28,479)	(141)
Hong Kong Dollar	(7,185)	07/23/2009	(927)	♦
Japanese Yen	214,600	07/23/2009	2,284	(105)
Japanese Yen	(462,700)	07/23/2009	(4,891)	193
Malaysian Ringgit	8,459	06/02/2009	2,299	75
Pound Sterling	1,155	07/23/2009	1,601	108
Pound Sterling	(8,965)	07/23/2009	(13,182)	(81)
South Korean Won	2,002,000	06/02/2009	1,350	218
South Korean Won	(784,000)	06/02/2009	(528)	(86)
Swedish Krona	92,020	07/23/2009	11,216	225
Swedish Krona	(30,430)	07/23/2009	(3,447)	(336)
Swiss Franc	1,720	07/23/2009	1,541	(32)
Swiss Franc	(2,180)	07/23/2009	(1,894)	(20)
Taiwan Dollar	133,300	06/02/2009	3,858	211
Taiwan Dollar	(50,700)	06/02/2009	(1,473)	(75)
				$484

The notes to the financial statements are an integral part of this report.

(all amounts except for shares in thousands)

(unaudited)

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Bought/Sold	Currency	Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Buy	Euro	1,417	07/23/2009	$64
Sell	Swiss Franc	2,150	07/23/2009	(77)
Buy	Euro	1,550	07/23/2009	(78)
Sell	Swedish Krona	17,244	07/23/2009	(16)
				$(107)

SECURITY SOLD SHORT:

Security Sold Short	Shares	Value
Keyence Corp.	(10)	$(2)
Total Security Sold Short (Proceeds $2)

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Oil, Gas & Consumable Fuels	9.2%	$7,455
Pharmaceuticals	4.6	3,796
Software	3.9	3,032
Wireless Telecommunication Services	3.5	2,760
Commercial Banks	3.2	2,755
Hotels, Restaurants & Leisure	3.0	2,446
Media	2.9	2,359
Insurance	2.8	2,300
Health Care Equipment & Supplies	2.7	2,252
Health Care Providers & Services	2.4	1,890
Metals & Mining	2.4	1,885
IT Services	2.3	1,873
Computers & Peripherals	2.2	1,864
Diversified Financial Services	2.2	1,838
Semiconductors & Semiconductor Equipment	2.2	1,776
Capital Markets	2.2	1,775
Communications Equipment	2.1	1,747
Food Products	2.0	1,680
Chemicals	2.0	1,659
Machinery	2.0	1,654
Specialty Retail	1.9	1,612
Energy Equipment & Services	1.9	1,463
Air Freight & Logistics	1.5	1,165
Beverages	1.4	1,163
Road & Rail	1.4	1,146
Electric Utilities	1.3	1,140
Household Products	1.2	972
Diversified Telecommunication Services	1.1	952
Industrial Conglomerates	1.0	866
Trading Companies & Distributors	0.9	771
Biotechnology	0.9	765
Automobiles	0.9	728
Internet Software & Services	0.9	701
Aerospace & Defense	0.9	668
Multiline Retail	0.8	648
Electronic Equipment & Instruments	0.8	640
Internet & Catalog Retail	0.7	594
Auto Components	0.7	575

The notes to the financial statements are an integral part of this report.

(all amounts in thousands)

(unaudited)

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY (continued):
Food & Staples Retailing	0.7%	$567
Commercial Services & Supplies	0.7	537
Textiles, Apparel & Luxury Goods	0.7	506
Building Products	0.7	492
Real Estate Management & Development	0.5	413
Life Sciences Tools & Services	0.5	404
Household Durables	0.5	400
Multi-Utilities	0.5	377
Construction & Engineering	0.4	345
Professional Services	0.3	254
Construction Materials	0.3	254
Consumer Finance	0.3	239
Electrical Equipment	0.3	215
Diversified Consumer Services	0.3	208
Airlines	0.3	204
Real Estate Investment Trusts	0.2	199
Personal Products	0.2	155
Marine	0.1	131
Independent Power Producers & Energy Traders	0.1	111
Office Electronics	0.1	108
Distributors	0.1	107
Tobacco	0.1	85
Paper & Forest Products	0.0	55
Containers & Packaging	0.0	10
Investment Securities, at Value	87.9	71,741
Short-Term Investments	12.1	9,901
Total Investments	100.0%	$81,642

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 04/30/2009.
‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 0.80%, a maturity date of 12/15/2034, and with a market value plus accrued interest of $10,101.
♦	Value is less than $1.
§	Illiquid. Derivatives aggregated to ($8,350), or (9.5%), of the Fund’s net assets.
#

Aggregate cost for federal income tax purposes is $95,929. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $3,608 and $17,895, respectively. Net unrealized depreciation for tax purposes is $14,287.

Г	Contract amounts are not in thousands.
(a)	$7,020 on deposit with to broker to cover margin requirements for open swap contracts.
(b)	Foreign currency in the amount of $1,404 due to broker to cover margin requirements on open future contracts.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values of credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The notes to the financial statements are an integral part of this report.

DEFINITIONS:

ADR	American Depositary Receipt
CDX	A series of indices that track North American and emerging market credit derivative indices.
CHF	Swiss Franc
DUB	Deutsche Bank AG
EUR	Euro
GBP	Pound Sterling
GST	Goldman Sachs Capital Markets
JPY	Japanese Yen
LIBOR	London Interbank Offered Rates
PLC	Public Limited Company
REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities				Other Financial Instruments*
Level 1	Level 2	Level 3	Total Investments in Securities	Level 1	Level 2	Level 3
$71,741	$9,901	$—	$81,642	$(2,129)	$(7,680)	$—

*Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Investments in Securities Sold Short			Total Investments in Securities Sold
Level 1	Level 2	Level 3	Short
$(2)	$—	$—	$(2)

The notes to the financial statements are an integral part of this report.

Transamerica UBS Large Cap Value

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.2%)
Aerospace & Defense (1.0%)
General Dynamics Corp.	123,100	$6,361
Air Freight & Logistics (2.3%)
FedEx Corp.	252,000	14,102
Auto Components (3.6%)
BorgWarner, Inc.	381,300	11,039
Johnson Controls, Inc.	583,300	11,089
Beverages (1.9%)
Dr. Pepper Snapple Group, Inc. ‡	171,100	3,543
PepsiCo, Inc.	156,800	7,803
Capital Markets (3.7%)
Bank of New York Mellon Corp.	455,755	11,613
Morgan Stanley	464,300	10,976
Chemicals (1.7%)
Air Products & Chemicals, Inc.	66,400	4,376
Celanese Corp. - Series A	296,600	6,181
Commercial Banks (2.7%)
City National Corp.	106,000	3,880
Wells Fargo & Co.	620,600	12,418
Computers & Peripherals (1.8%)
Seagate Technology, Inc.	1,329,600	10,850
Consumer Finance (1.1%)
Discover Financial Services	828,300	6,734
Diversified Financial Services (4.0%)
JPMorgan Chase & Co.	735,900	24,285
Diversified Telecommunication Services (3.7%)
AT&T, Inc.	884,700	22,666
Electric Utilities (6.1%)
American Electric Power Co., Inc.	449,100	11,847
Exelon Corp.	239,200	11,034
Northeast Utilities	458,500	9,638
Pepco Holdings, Inc.	357,400	4,271
Energy Equipment & Services (3.1%)
Baker Hughes, Inc.	293,300	10,436
Halliburton Co.	418,000	8,452
Health Care Equipment & Supplies (3.3%)
Covidien, Ltd.	481,900	15,894
Zimmer Holdings, Inc. ‡	93,100	4,095
Health Care Providers & Services (1.8%)
Medco Health Solutions, Inc. ‡	121,200	5,278
UnitedHealth Group, Inc.	251,300	5,911
Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	411,600	11,064
Household Durables (1.2%)
Fortune Brands, Inc.	182,100	7,158
Industrial Conglomerates (5.1%)
General Electric Co.	2,443,800	30,913
Insurance (4.2%)
ACE, Ltd.	240,700	11,150
Aflac, Inc.	116,900	3,377
MetLife, Inc.	279,100	8,303
Principal Financial Group, Inc.	178,300	2,913
Machinery (4.6%)
Illinois Tool Works, Inc.	429,400	14,084
PACCAR, Inc.	387,600	13,737
Media (6.2%)
Comcast Corp. -Class A	1,205,700	18,641
Interpublic Group of Cos., Inc. ‡	1,456,600	9,118
Omnicom Group, Inc.	345,600	10,876
Metals & Mining (0.7%)
Alcoa, Inc.	448,200	4,065
Multiline Retail (3.5%)
JC Penney Corp., Inc.	294,600	9,041
Macy’s, Inc.	891,600	12,197
Multi-Utilities (3.1%)
MDU Resources Group, Inc.	372,500	6,545
NiSource, Inc.	341,600	3,754
Sempra Energy	192,500	8,859
Oil, Gas & Consumable Fuels (14.7%)
Anadarko Petroleum Corp.	252,200	10,860
Chevron Corp.	296,500	19,598
Exxon Mobil Corp.	213,800	14,254
Hess Corp.	168,200	9,216
Marathon Oil Corp.	532,400	15,812
Peabody Energy Corp.	385,400	10,171
Ultra Petroleum Corp. ‡	236,000	10,101
Pharmaceuticals (4.5%)
Merck & Co., Inc.	309,100	7,493
Pfizer, Inc.	1,474,800	19,702
Road & Rail (2.2%)
Burlington Northern Santa Fe Corp.	126,800	8,557
Ryder System, Inc.	168,700	4,671
Semiconductors & Semiconductor Equipment (2.4%)
Intel Corp.	933,900	14,736
Wireless Telecommunication Services (1.2%)
Sprint Nextel Corp. ‡	1,643,863	7,167
Total Common Stocks (cost $789,740)		592,905

INVESTMENT COMPANY (1.5%)
Capital Markets (1.5%)
SPDR Trust -Series T	101,500	8,886
Total Investment Company (cost $8,329)

	Principal
REPURCHASE AGREEMENT (1.2%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $7,535 on 05/01/2009 •	$7,535	7,535
Total Repurchase Agreement (cost $7,535)

Total Investment Securities (cost $805,604) #		609,326
Other Assets and Liabilities, net		336

Net Assets		$609,662

The notes to the financial statements are an integral part of this report.

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 3.76% to 4.79%, maturity dates of 02/01/2035, and with market values plus accrued interest of $7,687.

#

Aggregate cost for federal income tax purposes is $805,604. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $24,210 and $220,488, respectively. Net unrealized depreciation for tax purposes is $196,278.

DEFINITION:

SPDR	Standard & Poor’s Depository Receipt

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$601,791	$7,535	$—	$609,326

The notes to the financial statements are an integral part of this report.

Transamerica Van Kampen Emerging Markets Debt

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts in thousands)

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (74.6%)
Argentina (0.3%)
Republic of Argentina
8.28%, 12/31/2033	$3,630	$1,047
Brazil (16.0%)
Banco Nacional de Desenvolvimento Economico e Social
6.37%, 06/16/2018 -144A	4,300	4,139
Republic of Brazil
6.00%, 01/17/2017	6,960	7,061
7.13%, 01/20/2037	970	1,004
8.00%, 01/15/2018	16,461	17,778
8.88%, 10/14/2019 - 04/15/2024	4,833	5,736
10.00%, 08/07/2011	3,200	3,664
10.50%, 07/14/2014	2,580	3,173
11.00%, 08/17/2040	9,670	12,353
Bulgaria (0.5%)
Republic of Bulgaria
8.25%, 01/15/2015	1,690	1,771
Colombia (4.3%)
Republic of Colombia
7.38%, 01/27/2017 -03/18/2019	9,310	9,818
11.75%, 02/25/2020	3,810	5,134
Cote d’Ivoire (0.2%)
Republic of Ivory Coast
4.00%, 03/31/2018 Џ	3,495	664
Ecuador (0.5%)
Republic of Ecuador
9.38%, 12/15/2015 Reg S	2,360	1,032
10.00%, 08/15/2030 Reg S Ђ Џ	2,510	809
Ghana (0.6%)
Republic of Ghana
8.50%, 10/04/2017 -144A	2,596	1,921
Indonesia (4.9%)
Republic of Indonesia
6.88%, 01/17/2018 -144A	3,710	3,339
6.88%, 01/17/2018 Reg S	1,740	1,593
7.75%, 01/17/2038 -144A	8,531	7,422
7.75%, 01/17/2038	2,143	1,862
11.63%, 03/04/2019 -144A	2,161	2,582
Korea, Republic of (1.0%)
Republic of Korea
5.75%, 04/16/2014	3,420	3,509
Mexico (9.8%)
United Mexican States
5.63%, 01/15/2017	10,590	10,573
5.95%, 03/19/2019	10,342	10,291
6.05%, 01/11/2040	980	855
6.75%, 09/27/2034	10,637	10,329
8.38%, 01/14/2011	1,709	1,875
Panama (1.9%)
Republic of Panama
7.13%, 01/29/2026	1,690	1,690
8.88%, 09/30/2027	1,694	1,935
9.38%, 04/01/2029	2,560	2,996
Peru (4.8%)
Republic of Peru
6.55%, 03/14/2037	3,895	3,768
7.13%, 03/30/2019	5,890	6,325
7.35%, 07/21/2025	980	1,056
8.38%, 05/03/2016	1,220	1,415
8.75%, 11/21/2033	3,359	4,039
Philippines (4.5%)
Republic of the Philippines
8.38%, 06/17/2019	1,841	2,034
8.88%, 03/17/2015	3,086	3,468
9.00%, 02/15/2013	7,000	8,028
9.50%, 02/02/2030	1,796	2,142
Qatar (0.5%)
State of Qatar
9.75%, 06/15/2030	1,220	1,629
Russian Federation (3.6%)
Russian Federation
7.50%, 03/31/2030 Ђ	6,426	6,255
12.75%, 06/24/2028	4,470	6,235
South Africa (1.1%)
Republic of South Africa
7.38%, 04/25/2012	3,697	3,928
Turkey (10.6%)
Republic of Turkey
6.88%, 03/17/2036	6,054	5,206
7.00%, 09/26/2016	13,500	13,636
8.00%, 02/14/2034	1,579	1,563
11.00%, 01/14/2013	11,700	13,572
11.88%, 01/15/2030	1,951	2,829
Ukraine (1.6%)
Republic of Ukraine
6.58%, 11/21/2016	5,046	3,003
6.75%, 11/14/2017	120	71
7.65%, 06/11/2013	3,796	2,486
Uruguay (0.3%)
Republic of Uruguay
8.00%, 11/18/2022	953	910
Venezuela (7.6%)
Republic of Venezuela
5.75%, 02/26/2016 Reg S	3,400	1,938
7.00%, 03/31/2038	2,907	1,403
8.50%, 10/08/2014	2,100	1,462
9.00%, 05/07/2023	1,100	638
9.25%, 09/15/2027 -05/07/2028	22,233	13,968
10.75%, 09/19/2013	8,680	6,944
Total Foreign Government Obligations (cost $261,017)		257,906

CORPORATE DEBT SECURITIES (11.0%)
Chile (1.0%)
Empresa Nacional del Petroleo
6.75%, 11/15/2012 -144A	500	512
6.75%, 11/15/2012 Reg S	2,810	2,883
Korea, Republic of (0.4%)
Korea Development Bank/Republic of Korea
8.00%, 01/23/2014	1,460	1,533

The notes to the financial statements are an integral part of this report.

	Principal	Value
Luxembourg (2.5%)
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%, 05/15/2017 -144A	$1,527	$1,179
7.18%, 05/16/2013 Reg S	450	398
7.18%, 05/16/2013 -144A	4,130	3,644
TNK-BP Finance SA
7.88%, 03/13/2018 -144A	4,769	3,386
Mexico (0.5%)
Pemex Project Funding Master Trust
8.63%, 12/01/2023Ђ	1,750	1,741
Netherlands (3.3%)
Intergas Finance BV
6.38%, 05/14/2017 Reg S	900	624
Kazmunaigaz Finance Sub BV
9.13%, 07/02/2018 -144A	9,600	8,303
Pindo Deli Finance BV
1.00%, 04/28/2025 Reg S	1,500	75
1.00%, 04/28/2025 -144A *	9,415	471
3.05%, 04/28/2015 Reg S *	1,797	538
3.05%, 04/28/2015 -144A *	150	37
Tjiwi Kimia Finance BV
1.00%, 04/28/2027 -144A	1,045	52
3.05%, 04/28/2015 Reg S *	988	545
3.09%, 04/28/2015 -144A *	2,148	537
Tjiwi Kimia Finance BV (continued)
3.09%, 04/28/2018 Reg S *	1,000	250
4.94%, 04/28/2027 Reg S	1,500	75
Trinidad and Tobago (0.7%)
National Gas Co. of Trinidad & Tobago, Ltd.
6.05%, 01/15/2036 -144A	2,406	1,623
6.05%, 01/15/2036 Reg S	1,000	700
United States (2.6%)
Pemex Project Funding Master Trust
2.62%, 06/15/2010 -144A *	1,500	1,470
2.62%, 06/15/2010 Reg S *	3,950	3,851
9.13%, 10/13/2010	3,400	3,638
Total Corporate Debt Securities (cost $48,482)		38,065

REPURCHASE AGREEMENT (0.3%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $1,045 on 05/01/2009 •	1,045	1,045
Total Repurchase Agreement (cost $1,045)

Total Investment Securities (cost $310,544) #		297,016
Other Assets and Liabilities, net		48,829

Net Assets		$345,845

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Foreign Government Obligation	86.8%	$257,906
Oil, Gas & Consumable Fuels	7.5	22,398
Commercial Banks	2.3	6,754
Diversified Financial Services	1.9	5,709
Paper & Forest Products	0.9	2,580
Gas Utilities	0.2	624
Investment Securities, at Value	99.6	295,971
Short-Term Investments	0.4	1,045
Total Investments	100.0%	$297,016

NOTES TO SCHEDULE OF INVESTMENTS:

Џ	In default.
Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
*	Floating or variable rate note. Rate is listed as of 04/30/2009.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 5.22%, a maturity date of 08/01/2034, and with a market value plus accrued interest of $1,067.
#

Aggregate cost for federal income tax purposes is $310,544. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $12,131 and $25,659, respectively. Net unrealized depreciation for tax purposes is $13,528.

The notes to the financial statements are an integral part of this report.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2009, these securities aggregated $40,617, or 11.74%, of the Fund’s net assets.

OJSC	Open Joint Stock Company

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$—	$297,016	$—	$297,016

The notes to the financial statements are an integral part of this report.

Transamerica Van Kampen Mid Cap Growth

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (92.8%)
Air Freight & Logistics (5.3%)
CH Robinson Worldwide, Inc.	62,400	$3,317
Expeditors International of Washington, Inc.	129,455	4,494
Capital Markets (1.7%)
Calamos Asset Management, Inc. -Class A	78,958	901
Greenhill & Co., Inc.	21,150	1,640
Chemicals (3.8%)
Intrepid Potash, Inc. ‡	68,647	1,695
Nalco Holding Co.	153,227	2,500
Rockwood Holdings, Inc. ‡	112,256	1,381
Commercial Services & Supplies (1.0%)
Covanta Holding Corp. ‡	105,094	1,483
Computers & Peripherals (1.5%)
Teradata Corp. ‡	137,367	2,297
Construction & Engineering (1.1%)
Aecom Technology Corp. ‡	64,148	1,651
Construction Materials (3.3%)
Martin Marietta Materials, Inc.	47,123	3,960
Texas Industries, Inc.	29,494	943
Distributors (3.2%)
Li & Fung, Ltd.	1,690,000	4,797
Diversified Consumer Services (2.8%)
New Oriental Education & Technology Group ADR ‡	42,691	2,262
Strayer Education, Inc.	10,015	1,897
Diversified Financial Services (5.3%)
IntercontinentalExchange, Inc. ‡	29,976	2,626
Leucadia National Corp. ‡	179,347	3,807
Moody’s Corp.	49,362	1,457
Health Care Equipment & Supplies (4.1%)
Gen-Probe, Inc. ‡	57,026	2,746
Intuitive Surgical, Inc. ‡	9,657	1,388
Mindray Medical International, Ltd. ADR	82,377	1,880
Hotels, Restaurants & Leisure (6.9%)
Ctrip.com International, Ltd. ADR	108,680	3,360
Starbucks Corp. ‡	248,314	3,590
Wynn Resorts, Ltd. ‡	84,656	3,321
Household Durables (2.9%)
Gafisa SA ADR ‡	86,798	1,502
Mohawk Industries, Inc. ‡	24,743	1,171
NVR, Inc. ‡	3,182	1,608
Insurance (0.0%)
Alleghany Corp. ‡	50	13
Internet & Catalog Retail (3.2%)
NetFlix, Inc. ‡	28,275	1,281
priceline.com, Inc. ‡	36,414	3,536
Internet Software & Services (9.6%)
Alibaba.com, Ltd. ‡	1,669,700	1,982
Baidu, Inc. ADR ‡	18,767	4,371
Equinix, Inc. ‡	24,266	1,704
Tencent Holdings, Ltd.	693,200	6,172
IT Services (2.3%)
Redecard SA	267,246	3,364
Life Sciences Tools & Services (6.3%)
Illumina, Inc. ‡	155,916	5,823
Techne Corp.	62,697	3,588
Media (1.9%)
Discovery Communications, Inc. -Series C ‡	78,627	1,378
Groupe Aeroplan, Inc.	231,521	1,464
Multiline Retail (1.0%)
Sears Holdings Corp. ‡	23,372	1,460
Oil, Gas & Consumable Fuels (10.8%)
PetroHawk Energy Corp. ‡	62,411	1,473
Range Resources Corp.	32,923	1,316
Southwestern Energy Co. ‡	181,981	6,526
Ultra Petroleum Corp. ‡	157,994	6,762
Pharmaceuticals (1.7%)
Allergan, Inc.	41,405	1,932
Ironwood Pharmaceutical ‡ Ə §	54,887	659
Professional Services (3.3%)
Corporate Executive Board Co.	49,861	862
IHS, Inc. -Class A ‡	66,364	2,744
Monster Worldwide, Inc. ‡	94,202	1,300
Real Estate Management & Development (1.6%)
Brookfield Asset Management, Inc. -Class A	148,206	2,302
Software (4.2%)
Autodesk, Inc. ‡	107,554	2,145
Salesforce.com, Inc. ‡	94,086	4,027
Specialty Retail (1.2%)
Abercrombie & Fitch Co. -Class A	64,336	1,741
Textiles, Apparel & Luxury Goods (0.6%)
Lululemon Athletica, Inc. ‡	68,103	950
Transportation Infrastructure (0.9%)
Grupo Aeroportuario del Pacifico SAB de CV ADR	64,312	1,322
Wireless Telecommunication Services (1.3%)
Millicom International Cellular SA	15,607	756
NII Holdings, Inc. ‡	69,346	1,121
Total Common Stocks (cost $166,146)		137,748

	Principal
REPURCHASE AGREEMENT (6.4%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $9,508 on 05/01/2009 •	$9,508	9,508
Total Repurchase Agreement (cost $9,508)

Total Investment Securities (cost $175,654) #		147,256
Other Assets and Liabilities, net		1,180

Net Assets		$148,436

The notes to the financial statements are an integral part of this report.

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
§	Illiquid. This security aggregated $659, or 0.44%, of the Fund’s net assets.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 4.60% to 5.22%, maturity dates ranging from 07/01/2034 to 08/01/2034, and with market values plus accrued interest of $9,699.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
#

Aggregate cost for federal income tax purposes is $175,654. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,525 and $37,923, respectively. Net unrealized depreciation for tax purposes is $28,398.

DEFINITION:

ADR	American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$137,089	$9,508	$659	$147,256

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending April 30, 2009:

Beginning Balance at 10/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 04/30/2009
$659	$—	$—	$—	$—	$—	$659

The notes to the financial statements are an integral part of this report.

Transamerica Van Kampen Small Company Growth

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCKS (3.3%)
Biotechnology (0.6%)
Pacific Bioscience ‡ Ə §	63,479	$444
IT Services (1.1%)
Ning, Inc. ‡ Ə §	108,208	774
Pharmaceuticals (1.6%)
Ironwood Pharmaceuticals, 8.00% ‡ Ə ▲ §	96,357	1,156
Total Preferred Stocks (cost $1,820)		2,374

COMMON STOCKS (89.2%)
Biotechnology (2.0%)
Alnylam Pharmaceuticals, Inc. ‡	56,850	1,044
Cepheid, Inc. ‡	39,750	386
Capital Markets (7.7%)
Capital Southwest Corp.	2,861	222
Greenhill & Co., Inc.	39,621	3,073
Riskmetrics Group, Inc. ‡	131,881	2,293
Chemicals (1.1%)
Intrepid Potash, Inc. ‡	30,909	763
Construction Materials (5.4%)
Eagle Materials, Inc.	85,953	2,390
Texas Industries, Inc.	46,620	1,491
Distributors (0.5%)
Integrated Distribution Services Group, Ltd.	302,000	355
Diversified Consumer Services (1.1%)
New Oriental Education & Technology Group ADR ‡	15,408	816
Diversified Financial Services (0.7%)
Climate Exchange PLC ‡	13,499	139
Pico Holdings, Inc. ‡	10,962	328
Diversified Telecommunication Services (1.5%)
Cogent Communications Group, Inc. ‡	124,729	1,053
Electric Utilities (2.1%)
Brookfield Infrastructure Partners, LP	108,899	1,486
Health Care Technology (3.0%)
Athenahealth, Inc. ‡	67,466	2,145
Hotels, Restaurants & Leisure (10.5%)
Ambassadors Group, Inc.	64,454	786
BJ’s Restaurants, Inc. ‡	65,779	1,085
Ctrip.com International, Ltd. ADR	51,161	1,582
Gaylord Entertainment Co. ‡	25,303	353
Las Vegas Sands Corp. ‡	91,649	717
Mandarin Oriental International, Ltd.	394,288	390
PF Chang’s China Bistro, Inc. ‡	72,220	2,181
Premier Exhibitions, Inc. ‡	40,240	30
Vail Resorts, Inc. ‡	12,410	362
Household Durables (3.0%)
Brascan Residential Properties SA ‡	326,279	559
Gafisa SA ADR ‡	62,075	1,074
iRobot Corp. ‡	44,376	509
Insurance (1.8%)
Greenlight Capital Re, Ltd. -Class A ‡	83,389	1,291
Internet & Catalog Retail (4.9%)
Blue Nile, Inc. ‡	67,809	2,887
DeNA Co., Ltd.	176	626
Internet Software & Services (6.8%)
Bankrate, Inc. ‡	20,765	519
Comscore, Inc. ‡	33,790	431
GSI Commerce, Inc. ‡	66,111	939
Mercadolibre, Inc. ‡	39,781	1,087
Rediff.com India, Ltd. ADR ‡	50,772	119
SINA Corp. ‡	22,275	624
Vistaprint, Ltd. ‡	33,727	1,160
IT Services (3.2%)
Forrester Research, Inc. ‡	72,306	1,838
Information Services Group, Inc. ‡	149,819	443
Leisure Equipment & Products (0.6%)
Aruze Corp. ‡	55,500	459
Life Sciences Tools & Services (7.1%)
Illumina, Inc. ‡	46,606	1,741
Techne Corp.	59,232	3,389
Machinery (1.1%)
Middleby Corp. ‡	17,559	769
Media (4.5%)
CKX, Inc. ‡	70,531	380
Interactive Data Corp.	37,489	843
Lakes Entertainment, Inc. ‡	55,865	175
Marvel Entertainment, Inc. ‡	60,869	1,817
Oil, Gas & Consumable Fuels (3.8%)
Carrizo Oil & Gas, Inc. ‡	28,084	346
Contango Oil & Gas Co. ‡	50,501	1,914
GMX Resources, Inc. ‡	45,616	499
Professional Services (5.4%)
Advisory Board Co. ‡	70,491	1,314
Corporate Executive Board Co.	19,211	332
Costar Group, Inc. ‡	60,543	2,242
Real Estate Management & Development (0.6%)
Consolidated-Tomoka Land Co.	8,327	289
Market Leader, Inc. ‡	64,637	125
Semiconductors & Semiconductor Equipment (1.3%)
Tessera Technologies, Inc. ‡	67,673	950
Software (4.4%)
Blackboard, Inc. ‡	41,070	1,397
Longtop Financial Technologies, Ltd. ADR ‡	68,680	1,625
Netsuite, Inc. ‡	9,727	136
Specialty Retail (1.9%)
Citi Trends, Inc. ‡	54,291	1,333
Textiles, Apparel & Luxury Goods (1.5%)
Lululemon Athletica, Inc. ‡	78,684	1,098
Transportation Infrastructure (1.7%)
Grupo Aeroportuario del Pacifico SAB de CV ADR	57,961	1,192
Total Common Stocks (cost $74,373)		63,941

	Principal
REPURCHASE AGREEMENT (7.4%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $5,324 on 05/01/2009 •	$5,324	5,324
Total Repurchase Agreement (cost $5,324)

Total Investment Securities (cost $81,517) #		71,639
Other Assets and Liabilities, net		37

Net Assets		$71,676

The notes to the financial statements are an integral part of this report.

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 04/30/2009.
‡	Non-income producing security.
Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
§	Illiquid. These securities aggregated $2,374, or 3.31%, of the Fund’s net assets.
•

Repurchase agreement is collateralized by U.S. Government Agency Obligations with interest rates ranging from 4.60% to 4.74%, maturity dates of 07/01/2034, and with market values plus accrued interest of $5,431.

#

Aggregate cost for federal income tax purposes is $81,517. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,061 and $15,939, respectively. Net unrealized depreciation for tax purposes is $9,878.

DEFINITIONS:

ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities
Level 1	Level 2	Level 3	Total Investments in Securities
$63,941	$5,324	$2,374	$71,639

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending April 30, 2009:

Beginning Balance at 10/31/2008	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Total Realized Gain/ (Loss)	Total Unrealized Appreciation/ (depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 04/30/2009
$2,358	$—	$—	$—	$16	$—	$2,374

The notes to the financial statements are an integral part of this report.

Transamerica WMC Emerging Markets

SCHEDULE OF INVESTMENTS

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK (0.5%)
Mexico (0.5%)
Cemex SAB de CV, 4.00% ▲	599,500	$443
Total Convertible Preferred Stock (cost $476)

COMMON STOCKS (94.3%)
Bermuda (1.7%)
Shangri-La Asia, Ltd.	1,074,000	1,588
Brazil (14.1%)
Amil Participacoes SA ‡	89,700	338
BM&F Bovespa SA	314,200	1,273
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	31,600	1,020
Cia de Bebidas das Americas ADR	10,300	581
Cia Energetica de Minas Gerais ADR	52,100	784
Cia Vale do Rio Doce -Class B ADR	141,100	2,331
Cyrela Brazil Realty SA ‡	139,000	864
Itau Unibanco Banco Multiplo SA ADR	122,600	1,683
Petroleo Brasileiro SA ADR	108,200	3,633
Tam SA ADR ‡	70,200	468
Weg SA	65,000	417
Cayman Islands (1.3%)
Golden Meditech Co., Ltd. ‡	2,120,000	290
Simcere Pharmaceutical Group ADR ‡	78,200	549
WSP Holdings, Ltd. ADR	99,807	349
China (5.5%)
China Life Insurance Co., Ltd. -Class H	317,000	1,125
China Shenhua Energy Co., Ltd. -Class H ‡	741,500	2,081
Datang International Power Generation Co., Ltd.	996,000	483
Industrial & Commercial Bank of China -Class H	2,523,000	1,458
Egypt (3.2%)
Egyptian Financial Group-Hermes Holding	301,326	1,059
Orascom Construction Industries	43,682	1,249
Orascom Telecom Holding Sae GDR	26,300	737
Hong Kong (5.9%)
China Mobile, Ltd. ADR	29,400	1,269
China Overseas Land & Investment, Ltd.	430,414	756
CNOOC, Ltd. ADR	24,300	2,706
Hong Kong Exchanges and Clearing, Ltd.	67,100	782
Hungary (0.7%)
Richter Gedeon	5,308	696
India (11.1%)
Bharti Airtel, Ltd. ‡	95,000	1,439
Dr. Reddys Laboratories, Ltd. ADR	49,300	540
Educomp Solutions, Ltd.	18,100	908
Glenmark Pharmaceuticals, Ltd. ‡	167,862	608
Lanco Infratech, Ltd. ‡	163,700	737
Larsen & Toubro, Ltd. GDR	59,863	1,120
Mahindra & Mahindra, Ltd. GDR	64,541	683
Piramal Healthcare, Ltd.	186,500	865
Punjab National Bank, Ltd.	57,510	553
Reliance Industries, Ltd.	40,600	1,482
Sterlite Industries India, Ltd. ADR	126,400	1,073
United Spirits, Ltd. GDR	58,708	417
Indonesia (1.1%)
Astra Agro Lestari	20,500	31
Indosat TBK PT	693,000	367
PT Astra International	368,000	625
Israel (4.6%)
Bank Hapoalim Bm ‡	169,873	391
Bank Leumi Le-Israel Bm	169,072	428
Bezeq Israeli Telecommunication Corp., Ltd.	421,418	663
Cellcom Israel, Ltd.	30,500	694
Teva Pharmaceutical Industries, Ltd. ADR	49,900	2,190
Korea, Republic of (5.5%)
LG Electronics, Inc.	13,409	1,108
POSCO	3,616	1,119
Samsung Electronics Co., Ltd.	2,518	1,161
Samsung Securities Co., Ltd. ‡	17,962	923
Shinsegae Co., Ltd.	2,541	904
Malaysia (1.1%)
Digi.com BHD	51,700	324
Genting BHD	539,700	709
Mauritius (1.7%)
Golden Agri-Resources, Ltd.	6,521,160	1,630
Mexico (4.6%)
America Movil SAB de CV - Series L ADR	78,600	2,582
Desarrolladora Homex SAB de CV ADR ‡	18,800	349
Fomento Economico Mexicano SAB de CV ADR	17,000	481
Grupo Televisa SA ADR	61,800	957
Papua New Guinea (0.4%)
New Britain Palm Oil, Ltd.	71,556	399
Peru (1.1%)
Cia de Minas Buenaventura SA ADR	48,200	1,020
Philippines (0.9%)
Philippine Long Distance Telephone Co. ADR	18,400	844
Qatar (0.5%)
Commercial Bank of Qatar -144A GDR	146,200	439
Russian Federation (5.4%)
Gazprom OAO ADR	62,607	1,119
LUKOIL ADR	17,700	789
MMC Norilsk Nickel ADR	158,339	1,319
Rosneft Oil Co. GDR ‡	356,046	1,870
South Africa (10.7%)
Adcock Ingram Holdings, Ltd. ‡	167,154	829
African Bank Investments, Ltd.	316,092	1,011
Aspen Pharmacare Holdings, Ltd. ‡	122,413	625
Gold Fields, Ltd.	68,338	713
Harmony Gold Mining Co., Ltd. ADR ‡	61,500	573
Impala Platinum Holdings, Ltd.	114,227	2,211
Kumba Iron Ore, Ltd.	35,119	677
Massmart Holdings, Ltd.	79,159	687
MTN Group, Ltd.	39,775	521
Sasol, Ltd.	39,363	1,199
Truworths International, Ltd.	255,850	1,027
Switzerland (0.1%)
Orascom Development Holding AG ‡	3,726	110
Taiwan (8.9%)
Advanced Semiconductor Engineering, Inc. ADR	21,100	64
Cathay Financial Holding Co., Ltd.	851,000	953
Chunghwa Telecom Co., Ltd. ADR	36,548	691
High Tech Computer Corp.	78,000	1,057
Hon Hai Precision Industry Co., Ltd. GDR	4,049	24
Hon Hai Precision Industry Co., Ltd.	592,000	1,712
Mediatek, Inc.	69,000	719
Taiwan Mobile Co., Ltd.	728,000	1,147
Taiwan Semiconductor Manufacturing Co., Ltd.	1,211,000	2,020
Thailand (1.0%)
Bangkok Bank PCL	377,000	916
Turkey (1.9%)
Akcansa Cimento AS ‡	92,303	202
Cimsa Cimento Sanayi VE Tica ‡	97,395	249
Ford Otomotiv Sanayi AS	60,320	202
Turkiye Garanti Bankasi AS ‡	540,709	1,135
United Kingdom (0.7%)
Hikma Pharmaceuticals PLC	118,507	682
United States (0.6%)
Sohu.com, Inc. ‡	10,900	568
Total Common Stocks (cost $87,111)		88,953

The notes to the financial statements are an integral part of this report.

	Shares	Value
WARRANT (0.1%)
United States
Piramal Life Sciences, Ltd.-144A
Expiration: 10/24/2012
Exercise Price: $0.00	61,734	$59
Total Warrant (cost $151)

	Principal
REPURCHASE AGREEMENT (5.1%)
State Street Repurchase Agreement 0.01%, dated 04/30/2009, to be repurchased at $4,795 on 05/01/2009 •	$4,795	4,795
Total Repurchase Agreement (cost $4,795)

Total Investment Securities (cost $92,533) #		94,250
Other Assets and Liabilities, net		(12)

Net Assets		$94,238

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Hungarian Forint	(99,942)	02/04/2010	$(398)	$(39)
Israeli Smekel	(5,706)	01/28/2010	(1,408)	42
Mexican Peso	(8,107)	02/26/2010	(495)	(67)
South African Rand	26,210	09/29/2009	2,573	442
South African Rand	(26,210)	09/29/2009	(2,877)	(138)
South Korean Won	1,486,201	09/24/2009	1,008	168
South Korean Won	(1,486,201)	09/24/2009	(1,127)	(49)
Taiwan Dollar	48,284	07/24/2009	1,483	(1)
Taiwan Dollar	(48,284)	07/24/2009	(1,425)	(57)
				$301

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Oil, Gas & Consumable Fuels	15.9%	$14,879
Metals & Mining	11.7	11,036
Wireless Telecommunication Services	10.0	9,557
Pharmaceuticals	8.0	7,584
Commercial Banks	7.5	7,003
Semiconductors & Semiconductor Equipment	4.2	3,964
Construction & Engineering	3.3	3,106
Diversified Financial Services	3.3	3,066
Food & Staples Retailing	2.8	2,611
Insurance	2.6	2,416
Hotels, Restaurants & Leisure	2.6	2,407
Household Durables	2.5	2,321
Food Products	2.1	2,060
Capital Markets	2.1	1,982
Electronic Equipment & Instruments	1.8	1,736
Diversified Telecommunication Services	1.8	1,721
Automobiles	1.6	1,510
Beverages	1.5	1,479
Computers & Peripherals	1.1	1,057
Specialty Retail	1.1	1,027
Media	1.0	957
Diversified Consumer Services	1.0	908
Construction Materials	1.0	894
Electric Utilities	0.8	784
Real Estate Management & Development	0.8	756
Internet Software & Services	0.6	568
Independent Power Producers & Energy Traders	0.5	483
Airlines	0.5	468
Machinery	0.4	417
Energy Equipment & Services	0.4	349
Health Care Equipment & Supplies	0.3	290
Biotechnology	0.1	59
Investment Securities, at Value	94.9	89,455
Short-Term Investments	5.1	4,795
Total Investments	100.0%	$94,250

The notes to the financial statements are an integral part of this report.

(all amounts in thousands)

(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 04/30/2009.
‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 0.95%, a maturity date of 06/15/2034, and with a market value plus accrued interest of $4,892.
#

Aggregate cost for federal income tax purposes is $92,533. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,077 and $5,360, respectively. Net unrealized appreciation for tax purposes is $1,717.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 04/30/2009, these securities aggregated $498, or 0.53%, of the Fund’s net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company

The following is a summary of the fair valuations according to the inputs used as of April 30, 2009 in valuing the Fund’s assets and liabilities.

Investments in Securities				Other Financial Instruments*
Level 1	Level 2	Level 3	Total Investments in Securities	Level 1	Level 2	Level 3
$89,396	$4,854	$—	$94,250	$301	$—	$—

*Other financial instruments are derivative instruments such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The notes to the financial statements are an integral part of this report.

STATEMENTS OF ASSETS AND LIABILITIES

At April 30, 2009

(all amounts except share amounts in thousands)

(unaudited)

	Transamerica AllianceBernstein International Value	Transamerica BlackRock Global Allocation	Transamerica BlackRock Large Cap Value	Transamerica BlackRock Natural Resources	Transamerica BNY Mellon Market Neutral Strategy	Transamerica Evergreen International Small Cap
Assets:
Investment securities, at value	$218,046	$386,884	$409,530	$79,458	$82,841	$297,388
Repurchase agreement, at value	6,379	255	590	2,314	19,597	11,489
Cash on deposit with broker	—	10	—	—	64,178	—
Foreign currency, at value	1,768	—	—	—	—	639
Receivables:
Investment securities sold	819	663	—	52	15,898	15,494
Shares of beneficial interest sold	234	101	12	29	3	50
Interest	—	1,686	—	—	—	—
Dividends	718	808	738	93	35	894
Dividend reclaims	491	104	—	22	—	195
Variation margin	—	2,243	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	826	228	—	—	—	21
	$229,281	$392,982	$410,870	$81,968	$182,552	$326,170
Liabilities:
Due to custodian	—	196	—	—	—	—
Foreign currency due to broker	—	1,514	—	—	—	—
Accounts payable and accrued liabilities:
Investment securities purchased	3,262	1,230	—	—	15,564	21,605
Shares of beneficial interest redeemed	—	45	—	1	14	31
Management and advisory fees	152	233	263	52	98	254
Trustees fees	1	2	2	— (a)	1	2
Administration fees	4	6	7	1	2	5
Dividends from short sales	—	—	—	—	68	—
Other	141	198	26	28	17	107
Written options, at value	—	1,117	—	—	—	—
Swap agreements, at value	—	42	—	—	—	—
Securities sold short, at value	—	—	—	—	83,341	—
Unrealized depreciation on forward foreign currency contracts	2,094	688	—	—	—	578
	5,654	5,271	298	82	99,105	22,582
Net assets	$223,627	$387,711	$410,572	$81,886	$83,447	$303,588

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized,no par value	$457,380	$467,919	$642,038	$107,692	$95,778	$484,990
Undistributed (accumulated) net investment income (loss)	2,210	1,645	3,063	170	(932)	1,146
Accumulated net realized loss from investments	(109,046)	(22,070)	(170,182)	(3,382)	(17,882)	(164,216)
Net unrealized appreciation (depreciation) on:
Investment securities	(125,639)	(61,429)	(64,347)	(22,594)	2,533	(17,775)
Futures contracts	—	2,667	—	—	—	—
Written option contracts	—	(435)	—	—	—	—
Swap agreements	—	(42)	—	—	—	—
Translation of assets and liabilities denominated in foreign currencies	(1,278)	(544)	—	—	—	(557)
Securities sold short	—	—	—	—	3,950	—
Net assets	$223,627	$387,711	$410,572	$81,886	$83,447	$303,588

Shares outstanding	36,896	45,865	62,076	10,510	9,680	38,498

Net asset value and offering price per share	$6.06	$8.45	$6.61	$7.79	$8.62	$7.89

Investment securities, at cost	$343,685	$448,313	$473,878	$102,052	$80,308	$315,163
Repurchase agreement, at cost	$6,379	$255	$590	$2,314	$19,597	$11,489
Foreign currency, at cost	$1,759	$(1,519)	$—	$—	$—	$640
Premium received on written option & swaption contracts	$—	$682	$—	$—	$—	$—
Proceeds received from securities sold short	$—	$—	$—	$—	$87,291	$—

The notes to the financial statements are an integral part of this report.

	Transamerica Federated Market Opportunity	Transamerica JPMorgan International Bond	Transamerica JPMorgan Mid Cap Value	Transamerica Loomis Sayles Bond	Transamerica Marsico International Growth	Transamerica Neuberger Berman International
Assets:
Investment securities, at value	$48,342	$611,194	$144,966	$585,939	$271,652	$283,700
Repurchase agreement, at value	32,962	3,150	7,047	26,214	24,476	10,211
Foreign currency, at value	—	2,220	—	—	369	393
Receivables:
Investment securities sold	1,544	22,562	1,084	5,992	6,270	1,606
Shares of beneficial interest sold	—	—	—	48	381	33
Interest	113	8,482	—	13,073	—	—
Dividends	34	—	92	29	1,093	995
Dividend reclaims	5	—	—	—	1,099	686
Unrealized appreciation on forward foreign currency contracts	1,771	5,409	—	—	—	—
	$84,771	$653,017	$153,189	$631,295	$305,340	$297,624
Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	2,404	11,658	3,649	1,328	7,312	5,709
Shares of beneficial interest redeemed	21	89	12	19	—	28
Management and advisory fees	53	270	99	318	240	220
Trustees fees	— (a)	4	1	3	2	2
Administration fees	1	10	2	10	5	5
Variation margin	—	350	—	—	—	—
Other	13	198	17	49	169	141
Unrealized depreciation on forward foreign currency contracts	87	2,065	—	51	—	—
	2,579	14,644	3,780	1,778	7,728	6,105
Net assets	$82,192	$638,373	$149,409	$629,517	$297,612	$291,519

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$92,822	$639,572	$209,526	$782,423	$513,081	$561,703
Undistributed (accumulated) net investment income (loss)	10	872	1,186	5,442	1,150	1,788
Accumulated net realized loss from investments	(12,011)	(13,722)	(19,039)	(30,158)	(184,805)	(211,044)
Net unrealized appreciation (depreciation) on:
Investment securities	(317)	10,048	(42,264)	(128,180)	(31,824)	(60,862)
Futures contracts	—	(1,668)	—	—	—	—
Translation of assets and liabilities denominated in foreign currencies	1,688	3,271	—	(10)	10	(66)
Net assets	$82,192	$638,373	$149,409	$629,517	$297,612	$291,519

Shares outstanding	9,344	62,031	21,254	78,557	43,641	49,861

Net asset value and offering price per share	$8.80	$10.29	$7.03	$8.01	$6.82	$5.85

Investment securities, at cost	$48,659	$601,146	$187,230	$714,119	$303,476	$344,562
Repurchase agreement, at cost	$32,962	$3,150	$7,047	$26,214	$24,476	$10,211
Foreign currency, at cost	$—	$2,230	$—	$—	$361	$394

The notes to the financial statements are an integral part of this report.

	Transamerica Oppenheimer Developing Markets	Transamerica Oppenheimer Small- & Mid- Cap Value	Transamerica Schroders International Small Cap	Transamerica Third Avenue Value	Transamerica Thornburg International Value	Transamerica UBS Dynamic Alpha
Assets:
Investment securities, at value	$333,408	$209,911	$174,512	$315,821	$213,244	$71,741
Repurchase agreement, at value	9,580	25,009	8,670	38,555	13,206	9,901
Cash on deposit with broker	—	—	—	—	—	7,020
Foreign currency, at value	7,774	—	589	4	206	—
Receivables:
Investment securities sold	851	2,401	270	—	787	2,188
Shares of beneficial interest sold	149	37	436	38	700	7
Interest	—	—	—	5	—	2
Dividends	1,118	103	691	437	863	139
Dividend reclaims	18	9	87	4	130	130
Variation margin	—	—	—	—	—	9,438
Other	19	—	—	—	—	1
Swap agreements, at value	—	—	—	—	—	144
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	80	1,666
	$352,917	$237,470	$185,255	$354,864	$229,216	$102,377
Liabilities:
Foreign currency due to broker	—	—	—	—	—	1,404
Accounts payable and accrued liabilities:
Investment securities purchased	3,376	6,820	1,590	—	2,876	3,096
Shares of beneficial interest redeemed	28	3	—	17	61	—
Management and advisory fees	285	166	140	226	225	89
Trustees fees	2	1	— (a)	2	1	1
Administration fees	5	4	3	5	3	1
Other	285	16	86	73	61	105
Swap agreements, at value	—	—	—	—	—	8,494
Securities sold short, at value	—	—	—	—	—	2
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	156	1,289
	3,981	7,010	1,819	323	3,383	14,481
Net assets	$348,936	$230,460	$183,436	$354,541	$225,833	$87,896

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$513,085	$304,401	$247,235	$621,644	$239,295	$178,450
Undistributed (accumulated) net investment income (loss)	90	384	936	1,787	1,028	(186)
Accumulated net realized loss from investments	(71,199)	(75,289)	(24,467)	(91,367)	(5,028)	(66,267)
Net unrealized appreciation (depreciation) on:
Investment securities	(93,111)	964	(40,270)	(177,523)	(9,393)	(14,287)
Futures contracts	—	—	—	—	—	(2,506)
Swap agreements	—	—	—	—	—	(7,680)
Translation of assets and liabilities denominated in foreign currencies	71	—	2	—	(69)	372
Net assets	$348,936	$230,460	$183,436	$354,541	$225,833	$87,896

Shares outstanding	48,776	35,377	30,708	22,795	29,465	16,566

Net asset value and offering price per share	$7.15	$6.51	$5.97	$15.55	$7.66	$5.31

Investment securities, at cost	$426,519	$208,947	$214,782	$493,344	$222,637	$86,028
Repurchase agreement, at cost	$9,580	$25,009	$8,670	$38,555	$13,206	$9,901
Foreign currency, at cost	$7,679	$—	$586	$4	$207	$(1,404)
Premium paid on swap agreements	$—	$—	$—	$—	$—	$(670)
Proceeds received from securities sold short	$—	$—	$—	$—	$—	$2

The notes to the financial statements are an integral part of this report.

	Transamerica UBS Large Cap Value	Transamerica Van Kampen Emerging Markets Debt	Transamerica Van Kampen Mid-Cap Growth	Transamerica Van Kampen Small Company Growth	Transamerica WMC Emerging Markets
Assets:
Investment securities, at value	$601,791	$295,971	$137,748	$66,315	$89,455
Repurchase agreement, at value	7,535	1,045	9,508	5,324	4,795
Foreign currency, at value	—	1,465	1	—	167
Receivables:
Investment securities sold	—	44,325	2,486	347	7,327
Shares of beneficial interest sold	—	—	666	306	488
Interest	—	5,730	—	—	—
Dividends	771	—	19	20	298
Variation margin	—	6	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	652
	$610,097	$348,542	$150,428	$72,312	$103,182
Liabilities:
Accounts payable and accrued liabilities:
Investment securities purchased	—	2,298	1,879	565	8,453
Shares of beneficial interest redeemed	23	93	—	—	—
Management and advisory fees	371	260	86	50	98
Trustees fees	4	2	1	— (a)	—	(a)
Administration fees	9	6	2	1	1
Other	28	38	24	20	41
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	351
	435	2,697	1,992	636	8,944
Net assets	$609,662	$345,845	$148,436	$71,676	$94,238

Net assets consist of:
Shares of beneficial interest, unlimited shares authorized, no par value	$1,030,127	$400,274	$190,156	$102,008	$105,371
Undistributed (accumulated) net investment income (loss)	4,981	1,213	(44)	(157)	308
Accumulated net realized loss from investments	(229,170)	(41,982)	(13,278)	(20,297)	(13,461)
Net unrealized appreciation (depreciation) on:
Investment securities	(196,276)	(13,527)	(28,398)	(9,878)	1,717
Translation of assets and liabilities denominated in foreign currencies	—	(133)	—	—	303
Net assets	$609,662	$345,845	$148,436	$71,676	$94,238

Shares outstanding	85,636	38,632	19,515	9,698	10,616

Net asset value and offering price per share	$7.12	$8.95	$7.61	$7.39	$8.88

Investment securities, at cost	$798,069	$309,499	$166,146	$76,193	$87,738
Repurchase agreement, at cost	$7,535	$1,045	$9,508	$5,324	$4,795
Foreign currency, at cost	$—	$1,598	$1	$—	$164

The notes to the financial statements are an integral part of this report.

(a) Rounds to less than $1.

STATEMENTS OF OPERATIONS

For the period ended April 30, 2009

(all amounts in thousands)

(unaudited)

	Transamerica AllianceBernstein International Value	Transamerica BlackRock Global Allocation		Transamerica BlackRock Large Cap Value	Transamerica BlackRock Natural Resources	Transamerica BNY Mellon Market Neutral Strategy	Transamerica Evergreen International Small Cap
Investment income:
Dividend income	$4,014	$2,979		$6,573	$616	$1,019	$2,922
Withholding taxes on foreign dividends	(420)	(92)		—	(22)	—	(244)
Interest income	—	1,439		—	—	—	—
Securities lending income (net)	186	283		54	49	1	251
	3,780	4,609		6,627	643	1,020	2,929

Expenses:
Management and advisory	929	1,374		1,622	300	709	1,558
Transfer agent	— (a)	—	(a)	— (a)	— (a)	— (a)	— (a)
Printing and shareholder reports	4	2		3	— (a)	1	2
Custody	159	341		30	18	13	167
Administration	21	37		41	7	10	30
Legal	3	5		7	1	2	4
Audit and tax	10	16		10	15	10	10
Trustees	2	4		4	1	1	3
Dividend expense on securities sold short	—	—		—	—	1,057	—
Broker expense on securities sold short	—	—		—	—	148	—
Other	2	4		5	1	1	3
Total expenses	1,130	1,783		1,722	343	1,952	1,777

Net investment income (loss)	2,650	2,826		4,905	300	(932)	1,152

Net realized gain (loss) on transactions from:
Investment securities	(71,246)	(20,353	)(b)	(112,677)	(3,362)	(11,640)	(73,350)
Futures contracts	—	537		—	—	—	—
Written option contracts	—	657		—	—	—	—
Foreign currency transactions	250	(337)		—	(17)	—	4,188
	(70,996)	(19,496)		(112,677)	(3,379)	(11,640)	(69,162)

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	59,314	22,619	(c)	54,877	(477)	36,912	63,497
Futures contracts	—	1,567		—	—	—	—
Written option contracts	—	(703)		—	—	—	—
Swap agreements	—	(42)		—	—	—	—
Translation of assets and liabilities denominated in foreign currencies	(1,223)	600		—	22	—	(4,648)
Unrealized securities sold short	—	—		—	—	(32,631)	—
Change in unrealized appreciation (depreciation):	58,091	24,041		54,877	(455)	4,281	58,849
Net realized and unrealized gain (loss)	(12,905)	4,545		(57,800)	(3,834)	(7,359)	(10,313)
Net increase (decrease) in net assets resulting from operations	$(10,255)	$7,371		$(52,895)	$(3,534)	$(8,291)	$(9,161)

The notes to the financial statements are an integral part of this report.

	Transamerica Federated Market Opportunity	Transamerica JPMorgan International Bond	Transamerica JPMorgan Mid Cap Value	Transamerica Loomis Sayles Bond	Transamerica Marsico International Growth	Transamerica Neuberger Berman International
Investment income:
Dividend income	$539	$—	$2,369	$496	$2,919	$3,823
Withholding taxes on foreign dividends	(27)	—	(7)	—	(207)	(285)
Interest income	67	10,500	—	25,519	—	—
Securities lending income (net)	27	89	96	129	170	206
	606	10,589	2,458	26,144	2,882	3,744

Expenses:
Management and advisory	302	1,754	573	1,888	1,362	1,352
Transfer agent	— (a)	— (a)	— (a)	— (a)	— (a)	— (a)
Printing and shareholder reports	1	5	1	4	2	2
Custody	13	257	18	73	203	187
Administration	8	68	14	59	26	28
Legal	1	10	2	9	4	5
Audit and tax	10	10	10	10	10	10
Trustees	1	7	1	6	3	3
Other	1	8	2	5	2	2
Total expenses	337	2,119	621	2,054	1,612	1,589

Net investment income	269	8,470	1,837	24,090	1,270	2,155

Net realized gain (loss) on transactions from:
Investment securities	(10,571)	(9,810)	(15,815)	(29,683)	(73,687)	(90,036)
Futures contracts	—	4,118	—	—	—	—
Foreign currency transactions	195	(1,123)	—	(105)	(108)	(439)
	(10,376)	(6,815)	(15,815)	(29,788)	(73,795)	(90,475)

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	16,183	27,989	8,677	90,264	81,052	89,544
Futures contracts	—	(2,488)	—	—	—	—
Written option contracts	218	—	—	—	—	—
Translation of assets and liabilities denominated in foreign currencies	1,366	(1,940)	—	56	56	10
Change in unrealized appreciation (depreciation):	17,767	23,561	8,677	90,320	81,108	89,554
Net realized and unrealized gain (loss)	7,391	16,746	(7,138)	60,532	7,313	(921)
Net increase (decrease) in net assets resulting from operations	$7,660	$25,216	$(5,301)	$84,622	$8,583	$1,234

The notes to the financial statements are an integral part of this report.

	Transamerica Oppenheimer Developing Markets	Transamerica Oppenheimer Small- & Mid-Cap Value	Transamerica Schroders International Small Cap	Transamerica Third Avenue Value	Transamerica Thornburg International Value	Transamerica UBS Dynamic Alpha
Investment income:
Dividend income	$2,213	$1,456	$1,878	$3,122	$2,047	$1,074
Withholding taxes on foreign dividends	(151)	(6)	(160)	(222)	(202)	(21)
Interest income	—	—	—	79	—	216
Securities lending income (net)	117	80	42	254	1	81
	2,179	1,530	1,760	3,233	1,846	1,350

Expenses:
Management and advisory	1,646	859	679	1,266	693	789
Transfer agent	— (a)	— (a)	— (a)	— (a)	— (a)	— (a)
Printing and shareholder reports	2	1	1	2	1	1
Custody	558	24	94	83	53	121
Administration	29	18	13	32	13	11
Legal	5	3	2	5	1	2
Audit and tax	19	10	10	10	10	11
Trustees	3	2	1	3	1	1
Other	2	2	1	4	1	1
Total expenses	2,264	919	801	1,405	773	937
Expenses recaptured (reimbursed)	(176)	—	5	—	45	(7)
Net expenses	2,088	919	806	1,405	818	930

Net investment income	91	611	954	1,828	1,028	420

Net realized gain (loss) on transactions from:
Investment securities	(62,333) (d)	(48,556)	(16,922)	(70,223)	(4,792)	(53,469)
Futures contracts	—	—	—	—	—	12,364
Swap agreements	—	—	—	—	—	(7,829)
Foreign currency transactions	141	(55)	(43)	(98)	1,828	19,683
	(62,192)	(48,611)	(16,965)	(70,321)	(2,964)	(29,251)
Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	94,199 (b)	68,619	27,479	46,234	10,939	43,977
Futures contracts	—	—	—	—	—	(14,849)
Swap agreements	—	—	—	—	—	1,834
Translation of assets and liabilities denominated in foreign currencies	(21)	—	69	(16)	(2,060)	(20,771)
Change in unrealized appreciation (depreciation):	94,178	68,619	27,548	46,218	8,879	10,191
Net realized and unrealized gain (loss)	31,986	20,008	10,583	(24,103)	5,915	(19,060)
Net increase (decrease) in net assets resulting from operations	$32,077	$20,619	$11,537	$(22,275)	$6,943	$(18,640)

The notes to the financial statements are an integral part of this report.

	Transamerica UBS Large Cap Value	Transamerica Van Kampen Emerging Markets Debt	Transamerica Van Kampen Mid-Cap Growth	Transamerica Van Kampen Small Company Growth	Transamerica WMC Emerging Markets
Investment income:
Dividend income	$9,724	$—	$304	$134	$856
Withholding taxes on foreign dividends	—	—	(7)	—	(38)
Interest income	—	13,697	—	—	—
Securities lending income (net)	133	127	99	140	1
	9,857	13,824	396	274	819

Expenses:
Management and advisory	2,252	1,519	367	244	419
Transfer agent	— (a)	— (a)	— (a)	— (a)	— (a)
Printing and shareholder reports	4	2	1	— (a)	1
Custody	40	47	21	18	53
Administration	58	33	9	5	7
Legal	9	5	1	1	1
Audit and tax	10	12	10	10	10
Trustees	6	3	1	1	1
Other	6	3	1	1	1
Total expenses	2,385	1,624	411	280	493
Expenses recaptured	—	—	—	—	18
Net expenses	2,385	1,624	411	280	511

Net investment income (loss)	7,472	12,200	(15)	(6)	308

Net realized gain (loss) on transactions from:
Investment securities	(187,944)	(25,707)	(5,782)	(7,078)	(11,779)
Futures contracts	—	(1,642)	—	—	—
Foreign currency transactions	—	(110)	(6)	(2)	193
	(187,944)	(27,459)	(5,788)	(7,080)	(11,586)

Net increase (decrease) in unrealized appreciation (depreciation) on:
Investment securities	111,779	67,947	13,966	9,052	23,264
Futures contracts	—	859	—	—	—
Translation of assets and liabilities denominated in foreign currencies	—	75	—	—	(188)
Change in unrealized appreciation (depreciation):	111,779	68,881	13,966	9,052	23,076
Net realized and unrealized gain (loss)	(76,165)	41,422	8,178	1,972	11,490
Net increase (decrease) in net assets resulting from operations	$(68,693)	$53,622	$8,163	$1,966	$11,798

(a) Rounds to less than $1.

(b) Net of foreign capital gains tax rounds to less than $1.

(c) Net of foreign capital gains tax of $30.

(d) Net of foreign capital gains tax of $144.

The notes to the financial statements are an integral part of this report.

STATEMENTS OF CHANGES IN NET ASSETS

For the period or years ended:

(all amounts in thousands)

	Transamerica AllianceBernstein International Value		Transamerica BlackRock Global Allocation		Transamerica BlackRock Large Cap Value
	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008
From operations:
Net investment income	$2,650	$12,435	$2,826	$11,108	$4,905	$6,826
Net realized gain (loss)(a)	(70,996)	(38,030)	(19,496)	31,728	(112,677)	(57,165)
Change in unrealized appreciation (depreciation)(b)	58,091	(269,436)	24,041	(167,402)	54,877	(211,987)
Net increase (decrease) in net assets resulting from operations	(10,255)	(295,031)	7,371	(124,566)	(52,895)	(262,326)

Distributions to shareholders:
From net investment income	(12,685)	(7,597)	(22,476)	(13,764)	(8,083)	(4,474)
From net realized gains	—	(33,605)	(20,995)	(22,930)	—	(34,049)
Total distributions to shareholders	(12,685)	(41,202)	(43,471)	(36,694)	(8,083)	(38,523)

Capital share transactions:
Proceeds from shares sold	3,827	93,000	4,864	54,017	26,924	146,655
Dividends and distributions reinvested	12,685	41,202	43,471	36,694	8,083	38,523
Cost of shares redeemed	(18,282)	(68,849)	(2,305)	(72,154)	(25,273)	(32,648)
Net increase (decrease) in net assets resulting from capital shares transactions	(1,770)	65,353	46,030	18,557	9,734	152,530

Net increase (decrease) in net assets	(24,710)	(270,880)	9,930	(142,703)	(51,244)	(148,319)

Net assets:
Beginning of period/year	248,337	519,217	377,781	520,484	461,816	610,135
End of period/year	$223,627	$248,337	$387,711	$377,781	$410,572	$461,816
Undistributed net investment income	$2,210	$12,245	$1,645	$21,295	$3,063	$6,241

Share activity:
Shares issued	655	7,797	566	4,536	3,632	15,062
Shares issued-reinvested from distributions	2,013	3,133	5,084	2,993	1,107	3,267
Shares redeemed	(3,369)	(8,235)	(276)	(6,380)	(3,379)	(4,257)
Net increase (decrease) in shares outstanding	(701)	2,695	5,374	1,149	1,360	14,072

	Transamerica BlackRock Natural Resources		Transamerica BNY Mellon Market Neutral Strategy		Transamerica Evergreen International Small Cap
	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008
From operations:
Net investment income (loss)	$300	$312	$(932)	$1,280	$1,152	$3,219
Net realized gain (loss)(a)	(3,379)	46	(11,640)	(1,772)	(69,162)	(92,581)
Change in unrealized appreciation (depreciation)(b)	(455)	(64,043)	4,281	4,178	58,849	(231,063)
Net increase (decrease) in net assets resulting from operations	(3,534)	(63,685)	(8,291)	3,686	(9,161)	(320,425)

Distributions to shareholders:
From net investment income	(414)	(323)	—	(6,638)	(5,624)	(4,384)
From net realized gains	(50)	(1,682)	(1,349)	—	—	(68,336)
Total distributions to shareholders	(464)	(2,005)	(1,349)	(6,638)	(5,624)	(72,720)

Capital share transactions:
Proceeds from shares sold	2,776	14,918	861	16,449	20,907	20,000
Dividends and distributions reinvested	464	2,005	1,349	6,638	5,624	72,720
Cost of shares redeemed	(4,608)	(20,760)	(30,471)	(11,181)	(24,897)	(22,728)
Net increase (decrease) in net assets resulting from capital shares transactions	(1,368)	(3,837)	(28,261)	11,906	1,634	69,992

Net increase (decrease) in net assets	(5,366)	(69,527)	(37,901)	8,954	(13,151)	(323,153)

Net assets:
Beginning of period/year	87,252	156,779	121,348	112,394	316,739	639,892
End of period/year	$81,886	$87,252	$83,447	$121,348	$303,588	$316,739
Undistributed (accumulated) net investment income (loss)	$170	$284	$(932)	$—	$1,146	$5,618

Share activity:
Shares issued	378	1,162	95	1,742	2,456	2,507
Shares issued-reinvested from distributions	63	148	145	730	668	4,659
Shares redeemed	(684)	(1,671)	(3,326)	(1,193)	(2,984)	(2,813)
Net increase (decrease) in shares outstanding	(243)	(361)	(3,086)	1,279	140	4,353

The notes to the financial statements are an integral part of this report.

	Transamerica Federated Market Opportunity		Transamerica JPMorgan International Bond		Transamerica JPMorgan Mid Cap Value
	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008
From operations:
Net investment income	$269	$801	$8,470	$20,478	$1,837	$2,796
Net realized gain (loss)(a)	(10,376)	8,608	(6,815)	37,830	(15,815)	(1,435)
Change in unrealized appreciation (depreciation)(b)	17,767	(16,387)	23,561	(57,280)	8,677	(87,726)
Net increase (decrease) in net assets resulting from operations	7,660	(6,978)	25,216	1,028	(5,301)	(86,365)

Distributions to shareholders:
From net investment income	(1,108)	(769)	(39,438)	(30,789)	(3,382)	(2,266)
From net realized gains	(4,308)	—	(6,154)	—	(1,094)	(13,316)
Total distributions to shareholders	(5,416)	(769)	(45,592)	(30,789)	(4,476)	(15,582)

Capital share transactions:
Proceeds from shares sold	679	29,847	195	65,402	17,075	10,000
Dividends and distributions reinvested	5,416	769	45,592	30,789	4,476	15,582
Cost of shares redeemed	(627)	(2,136)	(86,116)	(129,179)	(10,137)	(46,524)
Net increase (decrease) in net assets resulting from capital shares transactions	5,468	28,480	(40,329)	(32,988)	11,414	(20,942)

Net increase (decrease) in net assets	7,712	20,733	(60,705)	(62,749)	1,637	(122,889)

Net assets:
Beginning of period/year	74,480	53,747	699,078	761,827	147,772	270,661
End of period/year	$82,192	$74,480	$638,373	$699,078	$149,409	$147,772
Undistributed net investment income	$10	$849	$872	$31,840	$1,186	$2,731

Share activity:
Shares issued	79	3,086	19	5,807	2,416	1,408
Shares issued-reinvested from distributions	633	81	4,066	2,798	643	1,389
Shares redeemed	(72)	(224)	(8,234)	(11,675)	(1,405)	(5,176)
Net increase (decrease) in shares outstanding	640	2,943	(4,149)	(3,070)	1,654	(2,379)

	Transamerica Loomis Sayles Bond		Transamerica Marsico International Growth		Transamerica Neuberger Berman International
	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008
From operations:
Net investment income	$24,090	$40,626	$1,270	$6,690	$2,155	$10,066
Net realized gain (loss)(a)	(29,788)	5,644	(73,795)	(110,239)	(90,475)	(121,034)
Change in unrealized appreciation (depreciation)(b)	90,320	(223,926)	81,108	(258,107)	89,554	(235,226)
Net increase (decrease) in net assets resulting from operations	84,622	(177,656)	8,583	(361,656)	1,234	(346,194)

Distributions to shareholders:
From net investment income	(27,019)	(37,734)	(5,350)	(5,305)	(8,575)	(6,201)
From net realized gains	(4,084)	—	—	(62,587)	—	(46,627)
Total distributions to shareholders	(31,103)	(37,734)	(5,350)	(67,892)	(8,575)	(52,828)

Capital share transactions:
Proceeds from shares sold	12,134	273,608	27,624	132,347	16,871	151,963
Dividends and distributions reinvested	31,103	37,734	5,350	67,892	8,575	52,828
Cost of shares redeemed	(44,607)	(31,833)	(22,362)	(114,662)	(34,567)	(94,276)
Net increase (decrease) in net assets resulting from capital shares transactions	(1,370)	279,509	10,612	85,577	(9,121)	110,515

Net increase (decrease) in net assets	52,149	64,119	13,845	(343,971)	(16,462)	(288,507)

Net assets:
Beginning of period/year	577,368	513,249	283,767	627,738	307,981	596,488
End of period/year	$629,517	$577,368	$297,612	$283,767	$291,519	$307,981
Undistributed net investment income	$5,442	$8,371	$1,150	$5,230	$1,788	$8,208

Share activity:
Shares issued	1,617	28,283	4,179	11,683	2,788	15,789
Shares issued-reinvested from distributions	4,284	3,970	808	4,846	1,441	4,574
Shares redeemed	(5,995)	(3,978)	(3,431)	(13,097)	(6,109)	(12,637)
Net increase (decrease) in shares outstanding	(94)	28,275	1,556	3,432	(1,880)	7,726

The notes to the financial statements are an integral part of this report.

	Transamerica Oppenheimer Developing Markets		Transamerica Oppenheimer Small- & Mid-Cap Value		Transamerica Schroders International Small Cap
	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008
From operations:
Net investment income	$91	$8,340	$611	$604	$954	$1,713
Net realized gain (loss)(a)	(62,192)	47,480	(48,611)	(26,228)	(16,965)	(7,358)
Change in unrealized appreciation (depreciation)(b)	94,178	(381,426)	68,619	(84,639)	27,548	(67,816)
Net increase (decrease) in net assets resulting from operations	32,077	(325,606)	20,619	(110,263)	11,537	(73,461)

Distributions to shareholders:
From net investment income	(6,340)	(3,529)	(701)	(7)	(1,875)	—
From net realized gains	(57,434)	(53,093)	—	(13,315)	—	—
Total distributions to shareholders	(63,774)	(56,622)	(701)	(13,322)	(1,875)	—

Capital share transactions:
Proceeds from shares sold	22,987	87,581	87,310	64,372	73,571	184,350
Dividends and distributions reinvested	63,774	56,622	701	13,322	1,875	—
Cost of shares redeemed	(24,101)	(118,563)	(5,355)	(9,349)	(10,327)	(2,234)
Net increase in net assets resulting from capital shares transactions	62,660	25,640	82,656	68,345	65,119	182,116

Net increase (decrease) in net assets	30,963	(356,588)	102,574	(55,240)	74,781	108,655

Net assets:
Beginning of period/year	317,973	674,561	127,886	183,126	108,655	—
End of period/year	$348,936	$317,973	$230,460	$127,886	$183,436	$108,655
Undistributed net investment income	$90	$6,339	$384	$474	$936	$1,857

Share activity:
Shares issued	2,950	7,542	15,900	6,551	13,657	19,050
Shares issued-reinvested from distributions	10,204	3,762	122	1,142	328	—
Shares redeemed	(3,175)	(12,028)	(939)	(1,297)	(1,935)	(392)
Net increase (decrease) in shares outstanding	9,979	(724)	15,083	6,396	12,050	18,658

	Transamerica Third Avenue Value		Transamerica Thornburg International Value		Transamerica UBS Dynamic Alpha
	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008
From operations:
Net investment income (loss)	$1,828	$5,406	$1,028	$(19)	$420	$2,049
Net realized gain (loss)(a)	(70,321)	(20,981)	(2,964)	(1,861)	(29,251)	11,898
Change in unrealized appreciation (depreciation)(b)	46,218	(232,767)	8,879	(18,341)	10,191	(37,163)
Net increase (decrease) in net assets resulting from operations	(22,275)	(248,342)	6,943	(20,221)	(18,640)	(23,216)

Distributions to shareholders:
From net investment income	—	(9,916)	—	—	(606)	(2,297)
From net realized gains	—	(8,580)	(634)	—	(42,322)	—
Total distributions to shareholders	—	(18,496)	(634)	—	(42,928)	(2,297)

Capital share transactions:
Proceeds from shares sold	84,538	126,924	148,485	100,000	438	20,811
Dividends and distributions reinvested	—	18,496	634	—	42,928	2,297
Cost of shares redeemed	(44,567)	(220,315)	(9,111)	(263)	(59,469)	(41,329)
Net increase (decrease) in net assets resulting from capital shares transactions	39,971	(74,895)	140,008	99,737	(16,103)	(18,221)

Net increase (decrease) in net assets	17,696	(341,733)	146,317	79,516	(77,671)	(43,734)

Net assets:
Beginning of period/year	336,845	678,578	79,516	—	165,567	209,301
End of period/year	$354,541	$336,845	$225,833	$79,516	$87,896	$165,567
Undistributed (accumulated) net investment income (loss)	$1,787	$(41)	$1,028	$—	$(186)	$—

Share activity:
Shares issued	5,930	5,410	20,694	10,000	85	2,108
Shares issued-reinvested from distributions	—	693	81	—	8,401	237
Shares redeemed	(3,027)	(9,666)	(1,275)	(35)	(11,149)	(4,416)
Net increase (decrease) in shares outstanding	2,903	(3,563)	19,500	9,965	(2,663)	(2,071)

The notes to the financial statements are an integral part of this report.

	Transamerica UBS Large Cap Value		Transamerica Van Kampen Emerging Markets Debt		Transamerica Van Kampen Mid- Cap Growth
	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008
From operations:
Net investment income (loss)	$7,472	$15,032	$12,200	$20,607	$(15)	$242
Net realized loss(a)	(187,944)	(40,819)	(27,459)	(10,262)	(5,788)	(7,374)
Change in unrealized appreciation (depreciation)(b)	111,779	(389,642)	68,881	(96,386)	13,966	(64,974)
Net increase (decrease) in net assets resulting from operations	(68,693)	(415,429)	53,622	(86,041)	8,163	(72,106)

Distributions to shareholders:
From net investment income	(16,273)	(9,912)	(15,521)	(25,745)	(121)	(178)
From net realized gains	—	(10,449)	—	(10,119)	—	(7,668)
Total distributions to shareholders	(16,273)	(20,361)	(15,521)	(35,864)	(121)	(7,846)

Capital share transactions:
Proceeds from shares sold	30,413	301,727	72	102,612	42,257	66,567
Dividends and distributions reinvested	16,273	20,361	15,521	35,864	121	7,846
Cost of shares redeemed	(54,055)	(65,223)	(28,199)	(13,549)	(125)	(21,700)
Net increase (decrease) in net assets resulting from capital shares transactions	(7,369)	256,865	(12,606)	124,927	42,253	52,713

Net increase (decrease) in net assets	(92,335)	(178,925)	25,495	3,022	50,295	(27,239)

Net assets:
Beginning of period/year	701,997	880,922	320,350	317,328	98,141	125,380
End of period/year	$609,662	$701,997	$345,845	$320,350	$148,436	$98,141
Undistributed (accumulated) net investment income (loss)	$4,981	$13,782	$1,213	$4,534	$(44)	$92

Share activity:
Shares issued	4,062	29,211	9	9,937	6,299	5,898
Shares issued-reinvested from distributions	2,238	1,602	1,884	3,504	18	627
Shares redeemed	(7,894)	(7,465)	(3,418)	(1,551)	(20)	(2,163)
Net increase (decrease) in shares outstanding	(1,594)	23,348	(1,525)	11,890	6,297	4,362

	Transamerica Van Kampen Small Company Growth		Transamerica WMC Emerging Markets
	April 30, 2009 (unaudited)	October 31, 2008	April 30, 2009 (unaudited)	October 31, 2008
From operations:
Net investment income (loss)	$(6)	$1,212	$308	$10
Net realized loss(a)	(7,080)	(13,078)	(11,586)	(2,334)
Change in unrealized appreciation (depreciation)(b)	9,052	(53,280)	23,076	(21,056)
Net increase (decrease) in net assets resulting from operations	1,966	(65,146)	11,798	(23,380)

Distributions to shareholders:
From net investment income	(1,354)	(194)	—	—
From net realized gains	—	(17,774)	—	—
Total distributions to shareholders	(1,354)	(17,968)	—	—

Capital share transactions:
Proceeds from shares sold	23,101	22,945	8,727	100,000
Dividends and distributions reinvested	1,354	17,968	—	—
Cost of shares redeemed	(14,605)	(84,932)	(2,414)	(493)
Net increase (decrease) in net assets resulting from capital shares transactions	9,850	(44,019)	6,313	99,507

Net increase (decrease) in net assets	10,462	(127,133)	18,111	76,127

Net assets:
Beginning of period/year	61,214	188,347	76,127	—
End of period/year	$71,676	$61,214	$94,238	$76,127
Undistributed (accumulated) net investment income (loss)	$(157)	$1,203	$308	$—

Share activity:
Shares issued	3,574	2,409	1,019	10,000
Shares issued-reinvested from distributions	202	1,533	—	—
Shares redeemed	(2,356)	(8,982)	(340)	(63)
Net increase (decrease) in shares outstanding	1,420	(5,040)	679	9,937

(a)	Net realized gain (loss) includes investment securities, futures contracts, written options and swaptions, securities sold short, swaps, and foreign currency transactions.

(b)	Change in unrealized appreciation (depreciation) includes investment securities, futures contracts, written options and swaptions, securities sold short, swaps, and foreign currency translation.

The notes to the financial statements are an integral part of this report.

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period

	Transamerica AllianceBernstein International Value
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006(a)

Net asset value
Beginning of period/year	$6.61		$14.88	$12.35	$10.00

Investment operations
Net investment income(b)	0.07		0.30	0.25	0.20
Net realized and unrealized gain (loss) on investments	(0.27)		(7.43)	2.65	2.16
Total from investment operations	(0.20)		(7.13)	2.90	2.36

Distributions
Net investment income	(0.35)		(0.21)	(0.15)	(0.01)
Net realized gains on investments	—		(0.93)	(0.22)	—
Total distributions	(0.35)		(1.14)	(0.37)	(0.01)

Net asset value
End of period/year	$6.06		$6.61	$14.88	$12.35

Total return(c)	(3.29	)%(d)	(51.72)%	23.99%	23.67	%(d)

Net assets end of period/year	$223,627		$248,337	$519,217	$376,531

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	1.06	%(e)	0.94%	0.93%	0.99	%(e)
Before reimbursement/recapture	1.06	%(e)	0.94%	0.93%	0.99	%(e)
Net investment income, to average net assets	2.50	%(e)	2.71%	1.82%	1.91	%(e)
Portfolio turnover rate	24	%(d)	33%	36%	22	%(d)

For a share outstanding throughout each period

	Transamerica BlackRock Global Allocation
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006(a)

Net asset value
Beginning of period/year	$9.32		$13.23	$11.23	$10.00

Investment operations
Net investment income(b)	0.07		0.27	0.24	0.19
Net realized and unrealized gain (loss) on investments	0.13		(3.25)	2.15	1.06
Total from investment operations	0.20		(2.98)	2.39	1.25

Distributions
Net investment income	(0.55)		(0.35)	(0.20)	(0.02)
Net realized gains on investments	(0.52)		(0.58)	(0.19)	—
Total distributions	(1.07)		(0.93)	(0.39)	(0.02)

Net asset value
End of period/year	$8.45		$9.32	$13.23	$11.23

Total return(c)	1.99	%(d)	(24.23)%	21.95%	12.45	%(d)

Net assets end of period/year	$387,711		$377,781	$520,484	$490,941

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	0.96	%(e)	0.88%	0.85%	0.90	%(e)
Before reimbursement/recapture	0.96	%(e)	0.88%	0.85%	0.90	%(e)
Net investment income, to average net assets	1.53	%(e)	2.25%	2.04%	2.02	%(e)
Portfolio turnover rate	18	%(d)	49%	30%	31	%(d)

The notes to the financial statements are an integral part of this report.

For a share outstanding throughout each period

	Transamerica BlackRock Large Cap Value
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006(f)

Net asset value
Beginning of period/year	$7.61		$13.08	$12.15	$10.47

Investment operations
Net investment income(b)	0.08		0.13	0.12	0.07
Net realized and unrealized gain (loss) on investments	(0.95)		(4.78)	1.27	1.64
Total from investment operations	(0.87)		(4.65)	1.39	1.71

Distributions
Net investment income	(0.13)		(0.09)	(0.09)	(0.03)
Net realized gains on investments	—		(0.73)	(0.37)	—
Total distributions	(0.13)		(0.82)	(0.46)	(0.03)

Net asset value
End of period/year	$6.61		$7.61	$13.08	$12.15

Total return(c)	(11.56	)%(d)	(37.76)%	11.80%	16.36	%(d)

Net assets end of period/year	$410,572		$461,816	$610,135	$506,529

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	0.84	%(e)	0.83%	0.84%	0.84	%(e)
Before reimbursement/recapture	0.84	%(e)	0.83%	0.84%	0.84	%(e)
Net investment income, to average net assets	2.39	%(e)	1.21%	0.96%	0.62	%(e)
Portfolio turnover rate	63	%(d)	71%	69%	56	%(d)

For a share outstanding throughout each period

	Transamerica BlackRock Natural Resources					Transamerica BNY Mellon Market Neutral Strategy
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007(g)		April 30, 2009 (unaudited)		October 31, 2008		October 31, 2007(g)

Net asset value
Beginning of period/year	$8.11		$14.11	$10.00		$9.51		$9.78		$10.00

Investment operations
Net investment income (loss)(b)	0.03		0.03	0.04		(0.09)		0.10		0.23
Net realized and unrealized gain (loss) on investments	(0.31)		(5.85)	4.07		(0.69)		0.20		(0.45)
Total from investment operations	(0.28)		(5.82)	4.11		(0.78)		0.30		0.22

Distributions
Net investment income	(0.04)		(0.03)	—		—		(0.57)		—
Net realized gains on investments	—	(h)	(0.15)	—		(0.11)		—		—
Total distributions	(0.04)		(0.18)	—		(0.11)		(0.57)		—

Net asset value
End of period/year	$7.79		$8.11	$14.11		$8.62		$9.51		$9.78

Total return(c)	(3.38	)%(d)	(41.77)%	41.10	%(d)	(8.25	)%(d)	3.30%		(2.20	)%(d)

Net assets end of period/year	$81,886		$87,252	$156,779		$83,447		$121,348		$112,394

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	0.92	%(e)	0.86%	0.89	%(e)	3.56	%(e),(i)	2.79	%(i)	3.05	%(e),(i)
Before reimbursement/recapture	0.92	%(e)	0.86%	0.89	%(e)	3.56	%(e),(i)	2.79	%(i)	3.05	%(e),(i)
Net investment income (loss), to average net assets	0.80	%(e)	0.21%	0.39	%(e)	(1.84	)%(e),(i)	1.05	%(i)	2.77	%(e),(i)
Portfolio turnover rate	2	%(d)	4%	7	%(d)	231	%(d)	192%		119	%(d)

The notes to the financial statements are an integral part of this report.

For a share outstanding throughout each period

	Transamerica Evergreen International Small Cap
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005 (j)

Net asset value
Beginning of period/year	$8.26		$18.82	$16.18	$12.71	$10.00

Investment operations
Net investment income(b)	0.03		0.09	0.15	0.14	0.06
Net realized and unrealized gain (loss) on investments	(0.25)		(8.51)	4.84	3.79	2.65
Total from investment operations	(0.22)		(8.42)	4.99	3.93	2.71

Distributions
Net investment income	(0.15)		(0.13)	(0.12)	(0.03)	—
Net realized gains on investments	—		(2.01)	(2.23)	(0.43)	—
Total distributions	(0.15)		(2.14)	(2.35)	(0.46)	—

Net asset value
End of period/year	$7.89		$8.26	$18.82	$16.18	$12.71

Total return(c)	(2.81	)%(d)	(50.10)%	34.72%	31.68%	27.10	%(d)

Net assets end of period/year	$303,588		$316,739	$639,892	$471,635	$204,413

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	1.21	%(e)	1.14%	1.13%	1.15%	1.22	%(e)
Before reimbursement/recapture	1.21	%(e)	1.14%	1.13%	1.15%	1.22	%(e)
Net investment income, to average net assets	0.78	%(e)	0.63%	0.88%	0.94%	0.56	%(e)
Portfolio turnover rate	81	%(d)	120%	78%	89%	65	%(d)

For a share outstanding throughout each period

	Transamerica Federated Market Opportunity
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006(a)

Net asset value
Beginning of period/year	$8.56		$9.33	$9.71	$10.00

Investment operations
Net investment income(b)	0.03		0.11	0.24	0.27
Net realized and unrealized gain (loss) on investments	0.83		(0.77)	(0.34)	(0.30)
Total from investment operations	0.86		(0.66)	(0.10)	(0.03)

Distributions
Net investment income	(0.13)		(0.11)	(0.28)	(0.26)
Net realized gains on investments	(0.49)		—	—	—
Total distributions	(0.62)		(0.11)	(0.28)	(0.26)

Net asset value
End of period/year	$8.80		$8.56	$9.33	$9.71

Total return(c)	10.14	%(d)	(7.16)%	(1.03)%	(0.35	)%(d)

Net assets end of period/year	$82,192		$74,480	$53,747	$83,188

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	0.87	%(e)	0.88%	0.93%	0.88	%(e)
Before reimbursement/recapture	0.87	%(e)	0.88%	0.93%	0.88	%(e)
Net investment income, to average net assets	0.70	%(e)	1.13%	2.49%	2.97	%(e)
Portfolio turnover rate	112	%(d)	195%	97%	72	%(d)

The notes to the financial statements are an integral part of this report.

For a share outstanding throughout each period

	Transamerica JPMorgan International Bond
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006(a)

Net asset value
Beginning of period/year	$10.56		$11.00	$10.51	$10.00

Investment operations
Net investment income(b)	0.13		0.29	0.28	0.22
Net realized and unrealized gain (loss) on investments	0.31		(0.29)	0.59	0.49
Total from investment operations	0.44		— (h)	0.87	0.71

Distributions
Net investment income	(0.61)		(0.44)	(0.38)	(0.20)
Net realized gains on investments	(0.10)		—	—	—
Total distributions	(0.71)		(0.44)	(0.38)	(0.20)

Net asset value
End of period/year	$10.29		$10.56	$11.00	$10.51

Total return(c)	3.66	%(d)	(0.14)%	8.55%	7.12	%(d)

Net assets end of period/year	$638,373		$699,078	$761,827	$682,254

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	0.62	%(e)	0.61%	0.61%	0.64	%(e)
Before reimbursement/recapture	0.62	%(e)	0.61%	0.61%	0.64	%(e)
Net investment income, to average net assets	2.49	%(e)	2.55%	2.68%	2.34	%(e)
Portfolio turnover rate	16	%(d)	74%	86%	145	%(d)

For a share outstanding throughout each period

	Transamerica JPMorgan Mid Cap Value
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006(f)

Net asset value
Beginning of period/year	$7.54		$12.32	$11.67	$10.09

Investment operations
Net investment income(b)	0.09		0.13	0.13	0.11
Net realized and unrealized gain (loss) on investments	(0.37)		(4.20)	1.13	1.57
Total from investment operations	(0.28)		(4.07)	1.26	1.68

Distributions
Net investment income	(0.17)		(0.10)	(0.11)	(0.05)
Net realized gains on investments	(0.06)		(0.61)	(0.50)	(0.05)
Total distributions	(0.23)		(0.71)	(0.61)	(0.10)

Net asset value
End of period/year	$7.03		$7.54	$12.32	$11.67

Total return(c)	(3.73	)%(d)	(34.92)%	11.07%	16.71	%(d)

Net assets end of period/year	$149,409		$147,772	$270,661	$245,188

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	0.91	%(e)	0.87%	0.87%	0.88	%(e)
Before reimbursement/recapture	0.91	%(e)	0.87%	0.87%	0.88	%(e)
Net investment income, to average net assets	2.68	%(e)	1.22%	0.98%	1.10	%(e)
Portfolio turnover rate	24	%(d)	45%	50%	46	%(d)

The notes to the financial statements are an integral part of this report.

For a share outstanding throughout each period

	Transamerica Loomis Sayles Bond
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007(g)

Net asset value
Beginning of period/year	$7.34		$10.19	$10.00

Investment operations
Net investment income(b)	0.31		0.60	0.45
Net realized and unrealized gain (loss) on investments	0.76		(2.88)	(0.01)
Total from investment operations	1.07		(2.28)	0.44

Distributions
Net investment income	(0.35)		(0.57)	(0.25)
Net realized gains on investments	(0.05)		—	—
Total distributions	(0.40)		(0.57)	(0.25)

Net asset value
End of period/year	$8.01		$7.34	$10.19

Total return(c)	15.23	%(d)	(23.56)%	4.50	%(d)

Net assets end of period/year	$629,517		$577,368	$513,249

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	0.70	%(e)	0.69%	0.73	%(e)
Before reimbursement/recapture	0.70	%(e)	0.69%	0.73	%(e)
Net investment income, to average net assets	8.19	%(e)	6.34%	5.42	%(e)
Portfolio turnover rate	15	%(d)	24%	18	%(d)

For a share outstanding throughout each period

	Transamerica Marsico International Growth
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005(j)

Net asset value
Beginning of period/year	$6.74		$16.24	$14.12	$11.11	$10.00

Investment operations
Net investment income(b)	0.03		0.14	0.13	0.05	0.16
Net realized and unrealized gain (loss) on investments	0.18		(7.93)	4.46	3.17	0.99
Total from investment operations	0.21		(7.79)	4.59	3.22	1.15

Distributions
Net investment income	(0.13)		(0.13)	(0.03)	(0.12)	(0.04)
Net realized gains on investments	—		(1.58)	(2.44)	(0.09)	—
Total distributions	(0.13)		(1.71)	(2.47)	(0.21)	(0.04)

Net asset value
End of period/year	$6.82		$6.74	$16.24	$14.12	$11.11

Total return(c)	3.14	%(d)	(53.42)%	38.11%	29.35%	11.49	%(d)

Net assets end of period/year	$297,612		$283,767	$627,738	$428,626	$281,692

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	1.24	%(e)	1.12%	1.13%	1.16%	1.18	%(e)
Before reimbursement/recapture	1.24	%(e)	1.12%	1.13%	1.16%	1.18	%(e)
Net investment income, to average net assets	0.98	%(e)	1.19%	0.99%	0.38%	1.52	%(e)
Portfolio turnover rate	50	%(d)	122%	133%	129%	145	%(d)

The notes to the financial statements are an integral part of this report.

For a share outstanding throughout each period

	Transamerica Neuberger Berman International
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006(a)

Net asset value
Beginning of period/year	$5.95		$13.55	$11.74	$10.00

Investment operations
Net investment income(b)	0.04		0.19	0.15	0.12
Net realized and unrealized gain (loss) on investments	0.03		(6.63)	2.37	1.64
Total from investment operations	0.07		(6.44)	2.52	1.76

Distributions
Net investment income	(0.17)		(0.13)	(0.13)	(0.02)
Net realized gains on investments	—		(1.03)	(0.58)	—
Total distributions	(0.17)		(1.16)	(0.71)	(0.02)

Net asset value
End of period/year	$5.85		$5.95	$13.55	$11.74

Total return(c)	1.11	%(d)	(51.66)%	22.37%	17.61	%(d)

Net assets end of period/year	$291,519		$307,981	$596,488	$459,996

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	1.14	%(e)	1.06%	1.06%	1.07	%(e)
Before reimbursement/recapture	1.14	%(e)	1.06%	1.06%	1.07	%(e)
Net investment income, to average net assets	1.54	%(e)	1.87%	1.21%	1.21	%(e)
Portfolio turnover rate	34	%(d)	72%	57%	52	%(d)

For a share outstanding throughout each period

	Transamerica Oppenheimer Developing Markets
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006(a)

Net asset value
Beginning of period/year	$8.20		$17.07	$11.41	$10.00

Investment operations
Net investment income(b)	—	(h)	0.19	0.12	0.09
Net realized and unrealized gain (loss) on investments	0.60		(7.65)	5.99	1.37
Total from investment operations	0.60		(7.46)	6.11	1.46

Distributions
Net investment income	(0.16)		(0.09)	(0.06)	(0.05)
Net realized gains on investments	(1.49)		(1.32)	(0.39)	—
Total distributions	(1.65)		(1.41)	(0.45)	(0.05)

Net asset value
End of period/year	$7.15		$8.20	$17.07	$11.41

Total return(c)	10.22	%(d)	(47.48)%	55.27%	14.64	%(d)

Net assets end of period/year	$348,936		$317,973	$674,561	$362,080

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	1.45	%(e)	1.32%	1.34%	1.45	%(e)
Before reimbursement/recapture	1.57	%(e)	1.32%	1.34%	1.45	%(e)
Net investment income, to average net assets	0.06	%(e)	1.42%	0.87%	0.89	%(e)
Portfolio turnover rate	23	%(d)	67%	59%	77	%(d)

The notes to the financial statements are an integral part of this report.

For a share outstanding throughout each period

	Transamerica Oppenheimer Small- & Mid-Cap Value							Transamerica Schroders International Small Cap
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007		October 31, 2006(k)		April 30, 2009 (unaudited)		October 31, 2008(l)

Net asset value
Beginning of period/year	$6.30		$13.18	$10.94		$10.00		$5.82		$10.00

Investment operations
Net investment income(b)	0.02		0.04	—		0.02		0.04		0.12
Net realized and unrealized gain (loss) on investments	0.21		(5.98)	2.44		0.92		0.20		(4.30)
Total from investment operations	0.23		(5.94)	2.44		0.94		0.24		(4.18)

Distributions
Net investment income	(0.02)		— (h)	(0.02)		—		(0.09)		—
Net realized gains on investments	—		(0.94)	(0.18)		—		—		—
Total distributions	(0.02)		(0.94)	(0.20)		—		(0.09)		—

Net asset value
End of period/year	$6.51		$6.30	$13.18		$10.94		$5.97		$5.82

Total return(c)	3.71	%(d)	(48.36)%	22.57%		9.40	%(d)	4.26	%(d)	(41.80	)%(d)

Net assets end of period/year	$230,460		$127,886	$183,126		$91,899		$183,436		$108,655

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	0.99	%(e)	1.00%	1.03	%(*)	1.15	%(e)	1.27	%(e)	1.27	%(e)
Before reimbursement/recapture	0.99	%(e)	1.00%	1.03	%(*)	1.22	%(e)	1.27	%(*)(e)	1.30	%(e)
Net investment income, to average net assets	0.66	%(e)	0.34%	—%		0.74	%(e)	1.50	%(e)	1.96	%(e)
Portfolio turnover rate	57	%(d)	102%	118%		33	%(d)	19	%(d)	14	%(d)

For a share outstanding throughout each period

	Transamerica Third Avenue Value					Transamerica Thornburg International Value
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007(m)		April 30, 2009 (unaudited)		October 31, 2008(n)

Net asset value
Beginning of period/year	$16.93		$28.93	$28.01		$7.98		$10.00

Investment operations
Net investment income(b)	0.08		0.24	0.14		0.06		—	(h)
Net realized and unrealized gain (loss) on investments	(1.46)		(11.45)	0.78		(0.33)		(2.02)
Total from investment operations	(1.38)		(11.21)	0.92		(0.27)		(2.02)

Distributions
Net investment income	—		(0.42)	—		—		—
Net realized gains on investments	—		(0.37)	—		(0.05)		—
Total distributions	—		(0.79)	—		(0.05)		—

Net asset value
End of period/year	$15.55		$16.93	$28.93		$7.66		$7.98

Total return(c)	(8.15	)%(d)	(39.75)%	3.28	%(d)	(3.26	)%(d)	(20.20	)%(d)

Net assets end of period/year	$354,541		$336,845	$678,578		$225,833		$79,516

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	0.89	%(e)	0.86%	0.86	%(e)	1.27	%(e)	1.35	%(e)
Before reimbursement/recapture	0.89	%(e)	0.86%	0.86	%(e)	1.27	%(^)(e)	1.76	%(e)
Net investment income (loss), to average net assets	1.15	%(e)	1.00%	0.98	%(e)	1.59	%(e)	(0.18	)%(e)
Portfolio turnover rate	8	%(d)	29%	11	%(d)	8	%(d)	5	%(d)

The notes to the financial statements are an integral part of this report.

For a share outstanding throughout each period

	Transamerica UBS Dynamic Alpha
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007(g)

Net asset value
Beginning of period/year	$8.60		$9.83	$10.00

Investment operations
Net investment income(b)	0.05		0.18	0.09
Net realized and unrealized loss on investments	(0.84)		(1.30)	(0.26)
Total from investment operations	(0.79)		(1.12)	(0.17)

Distributions
Net investment income	(0.03)		(0.11)	—
Net realized gains on investments	(2.47)		—	—
Total distributions	(2.50)		(0.11)	—

Net asset value
End of period/year	$5.31		$8.60	$9.83

Total return(c)	(8.00	)%(d)	(11.55)%	(1.70	)%(d)

Net assets end of period/year	$87,896		$165,567	$209,382

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	1.65	%(e)	1.51%	1.51	%(e)
Before reimbursement/recapture	1.66	%(e)	1.51%	1.51	%(e)
Net investment income, to average net assets	1.96	%(e)	1.81%	1.16	%(e)
Portfolio turnover rate	188	%(d)	84%	45	%(d)

For a share outstanding throughout each period

	Transamerica UBS Large Cap Value
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005(j)

Net asset value
Beginning of period/year	$8.05		$13.79	$12.73	$10.95	$10.00

Investment operations
Net investment income(b)	0.09		0.21	0.19	0.14	0.12
Net realized and unrealized gain (loss) on investments	(0.83)		(5.64)	1.36	1.92	0.84
Total from investment operations	(0.74)		(5.43)	1.55	2.06	0.96

Distributions
Net investment income	(0.19)		(0.15)	(0.13)	(0.10)	(0.01)
Net realized gains on investments	—		(0.16)	(0.36)	(0.18)	—
Total distributions	(0.19)		(0.31)	(0.49)	(0.28)	(0.01)

Net asset value
End of period/year	$7.12		$8.05	$13.79	$12.73	$10.95

Total return(c)	(9.26	)%(d)	(40.19)%	12.48%	19.19%	9.60	%(d)

Net assets end of period/year	$609,662		$701,997	$880,922	$226,782	$94,135

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	0.82	%(e)	0.80%	0.81%	0.88%	0.92	%(e)
Before reimbursement/recapture	0.82	%(e)	0.80%	0.81%	0.88%	0.92	%(e)
Net investment income, to average net assets	2.57	%(e)	1.86%	1.41%	1.21%	1.14	%(e)
Portfolio turnover rate	34	%(d)	47%	27%	32%	43	%(d)

The notes to the financial statements are an integral part of this report.

For a share outstanding throughout each period

	Transamerica Van Kampen Emerging Markets Debt
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005(j)

Net asset value
Beginning of period/year	$7.98		$11.23	$10.91	$10.45	$10.00

Investment operations
Net investment income(b)	0.31		0.61	0.59	0.55	0.49
Net realized and unrealized gain (loss) on investments	1.05		(2.72)	0.46	0.52	0.45
Total from investment operations	1.36		(2.11)	1.05	1.07	0.94

Distributions
Net investment income	(0.39)		(0.79)	(0.63)	(0.54)	(0.49)
Net realized gains on investments	—		(0.35)	(0.10)	(0.07)	—
Total distributions	(0.39)		(1.14)	(0.73)	(0.61)	(0.49)

Net asset value
End of period/year	$8.95		$7.98	$11.23	$10.91	$10.45

Total return(c)	17.59	%(d)	(20.81)%	9.94%	10.61%	9.36	%(d)

Net assets end of period/year	$345,845		$320,350	$317,328	$425,726	$136,022

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	0.99	%(e)	0.98%	1.03%	1.03%	1.07	%(e)
Before reimbursement/recapture	0.99	%(e)	0.98%	1.03%	1.03%	1.07	%(e)
Net investment income, to average net assets	7.43	%(e)	5.92%	5.36%	5.24%	4.91	%(e)
Portfolio turnover rate	52	%(d)	81%	79%	79%	67	%(d)

For a share outstanding throughout each period

	Transamerica Van Kampen Mid-Cap Growth
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006(o)

Net asset value
Beginning of period/year	$7.42		$14.16	$10.33	$10.00

Investment operations
Net investment income(b)	—	(h)	0.02	0.04	0.01
Net realized and unrealized gain (loss) on investments	0.20		(5.90)	3.81	0.32
Total from investment operations	0.20		(5.88)	3.85	0.33

Distributions
Net investment income	(0.01)		(0.02)	(0.02)	—
Net realized gains on investments	—		(0.84)	—	—
Total distributions	(0.01)		(0.86)	(0.02)	—

Net asset value
End of period/year	$7.61		$7.42	$14.16	$10.33

Total return(c)	2.70	%(d)	(43.99)%	37.32%	3.30	%(d)

Net assets end of period/year	$148,436		$98,141	$125,380	$75,092

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	0.90	%(e)	0.87%	0.90%	0.92	%(e)
Before reimbursement/recapture	0.90	%(e)	0.87%	0.90%	0.92	%(e)
Net investment income (loss), to average net assets	(0.03	)%(e)	0.19%	0.32%	0.11	%(e)
Portfolio turnover rate	11	%(d)	40%	74%	50	%(d)

The notes to the financial statements are an integral part of this report.

For a share outstanding throughout each period

	Transamerica Van Kampen Small Company Growth
	April 30, 2009 (unaudited)		October 31, 2008	October 31, 2007	October 31, 2006	October 31, 2005(j)

Net asset value
Beginning of period/year	$7.39		$14.14	$12.78	$11.29	$10.00

Investment operations
Net investment income (loss)(b)	—	(h)	0.10	0.02	(0.02)	0.01
Net realized and unrealized gain (loss) on investments	0.17		(5.50)	1.81	1.69	1.28
Total from investment operations	0.17		(5.40)	1.83	1.67	1.29

Distributions
Net investment income	(0.17)		(0.02)	—	(0.01)	—
Net realized gains on investments	—		(1.33)	(0.47)	(0.17)	—
Total distributions	(0.17)		(1.35)	(0.47)	(0.18)	—

Net asset value
End of period/year	$7.39		$7.39	$14.14	$12.78	$11.29

Total return(c)	2.58	%(d)	(41.72)%	14.75%	14.92%	12.80	%(d)

Net assets end of period/year	$71,676		$61,214	$188,347	$301,649	$86,432

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	1.09	%(e)	1.02%	1.01%	1.01%	1.07	%(e)
Before reimbursement/recapture	1.09	%(e)	1.02%	1.01%	1.01%	1.07	%(e)
Net investment income (loss), to average net assets	(0.02	)%(e)	0.89%	0.13%	(0.19)%	0.06	%(e)
Portfolio turnover rate	31	%(d)	44%	71%	67%	75	%(d)

For a share outstanding throughout each period

	Transamerica WMC Emerging Markets
	April 30, 2009 (unaudited)		October 31, 2008(p)

Net asset value
Beginning of period/year	$7.66		$10.00

Investment operations
Net investment income(b)	0.03		—	(h)
Net realized and unrealized gain (loss) on investments	1.19		(2.34)
Total from investment operations	1.22		(2.34)

Net asset value
End of period/year	$8.88		$7.66

Total return(c)	15.93	%(d)	(23.40	)%(d)

Net assets end of period/year	$94,238		$76,127

Ratio and supplemental data

Expenses to average net assets:
After reimbursement/recapture	1.40	%(e)	1.40	%(e)
Before reimbursement/recapture	1.40	%(#)(e)	2.26	%(e)
Net investment income, to average net assets	0.85	%(e)	0.15	%(e)
Portfolio turnover rate	71	%(d)	10	%(d)

The notes to the financial statements are an integral part of this report.

(a) Commenced operations on December 6, 2005.

(b) Calculated based on average number of shares outstanding.

(c) Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase.

(d) Not annualized.

(e) Annualized.

(f) Commenced operations on November 15, 2005.

(g) Commenced operations on January 3, 2007.

(h) Rounds to less than $(0.01) or $0.01.

(i) Includes dividends and interest on securities sold short (representing 1.56%, 1.30%, and 2.08% of Average Net Assets for 2007, 2008 and 2009, respectively).

(j) Commenced operations on November 8, 2004.

(k) Commenced operations on August 1, 2006.

(l) Commenced operations on March 1, 2008.

(m) Commenced operations on May 1, 2007.

(n) Commenced operations on September 15, 2008.

(o) Commenced operations on January 3, 2006.

(p) Commenced operations on September 30, 2008.

(*) Includes recaptured expenses by the investment advisor. The impact of recaptured expenses was 0.01% (see Note 2).

(^) Includes recaptured expenses by the investment advisor. The impact of recaptured expenses was 0.07% (see Note 2).

(#) Includes recaptured expenses by the investment advisor. The impact of recaptured expenses was 0.05% (see Note 2).

The notes to the financial statements are an integral part of this report.

NOTES TO FINANCIAL STATEMENTS

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Transamerica AllianceBernstein International Value, Transamerica BlackRock Global Allocation, Transamerica BlackRock Large Cap Value, Transamerica BlackRock Natural Resources, Transamerica BNY Mellon Market Neutral Strategy, Transamerica Evergreen International Small Cap, Transamerica Federated Market Opportunity, Transamerica JPMorgan International Bond, Transamerica JPMorgan Mid Cap Value, Transamerica Loomis Sayles Bond, Transamerica Marsico International Growth, Transamerica Neuberger Berman International, Transamerica Oppenheimer Developing Markets, Transamerica Oppenheimer Small- & Mid-Cap Value, Transamerica Schroders International Small Cap, Transamerica Third Avenue Value, Transamerica Thornburg International Value, Transamerica UBS Dynamic Alpha, Transamerica UBS Large Cap Value, Transamerica Van Kampen Emerging Markets Debt, Transamerica Van Kampen Mid-Cap Growth, Transamerica Van Kampen Small Company Growth, and Transamerica WMC Emerging Markets (each a “Fund”; collectively, the “Funds”) are part of Transamerica Funds.

The Funds currently offer one class of shares, Class I shares, for investment primarily by certain affiliated asset allocation funds and other investors, including institutional investors such as foreign insurers, domestic insurance companies, and their separate accounts, and eligible retirement plans whose record keepers or financial service firm intermediaries have entered into agreements with Transamerica Funds or its agents.

Transamerica BlackRock Natural Resources, Transamerica JPMorgan International Bond, Transamerica Third Avenue Value, Transamerica UBS Dynamic Alpha, and Transamerica Van Kampen Emerging Markets Debt are “non-diversified” under the 1940 Act.

This report should be read in conjunction with the Funds’ current prospectus, which contains more complete information about the Funds.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

In preparing the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Security valuations: The Funds value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Funds’ investments are valued at the last sale price or closing price on the day of valuation taken from the primary exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

Foreign securities generally are valued based on quotations from the primary market in which they are traded. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. If a significant market event impacting the value of a portfolio security (e.g., natural disaster, company announcement, market volatility) occurs subsequent to the close of trading in the security, but prior to the calculation of the Funds’ net asset value per share, market quotations for that security may be determined to be unreliable and, accordingly, not “readily available.” As a result, foreign equity securities held by the Funds may be valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee, under the supervision of the Board of Trustees.

Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee, under the supervision of the Board of Trustees.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (“Level 1”) and the lowest priority to unobservable inputs (“Level 3”) when market prices are not readily available or reliable. Valuation levels are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

The three levels of the hierarchy under FAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The aggregate value by input level, at April 30, 2009, for the Funds’ investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of each Fund’s Schedules of Investments.

Short sales: Transamerica BNY Mellon Market Neutral Strategy and Transamerica UBS Dynamic Alpha may from time to time sell securities short. In the event that the sub-advisers anticipate that the price of securities will decline, they may sell the securities short and borrow the same securities from a broker or other institution to complete the sale. The Funds will incur a profit or a loss, depending upon whether the market price of the securities decreases or increases between the date of the short sale and the date on which the Funds must replace the borrowed securities. All short sales will be fully collateralized. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Funds may be unable to replace borrowed securities sold short. Dividends paid by the issuers of the securities sold short are paid by the Funds to the lenders, recorded on the ex-date of the dividends and recorded as expenses on the Statements of Operations.

Transamerica BNY Mellon Market Neutral Strategy is liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with its short positions. These costs are reported as brokerage expenses on securities sold short in the Statement of Operations.

Cash overdraft: Throughout the year, the Funds may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdrafts by a rate based on the federal funds rate.

Repurchase agreements: The Funds may enter into repurchase agreements. The Funds, through their custodian, receive delivery of the underlying securities, the value of which at the time of purchase is required to be an amount equal to at least 102% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Commission recapture: The sub-advisers of certain Funds, to the extent consistent with the best execution and usual commission rate policies and practices, have elected to place security transactions of the Funds with broker/dealers with which Transamerica Funds has established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions paid by the Funds be used to pay expenses that would otherwise be borne by any other funds within Transamerica Funds, or by any other party.

Recaptured commissions for the period ended April 30, 2009, are included in net realized gains in the Statements of Operations and are summarized as follows:

Fund	Commissions
Transamerica Evergreen International Small Cap	$2
Transamerica Federated Market Opportunity	23
Transamerica JPMorgan Mid Cap Value	5
Transamerica Marsico International Growth	2
Transamerica Third Avenue Value	14
Transamerica Thornburg International Value	—	(a)
Transamerica UBS Dynamic Alpha	5
Transamerica UBS Large Cap Value	54
Transamerica Van Kampen Small Company Growth	—	(a)
Transamerica WMC Emerging Markets	2

(a) Rounds to less than $1.

Securities lending: The Funds may lend securities to qualified financial institutions and brokers. The lending of Fund securities exposes the Funds to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Funds may experience losses related to the investment collateral. To minimize certain of these risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Funds attempt to increase their net investment income through the receipt of interest (after rebates and fees).

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Such income is reflected separately on the Statements of Operations. The value of loaned securities and the liability to return the cash collateral received are reflected on the Schedules of Investments and Statements of Assets and Liabilities. There were no securities on loan at April 30, 2009.

Loan participations/assignments: The Funds may purchase participations/ assignments in commercial loans. Such indebtedness may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Funds to supply additional cash to the borrowers on demand. Loan participations/ assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Funds assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries. The Funds may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy a portion of the loans, becoming part lenders. Loans are often administered by agent banks acting as agents for all holders. The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the portfolios have direct recourse against the corporate borrowers, the Funds may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend dates or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend income, related to Real Estate Investment Trusts (“REIT”) is recorded at managements’ estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts.

Foreign currency denominated investments: The accounting records of the Funds are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. Income, expenses, purchases and sales of investment securities denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Funds may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are valued at the contractual forward rate and are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at April 30, 2009 are listed in the Schedules of Investments.

Futures contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

Subsequent payments (variation margin) are made or received by the Funds each day, depending on the daily fluctuations in the value of the contracts, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The underlying face amounts of open futures contracts at April 30, 2009 are listed in the Schedules of Investments. The variation margin receivable or payable, as applicable, is included in the Statements of Assets and Liabilities.

Option contracts: The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market and an inability of the counterparty to meet the contract terms. Certain Funds may write call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. When a Fund writes a covered call or put option/swaption, an amount equal to the premium received by a Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. Premiums received from writing options/swaptions which expire are treated as realized gains. Premiums received from writing options/swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. Options are marked-to-market daily to reflect the current value of the option/swaption written.

The underlying face amounts of open option and swaption contracts at April 30, 2009 are listed in the Schedules of Investments.

Transactions in written options were as follows:

Transamerica BlackRock Global Allocation	Premium	Notional Amount
Balance at October 31, 2008	$2,296	556
Sales	686	134
Closing Buys	(534)	(72)
Expirations	(1,752)	(485)
Exercised	(14)	(5)
Balance at April 30, 2009	$682	128

Transamerica Federated Market Opportunity	Premium	Notional Amount
Balance at October 31, 2008	$172	30
Sales	—	—
Closing Buys	(57)	(10)
Expirations	(115)	(20)
Exercised	—	—
Balance at April 30, 2009	$—	—

Swap agreements: The Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Funds may enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage their exposure to credit, currency and interest rate risks. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Credit default swap agreements: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Funds and the counterparties and by the posting of collateral by the counterparties to the Funds to cover the Funds’ exposure to the counterparties.

The Funds may sell credit default swaps which expose them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedules of Investments.

In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 1. (continued)

In the event that market quotes are not readily available and the swap agreement cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps is included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered and the Funds would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain their ability to generate income at prevailing market rates, the Funds may enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked to market daily based upon quotations from the market makers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap agreement cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees. When the swap contracts are terminated early, the Funds record realized gain or loss equal to the difference between the current realized value and the expected cash flows. The risks of interest rate swaps include changes in market conditions that will affect the value of the contracts or the cash flows and the possible inability of the counterparties to fulfill their obligations under the agreements. The Funds’ maximum risk of loss from counterparties credit risk are the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. These risks are mitigated by having a master netting arrangement between the Funds and the counterparties and by the posting of collateral by the counterparties to the Funds to cover the Funds’ exposure to the counterparties.

Dividend distributions: Distributions to shareholders are recorded on the ex-dividend dates and are determined in accordance with federal income tax regulations which may differ from GAAP.

NOTE 2.  RELATED PARTY TRANSACTIONS

TAM is the Funds’ investment adviser and is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, LLC (“AEGON USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Funds’ administrator and transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, TFS, and TCI are affiliates of AEGON, NV.

Certain officers and trustees of the Funds are also officers and/or directors of TAM, TFS, and TCI.

At commencement of operations, TAM, an affiliate of the Funds, invested in the Transamerica BlackRock Natural Resources, Transamerica Loomis Sayles Bond, Transamerica BNY Mellon Market Neutral Strategy, Transamerica Schroders International Small Cap, Transamerica Third Avenue Value, Transamerica Thornburg International Value, Transamerica UBS Dynamic Alpha, and Transamerica WMC Emerging Markets. As of April 30, 2009, TAM had less than $1 in investments in each of these Funds.

At the commencement of operations of each of these Funds and classes, TAM, an affiliate, invested in each Fund. As of April 30, 2009, TAM had investments in the Funds as follows:

Transamerica AllianceBernstein International Value	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$3,353	1.50%
Transamerica Asset Allocation-Growth Portfolio	28,691	12.83
Transamerica Asset Allocation-Moderate Portfolio	16,599	7.42
Transamerica Asset Allocation-Moderate Growth Portfolio	39,882	17.84
Transamerica Multi-Manager International Portfolio	24,260	10.85
Transamerica Asset Allocation-Conservative VP	6,749	3.02
Transamerica Asset Allocation-Growth VP	9,334	4.17
Transamerica Asset Allocation-Moderate Growth VP	44,646	19.96
Transamerica Asset Allocation-Moderate VP	19,801	8.86
Transamerica International Moderate Growth VP	29,050	12.99
Total	$222,365	99.44%

Transamerica BlackRock Global Allocation	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$14,456	3.73%
Transamerica Asset Allocation-Growth Portfolio	47,760	12.32
Transamerica Asset Allocation-Moderate Portfolio	33,541	8.65
Transamerica Asset Allocation-Moderate Growth Portfolio	70,908	18.29
Transamerica Multi-Manager Alternative Strategies Portfolio	10,718	2.76
Transamerica Multi-Manager International Portfolio	18,532	4.78
Transamerica Asset Allocation-Conservative VP	17,265	4.45
Transamerica Asset Allocation-Growth VP	30,988	7.99
Transamerica Asset Allocation-Moderate Growth VP	113,160	29.19
Transamerica Asset Allocation-Moderate VP	29,101	7.51
Total	$386,428	99.67%

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Transamerica BlackRock Large Cap Value	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$23,408	5.70%
Transamerica Asset Allocation-Growth Portfolio	133,578	32.54
Transamerica Asset Allocation-Moderate Portfolio	82,742	20.15
Transamerica Asset Allocation-Moderate Growth Portfolio	167,486	40.79
Total	$407,212	99.18%

Transamerica BlackRock Natural Resources	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$6,630	8.10%
Transamerica Asset Allocation-Growth Portfolio	12,534	15.30
Transamerica Asset Allocation-Moderate Portfolio	11,106	13.56
Transamerica Asset Allocation-Moderate Growth Portfolio	27,791	33.94
Transamerica Multi-Manager Alternative Strategies Portfolio	14,871	18.16
Transamerica Asset Allocation-Growth VP	8,538	10.43
Total	$81,469	99.49%

Transamerica BNY Mellon Market Neutral Strategy	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$2,623	3.15%
Transamerica Asset Allocation-Growth Portfolio	9,549	11.44
Transamerica Asset Allocation-Moderate Portfolio	14,059	16.85
Transamerica Asset Allocation-Moderate Growth Portfolio	27,962	33.51
Transamerica Multi-Manager Alternative Strategies Portfolio	20,556	24.63
Transamerica Asset Allocation-Growth VP	8,629	10.34
Total	$83,378	99.92%

Transamerica Evergreen International Small Cap	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$6,763	2.23%
Transamerica Asset Allocation-Growth Portfolio	52,774	17.38
Transamerica Asset Allocation-Moderate Portfolio	18,023	5.94
Transamerica Asset Allocation-Moderate Growth Portfolio	59,121	19.47
Transamerica Multi-Manager Alternative Strategies Portfolio	1,481	0.49
Transamerica Multi-Manager International Portfolio	14,665	4.83
Transamerica Asset Allocation-Conservative VP	5,959	1.96
Transamerica Asset Allocation-Growth VP	35,204	11.60
Transamerica Asset Allocation-Moderate Growth VP	72,243	23.80
Transamerica Asset Allocation-Moderate VP	24,929	8.21
Transamerica International Moderate Growth VP	12,156	4.00
Total	$303,318	99.91%

Transamerica Federated Market Opportunity	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$8,436	10.26%
Transamerica Asset Allocation-Growth Portfolio	11,762	14.31
Transamerica Asset Allocation-Moderate Portfolio	17,204	20.93
Transamerica Asset Allocation-Moderate Growth Portfolio	21,309	25.93
Transamerica Multi-Manager Alternative Strategies Portfolio	22,784	27.72
Total	$81,496	99.15%

Transamerica JPMorgan International Bond	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$57,960	9.08%
Transamerica Asset Allocation-Moderate Portfolio	117,396	18.39
Transamerica Asset Allocation-Moderate Growth Portfolio	93,635	14.67
Transamerica Multi-Manager Alternative Strategies Portfolio	22,180	3.48
Transamerica Asset Allocation-Conservative VP	79,304	12.42
Transamerica Asset Allocation-Moderate Growth VP	124,439	19.49
Transamerica Asset Allocation-Moderate VP	140,241	21.97
Total	$635,155	99.50%

Transamerica JPMorgan Mid Cap Value	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$7,904	5.29%
Transamerica Asset Allocation-Growth Portfolio	41,432	27.73
Transamerica Asset Allocation-Moderate Portfolio	30,754	20.58
Transamerica Asset Allocation-Moderate Growth Portfolio	69,321	46.40
Total	$149,411	100.00%

Transamerica Loomis Sayles Bond	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$59,832	9.51%
Transamerica Asset Allocation-Moderate Portfolio	104,821	16.65
Transamerica Asset Allocation-Moderate Growth Portfolio	70,152	11.14
Transamerica Multi-Manager Alternative Strategies Portfolio	25,092	3.99
Transamerica Asset Allocation-Conservative VP	83,321	13.24
Transamerica Asset Allocation-Moderate Growth VP	128,634	20.43
Transamerica Asset Allocation-Moderate VP	139,129	22.10
Transamerica International Moderate Growth VP	15,062	2.39
Total	$626,042	99.45%

Transamerica Marsico International Growth	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$5,926	1.99%
Transamerica Asset Allocation-Growth Portfolio	37,891	12.73
Transamerica Asset Allocation-Moderate Portfolio	17,261	5.80
Transamerica Asset Allocation-Moderate Growth Portfolio	55,720	18.72
Transamerica Multi-Manager International Portfolio	20,455	6.87
Transamerica Asset Allocation-Conservative VP	7,460	2.51
Transamerica Asset Allocation-Growth VP	26,449	8.89
Transamerica Asset Allocation-Moderate Growth VP	67,624	22.72
Transamerica Asset Allocation-Moderate VP	27,772	9.33
Transamerica International Moderate Growth VP	29,748	10.00
Total	$296,306	99.56%

Transamerica Neuberger Berman International	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$3,853	1.32%
Transamerica Asset Allocation-Growth Portfolio	44,996	15.43
Transamerica Asset Allocation-Moderate Portfolio	16,858	5.78
Transamerica Asset Allocation-Moderate Growth Portfolio	60,569	20.78
Transamerica Multi-Manager International Portfolio	19,474	6.68
Transamerica Asset Allocation-Conservative VP	7,577	2.60
Transamerica Asset Allocation-Growth VP	22,322	7.66
Transamerica Asset Allocation-Moderate Growth VP	72,198	24.77
Transamerica Asset Allocation-Moderate VP	22,116	7.58
Transamerica International Moderate Growth VP	20,223	6.94
Total	$290,186	99.54%

Transamerica Oppenheimer Developing Markets	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$9,183	2.63%
Transamerica Asset Allocation-Growth Portfolio	58,188	16.68
Transamerica Asset Allocation-Moderate Portfolio	16,638	4.77
Transamerica Asset Allocation-Moderate Growth Portfolio	61,079	17.50
Transamerica Multi-Manager Alternative Strategies Portfolio	4,713	1.35
Transamerica Multi-Manager International Portfolio	21,942	6.29
Transamerica Asset Allocation-Conservative VP	11,811	3.38
Transamerica Asset Allocation-Growth VP	37,023	10.61
Transamerica Asset Allocation-Moderate Growth VP	84,053	24.09
Transamerica Asset Allocation-Moderate VP	37,801	10.83
Transamerica International Moderate Growth VP	5,016	1.44
Total	$347,448	99.57%

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Transamerica Oppenheimer Small- & Mid-Cap Value	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$6,696	2.91%
Transamerica Asset Allocation-Growth Portfolio	27,736	12.04
Transamerica Asset Allocation-Moderate Portfolio	21,792	9.46
Transamerica Asset Allocation-Moderate Growth Portfolio	43,358	18.81
Transamerica Asset Allocation-Conservative VP	7,970	3.46
Transamerica Asset Allocation-Growth VP	24,217	10.51
Transamerica Asset Allocation-Moderate Growth VP	69,977	30.36
Transamerica Asset Allocation-Moderate VP	27,181	11.79
Total	$228,929	99.34%

Transamerica Schroders International Small Cap	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$11,365	6.20%
Transamerica Asset Allocation-Growth Portfolio	9,826	5.36
Transamerica Asset Allocation-Moderate Portfolio	17,015	9.28
Transamerica Asset Allocation-Moderate Growth Portfolio	8,407	4.58
Transamerica Multi-Manager Alternative Strategies Portfolio	4,812	2.62
Transamerica Multi-Manager International Portfolio	18,904	10.30
Transamerica Asset Allocation-Conservative VP	23,455	12.79
Transamerica Asset Allocation-Growth VP	3,400	1.85
Transamerica Asset Allocation-Moderate Growth VP	37,761	20.58
Transamerica Asset Allocation-Moderate VP	30,890	16.84
Transamerica International Moderate Growth VP	15,935	8.69
Total	$181,771	99.09%

Transamerica Third Avenue Value	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$8,892	2.51%
Transamerica Asset Allocation-Growth Portfolio	49,928	14.08
Transamerica Asset Allocation-Moderate Portfolio	32,217	9.09
Transamerica Asset Allocation-Moderate Growth Portfolio	71,120	20.06
Transamerica Multi-Manager Alternative Strategies Portfolio	3,588	1.01
Transamerica Asset Allocation-Conservative VP	12,575	3.55
Transamerica Asset Allocation-Growth VP	32,331	9.12
Transamerica Asset Allocation-Moderate Growth VP	95,692	26.99
Transamerica Asset Allocation-Moderate VP	46,270	13.05
Total	$352,613	99.46%

Transamerica Thornburg International Value	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$14,935	6.61%
Transamerica Asset Allocation-Growth Portfolio	8,771	3.88
Transamerica Asset Allocation-Moderate Portfolio	5,433	2.40
Transamerica Asset Allocation-Moderate Growth Portfolio	6,776	3.00
Transamerica Multi-Manager International Portfolio	35,686	15.80
Transamerica Asset Allocation-Conservative VP	32,421	14.36
Transamerica Asset Allocation-Growth VP	3,402	1.51
Transamerica Asset Allocation-Moderate Growth VP	52,455	23.23
Transamerica Asset Allocation-Moderate VP	37,007	16.39
Transamerica International Moderate Growth VP	29,107	12.89
Total	$225,993	100.07%

Transamerica UBS Dynamic Alpha	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$6,956	7.91%
Transamerica Asset Allocation-Growth Portfolio	12,440	14.15
Transamerica Asset Allocation-Moderate Portfolio	12,933	14.72
Transamerica Asset Allocation-Moderate Growth Portfolio	30,053	34.19
Transamerica Multi-Manager Alternative Strategies Portfolio	16,429	18.69
Transamerica Asset Allocation-Growth VP	9,102	10.36
Total	$87,913	100.02%

Transamerica UBS Large Cap Value	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$17,187	2.82%
Transamerica Asset Allocation-Growth Portfolio	96,756	15.87
Transamerica Asset Allocation-Moderate Portfolio	56,685	9.30
Transamerica Asset Allocation-Moderate Growth Portfolio	144,940	23.77
Transamerica Asset Allocation-Conservative VP	21,153	3.47
Transamerica Asset Allocation-Growth VP	47,113	7.73
Transamerica Asset Allocation-Moderate Growth VP	156,319	25.64
Transamerica Asset Allocation-Moderate VP	67,316	11.04
Total	$607,469	99.64%

Transamerica Van Kampen Emerging Markets Debt	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$33,258	9.61%
Transamerica Asset Allocation-Moderate Portfolio	50,384	14.57
Transamerica Asset Allocation-Moderate Growth Portfolio	55,684	16.10
Transamerica Asset Allocation-Conservative VP	45,570	13.18
Transamerica Asset Allocation-Moderate Growth VP	76,391	22.09
Transamerica Asset Allocation-Moderate VP	82,652	23.90
Total	$343,939	99.45%

Transamerica Van Kampen Mid-Cap Growth	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$3,826	2.58%
Transamerica Asset Allocation-Growth Portfolio	28,627	19.29
Transamerica Asset Allocation-Moderate Portfolio	11,666	7.86
Transamerica Asset Allocation-Moderate Growth Portfolio	38,563	25.98
Transamerica Asset Allocation-Conservative VP	3,162	2.13
Transamerica Asset Allocation-Growth VP	7,216	4.86
Transamerica Asset Allocation-Moderate Growth VP	40,160	27.05
Transamerica Asset Allocation-Moderate VP	14,668	9.88
Total	$147,889	99.63%

Transamerica Van Kampen Small Company Growth	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$1,938	2.70%
Transamerica Asset Allocation-Growth Portfolio	15,871	22.14
Transamerica Asset Allocation-Moderate Portfolio	2,434	3.40
Transamerica Asset Allocation-Moderate Growth Portfolio	13,921	19.42
Transamerica Asset Allocation-Conservative VP	2,428	3.39
Transamerica Asset Allocation-Growth VP	7,520	10.49
Transamerica Asset Allocation-Moderate Growth VP	22,231	31.02
Transamerica Asset Allocation-Moderate VP	4,795	6.69
Total	$71,138	99.25%

Transamerica WMC Emerging Markets	Market Values	% of Net Assets
Transamerica Asset Allocation-Conservative Portfolio	$2,789	2.96%
Transamerica Asset Allocation-Growth Portfolio	2,080	2.21
Transamerica Asset Allocation-Moderate Portfolio	17,871	18.96
Transamerica Asset Allocation-Moderate Growth Portfolio	10,864	11.53
Transamerica Multi-Manager International Portfolio	17,347	18.41
Transamerica Asset Allocation-Conservative VP	1,959	2.08
Transamerica Asset Allocation-Growth VP	2,323	2.46
Transamerica Asset Allocation-Moderate Growth VP	21,550	22.87
Transamerica Asset Allocation-Moderate VP	17,490	18.56
Total	$94,272	100.04%

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Investment advisory fees:  The Funds pay management fees to TAM based on average daily net assets (“ANA”) at the following breakpoints:

Transamerica AllianceBernstein International Value
First $200 million	0.88%
Over $200 million up to $500 million	0.81%
Over $500 million	0.77%
Transamerica BlackRock Global Allocation
First $100 million	0.80%
Over $100 million	0.72%
Transamerica BlackRock Large Cap Value
First $250 million	0.80%
Over $250 million up to $750 million	0.775%
Over $750 million	0.75%
Transamerica BlackRock Natural Resources
First $250 million	0.80%
Over $250 million up to $500 million	0.775%
Over $500 million	0.75%
Transamerica BNY Mellon Market Neutral Strategy
ANA	1.40%
Transamerica Evergreen International Small Cap
First $250 million	1.07%
Over $250 million	1.00%
Transamerica Federated Market Opportunity
First $30 million	0.85%
Over $30 million up to $50 million	0.80%
Over $50 million up to $500 million	0.70%
Over $500 million up to $750 million	0.675%
Over $750 million	0.65%
Transamerica JPMorgan International Bond
First $100 million	0.55%
Over $100 million up to $250 million	0.52%
Over $250 million up to $500 million	0.51%
Over $500 million up to $1 billion	0.50%
Over $1 billion	0.47%
Transamerica JPMorgan Mid Cap Value
First $100 million	0.85%
Over $100 million	0.80%
Transamerica Loomis Sayles Bond
First $200 million	0.675%
Over $200 million up to $750 million	0.625%
Over $750 million	0.60%
Transamerica Marsico International Growth
First $300 million	1.05%
Over $300 million up to $400 million	1.01%
Over $400 million up to $1 billion	0.96%
Over $1 billion	0.91%
Transamerica Neuberger Berman International
First $100 million	1.00%
Over $100 million	0.95%
Transamerica Oppenheimer Developing Markets
First $50 million	1.20%
Over $50 million up to $200 million	1.15%
Over $200 million up to $500 million	1.10%
Over $500 million	1.05%
Transamerica Oppenheimer Small- & Mid-Cap Value
First $100 million	0.95%
Over $100 million up to $250 million	0.90%
Over $250 million up to $500 million	0.85%
Over $500 million	0.825%
Transamerica Schroders International Small Cap
First $300 million	1.07%
Over $300 million	1.00%
Transamerica Third Avenue Value
ANA	0.80%
Transamerica Thornburg International Value
First $100 million	1.10%
Over $100 million up to $300 million	1.00%
Over $300 million	0.95%
Transamerica UBS Dynamic Alpha
First $150 million	1.40%
Over $150 million up to $300 million	1.30%
Over $300 million	1.20%
Transamerica UBS Large Cap Value
First $200 million	0.82%
Over $200 million up to $400 million	0.76%
Over $400 million up to $750 million	0.74%
Over $750 billion up to $1 billion	0.71%
Over $1 billion up to $1.5 billion	0.67%
Over $1.5 billion	0.62%
Transamerica Van Kampen Emerging Markets Debt
First $250 million	0.95%
Over $250 million up to $500 million	0.85%
Over $500 million	0.80%
Transamerica Van Kampen Mid-Cap Growth
First $1 billion	0.80%
Over $1 billion	0.775%
Transamerica Van Kampen Small Company Growth
First $500 million	0.95%
Over $500 million	0.85%
Transamerica WMC Emerging Markets
First $300 million	1.15%
Over $300 million	1.10%

TAM has contractually agreed to waive its advisory fee and will reimburse each Fund to the extent that operating expenses, excluding dividend expense on short sales and certain extraordinary expenses, exceed the following stated annual limit:

Fund	Expense Limit
Transamerica AllianceBernstein International Value *	1.13%
Transamerica BlackRock Global Allocation *	1.00
Transamerica BlackRock Large Cap Value	1.00
Transamerica BlackRock Natural Resources	1.00
Transamerica BNY Mellon Market Neutral Strategy	1.65
Transamerica Evergreen International Small Cap	1.32
Transamerica Federated Market Opportunity *	1.05
Transamerica JPMorgan International Bond *	0.75
Transamerica JPMorgan Mid Cap Value	1.05
Transamerica Loomis Sayles Bond	0.88
Transamerica Marsico International Growth	1.31
Transamerica Neuberger Berman International *	1.25
Transamerica Oppenheimer Developing Markets *	1.45
Transamerica Oppenheimer Small- & Mid-Cap Value	1.15
Transamerica Schroders International Small Cap	1.27
Transamerica Third Avenue Value	1.00
Transamerica Thornburg International Value	1.35
Transamerica UBS Dynamic Alpha	1.65
Transamerica UBS Large Cap Value	1.02
Transamerica Van Kampen Emerging Markets Debt	1.15
Transamerica Van Kampen Mid-Cap Growth *	1.00
Transamerica Van Kampen Small Company Growth	1.15
Transamerica WMC Emerging Markets	1.40

*The Fund may not recapture any fees waived and/or reimbursed prior to March 1, 2008.

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

If total Fund expenses fall below the annual expense limitation agreement agreed to by the adviser within the succeeding three years, the Funds may be required to pay the adviser a portion or all of the reimbursed expenses. Amounts recaptured by the adviser during the period ended April 30, 2009 were as follows:

Fund	Recaptured Amount
Transamerica Schroders International Small Cap	$5
Transamerica Thornburg International Value	45
Transamerica WMC Emerging Markets	18

The following amounts were available for recapture as of April 30, 2009:

Transamerica Schroders International Small Cap	Reimbursement of Class Expenses	Available for Recapture Through
Fiscal Year 2008:	$21	10/31/2011

Transamerica WMC Emerging Markets	Reimbursement of Class Expenses	Available for Recapture Through
Fiscal Year 2008:	$38	10/31/2011

Administrative services: The Funds have entered into agreements with TFS for financial and legal fund administration services. The Funds pay TFS an annual fee of 0.02% of ANA. The Legal fees on the Statements of Operations are fees paid to external legal counsel.

Transfer agent fees: The Funds pay TFS an annual per-account charge for each open and closed account. For the period ended April 30, 2009, the Funds paid TFS amounts that round to less than $1.

Deferred compensation plan: Each eligible Independent Fund Trustee may elect to participate in a non-qualified deferred compensation plan (the “Plan”) maintained by Transamerica Funds. Under the Plan, such Trustees may defer payment of all or a portion of their total fees earned as a Fund Trustee. Each Trustee who is a participant in the Plan may elect that the earnings, losses or gains credited to his or her deferred fee amounts be determined based on a deemed investment in Class A shares of any series of Transamerica Funds or investment options under Transamerica Partners Funds Group II, or funds of Transamerica Investors, Inc. The right of a participant to receive a distribution from the Plan of the deferred fees is a claim against the general assets of all series of Transamerica Funds.

Retirement plan: Under a prior retirement plan (the “Emeritus Plan”) available to the Independent Trustees, each Independent Trustee was deemed to have been elected to serve as Trustee Emeritus of Transamerica Funds upon his or her termination of service, other than removal for cause, for a maximum period of five years determined by his or her years of service as a Trustee.

Such amounts were to be accrued by Transamerica Funds on a pro rata basis allocable to each Transamerica Fund based on the relative assets of the Fund. If retainers increased in the future, past accruals (and credits) would be adjusted upwards so that 50% of the Trustee’s current retainer was accrued and credited at all times. Upon death, disability or termination of service, other than removal for cause, amounts deferred became payable to an Emeritus Trustee (or his/her beneficiary). Upon commencement of service as Trustee Emeritus, compensation would be paid on a quarterly basis during the time period that the Trustee Emeritus was allowed to serve as such.

At April 30, 2009, the Funds’ Liability related to the Emeritus Plan was as follows:

Fund	Emeritus Fees
Transamerica AllianceBernstein International Value	$1
Transamerica BlackRock Global Allocation	1
Transamerica BlackRock Large Cap Value	1
Transamerica Evergreen International Small Cap	1
Transamerica Federated Market Opportunity	—	(a)
Transamerica JPMorgan International Bond	1
Transamerica JPMorgan Mid Cap Value	1
Transamerica Marsico International Growth	1
Transamerica Neuberger Berman International	1
Transamerica Oppenheimer Developing Markets	1
Transamerica Oppenheimer Small- & Mid-Cap Value	—	(a)
Transamerica UBS Large Cap Value	1
Transamerica Van Kampen Emerging Markets Debt	1
Transamerica Van Kampen Mid-Cap Growth	—	(a)
Transamerica Van Kampen Small Company Growth	1

(a) Rounds to less than $1.

Amounts deferred and accrued under the Emeritus Plan are claims against the general assets of Transamerica Funds.

The Emeritus Plan was terminated effective October 30, 2007. Upon termination, the Funds continue to pay any remaining benefits in accordance with the Plan, but no further compensation is accrued under the Plan.

NOTES TO FINANCIAL STATEMENTS (continued)

At April 30, 2009

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Brokerage commissions: Brokerage commissions incurred on security transactions placed with affiliates of the adviser or sub-advisers for the period ended April 30, 2009 were as follows:

Fund	Brokerage Commissions
Transamerica BlackRock Global Allocation	$5
Transamerica Marsico International Growth	14
Transamerica Third Avenue Value	122
Transamerica UBS Dynamic Alpha	14
Transamerica UBS Large Cap Value	22
Transamerica Van Kampen Mid-Cap Growth	1
Transamerica Van Kampen Small Company Growth	—	(a)

(a) Rounds to less than $1.

NOTE 3. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended April 30, 2009 were as follows:

	Purchases of securities:		Proceeds from maturities and sales of securities:
Fund	Long-term	U.S. Government	Long-term	U.S. Government
Transamerica AllianceBernstein International Value	$50,822	$—	$63,854	$—
Transamerica BlackRock Global Allocation	55,533	9,762	50,326	9,206
Transamerica BlackRock Large Cap Value	269,292	—	263,021	—
Transamerica BlackRock Natural Resources	1,192	—	2,426	—
Transamerica BNY Mellon Market Neutral Strategy	271,734	—	267,958	—
Transamerica Evergreen International Small Cap	236,442	—	228,149	—
Transamerica Federated Market Opportunity	56,280	3,833	97,803	—
Transamerica JPMorgan International Bond	107,553	—	203,172	—
Transamerica JPMorgan Mid Cap Value	40,285	—	32,798	—
Transamerica Loomis Sayles Bond	99,800	—	79,009	—
Transamerica Marsico International Growth	137,142	—	121,901	—
Transamerica Neuberger Berman International	91,876	—	99,075	—
Transamerica Oppenheimer Developing Markets	66,509	—	76,238	—
Transamerica Oppenheimer Small- & Mid-Cap Value	164,102	—	96,167	—
Transamerica Schroders International Small Cap	79,042	—	22,953	—
Transamerica Third Avenue Value	41,949	—	21,241	—
Transamerica Thornburg International Value	143,841	—	8,308	—
Transamerica UBS Dynamic Alpha	147,444	—	182,588	—
Transamerica UBS Large Cap Value	203,808	—	224,774	—
Transamerica Van Kampen Emerging Markets Debt	154,307	—	170,832	—
Transamerica Van Kampen Mid-Cap Growth	46,263	—	10,686	—
Transamerica Van Kampen Small Company Growth	20,658	—	16,370	—
Transamerica WMC Emerging Markets	55,628	—	52,065	—

NOTE 4. FEDERAL INCOME TAX MATTERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Management has evaluated the Funds’ tax provisions taken for all open tax years and has concluded that no provision for income tax is required in the Funds financial statements. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for items including, but not limited to, wash sales, structured notes, foreign bonds, swaps, net operating losses, distribution reclasses REITS, PFICS, foreign currency transactions, and capital loss carryforwards.

NOTE 5. ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board issued its new Standard No. 161, “Disclosure About Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statement disclosures.

TRANSAMERICA ALLIANCEBERNSTEIN INTERNATIONAL VALUE

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica AllianceBernstein International Value (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and AllianceBernstein L.P. (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009. In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board examined the short-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007, noting that the Fund’s inception date was in December 2005. The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-year period but above the median for the past 2-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Trustees noted that the Fund’s contractual management fees were in line with the medians for its peer group and peer universe and that the total expenses of the Fund were below the medians for its peer group and peer universe. Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser. In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

TRANSAMERICA BLACKROCK GLOBAL ALLOCATION

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica BlackRock Global Allocation (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009. In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board examined the short-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007, noting that the Fund’s inception date was in December 2005. The Board noted that the Fund’s short-term performance was strong compared to its peer universe for the past 1- and 2-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Board noted that the Fund’s contractual management fees and total expenses were below the medians for its peer group and peer universe, indicating competitive fees. Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser. In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Board noted further that an additional advisory breakpoint is offered above the sub-advisory breakpoints. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

TRANSAMERICA BLACKROCK LARGE CAP VALUE

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica BlackRock Large Cap Value (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009. In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board examined the short-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007, noting that the Fund’s inception date was in November 2005. The Board noted that the Fund’s performance was slightly above the median for its peer universe for the past 1-year period and at the median for the past 2-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Board noted that the Fund’s contractual management fees were below the median for its peer group and above the median for its peer universe and that total expenses of the Fund were below the medians for its peer group and peer universe. Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser. In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

TRANSAMERICA BLACKROCK NATURAL RESOURCES

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica BlackRock Natural Resources (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009. In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board examined the short-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for the trailing period ended December 31, 2007, noting that the Fund’s inception date was in January 2007. The Board noted that the Fund’s performance was in line with the median for its peer universe for the period since inception. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Board noted that the Fund’s contractual management fees were below the median for its peer group and at the median for its peer universe and that total expenses of the Fund were below the medians for its peer group and peer universe. Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser. In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

TRANSAMERICA BNY MELLON MARKET NEUTRAL STRATEGY

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica BNY Mellon Market Neutral Strategy (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Mellon Capital Management Corporation (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009. In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board examined the performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007, noting that the Fund’s inception was in January 2007. The Trustees noted that the performance of the Fund was below the median for its peer universe for the period since inception. The Board considered that the Lipper Equity Market Neutral category was created recently and contains only a small sample of funds, many of which are also new.  The Board noted that they would be monitoring performance closely and expected improvement. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Trustees noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe and that the total expenses of the Fund were below the medians for its peer group and peer universe. Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser. In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board considered the specific reasons for the absence of breakpoints, and concluded that the absence of breakpoints was acceptable under the circumstances. The Board noted management’s observation that for an absolute return market-neutral strategy, the Fund’s sub-advisory fee is competitive for the retail marketplace. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

TRANSAMERICA EVERGREEN INTERNATIONAL SMALL CAP

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Evergreen International Small Cap (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Evergreen Investment Management Company, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009. In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board examined the performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007, noting that the Fund’s inception was in November 2004. The Trustees noted that the performance of the Fund was above the median for its peer universe for the past 1- and 3-year periods indicating strong relative and absolute results. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Trustees noted that the Fund’s contractual management fees were in line with the medians for its peer group and peer universe and that the total expenses of the Fund were below the medians for its peer group and peer universe. Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer a breakpoint which appropriately benefits investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

TRANSAMERICA FEDERATED MARKET OPPORTUNITY

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Federated Market Opportunity (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Federated Equity Management Company of Pennsylvania (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009. In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board examined the performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007, noting that the Fund’s inception was in December 2005. The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-, and 2-year periods. The Trustees noted management’s observation that due to the Fund’s unique investment strategy, it was difficult to benchmark performance against its peer universe. The Board considered that the Fund’s defensive positioning to its stock market exposure has recently benefited the Fund and that performance for 2008 has improved considerably. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies, but the Board noted that they would be monitoring performance closely and expected the recent improvement to continue.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Trustees noted that the Fund’s contractual management fees were in line with the median for its peer group and below the median for its peer universe and that the total expenses of the Fund were below the medians for its peer group and peer universe. The Board also noted that management and sub-advisory fees were renegotiated for 2008, with the addition of two breakpoints to each fee schedule.  Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser. In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows.  In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.  The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

TRANSAMERICA JPMORGAN INTERNATIONAL BOND

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica JPMorgan International Bond (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009. In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board examined the performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007, noting that the Fund’s inception date was in December 2005. The Board noted that the Fund’s performance was above the median for its peer universe for the past 1- and 2-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies, but the Board noted that they would be monitoring performance closely.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Board noted that the Fund’s contractual management fees were in line with the median for its peer group and below the median for its peer universe, and the total expenses were below the medians for its peer group and peer universe. Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser. In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.

Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders.  In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

TRANSAMERICA JPMORGAN MID CAP VALUE

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica JPMorgan Mid Cap Value (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and J.P. Morgan Investment Management Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009. In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board examined the performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007, noting that the Fund’s inception date was in November 2005. The Board noted that the Fund’s performance was above the median for its peer universe for the past 1- and 2-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Board noted that the Fund’s contractual management fees were below the median for its peer group and in line with the median for its peer universe, and the total expenses were below the medians for its peer group and peer universe. Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser. In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM offers a breakpoint which appropriately benefits investors by passing on economies of scale in the form of lower management fees as the level of assets grows despite the fact that there is a flat sub-advisory fee schedule. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

TRANSAMERICA LOOMIS SAYLES BOND

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Loomis Sayles Bond (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Loomis, Sayles & Company, L.P. (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009. In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board examined the performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for the period ended December 31, 2007, noting that the Fund’s inception date was in January 2007. The Board noted that the Fund’s performance was in line with the median for its peer universe for the period since inception. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Trustees noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe and that the total expenses of the Fund were well below the medians for its peer group and peer universe. Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser. In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Board further noted that TAM offers an additional breakpoint above those offered by the Sub-Adviser. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.

Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser.

TRANSAMERICA MARSICO INTERNATIONAL GROWTH

INVESTMENT ADVISORY, SUB-ADVISORY AND PORTFOLIO MANAGEMENT AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Marsico International Growth (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Columbia Management Advisors, LLC (the “Sub-Adviser”) and the portfolio management agreement (the “Portfolio Management Agreement”) between the Sub-Adviser and Marsico Capital Management, LLC (“MCM”), to determine whether the agreements should be renewed. The Board noted that the Sub-Adviser has entered into an agreement with MCM to provide portfolio management services for the Fund.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement, the Sub- Advisory Agreement and the Portfolio Management Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement, Sub-Advisory Agreement and Portfolio Management Agreement through June 30, 2009. In reaching their decision, the Trustees requested and obtained from TAM, the Sub-Adviser and MCM such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser and MCM. The Trustees also carefully considered information they had previously received from TAM, the Sub-Adviser and MCM as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory, Sub-Advisory and Portfolio Management Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TAM and MCM to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TAM and MCM are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and MCM for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and MCM, TAM’s management oversight process and the professional qualifications of the portfolio management team of MCM. The Trustees determined that TAM and MCM can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs. The Board noted that MCM had previously been affiliated with the Sub-Adviser, but was not longer, and that the Sub-Advisory Agreement provided continued access to the services of MCM.

The investment performance of the Fund. The Board examined the performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007, noting that the Fund’s inception was in November 2004. The Trustees noted that the performance of the Fund was strong compared to its peer universe for the past 1- and 3-year periods. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and MCM, the Board concluded that TAM and MCM are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Trustees noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe but that the total expenses of the Fund were below the medians for its peer group and peer universe. The Board noted further that management and sub-advisory fees were renegotiated for 2008. Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser. In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and MCM from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund. The Board also noted that MCM is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements MCM may engage in with respect to the Fund’s brokerage transactions.

Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of MCM. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

TRANSAMERICA NEUBERGER BERMAN INTERNATIONAL

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Neuberger Berman International (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Neuberger Berman Management, LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009. In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board examined the performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for trailing periods ended December 31, 2007, noting that the Fund commenced operations in December 2005. The Board noted that the Fund’s performance was below the median for its peer universe for the past 1- and 2-year periods and that they would be monitoring performance closely. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Board noted that the Fund’s contractual management fees were in line with the medians for its peer group and peer universe and that the Fund’s total expenses were below the medians for its peer group and peer universe. Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser. In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer a breakpoint which appropriately benefits investors by passing along economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

TRANSAMERICA OPPENHEIMER DEVELOPING MARKETS

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Oppenheimer Developing Markets (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and OppenheimerFunds, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009. In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board examined the performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for trailing periods ended December 31, 2007, noting that the Fund commenced operations in December 2005. The Board noted that the Fund’s performance was below the median for its peer universe for the past 1- and 2-year periods and that they would be monitoring performance closely. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Board noted that the Fund’s contractual management fees were in line with the medians for its peer group and peer universe and that the Fund’s total expenses were below the medians for its peer group and peer universe. Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser. In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing along economies of scale in the form of lower management fees as the level of assets grows. The Board noted further that an additional breakpoint was added to the advisory and sub-advisory fee schedules for 2008. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

TRANSAMERICA OPPENHEIMER SMALL- & MID-CAP VALUE

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Oppenheimer Small- & Mid-Cap Value (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Oppenheimer Funds, Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009. In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser.  The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board examined the performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007, noting that the Fund commenced operations in August 2006. The Board noted that the Fund’s performance was above the median for its peer universe for the past 1-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Board noted that the Fund’s contractual management fees were above the median for its peer group and slightly above the median for its peer universe. The Board noted further that the Fund’s total expenses are below the medians for its peer group and peer universe. Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser. In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing along economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

TRANSAMERICA THIRD AVENUE VALUE

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Third Avenue Value (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Third Avenue Management LLC (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009. In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board noted that the Fund’s inception date was in May 2007 and that no comparative data from Lipper was provided. The Trustees examined the shorter-term performance of the Fund as compared to its benchmark for the period from inception through December 31, 2007, noting that while the Fund outperformed its benchmark, the Fund’s return was negative. The Board noted that they would be monitoring performance closely. The Board also took note of an insurance products fund subadvised by the Sub-Adviser in a similar manner and overseen by the Board that has a good longer term record. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Trustees noted that the Fund’s contractual management fees and total expenses were below the medians for its peer group and peer universe, indicating competitive fees. Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser. In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board considered the specific reasons for the absence of breakpoints, and concluded that the absence of breakpoints was acceptable under the circumstances. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

TRANSAMERICA UBS DYNAMIC ALPHA

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15, 2008 the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica UBS Dynamic Alpha (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and UBS Global Asset Management (Americas) Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009. In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board examined the short-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for the period since inception ended December 31, 2007, noting that the Fund’s inception date was in January 2007. The Board noted that the Fund’s performance since inception was below the median for its peer universe and that the Fund has experienced portfolio management turnover over the past few months. The Trustees considered that the Fund’s investment strategy is an extension of the long-only UBS Global Securities Portfolio strategy, which over the past 10 years has achieved strong risk adjusted returns. The Board noted that they would be monitoring the Fund closely for performance improvement. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to TST as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Trustees noted that the Fund’s contractual management fees and total expenses were above the medians for its peer group and peer universe. Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

TRANSAMERICA UBS LARGE CAP VALUE

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica UBS Large Cap Value (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and UBS Global Asset Management (Americas) Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009. In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board examined the short and longer-term performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007. The Trustees noted that the Fund’s inception date was November 8, 2004 and that the Fund’s performance was below the median for its peer universe for the past 1-year period and above the median for the past 3-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Trustees noted that the Fund’s contractual management fees were below the median for its peer group and above the median for its peer universe and that the total expenses of the Fund were below the medians for its peer group and peer universe. Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser. In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

TRANSAMERICA VAN KAMPEN EMERGING MARKETS DEBT

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Van Kampen Emerging Markets Debt (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Morgan Stanley Investment Management Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009. In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board examined the performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007, noting that the Fund’s inception date was in November 2004. The Board noted that the Fund’s performance was above the median for its peer universe for the past 1-year period and in line with the median for the past 3-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Board noted that the Fund’s contractual management fees were above the medians for its peer group and peer universe, and the total expenses were below the medians for its peer group and peer universe. The Board noted further that sub-advisory fees were reduced in 2007. Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser. In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Board further noted that TAM offers an additional breakpoint above those offered by the Sub-Adviser. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders.

Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

TRANSAMERICA VAN KAMPEN MID-CAP GROWTH

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Van Kampen Mid-Cap Growth (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Morgan Stanley Investment Management Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009. In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser. The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board examined the performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for periods ended December 31, 2007, noting that the Fund’s inception date was in January 2006. The Board also noted that the Fund’s performance was strong compared to its peer universe for the past 1-year period. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Board noted that the Fund’s contractual management fees were below the median for its peer group and in line with the median for its peer universe and that the Fund’s the total expenses were well below the medians for its peer group and peer universe. Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser.  In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer a breakpoint which appropriately benefits investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund.

Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

TRANSAMERICA VAN KAMPEN SMALL COMPANY GROWTH

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS - CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds held on May 15th, 2008, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Van Kampen Small Company Growth (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”), as well as the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) of the Fund between TAM and Morgan Stanley Investment Management Inc. (the “Sub-Adviser”), to determine whether the agreements should be renewed.

Following their review and consideration, the Trustees determined that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, fair, and in the best interests of its shareholders. The Board, including the independent members of the Board, unanimously approved the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement through June 30, 2009. In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the agreements, including information about fees and performance of comparable funds managed by the Sub-Adviser.  The Trustees also carefully considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance, and fee and expense information and profitability data prepared by management. In considering the proposed continuation of the Investment Advisory and Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. They based their decisions on the following considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided. The Board considered the nature and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past, as well as the services anticipated to be provided in the future. The Board concluded that TAM and the Sub-Adviser are capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past by TAM and the Sub-Adviser for this Fund and the experience, capability and integrity of TAM’s senior management, the financial resources of TAM and the Sub-Adviser, TAM’s management oversight process and the professional qualifications of the portfolio management team of the Sub-Adviser. The Trustees determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Fund. The Board examined the performance of the Fund, including relative performance against a peer universe of comparable mutual funds as prepared by Lipper for various trailing periods ended December 31, 2007, noting that the Fund’s inception date was in November 2004. The Board noted that the Fund’s performance was below the median for its peer universe for the past 1-year period and in line with the median for the past 3-year period. The Board noted that they would be monitoring performance closely. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with other investment companies.

The cost of advisory services provided and the level of profitability. The Board reviewed profitability information of TAM’s cost of procuring fund management services, as well as the costs of provision of administration, fund accounting and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board reviewed the management and sub-advisory fees for the Fund. The Board noted that the Fund’s contractual management fees were in line with the medians for its peer group and peer universe and that the Fund’s total expenses were below the medians for its peer group and peer universe. Based on their review, the Trustees determined that the management and sub-advisory fees of the Fund generally are appropriate in light of the services expected to be provided or procured, and the anticipated profitability of the relationship between the Fund, TAM and its affiliates, and the Sub-Adviser. In making these observations and determinations, the Board reviewed comparative information provided by Lipper.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. In evaluating the extent to which the management fees payable under the Investment Advisory and Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that TAM and the Sub-Adviser offer a breakpoint which appropriately benefits investors by passing on economies of scale in the form of lower management fees as the level of assets grows. The Trustees also concluded that they will have the opportunity to periodically reexamine whether the Fund has achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Adviser, in the future.

Benefits (such as soft dollars) to TAM, its affiliates, or the Sub-Adviser from their relationship with the Fund. The Board concluded that other benefits anticipated to be derived by TAM, its affiliates, and the Sub-Adviser from their relationships with the Fund are expected to be consistent with industry practice and the best interests of the Fund and its shareholders. The Trustees noted that TAM would not realize soft dollar benefits from its relationship with the Fund. The Board also noted that the Sub-Adviser is participating in a brokerage program pursuant to which a portion of brokerage commissions paid by the Fund is recaptured for the benefit of the Fund and its shareholders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Fund’s brokerage transactions.

Other considerations. The Board determined that TAM has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Trustees favorably considered the procedures and policies in place by TAM to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Trustees also determined that TAM has made a significant entrepreneurial commitment to the management and success of the Fund, reflected by TAM’s expense limitation and fee waiver arrangements with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statements of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamericafunds.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888- 233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday—Friday. Your request will take effect within 30 days.

P.O. Box 9012

Clearwater, FL 33758-9012

Customer Service 1-888-233-4339

P.O. Box 9012 • Clearwater, FL 33758-9012

Distributor: Transamerica Capital, Inc.

Item 2:  Code of Ethics.

Not applicable for semi-annual reports.

Item 3:  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4:  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:  Audit Committee of Listed Registrant.

Not applicable for semi-annual reports.

Item 6:  Investments.

The schedules of investments are included in the Semi-Annual report to shareholders filed under Item 1 of this Form N-CSR.

Item 7:  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:  Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:  Exhibits.

(a)   (1)   Not Applicable

(2)          Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)   Not Applicable

(b)         A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	June 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	June 26, 2009

By:	/s/ Joseph P. Carusone
Joseph P. Carusone
Principal Financial Officer
Date:	June 26, 2009

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(2)(i)	Section 302 N-CSR Certification of Chief Executive Officer
12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
12(b)	Section 906 N-CSR Certification of Chief Executive Officer and Principal Financial Officer